UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000	Bethesda, MD	20814

(Address of principal executive offices)		(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders.

Not just funds, ProFundsSM

Classic ProFunds VP
Bull
Small-Cap
Dow 30
OTC
Large-Cap Value
Large-Cap Growth
Mid-Cap Value
Mid-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30
Japan

Ultra ProFunds VP
UltraBull
UltraMid-Cap
UltraSmall-Cap
UltraOTC

Inverse ProFunds VP
Bear
Short Mid-Cap
Short Small-Cap
Short Dow 30
Short OTC
UltraShort Dow 30
UltraShort OTC

Sector ProFunds VP
Banks
Basic Materials
Biotechnology
Consumer Goods
Consumer Services
Financials
Health Care
Industrials
Internet
Oil & Gas
Pharmaceuticals
Precious Metals
Real Estate
Semiconductor
Technology
Telecommunications
Utilities

Bond Benchmarked ProFunds VP
U.S. Government Plus
Rising Rates Opportunity

Money Market ProFund VP
Money Market

Semiannual Report
June 30, 2007

i	Message from the Chairman
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Bull
10	ProFund VP Small-Cap
22	ProFund VP Dow 30
26	ProFund VP OTC
31	ProFund VP Large-Cap Value
38	ProFund VP Large-Cap Growth
45	ProFund VP Mid-Cap Value
52	ProFund VP Mid-Cap Growth
59	ProFund VP Small-Cap Value
67	ProFund VP Small-Cap Growth
74	ProFund VP Asia 30
79	ProFund VP Europe 30
84	ProFund VP Japan
88	ProFund VP UltraBull
97	ProFund VP UltraMid-Cap
105	ProFund VP UltraSmall-Cap
117	ProFund VP UltraOTC
122	ProFund VP Bear
126	ProFund VP Short Mid-Cap
130	ProFund VP Short Small-Cap
134	ProFund VP Short Dow 30
138	ProFund VP Short OTC
142	ProFund VP UltraShort Dow 30
146	ProFund VP UltraShort OTC
150	ProFund VP Banks
155	ProFund VP Basic Materials
160	ProFund VP Biotechnology
164	ProFund VP Consumer Goods
169	ProFund VP Consumer Services
175	ProFund VP Financials
181	ProFund VP Health Care
186	ProFund VP Industrials
192	ProFund VP Internet
196	ProFund VP Oil & Gas
201	ProFund VP Pharmaceuticals
205	ProFund VP Precious Metals
209	ProFund VP Real Estate
214	ProFund VP Semiconductor
219	ProFund VP Technology
224	ProFund VP Telecommunications
228	ProFund VP Utilities
233	ProFund VP U.S. Government Plus
237	ProFund VP Rising Rates Opportunity
241	ProFund VP Money Market

245	Notes to Financial Statements

257	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2007.

During the period, the U.S. economy seemed poised to pull off the “soft landing” that the Federal Reserve had been hoping for. Gross Domestic Product (GDP) moderated during the first quarter, suggesting that the economys’ growth rate had slowed to less than 1% per year. But with most economic indicators pointing to stronger growth in the second quarter, most economists surveyed by the Wall Street Journal are forecasting 2-3% growth rates for the second half of 2007. However, a minority of economists worry that the consensus fails to factor in the negative impact that lower housing prices and higher mortgage rates will have on the consumers’ pocketbooks.

Equities Continued to March Forward . . .

The broad U.S. equity market continued upward during the first six months of 2007, as evidenced by the S&P 500 Index, which returned 7.0% for the period. Other major indexes also posted solid six-month returns, including the Dow Jones Industrial Average 8.8%, the NASDAQ-100 Index 10.3%, the S&P MidCap 400 Index 12.0%, and the Russell 2000 Index 6.4%.

Looking under the hood, however, it was clear that not all the moving parts were moving in synch. Of the ten primary industry groups, as measured by the Dow Jones Sector indexes, the Basic Materials, Oil & Gas, and Telecommunications surged ahead, returning 20.0%, 18.3%, and 15.4%, respectively. Financials was the only industry group that turned in a negative performance for the period, -0.9%. Other industry groups that trailed the broader market averages included Consumer Services, Consumer Goods, and Health Care, with returns of 4.5%, 5.8%, and 5.9%, respectively.

. . . While Bonds Faltered

The Fed remained vigilant in its efforts to keep inflation under control, and held its key short-term interest rate, the Fed Funds Target Rate, steady, at 5.25%. The long end of the yield curve moved higher, as the 30-year bond yield went from 4.8% to 5.1% over the period, resulting in a -3.7% return for investors in the Long Bond.

Navigate Today’s Markets

Whatever direction the market takes, ProFunds believes investors should have abundant opportunities to increase potential return and reduce risk. That’s why we continue to offer innovative ways for investors to seek higher potential returns and reduced risk through exposure to a variety of U.S. and foreign equity, fixed income and currency market indexes.

As always, we deeply appreciate your continued trust in ProFunds VP.

Sincerely,

Michael Sapir
Chairman

This material must be preceded or accompanied by a current prospectus. Investing in the ProFunds VP involves certain risks, including in all or some cases, leverage, liquidity, concentration, non-diversification, repurchase agreement and inverse correlation risks. These risks can increase volatility and decrease performance. Please see the prospectus for a more complete description of these risks. All ProFunds VP permit active investment strategies, which can decrease performance.

i

PROFUNDS VP ProFund VP Bull

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses, that the daily performance of the S&P 500 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	81%
Futures Contracts	20%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	2.9%
General Electric Co.	2.4%
AT&T, Inc.	1.6%
Citigroup, Inc.	1.5%
Microsoft Corp.	1.5%

S&P 500 Index - Composition
% of Index

Financial	21%
Consumer Non-Cyclical	19%
Industrial	12%
Communications	12%
Technology	11%
Energy	11%
Consumer Cyclical	8%
Utilities	3%
Basic Materials	3%

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (81.4%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	8,777	$761,756
Abbott Laboratories (Pharmaceuticals)	18,760	1,004,598
Abercrombie & Fitch Co.—Class A (Retail)	1,072	78,235
ACE, Ltd.ADR (Insurance)	3,953	247,142
Adobe Systems, Inc.* (Software)	7,169	287,835
Advanced Micro Devices, Inc.* (Semiconductors)	6,700	95,810
Aetna, Inc. (Healthcare-Services)	6,298	311,121
Affiliated Computer Services, Inc.—Class A* (Computers)	1,206	68,404
AFLAC, Inc. (Insurance)	5,963	306,498
Agilent Technologies, Inc.* (Electronics)	4,824	185,435
Air Products & Chemicals, Inc. (Chemicals)	2,613	210,007
Alcoa, Inc. (Mining)	10,586	429,051
Allegheny Energy, Inc.* (Electric)	2,010	103,997
Allegheny Technologies, Inc. (Iron/Steel)	1,273	133,512
Allergan, Inc. (Pharmaceuticals)	3,752	216,265
Allied Waste Industries, Inc.* (Environmental Control)	3,082	41,484
Allstate Corp. (Insurance)	7,370	453,329
Alltel Corp. (Telecommunications)	4,221	285,129
Altera Corp. (Semiconductors)	4,288	94,893
Altria Group, Inc. (Agriculture)	25,594	1,795,163
Amazon.com, Inc.* (Internet)	3,752	256,674
Ambac Financial Group, Inc. (Insurance)	1,273	110,993
Ameren Corp. (Electric)	2,479	121,496
American Electric Power, Inc. (Electric)	4,824	217,273
American Express Co. (Diversified Financial Services)	14,472	885,397
American International Group, Inc. (Insurance)	31,557	2,209,937
American Standard Cos. (Building Materials)	2,144	126,453
Ameriprise Financial, Inc. (Diversified Financial Services)	2,881	183,145
AmerisourceBergen Corp. (Pharmaceuticals)	2,345	116,007
Amgen, Inc.* (Biotechnology)	14,137	781,635
Anadarko Petroleum Corp. (Oil & Gas)	5,628	292,600
Analog Devices, Inc. (Semiconductors)	3,953	148,791
Anheuser-Busch Cos., Inc. (Beverages)	9,246	482,271
AON Corp. (Insurance)	3,551	151,308
Apache Corp. (Oil & Gas)	4,020	327,992
Apartment Investment and Management Co.—Class A (REIT)	1,206	60,806
Apollo Group, Inc.—Class A* (Commercial Services)	1,675	97,870
Apple Computer, Inc.* (Computers)	10,519	1,283,739
Applera Corp.—Applied Biosystems Group (Electronics)	2,211	67,524
Applied Materials, Inc. (Semiconductors)	16,817	334,154
Archer-Daniels-Midland Co. (Agriculture)	7,973	263,827
Archstone-Smith Trust (REIT)	2,680	158,415
Ashland, Inc. (Chemicals)	670	42,846
Assurant, Inc. (Insurance)	1,206	71,057
AT&T, Inc. (Telecommunications)	75,040	3,114,160
Autodesk, Inc.* (Software)	2,814	132,483
Automatic Data Processing, Inc. (Software)	6,700	324,749
AutoNation, Inc.* (Retail)	1,809	40,594
AutoZone, Inc.* (Retail)	603	82,382
Avalonbay Communities, Inc. (REIT)	938	111,509
Avaya, Inc.* (Telecommunications)	5,494	92,519
Avery Dennison Corp. (Household Products/Wares)	1,139	75,721
Avon Products, Inc. (Cosmetics/Personal Care)	5,360	196,980
Baker Hughes, Inc. (Oil & Gas Services)	3,886	326,929
Ball Corp. (Packaging & Containers)	1,273	67,685
Bank of America Corp. (Banks)	54,002	2,640,158
Bank of New York Co., Inc. (Banks)	9,179	380,378
Bard (C.R.), Inc. (Healthcare-Products)	1,273	105,188
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	1,340	67,308
Bausch & Lomb, Inc. (Healthcare-Products)	670	46,525
Baxter International, Inc. (Healthcare-Products)	7,906	445,424
BB&T Corp. (Banks)	6,633	269,830
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,474	206,360
Becton, Dickinson & Co. (Healthcare-Products)	2,948	219,626
Bed Bath & Beyond, Inc.* (Retail)	3,350	120,566
Bemis Co., Inc. (Packaging & Containers)	1,273	42,238
Best Buy Co., Inc. (Retail)	4,958	231,390
Big Lots, Inc.* (Retail)	1,340	39,423
Biogen Idec, Inc.* (Biotechnology)	4,154	222,239
Biomet, Inc. (Healthcare-Products)	3,015	137,846
BJ Services Co. (Oil & Gas Services)	3,551	100,990
Black & Decker Corp. (Hand/Machine Tools)	804	71,001
BMC Software, Inc.* (Software)	2,479	75,114
Boeing Co. (Aerospace/Defense)	9,581	921,309

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Boston Properties, Inc. (REIT)	1,474	$150,540
Boston Scientific Corp.* (Healthcare-Products)	14,405	220,973
Bristol-Myers Squibb Co. (Pharmaceuticals)	23,919	754,884
Broadcom Corp.—Class A* (Semiconductors)	5,628	164,619
Brown-Forman Corp. (Beverages)	938	68,549
Brunswick Corp. (Leisure Time)	1,072	34,979
Burlington Northern Santa Fe Corp. (Transportation)	4,355	370,785
C.H. Robinson Worldwide, Inc. (Transportation)	2,077	109,084
CA, Inc. (Software)	5,025	129,796
Campbell Soup Co. (Food)	2,613	101,411
Capital One Financial Corp. (Diversified Financial Services)	5,025	394,161
Cardinal Health, Inc. (Pharmaceuticals)	4,690	331,302
Carnival Corp.ADR (Leisure Time)	5,360	261,407
Caterpillar, Inc. (Machinery-Construction & Mining)	7,772	608,548
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	2,278	83,147
CBS Corp.—Class B (Media)	8,911	296,914
Celgene Corp.* (Biotechnology)	4,623	265,037
CenterPoint Energy, Inc. (Electric)	3,886	67,616
Centex Corp. (Home Builders)	1,474	59,107
CenturyTel, Inc. (Telecommunications)	1,340	65,727
Chesapeake Energy Corp. (Oil & Gas)	4,958	171,547
ChevronTexaco Corp. (Oil & Gas)	26,130	2,201,191
Chicago Mercantile Exchange (Diversified Financial Services)	402	214,813
Chubb Corp. (Insurance)	4,891	264,799
Ciena Corp.* (Telecommunications)	1,072	38,731
CIGNA Corp. (Insurance)	3,484	181,934
Cincinnati Financial Corp. (Insurance)	2,077	90,142
Cintas Corp. (Textiles)	1,608	63,403
Circuit City Stores, Inc. (Retail)	1,675	25,259
Cisco Systems, Inc.* (Telecommunications)	73,834	2,056,277
CIT Group, Inc. (Diversified Financial Services)	2,345	128,576
Citigroup, Inc. (Diversified Financial Services)	60,166	3,085,914
Citizens Communications Co. (Telecommunications)	4,154	63,432
Citrix Systems, Inc.* (Software)	2,211	74,444
Clear Channel Communications, Inc. (Media)	6,030	228,055
Clorox Co. (Household Products/Wares)	1,876	116,500
CMS Energy Corp. (Electric)	2,747	47,248
Coach, Inc.* (Apparel)	4,489	212,734
Coca-Cola Co. (Beverages)	24,455	1,279,241
Coca-Cola Enterprises, Inc. (Beverages)	3,417	82,008
Cognizant Technology Solutions Corp.* (Computers)	1,742	130,807
Colgate-Palmolive Co. (Cosmetics/Personal Care)	6,231	404,080
Comcast Corp.—Special Class A* (Media)	37,855	1,064,483
Comerica, Inc. (Banks)	1,876	111,566
Commerce Bancorp, Inc. (Banks)	2,345	86,742
Compass Bancshares, Inc. (Banks)	1,608	110,920
Computer Sciences Corp.* (Computers)	2,077	122,855
Compuware Corp.* (Software)	3,685	43,704
ConAgra Foods, Inc. (Food)	6,030	161,966
ConocoPhillips (Oil & Gas)	19,899	1,562,071
CONSOL Energy, Inc. (Coal)	2,211	101,949
Consolidated Edison, Inc. (Electric)	3,283	148,129
Constellation Brands, Inc.* (Beverages)	2,345	56,937
Constellation Energy Group, Inc. (Electric)	2,211	192,733
Convergys Corp.* (Commercial Services)	1,675	40,602
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	2,211	126,226
Corning, Inc.* (Telecommunications)	19,162	489,589
Costco Wholesale Corp. (Retail)	5,427	317,588
Countrywide Credit Industries, Inc. (Diversified Financial Services)	7,236	263,029
Coventry Health Care, Inc.* (Healthcare-Services)	1,876	108,151
CSX Corp. (Transportation)	5,293	238,608
Cummins, Inc. (Machinery-Diversified)	1,273	128,840
CVS Corp. (Retail)	18,759	683,766
D.R. Horton, Inc. (Home Builders)	3,350	66,765
Danaher Corp. (Miscellaneous Manufacturing)	2,881	217,515
Darden Restaurants, Inc. (Retail)	1,742	76,631
Dean Foods Co. (Food)	1,608	51,247
Deere & Co. (Machinery-Diversified)	2,747	331,673
Dell, Inc.* (Computers)	27,604	788,094
Developers Diversified Realty Corp. (REIT)	1,541	81,226
Devon Energy Corp. (Oil & Gas)	5,427	424,880
Dillards, Inc.—Class A (Retail)	737	26,480
DIRECTV Group, Inc.* (Media)	9,380	216,772
Dollar General Corp. (Retail)	3,819	83,712
Dominion Resources, Inc. (Electric)	4,288	370,097
Dover Corp. (Miscellaneous Manufacturing)	2,479	126,801
Dow Jones & Co., Inc. (Media)	804	46,190
DTE Energy Co. (Electric)	2,144	103,384
Du Pont (Chemicals)	11,256	572,255
Duke Energy Corp. (Electric)	15,343	280,777
Dynegy, Inc.—Class A* (Electric)	4,891	46,171
E* TRADE Financial Corp.** (Diversified Financial Services)	5,226	115,442
Eastman Chemical Co. (Chemicals)	1,005	64,652
Eastman Kodak Co. (Miscellaneous Manufacturing)	3,484	96,960
Eaton Corp. (Miscellaneous Manufacturing)	1,809	168,237
eBay, Inc.* (Internet)	13,802	444,148
Ecolab, Inc. (Chemicals)	2,144	91,549
Edison International (Electric)	3,953	221,842
El Paso Corp. (Pipelines)	8,509	146,610
Electronic Arts, Inc.* (Software)	3,752	177,545
Electronic Data Systems Corp. (Computers)	6,164	170,928
Eli Lilly & Co. (Pharmaceuticals)	11,993	670,169
Embarq Corp. (Telecommunications)	1,809	114,636
EMC Corp.* (Computers)	25,527	462,039
Emerson Electric Co. (Electrical Components & Equipment)	9,648	451,526
Ensco International, Inc. (Oil & Gas)	1,809	110,367
Entergy Corp. (Electric)	2,412	258,928
EOG Resources, Inc. (Oil & Gas)	2,948	215,381
Equifax, Inc. (Commercial Services)	1,742	77,380
Equity Residential Properties Trust (REIT)	3,551	162,032
Exelon Corp. (Electric)	8,174	593,432
Express Scripts, Inc.* (Pharmaceuticals)	3,350	167,533
Exxon Mobil Corp. (Oil & Gas)	68,541	5,749,219
Family Dollar Stores, Inc. (Retail)	1,809	62,085
Fannie Mae (Diversified Financial Services)	11,859	774,748
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,072	41,090
FedEx Corp. (Transportation)	3,752	416,359
Fidelity National Information Services, Inc. (Software)	2,010	109,103
Fifth Third Bancorp (Banks)	6,700	266,459
First Data Corp. (Software)	9,179	299,878
First Horizon National Corp. (Banks)	1,541	60,099
FirstEnergy Corp. (Electric)	3,685	238,530
Fiserv, Inc.* (Software)	2,077	117,974
Fluor Corp. (Engineering & Construction)	1,072	119,389
Ford Motor Co. (Auto Manufacturers)	22,847	215,219
Forest Laboratories, Inc.* (Pharmaceuticals)	3,886	177,396
Fortune Brands, Inc. (Household Products/Wares)	1,876	154,526
FPL Group, Inc. (Electric)	4,958	281,317
Franklin Resources, Inc. (Diversified Financial Services)	2,010	266,265

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Freddie Mac (Diversified Financial Services)	8,040	$488,028
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	4,556	377,328
Gannett Co., Inc. (Media)	2,881	158,311
General Dynamics Corp. (Aerospace/Defense)	4,958	387,815
General Electric Co. (Miscellaneous Manufacturing)	125,156	4,790,972
General Growth Properties, Inc. (REIT)	2,881	152,549
General Mills, Inc. (Food)	4,221	246,591
General Motors Corp. (Auto Manufacturers)	6,901	260,858
Genuine Parts Co. (Distribution/Wholesale)	2,077	103,019
Genworth Financial, Inc.—Class A (Diversified Financial Services)	5,092	175,165
Genzyme Corp.* (Biotechnology)	3,216	207,110
Gilead Sciences, Inc.* (Pharmaceuticals)	11,390	441,590
Goodrich Corp. (Aerospace/Defense)	1,541	91,782
Google, Inc.—Class A* (Internet)	2,680	1,402,658
H & R Block, Inc. (Commercial Services)	3,953	92,382
Halliburton Co. (Oil & Gas Services)	11,122	383,709
Harley-Davidson, Inc. (Leisure Time)	3,149	187,712
Harman International Industries, Inc. (Home Furnishings)	804	93,907
Harrah’s Entertainment, Inc. (Lodging)	2,278	194,222
Hartford Financial Services Group, Inc. (Insurance)	3,886	382,810
Hasbro, Inc. (Toys/Games/Hobbies)	1,943	61,030
Heinz (H.J.) Co. (Food)	3,953	187,649
Hercules, Inc.* (Chemicals)	1,407	27,648
Hess Corp. (Oil & Gas)	3,350	197,516
Hewlett-Packard Co. (Computers)	31,892	1,423,021
Hilton Hotels Corp. (Lodging)	4,757	159,217
Home Depot, Inc. (Retail)	23,986	943,849
Honeywell International, Inc. (Miscellaneous Manufacturing)	9,514	535,448
Hospira, Inc.* (Pharmaceuticals)	1,876	73,239
Host Marriott Corp. (REIT)	6,365	147,159
Hudson City Bancorp, Inc. (Savings & Loans)	5,896	72,049
Humana, Inc.* (Healthcare-Services)	2,077	126,510
Huntington Bancshares, Inc. (Banks)	2,881	65,514
IAC/InterActiveCorp* (Internet)	2,680	92,755
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	5,025	272,305
IMS Health, Inc. (Software)	2,412	77,498
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	3,685	202,012
Integrys Energy Group, Inc. (Electric)	938	47,585
Intel Corp. (Semiconductors)	70,685	1,679,476
International Business Machines Corp. (Computers)	16,616	1,748,834
International Flavors & Fragrances, Inc. (Chemicals)	938	48,907
International Game Technology (Entertainment)	4,020	159,594
International Paper Co. (Forest Products & Paper)	5,293	206,692
Interpublic Group of Cos., Inc.* (Advertising)	5,695	64,923
Intuit, Inc.* (Software)	4,154	124,952
ITT Industries, Inc. (Miscellaneous Manufacturing)	2,211	150,967
J.C. Penney Co., Inc. (Holding Company) (Retail)	2,747	198,828
J.P. Morgan Chase & Co. (Diversified Financial Services)	41,540	2,012,613
Jabil Circuit, Inc. (Electronics)	2,211	48,797
Janus Capital Group, Inc. (Diversified Financial Services)	2,278	63,419
JDS Uniphase Corp.* (Telecommunications)	2,546	34,193
Johnson & Johnson (Healthcare-Products)	35,242	2,171,612
Johnson Controls, Inc. (Auto Parts & Equipment)	2,412	279,237
Jones Apparel Group, Inc. (Apparel)	1,340	37,855
Juniper Networks, Inc.* (Telecommunications)	6,901	173,698
KB Home (Home Builders)	938	36,929
Kellogg Co. (Food)	3,015	156,147
KeyCorp (Banks)	4,757	163,308
KeySpan Corp. (Gas)	2,144	90,005
Kimberly-Clark Corp. (Household Products/Wares)	5,561	371,975
Kimco Realty Corp. (REIT)	2,747	104,578
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,948	60,316
KLA-Tencor Corp. (Semiconductors)	2,345	128,858
Kohls Corp.* (Retail)	3,953	280,782
Kraft Foods, Inc. (Food)	19,497	687,269
Kroger Co. (Food)	8,643	243,128
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,541	150,078
Laboratory Corp. of America Holdings* (Healthcare-Services)	1,407	110,112
Legg Mason, Inc. (Diversified Financial Services)	1,608	158,195
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,144	47,275
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	6,499	484,305
Lennar Corp.—Class A (Home Builders)	1,675	61,238
Lexmark International, Inc.—Class A* (Computers)	1,139	56,164
Limited, Inc. (Retail)	4,154	114,027
Lincoln National Corp. (Insurance)	3,283	232,929
Linear Technology Corp. (Semiconductors)	3,082	111,507
Liz Claiborne, Inc. (Apparel)	1,273	47,483
Lockheed Martin Corp. (Aerospace/Defense)	4,288	403,629
Loews Corp. (Insurance)	5,427	276,668
Lowe’s Cos., Inc. (Retail)	18,291	561,351
LSI Logic Corp.* (Semiconductors)	9,380	70,444
M&T Bank Corp. (Banks)	938	100,272
Macy’s, Inc. (Retail)	5,561	221,217
Manor Care, Inc. (Healthcare-Services)	871	56,868
Marathon Oil Corp. (Oil & Gas)	8,308	498,148
Marriott International, Inc.—Class A (Lodging)	4,020	173,825
Marsh & McLennan Cos., Inc. (Insurance)	6,767	208,965
Marshall & Ilsley Corp. (Banks)	3,149	149,987
Masco Corp. (Building Materials)	4,623	131,617
Mattel, Inc. (Toys/Games/Hobbies)	4,757	120,305
Maxim Integrated Products, Inc. (Semiconductors)	3,886	129,831
MBIA, Inc. (Insurance)	1,608	100,050
McCormick & Co., Inc. (Food)	1,608	61,393
McDonald’s Corp. (Retail)	14,539	738,000
McGraw-Hill Cos., Inc. (Media)	4,154	282,804
McKesson Corp. (Commercial Services)	3,618	215,777
MeadWestvaco Corp. (Forest Products & Paper)	2,211	78,092
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,417	266,492
Medtronic, Inc. (Healthcare-Products)	14,003	726,196
Mellon Financial Corp. (Banks)	5,092	224,048
MEMC Electronic Materials, Inc.* (Semiconductors)	2,747	167,897
Merck & Co., Inc. (Pharmaceuticals)	26,398	1,314,620
Meredith Corp. (Media)	469	28,890
Merrill Lynch & Co., Inc. (Diversified Financial Services)	10,586	884,778
MetLife, Inc. (Insurance)	9,045	583,222
MGIC Investment Corp. (Insurance)	1,005	57,144
Micron Technology, Inc.* (Semiconductors)	9,179	115,013
Microsoft Corp. (Software)	102,443	3,018,995
Millipore Corp.* (Biotechnology)	670	50,310
Molex, Inc. (Electrical Components & Equipment)	1,742	52,277
Molson Coors Brewing Co.—Class B (Beverages)	603	55,753
Monsanto Co. (Agriculture)	6,633	447,993
Monster Worldwide, Inc.* (Internet)	1,608	66,089
Moody’s Corp. (Commercial Services)	2,814	175,031
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	12,797	1,073,412
Motorola, Inc. (Telecommunications)	28,140	498,078

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Murphy Oil Corp. (Oil & Gas)	2,278	$135,404
Mylan Laboratories, Inc. (Pharmaceuticals)	3,015	54,843
Nabors Industries, Ltd.ADR* (Oil & Gas)	3,417	114,059
National City Corp. (Banks)	7,035	234,406
National Semiconductor Corp. (Semiconductors)	3,417	96,599
National-Oilwell Varco, Inc.* (Oil & Gas Services)	2,144	223,491
NCR Corp.* (Computers)	2,211	116,166
Network Appliance, Inc.* (Computers)	4,489	131,079
Newell Rubbermaid, Inc. (Housewares)	3,417	100,562
Newmont Mining Corp. (Mining)	5,494	214,596
News Corp.—Class A (Media)	28,341	601,113
Nicor, Inc. (Gas)	536	23,005
NIKE, Inc.—Class B (Apparel)	4,623	269,475
NiSource, Inc. (Electric)	3,350	69,378
Noble Corp.ADR (Oil & Gas)	1,608	156,812
Nordstrom, Inc. (Retail)	2,747	140,427
Norfolk Southern Corp. (Transportation)	4,757	250,075
Northern Trust Corp. (Banks)	2,278	146,339
Northrop Grumman Corp. (Aerospace/Defense)	4,221	328,689
Novell, Inc.* (Software)	4,221	32,882
Novellus Systems, Inc.* (Semiconductors)	1,541	43,718
Nucor Corp. (Iron/Steel)	3,685	216,125
NVIDIA Corp.* (Semiconductors)	4,422	182,673
Occidental Petroleum Corp. (Oil & Gas)	10,117	585,572
Office Depot, Inc.* (Retail)	3,350	101,505
OfficeMax, Inc. (Retail)	938	36,863
Omnicom Group, Inc. (Advertising)	4,020	212,738
Oracle Corp.* (Software)	48,173	949,490
PACCAR, Inc. (Auto Manufacturers)	3,015	262,426
Pactiv Corp.* (Packaging & Containers)	1,608	51,279
Pall Corp. (Miscellaneous Manufacturing)	1,474	67,789
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,407	137,759
Patterson Cos., Inc.* (Healthcare-Products)	1,675	62,427
Paychex, Inc. (Commercial Services)	4,154	162,504
Peabody Energy Corp. (Coal)	3,216	155,590
PepsiCo, Inc. (Beverages)	19,832	1,286,105
PerkinElmer, Inc. (Electronics)	1,474	38,412
Pfizer, Inc. (Pharmaceuticals)	85,358	2,182,604
PG&E Corp. (Electric)	4,288	194,246
Pinnacle West Capital Corp. (Electric)	1,206	48,059
Pitney Bowes, Inc. (Office/Business Equipment)	2,680	125,478
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,144	89,319
PNC Financial Services Group (Banks)	4,221	302,139
Polo Ralph Lauren Corp. (Apparel)	737	72,307
PPG Industries, Inc. (Chemicals)	2,010	152,981
PPL Corp. (Electric)	4,690	219,445
Praxair, Inc. (Chemicals)	3,886	279,753
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,675	203,278
Principal Financial Group, Inc. (Insurance)	3,283	191,366
Procter & Gamble Co. (Cosmetics/Personal Care)	38,324	2,345,046
Progress Energy, Inc. (Electric)	3,082	140,508
Progressive Corp. (Insurance)	8,978	214,844
Prologis (REIT)	3,149	179,178
Prudential Financial, Inc. (Insurance)	5,695	553,725
Public Service Enterprise Group, Inc. (Electric)	3,082	270,538
Public Storage, Inc. (REIT)	1,474	113,233
Pulte Homes, Inc. (Home Builders)	2,613	58,662
QLogic Corp.* (Semiconductors)	1,943	32,351
Qualcomm, Inc. (Telecommunications)	20,301	880,860
Quest Diagnostics, Inc. (Healthcare-Services)	1,943	100,356
Questar Corp. (Pipelines)	2,144	113,310
Qwest Communications International, Inc.* (Telecommunications)	18,894	183,272
R.R. Donnelley & Sons Co. (Commercial Services)	2,680	116,607
RadioShack Corp. (Retail)	1,675	55,509
Raytheon Co. (Aerospace/Defense)	5,427	292,461
Regions Financial Corp. (Banks)	8,576	283,866
Reynolds American, Inc. (Agriculture)	2,077	135,420
Robert Half International, Inc. (Commercial Services)	2,010	73,365
Rockwell Collins, Inc. (Aerospace/Defense)	2,010	141,986
Rockwell International Corp. (Machinery-Diversified)	1,943	134,922
Rohm & Haas Co. (Chemicals)	1,742	95,253
Rowan Cos., Inc. (Oil & Gas)	1,340	54,913
Ryder System, Inc. (Transportation)	737	39,651
SAFECO Corp. (Insurance)	1,273	79,257
Safeway, Inc. (Food)	5,360	182,401
SanDisk Corp.* (Computers)	2,747	134,438
Sara Lee Corp. (Food)	8,911	155,051
Schering-Plough Corp. (Pharmaceuticals)	18,090	550,660
Schlumberger, Ltd.ADR (Oil & Gas Services)	14,338	1,217,870
Schwab (Diversified Financial Services)	12,328	252,971
Sealed Air Corp. (Packaging & Containers)	1,943	60,272
Sears Holdings Corp.* (Retail)	1,005	170,347
Sempra Energy (Gas)	3,216	190,484
Sherwin-Williams Co. (Chemicals)	1,340	89,070
Sigma-Aldrich Corp. (Chemicals)	1,608	68,613
Simon Property Group, Inc. (REIT)	2,747	255,581
SLM Corp. (Diversified Financial Services)	5,025	289,339
Smith International, Inc. (Oil & Gas Services)	2,412	141,440
Snap-on, Inc. (Hand/Machine Tools)	737	37,226
Solectron Corp.* (Electronics)	10,988	40,436
Southern Co. (Electric)	9,179	314,748
Southwest Airlines Co. (Airlines)	9,514	141,854
Sovereign Bancorp, Inc. (Savings & Loans)	4,422	93,481
Spectra Energy Corp. (Pipelines)	7,705	200,022
Sprint Corp. (Telecommunications)	35,175	728,474
St. Jude Medical, Inc.* (Healthcare-Products)	4,087	169,570
Staples, Inc. (Retail)	8,710	206,688
Starbucks Corp.* (Retail)	9,045	237,341
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,613	175,254
State Street Corp. (Banks)	4,087	279,551
Stryker Corp. (Healthcare-Products)	3,618	228,260
Sun Microsystems, Inc.* (Computers)	43,416	228,368
Sunoco, Inc. (Oil & Gas)	1,474	117,448
SunTrust Banks, Inc. (Banks)	4,355	373,398
SuperValu, Inc. (Food)	2,546	117,931
Symantec Corp.* (Internet)	10,988	221,958
Synovus Financial Corp. (Banks)	3,953	121,357
Sysco Corp. (Food)	7,504	247,557
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,216	166,878
Target Corp. (Retail)	10,385	660,486
TECO Energy, Inc. (Electric)	2,546	43,740
Tektronix, Inc. (Electronics)	1,005	33,909
Tellabs, Inc.* (Telecommunications)	5,293	56,953
Temple-Inland, Inc. (Forest Products & Paper)	1,273	78,328
Tenet Healthcare Corp.* (Healthcare-Services)	5,762	37,511
Teradyne, Inc.* (Semiconductors)	2,278	40,047
Terex Corp.* (Machinery-Construction & Mining)	1,273	103,495
Texas Instruments, Inc. (Semiconductors)	17,420	655,515
Textron, Inc. (Miscellaneous Manufacturing)	1,541	169,679
The AES Corp.* (Electric)	8,107	177,381
The Dow Chemical Co. (Chemicals)	11,591	512,554
The E.W. Scripps Co.—Class A (Media)	1,005	45,918
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	1,407	64,033

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

The Gap, Inc. (Retail)	6,432	$122,851
The Goldman Sachs Group, Inc. (Diversified Financial Services)	4,958	1,074,646
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,479	86,170
The Hershey Co. (Food)	2,077	105,138
The New York Times Co.—Class A (Media)	1,742	44,247
The Pepsi Bottling Group, Inc. (Beverages)	1,608	54,157
The Stanley Works (Hand/Machine Tools)	1,005	61,003
The Travelers Companies, Inc. (Insurance)	8,107	433,724
The Williams Cos., Inc. (Pipelines)	7,303	230,921
Thermo Electron Corp.* (Electronics)	5,159	266,823
Tiffany & Co. (Retail)	1,675	88,875
Time Warner, Inc. (Media)	46,029	968,450
TJX Cos., Inc. (Retail)	5,561	152,927
Torchmark Corp. (Insurance)	1,139	76,313
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	3,484	369,234
Tribune Co. (Media)	1,005	29,547
TXU Corp. (Electric)	5,561	374,255
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	24,120	815,015
Tyson Foods, Inc.—Class A (Food)	3,082	71,009
U.S. Bancorp (Banks)	21,172	697,617
Union Pacific Corp. (Transportation)	3,283	378,037
Unisys Corp.* (Computers)	4,221	38,580
United Parcel Service, Inc.—Class B (Transportation)	12,864	939,072
United States Steel Corp. (Iron/Steel)	1,407	153,011
United Technologies Corp. (Aerospace/Defense)	12,127	860,168
UnitedHealth Group, Inc. (Healthcare-Services)	16,281	832,610
UnumProvident Corp. (Insurance)	4,154	108,461
UST, Inc. (Agriculture)	1,943	104,359
V.F. Corp. (Apparel)	1,072	98,174
Valero Energy Corp. (Oil & Gas)	6,700	494,862
Varian Medical Systems, Inc.* (Healthcare-Products)	1,541	65,508
VeriSign, Inc.* (Internet)	3,015	95,666
Verizon Communications, Inc. (Telecommunications)	35,309	1,453,672
Viacom, Inc.—Class B* (Media)	8,375	348,651
Vornado Realty Trust (REIT)	1,608	176,623
Vulcan Materials Co. (Building Materials)	1,139	130,461
W.W. Grainger, Inc. (Distribution/Wholesale)	871	81,047
Wachovia Corp. (Banks)	23,249	1,191,511
Wal-Mart Stores, Inc. (Retail)	29,480	1,418,283
Walgreen Co. (Retail)	12,194	530,927
Walt Disney Co. (Media)	24,120	823,457
Washington Mutual, Inc. (Savings & Loans)	10,787	459,958
Waste Management, Inc. (Environmental Control)	6,298	245,937
Waters Corp.* (Electronics)	1,206	71,588
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,273	41,411
Weatherford International, Ltd.ADR* (Oil & Gas Services)	4,087	225,766
WellPoint, Inc.* (Healthcare-Services)	7,437	593,696
Wells Fargo & Co. (Banks)	40,602	1,427,972
Wendy’s International, Inc. (Retail)	1,072	39,396
Western Union Co. (Commercial Services)	9,380	195,385
Weyerhaeuser Co. (Forest Products & Paper)	2,613	206,244
Whirlpool Corp. (Home Furnishings)	938	104,306
Whole Foods Market, Inc. (Food)	1,742	66,719
Windstream Corp. (Telecommunications)	5,829	86,036
Wrigley (Wm.) Jr. Co. (Food)	2,613	144,525
Wyeth (Pharmaceuticals)	16,348	937,394
Wyndham Worldwide Corp.* (Lodging)	2,211	80,171
Xcel Energy, Inc. (Electric)	4,958	101,490
Xerox Corp.* (Office/Business Equipment)	11,390	210,487
Xilinx, Inc. (Semiconductors)	3,618	96,854
XL Capital, Ltd.—Class A (Insurance)	2,278	192,013
XTO Energy, Inc. (Oil & Gas)	4,690	281,869
Yahoo!, Inc.* (Internet)	14,740	399,896
YUM! Brands, Inc. (Retail)	6,432	210,455
Zimmer Holdings, Inc.* (Healthcare-Products)	2,881	244,568
Zions Bancorp (Banks)	1,340	103,059

TOTAL COMMON STOCKS
(Cost $99,338,057)		162,571,129

Repurchase Agreements (18.3%)
	Principal
	Amount

UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $36,552,163 (Collateralized by $37,371,000 of various U.S. Government Agency Obligations, 5.00% - 5.228%**, 7/24/07-2/11/10, market value $37,268,114)	$36,537,000	36,537,000

TOTAL REPURCHASE AGREEMENTS
(Cost $36,537,000)		36,537,000

TOTAL INVESTMENT SECURITIES
(Cost $135,875,057)—99.7%		199,108,129
Net other assets (liabilities)—0.3%		655,036

NET ASSETS—100.0%		$199,763,165

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at June 30, 2007.
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $1,137,750)	15	$(23,284)
S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $37,166,500)	98	3,719

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising	0.1%
Aerospace/Defense	2.0%
Agriculture	1.4%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	5.0%
Beverages	1.4%
Biotechnology	0.7%
Building Materials	0.3%
Chemicals	1.0%

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Coal	0.2%
Commercial Services	0.7%
Computers	3.5%
Cosmetics/Personal Care	1.5%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.5%
Electric	2.6%
Electrical Components & Equipment	0.2%
Electronics	0.2%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.5%
Forest Products & Paper	0.2%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare-Products	2.4%
Healthcare-Services	1.3%
Home Builders	NM
Home Furnishings	0.2%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	3.8%
Internet	1.5%
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	0.4%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.4%
Media	2.5%
Metal Fabricate/Hardware	0.1%
Mining	0.5%
Miscellaneous Manufacturing	4.5%
Office/Business Equipment	0.2%
Oil & Gas	7.4%
Oil & Gas Services	1.4%
Packaging & Containers	NM
Pharmaceuticals	4.7%
Pipelines	0.4%
REIT	1.1%
Real Estate	NM
Retail	4.4%
Savings & Loans	0.3%
Semiconductors	2.5%
Software	3.1%
Telecommunications	5.1%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other***	18.6%

***	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $99,338,057)	$162,571,129
Repurchase agreements, at cost	36,537,000

Total Investment Securities	199,108,129
Cash	25,819
Segregated cash balances with brokers for futures contracts	1,762,450
Dividends and interest receivable	188,739
Receivable for capital shares issued	164,113
Receivable for investments sold	66,120
Prepaid expenses	2,036

Total Assets	201,317,406

Liabilities:
Payable for investments purchased	152,549
Payable for capital shares redeemed	1,011,176
Variation margin on futures contracts	25,250
Advisory fees payable	119,788
Management services fees payable	15,972
Administration fees payable	4,834
Administrative services fees payable	77,862
Distribution fees payable	68,674
Trustee fees payable	44
Transfer agency fees payable	10,887
Fund accounting fees payable	7,264
Compliance services fees payable	1,270
Other accrued expenses	58,671

Total Liabilities	1,554,241

Net Assets	$199,763,165

Net Assets consist of:
Capital	$141,853,522
Accumulated net investment income (loss)	1,342,068
Accumulated net realized gains (losses) on investments	(6,645,932)
Net unrealized appreciation (depreciation) on investments	63,213,507

Net Assets	$199,763,165

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	6,198,400

Net Asset Value (offering and redemption price per share)	$32.23

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$1,711,962
Interest	376,104

Total Investment Income	2,088,066

Expenses:
Advisory fees	728,365
Management services fees	145,674
Administration fees	30,651
Transfer agency fees	31,139
Administrative services fees	304,611
Distribution fees	242,788
Custody fees	26,036
Fund accounting fees	44,014
Trustee fees	1,533
Compliance services fees	2,166
Other fees	57,124

Total Gross Expenses before reductions	1,614,101
Less Expenses reduced by the Advisor	(48,559)

Total Net Expenses	1,565,542

Net Investment Income (Loss)	522,524

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	16,115,273
Net realized gains (losses) on futures contracts	377,647
Change in net unrealized appreciation/depreciation on investments	(6,847,533)

Net Realized and Unrealized Gains (Losses) on Investments	9,645,387

Change in Net Assets Resulting from Operations	$10,167,911

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull

Statements of Changes in Net Assets
	For the six months ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$522,524	$819,544
Net realized gains (losses) on investments	16,492,920	6,021,928
Change in net unrealized appreciation/depreciation on investments	(6,847,533)	21,358,958

Change in net assets resulting from operations	10,167,911	28,200,430

Distributions to Shareholders From:
Net investment income	—	(507,507)
Net realized gains on investments	—	(9,946,579)

Change in net assets resulting from distributions	—	(10,454,086)

Capital Transactions:
Proceeds from shares issued	373,316,270	807,020,180
Dividends reinvested	—	10,454,086
Value of shares redeemed	(494,614,881)	(821,872,926)

Change in net assets resulting from capital transactions	(121,298,611)	(4,398,660)

Change in net assets	(111,130,700)	13,347,684
Net Assets:
Beginning of period	310,893,865	297,546,181

End of period	$199,763,165	$310,893,865

Accumulated net investment income (loss)	$1,342,068	$819,544

Share Transactions:
Issued	11,849,144	27,597,405
Reinvested	—	370,187
Redeemed	(15,878,040)	(28,267,308)

Change in shares	(4,028,896)	(299,716)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002

Net Asset Value, Beginning of Period	$30.40		$28.27	$27.59	$25.72	$20.48	$26.94

Investment Activities:
Net investment income (loss)(a)	0.08		0.11	0.06	0.06	(0.05)	(0.04)
Net realized and unrealized gains (losses) on investments	1.75		3.63	0.69	2.19	5.29	(6.42)

Total income (loss) from investment activities	1.83		3.74	0.75	2.25	5.24	(6.46)

Distributions to Shareholders From:
Net investment income	—		(0.08)	(0.07)	—	—	—
Net realized gains on investments	—		(1.53)	—	(0.38)	—	—

Total distributions	—		(1.61)	(0.07)	(0.38)	—	—

Net Asset Value, End of Period	$32.23		$30.40	$28.27	$27.59	$25.72	$20.48

Total Return	6.02	%(b)	13.66%	2.74%	8.83%	25.59%	(23.98)%

Ratios to Average Net Assets:
Gross expenses(c)	1.66%		1.70%	1.78%	1.78%	1.87%	1.91%
Net expenses(c)	1.61%		1.67%	1.78%	1.78%	1.87%	1.91%
Net investment income (loss)(c)	0.54%		0.38%	0.21%	0.22%	(0.24)%	(0.18)%

Supplemental Data:
Net assets, end of period (000’s)	$199,763		$310,894	$297,546	$391,257	$223,123	$92,750
Portfolio turnover rate(d)	62	%(b)	224%	273%	202%	392%	260%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	88%
Futures Contracts	1%
Swap Agreements	11%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

CF Industries Holdings, Inc.	0.2%
Florida East Coast Industries, Inc.	0.2%
ValueClick, Inc.	0.2%
FLIR Systems, Inc.	0.2%
Hologic, Inc.	0.2%

Russell 2000 Index - Composition
% of Index

Financial	20%
Consumer Non-Cyclical	20%
Industrial	15%
Consumer Cyclical	14%
Communications	10%
Technology	9%
Energy	5%
Basic Materials	4%
Utilities	3%
Diversified	NM
NM Not meaningful, amount is less than 0.5%.

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks (88.3%)
	Shares	Value

3Com Corp.* (Telecommunications)	30,094	$124,288
AAR Corp.* (Aerospace/Defense)	2,936	96,917
Aaron Rents, Inc. (Commercial Services)	3,670	107,164
ABM Industries, Inc. (Commercial Services)	4,037	104,195
Acco Brands Corp.* (Household Products/Wares)	4,037	93,053
Actuant Corp.—Class A (Miscellaneous Manufacturing)	2,202	138,858
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,936	176,982
Adams Respiratory Therapeutics, Inc.* (Pharmaceuticals)	2,569	101,193
Administaff, Inc. (Commercial Services)	2,202	73,745
ADTRAN, Inc. (Telecommunications)	4,404	114,372
Advance America Cash Advance Centers, Inc. (Commercial Services)	5,872	104,169
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,303	74,846
Advanced Magnetics, Inc.* (Biotechnology)	1,101	64,034
Advanta Corp.—Class B (Diversified Financial Services)	3,303	102,855
Advisory Board Co.* (Commercial Services)	1,835	101,953
Aecom Technology Corp.* (Engineering & Construction)	3,303	81,947
Aeroflex, Inc.* (Telecommunications)	6,606	93,607
Aeropostale, Inc.* (Retail)	3,303	137,669
AFC Enterprises, Inc.* (Retail)	4,404	76,145
Affymetrix, Inc.* (Biotechnology)	4,771	118,750
Aftermarket Technology Corp.* (Auto Parts & Equipment)	2,569	76,248
Agile Software Corp.* (Internet)	9,175	73,951
Agilysys, Inc. (Computers)	3,303	74,318
AirTran Holdings, Inc.* (Airlines)	7,340	80,153
Alaska Air Group, Inc.* (Airlines)	3,303	92,022
Alaska Communications Systems Group, Inc. (Telecommunications)	5,505	87,199
Albany International Corp.—Class A (Machinery-Diversified)	2,569	103,890
Alesco Financial, Inc. (REIT)	8,808	71,609
Alexandria Real Estate Equities, Inc. (REIT)	1,835	177,665
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,569	115,759
Align Technology, Inc.* (Healthcare-Products)	4,404	106,401
Alkermes, Inc.* (Pharmaceuticals)	7,707	112,522
Alliance One International, Inc.* (Agriculture)	8,808	88,520
Allscripts Healthcare Solutions, Inc.* (Software)	4,037	102,863
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	4,037	61,322
Alpha Natural Resources, Inc.* (Coal)	5,505	114,449
Alpharma, Inc.—Class A (Pharmaceuticals)	3,303	85,911
Amedisys, Inc.* (Healthcare-Services)	2,202	79,999
AMERCO* (Trucking & Leasing)	1,101	83,125
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	3,670	108,705
American Campus Communities, Inc. (REIT)	3,670	103,824
American Commercial Lines, Inc.* (Transportation)	4,771	124,285
American Dental Partners, Inc.* (Healthcare-Services)	2,936	76,248
American Equity Investment Life Holding Co. (Insurance)	6,973	84,234
American Financial Realty Trust (REIT)	12,845	132,560
American Home Mortgage Investment Corp. (REIT)	4,037	74,200
American Medical Systems Holdings, Inc.* (Healthcare-Products)	5,872	105,931
American Physicians Capital, Inc.* (Insurance)	2,202	89,181
American Reprographics Co.* (Software)	2,569	79,100
American States Water Co. (Water)	4,037	143,596
American Superconductor Corp.* (Electrical Components & Equipment)	3,670	70,868
AmericanWest Bancorp. (Banks)	5,505	100,356
AMERIGROUP Corp.* (Healthcare-Services)	4,037	96,081
Ameris Bancorp (Banks)	4,404	98,958
Ameristar Casinos, Inc. (Lodging)	2,569	89,247
Ameron International Corp. (Miscellaneous Manufacturing)	1,101	99,299
Amkor Technology, Inc.* (Semiconductors)	7,707	121,385
AMN Healthcare Services, Inc.* (Commercial Services)	3,303	72,666
ANADIGICS, Inc.* (Semiconductors)	5,138	70,853
Analogic Corp. (Electronics)	1,468	107,913
Andrew Corp.* (Telecommunications)	11,377	164,284

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks, continued
	Shares	Value

Anixter International, Inc.* (Telecommunications)	1,835	$138,010
ANSYS, Inc.* (Software)	5,505	145,882
Anworth Mortgage Asset Corp. (REIT)	9,909	89,676
Apex Silver Mines, Ltd.ADR* (Mining)	4,404	88,873
Apogee Enterprises, Inc. (Building Materials)	2,936	81,680
Apollo Investment Corp. (Investment Companies)	6,606	142,161
Applebee’s International, Inc. (Retail)	5,505	132,670
Applera Corp.-Celera Genomics Group* (Biotechnology)	7,707	95,567
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,670	108,265
Applied Micro Circuits Corp.* (Semiconductors)	27,892	69,730
Apria Healthcare Group, Inc.* (Healthcare-Services)	3,303	95,027
AptarGroup, Inc. (Miscellaneous Manufacturing)	4,771	169,657
Aquila, Inc.* (Electric)	33,764	138,095
Arbitron, Inc. (Commercial Services)	2,202	113,469
Arch Chemicals, Inc. (Chemicals)	2,569	90,275
Arena Pharmaceuticals, Inc.* (Biotechnology)	6,606	72,600
Argonaut Group, Inc. (Insurance)	3,303	103,087
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	12,111	66,489
Ariba, Inc.* (Internet)	8,074	80,013
Arlington Tankers, Ltd.ADR (Transportation)	4,404	126,307
Array BioPharma, Inc.* (Pharmaceuticals)	6,239	72,809
Arris Group, Inc.* (Telecommunications)	7,707	135,566
Arrow International, Inc. (Healthcare-Products)	2,202	84,293
ArthroCare Corp.* (Healthcare-Products)	2,202	96,690
ArvinMeritor, Inc. (Auto Parts & Equipment)	5,872	130,358
Ashford Hospitality Trust (REIT)	9,909	116,530
Aspen Insurance Holdings, Ltd. (Insurance)	6,239	175,129
Aspen Technology, Inc.* (Software)	6,973	97,622
Assisted Living Concepts, Inc.—Class A* (Healthcare-Services)	6,973	74,262
Assured Guaranty, Ltd.ADR (Insurance)	5,138	151,879
Astec Industries, Inc.* (Machinery-Construction & Mining)	1,835	77,474
Atheros Communications* (Telecommunications)	4,037	124,501
Atlas America, Inc. (Oil & Gas)	1,835	98,595
ATMI, Inc.* (Semiconductors)	2,936	88,080
ATP Oil & Gas Corp.* (Oil & Gas)	1,835	89,254
Atwood Oceanics, Inc.* (Oil & Gas)	1,835	125,918
Authorize.Net Holdings, Inc.* (Internet)	4,037	72,222
Avid Technology, Inc.* (Software)	3,303	116,761
Avocent Corp.* (Internet)	4,037	117,113
Badger Meter, Inc. (Electronics)	2,936	82,971
Baldor Electric Co. (Hand/Machine Tools)	3,303	162,772
Bally Technologies, Inc.* (Entertainment)	4,404	116,354
Banco Latinoamericano de Exportaciones, S.A.—Class EADR (Banks)	4,404	82,795
BankFinancial Corp. (Savings & Loans)	7,340	113,403
Banner Corp. (Banks)	3,303	112,500
Barnes Group, Inc. (Miscellaneous Manufacturing)	3,670	116,266
Basic Energy Services, Inc.* (Oil & Gas Services)	3,670	93,842
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	4,404	74,824
BearingPoint, Inc.* (Commercial Services)	15,781	115,359
Beazer Homes USA, Inc. (Home Builders)	2,936	72,431
Belden, Inc. (Electrical Components & Equipment)	2,936	162,508
Belo Corp.—Class A (Media)	6,606	136,018
Benchmark Electronics, Inc.* (Electronics)	5,138	116,222
Berry Petroleum Co.—Class A (Oil & Gas)	2,936	110,628
Big 5 Sporting Goods Corp. (Retail)	3,303	84,226
Bill Barrett Corp.* (Oil & Gas)	2,202	81,100
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	1,468	110,937
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	7,340	131,680
BioMed Realty Trust, Inc. (REIT)	5,505	138,286
Biosite Diagnostics, Inc.* (Healthcare-Products)	1,101	101,842
Blackbaud, Inc. (Software)	4,037	89,137
Blackboard, Inc.* (Software)	2,569	108,206
Blockbuster, Inc.—Class A* (Retail)	16,882	72,761
Blue Nile, Inc.* (Internet)	1,101	66,500
Bob Evans Farms, Inc. (Retail)	3,303	121,716
Borders Group, Inc. (Retail)	4,771	90,935
Borland Software Corp.* (Software)	12,845	76,299
Boston Private Financial Holdings, Inc. (Banks)	4,404	118,335
Bowater, Inc. (Forest Products & Paper)	4,404	109,880
Bowne & Co., Inc. (Commercial Services)	4,404	85,922
Brady Corp.—Class A (Electronics)	3,670	136,304
Briggs & Stratton Corp. (Machinery-Diversified)	3,670	115,825
Bright Horizons Family Solutions, Inc.* (Commercial Services)	2,569	99,960
Brightpoint, Inc.* (Distribution/Wholesale)	4,404	60,731
Bristow Group, Inc.* (Transportation)	1,835	90,924
Brooks Automation, Inc.* (Semiconductors)	5,872	106,577
Brown Shoe Co., Inc. (Retail)	3,670	89,254
Brush Engineered Materials, Inc.* (Mining)	1,835	77,052
Buckeye Technologies, Inc.* (Forest Products & Paper)	5,138	79,485
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	2,569	181,834
Buffalo Wild Wings, Inc.* (Retail)	1,468	61,054
C-COR, Inc.* (Telecommunications)	4,771	67,080
CACI International, Inc.—Class A* (Computers)	2,202	107,568
Calamos Asset Management, Inc. (Diversified Financial Services)	3,303	84,392
California Water Service Group (Water)	4,037	151,347
Callaway Golf Co. (Leisure Time)	6,239	111,117
Capital City Bank Group, Inc. (Banks)	4,037	126,520
Capital Lease Funding, Inc. (REIT)	9,542	102,576
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,835	76,097
Carter’s, Inc.* (Apparel)	4,404	114,240
Cascade Corp. (Machinery-Diversified)	1,101	86,362
Casey’s General Stores, Inc. (Retail)	4,037	110,049
Cash America International, Inc. (Retail)	2,569	101,861
Cbeyond, Inc.* (Telecommunications)	1,835	70,666
CBRE Realty Finance, Inc. (REIT)	6,606	78,545
CBRL Group, Inc. (Retail)	2,202	93,541
Centene Corp.* (Healthcare-Services)	4,037	86,473
Centennial Bank Holdings, Inc.* (Banks)	12,478	105,689
Centerline Holding Co. (Diversified Financial Services)	5,505	99,090
Central European Distribution Corp.* (Distribution/Wholesale)	2,936	101,644
Central Garden & Pet Co.—Class A* (Household Products/Wares)	6,973	81,793
Central Vermont Public Service Corp. (Electric)	2,202	82,971
Century Aluminum Co.* (Mining)	1,835	100,246
Cenveo, Inc.* (Commercial Services)	4,404	102,129
Cepheid, Inc.* (Healthcare-Products)	5,505	80,373
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,835	135,717
CF Industries Holdings, Inc. (Chemicals)	3,670	219,796
Champion Enterprises, Inc.* (Home Builders)	6,606	64,937
Charlotte Russe Holding, Inc.* (Retail)	2,569	69,029
Charming Shoppes, Inc.* (Retail)	9,542	103,340
Charter Communications, Inc.—Class A* (Media)	30,094	121,881
Chattem, Inc.* (Cosmetics/Personal Care)	1,468	93,042
Checkpoint Systems, Inc.* (Electronics)	3,303	83,401
Chemed Corp. (Commercial Services)	1,835	121,642
Cherokee, Inc. (Apparel)	2,569	93,871
Chipotle Mexican Grill, Inc.—Class B* (Retail)	2,202	173,143
Chiquita Brands International, Inc. (Food)	4,037	76,542
Christopher & Banks Corp. (Retail)	3,670	62,941
Cincinnati Bell, Inc.* (Telecommunications)	19,818	114,548

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks, continued
	Shares	Value

Cirrus Logic, Inc.* (Semiconductors)	9,175	$76,153
Citadel Broadcasting Corp. (Media)	18,717	120,725
Citi Trends, Inc.* (Retail)	1,835	69,657
Citizens Republic Bancorp, Inc. (Banks)	6,606	120,890
CKE Restaurants, Inc. (Retail)	5,138	103,120
Clarcor, Inc. (Miscellaneous Manufacturing)	4,037	151,105
CLECO Corp. (Electric)	5,138	125,881
CMGI, Inc.* (Internet)	39,269	76,575
CNET Networks, Inc.* (Internet)	13,212	108,206
CoBiz Financial, Inc. (Banks)	5,872	106,401
Coeur d’Alene Mines Corp.* (Mining)	21,653	77,734
Cogent Communications Group, Inc.* (Internet)	3,670	109,623
Cognex Corp. (Machinery-Diversified)	4,404	99,134
Cohen & Steers, Inc. (Diversified Financial Services)	1,468	63,785
Coherent, Inc.* (Electronics)	2,936	89,577
Cohu, Inc. (Semiconductors)	4,037	89,823
Coinmatch Service Corp.—Class A (Commercial Services)	8,808	116,530
Coinstar, Inc.* (Commercial Services)	2,936	92,425
Color Kinetics, Inc.* (Electrical Components & Equipment)	1,835	61,307
Columbia Banking System, Inc. (Banks)	4,771	139,552
Community Banks, Inc. (Banks)	3,303	106,423
Community Trust Bancorp, Inc. (Banks)	3,670	118,541
Commvault Systems, Inc.* (Software)	4,037	69,719
Compass Minerals International, Inc. (Mining)	2,936	101,762
Complete Production Services, Inc.* (Oil & Gas Services)	3,303	85,383
Comstock Resources, Inc.* (Oil & Gas)	3,303	98,991
Comtech Telecommunications Corp.* (Telecommunications)	1,835	85,181
Conceptus, Inc.* (Healthcare-Products)	3,670	71,088
Concur Technologies, Inc.* (Software)	3,670	83,859
CONMED Corp.* (Healthcare-Products)	2,936	85,966
Consolidated Communications Holdings, Inc. (Telecommunications)	4,037	91,236
Consolidated Water Co., Ltd.ADR (Water)	4,037	118,324
Consolidated-Tomoka Land Co. (Real Estate)	1,468	101,718
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	4,404	121,638
Corinthian Colleges, Inc.* (Commercial Services)	7,707	125,547
Corporate Office Properties Trust (REIT)	2,936	120,405
Corus Bankshares, Inc. (Banks)	4,771	82,347
CoStar Group, Inc.* (Commercial Services)	1,835	97,035
Covansys Corp.* (Computers)	2,202	74,714
Crosstex Energy, Inc. (Oil & Gas)	3,670	105,439
CSG Systems International, Inc.* (Software)	3,670	97,292
CSK Auto Corp.* (Retail)	4,404	81,034
CT Communications, Inc. (Telecommunications)	2,569	78,380
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	4,771	94,036
Curtiss-Wright Corp. (Aerospace/Defense)	3,303	153,953
CV Therapeutics, Inc.* (Pharmaceuticals)	5,505	72,721
Cymer, Inc.* (Electronics)	2,569	103,274
Daktronics, Inc. (Electronics)	2,936	63,065
Darling International, Inc.* (Environmental Control)	7,707	70,442
Dawson Geophysical Co.* (Oil & Gas Services)	1,101	67,667
DCT Industrial Trust, Inc. (REIT)	13,946	150,059
DealerTrack Holdings, Inc.* (Internet)	2,569	94,642
Deckers Outdoor Corp.* (Apparel)	1,101	111,091
Deerfield Triarc Capital Corp. (REIT)	6,606	96,646
Delta Petroleum Corp.* (Oil & Gas)	5,138	103,171
Deluxe Corp. (Commercial Services)	3,670	149,039
DeVry, Inc. (Commercial Services)	4,404	149,824
DiamondRock Hospitality Co. (REIT)	7,707	147,050
Digene Corp.* (Biotechnology)	1,835	110,192
Digi International, Inc.* (Software)	5,138	75,734
Digital Realty Trust, Inc. (REIT)	4,037	152,114
Digital River, Inc.* (Internet)	2,936	132,854
Dionex Corp.* (Electronics)	1,468	104,213
DJO, Inc.* (Healthcare-Products)	2,202	90,877
Dobson Communications Corp.—Class A* (Telecommunications)	11,377	126,398
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	2,202	89,930
Dress Barn, Inc.* (Retail)	3,670	75,308
Drill-Quip, Inc.* (Oil & Gas Services)	1,835	82,483
DTS, Inc.* (Home Furnishings)	3,670	79,896
Dycom Industries, Inc.* (Engineering & Construction)	3,303	99,024
Eagle Bulk Shipping, Inc.ADR (Transportation)	4,404	98,694
EarthLink, Inc.* (Internet)	13,212	98,694
Eclipsys Corp.* (Software)	4,037	79,933
Edge Petroleum Corp.* (Oil & Gas)	4,404	61,700
Education Realty Trust, Inc. (REIT)	8,808	123,576
eFunds Corp.* (Software)	3,303	116,563
EGL, Inc.* (Transportation)	2,569	119,407
El Paso Electric Co.* (Electric)	4,771	117,176
Electronics for Imaging, Inc.* (Computers)	4,404	124,281
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	3,303	80,131
EMCOR Group, Inc.* (Engineering & Construction)	2,202	160,526
Empire District Electric Co. (Electric)	6,606	147,776
Employers Holdings, Inc. (Insurance)	5,505	116,926
EMS Technologies, Inc.* (Telecommunications)	4,037	89,056
Emulex Corp.* (Semiconductors)	5,872	128,244
Encore Acquisition Co.* (Oil & Gas)	4,037	112,229
Encore Wire Corp. (Electrical Components & Equipment)	2,569	75,631
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	2,936	90,488
EnergySouth, Inc. (Gas)	2,202	112,302
Ennis, Inc. (Household Products/Wares)	3,670	86,318
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,835	78,520
Entegris, Inc.* (Semiconductors)	10,643	126,439
Entertainment Properties Trust (REIT)	2,202	118,424
Entravision Communications Corp.* (Media)	8,074	84,212
Enzon Pharmaceuticals, Inc.* (Biotechnology)	10,643	83,548
Epicor Software Corp.* (Software)	6,239	92,774
Equinix, Inc.* (Internet)	2,202	201,417
Equity Inns, Inc. (REIT)	5,505	123,312
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	2,202	79,845
Euronet Worldwide, Inc.* (Commercial Services)	3,670	107,017
Evergreen Solar, Inc.* (Energy-Alternate Sources)	8,074	75,088
Excel Technology, Inc.* (Electronics)	3,670	102,540
EXCO Resources, Inc.* (Oil & Gas)	4,771	83,206
Exelixis, Inc.* (Biotechnology)	9,175	111,017
Exponent, Inc.* (Commercial Services)	4,037	90,308
Extra Space Storage, Inc. (REIT)	7,707	127,165
Federal Agricultural Mortgage Corp.—Class C (Diversified Financial Services)	2,569	87,911
FEI Co.* (Electronics)	2,936	95,303
FelCor Lodging Trust, Inc. (REIT)	5,138	133,742
Ferro Corp. (Chemicals)	4,037	100,642
Finisar Corp.* (Telecommunications)	22,020	83,236
First BanCorp. (Banks)	7,707	84,700
First Financial Holdings, Inc. (Savings & Loans)	3,670	120,046
First Merchants Corp. (Banks)	5,138	123,466
First Place Finacial Corp. (Savings & Loans)	4,771	100,764
First Potomac Realty Trust (REIT)	4,771	111,117
First Republic Bank (Banks)	2,202	118,159
First State Bancorporation (Banks)	5,138	109,388
Fisher Communications, Inc.* (Media)	1,835	93,200
Fleetwood Enterprises, Inc.* (Home Builders)	7,707	69,748
FLIR Systems, Inc.* (Electronics)	4,404	203,685

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks, continued
	Shares	Value

Florida East Coast Industries, Inc. (Transportation)	2,569	$213,176
Flow International Corp.* (Machinery-Diversified)	5,872	73,987
Flowers Foods, Inc. (Food)	3,670	122,431
Flushing Financial Corp. (Savings & Loans)	6,606	106,092
Force Protection, Inc.* (Auto Manufacturers)	4,771	98,473
FormFactor, Inc.* (Semiconductors)	3,303	126,505
Forward Air Corp. (Transportation)	3,303	112,599
Fossil, Inc.* (Household Products/Wares)	3,303	97,405
Foundry Networks, Inc.* (Telecommunications)	9,909	165,084
FPIC Insurance Group, Inc.* (Insurance)	2,202	89,776
Franklin Bank Corp. Houston* (Savings & Loans)	6,239	92,961
Fremont General Corp. (Banks)	5,505	59,234
Friedman, Billings, Ramsey Group, Inc.—Class A (Diversified Financial Services)	14,680	80,153
FTI Consulting, Inc.* (Commercial Services)	2,936	111,656
Fuel Tech, Inc.* (Environmental Control)	2,202	75,419
FuelCell Energy, Inc.* (Energy-Alternate Sources)	8,441	66,853
Fuller (H.B.) Co. (Chemicals)	4,404	131,636
Gartner Group, Inc.* (Commercial Services)	5,138	126,343
Gaylord Entertainment Co.* (Lodging)	2,936	157,487
Gemstar-TV Guide International, Inc.* (Media)	20,919	102,921
Genco Shipping & Trading, Ltd.ADR (Transportation)	1,835	75,712
GenCorp, Inc.* (Aerospace/Defense)	6,973	91,137
General Communication, Inc.—Class A* (Telecommunications)	6,239	79,922
Genesco, Inc.* (Retail)	1,835	95,989
Genesee & Wyoming, Inc.—Class A* (Transportation)	3,303	98,562
Genesis Healthcare Corp.* (Healthcare-Services)	1,468	100,441
GeoEye, Inc.* (Telecommunications)	3,303	71,774
Georgia Gulf Corp. (Chemicals)	3,670	66,464
Gevity HR, Inc. (Commercial Services)	3,303	63,847
Gladstone Capital Corp. (Investment Companies)	4,404	94,510
GMH Communities Trust (REIT)	8,808	85,350
Golden Telecom, Inc. (Telecommunications)	1,468	80,755
Goodman Global, Inc.* (Building Materials)	3,670	81,547
GrafTech International, Ltd.* (Electrical Components & Equipment)	7,340	123,606
Granite Construction, Inc. (Engineering & Construction)	2,202	141,324
Great Wolf Resorts, Inc.* (Entertainment)	6,606	94,135
Greatbatch, Inc.* (Electrical Components & Equipment)	2,569	83,236
Greater Bay Bancorp (Banks)	4,404	122,607
Greenhill & Co., Inc. (Diversified Financial Services)	1,468	100,866
Greif Brothers Corp.—Class A (Packaging & Containers)	2,202	131,261
Grey Wolf, Inc.* (Oil & Gas)	13,579	111,891
Group 1 Automotive, Inc. (Retail)	2,202	88,829
Guitar Center, Inc.* (Retail)	2,202	131,702
GulfMark Offshore, Inc.* (Transportation)	1,835	93,989
Haemonetics Corp.* (Healthcare-Products)	2,202	115,847
Hanover Compressor Co.* (Oil & Gas Services)	6,239	148,800
Harleysville National Corp. (Banks)	6,973	112,405
Harvest Natural Resources, Inc.* (Oil & Gas)	6,606	78,677
Haynes International, Inc.* (Metal Fabricate/Hardware)	1,101	92,957
HealthExtras, Inc.* (Pharmaceuticals)	2,936	86,847
HEALTHSOUTH Corp.* (Healthcare-Services)	5,872	106,342
Healthways, Inc.* (Healthcare-Services)	2,569	121,694
Hecla Mining Co.* (Mining)	9,175	78,355
HEICO Corp. (Aerospace/Defense)	2,936	123,547
Heidrick & Struggles International, Inc.* (Commercial Services)	1,835	94,025
Helen of Troy, Ltd.ADR* (Household Products/Wares)	2,936	79,272
Hercules Offshore, Inc.* (Oil & Gas Services)	2,202	71,301
Hercules Technology Growth Capital, Inc. (Investment Companies)	7,340	99,163
Hercules, Inc.* (Chemicals)	8,074	158,654
Herman Miller, Inc. (Office Furnishings)	4,037	127,569
Hersha Hospitality Trust (REIT)	9,175	108,448
Hexcel Corp.* (Aerospace/Defense Equipment)	6,973	146,921
Hibbett Sports, Inc.* (Retail)	3,303	90,436
Highland Hospitality Corp. (REIT)	5,872	112,742
Highwoods Properties, Inc. (REIT)	4,037	151,387
Hilb, Rogal, and Hobbs Co. (Insurance)	2,569	110,107
Hologic, Inc.* (Healthcare-Products)	3,670	202,988
Horizon Lines, Inc.—Class A (Transportation)	3,303	108,206
Horizon Offshore, Inc.* (Oil & Gas Services)	3,670	70,464
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,835	71,125
Hub Group, Inc.—Class A* (Transportation)	3,303	116,133
Hudson Highland Group, Inc.* (Commercial Services)	2,936	62,801
Human Genome Sciences, Inc.* (Biotechnology)	11,744	104,756
Huron Consulting Group, Inc.* (Commercial Services)	1,468	107,179
Iconix Brand Group, Inc.* (Apparel)	4,404	97,857
IDACORP, Inc. (Electric)	4,037	129,345
IHS, Inc.—Class A* (Computers)	2,569	118,174
II-VI, Inc.* (Electronics)	2,569	69,800
IKON Office Solutions, Inc. (Office/Business Equipment)	8,074	126,035
Illumina, Inc.* (Biotechnology)	3,670	148,965
Imation Corp. (Computers)	2,936	108,221
Immucor, Inc.* (Healthcare-Products)	4,771	133,445
Independent Bank Corp. Massachusetts (Banks)	3,670	108,412
Independent Bank Corp. Michigan (Banks)	5,872	101,057
Infinity Property & Casualty Corp. (Insurance)	2,202	111,707
Infocrossing, Inc.* (Software)	4,037	74,563
Informatica Corp.* (Software)	6,973	102,991
Infospace, Inc. (Internet)	3,670	85,181
Infrasource Services, Inc.* (Engineering & Construction)	2,936	108,926
Ingles Markets, Inc.—Class A (Food)	2,202	75,859
Innospec, Inc. (Chemicals)	1,468	86,920
Input/Output, Inc.* (Oil & Gas Services)	5,505	85,933
Insight Enterprises, Inc.* (Retail)	4,404	99,398
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	3,670	80,043
Integra Bank Corp. (Banks)	5,505	118,192
Interactive Brokers Group, Inc.—Class A* (Diversified Financial Services)	3,670	99,567
Interdigital Communications Corp.* (Telecommunications)	3,670	118,064
Interface, Inc.—Class A (Office Furnishings)	5,138	96,903
Interline Brands, Inc.* (Building Materials)	2,936	76,571
Intermec, Inc.* (Machinery-Diversified)	4,771	120,754
InterMune, Inc.* (Biotechnology)	2,569	66,640
Internap Network Services Corp.* (Internet)	4,404	63,506
International Coal Group, Inc.* (Coal)	11,744	70,229
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	2,569	167,884
Interwoven, Inc.* (Internet)	5,505	77,290
inVentiv Health, Inc.* (Advertising)	2,569	94,051
Inverness Medical Innovations, Inc.* (Healthcare-Products)	3,303	168,519
IPC Holdings, Ltd.ADR (Insurance)	4,771	154,056
iPCS, Inc. (Telecommunications)	2,569	87,012
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	8,074	78,156
ITC Holdings Corp. (Electric)	3,670	149,112
Itron, Inc.* (Electronics)	2,202	171,624
J. Crew Group, Inc.* (Retail)	2,569	138,957

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks, continued
	Shares	Value

j2 Global Communications, Inc.* (Internet)	4,037	$140,891
Jack Henry & Associates, Inc. (Computers)	5,505	141,754
Jack in the Box, Inc.* (Retail)	2,202	156,210
Jackson Hewitt Tax Service, Inc. (Commercial Services)	2,936	82,531
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	2,936	82,619
Jamba, Inc.* (Retail)	7,340	67,088
Jer Investors Trust, Inc. (REIT)	5,872	88,080
JetBlue Airways Corp.* (Airlines)	11,744	137,992
Jo-Ann Stores, Inc.* (Retail)	2,202	62,603
Jos. A. Bank Clothiers, Inc.* (Retail)	1,835	76,097
K-V Pharmaceutical Co.* (Pharmaceuticals)	3,303	89,974
K2, Inc.* (Leisure Time)	5,138	78,046
Kadant, Inc.* (Machinery-Diversified)	2,569	80,153
Kaiser Aluminum Corp.* (Mining)	1,101	80,241
Kaman Corp. (Aerospace/Defense)	2,936	91,574
Kaydon Corp. (Metal Fabricate/Hardware)	2,202	114,768
KBW, Inc.* (Diversified Financial Services)	2,569	75,477
KEMET Corp.* (Electronics)	9,909	69,858
Kenexa Corp.* (Commercial Services)	2,202	83,037
Keystone Automotive Industries, Inc.* (Auto Parts & Equipment)	1,835	75,914
Kindred Healthcare, Inc.* (Healthcare-Services)	2,202	67,645
KNBT Bancorp, Inc. (Savings & Loans)	8,441	124,083
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	7,707	127,936
Knight Transportation, Inc. (Transportation)	5,138	99,574
Knightsbridge Tankers, Ltd.ADR (Transportation)	2,936	89,577
Knoll, Inc. (Office Furnishings)	4,037	90,429
Korn/Ferry International* (Commercial Services)	3,670	96,374
Kulicke & Soffa Industries, Inc.* (Semiconductors)	7,340	76,850
Kyphon, Inc.* (Healthcare-Products)	3,303	159,039
L-1 Identity Solutions, Inc.* (Electronics)	4,771	97,567
Labor Ready, Inc.* (Commercial Services)	4,037	93,295
Laclede Group, Inc. (Gas)	5,138	163,799
Lance, Inc. (Food)	3,670	86,465
LandAmerica Financial Group, Inc. (Insurance)	1,101	106,235
Landauer, Inc. (Commercial Services)	2,202	108,448
LaSalle Hotel Properties (REIT)	3,303	143,416
Lattice Semiconductor Corp.* (Semiconductors)	13,579	77,672
Lawson Software, Inc.* (Software)	10,643	105,259
Layne Christensen Co.* (Engineering & Construction)	1,835	75,143
LCA-Vision, Inc. (Healthcare-Products)	1,835	86,722
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	6,606	67,712
Lear Corp.* (Auto Parts & Equipment)	5,138	182,964
Lee Enterprises, Inc. (Media)	4,404	91,867
LIFE TIME FITNESS, Inc.* (Leisure Time)	2,202	117,212
Lifecell Corp.* (Biotechnology)	2,936	89,665
Ligand Pharmaceuticals, Inc.—Class B (Pharmaceuticals)	9,542	65,649
Lin TV Corp.—Class A* (Media)	3,303	62,129
Littelfuse, Inc.* (Electrical Components & Equipment)	2,202	74,362
Live Nation, Inc.* (Commercial Services)	4,771	106,775
LKQ Corp.* (Distribution/Wholesale)	4,404	108,603
LodgeNet Entertainment Corp.* (Media)	2,569	82,362
Longs Drug Stores Corp. (Retail)	2,202	115,649
LoopNet, Inc.* (Internet)	3,303	77,059
LTC Properties, Inc. (REIT)	5,138	116,889
Luminent Mortgage Capital, Inc. (REIT)	8,441	85,170
Luminex Corp.* (Healthcare-Products)	5,505	67,767
M&F Worldwide Corp.* (Food)	1,101	73,305
Macrovision Corp.* (Entertainment)	4,037	121,352
MAF Bancorp, Inc. (Savings & Loans)	2,569	139,394
Magellan Health Services, Inc.* (Healthcare-Services)	2,936	136,436
Maguire Properties, Inc. (REIT)	3,303	113,392
Manhattan Associates, Inc.* (Computers)	2,936	81,944
MannKind Corp.* (Pharmaceuticals)	4,771	58,826
Mariner Energy, Inc.* (Oil & Gas)	6,239	151,296
Martek Biosciences Corp.* (Biotechnology)	3,670	95,310
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	4,404	112,214
MasTec, Inc.* (Telecommunications)	4,771	75,477
Matria Healthcare, Inc.* (Healthcare-Services)	2,202	66,677
Matrix Service Co.* (Oil & Gas Services)	2,569	63,840
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	2,936	128,039
Mattson Technology, Inc.* (Semiconductors)	6,973	67,638
Max Capital Group, Ltd. (Insurance)	5,138	145,405
MAXIMUS, Inc. (Commercial Services)	1,835	79,602
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	3,670	95,200
MCG Capital Corp. (Investment Companies)	6,606	105,828
McGrath Rentcorp (Commercial Services)	2,936	98,914
Medarex, Inc.* (Pharmaceuticals)	9,175	131,111
Mediacom Communications Corp.—Class A* (Media)	8,074	78,237
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	4,037	123,290
Mentor Corp. (Healthcare-Products)	2,936	119,436
Mentor Graphics Corp.* (Computers)	6,973	91,834
Meridian Bioscience, Inc. (Healthcare-Products)	4,037	87,441
Meritage Homes Corp.* (Home Builders)	2,202	58,904
Metal Management, Inc. (Environmental Control)	1,835	80,868
Methode Electronics, Inc. (Electronics)	4,771	74,666
MGE Energy, Inc. (Electric)	4,037	131,889
MGI Pharma, Inc.* (Pharmaceuticals)	5,872	131,357
Micros Systems, Inc.* (Computers)	2,936	159,718
Microsemi Corp.* (Semiconductors)	5,505	131,845
MicroStrategy, Inc.—Class A* (Software)	734	69,356
Midas, Inc.* (Commercial Services)	3,670	83,199
MKS Instruments, Inc.* (Semiconductors)	4,037	111,825
Mobile Mini, Inc.* (Storage/Warehousing)	3,303	96,448
Monaco Coach Corp. (Home Builders)	5,138	73,730
Monarch Casino & Resort, Inc.* (Lodging)	2,569	68,978
Montpelier Re Holdings, Ltd.ADR (Insurance)	8,074	149,692
Moog, Inc.—Class A* (Aerospace/Defense)	2,936	129,507
MPS Group, Inc.* (Commercial Services)	8,074	107,949
MSC.Software Corp.* (Software)	5,505	74,538
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,303	113,755
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	9,542	162,787
MVC Capital, Inc. (Investment Companies)	4,037	75,936
Myriad Genetics, Inc.* (Biotechnology)	3,303	122,839
Nara Bancorp, Inc. (Banks)	5,872	93,541
Nash Finch Co. (Food)	1,468	72,666
NATCO Group, Inc.—Class A* (Oil & Gas Services)	1,835	84,483
National CineMedia, Inc.* (Entertainment)	4,037	113,076
National Financial Partners (Diversified Financial Services)	2,936	135,966
Nationwide Health Properties, Inc. (REIT)	6,239	169,701
NCI Building Systems, Inc.* (Building Materials)	1,835	90,521
Nektar Therapeutics* (Biotechnology)	7,707	73,139
Net 1 UEPS Technologies, Inc.* (Commercial Services)	3,303	79,767
Netflix, Inc.* (Internet)	4,037	78,277
NETGEAR, Inc.* (Telecommunications)	2,936	106,430
NewAlliance Bancshares, Inc. (Savings & Loans)	9,175	135,056
NGP Capital Resources Co. (Investment Companies)	5,505	92,044
Nicor, Inc. (Gas)	3,303	141,765
Nordson Corp. (Machinery-Diversified)	2,569	128,861
North Pittsburgh Systems, Inc. (Telecommunications)	3,670	77,988
NorthStar Realty Finance Corp. (REIT)	7,340	91,823
Novatel Wireless, Inc.* (Telecommunications)	2,569	66,845

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks, continued
	Shares	Value

Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	2,936	$68,849
NTELOS Holdings Corp. (Telecommunications)	2,936	81,151
Nuance Communications, Inc.* (Software)	9,175	153,498
NuVasive, Inc.* (Healthcare-Products)	3,670	99,127
O’Charley’s, Inc. (Retail)	4,404	88,785
Ohio Casualty Corp. (Insurance)	4,404	190,737
Oil States International, Inc.* (Oil & Gas Services)	3,303	136,546
Old Dominion Freight Line, Inc.* (Transportation)	2,936	88,520
Olin Corp. (Chemicals)	5,872	123,312
OM Group, Inc.* (Chemicals)	2,202	116,530
OMEGA Healthcare Investors, Inc. (REIT)	7,707	122,002
Omnicell, Inc.* (Software)	3,670	76,263
OmniVision Technologies, Inc.* (Semiconductors)	4,771	86,403
ON Semiconductor Corp.* (Semiconductors)	16,148	173,107
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	3,670	98,723
Opsware, Inc.* (Internet)	8,074	76,784
optionsXpress Holdings, Inc. (Diversified Financial Services)	3,670	94,172
OraSure Technologies, Inc.* (Healthcare-Products)	9,909	81,056
Orbital Sciences Corp.* (Aerospace/Defense)	4,771	100,239
Orthofix International NVADR* (Healthcare-Products)	1,835	82,520
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	4,404	159,469
OSI Systems, Inc.* (Electronics)	2,569	70,262
Owens & Minor, Inc. (Distribution/Wholesale)	3,303	115,407
P.F. Chang’s China Bistro, Inc.* (Retail)	2,569	90,429
Pacer International, Inc. (Transportation)	3,670	86,318
Pacific Sunwear of California, Inc.* (Retail)	5,138	113,036
PAETEC Holding Corp.* (Telecommunications)	6,973	78,725
Palm, Inc.* (Computers)	7,340	117,513
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,936	82,883
Parallel Petroleum Corp.* (Oil & Gas)	3,670	80,373
Parametric Technology Corp.* (Software)	7,707	166,548
PAREXEL International Corp.* (Commercial Services)	2,202	92,616
Parker Drilling Co.* (Oil & Gas)	8,808	92,836
Partners Trust Financial Group, Inc. (Savings & Loans)	10,643	111,751
Payless ShoeSource, Inc.* (Retail)	4,404	138,946
Peet’s Coffee & Tea, Inc.* (Beverages)	3,670	90,392
Penn Virginia Corp. (Oil & Gas)	2,569	103,274
Performance Food Group Co.* (Food)	3,303	107,314
Perini Corp.* (Engineering & Construction)	1,835	112,908
Perot Systems Corp.—Class A* (Computers)	6,239	106,313
Perrigo Co. (Pharmaceuticals)	6,239	122,160
Petrohawk Energy Corp.* (Oil & Gas)	11,377	180,439
PetroQuest Energy, Inc.* (Oil & Gas)	4,771	69,370
Pharmion Corp.* (Pharmaceuticals)	2,202	63,748
Phase Forward, Inc.* (Software)	4,404	74,119
PHH Corp.* (Commercial Services)	4,037	125,995
PHI, Inc.* (Transportation)	2,936	87,463
Pier 1 Imports, Inc. (Retail)	9,175	77,896
Pilgrim’s Pride Corp. (Food)	2,936	112,067
Pinnacle Entertainment, Inc.* (Entertainment)	4,404	123,973
Pinnacle Financial Partners, Inc.* (Banks)	4,404	129,301
Piper Jaffray* (Diversified Financial Services)	1,835	102,265
Plantronics, Inc. (Telecommunications)	3,670	96,227
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	4,404	153,039
Playtex Products, Inc.* (Household Products/Wares)	5,872	86,964
Plexus Corp.* (Electronics)	3,670	84,373
PMA Capital Corp.—Class A* (Insurance)	8,808	94,158
PMC-Sierra, Inc.* (Semiconductors)	16,148	124,824
PNM Resources, Inc. (Electric)	5,872	163,183
Polaris Industries, Inc. (Leisure Time)	2,936	159,014
Polycom, Inc.* (Telecommunications)	5,872	197,299
PolyMedica Corp. (Healthcare-Products)	2,202	89,952
PolyOne Corp.* (Chemicals)	10,276	73,884
Portfolio Recovery Associates, Inc. (Diversified Financial Services)	1,468	88,109
Post Properties, Inc. (REIT)	2,936	153,054
Potlatch Corp. (Forest Products & Paper)	3,303	142,194
Powerwave Technologies, Inc.* (Telecommunications)	11,744	78,685
Preferred Bank (Banks)	2,936	117,440
Presidential Life Corp. (Insurance)	4,771	93,798
Priceline.com, Inc.* (Internet)	2,569	176,593
PRIMEDIA, Inc.* (Media)	25,690	73,217
ProAssurance Corp.* (Insurance)	2,569	143,016
Progress Software Corp.* (Software)	3,303	105,002
Prospect Capital Corp. (Investment Companies)	4,771	83,349
Provident New York Bancorp (Savings & Loans)	8,441	114,038
PSS World Medical, Inc.* (Healthcare-Products)	5,505	100,301
Psychiatric Solutions, Inc.* (Healthcare-Services)	4,037	146,382
Quanex Corp. (Metal Fabricate/Hardware)	2,569	125,110
Quantum Corp.* (Computers)	22,754	72,130
Quest Software, Inc.* (Software)	5,505	89,126
Quiksilver, Inc.* (Apparel)	9,175	129,643
RAIT Financial Trust (REIT)	4,771	124,141
Ralcorp Holdings, Inc.* (Food)	2,202	117,697
Raven Industries, Inc. (Miscellaneous Manufacturing)	2,202	78,633
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	2,202	90,832
RC2 Corp.* (Toys/Games/Hobbies)	2,202	88,102
RealNetworks, Inc.* (Internet)	9,542	77,958
Realty Income Corp. (REIT)	7,340	184,895
Red Robin Gourmet Burgers, Inc.* (Retail)	2,202	88,895
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	3,303	94,202
Regal-Beloit Corp. (Hand/Machine Tools)	2,202	102,481
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,138	92,073
Regis Corp. (Retail)	3,303	126,340
Renasant Corp. (Banks)	4,404	100,147
Rent-A-Center, Inc.* (Commercial Services)	5,138	134,770
Republic Property Trust (REIT)	8,441	103,402
Resource Capital Corp. (REIT)	5,872	82,091
Resources Connection, Inc.* (Commercial Services)	3,670	121,771
RF Micro Devices, Inc.* (Telecommunications)	14,680	91,603
Rimage Corp.* (Computers)	2,569	81,155
Robbins & Myers, Inc. (Machinery-Diversified)	1,468	77,995
Rock-Tenn Co.—Class A (Forest Products & Paper)	2,936	93,130
Rofin-Sinar Technologies, Inc.* (Electronics)	1,468	101,292
Rosetta Resources, Inc.* (Oil & Gas)	4,404	94,862
RTI International Metals, Inc.* (Mining)	1,468	110,643
Rudolph Technologies, Inc.* (Semiconductors)	4,404	73,150
Rush Enterprises, Inc.* (Retail)	3,303	71,741
Russ Berrie and Co., Inc.* (Household Products/Wares)	4,037	75,209
Ryerson, Inc. (Iron/Steel)	2,202	82,905
SAIC, Inc.* (Commercial Services)	6,973	126,002
Sally Beauty Holdings, Inc.* (Retail)	7,707	69,363
Sanderson Farms, Inc. (Food)	1,835	82,612
Sandy Spring Bancorp, Inc. (Banks)	3,670	115,385
Sapient Corp.* (Internet)	8,808	68,086
Savient Pharmaceuticals, Inc.* (Biotechnology)	5,138	63,814
SAVVIS, Inc.* (Telecommunications)	2,202	109,021
ScanSource, Inc.* (Distribution/Wholesale)	2,936	93,923
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	1,835	87,970
Scholastic Corp.* (Media)	3,303	118,710
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,936	91,016
Sciele Pharma, Inc.* (Pharmaceuticals)	3,303	77,819
Seabright Insurance Holdings* (Insurance)	5,138	89,812
Seacoast Banking Corp. of Florida (Banks)	4,771	103,769

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks, continued
	Shares	Value

Security Bank Corp. (Banks)	5,138	$103,274
Select Comfort Corp.* (Retail)	4,404	71,433
Selective Insurance Group, Inc. (Insurance)	5,138	138,109
Semtech Corp.* (Semiconductors)	6,239	108,122
Senior Housing Properties Trust (REIT)	6,606	134,432
Senomyx, Inc.* (Commercial Services)	4,771	64,409
Signature Bank* (Banks)	2,936	100,118
Silgan Holdings, Inc. (Packaging & Containers)	1,835	101,439
Silicon Image, Inc.* (Semiconductors)	8,441	72,424
Sinclair Broadcast Group, Inc.—Class A (Media)	5,505	78,281
SiRF Technology Holdings, Inc.* (Semiconductors)	4,037	83,727
Skilled Healthcare Group, Inc.—Class A* (Healthcare-Services)	4,771	73,998
SkyWest, Inc. (Airlines)	4,404	104,947
Skyworks Solutions, Inc.* (Semiconductors)	12,845	94,411
Smart Modular Technologies (WWH), Inc.ADR* (Computers)	4,404	60,599
Sohu.com, Inc.* (Internet)	2,569	82,182
Sonic Corp.* (Retail)	5,505	121,771
SonicWALL, Inc.* (Internet)	8,441	72,508
SonoSite, Inc.* (Healthcare-Products)	2,569	80,744
Sonus Networks, Inc.* (Telecommunications)	17,616	150,088
Sotheby’s (Commercial Services)	4,404	202,672
Southwest Bancorp, Inc. (Banks)	4,404	105,872
Spansion, Inc.—Class A* (Semiconductors)	7,340	81,474
Spartan Motors, Inc. (Auto Parts & Equipment)	3,303	56,217
Spartan Stores, Inc. (Food)	2,569	84,546
Spartech Corp. (Chemicals)	2,936	77,951
Spherion Corp.* (Commercial Services)	7,707	72,369
Spirit Finance Corp. (REIT)	9,175	133,588
SPSS, Inc.* (Software)	1,835	80,997
Stage Stores, Inc. (Retail)	4,037	84,616
Standard Microsystems Corp.* (Semiconductors)	2,569	88,219
Standard Pacific Corp. (Home Builders)	5,138	90,069
Standex International Corp. (Miscellaneous Manufacturing)	4,037	114,812
Steiner Leisure, Ltd.ADR* (Commercial Services)	1,835	90,135
STERIS Corp. (Healthcare-Products)	4,771	145,993
Sterling Financial Corp. (Savings & Loans)	4,404	127,452
Steven Madden, Ltd. (Apparel)	2,569	84,160
Stewart Enterprises, Inc.—Class A (Commercial Services)	10,643	82,909
Stifel Financial Corp.* (Diversified Financial Services)	1,468	86,451
Stone Energy Corp.* (Oil & Gas)	2,569	88,014
Strategic Hotels & Resorts, Inc. (REIT)	5,872	132,061
Strayer Education, Inc. (Commercial Services)	1,101	145,013
Suffolk Bancorp (Banks)	3,303	105,432
Sunrise Assisted Living, Inc.* (Healthcare-Services)	3,303	132,087
Sunstone Hotel Investors, Inc. (REIT)	5,138	145,868
Superior Bancorp* (Banks)	11,010	112,632
Superior Essex, Inc.* (Electrical Components & Equipment)	2,202	82,245
SureWest Communications (Telecommunications)	2,936	79,977
Swift Energy Co.* (Oil & Gas)	2,202	94,158
Sybase, Inc.* (Software)	5,872	140,282
Symbion, Inc.* (Healthcare-Services)	3,303	71,708
Symmetricom, Inc.* (Telecommunications)	8,441	70,904
Synaptics, Inc.* (Computers)	2,202	78,810
Take-Two Interactive Software, Inc.* (Software)	5,505	109,935
Taser International, Inc.* (Electronics)	5,872	81,973
Technitrol, Inc. (Electronics)	3,303	94,697
Technology Investment Capital Corp. (Investment Companies)	6,239	98,514
Tekelec* (Telecommunications)	5,138	74,090
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,569	118,046
TeleTech Holdings, Inc.* (Commercial Services)	2,936	95,361
Tempur-Pedic International, Inc. (Home Furnishings)	5,505	142,579
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	3,670	128,597
Terra Industries, Inc.* (Chemicals)	6,606	167,925
Tessera Technologies, Inc.* (Semiconductors)	3,303	133,937
Tetra Tech, Inc.* (Environmental Control)	4,771	102,815
Texas Capital Bancshares, Inc.* (Banks)	4,404	98,429
Texas Industries, Inc. (Building Materials)	1,835	143,882
The BISYS Group, Inc.* (Computers)	9,542	112,882
The Children’s Place Retail Stores, Inc.* (Retail)	1,835	94,759
The Commerce Group, Inc. (Insurance)	4,037	140,165
The Genlyte Group, Inc.* (Building Materials)	1,835	144,121
The Geo Group, Inc.* (Commercial Services)	4,037	117,477
The Gymboree Corp.* (Apparel)	2,569	101,244
The Hain Celestial Group, Inc.* (Food)	3,670	99,604
The Medicines Co.* (Pharmaceuticals)	4,404	77,598
The Men’s Wearhouse, Inc. (Retail)	3,670	187,427
The Middleby Corp.* (Machinery-Diversified)	1,468	87,816
The Pantry, Inc.* (Retail)	1,835	84,593
The Pep Boys—Manny, Moe & Jack (Retail)	3,670	73,987
The Phoenix Cos., Inc. (Insurance)	9,542	143,225
The Spectranetics Corp.* (Healthcare-Products)	6,606	76,101
The Steak n Shake Co.* (Retail)	6,239	104,129
The Stride Rite Corp. (Apparel)	3,670	74,354
The Timberland Co.—Class A* (Apparel)	4,037	101,692
The Topps Co., Inc. (Toys/Games/Hobbies)	9,175	96,429
The TriZetto Group, Inc.* (Internet)	4,404	85,261
The Ultimate Software Group, Inc.* (Software)	2,936	84,938
The Warnaco Group, Inc.* (Apparel)	3,670	144,378
Thoratec Corp.* (Healthcare-Products)	4,771	87,739
THQ, Inc.* (Software)	4,404	134,410
Tibco Software, Inc.* (Internet)	14,680	132,854
TierOne Corp. (Savings & Loans)	2,569	77,327
Time Warner Telecom, Inc.—Class A* (Telecommunications)	9,542	191,794
Titan International, Inc. (Auto Parts & Equipment)	2,202	69,605
TiVo, Inc.* (Home Furnishings)	11,744	67,998
TNS, Inc. (Commercial Services)	5,872	84,616
Transaction Systems Architect, Inc.* (Software)	2,936	98,826
TreeHouse Foods, Inc.* (Food)	3,303	87,893
Triarc Cos., Inc. (Retail)	6,239	97,952
TriCo Bancshares (Banks)	4,404	98,473
Trident Microsystems, Inc.* (Software)	4,404	80,813
TriQuint Semiconductor, Inc.* (Semiconductors)	15,781	79,852
Tronox, Inc.—Class B (Chemicals)	5,505	77,345
Trump Entertainment Resorts, Inc.* (Lodging)	4,404	55,270
TrustCo Bank Corp. NY (Banks)	14,680	145,038
Tupperware Corp. (Household Products/Wares)	4,771	137,119
Tween Brands, Inc.* (Retail)	2,202	98,209
TXCO Resources, Inc.* (Oil & Gas)	5,872	60,364
UAP Holding Corp. (Chemicals)	4,404	132,737
UCBH Holdings, Inc. (Banks)	7,707	140,807
UIL Holdings Corp. (Electric)	3,303	109,329
Under Armour, Inc.—Class A* (Retail)	1,835	83,768
United America Indemnity, Ltd.—Class A* (Insurance)	4,404	109,527
United Natural Foods, Inc.* (Food)	3,670	97,549
United Online, Inc. (Internet)	6,606	108,933
United Stationers, Inc.* (Distribution/Wholesale)	1,835	122,284
United Therapeutics Corp.* (Pharmaceuticals)	1,835	117,000
Universal American Financial Corp.* (Insurance)	4,771	101,527
Universal Compression Holdings, Inc.* (Oil & Gas Services)	1,835	132,982
Universal Corp. (Agriculture)	1,835	111,788
See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks, continued
	Shares	Value

Universal Health Realty Income Trust (REIT)	3,670	$122,211
Urstadt Biddle Properties—Class A (REIT)	6,606	112,368
USA Mobility, Inc. (Telecommunications)	2,936	78,567
USEC, Inc.* (Mining)	6,239	137,133
UTStarcom, Inc.* (Telecommunications)	11,744	65,884
Vail Resorts, Inc.* (Entertainment)	2,202	134,036
Valassis Communications, Inc.* (Commercial Services)	4,404	75,705
Valeant Pharmaceuticals International (Pharmaceuticals)	6,973	116,379
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,468	106,812
ValueClick, Inc.* (Internet)	6,973	205,425
Varian, Inc.* (Electronics)	2,202	120,736
Veeco Instruments, Inc.* (Semiconductors)	4,404	91,339
Ventana Medical Systems, Inc.* (Healthcare-Products)	2,202	170,149
Viad Corp. (Commercial Services)	2,202	92,858
ViaSat, Inc.* (Telecommunications)	2,569	82,465
Vignette Corp.* (Internet)	4,404	84,381
ViroPharma, Inc.* (Pharmaceuticals)	5,872	81,034
VistaPrint, Ltd.ADR* (Commercial Services)	3,303	126,340
Visteon Corp.* (Auto Parts & Equipment)	11,010	89,181
Volcom, Inc.* (Apparel)	1,468	73,591
W-H Energy Services, Inc.* (Oil & Gas Services)	2,202	136,326
W.R. Grace & Co.* (Chemicals)	5,138	125,830
Wabtec Corp. (Machinery-Diversified)	3,670	134,065
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	5,872	152,731
Walter Industries, Inc. (Holding Companies-Diversified)	4,037	116,912
Warren Resources, Inc.* (Oil & Gas)	6,239	72,872
Washington Group International, Inc.* (Engineering & Construction)	1,835	146,818
Watsco, Inc. (Distribution/Wholesale)	1,835	99,824
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	2,936	148,209
Watts Water Technologies, Inc.—Class A (Electronics)	2,569	96,260
WD-40 Co. (Household Products/Wares)	2,936	96,506
Websense, Inc.* (Internet)	3,670	77,988
West Coast Bancorp (Banks)	4,037	122,684
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,569	121,128
Westar Energy, Inc. (Electric)	6,973	169,304
Whiting Petroleum Corp.* (Oil & Gas)	2,569	104,096
Willbros Group, Inc.ADR* (Oil & Gas Services)	2,569	76,248
Wind River Systems, Inc.* (Software)	7,340	80,740
Winn-Dixie Stores, Inc.* (Food)	2,569	75,272
Winnebago Industries, Inc. (Home Builders)	2,936	86,671
Winston Hotels, Inc. (REIT)	7,707	115,605
Winthrop Realty Trust (REIT)	16,148	111,583
WMS Industries, Inc.* (Leisure Time)	3,670	105,916
Wolverine World Wide, Inc. (Apparel)	4,404	122,035
Woodward Governor Co. (Electronics)	2,202	118,181
World Acceptance Corp.* (Diversified Financial Services)	1,835	78,410
World Fuel Services Corp. (Retail)	2,202	92,616
Worthington Industries, Inc. (Metal Fabricate/Hardware)	5,138	111,238
Wright Express Corp.* (Commercial Services)	3,303	113,194
Wright Medical Group, Inc.* (Healthcare-Products)	3,670	88,520
WSFS Financial Corp. (Savings & Loans)	1,835	120,064
XenoPort, Inc.* (Pharmaceuticals)	1,835	81,511
Yardville National Bancorp (Banks)	3,303	112,797
Zale Corp.* (Retail)	3,670	87,383
Zenith National Insurance Corp. (Insurance)	2,936	138,256
Zoltek Cos., Inc.* (Chemicals)	1,835	76,208
Zoran Corp.* (Semiconductors)	4,404	88,256
Zumiez, Inc.* (Retail)	1,835	69,326
Zymogenetics, Inc.* (Pharmaceuticals)	5,138	75,066

TOTAL COMMON STOCKS
(Cost $72,751,803)		86,765,153
Repurchase Agreements (13.1%)
	Principal
	Amount

UBS, 4.98%, 7/2/07+, dated 6/29/07, with a repurchase price of $12,934,366 (Collateralized by $12,971,000 of various U.S. Government Agency Obligations, 5.125% - 5.25%, 9/2/08-9/13/10, market value $13,189,962)	$12,929,000	12,929,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,929,000)		12,929,000

TOTAL INVESTMENT SECURITIES
(Cost $85,680,803)—101.4%		99,694,153
Net other assets (liabilities)—(1.4)%		(1,409,505)

NET ASSETS—100.0%		$98,284,648

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $502,500)	6	$(11,058)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Russell 2000 Index expiring 7/30/07	$6,632,905	$(45,563)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 7/30/07	4,498,757	(26,571)

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising	0.1%
Aerospace/Defense	0.8%
Aerospace/Defense Equipment	0.1%
Agriculture	0.2%
Airlines	0.4%
Apparel	1.2%
Auto Manufacturers	0.1%
Auto Parts & Equipment	1.1%

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Banks	4.0%
Beverages	0.1%
Biotechnology	1.9%
Building Materials	0.6%
Chemicals	1.9%
Coal	0.2%
Commercial Services	5.8%
Computers	1.8%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.9%
Electric	1.3%
Electrical Components & Equipment	1.1%
Electronics	2.7%
Energy-Alternate Sources	0.2%
Engineering & Construction	1.0%
Entertainment	0.6%
Environmental Control	0.4%
Food	1.5%
Forest Products & Paper	0.5%
Gas	0.4%
Hand/Machine Tools	0.3%
Healthcare-Products	3.4%
Healthcare-Services	1.6%
Holding Companies-Diversified	0.1%
Home Builders	0.7%
Home Furnishings	0.3%
Household Products/Wares	0.9%
Insurance	2.8%
Internet	3.3%
Investment Companies	0.8%
Iron/Steel	0.2%
Leisure Time	0.6%
Lodging	0.5%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	1.2%
Media	1.3%
Metal Fabricate/Hardware	0.9%
Mining	0.9%
Miscellaneous Manufacturing	1.5%
Office Furnishings	0.3%
Office/Business Equipment	0.1%
Oil & Gas	2.7%
Oil & Gas Services	1.5%
Packaging & Containers	0.2%
Pharmaceuticals	3.0%
REIT	4.9%
Real Estate	0.1%
Retail	5.8%
Savings & Loans	1.3%
Semiconductors	3.0%
Software	3.5%
Storage/Warehousing	0.1%
Telecommunications	4.6%
Toys/Games/Hobbies	0.5%
Transportation	1.8%
Trucking & Leasing	0.1%
Water	0.3%
Other**	11.7%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $72,751,803)	$86,765,153
Repurchase agreements, at cost	12,929,000

Total Investment Securities	99,694,153
Cash	136,957
Segregated cash balances with brokers for futures contracts	18,587
Dividends and interest receivable	112,046
Prepaid expenses	1,271

Total Assets	99,963,014

Liabilities:
Payable for capital shares redeemed	1,342,513
Unrealized loss on swap agreements	72,134
Variation margin on futures contracts	5,814
Advisory fees payable	63,387
Management services fees payable	8,452
Administration fees payable	2,558
Administrative services fees payable	65,931
Distribution fees payable	66,146
Trustee fees payable	25
Transfer agency fees payable	5,763
Fund accounting fees payable	4,167
Compliance services fees payable	740
Other accrued expenses	40,736

Total Liabilities	1,678,366

Net Assets	$98,284,648

Net Assets consist of:
Capital	$67,855,802
Accumulated net investment income (loss)	848,788
Accumulated net realized gains (losses) on investments	15,649,900
Net unrealized appreciation (depreciation) on investments	13,930,158

Net Assets	$98,284,648

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,485,125

Net Asset Value (offering and redemption price per share)	$39.55

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$686,789
Interest	410,724

Total Investment Income	1,097,513

Expenses:
Advisory fees	396,530
Management services fees	79,307
Administration fees	15,975
Transfer agency fees	19,594
Administrative services fees	131,687
Distribution fees	132,177
Custody fees	10,072
Fund accounting fees	29,676
Trustee fees	1,000
Compliance services fees	1,364
Other fees	32,301

Total Gross Expenses before reductions	849,683
Less Expenses reduced by the Advisor	(26,436)

Total Net Expenses	823,247

Net Investment Income (Loss)	274,266

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	5,686,759
Net realized gains (losses) on futures contracts	(866,310)
Net realized gains (losses) on swap agreements	458,643
Change in net unrealized appreciation/depreciation on investments	(199,878)

Net Realized and Unrealized Gains (Losses) on Investments	5,079,214

Change in Net Assets Resulting from Operations	$5,353,480

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$274,266	$574,522
Net realized gains (losses) on investments	5,279,092	11,307,871
Change in net unrealized appreciation/depreciation on investments	(199,878)	4,127,076

Change in net assets resulting from operations	5,353,480	16,009,469

Distributions to Shareholders From:
Net realized gains on investments	—	(1,937,600)

Change in net assets resulting from distributions	—	(1,937,600)

Capital Transactions:
Proceeds from shares issued	75,423,967	195,973,365
Dividends reinvested	—	1,937,600
Value of shares redeemed	(102,440,423)	(209,143,242)

Change in net assets resulting from capital transactions	(27,016,456)	(11,232,277)

Change in net assets	(21,662,976)	2,839,592
Net Assets:
Beginning of period	119,947,624	117,108,032

End of period	$98,284,648	$119,947,624

Accumulated net investment income (loss)	$848,788	$574,522

Share Transactions:
Issued	1,963,325	5,545,049
Reinvested	—	55,839
Redeemed	(2,698,819)	(5,934,020)

Change in shares	(735,494)	(333,132)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2007		year ended	year ended	year ended	year ended	year ended
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$37.24		$32.95	$35.93	$31.62	$22.15	$28.56

Investment Activities:
Net investment income (loss)(a)	0.10		0.17	— (b)	(0.14)	(0.14)	(0.16)
Net realized and unrealized gains (losses) on investments	2.21		4.65	1.04	5.37	9.61	(6.25)

Total income (loss) from investment activities	2.31		4.82	1.04	5.23	9.47	(6.41)

Distributions to Shareholders From:
Net realized gains on investments	—		(0.53)	(4.02)	(0.92)	—	—

Net Asset Value, End of Period	$39.55		$37.24	$32.95	$35.93	$31.62	$22.15

Total Return	6.20	%(c)	14.75%	2.81%	16.74%	42.75%	(22.44)%

Ratios to Average Net Assets:
Gross expenses(d)	1.61%		1.59%	1.60%	1.61%	1.73%	1.97%
Net expenses(d)	1.56%		1.55%	1.60%	1.61%	1.73%	1.97%
Net investment income (loss)(d)	0.52%		0.47%	(0.01)%	(0.44)%	(0.52)%	(0.62)%

Supplemental Data:
Net assets, end of period (000’s)	$98,285		$119,948	$117,108	$147,828	$127,335	$38,612
Portfolio turnover rate(e)	5	%(c)	53%	67%	161%	189%	527%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Dow 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Dow 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Industrial Average (DJIA).
Market Exposure
Investment Type	% of Net Assets

Futures Contracts	69%
Swap Agreements	31%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average - Composition
% of Index

Industrial	26%
Consumer Non-Cyclical	19%
Financial	14%
Technology	12%
Consumer Cyclical	11%
Communications	7%
Basic Materials	6%
Energy	5%

PROFUNDS VP ProFund VP Dow 30 (unaudited)	Schedule of Portfolio Investments June 30, 2007

U.S. Government Agency Obligations (162.5%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 4.60%, 7/2/07+	$2,419,000	$2,418,691
Federal Farm Credit Bank, 4.60%, 7/2/07+	2,419,000	2,418,691
Federal Home Loan Bank, 4.60%, 7/2/07+	2,419,000	2,418,691
Federal Home Loan Mortgage Corp., 4.60%, 7/2/07+	2,419,000	2,418,691

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,674,764)		9,674,764

Repurchase Agreements (40.6%)
UBS, 4.98%, 7/2/07+, dated 6/29/07, with a repurchase price of $2,415,002 (Collateralized by $2,417,000 of various Federal National Mortgage Association Securities, 4.75% - 5.50%, 8/3/07-3/15/11, market value $2,462,876)	2,414,000	2,414,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,414,000)		2,414,000

TOTAL INVESTMENT SECURITIES
(Cost $12,088,764)—203.1%		12,088,764
Net other assets (liabilities)—(103.1)%		(6,135,197)

NET ASSETS—100.0%		$5,953,567

+ All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Dow Jones Futures Contract expiring September 2007 (Underlying face amount at value $4,119,025)	61	$18,087

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 7/30/07	$1,852,845	$(11,319)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Dow 30
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $9,674,764)	$9,674,764
Repurchase agreements, at cost	2,414,000

Total Investment Securities	12,088,764
Cash	13,985
Segregated cash balances with brokers for futures contracts	433,568
Segregated cash balances with custodian for swap agreements	123
Dividends and interest receivable	668
Prepaid expenses	13

Total Assets	12,537,121

Liabilities:
Payable for capital shares redeemed	6,536,657
Unrealized loss on swap agreements	11,319
Variation margin on futures contracts	14,310
Advisory fees payable	6,760
Management services fees payable	901
Administration fees payable	273
Administrative services fees payable	100
Distribution fees payable	6,550
Trustee fees payable	2
Transfer agency fees payable	699
Fund accounting fees payable	394
Compliance services fees payable	41
Other accrued expenses	5,548

Total Liabilities	6,583,554

Net Assets	$5,953,567

Net Assets consist of:
Capital	$4,392,123
Accumulated net investment income (loss)	190,930
Accumulated net realized gains (losses) on investments	1,363,746
Net unrealized appreciation (depreciation) on investments	6,768

Net Assets	$5,953,567

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	160,927

Net Asset Value (offering and redemption price per share)	$37.00

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$163,958
Dividends	13,418

Total Investment Income	177,376

Expenses:
Advisory fees	28,532
Management services fees	5,706
Administration fees	1,635
Transfer agency fees	1,302
Administrative services fees	224
Distribution fees	9,511
Custody fees	2,431
Fund accounting fees	1,787
Trustee fees	52
Compliance services fees	98
Other fees	2,348

Total Gross Expenses before reductions	53,626
Less Expenses reduced by the Advisor	(1,902)

Total Net Expenses	51,724

Net Investment Income (Loss)	125,652

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	551,584
Net realized gains (losses) on futures contracts	839,633
Net realized gains (losses) on swap agreements	185,384
Change in net unrealized appreciation/depreciation on investments	(6,146)

Net Realized and Unrealized Gains (Losses) on Investments	1,570,455

Change in Net Assets Resulting from Operations	$1,696,107

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Dow 30
Statements of Changes in Net Assets
	For the six months	For the period
	ended June 30, 2007	May 1, 2006 through
	(unaudited)	December 31, 2006(a)

From Investment Activities:
Operations:
Net investment income (loss)	$125,652	$64,838
Net realized gains (losses) on investments	1,576,601	(212,855)
Change in net unrealized appreciation/depreciation on investments	(6,146)	12,914

Change in net assets resulting from operations	1,696,107	(135,103)

Capital Transactions:
Proceeds from shares issued	405,729,363	261,039,961
Value of shares redeemed	(407,504,356)	(254,872,405)

Change in net assets resulting from capital transactions	(1,774,993)	6,167,556

Change in net assets	(78,886)	6,032,453
Net Assets:
Beginning of period	6,032,453	—

End of period	$5,953,567	$6,032,453

Accumulated net investment income (loss)	$190,930	$65,278

Share Transactions:
Issued	11,294,578	8,238,203
Redeemed	(11,309,725)	(8,062,129)

Change in shares	(15,147)	176,074

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Dow 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the period May 1, 2006 through December 31, 2006(a)

Net Asset Value, Beginning of Period	$34.26		$30.00

Investment Activities:
Net investment income (loss)(b)	0.59		0.67
Net realized and unrealized gains (losses) on investments	2.15		3.59	(c)

Total income (loss) from investment activities	2.74		4.26

Net Asset Value, End of Period	$37.00		$34.26

Total Return	8.00	%(d)	14.20	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.41%		1.69%
Net expenses(e)	1.36%		1.63%
Net investment income (loss)(e)	3.30%		3.09%

Supplemental Data:
Net assets, end of period (000’s)	$5,954		$6,032
Portfolio turnover rate(f)	17,236	%(d)	6,548	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP OTC
Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP OTC seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	77%
Futures Contracts	24%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	6.9%
Microsoft Corp.	4.6%
Qualcomm, Inc.	4.1%
Google, Inc.—Class A	3.4%
Cisco Systems, Inc.	2.8%

NASDAQ-100 Index - Composition
% of Index

Technology	42%
Communications	30%
Consumer Non-Cyclical	14%
Consumer Cyclical	10%
Industrial	3%
Basic Materials	NM
Energy	NM

NM	Not meaningful, amount is less than 0.5%.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP OTC (unaudited)	June 30, 2007

Common Stocks (76.9%)
	Shares	Value

Activision, Inc.* (Software)	8,448	$157,724
Adobe Systems, Inc.* (Software)	19,200	770,880
Akamai Technologies, Inc.* (Internet)	5,248	255,263
Altera Corp. (Semiconductors)	16,640	368,243
Amazon.com, Inc.* (Internet)	8,960	612,954
Amgen, Inc.* (Biotechnology)	18,048	997,874
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	4,224	173,860
Apollo Group, Inc.—Class A* (Commercial Services)	5,760	336,557
Apple Computer, Inc.* (Computers)	40,192	4,905,032
Applied Materials, Inc. (Semiconductors)	23,808	473,065
Autodesk, Inc.* (Software)	7,936	373,627
BEA Systems, Inc.* (Software)	12,032	164,718
Bed Bath & Beyond, Inc.* (Retail)	12,416	446,852
Biogen Idec, Inc.* (Biotechnology)	12,416	664,256
Biomet, Inc. (Healthcare-Products)	10,922	499,354
Broadcom Corp.—Class A* (Semiconductors)	14,208	415,584
C.H. Robinson Worldwide, Inc. (Transportation)	5,504	289,070
Cadence Design Systems, Inc.* (Computers)	9,728	213,627
CDW Corp.* (Distribution/Wholesale)	2,688	228,399
Celgene Corp.* (Biotechnology)	12,544	719,147
Cephalon, Inc.* (Pharmaceuticals)	2,048	164,639
Check Point Software Technologies, Ltd.ADR* Internet)	7,424	169,341
CheckFree Corp.* (Internet)	2,688	108,058
Cintas Corp. (Textiles)	6,272	247,305
Cisco Systems, Inc.* (Telecommunications)	72,448	2,017,677
Citrix Systems, Inc.* (Software)	7,040	237,037
Cognizant Technology Solutions Corp.* (Computers)	4,608	346,015
Comcast Corp.—Special Class A* (Media)	48,384	1,360,558
Costco Wholesale Corp. (Retail)	7,808	456,924
Dell, Inc.* (Computers)	27,904	796,659
DENTSPLY International, Inc. (Healthcare-Products)	4,864	186,097
Discovery Holding Co.—Class A* (Media)	7,936	182,449
eBay, Inc.* (Internet)	33,920	1,091,546
EchoStar Communications Corp.—Class A* (Media)	7,168	310,876
Electronic Arts, Inc.* (Software)	10,368	490,614
Expedia, Inc.* (Internet)	9,984	292,431
Expeditors International of Washington, Inc. (Transportation)	6,912	285,466
Express Scripts, Inc.* (Pharmaceuticals)	7,936	396,879
Fastenal Co. (Distribution/Wholesale)	4,736	198,249
Fiserv, Inc.* (Software)	6,912	392,602
Flextronics International, Ltd.ADR* (Electronics)	22,016	237,773
Garmin, Ltd.ADR (Electronics)	6,656	492,344
Genzyme Corp.* (Biotechnology)	11,008	708,915
Gilead Sciences, Inc.* (Pharmaceuticals)	30,720	1,191,014
Google, Inc.—Class A* (Internet)	4,608	2,411,735
IAC/InterActiveCorp* (Internet)	9,984	345,546
Infosys Technologies, Ltd.ADR (Software)	3,712	187,011
Intel Corp. (Semiconductors)	67,840	1,611,878
Intuit, Inc.* (Software)	14,080	423,526
Intuitive Surgical, Inc.* (Healthcare-Products)	1,152	159,863
Joy Global, Inc. (Machinery-Construction & Mining)	3,456	201,588
Juniper Networks, Inc.* (Telecommunications)	12,416	312,511
KLA-Tencor Corp. (Semiconductors)	7,680	422,016
Lam Research Corp.* (Semiconductors)	4,608	236,851
Lamar Advertising Co. (Advertising)	2,560	160,666
Level 3 Communications, Inc.* (Telecommunications)	49,792	291,283
Liberty Global, Inc.—Class A* (Media)	6,400	262,656
Liberty Media Holding Corp.—Interactive Series A* (Internet)	19,968	445,885
Linear Technology Corp. (Semiconductors)	11,264	407,532
Logitech International SAADR* (Computers)	5,888	155,384
Marvell Technology Group, Ltd.ADR* (Semiconductors)	18,560	337,978
Maxim Integrated Products, Inc. (Semiconductors)	14,976	500,348
Microchip Technology, Inc. (Semiconductors)	6,016	222,833
Microsoft Corp. (Software)	109,952	3,240,285
Millicom International Cellular SAADR* (Telecommunications)	3,200	293,248
Monster Worldwide, Inc.* (Internet)	4,352	178,867
Network Appliance, Inc.* (Computers)	12,928	377,498
NII Holdings, Inc.—Class B* (Telecommunications)	5,248	423,724
NVIDIA Corp.* (Semiconductors)	11,904	491,754
Oracle Corp.* (Software)	71,552	1,410,290
PACCAR, Inc. (Auto Manufacturers)	9,216	802,161
Patterson Cos., Inc.* (Healthcare-Products)	4,352	162,199
Patterson-UTI Energy, Inc. (Oil & Gas)	5,248	137,550
Paychex, Inc. (Commercial Services)	12,032	470,692
Petsmart, Inc. (Retail)	4,480	145,376
Qualcomm, Inc. (Telecommunications)	67,072	2,910,254

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP OTC (unaudited)	June 30, 2007

Common Stocks, continued
	Shares	Value

Research In Motion, Ltd.ADR* (Computers)	6,144	$1,228,739
Ross Stores, Inc. (Retail)	4,480	137,984
Ryanair Holdings PLCADR* (Airlines)	3,840	144,960
SanDisk Corp.* (Computers)	6,912	338,273
Sears Holdings Corp.* (Retail)	5,248	889,536
Sepracor, Inc.* (Pharmaceuticals)	3,328	136,515
Sigma-Aldrich Corp. (Chemicals)	4,096	174,776
Sirius Satellite Radio, Inc.* (Media)	52,864	159,649
Staples, Inc. (Retail)	16,000	379,680
Starbucks Corp.* (Retail)	34,304	900,137
Sun Microsystems, Inc.* (Computers)	51,840	272,678
Symantec Corp.* (Internet)	31,360	633,472
Telefonaktiebolaget LM EricssonADR (Telecommunications)	4,352	173,601
Tellabs, Inc.* (Telecommunications)	8,320	89,523
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	20,224	834,240
UAL Corp.* (Airlines)	3,584	145,475
VeriSign, Inc.* (Internet)	7,552	239,625
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,480	127,949
Virgin Media, Inc. (Telecommunications)	11,904	290,100
Whole Foods Market, Inc. (Food)	4,608	176,486
Wynn Resorts, Ltd. (Lodging)	3,712	332,929
Xilinx, Inc. (Semiconductors)	13,184	352,936
XM Satellite Radio Holdings, Inc.—Class A* (Media)	10,496	123,538
Yahoo!, Inc.* (Internet)	21,504	583,403

TOTAL COMMON STOCKS
(Cost $31,839,218)		54,434,746

Repurchase Agreements (18.3%)
	Principal
	Amount

UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $12,984,386 (Collateralized by $13,012,000 Federal Farm Credit Bank, 5.25%, 9/13/10, market value $13,239,439)	$12,979,000	12,979,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,979,000)		12,979,000

TOTAL INVESTMENT SECURITIES
(Cost $44,818,218)—95.2%		67,413,746
Net other assets (liabilities)—4.8%		3,406,540

NET ASSETS—100.0%		$70,820,286

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

NASDAQ Futures Contract expiring September 2007 (Underlying face amount at value $16,828,050)	86	$149,926

ProFund VP OTC invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising	0.2%
Airlines	0.4%
Auto Manufacturers	1.1%
Biotechnology	4.5%
Chemicals	0.3%
Commercial Services	1.2%
Computers	12.1%
Distribution/Wholesale	0.6%
Electronics	1.0%
Food	0.3%
Healthcare-Products	1.4%
Internet	10.4%
Lodging	0.5%
Machinery-Construction & Mining	0.3%
Media	3.4%
Oil & Gas	0.2%
Pharmaceuticals	4.2%
Retail	4.7%
Semiconductors	8.3%
Software	11.1%
Telecommunications	9.5%
Textiles	0.4%
Transportation	0.8%
Other**	23.1%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP OTC
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $31,839,218)	$54,434,746
Repurchase agreements, at cost	12,979,000

Total Investment Securities	67,413,746
Segregated cash balances with brokers for futures contracts	1,231,876
Dividends and interest receivable	5,255
Receivable for capital shares issued	2,678,914
Variation margin on futures contracts	24,376
Prepaid expenses	695

Total Assets	71,354,862

Liabilities:
Cash overdraft	24,247
Payable for investments purchased	421,370
Advisory fees payable	36,437
Management services fees payable	4,858
Administration fees payable	1,471
Administrative services fees payable	18,066
Distribution fees payable	13,840
Trustee fees payable	14
Transfer agency fees payable	3,164
Fund accounting fees payable	2,182
Compliance services fees payable	395
Other accrued expenses	8,532

Total Liabilities	534,576

Net Assets	$70,820,286

Net Assets consist of:
Capital	$78,790,228
Accumulated net investment income (loss)	(158,710)
Accumulated net realized gains (losses) on investments	(30,556,686)
Net unrealized appreciation (depreciation) on investments	22,745,454

Net Assets	$70,820,286

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,088,963

Net Asset Value (offering and redemption price per share)	$17.32

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$205,233
Dividends	117,803

Total Investment Income	323,036

Expenses:
Advisory fees	221,662
Management services fees	44,333
Administration fees	10,025
Transfer agency fees	8,238
Administrative services fees	100,840
Distribution fees	73,887
Custody fees	5,974
Fund accounting fees	11,484
Trustee fees	400
Compliance services fees	593
Other fees	19,088

Total Gross Expenses before reductions	496,524
Less Expenses reduced by the Advisor	(14,778)

Total Net Expenses	481,746

Net Investment Income (Loss)	(158,710)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	10,594,073
Net realized gains (losses) on futures contracts	(13,381)
Change in net unrealized appreciation/depreciation on investments	(5,526,873)

Net Realized and Unrealized Gains (Losses) on Investments	5,053,819

Change in Net Assets Resulting from Operations	$4,895,109

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP OTC
Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$(158,710)	$(823,690)
Net realized gains (losses) on investments	10,580,692	1,430,891
Change in net unrealized appreciation/depreciation on investments	(5,526,873)	738,142

Change in net assets resulting from operations	4,895,109	1,345,343

Capital Transactions:
Proceeds from shares issued	116,987,547	288,617,735
Value of shares redeemed	(124,851,253)	(306,504,615)

Change in net assets resulting from capital transactions	(7,863,706)	(17,886,880)

Change in net assets	(2,968,597)	(16,541,537)
Net Assets:
Beginning of period	73,788,883	90,330,420

End of period	$70,820,286	$73,788,883

Accumulated net investment income (loss)	$(158,710)	$—

Share Transactions:
Issued	7,035,618	18,911,700
Redeemed	(7,609,095)	(20,269,034)

Change in shares	(573,477)	(1,357,334)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP OTC
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002

Net Asset Value, Beginning of Period	$15.83		$15.01	$16.45	$15.79	$10.76	$17.53

Investment Activities:
Net investment income (loss)(a)	(0.04)		(0.16)	(0.18)	(0.12)	(0.22)	(0.23)
Net realized and unrealized gains (losses) on investments	1.53		0.98	0.18	1.42	5.25	(6.54)

Total income (loss) from investment activities	1.49		0.82	—	1.30	5.03	(6.77)

Distributions to Shareholders From:
Net realized gains on investments	—		—	(1.44)	(0.64)	—	—

Net Asset Value, End of Period	$17.32		$15.83	$15.01	$16.45	$15.79	$10.76

Total Return	9.41	%(b)	5.46%	0.18%	8.53%	46.75%	(38.62)%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.73%	1.84%	1.87%	1.95%	2.03%
Net expenses(c)	1.63%		1.70%	1.84%	1.87%	1.95%	1.98%
Net investment income (loss)(c)	(0.54)%		(1.05)%	(1.21)%	(0.75)%	(1.68)%	(1.75)%

Supplemental Data:
Net assets, end of period (000’s)	$70,820		$73,789	$90,330	$157,144	$154,003	$76,250
Portfolio turnover rate(d)	46	%(b)	258%	387%	540%	510%	534%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/CitigroupValue Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	NM

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM   Not meaningful, amount is less than 0.5%.

Largest Equity Holdings
Company	% of Net Assets

AT&T, Inc.	3.7%
Citigroup, Inc.	3.6%
General Electric Co.	3.4%
Bank of America Corp.	3.1%
J.P. Morgan Chase & Co.	2.4%

S&P 500/Citigroup Value Index - Composition
% of Index

Financial	31%
Communications	13%
Industrial	13%
Consumer Non-Cyclical	12%
Technology	8%
Energy	7%
Consumer Cyclical	6%
Utilities	6%
Basic Materials	4%

PROFUNDS VP ProFund VP Large-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (99.2%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	4,832	$419,369
Abbott Laboratories (Pharmaceuticals)	12,080	646,884
ACE, Ltd.ADR (Insurance)	6,040	377,621
Advanced Micro Devices, Inc.* (Semiconductors)	10,268	146,832
Aetna, Inc. (Healthcare-Services)	9,664	477,402
AFLAC, Inc. (Insurance)	3,020	155,228
Agilent Technologies, Inc.* (Electronics)	5,436	208,960
Air Products & Chemicals, Inc. (Chemicals)	4,228	339,804
Alcoa, Inc. (Mining)	15,704	636,483
Allegheny Energy, Inc.* (Electric)	2,416	125,004
Allegheny Technologies, Inc. (Iron/Steel)	1,208	126,695
Allied Waste Industries, Inc.* (Environmental Control)	4,832	65,039
Allstate Corp. (Insurance)	11,476	705,889
Alltel Corp. (Telecommunications)	6,644	448,802
Altera Corp. (Semiconductors)	3,020	66,833
Altria Group, Inc. (Agriculture)	19,328	1,355,666
Ameren Corp. (Electric)	3,624	177,612
American Electric Power, Inc. (Electric)	7,248	326,450
Ameriprise Financial, Inc. (Diversified Financial Services)	1,812	115,189
AmerisourceBergen Corp. (Pharmaceuticals)	3,624	179,279
Analog Devices, Inc. (Semiconductors)	3,624	136,407
AON Corp. (Insurance)	5,436	231,628
Apartment Investment and Management Co.—Class A (REIT)	1,812	91,361
Apple Computer, Inc.* (Computers)	7,248	884,546
Applied Materials, Inc. (Semiconductors)	16,308	324,040
Archer-Daniels-Midland Co. (Agriculture)	4,832	159,891
Archstone-Smith Trust (REIT)	4,228	249,917
Ashland, Inc. (Chemicals)	1,208	77,252
Assurant, Inc. (Insurance)	1,812	106,763
AT&T, Inc. (Telecommunications)	114,156	4,737,474
AutoNation, Inc.* (Retail)	3,020	67,769
Avalonbay Communities, Inc. (REIT)	1,208	143,607
Avaya, Inc.* (Telecommunications)	6,644	111,885
Avery Dennison Corp. (Household Products/Wares)	1,208	80,308
Baker Hughes, Inc. (Oil & Gas Services)	2,416	203,258
Bank of America Corp. (Banks)	81,540	3,986,491
Bank of New York Co., Inc. (Banks)	13,892	575,684
Bausch & Lomb, Inc. (Healthcare-Products)	1,208	83,884
BB&T Corp. (Banks)	9,664	393,131
Bear Stearns Cos., Inc. (Diversified Financial Services)	2,416	338,240
Bemis Co., Inc. (Packaging & Containers)	1,812	60,122
Big Lots, Inc.* (Retail)	1,208	35,539
Biogen Idec, Inc.* (Biotechnology)	3,020	161,570
BMC Software, Inc.* (Software)	2,416	73,205
Boeing Co. (Aerospace/Defense)	6,644	638,887
Boston Properties, Inc. (REIT)	2,416	246,746
Bristol-Myers Squibb Co. (Pharmaceuticals)	35,636	1,124,672
Broadcom Corp.—Class A* (Semiconductors)	4,228	123,669
Brunswick Corp. (Leisure Time)	1,812	59,126
Burlington Northern Santa Fe Corp. (Transportation)	3,624	308,547
CA, Inc. (Software)	6,040	156,013
Carnival Corp.ADR (Leisure Time)	3,020	147,285
Caterpillar, Inc. (Machinery-Construction & Mining)	5,436	425,639
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,208	44,092
CBS Corp.—Class B (Media)	14,496	483,007
CenterPoint Energy, Inc. (Electric)	5,436	94,586
Centex Corp. (Home Builders)	1,208	48,441
CenturyTel, Inc. (Telecommunications)	1,812	88,879
ChevronTexaco Corp. (Oil & Gas)	18,724	1,577,310
Chubb Corp. (Insurance)	7,248	392,407
Ciena Corp.* (Telecommunications)	1,208	43,645
CIGNA Corp. (Insurance)	1,812	94,623
Cincinnati Financial Corp. (Insurance)	3,020	131,068
Circuit City Stores, Inc. (Retail)	2,416	36,433
CIT Group, Inc. (Diversified Financial Services)	3,624	198,704
Citigroup, Inc. (Diversified Financial Services)	89,392	4,584,916
Citizens Communications Co. (Telecommunications)	6,040	92,231
Clear Channel Communications, Inc. (Media)	4,228	159,903
CMS Energy Corp. (Electric)	4,228	72,722
Coca-Cola Co. (Beverages)	15,100	789,881
Coca-Cola Enterprises, Inc. (Beverages)	4,832	115,968
Comcast Corp.—Special Class A* (Media)	38,656	1,087,007
Comerica, Inc. (Banks)	3,020	179,599
Compass Bancshares, Inc. (Banks)	1,208	83,328
Computer Sciences Corp.* (Computers)	3,020	178,633
Compuware Corp.* (Software)	6,644	78,798

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

ConAgra Foods, Inc. (Food)	9,060	$243,352
ConocoPhillips (Oil & Gas)	30,200	2,370,700
CONSOL Energy, Inc. (Coal)	1,812	83,551
Consolidated Edison, Inc. (Electric)	4,832	218,020
Constellation Brands, Inc.* (Beverages)	1,812	43,995
Constellation Energy Group, Inc. (Electric)	1,208	105,301
Convergys Corp.* (Commercial Services)	1,208	29,282
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	2,416	137,929
Corning, Inc.* (Telecommunications)	20,536	524,695
Costco Wholesale Corp. (Retail)	8,456	494,845
CSX Corp. (Transportation)	7,852	353,968
Cummins, Inc. (Machinery-Diversified)	2,416	244,523
CVS Corp. (Retail)	12,080	440,316
Dean Foods Co. (Food)	1,208	38,499
Deere & Co. (Machinery-Diversified)	2,416	291,708
Developers Diversified Realty Corp. (REIT)	2,416	127,347
Dillards, Inc.—Class A (Retail)	1,208	43,403
DIRECTV Group, Inc.* (Media)	9,060	209,377
Dollar General Corp. (Retail)	1,812	39,719
Dominion Resources, Inc. (Electric)	6,644	573,444
Dover Corp. (Miscellaneous Manufacturing)	2,416	123,578
Dow Jones & Co., Inc. (Media)	1,208	69,400
DTE Energy Co. (Electric)	3,020	145,624
Du Pont (Chemicals)	16,912	859,806
Duke Energy Corp. (Electric)	22,952	420,022
Dynegy, Inc.—Class A* (Electric)	6,644	62,719
E* TRADE Financial Corp.** (Diversified Financial Services)	3,624	80,054
Eastman Chemical Co. (Chemicals)	1,208	77,711
Eastman Kodak Co. (Miscellaneous Manufacturing)	5,436	151,284
Eaton Corp. (Miscellaneous Manufacturing)	2,416	224,688
Edison International (Electric)	3,020	169,482
El Paso Corp. (Pipelines)	12,684	218,545
Electronic Data Systems Corp. (Computers)	9,664	267,983
Eli Lilly & Co. (Pharmaceuticals)	9,060	506,273
Embarq Corp. (Telecommunications)	2,416	153,102
EMC Corp.* (Computers)	25,368	459,161
Emerson Electric Co. (Electrical Components & Equipment)	9,664	452,275
Ensco International, Inc. (Oil & Gas)	1,208	73,700
Entergy Corp. (Electric)	3,624	389,036
Equifax, Inc. (Commercial Services)	1,208	53,659
Equity Residential Properties Trust (REIT)	5,436	248,045
Exelon Corp. (Electric)	6,040	438,504
Family Dollar Stores, Inc. (Retail)	1,208	41,459
Fannie Mae (Diversified Financial Services)	17,516	1,144,320
FedEx Corp. (Transportation)	1,812	201,078
Fifth Third Bancorp (Banks)	10,268	408,358
First Horizon National Corp. (Banks)	2,416	94,224
FirstEnergy Corp. (Electric)	6,040	390,969
Fluor Corp. (Engineering& Construction)	1,208	134,535
Ford Motor Co. (Auto Manufacturers)	34,428	324,312
Fortune Brands, Inc. (Household Products/Wares)	1,208	99,503
FPL Group, Inc. (Electric)	7,248	411,251
Franklin Resources, Inc. (Diversified Financial Services)	1,208	160,024
Freddie Mac (Diversified Financial Services)	4,832	293,302
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	6,040	500,233
Gannett Co., Inc. (Media)	4,228	232,329
General Electric Co. (Miscellaneous Manufacturing)	112,344	4,300,528
General Growth Properties, Inc. (REIT)	2,416	127,927
General Mills, Inc. (Food)	3,624	211,714
General Motors Corp. (Auto Manufacturers)	10,268	388,130
Genuine Parts Co. (Distribution/Wholesale)	3,020	149,792
Genworth Financial, Inc.—Class A (Diversified Financial Services)	7,852	270,109
Goodrich Corp. (Aerospace/Defense)	2,416	143,897
Halliburton Co. (Oil & Gas Services)	7,852	270,894
Harrah’s Entertainment, Inc. (Lodging)	1,208	102,994
Hartford Financial Services Group, Inc. (Insurance)	6,040	595,000
Hasbro, Inc. (Toys/Games/Hobbies)	3,020	94,858
Heinz (H.J.) Co. (Food)	6,040	286,719
Hercules, Inc.* (Chemicals)	1,208	23,737
Hess Corp. (Oil & Gas)	4,832	284,895
Hewlett-Packard Co. (Computers)	49,528	2,209,939
Hilton Hotels Corp. (Lodging)	3,020	101,079
Honeywell International, Inc. (Miscellaneous Manufacturing)	15,100	849,828
Host Marriott Corp. (REIT)	9,664	223,432
Hudson City Bancorp, Inc. (Savings & Loans)	3,624	44,285
Huntington Bancshares, Inc. (Banks)	4,228	96,145
IAC/InterActiveCorp* (Internet)	4,228	146,331
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,624	196,385
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	5,436	298,002
Integrys Energy Group, Inc. (Electric)	1,208	61,282
Intel Corp. (Semiconductors)	57,380	1,363,349
International Paper Co. (Forest Products & Paper)	8,456	330,207
Interpublic Group of Cos., Inc.* (Advertising)	6,040	68,856
J.C. Penney Co., Inc. (Holding Company) (Retail)	4,228	306,023
J.P. Morgan Chase & Co. (Diversified Financial Services)	62,816	3,043,435
Janus Capital Group, Inc. (Diversified Financial Services)	2,416	67,261
JDS Uniphase Corp.* (Telecommunications)	3,020	40,559
Johnson Controls, Inc. (Auto Parts & Equipment)	3,624	419,550
Jones Apparel Group, Inc. (Apparel)	1,812	51,189
Juniper Networks, Inc.* (Telecommunications)	6,040	152,027
KB Home (Home Builders)	604	23,779
KeyCorp (Banks)	7,248	248,824
KeySpan Corp. (Gas)	3,020	126,780
Kimberly-Clark Corp. (Household Products/Wares)	3,624	242,409
Kimco Realty Corp. (REIT)	3,020	114,971
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,208	24,716
Kraft Foods, Inc. (Food)	30,200	1,064,550
Kroger Co. (Food)	13,288	373,791
Legg Mason, Inc. (Diversified Financial Services)	604	59,422
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	3,020	66,591
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	6,040	450,101
Lennar Corp.—Class A (Home Builders)	1,208	44,164
Limited, Inc. (Retail)	6,040	165,798
Lincoln National Corp. (Insurance)	5,436	385,684
Linear Technology Corp. (Semiconductors)	2,416	87,411
Lockheed Martin Corp. (Aerospace/Defense)	3,624	341,127
Loews Corp. (Insurance)	8,456	431,087
LSI Logic Corp.* (Semiconductors)	4,832	36,288
M&T Bank Corp. (Banks)	604	64,568
Macy’s, Inc. (Retail)	9,664	384,434
Manor Care, Inc. (Healthcare-Services)	604	39,435
Marathon Oil Corp. (Oil & Gas)	13,288	796,748
Marriott International, Inc.—Class A (Lodging)	2,416	104,468
Marsh & McLennan Cos., Inc. (Insurance)	10,268	317,076
Marshall & Ilsley Corp. (Banks)	4,832	230,148
Masco Corp. (Building Materials)	7,248	206,351
Mattel, Inc. (Toys/Games/Hobbies)	3,624	91,651
Maxim Integrated Products, Inc. (Semiconductors)	2,416	80,719
MBIA, Inc. (Insurance)	1,208	75,162
McDonald’s Corp. (Retail)	10,268	521,204
McKesson Corp. (Commercial Services)	5,436	324,203

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

MeadWestvaco Corp. (Forest Products & Paper)	3,020	$106,666
Medco Health Solutions, Inc.* (Pharmaceuticals)	5,436	423,954
Mellon Financial Corp. (Banks)	4,832	212,608
MEMC Electronic Materials, Inc.* (Semiconductors)	1,812	110,749
Merck & Co., Inc. (Pharmaceuticals)	39,260	1,955,148
Meredith Corp. (Media)	604	37,206
Merrill Lynch & Co., Inc. (Diversified Financial Services)	16,308	1,363,023
MetLife, Inc. (Insurance)	7,852	506,297
MGIC Investment Corp. (Insurance)	604	34,343
Micron Technology, Inc.* (Semiconductors)	13,892	174,067
Microsoft Corp. (Software)	69,460	2,046,986
Molex, Inc. (Electrical Components & Equipment)	1,812	54,378
Molson Coors Brewing Co.—Class B (Beverages)	604	55,846
Monsanto Co. (Agriculture)	5,436	367,147
Monster Worldwide, Inc.* (Internet)	1,208	49,649
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	19,328	1,621,233
Motorola, Inc. (Telecommunications)	44,092	780,428
National City Corp. (Banks)	11,476	382,380
NCR Corp.* (Computers)	1,812	95,202
Newell Rubbermaid, Inc. (Housewares)	4,832	142,206
News Corp.—Class A (Media)	27,784	589,299
Nicor, Inc. (Gas)	604	25,924
NiSource, Inc. (Electric)	4,832	100,071
Nordstrom, Inc. (Retail)	1,812	92,629
Norfolk Southern Corp. (Transportation)	4,832	254,018
Northern Trust Corp. (Banks)	1,812	116,403
Northrop Grumman Corp. (Aerospace/Defense)	6,040	470,335
Novell, Inc.* (Software)	6,040	47,052
Novellus Systems, Inc.* (Semiconductors)	1,208	34,271
Occidental Petroleum Corp. (Oil & Gas)	5,436	314,636
Office Depot, Inc.* (Retail)	2,416	73,205
OfficeMax, Inc. (Retail)	1,208	47,474
PACCAR, Inc. (Auto Manufacturers)	4,228	368,005
Pall Corp. (Miscellaneous Manufacturing)	1,208	55,556
Parker Hannifin Corp. (Miscellaneous Manufacturing)	2,416	236,551
Peabody Energy Corp. (Coal)	3,020	146,108
PerkinElmer, Inc. (Electronics)	2,416	62,961
Pfizer, Inc. (Pharmaceuticals)	57,380	1,467,207
PG&E Corp. (Electric)	6,040	273,612
Pinnacle West Capital Corp. (Electric)	1,812	72,208
Plum Creek Timber Co., Inc. (Forest Products & Paper)	3,020	125,813
PNC Financial Services Group (Banks)	5,436	389,109
PPG Industries, Inc. (Chemicals)	3,020	229,852
PPL Corp. (Electric)	6,644	310,873
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,208	146,603
Principal Financial Group, Inc. (Insurance)	3,020	176,036
Progress Energy, Inc. (Electric)	4,832	220,291
Prologis (REIT)	4,228	240,573
Prudential Financial, Inc. (Insurance)	8,456	822,177
Public Service Enterprise Group, Inc. (Electric)	4,832	424,153
Public Storage, Inc. (REIT)	1,208	92,799
Pulte Homes, Inc. (Home Builders)	1,812	40,679
Qwest Communications International, Inc.* (Telecommunications)	28,992	281,222
R.R. Donnelley & Sons Co. (Commercial Services)	4,228	183,960
Raytheon Co. (Aerospace/Defense)	7,852	423,144
Regions Financial Corp. (Banks)	13,288	439,833
Reynolds American, Inc. (Agriculture)	3,020	196,904
Robert Half International, Inc. (Commercial Services)	1,812	66,138
Rockwell International Corp. (Machinery-Diversified)	1,812	125,825
Rohm& Haas Co. (Chemicals)	2,416	132,107
Rowan Cos., Inc. (Oil & Gas)	1,812	74,256
Ryder System, Inc. (Transportation)	1,208	64,990
SAFECO Corp. (Insurance)	1,812	112,815
Safeway, Inc. (Food)	7,852	267,204
Sara Lee Corp. (Food)	13,288	231,211
Schering-Plough Corp. (Pharmaceuticals)	15,704	478,030
Schlumberger, Ltd.ADR (Oil & Gas Services)	11,476	974,771
Schwab (Diversified Financial Services)	10,872	223,093
Sealed Air Corp. (Packaging & Containers)	1,208	37,472
Sears Holdings Corp.* (Retail)	1,812	307,134
Sempra Energy (Gas)	4,832	286,199
Sherwin-Williams Co. (Chemicals)	604	40,148
Simon Property Group, Inc. (REIT)	4,228	393,373
Snap-on, Inc. (Hand/Machine Tools)	1,208	61,016
Solectron Corp.* (Electronics)	16,912	62,236
Southern Co. (Electric)	13,288	455,645
Southwest Airlines Co. (Airlines)	9,060	135,085
Sovereign Bancorp, Inc. (Savings & Loans)	4,228	89,380
Spectra Energy Corp. (Pipelines)	9,060	235,198
Sprint Corp. (Telecommunications)	52,548	1,088,269
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,416	162,041
State Street Corp. (Banks)	3,020	206,568
Sun Microsystems, Inc.* (Computers)	49,528	260,517
Sunoco, Inc. (Oil & Gas)	1,208	96,253
SunTrust Banks, Inc. (Banks)	6,644	569,657
SuperValu, Inc. (Food)	3,624	167,864
Synovus Financial Corp. (Banks)	3,020	92,714
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,416	125,366
Target Corp. (Retail)	4,832	307,315
TECO Energy, Inc. (Electric)	3,624	62,260
Tektronix, Inc. (Electronics)	1,208	40,758
Tellabs, Inc.* (Telecommunications)	7,852	84,488
Temple-Inland, Inc. (Forest Products & Paper)	1,812	111,492
Tenet Healthcare Corp.* (Healthcare-Services)	8,456	55,049
Teradyne, Inc.* (Semiconductors)	3,624	63,710
Terex Corp.* (Machinery-Construction & Mining)	1,208	98,210
Texas Instruments, Inc. (Semiconductors)	16,308	613,670
Textron, Inc. (Miscellaneous Manufacturing)	2,416	266,026
The Dow Chemical Co. (Chemicals)	17,516	774,557
The E.W. Scripps Co.—Class A (Media)	604	27,597
The Gap, Inc. (Retail)	4,832	92,291
The Goldman Sachs Group, Inc. (Diversified Financial Services)	4,832	1,047,336
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	3,020	104,975
The New York Times Co.—Class A (Media)	2,416	61,366
The Stanley Works (Hand/Machine Tools)	1,208	73,326
The Travelers Companies, Inc. (Insurance)	12,684	678,594
The Williams Cos., Inc. (Pipelines)	7,248	229,182
Thermo Electron Corp.* (Electronics)	4,228	218,672
Time Warner, Inc. (Media)	72,480	1,524,979
Torchmark Corp. (Insurance)	604	40,468
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	3,020	320,060
Tribune Co. (Media)	3,624	106,546
TXU Corp. (Electric)	8,456	569,089
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	36,240	1,224,550
Tyson Foods, Inc.—Class A (Food)	4,832	111,329
U.S. Bancorp (Banks)	32,012	1,054,795
Union Pacific Corp. (Transportation)	4,832	556,405
Unisys Corp.* (Computers)	6,040	55,206
United Parcel Service, Inc.—Class B (Transportation)	6,644	485,012
United States Steel Corp. (Iron/Steel)	2,416	262,740
UnumProvident Corp. (Insurance)	6,040	157,704
UST, Inc. (Agriculture)	1,208	64,882

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

V.F. Corp. (Apparel)	1,208	$110,629
Valero Energy Corp. (Oil & Gas)	4,228	312,280
VeriSign, Inc.* (Internet)	2,416	76,660
Verizon Communications, Inc. (Telecommunications)	53,152	2,188,268
Viacom, Inc.—Class B* (Media)	7,852	326,879
Vornado Realty Trust (REIT)	1,208	132,687
Vulcan Materials Co. (Building Materials)	1,208	138,364
W.W. Grainger, Inc. (Distribution/Wholesale)	604	56,202
Wachovia Corp. (Banks)	34,428	1,764,435
Walt Disney Co. (Media)	21,744	742,340
Washington Mutual, Inc. (Savings & Loans)	16,912	721,128
Waste Management, Inc. (Environmental Control)	9,664	377,379
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	604	19,648
Weatherford International, Ltd.ADR* (Oil & Gas Services)	2,416	133,460
WellPoint, Inc.* (Healthcare-Services)	6,644	530,390
Wells Fargo & Co. (Banks)	61,608	2,166,753
Wendy’s International, Inc. (Retail)	604	22,197
Western Union Co. (Commercial Services)	7,248	150,976
Weyerhaeuser Co. (Forest Products & Paper)	4,228	333,716
Whirlpool Corp. (Home Furnishings)	1,208	134,330
Whole Foods Market, Inc. (Food)	1,208	46,266
Windstream Corp. (Telecommunications)	8,456	124,811
Wyndham Worldwide Corp.* (Lodging)	3,624	131,406
Xcel Energy, Inc. (Electric)	7,248	148,367
Xerox Corp.* (Office/Business Equipment)	17,516	323,696
Xilinx, Inc. (Semiconductors)	3,020	80,845
XL Capital, Ltd.—Class A (Insurance)	3,020	254,556
Zions Bancorp (Banks)	1,812	139,361

TOTAL COMMON STOCKS
(Cost $102,938,661)		126,806,623

TOTAL INVESTMENT SECURITIES
(Cost $102,938,661)—99.2%		126,806,623
Net other assets (liabilities)—0.8%		1,077,809

NET ASSETS—100.0%		$127,884,432

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $151,700)	2	$(815)

ProFund VP Large Cap-Value invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising	0.1%
Aerospace/Defense	1.6%
Agriculture	1.8%
Airlines	0.1%
Apparel	0.1%
Auto Manufacturers	0.9%
Auto Parts & Equipment	0.4%
Banks	10.9%
Beverages	0.7%
Biotechnology	0.1%
Building Materials	0.3%
Chemicals	2.1%
Coal	0.2%
Commercial Services	0.6%
Computers	3.4%
Distribution/Wholesale	0.1%
Diversified Financial Services	12.1%
Electric	5.1%
Electrical Components & Equipment	0.4%
Electronics	0.4%
Engineering & Construction	0.1%
Environmental Control	0.4%
Food	2.3%
Forest Products & Paper	0.9%
Gas	0.3%
Hand/Machine Tools	0.1%
Healthcare-Products	0.1%
Healthcare-Services	0.8%
Home Builders	NM
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	5.2%
Internet	0.2%
Iron/Steel	0.3%
Leisure Time	0.1%
Lodging	0.5%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.5%
Media	4.5%
Metal Fabricate/Hardware	0.1%
Mining	0.9%
Miscellaneous Manufacturing	6.8%
Office/Business Equipment	0.3%
Oil & Gas	4.8%
Oil & Gas Services	1.3%
Packaging & Containers	NM
Pharmaceuticals	5.2%
Pipelines	0.6%
REIT	2.0%
Real Estate	NM
Retail	2.5%
Savings & Loans	0.7%
Semiconductors	2.8%
Software	1.9%
Telecommunications	8.6%
Toys/Games/Hobbies	0.2%
Transportation	1.8%
Other**	0.8%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Large-Cap Value
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $102,938,661)	$126,806,623
Cash	40,168
Segregated cash balances with brokers for futures contracts	6,837
Dividends and interest receivable	199,483
Receivable for capital shares issued	1,070,360
Receivable for investments sold	93,208
Prepaid expenses	1,946

Total Assets	128,218,625

Liabilities:
Payable for investments purchased	127,951
Payable for capital shares redeemed	191
Variation margin on futures contracts	100
Advisory fees payable	83,071
Management services fees payable	11,076
Administration fees payable	3,352
Administrative services fees payable	38,577
Distribution fees payable	28,603
Trustee fees payable	32
Transfer agency fees payable	7,842
Fund accounting fees payable	5,037
Compliance services fees payable	946
Other accrued expenses	27,415

Total Liabilities	334,193

Net Assets	$127,884,432

Net Assets consist of:
Capital	$104,462,322
Accumulated net investment income (loss)	1,138,202
Accumulated net realized gains (losses) on investments	(1,583,239)
Net unrealized appreciation (depreciation) on investments	23,867,147

Net Assets	$127,884,432

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,003,040

Net Asset Value (offering and redemption price per share)	$42.58

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$1,726,505
Interest	5,321

Total Investment Income	1,731,826

Expenses:
Advisory fees	540,639
Management services fees	108,128
Administration fees	21,057
Transfer agency fees	20,113
Administrative services fees	248,179
Distribution fees	180,213
Custody fees	27,480
Fund accounting fees	28,326
Trustee fees	1,066
Compliance services fees	1,333
Other fees	34,501

Total Gross Expenses before reductions	1,211,035
Less Expenses reduced by the Advisor	(36,044)

Total Net Expenses	1,174,991

Net Investment Income (Loss)	556,835

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,901,269)
Net realized gains (losses) on futures contracts	7,689
Change in net unrealized appreciation/depreciation on investments	8,346,871

Net Realized and Unrealized Gains (Losses) on Investments	6,453,291

Change in Net Assets Resulting from Operations	$7,010,126

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Large-Cap Value

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$556,835	$581,367
Net realized gains (losses) on investments	(1,893,580)	3,254,527
Change in net unrealized appreciation/depreciation on investments	8,346,871	12,206,799

Change in net assets resulting from operations	7,010,126	16,042,693

Distributions to Shareholders From:
Net investment income	—	(151,819)
Net realized gains on investments	—	(1,297,656)

Change in net assets resulting from distributions	—	(1,449,475)

Capital Transactions:
Proceeds from shares issued	241,481,970	332,069,125
Dividends reinvested	—	1,449,475
Value of shares redeemed	(277,391,588)	(270,450,246)

Change in net assets resulting from capital transactions	(35,909,618)	63,068,354

Change in net assets	(28,899,492)	77,661,572
Net Assets:
Beginning of period	156,783,924	79,122,352

End of period	$127,884,432	$156,783,924

Accumulated net investment income (loss)	$1,138,202	$581,367

Share Transactions:
Issued	5,891,467	8,936,447
Reinvested	—	39,420
Redeemed	(6,805,789)	(7,368,021)

Change in shares	(914,322)	1,607,846

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Large-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the period May 3, 2004 through December 31, 2004(a)

Net Asset Value, Beginning of Period	$40.02		$34.26	$33.48	$30.00

Investment Activities:
Net investment income (loss)(b)	0.16		0.24	0.13	—	(c)
Net realized and unrealized gains (losses) on investments	2.40		6.09	0.94	3.48

Total income (loss) from investment activities	2.56		6.33	1.07	3.48

Distributions to Shareholders From:
Net investment income	—		(0.06)	— (c)	—
Net realized gains on investments	—		(0.51)	(0.29)	—

Total distributions	—		(0.57)	(0.29)	—

Net Asset Value, End of Period	$42.58		$40.02	$34.26	$33.48

Total Return	6.40	%(d)	18.67%	3.21%	11.60	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.68%		1.74%	2.00%	2.04%
Net expenses(e)	1.63%		1.70%	1.98%	1.98%
Net investment income (loss)(e)	0.77%		0.66%	0.40%	(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$127,884		$156,784	$79,122	$4,922
Portfolio turnover rate(f)	146	%(d)	277%	499%	1,352	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	NM

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	7.4%
Procter & Gamble Co.	2.9%
American International Group, Inc.	2.8%
Johnson & Johnson	2.7%
Cisco Systems, Inc.	2.5%

S&P 500/Citigroup Growth Index - Composition
% of Index

Consumer Non-Cyclical	27%
Energy	15%
Technology	14%
Consumer Cyclical	11%
Communications	10%
Financial	10%
Industrial	10%
Basic Materials	2%
Utilities	1%

PROFUNDS VP ProFund VP Large-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (98.7%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	4,932	$428,048
Abbott Laboratories (Pharmaceuticals)	9,042	484,199
Abercrombie & Fitch Co.—Class A (Retail)	822	59,990
Adobe Systems, Inc.* (Software)	6,165	247,525
Affiliated Computer Services, Inc.—Class A* (Computers)	1,233	69,936
AFLAC, Inc. (Insurance)	3,288	169,003
Agilent Technologies, Inc.* (Electronics)	1,233	47,397
Allegheny Energy, Inc.* (Electric)	411	21,265
Allegheny Technologies, Inc. (Iron/Steel)	411	43,106
Allergan, Inc. (Pharmaceuticals)	3,288	189,520
Altera Corp. (Semiconductors)	2,055	45,477
Altria Group, Inc. (Agriculture)	11,097	778,344
Amazon.com, Inc.* (Internet)	3,288	224,932
Ambac Financial Group, Inc. (Insurance)	1,233	107,505
American Express Co. (Diversified Financial Services)	12,741	779,494
American International Group, Inc. (Insurance)	27,537	1,928,416
American Standard Cos. (Building Materials)	1,644	96,963
Ameriprise Financial, Inc. (Diversified Financial Services)	1,644	104,509
Amgen, Inc.* (Biotechnology)	12,330	681,726
Anadarko Petroleum Corp. (Oil & Gas)	4,932	256,415
Analog Devices, Inc. (Semiconductors)	1,644	61,880
Anheuser-Busch Cos., Inc. (Beverages)	8,220	428,755
Apache Corp. (Oil & Gas)	3,288	268,268
Apollo Group, Inc.—Class A* (Commercial Services)	1,644	96,059
Apple Computer, Inc.* (Computers)	4,521	551,743
Applera Corp.—Applied Biosystems Group (Electronics)	2,055	62,760
Applied Materials, Inc. (Semiconductors)	4,932	97,999
Archer-Daniels-Midland Co. (Agriculture)	4,110	136,000
Autodesk, Inc.* (Software)	2,466	116,099
Automatic Data Processing, Inc. (Software)	5,754	278,896
AutoZone, Inc.* (Retail)	411	56,151
Avalonbay Communities, Inc. (REIT)	411	48,860
Avaya, Inc.* (Telecommunications)	822	13,842
Avery Dennison Corp. (Household Products/Wares)	411	27,323
Avon Products, Inc. (Cosmetics/Personal Care)	4,521	166,147
Baker Hughes, Inc. (Oil & Gas Services)	2,055	172,887
Ball Corp. (Packaging & Containers)	1,233	65,559
Bard (C.R.), Inc. (Healthcare-Products)	1,233	101,883
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	1,233	61,934
Baxter International, Inc. (Healthcare-Products)	6,987	393,648
Becton, Dickinson & Co. (Healthcare-Products)	2,466	183,717
Bed Bath & Beyond, Inc.* (Retail)	2,877	103,543
Best Buy Co., Inc. (Retail)	4,110	191,814
Big Lots, Inc.* (Retail)	411	12,092
Biogen Idec, Inc.* (Biotechnology)	2,055	109,942
Biomet, Inc. (Healthcare-Products)	2,466	112,746
BJ Services Co. (Oil & Gas Services)	3,288	93,511
Black & Decker Corp. (Hand/Machine Tools)	822	72,591
BMC Software, Inc.* (Software)	822	24,907
Boeing Co. (Aerospace/Defense)	4,521	434,739
Boston Scientific Corp.* (Healthcare-Products)	12,330	189,142
Broadcom Corp.—Class A* (Semiconductors)	2,466	72,131
Brown-Forman Corp. (Beverages)	822	60,072
Burlington Northern Santa Fe Corp. (Transportation)	1,644	139,970
C.H. Robinson Worldwide, Inc. (Transportation)	2,055	107,929
CA, Inc. (Software)	822	21,232
Campbell Soup Co. (Food)	2,466	95,705
Capital One Financial Corp. (Diversified Financial Services)	4,110	322,388
Cardinal Health, Inc. (Pharmaceuticals)	4,110	290,330
Carnival Corp.ADR (Leisure Time)	2,877	140,311
Caterpillar, Inc. (Machinery-Construction & Mining)	3,699	289,632
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,233	45,005
Celgene Corp.* (Biotechnology)	4,110	235,626
Centex Corp. (Home Builders)	822	32,962
Chesapeake Energy Corp. (Oil & Gas)	4,521	156,427
ChevronTexaco Corp. (Oil & Gas)	11,919	1,004,057
Chicago Mercantile Exchange (Diversified Financial Services)	411	219,622
Ciena Corp.* (Telecommunications)	411	14,849
CIGNA Corp. (Insurance)	1,233	64,387
Cintas Corp. (Textiles)	1,233	48,617
Cisco Systems, Inc.* (Telecommunications)	63,705	1,774,184
Citrix Systems, Inc.* (Software)	2,055	69,192
Clear Channel Communications, Inc. (Media)	2,466	93,264
Clorox Co. (Household Products/Wares)	1,644	102,092
Coach, Inc.* (Apparel)	3,699	175,296
Coca-Cola Co. (Beverages)	12,741	666,482
Cognizant Technology Solutions Corp.* (Computers)	1,644	123,448
See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Colgate-Palmolive Co. (Cosmetics/Personal Care)	5,343	$346,494
Comcast Corp.—Special Class A* (Media)	10,275	288,933
Commerce Bancorp, Inc. (Banks)	2,055	76,014
Compass Bancshares, Inc. (Banks)	411	28,351
CONSOL Energy, Inc. (Coal)	822	37,902
Constellation Brands, Inc.* (Beverages)	1,233	29,937
Constellation Energy Group, Inc. (Electric)	1,233	107,481
Convergys Corp.* (Commercial Services)	822	19,925
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	822	46,928
Corning, Inc.* (Telecommunications)	4,521	115,512
Countrywide Credit Industries, Inc. (Diversified Financial Services)	6,576	239,038
Coventry Health Care, Inc.* (Healthcare-Services)	1,644	94,777
Covidien, Ltd.ADR* (Healthcare-Products)	3,288	141,713
CVS Corp. (Retail)	9,453	344,562
D.R. Horton, Inc. (Home Builders)	2,877	57,339
Danaher Corp. (Miscellaneous Manufacturing)	2,466	186,183
Darden Restaurants, Inc. (Retail)	1,644	72,320
Dean Foods Co. (Food)	822	26,197
Deere & Co. (Machinery-Diversified)	1,233	148,872
Dell, Inc.* (Computers)	23,838	680,575
Devon Energy Corp. (Oil & Gas)	4,521	353,949
DIRECTV Group, Inc.* (Media)	2,877	66,487
Discover Financial Services* (Diversified Financial Services)	4,110	117,135
Dollar General Corp. (Retail)	2,055	45,046
Dover Corp. (Miscellaneous Manufacturing)	822	42,045
E* TRADE Financial Corp.* (Diversified Financial Services)	2,466	54,474
eBay, Inc.* (Internet)	12,330	396,779
Ecolab, Inc. (Chemicals)	2,055	87,749
Edison International (Electric)	1,644	92,261
Electronic Arts, Inc.* (Software)	3,288	155,588
Eli Lilly & Co. (Pharmaceuticals)	4,932	275,600
EMC Corp.* (Computers)	8,631	156,221
Emerson Electric Co. (Electrical Components & Equipment)	2,877	134,644
Ensco International, Inc. (Oil & Gas)	822	50,150
EOG Resources, Inc. (Oil & Gas)	2,466	180,166
Equifax, Inc. (Commercial Services)	822	36,513
Exelon Corp. (Electric)	3,288	238,709
Express Scripts, Inc.* (Pharmaceuticals)	2,466	123,325
Exxon Mobil Corp. (Oil & Gas)	61,239	5,136,727
Family Dollar Stores, Inc. (Retail)	822	28,211
Federated Investors, Inc.—Class B (Diversified Financial Services)	822	31,507
FedEx Corp. (Transportation)	2,055	228,043
Fidelity National Information Services, Inc. (Software)	1,644	89,236
First Data Corp. (Software)	8,220	268,547
Fiserv, Inc.* (Software)	1,644	93,379
Fluor Corp. (Engineering & Construction)	411	45,773
Forest Laboratories, Inc.* (Pharmaceuticals)	3,288	150,097
Fortune Brands, Inc. (Household Products/Wares)	822	67,708
Franklin Resources, Inc. (Diversified Financial Services)	822	108,890
Freddie Mac (Diversified Financial Services)	4,521	274,425
General Dynamics Corp. (Aerospace/Defense)	4,110	321,484
General Electric Co. (Miscellaneous Manufacturing)	43,566	1,667,706
General Growth Properties, Inc. (REIT)	822	43,525
General Mills, Inc. (Food)	1,644	96,042
Genzyme Corp.* (Biotechnology)	2,877	185,279
Gilead Sciences, Inc.* (Pharmaceuticals)	9,864	382,427
Google, Inc.—Class A* (Internet)	2,055	1,075,546
H & R Block, Inc. (Commercial Services)	3,288	76,841
Halliburton Co. (Oil & Gas Services)	5,754	198,513
Harley-Davidson, Inc. (Leisure Time)	2,877	171,498
Harman International Industries, Inc. (Home Furnishings)	822	96,010
Harrah’s Entertainment, Inc. (Lodging)	1,233	105,126
Hercules, Inc.* (Chemicals)	411	8,076
Hilton Hotels Corp. (Lodging)	2,466	82,537
Home Depot, Inc. (Retail)	21,372	840,988
Hospira, Inc.* (Pharmaceuticals)	1,644	64,182
Hudson City Bancorp, Inc. (Savings & Loans)	3,288	40,179
Humana, Inc.* (Healthcare-Services)	1,644	100,136
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,055	111,360
IMS Health, Inc. (Software)	2,055	66,027
Intel Corp. (Semiconductors)	27,126	644,514
International Business Machines Corp. (Computers)	14,385	1,514,021
International Flavors & Fragrances, Inc. (Chemicals)	822	42,859
International Game Technology (Entertainment)	3,699	146,850
Interpublic Group of Cos., Inc.* (Advertising)	1,233	14,056
Intuit, Inc.* (Software)	3,699	111,266
ITT Industries, Inc. (Miscellaneous Manufacturing)	2,055	140,315
Jabil Circuit, Inc. (Electronics)	2,055	45,354
Janus Capital Group, Inc. (Diversified Financial Services)	822	22,884
JDS Uniphase Corp.* (Telecommunications)	411	5,520
Johnson & Johnson (Healthcare-Products)	30,414	1,874,111
Juniper Networks, Inc.* (Telecommunications)	2,466	62,069
KB Home (Home Builders)	411	16,181
Kellogg Co. (Food)	2,466	127,714
Kimberly-Clark Corp. (Household Products/Wares)	2,877	192,443
Kimco Realty Corp. (REIT)	822	31,294
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,644	33,636
KLA -Tencor Corp. (Semiconductors)	2,055	112,922
Kohls Corp.* (Retail)	3,288	233,547
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,233	120,082
Laboratory Corp. of America Holdings* (Healthcare-Services)	1,233	96,495
Legg Mason, Inc. (Diversified Financial Services)	822	80,868
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	2,055	153,139
Lennar Corp.—Class A (Home Builders)	822	30,052
Lexmark International, Inc.—Class A* (Computers)	1,233	60,799
Linear Technology Corp. (Semiconductors)	2,055	74,350
Liz Claiborne, Inc. (Apparel)	1,233	45,991
Lockheed Martin Corp. (Aerospace/Defense)	1,644	154,750
Lowe’s Cos., Inc. (Retail)	16,029	491,930
LSI Logic Corp.* (Semiconductors)	1,644	12,346
M&T Bank Corp. (Banks)	411	43,936
Manor Care, Inc. (Healthcare-Services)	411	26,834
Marriott International, Inc.—Class A (Lodging)	2,055	88,858
Mattel, Inc. (Toys/Games/Hobbies)	1,644	41,577
Maxim Integrated Products, Inc. (Semiconductors)	2,055	68,658
MBIA, Inc. (Insurance)	822	51,145
McCormick & Co., Inc. (Food)	1,233	47,076
McDonald’s Corp. (Retail)	6,987	354,660
McGraw-Hill Cos., Inc. (Media)	3,699	251,828
Medtronic, Inc. (Healthcare-Products)	11,919	618,119
MEMC Electronic Materials, Inc.* (Semiconductors)	1,233	75,361
Meredith Corp. (Media)	411	25,318
MetLife, Inc. (Insurance)	3,288	212,010
MGIC Investment Corp. (Insurance)	411	23,369
Microsoft Corp. (Software)	50,964	1,501,909
Millipore Corp.* (Biotechnology)	411	30,862
Molex, Inc. (Electrical Components & Equipment)	411	12,334
Monsanto Co. (Agriculture)	2,466	166,554
Monster Worldwide, Inc.* (Internet)	411	16,892
Moody’s Corp. (Commercial Services)	2,466	153,385
Murphy Oil Corp. (Oil & Gas)	2,055	122,149

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Mylan Laboratories, Inc. (Pharmaceuticals)	2,055	$37,380
Nabors Industries, Ltd.ADR* (Oil & Gas)	3,288	109,753
National Semiconductor Corp. (Semiconductors)	2,877	81,333
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,644	171,371
NCR Corp.* (Computers)	822	43,188
Network Appliance, Inc.* (Computers)	4,110	120,012
Newmont Mining Corp. (Mining)	4,932	192,644
News Corp.—Class A (Media)	8,220	174,346
NIKE, Inc.—Class B (Apparel)	4,110	239,572
Noble Corp.ADR (Oil & Gas)	1,233	120,242
Nordstrom, Inc. (Retail)	1,644	84,041
Norfolk Southern Corp. (Transportation)	1,644	86,425
Northern Trust Corp. (Banks)	822	52,805
Novellus Systems, Inc.* (Semiconductors)	411	11,660
Nucor Corp. (Iron/Steel)	3,288	192,841
NVIDIA Corp.* (Semiconductors)	3,699	152,806
Occidental Petroleum Corp. (Oil & Gas)	5,754	333,042
Office Depot, Inc.* (Retail)	1,644	49,813
Omnicom Group, Inc. (Advertising)	3,288	174,001
Oracle Corp.* (Software)	41,922	826,283
Pactiv Corp.* (Packaging & Containers)	1,233	39,320
Pall Corp. (Miscellaneous Manufacturing)	822	37,804
Patterson Cos., Inc.* (Healthcare-Products)	1,644	61,272
Paychex, Inc. (Commercial Services)	3,699	144,705
Peabody Energy Corp. (Coal)	822	39,768
PepsiCo, Inc. (Beverages)	17,262	1,119,441
Pfizer, Inc. (Pharmaceuticals)	42,333	1,082,455
Pitney Bowes, Inc. (Office/Business Equipment)	2,466	115,458
Polo Ralph Lauren Corp. (Apparel)	822	80,646
Praxair, Inc. (Chemicals)	3,288	236,703
Precision Castparts Corp. (Metal Fabricate/Hardware)	822	99,758
Principal Financial Group, Inc. (Insurance)	1,233	71,872
Procter & Gamble Co. (Cosmetics/Personal Care)	33,291	2,037,076
Progressive Corp. (Insurance)	8,220	196,705
Public Storage, Inc. (REIT)	411	31,573
Pulte Homes, Inc. (Home Builders)	1,233	27,681
QLogic Corp.* (Semiconductors)	1,644	27,373
Qualcomm, Inc. (Telecommunications)	17,262	748,998
Quest Diagnostics, Inc. (Healthcare-Services)	1,644	84,913
Questar Corp. (Pipelines)	1,644	86,885
RadioShack Corp. (Retail)	1,233	40,862
Robert Half International, Inc. (Commercial Services)	822	30,003
Rockwell Collins, Inc. (Aerospace/Defense)	1,644	116,132
Rockwell International Corp. (Machinery-Diversified)	822	57,080
SanDisk Corp.* (Computers)	2,466	120,686
Schering-Plough Corp. (Pharmaceuticals)	6,576	200,173
Schlumberger, Ltd.ADR (Oil & Gas Services)	5,754	488,745
Schwab (Diversified Financial Services)	4,521	92,771
Sealed Air Corp. (Packaging & Containers)	822	25,498
Sherwin-Williams Co. (Chemicals)	822	54,638
Sigma-Aldrich Corp. (Chemicals)	1,644	70,149
SLM Corp. (Diversified Financial Services)	4,110	236,654
Smith International, Inc. (Oil & Gas Services)	2,055	120,505
Southwest Airlines Co. (Airlines)	2,877	42,896
Sovereign Bancorp, Inc. (Savings & Loans)	1,233	26,066
Spectra Energy Corp. (Pipelines)	1,233	32,009
St. Jude Medical, Inc.* (Healthcare-Products)	3,699	153,472
Staples, Inc. (Retail)	7,809	185,308
Starbucks Corp.* (Retail)	7,809	204,908
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	822	55,132
State Street Corp. (Banks)	2,055	140,562
Stryker Corp. (Healthcare-Products)	3,288	207,440
Sun Microsystems, Inc.* (Computers)	8,631	45,399
Sunoco, Inc. (Oil & Gas)	822	65,497
Symantec Corp.* (Internet)	9,864	199,253
Synovus Financial Corp. (Banks)	1,644	50,471
Sysco Corp. (Food)	6,576	216,942
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,644	85,307
Target Corp. (Retail)	6,165	392,094
Tektronix, Inc. (Electronics)	411	13,867
Terex Corp.* (Machinery-Construction & Mining)	411	33,414
Texas Instruments, Inc. (Semiconductors)	6,165	231,989
The AES Corp.* (Electric)	6,987	152,876
The E.W. Scripps Co.—Class A (Media)	411	18,779
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	1,233	56,114
The Gap, Inc. (Retail)	2,877	54,951
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,644	356,337
The Hershey Co. (Food)	1,644	83,219
The Pepsi Bottling Group, Inc. (Beverages)	1,644	55,370
The Williams Cos., Inc. (Pipelines)	2,055	64,979
Thermo Electron Corp.* (Electronics)	2,055	106,285
Tiffany & Co. (Retail)	1,233	65,423
TJX Cos., Inc. (Retail)	4,932	135,630
Torchmark Corp. (Insurance)	822	55,074
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	1,233	130,673
Tyco Electronics, Ltd.* (Electronics)	1,233	48,161
United Parcel Service, Inc.—Class B (Transportation)	7,398	540,054
United Technologies Corp. (Aerospace/Defense)	10,686	757,958
UnitedHealth Group, Inc. (Healthcare-Services)	13,974	714,630
UST, Inc. (Agriculture)	1,233	66,224
V. F. Corp. (Apparel)	411	37,639
Valero Energy Corp. (Oil & Gas)	3,699	273,208
Varian Medical Systems, Inc.* (Healthcare-Products)	1,233	52,415
VeriSign, Inc.* (Internet)	1,233	39,123
Viacom, Inc.—Class B* (Media)	2,877	119,770
Vornado Realty Trust (REIT)	411	45,144
Vulcan Materials Co. (Building Materials)	411	47,076
W.W. Grainger, Inc. (Distribution/Wholesale)	411	38,244
Wal-Mart Stores, Inc. (Retail)	25,893	1,245,712
Walgreen Co. (Retail)	10,686	465,268
Walt Disney Co. (Media)	9,042	308,694
Waters Corp.* (Electronics)	1,233	73,191
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	411	13,370
Weatherford International, Ltd.ADR* (Oil & Gas Services)	2,055	113,518
WellPoint, Inc.* (Healthcare-Services)	2,466	196,861
Wendy’s International, Inc. (Retail)	411	15,104
Western Union Co. (Commercial Services)	3,699	77,050
Whole Foods Market, Inc. (Food)	822	31,483
Wrigley (Wm.) Jr. Co. (Food)	2,466	136,394
Wyeth (Pharmaceuticals)	13,974	801,269
Xilinx, Inc. (Semiconductors)	1,644	44,010
XTO Energy, Inc. (Oil & Gas)	3,699	222,310
Yahoo!, Inc.* (Internet)	12,741	345,663
YUM! Brands, Inc. (Retail)	5,754	188,271
Zimmer Holdings, Inc.* (Healthcare-Products)	2,466	209,339

TOTAL COMMON STOCKS
(Cost $58,416,704)		68,704,277

TOTAL INVESTMENT SECURITIES
(Cost $58,416,704)—98.7%		68,704,277
Net other assets (liabilities)—1.3%		914,847

NET ASSETS—100.0%		$69,619,124

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2007

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $151,700)	2	$(815)

ProFund VP Large-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising	0.2%
Aerospace/Defense	2.8%
Agriculture	1.6%
Airlines	0.1%
Apparel	0.9%
Banks	0.6%
Beverages	3.4%
Biotechnology	1.8%
Building Materials	0.2%
Chemicals	0.7%
Coal	0.2%
Commercial Services	0.8%
Computers	5.2%
Cosmetics/Personal Care	3.7%
Distribution/Wholesale	0.1%
Diversified Financial Services	4.5%
Electric	0.8%
Electrical Components & Equipment	0.2%
Electronics	0.7%
Engineering & Construction	0.1%
Entertainment	0.2%
Food	1.1%
Hand/Machine Tools	0.1%
Healthcare-Products	6.3%
Healthcare-Services	1.7%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Insurance	4.2%
Internet	3.3%
Iron/Steel	0.4%
Leisure Time	0.4%
Lodging	0.5%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.3%
Media	1.8%
Metal Fabricate/Hardware	0.1%
Mining	0.3%
Miscellaneous Manufacturing	4.0%
Office/Business Equipment	0.2%
Oil & Gas	12.8%
Oil & Gas Services	1.9%
Packaging & Containers	0.2%
Pharmaceuticals	6.0%
Pipelines	0.2%
REIT	0.3%
Real Estate	0.1%
Retail	8.7%
Savings & Loans	0.1%
Semiconductors	2.5%
Software	5.6%
Telecommunications	3.9%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.6%
Other**	1.3%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $58,416,704)	$68,704,277
Segregated cash balances with brokers for futures contracts	6,837
Dividends and interest receivable	40,819
Receivable for capital shares issued	1,388,759
Receivable for investments sold	78,672
Prepaid expenses	1,282

Total Assets	70,220,646

Liabilities:
Cash overdraft	141,541
Payable for investments purchased	350,628
Payable for capital shares redeemed	327
Variation margin on futures contracts	100
Advisory fees payable	39,658
Management services fees payable	5,288
Administration fees payable	1,601
Administrative services fees payable	18,615
Distribution fees payable	13,632
Trustee fees payable	15
Transfer agency fees payable	3,904
Fund accounting fees payable	2,489
Compliance services fees payable	420
Other accrued expenses	23,304

Total Liabilities	601,522

Net Assets	$69,619,124

Net Assets consist of:
Capital	$59,782,647
Accumulated net investment income (loss)	(74,280)
Accumulated net realized gains (losses) on investments	(376,001)
Net unrealized appreciation (depreciation) on investments	10,286,758

Net Assets	$69,619,124

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,925,186

Net Asset Value (offering and redemption price per share)	$36.16

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$470,696
Interest	6,140

Total Investment Income	476,836

Expenses:
Advisory fees	247,158
Management services fees	49,432
Administration fees	10,403
Transfer agency fees	10,392
Administrative services fees	113,923
Distribution fees	82,386
Custody fees	18,881
Fund accounting fees	15,197
Trustee fees	511
Compliance services fees	696
Other fees	18,615

Total Gross Expenses before reductions	567,594
Less Expenses reduced by the Advisor	(16,478)

Total Net Expenses	551,116

Net Investment Income (Loss)	(74,280)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,277,243
Net realized gains (losses) on futures contracts	7,689
Change in net unrealized appreciation/depreciation on investments	1,475,818

Net Realized and Unrealized Gains (Losses) on Investments	3,760,750

Change in Net Assets Resulting from Operations	$3,686,470

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth

Statements of Changes in Net Assets
	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$(74,280)	$(183,899)
Net realized gains (losses) on investments	2,284,932	460,678
Change in net unrealized appreciation/depreciation on investments	1,475,818	5,706,308

Change in net assets resulting from operations	3,686,470	5,983,087

Distributions to Shareholders From:
Net realized gains on investments	—	(899,976)

Change in net assets resulting from distributions	—	(899,976)

Capital Transactions:
Proceeds from shares issued	90,890,456	157,385,351
Dividends reinvested	—	899,976
Value of shares redeemed	(101,645,881)	(170,192,317)

Change in net assets resulting from capital transactions	(10,755,425)	(11,906,990)

Change in net assets	(7,068,955)	(6,823,879)
Net Assets:
Beginning of period	76,688,079	83,511,958

End of period	$69,619,124	$76,688,079

Accumulated net investment income (loss)	$(74,280)	$—

Share Transactions:
Issued	2,600,626	4,870,956
Reinvested	—	27,880
Redeemed	(2,912,848)	(5,285,049)

Change in shares	(312,222)	(386,213)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the period May 3, 2004 through December 31, 2004(a)

Net Asset Value, Beginning of Period	$34.28		$31.83	$31.61	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.04)		(0.09)	(0.14)	0.04
Net realized and unrealized gains (losses) on investments	1.92		2.95	0.42	1.57

Total income (loss) from investment activities	1.88		2.86	0.28	1.61

Distributions to Shareholders From:
Net investment income	—		—	— (c)	—
Net realized gains on investments	—		(0.41)	(0.06)	—

Total distributions	—		(0.41)	(0.06)	—

Net Asset Value, End of Period	$36.16		$34.28	$31.83	$31.61

Total Return	5.48	%(d)	9.06%	0.90%	5.37	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.72%		1.76%	1.94%	3.06%
Net expenses(e)	1.67%		1.73%	1.94%	1.98%
Net investment income (loss)(e)	(0.23)%		(0.27)%	(0.43)%	0.18%

Supplemental Data:
Net assets, end of period (000’s)	$69,619		$76,688	$83,512	$3,901
Portfolio turnover rate(f)	121	%(d)	230%	635%	1,134	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Mid-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Largest Equity Holdings
Company	% of Net Assets

Manpower, Inc.	1.3%
Lyondell Chemical Co.	1.3%
Telephone & Data Systems, Inc.	1.1%
Edwards (A.G.), Inc.	1.1%
The Macerich Co.	1.0%

S&P MidCap 400/Citigroup Value Index - Composition
% of Index

Financial	22%
Industrial	17%
Consumer Non-Cyclical	13%
Utilities	12%
Consumer Cyclical	9%
Technology	8%
Basic Materials	7%
Communications	6%
Energy	6%

PROFUNDS VP ProFund VP Mid-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (99.9%)
	Shares	Value

3Com Corp.* (Telecommunications)	55,965	$231,135
Acxiom Corp. (Software)	9,594	253,761
ADC Telecommunications, Inc.* (Telecommunications)	17,056	312,636
ADTRAN, Inc. (Telecommunications)	5,330	138,420
Advanced Medical Optics, Inc.* (Healthcare-Products)	8,528	297,457
Advent Software, Inc.* (Software)	1,599	52,047
AGCO Corp.* (Machinery-Diversified)	12,792	555,301
AGL Resources, Inc. (Gas)	11,193	453,093
Airgas, Inc. (Chemicals)	4,264	204,246
Alaska Air Group, Inc.* (Airlines)	5,863	163,343
Albemarle Corp. (Chemicals)	4,264	164,292
Alberto-Culver Co. (Cosmetics/Personal Care)	5,330	126,428
Alexander & Baldwin, Inc. (Transportation)	5,863	311,384
Alliant Energy Corp. (Electric)	16,523	641,919
AMB Property Corp. (REIT)	13,858	737,523
American Financial Group, Inc. (Insurance)	9,594	327,635
American Greetings Corp.—Class A (Household Products/Wares)	8,528	241,598
AmeriCredit Corp.* (Diversified Financial Services)	16,523	438,686
Andrew Corp.* (Telecommunications)	22,386	323,254
AnnTaylor Stores Corp.* (Retail)	4,264	151,031
Aqua America, Inc. (Water)	9,061	203,782
Aquila, Inc.* (Electric)	52,767	215,817
Arch Coal, Inc. (Coal)	13,325	463,710
Arrow Electronics, Inc.* (Electronics)	17,056	655,462
Arthur J. Gallagher & Co. (Insurance)	6,396	178,320
ArvinMeritor, Inc. (Auto Parts & Equipment)	10,127	224,819
Associated Banc-Corp (Banks)	18,655	610,018
Astoria Financial Corp. (Savings & Loans)	12,259	306,965
Atmel Corp.* (Semiconductors)	44,239	245,969
Avis Budget Group, Inc.* (Commercial Services)	14,391	409,136
Avnet, Inc.* (Electronics)	18,122	718,356
Avocent Corp.* (Internet)	4,264	123,699
Bank of Hawaii Corp. (Banks)	6,929	357,814
Barnes & Noble, Inc. (Retail)	4,264	164,036
Beazer Homes USA, Inc. (Home Builders)	5,330	131,491
Beckman Coulter, Inc. (Healthcare-Products)	2,665	172,372
Belo Corp.—Class A (Media)	12,259	252,413
BJ’s Wholesale Club, Inc.* (Retail)	9,061	326,468
Black Hills Corp. (Electric)	4,797	190,681
Blyth, Inc. (Household Products/Wares)	1,599	42,501
Bob Evans Farms, Inc. (Retail)	5,330	196,410
Borders Group, Inc. (Retail)	8,528	162,544
BorgWarner, Inc. (Auto Parts & Equipment)	7,995	687,890
Bowater, Inc. (Forest Products & Paper)	7,995	199,475
Boyd Gaming Corp. (Lodging)	3,198	157,310
Broadridge Financial Solutions, Inc. (Software)	8,528	163,055
Cabot Corp. (Chemicals)	9,061	432,028
Cadence Design Systems, Inc.* (Computers)	26,117	573,529
Callaway Golf Co. (Leisure Time)	8,528	151,884
Cameron International Corp.* (Oil & Gas Services)	7,462	533,309
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	5,330	247,898
Carmax, Inc.* (Retail)	12,792	326,196
Carpenter Technology Corp. (Iron/Steel)	2,665	347,276
Cathay Bancorp, Inc. (Banks)	3,198	107,261
CBRL Group, Inc. (Retail)	1,599	67,926
Ceridian Corp.* (Computers)	11,193	391,755
Charles River Laboratories International, Inc.* (Biotechnology)	3,731	192,594
Charming Shoppes, Inc.* (Retail)	9,594	103,903
CheckFree Corp.* (Internet)	6,929	278,546
Chemtura Corp. (Chemicals)	34,112	378,984
Cimarex Energy Co. (Oil & Gas)	4,264	168,044
Cincinnati Bell, Inc.* (Telecommunications)	19,721	113,987
City National Corp. (Banks)	3,198	243,336
Coldwater Creek, Inc.* (Retail)	3,198	74,290
Commscope, Inc.* (Telecommunications)	5,863	342,106
Con-way, Inc. (Transportation)	6,396	321,335
Cousins Properties, Inc. (REIT)	5,863	170,086
Crane Co. (Miscellaneous Manufacturing)	4,797	218,024
Cullen/Frost Bankers, Inc. (Banks)	5,330	284,995
Cypress Semiconductor Corp.* (Semiconductors)	14,924	347,580
Cytec Industries, Inc. (Chemicals)	5,863	373,884
Deluxe Corp. (Commercial Services)	7,462	303,032
Diebold, Inc. (Computers)	4,797	250,403
Digital River, Inc.* (Internet)	2,132	96,473
DPL, Inc. (Electric)	15,990	453,157
DRS Technologies, Inc. (Aerospace/Defense)	3,731	213,674

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Dycom Industries, Inc.* (Engineering & Construction)	5,863	$175,773
Edwards (A.G.), Inc. (Diversified Financial Services)	10,660	901,303
Encore Acquisition Co.* (Oil & Gas)	2,132	59,270
Energy East Corp. (Electric)	20,787	542,333
Equity One, Inc. (REIT)	4,797	122,563
F5 Networks, Inc.* (Internet)	2,665	214,799
Fairchild Semiconductor International, Inc.* (Semiconductors)	17,056	329,522
Federal Signal Corp. (Miscellaneous Manufacturing)	6,929	109,894
Ferro Corp. (Chemicals)	5,863	146,165
Fidelity National Title Group, Inc.—Class A (Insurance)	30,914	732,662
First American Financial Corp. (Insurance)	13,858	685,971
First Community Bancorp (Banks)	2,132	121,972
First Niagara Financial Group, Inc. (Savings & Loans)	15,457	202,487
FirstMerit Corp. (Banks)	11,193	234,269
Florida Rock Industries, Inc. (Building Materials)	2,665	179,887
Flowserve Corp. (Machinery-Diversified)	3,731	267,140
FMC Corp. (Chemicals)	5,330	476,449
Foot Locker, Inc. (Retail)	21,853	476,395
Forest Oil Corp.* (Oil & Gas)	10,660	450,492
Furniture Brands International, Inc. (Home Furnishings)	6,929	98,392
Gartner Group, Inc.* (Commercial Services)	3,198	78,639
GATX Corp. (Trucking & Leasing)	7,462	367,503
Gentex Corp. (Electronics)	5,863	115,442
Granite Construction, Inc. (Engineering & Construction)	2,132	136,832
Grant Prideco, Inc.* (Oil & Gas Services)	7,462	401,679
Great Plains Energy, Inc. (Electric)	11,193	325,940
Greater Bay Bancorp (Banks)	7,462	207,742
Hanesbrands, Inc.* (Apparel)	8,528	230,512
Hanover Compressor Co.* (Oil & Gas Services)	14,391	343,225
Hanover Insurance Group, Inc. (Insurance)	7,462	364,071
Harris Corp. (Telecommunications)	6,396	348,902
Harsco Corp. (Miscellaneous Manufacturing)	11,726	609,752
Hawaiian Electric Industries, Inc. (Electric)	11,726	277,789
Health Net, Inc.* (Healthcare-Services)	5,330	281,424
Helmerich & Payne, Inc. (Oil & Gas)	9,594	339,819
Herman Miller, Inc. (Office Furnishings)	4,797	151,585
Highwoods Properties, Inc. (REIT)	7,995	299,812
Hillenbrand Industries, Inc. (Healthcare-Products)	5,863	381,095
HNI Corp. (Office Furnishings)	3,731	152,971
Horace Mann Educators Corp. (Insurance)	5,863	124,530
Hormel Foods Corp. (Food)	4,797	179,168
Hospitality Properties Trust (REIT)	12,259	508,626
Hubbell, Inc.—Class B (Electrical Components & Equipment)	8,528	462,388
IDACORP, Inc. (Electric)	5,863	187,851
Imation Corp. (Computers)	3,198	117,878
IndyMac Bancorp, Inc. (Diversified Financial Services)	4,264	124,381
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	19,721	428,143
Integrated Device Technology, Inc.* (Semiconductors)	21,853	333,695
International Rectifier Corp.* (Semiconductors)	5,330	198,596
Intersil Corp.—Class A (Semiconductors)	19,721	620,423
Intuitive Surgical, Inc.* (Healthcare-Products)	2,665	369,822
J.B. Hunt Transport Services, Inc. (Transportation)	6,929	203,158
Jefferies Group, Inc. (Diversified Financial Services)	6,396	172,564
JetBlue Airways Corp.* (Airlines)	13,858	162,831
JM Smucker Co. (Food)	7,995	508,962
Joy Global, Inc. (Machinery-Construction & Mining)	9,594	559,618
KBR, Inc.* (Engineering & Construction)	18,655	489,321
Kelly Services, Inc.—Class A (Commercial Services)	3,198	87,817
KEMET Corp.* (Electronics)	12,259	86,426
Kennametal, Inc. (Hand/Machine Tools)	5,330	437,220
Kindred Healthcare, Inc.* (Healthcare-Services)	2,132	65,495
Korn/Ferry International* (Commercial Services)	4,264	111,973
Lam Research Corp.* (Semiconductors)	9,594	493,132
Lancaster Colony Corp. (Miscellaneous Manufacturing)	3,198	133,964
Lattice Semiconductor Corp.* (Semiconductors)	12,792	73,170
Laureate Education, Inc.* (Commercial Services)	4,264	262,918
Lear Corp.* (Auto Parts & Equipment)	9,594	341,642
Lee Enterprises, Inc. (Media)	6,396	133,421
Liberty Property Trust (REIT)	12,792	561,953
LifePoint Hospitals, Inc.* (Healthcare-Services)	2,665	103,082
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,198	237,420
Louisiana-Pacific Corp. (Forest Products & Paper)	14,924	282,362
Lubrizol Corp. (Chemicals)	9,594	619,293
Lyondell Chemical Co. (Chemicals)	29,848	1,107,958
M.D.C. Holdings, Inc. (Home Builders)	2,132	103,104
Mack-Cali Realty Corp. (REIT)	9,061	394,063
Manpower, Inc. (Commercial Services)	12,259	1,130,770
Martin Marietta Materials (Building Materials)	3,198	518,140
MDU Resources Group, Inc. (Electric)	15,990	448,360
Media General, Inc.—Class A (Media)	3,198	106,397
Mentor Graphics Corp.* (Computers)	6,396	84,235
Mercury General Corp. (Insurance)	4,797	264,363
Micrel, Inc. (Semiconductors)	4,797	61,018
Microchip Technology, Inc. (Semiconductors)	13,858	513,300
Millennium Pharmaceuticals, Inc.* (Biotechnology)	28,249	298,592
Minerals Technologies, Inc. (Chemicals)	1,599	107,053
Modine Manufacturing Co. (Auto Parts & Equipment)	4,797	108,412
Mohawk Industries, Inc.* (Textiles)	2,665	268,605
Moneygram International, Inc. (Software)	6,396	178,768
MPS Group, Inc.* (Commercial Services)	14,391	192,408
MSC Industrial Direct Co.—Class A (Retail)	3,731	205,205
National Fuel Gas Co. (Pipelines)	11,726	507,853
National Instruments Corp. (Computers)	3,731	121,519
Nationwide Health Properties, Inc. (REIT)	12,259	333,445
Navigant Consulting Co.* (Commercial Services)	4,264	79,140
Netflix, Inc.* (Internet)	5,330	103,349
NeuStar, Inc.* (Telecommunications)	4,264	123,528
New York Community Bancorp (Savings & Loans)	17,056	290,293
Noble Energy, Inc. (Oil & Gas)	6,396	399,046
Nordson Corp. (Machinery-Diversified)	3,198	160,412
Northeast Utilities System (Electric)	21,853	619,751
NSTAR (Electric)	14,924	484,284
OGE Energy Corp. (Electric)	12,792	468,827
Ohio Casualty Corp. (Insurance)	8,528	369,348
Old Republic International Corp. (Insurance)	32,513	691,226
Olin Corp. (Chemicals)	10,127	212,667
Omnicare, Inc. (Pharmaceuticals)	5,863	211,420
ONEOK, Inc. (Gas)	15,457	779,187
Overseas Shipholding Group, Inc. (Transportation)	4,264	347,090
Packaging Corp. of America (Packaging & Containers)	11,726	296,785
Palm, Inc.* (Computers)	14,924	238,933
Parametric Technology Corp.* (Software)	11,193	241,881
Payless ShoeSource, Inc.* (Retail)	5,330	168,161
PDL BioPharma, Inc.* (Biotechnology)	7,995	186,283
Pentair, Inc. (Miscellaneous Manufacturing)	13,858	534,503
Pepco Holdings, Inc. (Electric)	27,183	766,561

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

PepsiAmericas, Inc. (Beverages)	8,528	$209,448
Perrigo Co. (Pharmaceuticals)	10,660	208,723
Phillips-Van Heusen Corp. (Apparel)	4,797	290,554
Plains Exploration & Production Co.* (Oil & Gas)	5,863	280,310
PMI Group, Inc. (Insurance)	6,396	285,709
PNM Resources, Inc. (Electric)	10,660	296,241
Polycom, Inc.* (Telecommunications)	5,863	196,997
Potlatch Corp. (Forest Products & Paper)	5,330	229,456
Powerwave Technologies, Inc.* (Telecommunications)	18,122	121,417
Pride International, Inc.* (Oil & Gas)	15,990	598,985
Protective Life Corp. (Insurance)	10,127	484,172
Psychiatric Solutions, Inc.* (Healthcare-Services)	4,797	173,939
Puget Energy, Inc. (Electric)	16,523	399,526
Quanta Services, Inc.* (Commercial Services)	12,259	375,984
Radian Group, Inc. (Insurance)	3,731	201,474
Raymond James Financial Corp. (Diversified Financial Services)	6,929	214,106
Rayonier, Inc. (Forest Products & Paper)	10,660	481,192
Regency Centers Corp. (REIT)	9,594	676,377
Regis Corp. (Retail)	2,665	101,936
Reliance Steel & Aluminum Co. (Iron/Steel)	5,863	329,852
Rent-A-Center, Inc.* (Commercial Services)	4,264	111,845
Republic Services, Inc. (Environmental Control)	9,594	293,960
RF Micro Devices, Inc.* (Telecommunications)	14,924	93,126
RPM, Inc. (Chemicals)	17,056	394,164
Ruddick Corp. (Food)	5,330	160,540
Saks, Inc. (Retail)	19,721	421,043
SCANA Corp. (Electric)	16,523	632,666
Scholastic Corp.* (Media)	3,731	134,092
Semtech Corp.* (Semiconductors)	5,330	92,369
Sensient Technologies Corp. (Chemicals)	6,396	162,394
Sequa Corp.—Class A* (Aerospace/Defense)	1,066	119,392
Sierra Pacific Resources* (Electric)	31,447	552,209
Smithfield Foods, Inc.* (Food)	16,523	508,743
Sonoco Products Co. (Packaging & Containers)	13,858	593,261
Sotheby’s (Commercial Services)	5,330	245,287
SPX Corp. (Miscellaneous Manufacturing)	4,797	421,225
StanCorp Financial Group, Inc. (Insurance)	3,198	167,831
STERIS Corp. (Healthcare-Products)	3,731	114,169
SVB Financial Group* (Banks)	2,132	113,231
Sybase, Inc.* (Software)	6,929	165,534
Synopsys, Inc.* (Computers)	10,660	281,744
TCF Financial Corp. (Banks)	7,995	222,261
Tech Data Corp.* (Distribution/Wholesale)	7,462	286,989
Teleflex, Inc. (Miscellaneous Manufacturing)	3,198	261,532
Telephone & Data Systems, Inc. (Telecommunications)	14,924	933,795
The Brink’s Co. (Miscellaneous Manufacturing)	3,198	197,924
The Colonial BancGroup, Inc. (Banks)	21,853	545,669
The Commerce Group, Inc. (Insurance)	3,731	129,540
The Macerich Co. (REIT)	10,127	834,667
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	3,198	137,322
Thomas & Betts Corp.* (Electronics)	5,330	309,140
Tidewater, Inc. (Oil & Gas Services)	7,995	566,686
Timken Co. (Metal Fabricate/Hardware)	13,325	481,166
Tootsie Roll Industries, Inc. (Food)	2,132	59,078
Transaction Systems Architect, Inc.* (Software)	2,132	71,763
Triad Hospitals, Inc.* (Healthcare-Services)	5,863	315,195
Trinity Industries, Inc. (Miscellaneous Manufacturing)	11,193	487,343
TriQuint Semiconductor, Inc.* (Semiconductors)	19,188	97,091
Tupperware Corp. (Household Products/Wares)	8,528	245,095
UDR, Inc. (REIT)	19,188	504,644
United Rentals, Inc.* (Commercial Services)	9,594	312,189
Unitrin, Inc. (Insurance)	5,863	288,342
Universal Corp. (Agriculture)	3,731	227,293
UTStarcom, Inc.* (Telecommunications)	5,863	32,891
Valeant Pharmaceuticals International (Pharmaceuticals)	13,325	222,394
Valspar Corp. (Chemicals)	7,462	211,995
ValueClick, Inc.* (Internet)	7,462	219,831
Varian, Inc.* (Electronics)	1,599	87,673
VCA Antech, Inc.* (Pharmaceuticals)	5,863	220,976
Vectren Corp. (Gas)	10,660	287,074
Vertex Pharmaceuticals, Inc.* (Biotechnology)	10,660	304,450
Vishay Intertechnology, Inc.* (Electronics)	26,117	413,171
Washington Federal, Inc. (Savings & Loans)	12,259	298,016
Washington Post Co.—Class B (Media)	533	413,656
Webster Financial Corp. (Banks)	7,995	341,147
Weingarten Realty Investors (REIT)	10,660	438,126
WellCare Health Plans, Inc.* (Healthcare-Services)	1,599	144,725
Werner Enterprises, Inc. (Transportation)	6,929	139,619
Westamerica Bancorp (Banks)	2,132	94,320
Westar Energy, Inc. (Electric)	12,259	297,649
Westwood One, Inc. (Media)	10,127	72,813
WGL Holdings, Inc. (Gas)	6,929	226,163
Wilmington Trust Corp. (Banks)	9,594	398,247
Wind River Systems, Inc.* (Software)	7,462	82,082
Wisconsin Energy Corp. (Electric)	16,523	730,812
Worthington Industries, Inc. (Metal Fabricate/Hardware)	10,127	219,250
YRC Worldwide, Inc.* (Transportation)	7,995	294,216

TOTAL COMMON STOCKS
(Cost $60,362,817)		83,986,398

Repurchase Agreements (0.5%)
	Principal
	Amount

UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $382,159 (Collateralized by $381,000 Federal National Mortgage Association, 5.50%, 3/15/11, market value $390,408)	$382,000	382,000

TOTAL REPURCHASE AGREEMENTS
(Cost $382,000)		382,000

TOTAL INVESTMENT SECURITIES
(Cost $60,744,817)—100.4%		84,368,398
Net other assets (liabilities)—(0.4)%		(306,807)

NET ASSETS—100.0%		$84,061,591

*	Non-income producing security

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring September 2007 (Underlying face amount at value $180,700)	2	$(1,565)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

ProFund VP Mid-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Aerospace/Defense	0.4%
Agriculture	0.3%
Airlines	0.4%
Apparel	0.6%
Auto Parts & Equipment	1.6%
Banks	4.4%
Beverages	0.2%
Biotechnology	1.2%
Building Materials	0.8%
Chemicals	6.0%
Coal	0.6%
Commercial Services	4.3%
Computers	2.4%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.8%
Diversified Financial Services	2.2%
Electric	10.3%
Electrical Components & Equipment	0.6%
Electronics	2.9%
Engineering & Construction	1.0%
Environmental Control	0.3%
Food	1.7%
Forest Products & Paper	1.4%
Gas	2.0%
Hand/Machine Tools	0.8%
Healthcare-Products	1.6%
Healthcare-Services	1.3%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.9%
Insurance	6.1%
Internet	1.2%
Iron/Steel	0.8%
Leisure Time	0.2%
Lodging	0.2%
Machinery-Construction & Mining	0.7%
Machinery-Diversified	1.2%
Media	1.4%
Metal Fabricate/Hardware	0.9%
Miscellaneous Manufacturing	3.8%
Office Furnishings	0.4%
Oil & Gas	2.7%
Oil & Gas Services	2.2%
Packaging & Containers	1.1%
Pharmaceuticals	1.1%
Pipelines	0.6%
REIT	6.7%
Retail	3.5%
Savings & Loans	1.3%
Semiconductors	4.0%
Software	1.5%
Telecommunications	3.8%
Textiles	0.3%
Transportation	2.0%
Trucking & Leasing	0.4%
Water	0.2%
Other**	0.1%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Value (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $60,362,817)	$83,986,398
Repurchase agreements, at cost	382,000

Total Investment Securities	84,368,398
Cash	918
Segregated cash balances with brokers for futures contracts	6,969
Dividends and interest receivable	62,816
Receivable for capital shares issued	35,087
Receivable for investments sold	6,708,537
Prepaid expenses	1,452

Total Assets	91,184,177

Liabilities:
Payable for investments purchased	468,855
Payable for capital shares redeemed	6,506,305
Variation margin on futures contracts	620
Advisory fees payable	59,746
Management services fees payable	7,966
Administration fees payable	2,410
Administrative services fees payable	28,015
Distribution fees payable	20,236
Trustee fees payable	25
Transfer agency fees payable	6,210
Fund accounting fees payable	3,639
Compliance services fees payable	807
Other accrued expenses	17,752

Total Liabilities	7,122,586

Net Assets	$84,061,591

Net Assets consist of:
Capital	$65,588,540
Accumulated net investment income (loss)	450,885
Accumulated net realized gains (losses) on investments	(5,599,850)
Net unrealized appreciation (depreciation) on investments	23,622,016

Net Assets	$84,061,591

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,366,878

Net Asset Value (offering and redemption price per share)	$35.52

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$1,003,539
Interest	8,989

Total Investment Income	1,012,528

Expenses:
Advisory fees	416,452
Management services fees	83,291
Administration fees	15,649
Transfer agency fees	15,593
Administrative services fees	193,703
Distribution fees	138,817
Custody fees	18,900
Fund accounting fees	22,127
Trustee fees	794
Compliance services fees	1,066
Other fees	26,460

Total Gross Expenses before reductions	932,852
Less Expenses reduced by the Advisor	(27,764)

Total Net Expenses	905,088

Net Investment Income (Loss)	107,440

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	3,962,532
Net realized gains (losses) on futures contracts	13,584
Change in net unrealized appreciation/depreciation on investments	4,765,373

Net Realized and Unrealized Gains (Losses) on Investments	8,741,489

Change in Net Assets Resulting from Operations	$8,848,929

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Value
Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$107,440	$343,445
Net realized gains (losses) on investments	3,976,116	5,363,778
Change in net unrealized appreciation/depreciation on investments	4,765,373	4,784,554

Change in net assets resulting from operations	8,848,929	10,491,777

Distributions to Shareholders From:
Net investment income	—	(17,996)
Net realized gains on investments	—	(14,057,566)

Change in net assets resulting from distributions	—	(14,075,562)

Capital Transactions:
Proceeds from shares issued	242,294,671	527,513,177
Dividends reinvested	—	14,075,562
Value of shares redeemed	(271,817,827)	(532,874,969)

Change in net assets resulting from capital transactions	(29,523,156)	8,713,770

Change in net assets	(20,674,227)	5,129,985
Net Assets:
Beginning of period	104,735,818	99,605,833

End of period	$84,061,591	$104,735,818

Accumulated net investment income (loss)	$450,885	$343,445

Share Transactions:
Issued	7,022,437	14,801,666
Reinvested	—	465,616
Redeemed	(7,882,266)	(14,908,889)

Change in shares	(859,829)	358,393

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Value
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 through December 31, 2002(a)

Net Asset Value, Beginning of Period	$32.46		$34.73	$34.87	$31.56	$23.25	$30.00

Investment Activities:
Net investment income (loss)(b)	0.03		0.13	0.01	(0.10)	(0.05)	(0.02)
Net realized and unrealized gains (losses) on investments	3.03		3.69	3.05	5.02	8.36	(6.73)

Total income (loss) from investment activities	3.06		3.82	3.06	4.92	8.31	(6.75)

Distributions to Shareholders From:
Net investment income	—		(0.01)	—	—	—	—
Net realized gains on investments	—		(6.08)	(3.20)	(1.61)	—	—

Total distributions	—		(6.09)	(3.20)	(1.61)	—	—

Net Asset Value, End of Period	$35.52		$32.46	$34.73	$34.87	$31.56	$23.25

Total Return	9.43	%(c)	12.30%	8.84%	15.96%	35.74%	(22.50	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.76%	1.87%	1.92%	2.08%	2.25%
Net expenses(d)	1.63%		1.70%	1.87%	1.92%	1.98%	1.98%
Net investment income (loss)(d)	0.19%		0.37%	0.02%	(0.30)%	(0.20)%	(0.14)%

Supplemental Data:
Net assets, end of period (000’s)	$84,062		$104,736	$99,606	$125,416	$50,575	$12,487
Portfolio turnover rate(e)	209	%(c)	560%	964%	748%	1,012%	1,361	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Growth
Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Mid-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM   Not meaningful, amount is less than 0.5%.

Largest Equity Holdings
Company	% of Net Assets

Expeditors International of Washington, Inc.	1.5%
Noble Energy, Inc.	1.3%
Southwestern Energy Co.	1.2%
Everest Re Group, Ltd.	1.2%
Jacobs Engineering Group, Inc.	1.2%

S&P MidCap 400/Citigroup Growth Index - Composition
% of Index

Consumer Non-Cyclical	23%
Consumer Cyclical	19%
Industrial	15%
Energy	13%
Technology	11%
Financial	10%
Communications	5%
Basic Materials	2%
Diversified	1%
Utilities	1%

PROFUNDS VP ProFund VP Mid-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (99.9%)
	Shares	Value

99 Cents Only Stores* (Retail)	8,757	$114,804
Activision, Inc.* (Software)	47,677	890,130
ADTRAN, Inc. (Telecommunications)	4,865	126,344
Advance Auto Parts, Inc. (Retail)	20,433	828,149
Advent Software, Inc.* (Software)	1,946	63,342
Aeropostale, Inc.* (Retail)	9,730	405,546
Affymetrix, Inc.* (Biotechnology)	12,649	314,834
Airgas, Inc. (Chemicals)	8,757	419,460
AirTran Holdings, Inc.* (Airlines)	17,514	191,253
Albemarle Corp. (Chemicals)	9,730	374,897
Alberto-Culver Co. (Cosmetics/Personal Care)	7,784	184,636
Alliance Data Systems Corp.* (Commercial Services)	12,649	977,515
Alliant Techsystems, Inc.* (Aerospace/Defense)	5,838	578,838
American Eagle Outfitters, Inc. (Retail)	37,947	973,720
Ametek, Inc. (Electrical Components & Equipment)	20,433	810,781
Amphenol Corp.—Class A (Electronics)	33,082	1,179,373
AnnTaylor Stores Corp.* (Retail)	7,784	275,709
Applebee’s International, Inc. (Retail)	13,622	328,290
Apria Healthcare Group, Inc.* (Healthcare-Services)	7,784	223,946
Aqua America, Inc. (Water)	12,649	284,476
Arch Coal, Inc. (Coal	8,757	304,744
Arthur J. Gallagher & Co. (Insurance)	10,703	298,400
Atmel Corp.* (Semiconductors)	22,379	124,427
Avocent Corp.* (Internet)	3,892	112,907
Barnes & Noble, Inc. (Retail)	3,892	149,725
Beckman Coulter, Inc. (Healthcare-Products)	8,757	566,403
Blyth, Inc. (Household Products/Wares)	2,919	77,587
Boyd Gaming Corp. (Lodging)	3,892	191,447
Brinker International, Inc. (Retail)	23,352	683,513
Broadridge Financial Solutions, Inc. (Software)	14,595	279,056
Brown & Brown, Inc. (Insurance)	21,406	538,147
Cadence Design Systems, Inc.* (Computers)	17,514	384,607
Cameron International Corp.* (Oil & Gas Services)	11,676	834,484
Career Education Corp.* (Commercial Services)	17,514	591,448
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	5,838	271,525
Carmax, Inc.* (Retail)	23,352	595,476
Carpenter Technology Corp. (Iron/Steel)	1,946	253,583
Catalina Marketing Corp. (Advertising)	6,811	214,547
Cathay Bancorp, Inc. (Banks)	4,865	163,172
CBRL Group, Inc. (Retail)	3,892	165,332
CDW Corp.* (Distribution/Wholesale)	11,676	992,110
Cephalon, Inc.* (Pharmaceuticals)	11,676	938,634
Ceridian Corp.* (Computers)	10,703	374,605
Cerner Corp.* (Software)	12,649	701,640
Charles River Laboratories International, Inc.* (Biotechnology)	7,784	401,810
Charming Shoppes, Inc.* (Retail)	10,703	115,913
CheckFree Corp.* (Internet)	6,811	273,802
Cheesecake Factory, Inc.* (Retail)	14,595	357,869
Chico’s FAS, Inc.* (Retail)	33,082	805,216
Choicepoint, Inc.* (Commercial Services)	15,568	660,862
Church & Dwight, Inc. (Household Products/Wares)	12,649	612,971
Cimarex Energy Co. (Oil & Gas)	9,730	383,459
Cincinnati Bell, Inc.* (Telecommunications)	20,433	118,103
City National Corp. (Banks)	3,892	296,142
Coldwater Creek, Inc.* (Retail)	6,811	158,220
Commercial Metals Co. (Metal Fabricate/Hardware)	22,379	755,739
Commscope, Inc.* (Telecommunications)	2,919	170,324
Community Health Systems, Inc.* (Healthcare-Services)	18,487	747,799
Copart, Inc.* (Retail)	13,622	416,697
Corinthian Colleges, Inc.* (Commercial Services)	16,541	269,453
Covance, Inc.* (Healthcare-Services)	11,676	800,507
Crane Co. (Miscellaneous Manufacturing)	2,919	132,669
Cree Research, Inc.* (Semiconductors)	14,595	377,281
CSG Systems International, Inc.* (Software)	8,757	232,148
Cullen/Frost Bankers, Inc. (Banks)	3,892	208,105
Cypress Semiconductor Corp.* (Semiconductors)	7,784	181,289
CYTYC Corp.* (Healthcare-Products)	21,406	922,813
Denbury Resources, Inc.* (Oil & Gas)	22,379	839,213
DENTSPLY International, Inc. (Healthcare-Products)	29,190	1,116,809
DeVry, Inc. (Commercial Services)	11,676	397,218
Dick’s Sporting Goods, Inc.* (Retail)	6,811	396,196
Diebold, Inc. (Computers)	6,811	355,534
Digital River, Inc.* (Internet)	4,865	220,141
Dollar Tree Stores, Inc.* (Retail)	19,460	847,483
Donaldson Co., Inc. (Miscellaneous Manufacturing)	13,622	484,262

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

DRS Technologies, Inc. (Aerospace/Defense)	2,919	$167,171
DST Systems, Inc.* (Computers)	10,703	847,785
Dun & Bradstreet Corp. (Software)	11,676	1,202,394
Eaton Vance Corp. (Diversified Financial Services)	24,325	1,074,678
Edwards Life sciences Corp.* (Healthcare-Products)	10,703	528,086
Encore Acquisition Co.* (Oil & Gas)	6,811	189,346
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	24,325	832,645
Energizer Holdings, Inc.* (Electrical Components & Equipment)	10,703	1,066,019
Entercom Communications Corp. (Media)	4,865	121,090
Equitable Resources, Inc. (Pipelines)	23,352	1,157,325
Everest Re Group, Ltd.ADR (Insurance)	12,649	1,374,187
Expeditors International of Washington, Inc. (Transportation)	40,866	1,687,766
F5 Networks, Inc.* (Internet)	3,892	313,695
Fair Isaac Corp. (Software)	10,703	429,404
Fastenal Co. (Distribution/Wholesale)	23,352	977,515
First Community Bancorp (Banks)	1,946	111,331
Florida Rock Industries, Inc. (Building Materials)	5,838	394,065
Flowserve Corp. (Machinery-Diversified)	5,838	418,001
FMC Technologies, Inc.* (Oil & Gas Services)	12,649	1,002,054
Frontier Oil Corp. (Oil & Gas)	20,433	894,352
GameStop Corp.* (Retail)	29,190	1,141,329
Gartner Group, Inc.* (Commercial Services)	5,838	143,556
Gen-Probe, Inc.* (Healthcare-Products)	9,730	587,887
Gentex Corp. (Electronics)	19,460	383,167
Global Payments, Inc. (Software)	13,622	540,112
Graco, Inc. (Machinery-Diversified)	12,649	509,502
Granite Construction, Inc. (Engineering & Construction)	2,919	187,341
Grant Prideco, Inc.* (Oil & Gas Services)	13,622	733,272
Hanesbrands, Inc.* (Apparel)	6,811	184,101
Hansen Natural Corp.* (Beverages)	11,676	501,834
Harris Corp. (Telecommunications)	17,514	955,389
Harte-Hanks, Inc. (Advertising)	8,757	224,880
HCC Insurance Holdings, Inc. (Insurance)	21,406	715,174
Health Management Associates, Inc.—Class A (Healthcare-Services)	45,731	519,504
Health Net, Inc.* (Healthcare-Services)	14,595	770,616
Helmerich & Payne, Inc. (Oil & Gas)	6,811	241,246
Henry Schein, Inc.* (Healthcare-Products)	16,541	883,786
Herman Miller, Inc. (Office Furnishings)	5,838	184,481
Hillenbrand Industries, Inc. (Healthcare-Products)	3,892	252,980
HNI Corp. (Office Furnishings)	3,892	159,572
Hormel Foods Corp. (Food)	7,784	290,732
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	6,811	112,586
Imation Corp. (Computers)	1,946	71,730
IndyMac Bancorp, Inc. (Diversified Financial Services)	7,784	227,059
Integrated Device Technology, Inc.* (Semiconductors)	8,757	133,719
International Rectifier Corp.* (Semiconductors)	6,811	253,778
International Speedway Corp. (Entertainment)	6,811	359,008
Intuitive Surgical, Inc.* (Healthcare-Products)	3,892	540,093
Invitrogen Corp.* (Biotechnology)	8,757	645,829
ITT Educational Services, Inc.* (Commercial Services)	5,838	685,264
J.B. Hunt Transport Services, Inc. (Transportation)	10,703	313,812
Jack Henry & Associates, Inc. (Computers)	14,595	375,821
Jacobs Engineering Group, Inc.* (Engineering & Construction)	23,352	1,342,974
Jefferies Group, Inc. (Diversified Financial Services)	10,703	288,767
JetBlue Airways Corp.* (Airlines)	14,595	171,491
John Wiley & Sons, Inc. (Media)	8,757	422,876
Joy Global, Inc. (Machinery-Construction & Mining)	9,730	567,551
KBR, Inc.* (Engineering & Construction)	6,811	178,653
Kindred Healthcare, Inc.* (Healthcare-Services)	2,919	89,672
Korn/Ferry International* (Commercial Services)	1,946	51,102
Lam Research Corp.* (Semiconductors)	13,622	700,171
Lattice Semiconductor Corp.* (Semiconductors)	4,865	27,828
Laureate Education, Inc.* (Commercial Services)	3,892	239,981
Leucadia National Corp. (Holding Companies-Diversified)	31,136	1,097,544
LifePoint Hospitals, Inc.* (Healthcare-Services)	6,811	263,449
Lincare Holdings, Inc.* (Healthcare-Services)	17,514	697,933
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,892	288,942
M.D.C. Holdings, Inc. (Home Builders)	3,892	188,217
Macrovision Corp.* (Entertainment)	9,730	292,484
Martin Marietta Materials (Building Materials)	3,892	630,582
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	5,838	254,595
McAfee, Inc.* (Internet)	30,163	1,061,738
MDU Resources Group, Inc. (Electric)	12,649	354,678
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	10,703	326,870
Mentor Graphics Corp.* (Computers)	6,811	89,701
Micrel, Inc. (Semiconductors)	3,892	49,506
Microchip Technology, Inc. (Semiconductors)	22,379	828,918
Millennium Pharmaceuticals, Inc.* (Biotechnology)	19,460	205,692
Mine Safety Appliances Co. (Environmental Control)	5,838	255,471
Minerals Technologies, Inc. (Chemicals)	973	65,142
Mohawk Industries, Inc.* (Textiles)	5,838	588,412
Moneygram International, Inc. (Software)	6,811	190,367
MSC Industrial Direct Co.—Class A (Retail)	5,838	321,090
National Instruments Corp. (Computers)	5,838	190,144
Navigant Consulting Co.* (Commercial Services)	4,865	90,294
NBTY, Inc.* (Pharmaceuticals)	10,703	462,370
Netflix, Inc.* (Internet)	3,892	75,466
NeuStar, Inc.* (Telecommunications)	5,838	169,127
New York Community Bancorp (Savings & Loans)	26,271	447,132
Newfield Exploration Co.* (Oil & Gas)	24,325	1,108,004
Noble Energy, Inc. (Oil & Gas)	24,325	1,517,637
Nordson Corp. (Machinery-Diversified)	1,946	97,611
Nuveen Investments—Class A (Diversified Financial Services)	14,595	907,079
NVR, Inc.* (Home Builders)	973	661,397
O’Reilly Automotive, Inc.* (Retail)	21,406	782,389
Omnicare, Inc. (Pharmaceuticals)	14,595	526,296
Oshkosh Truck Corp. (Auto Manufacturers)	13,622	857,096
Pacific Sunwear of California, Inc.* (Retail)	13,622	299,684
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	6,811	192,275
Parametric Technology Corp.* (Software)	5,838	126,159
Patterson-UTI Energy, Inc. (Oil & Gas)	30,163	790,572
Payless ShoeSource, Inc.* (Retail)	4,865	153,491
PDL BioPharma, Inc.* (Biotechnology)	10,703	249,380
Petsmart, Inc. (Retail)	25,298	820,920
Pharmaceutical Product Development, Inc. (Commercial Services)	19,460	744,734
Phillips-Van Heusen Corp. (Apparel)	3,892	235,738
Pioneer Natural Resources Co. (Oil & Gas)	23,352	1,137,476
Plains Exploration & Production Co.* (Oil & Gas)	6,811	325,634
Plantronics, Inc. (Telecommunications)	8,757	229,609
PMI Group, Inc. (Insurance)	7,784	347,711
Pogo Producing Co. (Oil & Gas)	10,703	543,605
Polycom, Inc.* (Telecommunications)	8,757	294,235
Pride International, Inc.* (Oil & Gas)	9,730	364,486
Psychiatric Solutions, Inc.* (Healthcare-Services)	3,892	141,124
Quanta Services, Inc.* (Commercial Services)	5,838	179,051

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Quicksilver Resources, Inc.* (Oil & Gas)	10,703	$477,140
Radian Group, Inc. (Insurance)	9,730	525,420
Raymond James Financial Corp. (Diversified Financial Services)	7,784	240,526
Regis Corp. (Retail)	4,865	186,086
Reliance Steel & Aluminum Co. (Iron/Steel)	4,865	273,705
Rent-A-Center, Inc.* (Commercial Services)	7,784	204,174
Republic Services, Inc. (Environmental Control)	18,487	566,442
ResMed, Inc.* (Healthcare-Products)	14,595	602,190
RF Micro Devices, Inc.* (Telecommunications)	16,541	103,216
Rollins, Inc. (Commercial Services)	5,838	132,931
Roper Industries, Inc. (Miscellaneous Manufacturing)	16,541	944,491
Ross Stores, Inc. (Retail)	26,271	809,147
Ruby Tuesday, Inc. (Retail)	10,703	281,810
Scientific Games Corp.—Class A* (Entertainment)	12,649	442,083
SEI Investments Co. (Software)	23,352	678,142
Semtech Corp.* (Semiconductors)	6,811	118,035
Sepracor, Inc.* (Pharmaceuticals)	20,433	838,162
Silicon Laboratories, Inc.* (Semiconductors)	10,703	370,431
Sotheby’s (Commercial Services)	3,892	179,110
Southwestern Energy Co.* (Oil & Gas)	32,109	1,428,850
SPX Corp. (Miscellaneous Manufacturing)	4,865	427,196
SRA International, Inc.—Class A* (Computers)	7,784	196,624
StanCorp Financial Group, Inc. (Insurance)	5,838	306,378
Steel Dynamics, Inc. (Iron/Steel)	17,514	734,012
Stericycle, Inc.* (Environmental Control)	17,514	778,672
STERIS Corp. (Healthcare-Products)	7,784	238,190
Strayer Education, Inc. (Commercial Services)	2,919	384,461
Superior Energy Services, Inc.* (Oil & Gas Services)	14,595	582,632
SVB Financial Group* (Banks)	2,919	155,028
Sybase, Inc.* (Software)	7,784	185,960
Synopsys, Inc.* (Computers)	12,649	334,313
TCF Financial Corp. (Banks)	10,703	297,543
Techne Corp.* (Healthcare-Products)	7,784	445,323
Teleflex, Inc. (Miscellaneous Manufacturing)	2,919	238,716
The Brink’s Co. (Miscellaneous Manufacturing)	4,865	301,095
The Commerce Group, Inc. (Insurance)	3,892	135,130
The Corporate Executive Board Co. (Commercial Services)	7,784	505,259
The Ryland Group, Inc. (Home Builders)	7,784	290,888
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	3,892	167,122
The Timberland Co.—Class A* (Apparel)	9,730	245,099
Thomas & Betts Corp.* (Electronics)	2,919	169,302
Thor Industries, Inc. (Home Builders)	6,811	307,449
Toll Brothers, Inc.* (Home Builders)	24,325	607,639
Tootsie Roll Industries, Inc. (Food)	2,919	80,885
Transaction Systems Architect, Inc.* (Software)	4,865	163,756
Triad Hospitals, Inc.* (Healthcare-Services)	8,757	470,776
Universal Health Services, Inc.—Class B (Healthcare-Services)	10,703	658,235
Urban Outfitters, Inc.* (Retail)	21,406	514,386
UTStarcom, Inc.* (Telecommunications)	12,649	70,961
Valassis Communications, Inc.* (Commercial Services)	8,757	150,533
Valspar Corp. (Chemicals)	9,730	276,429
ValueClick, Inc.* (Internet)	8,757	257,981
Varian, Inc.* (Electronics)	3,892	213,398
VCA Antech, Inc.* (Pharmaceuticals)	7,784	293,379
Ventana Medical Systems, Inc.* (Healthcare-Products)	5,838	451,102
Vertex Pharmaceuticals, Inc.* (Biotechnology)	9,730	277,889
W.R. Berkley Corp. (Insurance)	32,109	1,044,827
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	15,568	404,924
Washington Post Co.—Class B (Media)	973	755,136
WellCare Health Plans, Inc.* (Healthcare-Services)	3,892	352,265
Westamerica Bancorp (Banks)	2,919	129,137
Western Digital Corp.* (Computers)	41,839	809,585
Williams Sonoma, Inc. (Retail)	21,406	676,001
Wind River Systems, Inc.* (Software)	3,892	42,812
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	13,622	527,716

TOTAL COMMON STOCKS
(Cost $98,789,129)		115,286,236

TOTAL INVESTMENT SECURITIES
(Cost $98,789,129)—99.9%		115,286,236
Net other assets (liabilities)—0.1%		110,357

NET ASSETS—100.0%		$115,396,593

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring September 2007 (Underlying face amount at value $180,700)	2	$(1,565)

ProFund VP Mid-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising		0.4%
Aerospace/Defense		0.6%
Airlines		0.3%
Apparel		0.6%
Auto Manufacturers		0.7%
Banks		1.2%
Beverages		0.4%
Biotechnology		1.8%
Building Materials		0.8%
Chemicals		1.0%
Coal		0.3%
Commercial Services		5.5%
Computers		3.5%
Cosmetics/Personal Care		0.2%
Distribution/Wholesale		1.7%
Diversified Financial Services		2.7%
Electric		0.3%
Electrical Components & Equipment		1.6%
Electronics		1.6%
Engineering & Construction		1.6%
Entertainment		1.0%
Environmental Control		1.4%
Food		0.4%
Hand/Machine Tools		0.3%
Healthcare-Products		6.3%
Healthcare-Services		4.9%
Holding Companies-Diversified		1.0%
Home Builders		2.0%
Household Products/Wares		0.7%
Insurance		4.7%
Internet		2.0%
Iron/Steel		1.0%

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2007

Lodging	0.2%
Machinery-Construction & Mining	0.5%
Machinery-Diversified	1.4%
Media	1.2%
Metal Fabricate/Hardware	0.7%
Miscellaneous Manufacturing	2.6%
Office Furnishings	0.3%
Oil & Gas	8.9%
Oil & Gas Services	2.7%
Pharmaceuticals	3.9%
Pipelines	1.0%
Retail	11.6%
Savings & Loans	0.4%
Semiconductors	2.6%
Software	5.0%
Telecommunications	1.9%
Textiles	0.5%
Transportation	1.8%
Water	0.2%
Other**	0.1%

** Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Growth (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $98,789,129)	$115,286,236
Segregated cash balances with brokers for futures contracts	6,969
Dividends and interest receivable	29,959
Receivable for capital shares issued	5,548,649
Receivable for investments sold	746,381
Prepaid expenses	760

Total Assets	121,618,954

Liabilities:
Cash overdraft	972,020
Payable for investments purchased	5,084,512
Variation margin on futures contracts	620
Advisory fees payable	62,517
Management services fees payable	8,336
Administration fees payable	2,523
Administrative services fees payable	29,171
Distribution fees payable	20,856
Trustee fees payable	20
Transfer agency fees payable	5,744
Fund accounting fees payable	3,788
Compliance services fees payable	547
Other accrued expenses	31,707

Total Liabilities	6,222,361

Net Assets	$115,396,593

Net Assets consist of:
Capital	$96,285,641
Accumulated net investment income (loss)	(93,490)
Accumulated net realized gains (losses) on investments	2,708,900
Net unrealized appreciation (depreciation) on investments	16,495,542

Net Assets	$115,396,593

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,962,927

Net Asset Value (offering and redemption price per share)	$38.95

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$595,283
Interest	7,810

Total Investment Income	603,093

Expenses:
Advisory fees	311,013
Management services fees	62,203
Administration fees	15,133
Transfer agency fees	14,486
Administrative services fees	145,181
Distribution fees	103,671
Custody fees	20,401
Fund accounting fees	20,546
Trustee fees	706
Compliance services fees	1,068
Other fees	22,910

Total Gross Expenses before reductions	717,318
Less Expenses reduced by the Advisor	(20,735)

Total Net Expenses	696,583

Net Investment Income (Loss)	(93,490)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,156,369
Net realized gains (losses) on futures contracts	13,579
Change in net unrealized appreciation/depreciation on investments	3,512,805

Net Realized and Unrealized Gains (Losses) on Investments	7,682,753

Change in Net Assets Resulting from Operations	$7,589,263

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Growth

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$(93,490)	$(898,511)
Net realized gains (losses) on investments	4,169,948	10,051,920
Change in net unrealized appreciation/depreciation on investments	3,512,805	(3,616,425)

Change in net assets resulting from operations	7,589,263	5,536,984

Distributions to Shareholders From:
Net realized gains on investments	—	(3,055,369)

Change in net assets resulting from distributions	—	(3,055,369)

Capital Transactions:
Proceeds from shares issued	249,636,466	567,079,866
Dividends reinvested	—	3,055,369
Value of shares redeemed	(208,945,583)	(661,222,215)

Change in net assets resulting from capital transactions	40,690,883	(91,086,980)

Change in net assets	48,280,146	(88,605,365)
Net Assets:
Beginning of period	67,116,447	155,721,812

End of period	$115,396,593	$67,116,447

Accumulated net investment income (loss)	$(93,490)	$—

Share Transactions:
Issued	6,724,517	15,973,288
Reinvested	—	93,694
Redeemed	(5,700,303)	(18,598,280)

Change in shares	1,024,214	(2,531,298)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Mid-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the	For the	For the	For the	For the period
	June 30, 2007		year ended	year ended	year ended	year ended	May 1, 2002 through
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002(a)

Net Asset Value, Beginning of Period	$34.62		$34.84	$32.34	$29.80	$23.36	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.04)		(0.40)	(0.36)	(0.36)	(0.35)	(0.21)
Net realized and unrealized gains (losses) on investments	4.37		1.69	3.95	3.62	6.87	(6.43)

Total income (loss) from investment activities	4.33		1.29	3.59	3.26	6.52	(6.64)

Distributions to Shareholders From:
Net realized gains on investments	—		(1.51)	(1.09)	(0.72)	(0.08)	—

Net Asset Value, End of Period	$38.95		$34.62	$34.84	$32.34	$29.80	$23.36

Total Return	12.51	%(c)	3.98%	11.22%	11.08%	27.91%	(22.13	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.73%		1.78%	1.89%	1.94%	2.02%	2.22%
Net expenses(d)	1.68%		1.76%	1.89%	1.94%	1.98%	1.98%
Net investment income (loss)(d)	(0.23)%		(1.13)%	(1.07)%	(1.20)%	(1.31)%	(1.32)%

Supplemental Data:
Net assets, end of period (000’s)	$115,397		$67,116	$155,722	$75,078	$46,561	$15,064
Portfolio turnover rate(e)	222	%(c)	685%	943%	792%	678%	1,594	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Largest Equity Holdings
Company	% of Net Assets

Shaw Group, Inc.	1.2%
UGI Corp.	0.9%
Kansas City Southern Industries, Inc.	0.9%
Atmos Energy Corp.	0.8%
URS Corp.	0.8%
S&P SmallCap 600/Citigroup Value Index - Composition
% of Index

Industrial	25%
Financial	20%
Consumer Cyclical	15%
Consumer Non-Cyclical	13%
Utilities	8%
Technology	7%
Basic Materials	5%
Communications	5%
Energy	2%

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (100.1%)
	Shares	Value

4Kids Entertainment, Inc.* (Media)	1,976	$29,640
A.M. Castle & Co. (Metal Fabricate/Hardware)	1,729	62,088
AAR Corp.* (Aerospace/Defense)	5,434	179,376
Aaron Rents, Inc. (Commercial Services)	2,964	86,549
ABM Industries, Inc. (Commercial Services)	6,422	165,752
Acadia Realty Trust (REIT)	4,693	121,783
Actel Corp.* (Semiconductors)	2,717	37,793
Acuity Brands, Inc. (Miscellaneous Manufacturing)	3,705	223,337
Adaptec, Inc.* (Telecommunications)	17,043	64,934
Administaff, Inc. (Commercial Services)	2,223	74,448
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	5,187	117,537
Aeroflex, Inc.* (Telecommunications)	4,940	70,000
Agilysys, Inc. (Computers)	4,446	100,035
Alabama National BanCorp. (Banks)	1,235	76,372
Albany International Corp.—Class A (Machinery-Diversified)	4,199	169,808
ALLETE, Inc. (Electric)	4,446	209,184
Alliance One International, Inc.* (Agriculture)	12,844	129,082
Allscripts Healthcare Solutions, Inc.* (Software)	3,952	100,697
Alpharma, Inc.—Class A (Pharmaceuticals)	6,175	160,612
AMCOL International Corp. (Mining)	3,211	87,692
American States Water Co. (Water)	2,470	87,858
AMERIGROUP Corp.* (Healthcare-Services)	4,693	111,693
Analogic Corp. (Electronics)	1,976	145,256
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,235	32,345
Angelica Corp. (Textiles)	1,482	31,241
Anixter International, Inc.* (Telecommunications)	4,940	371,537
Ansoft Corp.* (Computers)	494	14,568
Apogee Enterprises, Inc. (Building Materials)	4,199	116,816
Applied Industrial Technologies, Inc. (Machinery-Diversified)	5,434	160,303
Applied Signal Technology, Inc. (Telecommunications)	1,729	26,990
AptarGroup, Inc. (Miscellaneous Manufacturing)	4,446	158,100
Arbitron, Inc. (Commercial Services)	1,976	101,823
Arch Chemicals, Inc. (Chemicals)	3,458	121,514
Arctic Cat, Inc. (Leisure Time)	1,729	34,234
Arkansas Best Corp. (Transportation)	3,705	144,384
ArQule, Inc.* (Biotechnology)	2,717	19,155
Arris Group, Inc.* (Telecommunications)	12,350	217,236
Ashworth, Inc.* (Apparel)	2,223	15,561
Astec Industries, Inc.* (Machinery-Construction & Mining)	1,976	83,427
ATMI, Inc.* (Semiconductors)	3,458	103,740
Atmos Energy Corp. (Gas)	12,597	378,666
Atwood Oceanics, Inc.* (Oil & Gas)	2,223	152,542
Audiovox Corp.—Class A* (Telecommunications)	2,717	35,239
Authorize.Net Holdings, Inc.* (Internet)	2,470	44,188
Avid Technology, Inc.* (Software)	4,199	148,435
Avista Corp. (Electric)	7,657	165,008
Axcelis Technologies, Inc.* (Semiconductors)	14,820	96,182
Baldor Electric Co. (Hand/Machine Tools)	5,681	279,960
Bank Mutual Corp. (Banks)	8,892	102,525
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	6,669	57,420
BankUnited Financial Corp.—Class A (Savings & Loans)	2,717	54,530
Barnes Group, Inc. (Miscellaneous Manufacturing)	5,681	179,974
Bassett Furniture Industries, Inc. (Home Furnishings)	1,729	23,601
Bel Fuse, Inc.—Class B (Electronics)	1,235	42,027
Belden, Inc. (Electrical Components & Equipment)	6,422	355,458
Bell Microproducts, Inc.* (Distribution/Wholesale)	4,446	28,988
Benchmark Electronics, Inc.* (Electronics)	9,386	212,311
Big 5 Sporting Goods Corp. (Retail)	2,223	56,686
Black Box Corp. (Telecommunications)	2,470	102,209
Blue Coat Systems, Inc.* (Internet)	1,482	73,389
Blue Nile, Inc.* (Internet)	1,482	89,513
Boston Private Financial Holdings, Inc. (Banks)	2,470	66,369
Bowne & Co., Inc. (Commercial Services)	4,199	81,922
Brady Corp.—Class A (Electronics)	4,446	165,124
Briggs & Stratton Corp. (Machinery-Diversified)	7,163	226,064
Brightpoint, Inc.* (Distribution/Wholesale)	7,410	102,184
Bristow Group, Inc.* (Transportation)	1,729	85,672
Brookline Bancorp, Inc. (Savings & Loans)	8,892	102,347
Brooks Automation, Inc.* (Semiconductors)	10,868	197,254
Brown Shoe Co., Inc. (Retail)	3,952	96,113
Brush Engineered Materials, Inc.* (Mining)	2,223	93,344
Buckeye Technologies, Inc.* (Forest Products & Paper)	5,434	84,064
Building Materials Holding Corp. (Distribution/Wholesale)	4,199	59,584

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

C&D Technologies, Inc.* (Electrical Components & Equipment)	3,705	$20,748
C-COR, Inc.* (Telecommunications)	5,434	76,402
California Pizza Kitchen, Inc.* (Retail)	1,482	31,833
Cambrex Corp. (Biotechnology)	3,952	52,443
Captaris, Inc.* (Software)	2,717	13,911
Caraustar Industries, Inc.* (Forest Products & Paper)	4,199	22,045
Cascade Corp. (Machinery-Diversified)	988	77,499
Cascade Natural Gas Corp. (Gas)	1,729	45,663
Casey’s General Stores, Inc. (Retail)	7,410	201,997
Cash America International, Inc. (Retail)	1,482	58,761
Catapult Communications Corp.* (Computers)	741	7,351
CDI Corp. (Commercial Services)	1,976	63,627
Centene Corp.* (Healthcare-Services)	3,211	68,780
Central Garden & Pet Co.—Class A* (Household Products/Wares)	6,916	81,125
Central Pacific Financial Corp. (Banks)	4,446	146,762
Central Vermont Public Service Corp. (Electric)	1,482	55,842
Century Aluminum Co.* (Mining)	4,199	229,391
CH Energy Group, Inc. (Electric)	1,976	88,861
Champion Enterprises, Inc.* (Home Builders)	11,115	109,260
Charlotte Russe Holding, Inc.* (Retail)	988	26,548
Chattem, Inc.* (Cosmetics/Personal Care)	988	62,619
Checkpoint Systems, Inc.* (Electronics)	3,211	81,078
Chemed Corp. (Commercial Services)	3,705	245,604
Chesapeake Corp. (Packaging & Containers)	2,964	37,257
Chittenden Corp. (Banks)	6,669	233,082
Ciber, Inc.* (Computers)	7,904	64,655
CKE Restaurants, Inc. (Retail)	10,127	203,249
Clarcor, Inc. (Miscellaneous Manufacturing)	2,964	110,943
CLECO Corp. (Electric)	8,398	205,751
Coachmen Industries, Inc. (Home Builders)	2,223	21,474
Cognex Corp. (Machinery-Diversified)	6,422	144,559
Coherent, Inc.* (Electronics)	4,446	135,647
Cohu, Inc. (Semiconductors)	3,211	71,445
Colonial Properties Trust (REIT)	6,669	243,085
Community Bank System, Inc. (Banks)	4,446	89,009
Concur Technologies, Inc.* (Software)	2,470	56,439
CONMED Corp.* (Healthcare-Products)	2,717	79,554
Consolidated Graphics, Inc.* (Commercial Services)	1,729	119,785
Corn Products International, Inc. (Food)	6,669	303,106
Corus Bankshares, Inc. (Banks)	3,458	59,685
Cost Plus, Inc.* (Retail)	3,211	27,229
CPI Corp. (Commercial Services)	741	51,499
Cross Country Healthcare, Inc.* (Commercial Services)	1,235	20,600
CryoLife, Inc.* (Biotechnology)	2,470	32,135
CT Communications, Inc. (Telecommunications)	2,223	67,824
CTS Corp. (Electronics)	5,187	65,667
Cubic Corp. (Electronics)	988	29,818
Cyberonics, Inc.* (Healthcare-Products)	1,235	20,773
Cymer, Inc.* (Electronics)	3,211	129,082
Datascope Corp. (Healthcare-Products)	1,729	66,186
Delphi Financial Group, Inc.—Class A (Insurance)	2,717	113,625
Deltic Timber Corp. (Forest Products & Paper)	988	54,162
Digi International, Inc.* (Software)	3,705	54,612
Dime Community Bancshares, Inc. (Savings & Loans)	3,952	52,127
Ditech Networks, Inc.* (Telecommunications)	3,458	28,321
DJO, Inc.* (Healthcare-Products)	1,235	50,968
Downey Financial Corp. (Savings & Loans)	2,717	179,268
Drill-Quip, Inc.* (Oil & Gas Services)	1,482	66,616
DSP Group, Inc.* (Semiconductors)	1,482	30,337
EastGroup Properties, Inc. (REIT)	3,458	151,530
EDO Corp. (Aerospace/Defense)	988	32,476
EGL, Inc.* (Transportation)	4,693	218,131
El Paso Electric Co.* (Electric)	4,199	103,127
Electro Scientific Industries, Inc.* (Electronics)	4,199	87,339
EMCOR Group, Inc.* (Engineering & Construction)	4,693	342,120
Energen Corp. (Gas)	3,952	217,123
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,235	52,846
Entertainment Properties Trust (REIT)	3,952	212,539
Enzo Biochem, Inc.* (Biotechnology)	2,470	36,926
Epicor Software Corp.* (Software)	3,458	51,420
Essex Property Trust, Inc. (REIT)	1,976	229,809
Esterline Technologies Corp.* (Aerospace/Defense)	2,470	119,326
Ethan Allen Interiors, Inc. (Home Furnishings)	4,693	160,735
Exar Corp.* (Semiconductors)	5,434	72,816
FEI Co.* (Electronics)	1,976	64,141
Financial Federal Corp. (Diversified Financial Services)	3,952	117,849
First BanCorp. (Banks)	11,856	130,297
First Cash Financial Services, Inc.* (Retail)	988	23,159
First Commonwealth Financial Corp. (Banks)	9,139	99,798
First Financial Bancorp (Banks)	4,693	70,348
First Indiana Corp. (Banks)	1,976	43,709
First Midwest Bancorp, Inc. (Banks)	4,693	166,648
First Republic Bank (Banks)	2,717	145,794
FirstFed Financial Corp.* (Savings & Loans)	1,235	70,062
Flagstar Bancorp, Inc. (Savings & Loans)	5,681	68,456
Fleetwood Enterprises, Inc.* (Home Builders)	9,386	84,943
Flowers Foods, Inc. (Food)	7,410	247,198
Fred’s, Inc. (Retail)	5,928	79,317
Fremont General Corp. (Banks)	9,880	106,309
Frontier Airlines Holdings, Inc.* (Airlines)	5,434	30,430
Frontier Financial Corp. (Banks)	2,470	55,649
Fuller (H.B.) Co. (Chemicals)	8,645	258,399
G & K Services, Inc. (Textiles)	3,211	126,867
Gardner Denver, Inc.* (Machinery-Diversified)	3,458	147,138
GenCorp, Inc.* (Aerospace/Defense)	4,199	54,881
Genesco, Inc.* (Retail)	741	38,762
Genesis Healthcare Corp.* (Healthcare-Services)	2,964	202,797
Gentiva Health Services, Inc.* (Healthcare-Services)	3,952	79,277
Georgia Gulf Corp. (Chemicals)	4,940	89,463
Gerber Scientific, Inc.* (Machinery-Diversified)	3,458	40,182
Gevity HR, Inc. (Commercial Services)	3,705	71,618
Gibraltar Industries, Inc. (Iron/Steel)	4,199	93,008
Glacier Bancorp, Inc. (Banks)	3,211	65,344
Griffon Corp.* (Miscellaneous Manufacturing)	1,729	37,658
Group 1 Automotive, Inc. (Retail)	3,458	139,496
Haemonetics Corp.* (Healthcare-Products)	1,482	77,968
Hanmi Financial Corp. (Banks)	2,717	46,352
Harmonic, Inc.* (Telecommunications)	7,904	70,108
Haverty Furniture Cos., Inc. (Retail)	3,211	37,472
Healthcare Services Group, Inc. (Commercial Services)	1,482	43,719
Heidrick & Struggles International, Inc.* (Commercial Services)	1,976	101,250
Hooper Holmes, Inc.* (Commercial Services)	9,880	33,098
Hub Group, Inc.—Class A* (Transportation)	3,705	130,268
Hutchinson Technology, Inc.* (Computers)	1,729	32,522
Iconix Brand Group, Inc.* (Apparel)	5,681	126,232
IDEX Corp. (Machinery-Diversified)	6,669	257,023
IHOP Corp. (Retail)	1,235	67,221
Independent Bank Corp. Michigan (Banks)	1,482	25,505
Informatica Corp.* (Software)	7,410	109,446
Infospace, Inc. (Internet)	4,446	103,192
Inland Real Estate Corp. (REIT)	9,880	167,762
Input/Output, Inc.* (Oil & Gas Services)	7,410	115,670
Insight Enterprises, Inc.* (Retail)	7,163	161,669
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	2,223	48,484
Inter-Tel, Inc. (Software)	3,211	76,839

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Interface, Inc.—Class A (Office Furnishings)	5,434	$102,485
Intevac, Inc.* (Machinery-Diversified)	2,223	47,261
Invacare Corp. (Healthcare-Products)	4,693	86,023
inVentiv Health, Inc.* (Advertising)	2,964	108,512
Irwin Financial Corp. (Banks)	2,717	40,673
J & J Snack Foods Corp. (Food)	988	37,287
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	3,952	111,209
JDA Software Group, Inc.* (Software)	2,717	53,335
Jo-Ann Stores, Inc.* (Retail)	3,458	98,311
K2, Inc.* (Leisure Time)	7,163	108,806
Kaman Corp. (Aerospace/Defense)	3,458	107,855
Kansas City Southern Industries, Inc.* (Transportation)	11,115	417,257
Kaydon Corp. (Metal Fabricate/Hardware)	2,470	128,736
Keithley Instruments, Inc. (Electronics)	1,976	24,799
Kellwood Co. (Apparel)	3,705	104,185
Kendle International, Inc.* (Commercial Services)	988	36,329
Keystone Automotive Industries, Inc.* (Auto Parts & Equipment)	988	40,874
Kilroy Realty Corp. (REIT)	3,211	227,467
Kite Realty Group Trust (REIT)	4,199	79,865
Kopin Corp.* (Semiconductors)	6,669	26,009
Kulicke & Soffa Industries, Inc.* (Semiconductors)	8,398	87,927
La-Z-Boy, Inc. (Home Furnishings)	7,410	84,919
Labor Ready, Inc.* (Commercial Services)	4,199	97,039
LaBranche & Co., Inc.* (Diversified Financial Services)	7,657	56,509
Laclede Group, Inc. (Gas)	3,211	102,367
Lance, Inc. (Food)	4,446	104,748
LandAmerica Financial Group, Inc. (Insurance)	2,470	238,330
Landry’s Restaurants, Inc. (Retail)	2,470	74,742
Lawson Products, Inc. (Metal Fabricate/Hardware)	494	19,118
LCA-Vision, Inc. (Healthcare-Products)	1,729	81,713
Lennox International, Inc. (Building Materials)	8,398	287,464
Lexington Corporate Properties Trust (REIT)	9,880	205,504
Libbey, Inc. (Housewares)	1,976	42,622
Lindsay Manufacturing Co. (Machinery-Diversified)	741	32,819
Lithia Motors, Inc.—Class A (Retail)	1,729	43,813
Littelfuse, Inc.* (Electrical Components & Equipment)	1,976	66,730
Live Nation, Inc.* (Commercial Services)	9,633	215,587
LoJack Corp.* (Electronics)	988	22,023
Longs Drug Stores Corp. (Retail)	4,199	220,531
LTC Properties, Inc. (REIT)	2,964	67,431
Lufkin Industries, Inc. (Oil & Gas Services)	1,235	79,719
Lydall, Inc.* (Miscellaneous Manufacturing)	2,470	36,087
M/I Schottenstein Homes, Inc. (Home Builders)	1,729	45,991
MAF Bancorp, Inc. (Savings & Loans)	3,952	214,435
MagneTek, Inc.* (Electrical Components & Equipment)	2,717	13,993
Mannatech, Inc. (Pharmaceuticals)	1,235	19,624
Marcus Corp. (Lodging)	3,211	76,293
MarineMax, Inc.* (Retail)	1,482	29,670
Martek Biosciences Corp.* (Biotechnology)	1,482	38,488
Massey Energy Co. (Coal)	11,609	309,380
Material Sciences Corp.* (Iron/Steel)	1,729	20,385
Matria Healthcare, Inc.* (Healthcare-Services)	1,729	52,354
Matrix Service Co.* (Oil & Gas Services)	1,235	30,690
MAXIMUS, Inc. (Commercial Services)	1,729	75,004
Medical Properties Trust, Inc. (REIT)	5,928	78,427
Mercury Computer Systems, Inc.* (Computers)	1,235	15,067
Meridian Bioscience, Inc. (Healthcare-Products)	2,470	53,500
Mesa Air Group, Inc.* (Airlines)	5,187	34,286
Methode Electronics, Inc. (Electronics)	5,434	85,042
MGI Pharma, Inc.* (Pharmaceuticals)	4,940	110,508
Microsemi Corp.* (Semiconductors)	5,928	141,976
Mid-America Apartment Communities, Inc. (REIT)	3,458	181,476
Midas, Inc.* (Commercial Services)	1,729	39,196
MIVA, Inc.* (Internet)	4,199	27,293
MKS Instruments, Inc.* (Semiconductors)	5,434	150,522
Monaco Coach Corp. (Home Builders)	3,952	56,711
Moog, Inc.—Class A* (Aerospace/Defense)	2,964	130,742
Movado Group, Inc. (Retail)	1,729	58,336
MTS Systems Corp. (Computers)	1,235	55,167
Mueller Industries, Inc. (Metal Fabricate/Hardware)	5,434	187,147
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,952	87,379
Napster, Inc.* (Software)	4,693	15,956
Nash Finch Co. (Food)	1,976	97,812
National Presto Industries, Inc. (Housewares)	741	46,194
National Retail Properties, Inc. (REIT)	8,645	188,980
NCI Building Systems, Inc.* (Building Materials)	1,729	85,292
Neenah Paper, Inc. (Forest Products & Paper)	2,223	91,721
Network Equipment Technologies, Inc.* (Telecommunications)	2,717	25,920
New Jersey Resources Corp. (Gas)	3,952	201,631
Newport Corp.* (Electronics)	5,928	91,765
Northwest Natural Gas Co. (Gas)	3,952	182,543
Novatel Wireless, Inc.* (Telecommunications)	3,458	89,977
O’Charley’s, Inc. (Retail)	3,458	69,713
Old Dominion Freight Line, Inc.* (Transportation)	1,729	52,129
OM Group, Inc.* (Chemicals)	4,199	222,211
Omnova Solutions, Inc.* (Chemicals)	6,175	37,359
On Assignment, Inc.* (Commercial Services)	3,211	34,422
Option Care, Inc. (Healthcare-Services)	741	11,411
Osteotech, Inc.* (Healthcare-Products)	2,470	17,784
Owens & Minor, Inc. (Distribution/Wholesale)	5,928	207,124
Oxford Industries, Inc. (Apparel)	1,235	54,760
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,482	51,440
PAREXEL International Corp.* (Commercial Services)	1,976	83,111
Park Electrochemical Corp. (Electronics)	2,964	83,526
Parkway Properties, Inc. (REIT)	2,223	106,771
PC-Tel, Inc.* (Internet)	2,470	21,612
Peet’s Coffee & Tea, Inc.* (Beverages)	741	18,251
Penford Corp. (Chemicals)	1,235	33,703
Performance Food Group Co.* (Food)	5,187	168,526
Pericom Semiconductor Corp.* (Semiconductors)	3,705	41,348
Phoenix Technologies, Ltd.* (Software)	2,223	18,740
Photon Dynamics, Inc.* (Electronics)	2,470	26,923
Photronics, Inc.* (Semiconductors)	6,175	91,884
Piedmont Natural Gas Co., Inc. (Gas)	10,868	267,896
Pinnacle Entertainment, Inc.* (Entertainment)	8,151	229,451
Piper Jaffray* (Diversified Financial Services)	2,717	151,418
Planar Systems, Inc.* (Electronics)	2,470	18,500
Plexus Corp.* (Electronics)	6,669	153,320
Polaris Industries, Inc. (Leisure Time)	1,729	93,643
PolyOne Corp.* (Chemicals)	13,585	97,676
Pope & Talbot, Inc.* (Forest Products & Paper)	2,470	9,806
Presidential Life Corp. (Insurance)	3,211	63,128
ProAssurance Corp.* (Insurance)	1,729	96,253
Progress Software Corp.* (Software)	2,470	78,521
Prosperity Bancshares, Inc. (Banks)	1,482	48,550
Provident Bankshares Corp. (Banks)	4,693	153,837
PS Business Parks, Inc. (REIT)	1,235	78,262
PSS World Medical, Inc.* (Healthcare-Products)	6,175	112,508
Quaker Chemical Corp. (Chemicals)	1,482	34,975
Quanex Corp. (Metal Fabricate/Hardware)	5,434	264,636
Radiant Systems, Inc.* (Computers)	3,705	49,054
Radio One, Inc.—Class D* (Media)	11,115	78,472
RadiSys Corp.* (Computers)	3,211	39,816
Ralcorp Holdings, Inc.* (Food)	1,482	79,213
RARE Hospitality International, Inc.* (Retail)	1,482	39,673
RC2 Corp.* (Toys/Games/Hobbies)	988	39,530
Red Robin Gourmet Burgers, Inc.* (Retail)	1,235	49,857

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Regal-Beloit Corp. (Hand/Machine Tools)	4,446	$206,917
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,952	70,820
RehabCare Group, Inc.* (Healthcare-Services)	2,470	35,173
Res-Care, Inc.* (Healthcare-Services)	2,964	62,659
RLI Corp. (Insurance)	988	55,279
Robbins & Myers, Inc. (Machinery-Diversified)	1,482	78,739
Rock-Tenn Co.—Class A (Forest Products & Paper)	4,693	148,862
Rogers Corp.* (Electronics)	1,235	45,695
RTI International Metals, Inc.* (Mining)	1,976	148,931
Rudolph Technologies, Inc.* (Semiconductors)	2,223	36,924
Russ Berrie and Co., Inc.* (Household Products/Wares)	1,729	32,211
Ruth’s Chris Steak House, Inc.* (Retail)	1,235	20,983
Ryerson, Inc. (Iron/Steel)	3,705	139,493
Safety Insurance Group, Inc. (Insurance)	1,976	81,806
Savient Pharmaceuticals, Inc.* (Biotechnology)	4,199	52,152
School Specialty, Inc.* (Retail)	1,482	52,522
Schulman (A.), Inc. (Chemicals)	3,458	84,133
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,223	68,913
SCPIE Holdings, Inc.* (Insurance)	1,482	37,050
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,976	184,479
Secure Computing Corp.* (Internet)	4,199	31,870
Select Comfort Corp.* (Retail)	2,964	48,076
Selective Insurance Group, Inc. (Insurance)	8,398	225,738
Senior Housing Properties Trust (REIT)	9,880	201,058
Shaw Group, Inc.* (Engineering & Construction)	11,609	537,381
SI International, Inc.* (Computers)	1,482	48,936
Signature Bank* (Banks)	1,976	67,382
Skechers U.S.A., Inc.—Class A* (Apparel)	1,482	43,274
Skyline Corp. (Home Builders)	988	29,650
SkyWest, Inc. (Airlines)	9,386	223,668
Skyworks Solutions, Inc.* (Semiconductors)	23,465	172,468
Smith Corp. (Miscellaneous Manufacturing)	3,211	128,087
Sonic Automotive, Inc. (Retail)	4,446	128,801
Sonic Solutions* (Electronics)	1,976	24,917
South Financial Group, Inc. (Banks)	10,868	246,051
South Jersey Industries, Inc. (Gas)	4,199	148,561
Southern Union Co. (Gas)	8,645	281,741
Southwest Gas Corp. (Gas)	5,928	200,426
Sovran Self Storage, Inc. (REIT)	2,964	142,746
Spartan Stores, Inc. (Food)	3,211	105,674
Spectrum Brands, Inc.* (Household Products/Wares)	5,434	36,788
Spherion Corp.* (Commercial Services)	8,151	76,538
SPSS, Inc.* (Software)	1,976	87,221
Stamps.com, Inc.* (Internet)	1,482	20,422
Standard Microsystems Corp.* (Semiconductors)	1,729	59,374
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,729	25,987
Standard Pacific Corp. (Home Builders)	9,386	164,537
Standex International Corp. (Miscellaneous Manufacturing)	1,729	49,173
StarTek, Inc. (Commercial Services)	1,729	18,656
Stein Mart, Inc. (Retail)	3,952	48,452
Sterling Bancorp (Banks)	2,717	43,553
Sterling Bancshares, Inc. (Banks)	5,928	67,046
Sterling Financial Corp. (Savings & Loans)	2,717	78,630
Stewart Information Services Corp. (Insurance)	2,717	108,218
Stratasys, Inc.* (Computers)	494	23,208
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	2,717	42,168
Superior Industries International, Inc. (Auto Parts & Equipment)	3,211	69,871
Supertex, Inc.* (Semiconductors)	1,235	38,705
Susquehanna Bancshares, Inc. (Banks)	7,657	171,287
SWS Group, Inc. (Diversified Financial Services)	3,705	80,102
Sykes Enterprises, Inc.* (Computers)	2,964	56,286
Symmetricom, Inc.* (Telecommunications)	6,669	56,020
Symmetry Medical, Inc.* (Healthcare-Products)	4,940	79,089
Tanger Factory Outlet Centers, Inc. (REIT)	4,446	166,503
Technitrol, Inc. (Electronics)	3,952	113,304
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,717	124,846
Tetra Tech, Inc.* (Environmental Control)	5,187	111,780
TETRA Technologies, Inc.* (Oil & Gas Services)	4,199	118,412
Texas Industries, Inc. (Building Materials)	3,952	309,876
Texas Roadhouse, Inc.—Class A* (Retail)	3,458	44,228
The Cato Corp.—Class A (Retail)	2,223	48,773
The Finish Line, Inc.—Class A (Retail)	2,717	24,752
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	2,964	99,413
The Hain Celestial Group, Inc.* (Food)	2,964	80,443
The Men’s Wearhouse, Inc. (Retail)	3,211	163,986
The Pep Boys—Manny, Moe & Jack (Retail)	7,904	159,345
The Standard Register Co. (Household Products/Wares)	1,729	19,711
The Steak n Shake Co.* (Retail)	1,729	28,857
The Stride Rite Corp. (Apparel)	5,187	105,089
Theragenics Corp.* (Pharmaceuticals)	4,940	20,600
THQ, Inc.* (Software)	3,458	105,538
Tollgrade Communications, Inc.* (Telecommunications)	1,976	20,847
Tower Group, Inc. (Insurance)	1,482	47,276
TradeStation Group, Inc.* (Diversified Financial Services)	2,223	25,898
Tredegar Corp. (Miscellaneous Manufacturing)	3,952	84,178
TreeHouse Foods, Inc.* (Food)	1,976	52,581
Triad Guaranty, Inc.* (Insurance)	494	19,725
Triarc Cos., Inc. (Retail)	5,928	93,070
Triumph Group, Inc. (Aerospace/Defense)	2,470	161,711
Tronox, Inc.—Class B (Chemicals)	5,928	83,288
TrustCo Bank Corp. NY (Banks)	10,868	107,376
TTM Technologies, Inc.* (Electronics)	3,458	44,954
Tuesday Morning Corp. (Retail)	1,729	21,370
UGI Corp. (Gas)	15,314	417,766
UIL Holdings Corp. (Electric)	3,705	122,635
Ultratech Stepper, Inc.* (Semiconductors)	3,458	46,095
Umpqua Holdings Corp. (Banks)	4,446	104,525
UniFirst Corp. (Textiles)	988	43,521
Unisource Energy Corp. (Electric)	5,187	170,600
United Bankshares, Inc. (Banks)	5,434	172,801
United Community Banks, Inc. (Banks)	2,470	63,948
United Fire & Casualty Co. (Insurance)	1,482	52,433
United Online, Inc. (Internet)	9,633	158,848
United Stationers, Inc.* (Distribution/Wholesale)	4,446	296,281
Universal Forest Products, Inc. (Building Materials)	2,717	114,820
Universal Technical Institute, Inc.* (Commercial Services)	2,223	56,442
URS Corp.* (Engineering & Construction)	7,657	371,747
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,235	89,859
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	6,916	277,055
Veeco Instruments, Inc.* (Semiconductors)	4,446	92,210
Viad Corp. (Commercial Services)	3,211	135,408
ViaSat, Inc.* (Telecommunications)	1,729	55,501
Vicor Corp. (Electrical Components & Equipment)	2,964	39,214
ViroPharma, Inc.* (Pharmaceuticals)	5,187	71,581
Vital Signs, Inc. (Healthcare-Products)	494	27,442
Volcom, Inc.* (Apparel)	741	37,146
Volt Information Sciences, Inc.* (Commercial Services)	1,729	31,883
Wabash National Corp. (Auto Manufacturers)	4,446	65,045
Watsco, Inc. (Distribution/Wholesale)	2,223	120,931

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	1,729	$87,280
Watts Water Technologies, Inc.—Class A (Electronics)	2,223	83,296
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	6,422	86,055
WD-40 Co. (Household Products/Wares)	1,235	40,594
Whitney Holding Corp. (Banks)	9,633	289,953
Wintrust Financial Corp. (Banks)	1,235	54,155
WMS Industries, Inc.* (Leisure Time)	2,964	85,541
Wolverine World Wide, Inc. (Apparel)	2,964	82,132
Woodward Governor Co. (Electronics)	2,717	145,821
World Fuel Services Corp. (Retail)	1,482	62,333
X-Rite, Inc. (Electronics)	2,717	40,130
Zale Corp.* (Retail)	3,211	76,454
Zenith National Insurance Corp. (Insurance)	2,223	104,681

TOTAL COMMON STOCKS
(Cost $30,093,397)		45,396,281

Repurchase Agreements (1.9%)
	Principal
	Amount

UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $849,352 (Collateralized by $854,000 Federal National Mortgage Association, 5.125%, 9/2/08, market value $866,553)	$849,000	849,000

TOTAL REPURCHASE AGREEMENTS
(Cost $849,000)		849,000

TOTAL INVESTMENT SECURITIES
(Cost $30,942,397)—102.0%		46,245,281
Net other assets (liabilities)—(2.0)%		(894,187)

NET ASSETS—100.0%		$45,351,094

* Non-income producing security

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

E-Mini Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $167,500)	2	$(885)

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising	0.2%
Aerospace/Defense	2.1%
Agriculture	0.3%
Airlines	0.7%
Apparel	1.2%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.4%
Banks	7.0%
Beverages	NM
Biotechnology	0.7%
Building Materials	2.1%
Chemicals	2.5%
Coal	0.7%
Commercial Services	5.1%
Computers	1.0%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	1.9%
Diversified Financial Services	1.0%
Electric	2.6%
Electrical Components & Equipment	1.3%
Electronics	4.8%
Engineering & Construction	2.9%
Entertainment	0.5%
Environmental Control	0.2%
Food	3.0%
Forest Products & Paper	1.2%
Gas	5.2%
Hand/Machine Tools	1.1%
Healthcare-Products	1.7%
Healthcare-Services	1.3%
Home Builders	1.1%
Home Furnishings	0.7%
Household Products/Wares	0.5%
Housewares	0.2%
Insurance	2.6%
Internet	1.2%
Iron/Steel	0.5%
Leisure Time	0.7%
Lodging	0.2%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	3.2%
Media	0.3%
Metal Fabricate/Hardware	1.6%
Mining	1.2%
Miscellaneous Manufacturing	2.6%
Office Furnishings	0.2%
Oil & Gas	0.3%
Oil & Gas Services	1.4%
Packaging & Containers	0.1%
Pharmaceuticals	0.8%
REIT	6.3%
Retail	6.7%
Savings & Loans	2.1%
Semiconductors	4.2%
Software	1.9%
Telecommunications	3.1%
Textiles	0.5%
Toys/Games/Hobbies	0.3%
Transportation	2.3%
Water	0.2%
Other**	(0.1)%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $30,093,397)	$45,396,281
Repurchase agreements, at cost	849,000

Total Investment Securities	46,245,281
Cash	1,844
Segregated cash balances with brokers for futures contracts	6,411
Dividends and interest receivable	56,295
Receivable for investments sold	105,593
Prepaid and other expenses	1,081

Total Assets	46,416,505

Liabilities:
Payable for capital shares redeemed	1,000,701
Variation margin on futures contracts	1,680
Advisory fees payable	28,994
Management services fees payable	3,866
Administration fees payable	1,170
Administrative services fees payable	13,415
Distribution fees payable	10,564
Trustee fees payable	13
Transfer agency fees payable	2,659
Fund accounting fees payable	1,948
Compliance services fees payable	401

Total Liabilities	1,065,411

Net Assets	$45,351,094

Net Assets consist of:
Capital	$30,345,304
Accumulated net investment income (loss)	63,526
Accumulated net realized gains (losses) on investments	(359,735)
Net unrealized appreciation (depreciation) on investments	15,301,999

Net Assets	$45,351,094

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,171,249

Net Asset Value (offering and redemption price per share)	$38.72

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$565,761
Interest	6,252

Total Investment Income	572,013

Expenses:
Advisory fees	233,966
Management services fees	46,793
Administration fees	8,678
Transfer agency fees	6,708
Administrative services fees	106,301
Distribution fees	77,989
Custody fees	20,914
Fund accounting fees	10,229
Trustee fees	375
Compliance services fees	429
Other fees	11,703

Total Gross Expenses before reductions	524,085
Less Expenses reduced by the Advisor	(15,598)

Total Net Expenses	508,487

Net Investment Income (Loss)	63,526

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,317,484
Net realized gains (losses) on futures contracts	5,574
Change in net unrealized appreciation/depreciation on investments	(2,579,656)

Net Realized and Unrealized Gains (Losses) on Investments	1,743,402

Change in Net Assets Resulting from Operations	$1,806,928

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Value

Statements of Changes in Net Assets

	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$63,526	$(257,611)
Net realized gains (losses) on investments	4,323,058	2,921,635
Change in net unrealized appreciation/depreciation on investments	(2,579,656)	6,987,519

Change in net assets resulting from operations	1,806,928	9,651,543

Distributions to Shareholders From:
Net realized gains on investments	—	(3,876,765)

Change in net assets resulting from distributions	—	(3,876,765)

Capital Transactions:
Proceeds from shares issued	141,401,509	375,396,216
Dividends reinvested	—	3,876,765
Value of shares redeemed	(200,617,669)	(345,106,978)

Change in net assets resulting from capital transactions	(59,216,160)	34,166,003

Change in net assets	(57,409,232)	39,940,781
Net Assets:
Beginning of period	102,760,326	62,819,545

End of period	$45,351,094	$102,760,326

Accumulated net investment income (loss)	$63,526	$—

Share Transactions:
Issued	3,769,828	10,490,030
Reinvested	—	113,588
Redeemed	(5,403,068)	(9,709,908)

Change in shares	(1,633,240)	893,710

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Value
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 through December 31, 2002(a)

Net Asset Value, Beginning of Period	$36.64		$32.88	$33.54	$28.97	$21.51	$30.00

Investment Activities:
Net investment income (loss)(b)	0.04		(0.12)	(0.23)	(0.16)	(0.22)	(0.09)
Net realized and unrealized gains (losses) on investments	2.04		5.71	1.59	5.92	7.68	(8.40)

Total income (loss) from investment activities	2.08		5.59	1.36	5.76	7.46	(8.49)

Distributions to Shareholders From:
Net realized gains on investments	—		(1.83)	(2.02)	(1.19)	—	—

Net Asset Value, End of Period	$38.72		$36.64	$32.88	$33.54	$28.97	$21.51

Total Return	5.65	%(c)	17.43%	4.00%	20.12%	34.68%	(28.30	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.79%	1.91%	1.95%	2.08%	2.45%
Net expenses(d)	1.63%		1.75%	1.91%	1.95%	1.98%	1.98%
Net investment income (loss)(d)	0.20%		(0.34)%	(0.69)%	(0.53)%	(0.87)%	(0.61)%

Supplemental Data:
Net assets, end of period (000’s)	$45,351		$102,760	$62,820	$179,162	$147,174	$29,165
Portfolio turnover rate(e)	192	%(c)	436%	573%	819%	906%	1,253	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Growth

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	NM

Total Exposure	99%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.
Largest Equity Holdings
Company	% of Net Assets

Manitowoc Co.	1.7%
Helix Energy Solutions Group, Inc.	1.3%
Trimble Navigation, Ltd.	1.3%
Cabot Oil & Gas Corp.	1.2%
Chaparral Steel Co.	1.2%

S&P SmallCap 600/Citigroup Growth Index - Composition
% of Index

Consumer Non-Cyclical	23%
Industrial	19%
Consumer Cyclical	19%
Financial	11%
Energy	10%
Technology	10%
Basic Materials	3%
Communications	3%
Utilities	2%

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (99.3%)
	Shares	Value

A.S.V., Inc.* (Auto Manufacturers)	7,767	$134,214
Aaron Rents, Inc. (Commercial Services)	10,356	302,395
Actel Corp.* (Semiconductors)	2,589	36,013
Acuity Brands, Inc. (Miscellaneous Manufacturing)	6,904	416,173
Administaff, Inc. (Commercial Services)	2,589	86,706
Aeroflex, Inc.* (Telecommunications)	14,671	207,888
Alabama National BanCorp. (Banks)	2,589	160,104
Allscripts Healthcare Solutions, Inc.* (Software)	7,767	197,903
Amedisys, Inc.* (Healthcare-Services)	9,493	344,881
American Medical Systems Holdings, Inc.* (Healthcare-Products)	25,890	467,056
AMERIGROUP Corp.* (Healthcare-Services)	6,904	164,315
AMIS Holdings, Inc.* (Semiconductors)	23,301	291,729
AMN Healthcare Services, Inc.* (Commercial Services)	12,082	265,804
AmSurg Corp.* (Healthcare-Services)	11,219	270,827
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	3,452	90,408
Ansoft Corp.* (Computers)	4,315	127,249
ANSYS, Inc.* (Software)	27,616	731,824
AptarGroup, Inc. (Miscellaneous Manufacturing)	13,808	491,012
Arbitron, Inc. (Commercial Services)	6,041	311,293
Armor Holdings, Inc.* (Aerospace/Defense)	11,219	974,595
ArQule, Inc.* (Biotechnology)	3,452	24,337
Arris Group, Inc.* (Telecommunications)	7,767	136,622
ArthroCare Corp.* (Healthcare-Products)	9,493	416,838
Astec Industries, Inc.* (Machinery-Construction & Mining)	1,726	72,872
ATMI, Inc.* (Semiconductors)	4,315	129,450
Atwood Oceanics, Inc.* (Oil & Gas)	4,315	296,095
Authorize.Net Holdings, Inc.* (Internet)	3,452	61,756
Avid Technology, Inc.* (Software)	4,315	152,535
Bankrate, Inc.* (Commercial Services)	4,315	206,775
BankUnited Financial Corp.—Class A (Savings & Loans)	5,178	103,922
Bel Fuse, Inc.—Class B (Electronics)	1,726	58,736
Big 5 Sporting Goods Corp. (Retail)	2,589	66,020
Biolase Technology, Inc.* (Healthcare-Products)	8,630	52,384
Blackbaud, Inc. (Software)	15,534	342,991
Blue Coat Systems, Inc.* (Internet)	1,726	85,472
Blue Nile, Inc.* (Internet)	1,726	104,250
Boston Private Financial Holdings, Inc. (Banks)	6,904	185,510
Bradley Pharmaceuticals, Inc.* (Pharmaceuticals)	6,041	131,150
Brady Corp.—Class A (Electronics)	8,630	320,518
Bright Horizons Family Solutions, Inc.* (Commercial Services)	9,493	369,373
Bristow Group, Inc.* (Transportation)	4,315	213,808
Brown Shoe Co., Inc. (Retail)	6,041	146,917
Brush Engineered Materials, Inc.* (Mining)	1,726	72,475
C-COR, Inc.* (Telecommunications)	4,315	60,669
Cabot Microelectronics Corp.* (Chemicals)	8,630	306,279
Cabot Oil & Gas Corp. (Oil & Gas)	34,520	1,273,098
CACI International, Inc.—Class A* (Computers)	11,219	548,048
California Pizza Kitchen, Inc.* (Retail)	6,041	129,761
Captaris, Inc.* (Software)	2,589	13,256
CARBO Ceramics, Inc. (Oil & Gas Services)	7,767	340,272
Cascade Bancorp (Banks)	10,356	239,638
Cascade Corp. (Machinery-Diversified)	1,726	135,387
Cash America International, Inc. (Retail)	6,904	273,744
Catapult Communications Corp.* (Computers)	1,726	17,122
CEC Entertainment, Inc.* (Retail)	12,082	425,286
Centene Corp.* (Healthcare-Services)	7,767	166,369
Central Garden & Pet Co.—Class A* (Household Products/Wares)	7,767	91,107
Ceradyne, Inc.* (Miscellaneous Manufacturing)	9,493	702,102
Chaparral Steel Co. (Iron/Steel)	17,260	1,240,476
Charlotte Russe Holding, Inc.* (Retail)	6,904	185,510
Chattem, Inc.* (Cosmetics/Personal Care)	4,315	273,485
Checkpoint Systems, Inc.* (Electronics)	6,041	152,535
Christopher & Banks Corp. (Retail)	13,808	236,807
Clarcor, Inc. (Miscellaneous Manufacturing)	11,219	419,927
Cleveland-Cliffs, Inc. (Iron/Steel)	14,671	1,139,497
Coinstar, Inc.* (Commercial Services)	10,356	326,007
Comtech Telecommunications Corp.* (Telecommunications)	8,630	400,605
Concur Technologies, Inc.* (Software)	8,630	197,195
CONMED Corp.* (Healthcare-Products)	3,452	101,075
Cooper Cos., Inc. (Healthcare-Products)	16,397	874,288
Corn Products International, Inc. (Food)	10,356	470,680
Corus Bankshares, Inc. (Banks)	2,589	44,686
Crocs, Inc.* (Apparel)	24,164	1,039,777
Cross Country Healthcare, Inc.* (Commercial Services)	4,315	71,974

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

CryoLife, Inc.* (Biotechnology)	2,589	$33,683
CT Communications, Inc. (Telecommunications)	1,726	52,660
Cubic Corp. (Electronics)	3,452	104,181
Curtiss-Wright Corp. (Aerospace/Defense)	16,397	764,264
Cyberonics, Inc.* (Healthcare-Products)	4,315	72,578
Cymer, Inc.* (Electronics)	5,178	208,156
Daktronics, Inc. (Electronics)	11,219	240,984
Deckers Outdoor Corp.* (Apparel)	4,315	435,383
Delphi Financial Group, Inc.—Class A (Insurance)	9,493	396,997
Deltic Timber Corp. (Forest Products & Paper)	1,726	94,619
Digene Corp.* (Biotechnology)	8,630	518,231
Diodes, Inc.* (Semiconductors)	6,904	288,380
Dionex Corp.* (Electronics)	6,904	490,115
Ditech Networks, Inc.* (Telecommunications)	2,589	21,204
DJO, Inc.* (Healthcare-Products)	5,178	213,696
Dress Barn, Inc.* (Retail)	17,260	354,175
Drew Industries, Inc.* (Building Materials)	6,904	228,799
Drill-Quip, Inc.* (Oil & Gas Services)	4,315	193,959
DSP Group, Inc.* (Semiconductors)	6,904	141,325
East West Bancorp, Inc. (Banks)	22,438	872,389
EDO Corp. (Aerospace/Defense)	3,452	113,467
eFunds Corp.* (Software)	17,260	609,105
El Paso Electric Co.* (Electric)	6,041	148,367
Energen Corp. (Gas)	16,397	900,851
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	4,315	184,639
Enzo Biochem, Inc.* (Biotechnology)	4,315	64,509
Epicor Software Corp.* (Software)	12,945	192,492
EPIQ Systems, Inc.* (Software)	7,767	125,515
Essex Property Trust, Inc. (REIT)	3,452	401,468
Esterline Technologies Corp.* (Aerospace/Defense)	3,452	166,766
FactSet Research Systems, Inc. (Computers)	13,808	943,777
FEI Co.* (Electronics)	4,315	140,065
First Cash Financial Services, Inc.* (Retail)	7,767	182,058
First Midwest Bancorp, Inc. (Banks)	6,904	245,161
First Republic Bank (Banks)	4,315	231,543
FirstFed Financial Corp.* (Savings & Loans)	3,452	195,832
FLIR Systems, Inc.* (Electronics)	24,164	1,117,585
Forward Air Corp. (Transportation)	11,219	382,456
Fossil, Inc.* (Household Products/Wares)	16,397	483,548
Franklin Bank Corp. Houston* (Savings & Loans)	8,630	128,587
Frontier Financial Corp. (Banks)	7,767	174,991
Gardner Denver, Inc.* (Machinery-Diversified)	10,356	440,648
GenCorp, Inc.* (Aerospace/Defense)	9,493	124,074
General Communication, Inc.—Class A* (Telecommunications)	16,397	210,046
Genesco, Inc.* (Retail)	6,041	316,005
Glacier Bancorp, Inc. (Banks)	10,356	210,745
Greatbatch, Inc.* (Electrical Components & Equipment)	7,767	251,651
Griffon Corp.* (Miscellaneous Manufacturing)	5,178	112,777
Guitar Center, Inc.* (Retail)	10,356	619,392
Haemonetics Corp.* (Healthcare-Products)	6,041	317,817
Hanmi Financial Corp. (Banks)	8,630	147,228
Harmonic, Inc.* (Telecommunications)	7,767	68,893
Headwaters, Inc.* (Energy-Alternate Sources)	15,534	268,272
Healthcare Services Group, Inc. (Commercial Services)	6,041	178,209
HealthExtras, Inc.* (Pharmaceuticals)	11,219	331,858
Healthways, Inc.* (Healthcare-Services)	12,945	613,205
Heartland Express, Inc. (Transportation)	21,575	351,672
Heidrick & Struggles International, Inc.* (Commercial Services)	1,726	88,440
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	34,520	1,377,693
Hibbett Sports, Inc.* (Retail)	11,219	307,176
Hilb, Rogal, and Hobbs Co. (Insurance)	12,945	554,823
Hologic, Inc.* (Healthcare-Products)	18,986	1,050,116
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	3,452	133,800
Hot Topic, Inc.* (Retail)	16,397	178,235
Hub Group, Inc.—Class A* (Transportation)	5,178	182,058
Hutchinson Technology, Inc.* (Computers)	5,178	97,398
Iconix Brand Group, Inc.* (Apparel)	6,041	134,231
ICU Medical, Inc.* (Healthcare-Products)	5,178	222,343
IDEX Corp. (Machinery-Diversified)	12,945	498,900
IDEXX Laboratories, Inc.* (Healthcare-Products)	11,219	1,061,654
IHOP Corp. (Retail)	2,589	140,919
Immucor, Inc.* (Healthcare-Products)	25,027	700,005
Independent Bank Corp. Michigan (Banks)	4,315	74,261
Infinity Property & Casualty Corp. (Insurance)	6,904	350,240
Informatica Corp.* (Software)	12,945	191,198
Input/Output, Inc.* (Oil & Gas Services)	6,904	107,771
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	4,315	94,110
Integra LifeSciences Holdings* (Biotechnology)	6,904	341,196
Interface, Inc.—Class A (Office Furnishings)	5,178	97,657
Intevac, Inc.* (Machinery-Diversified)	2,589	55,042
inVentiv Health, Inc.* (Advertising)	3,452	126,378
Investment Technology Group, Inc.* (Diversified Financial Services)	16,397	710,482
Itron, Inc.* (Electronics)	11,219	874,409
J & J Snack Foods Corp. (Food)	2,589	97,709
j2 Global Communications, Inc.* (Internet)	18,123	632,493
Jack in the Box, Inc.* (Retail)	12,945	918,318
JDA Software Group, Inc.* (Software)	3,452	67,763
Jos. A. Bank Clothiers, Inc.* (Retail)	6,904	286,309
K-Swiss, Inc.—Class A (Apparel)	9,493	268,937
Kaydon Corp. (Metal Fabricate/Hardware)	4,315	224,898
Kendle International, Inc.* (Commercial Services)	1,726	63,465
Kensey Nash Corp.* (Healthcare-Products)	4,315	115,685
Keystone Automotive Industries, Inc.* (Auto Parts & Equipment)	3,452	142,809
Kilroy Realty Corp. (REIT)	3,452	244,540
Kirby Corp.* (Transportation)	18,986	728,873
Knight Transportation, Inc. (Transportation)	20,712	401,399
Komag, Inc.* (Computers)	11,219	357,774
Kopin Corp.* (Semiconductors)	8,630	33,657
Labor Ready, Inc.* (Commercial Services)	8,630	199,439
Landstar System, Inc. (Transportation)	20,712	999,354
LCA-Vision, Inc. (Healthcare-Products)	3,452	163,142
Lindsay Manufacturing Co. (Machinery-Diversified)	2,589	114,667
Lithia Motors, Inc.—Class A (Retail)	1,726	43,737
Littelfuse, Inc.* (Electrical Components & Equipment)	3,452	116,574
LKQ Corp.* (Distribution/Wholesale)	16,397	404,350
LoJack Corp.* (Electronics)	4,315	96,181
Lufkin Industries, Inc. (Oil & Gas Services)	2,589	167,120
MagneTek, Inc.* (Electrical Components & Equipment)	3,452	17,778
Manhattan Associates, Inc.* (Computers)	10,356	289,036
Manitowoc Co. (Machinery-Diversified)	22,438	1,803,566
Mannatech, Inc. (Pharmaceuticals)	2,589	41,139
ManTech International Corp.—Class A* (Software)	6,904	212,850
MarineMax, Inc.* (Retail)	3,452	69,109
Martek Biosciences Corp.* (Biotechnology)	6,904	179,297
Matria Healthcare, Inc.* (Healthcare-Services)	3,452	104,527
Matrix Service Co.* (Oil & Gas Services)	5,178	128,673
MAXIMUS, Inc. (Commercial Services)	3,452	149,748
Mentor Corp. (Healthcare-Products)	15,534	631,923
Mercury Computer Systems, Inc.* (Computers)	5,178	63,172
Meridian Bioscience, Inc. (Healthcare-Products)	5,178	112,155
Merit Medical Systems, Inc.* (Healthcare-Products)	10,356	123,858
Meritage Homes Corp.* (Home Builders)	7,767	207,767
MGI Pharma, Inc.* (Pharmaceuticals)	16,397	366,801
Micros Systems, Inc.* (Computers)	14,671	798,102

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Microsemi Corp.* (Semiconductors)	11,219	$268,695
Mobile Mini, Inc.* (Storage/Warehousing)	12,945	377,994
Monarch Casino & Resort, Inc.* (Lodging)	3,452	92,686
Moog, Inc.—Class A* (Aerospace/Defense)	7,767	342,602
Movado Group, Inc. (Retail)	2,589	87,353
MTS Systems Corp. (Computers)	3,452	154,201
Multimedia Games, Inc.* (Leisure Time)	10,356	132,143
Napster, Inc.* (Software)	5,178	17,605
Nara Bancorp, Inc. (Banks)	7,767	123,728
NCI Building Systems, Inc.* (Building Materials)	2,589	127,715
Neoware, Inc.* (Software)	6,904	93,480
NETGEAR, Inc.* (Telecommunications)	12,082	437,972
Network Equipment Technologies, Inc.* (Telecommunications)	2,589	24,699
Novatel Wireless, Inc.* (Telecommunications)	2,589	67,366
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	8,630	202,373
Oceaneering International, Inc.* (Oil & Gas Services)	19,849	1,044,851
Odyssey Healthcare, Inc.* (Healthcare-Services)	12,945	153,528
Old Dominion Freight Line, Inc.* (Transportation)	6,041	182,136
On Assignment, Inc.* (Commercial Services)	4,315	46,257
Option Care, Inc. (Healthcare-Services)	7,767	119,612
Oxford Industries, Inc. (Apparel)	2,589	114,796
P.F. Chang ’s China Bistro, Inc.* (Retail)	9,493	334,154
Palomar Medical Technologies, Inc.* (Healthcare-Products)	2,589	89,864
Panera Bread Co.—Class A* (Retail)	11,219	516,747
Papa John ’s International, Inc.* (Retail)	8,630	248,199
PAREXEL International Corp.* (Commercial Services)	5,178	217,787
PC-Tel, Inc.* (Internet)	1,726	15,103
Pediatrix Medical Group, Inc.* (Healthcare-Services)	18,123	999,483
Peet’s Coffee & Tea, Inc.* (Beverages)	3,452	85,023
Penn Virginia Corp. (Oil & Gas)	13,808	555,082
PetMed Express, Inc.* (Pharmaceuticals)	8,630	110,809
Petroleum Development* (Oil & Gas)	5,178	245,851
Pharmanet Development Group, Inc.* (Commercial Services)	6,904	220,100
Philadelphia Consolidated Holding Corp.* (Insurance)	20,712	865,762
Phoenix Technologies, Ltd.* (Software)	3,452	29,100
Playtex Products, Inc.* (Household Products/Wares)	20,712	306,745
Polaris Industries, Inc. (Leisure Time)	10,356	560,881
PolyMedica Corp. (Healthcare-Products)	8,630	352,535
Pool Corp. (Distribution/Wholesale)	18,986	741,024
Portfolio Recovery Associates, Inc. (Diversified Financial Services)	6,041	362,581
Possis Medical, Inc.* (Healthcare-Products)	6,041	65,726
Pre-Paid Legal Services, Inc.* (Commercial Services)	3,452	221,998
PrivateBancorp, Inc. (Banks)	6,904	198,835
ProAssurance Corp.* (Insurance)	7,767	432,389
Progress Software Corp.* (Software)	8,630	274,348
Prosperity Bancshares, Inc. (Banks)	7,767	254,447
PS Business Parks, Inc. (REIT)	2,589	164,065
PSS World Medical, Inc.* (Healthcare-Products)	9,493	172,962
Quality Systems, Inc. (Software)	6,041	229,377
Quiksilver, Inc.* (Apparel)	44,013	621,904
Ralcorp Holdings, Inc.* (Food)	6,041	322,891
RARE Hospitality International, Inc.* (Retail)	8,630	231,025
RC2 Corp.* (Toys/Games/Hobbies)	5,178	207,172
Red Robin Gourmet Burgers, Inc.* (Retail)	2,589	104,518
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	13,808	247,439
Respironics, Inc.* (Healthcare-Products)	26,753	1,139,410
Rewards Network, Inc.* (Commercial Services)	9,493	38,637
RLI Corp. (Insurance)	5,178	289,709
Robbins & Myers, Inc. (Machinery-Diversified)	2,589	137,554
Rogers Corp.* (Electronics)	3,452	127,724
RTI International Metals, Inc.* (Mining)	3,452	260,177
Rudolph Technologies, Inc.* (Semiconductors)	3,452	57,338
Ruth’s Chris Steak House, Inc.* (Retail)	3,452	58,649
Sanderson Farms, Inc. (Food)	6,041	271,966
Savient Pharmaceuticals, Inc.* (Biotechnology)	6,041	75,029
ScanSource, Inc.* (Distribution/Wholesale)	9,493	303,681
School Specialty, Inc.* (Retail)	2,589	91,754
Sciele Pharma, Inc.* (Pharmaceuticals)	10,356	243,987
SEACOR SMIT, Inc.* (Oil & Gas Services)	2,589	241,709
Secure Computing Corp.* (Internet)	12,945	98,253
Select Comfort Corp.* (Retail)	12,082	195,970
Shuffle Master, Inc.* (Entertainment)	12,945	214,887
SI International, Inc.* (Computers)	863	28,496
Sierra Health Services, Inc.* (Healthcare-Services)	20,712	861,205
Signature Bank* (Banks)	6,041	205,998
Simpson Manufacturing Co., Inc. (Building Materials)	13,808	465,882
Skechers U.S.A., Inc.—Class A* (Apparel)	5,178	151,198
Sonic Corp.* (Retail)	25,890	572,687
Sonic Solutions* (Electronics)	4,315	54,412
Southern Union Co. (Gas)	18,123	590,629
SPSS, Inc.* (Software)	2,589	114,278
St. Mary Land & Exploration Co. (Oil & Gas)	22,438	821,680
Stage Stores, Inc. (Retail)	15,534	325,593
Stamps.com, Inc.* (Internet)	3,452	47,569
Standard Microsystems Corp.* (Semiconductors)	3,452	118,542
Sterling Bancshares, Inc. (Banks)	10,356	117,126
Sterling Financial Corp. (Savings & Loans)	8,630	249,752
Stone Energy Corp.* (Oil & Gas)	10,356	354,797
Stratasys, Inc.* (Computers)	2,589	121,631
Sunrise Assisted Living, Inc.* (Healthcare-Services)	16,397	655,716
Supertex, Inc.* (Semiconductors)	1,726	54,093
SurModics, Inc.* (Healthcare-Products)	6,041	302,050
Swift Energy Co.* (Oil & Gas)	11,219	479,724
Sykes Enterprises, Inc.* (Computers)	3,452	65,553
Synaptics, Inc.* (Computers)	9,493	339,754
Take-Two Interactive Software, Inc.* (Software)	26,753	534,257
Technitrol, Inc. (Electronics)	5,178	148,453
Teledyne Technologies, Inc.* (Aerospace/Defense)	6,041	277,584
Tetra Tech, Inc.* (Environmental Control)	7,767	167,379
TETRA Technologies, Inc.* (Oil & Gas Services)	16,397	462,395
Texas Roadhouse, Inc.—Class A* (Retail)	10,356	132,453
The Cato Corp.—Class A (Retail)	6,041	132,540
The Children’s Place Retail Stores, Inc.* (Retail)	8,630	445,653
The Finish Line, Inc.—Class A (Retail)	8,630	78,619
The Gymboree Corp.* (Apparel)	11,219	442,141
The Hain Celestial Group, Inc.* (Food)	6,904	187,375
The Men’s Wearhouse, Inc. (Retail)	11,219	572,954
The Nautilus Group, Inc. (Leisure Time)	11,219	135,077
The Steak n Shake Co.* (Retail)	6,041	100,824
THQ, Inc.* (Software)	14,671	447,759
Toro Co. (Housewares)	14,671	863,975
Tower Group, Inc. (Insurance)	3,452	110,119
Tractor Supply Co.* (Retail)	12,945	673,787
TradeStation Group, Inc.* (Diversified Financial Services)	3,452	40,216
TreeHouse Foods, Inc.* (Food)	6,041	160,751
Triad Guaranty, Inc.* (Insurance)	3,452	137,838
Triarc Cos., Inc. (Retail)	7,767	121,942
Trimble Navigation, Ltd.* (Electronics)	41,424	1,333,853
TTM Technologies, Inc.* (Electronics)	5,178	67,314
Tuesday Morning Corp. (Retail)	6,904	85,333
Tween Brands, Inc.* (Retail)	12,082	538,857
UCBH Holdings, Inc. (Banks)	34,520	630,680
Umpqua Holdings Corp. (Banks)	10,356	243,470
UniFirst Corp. (Textiles)	2,589	114,045
Unit Corp.* (Oil & Gas)	17,260	1,085,827
United Community Banks, Inc. (Banks)	6,904	178,745
United Fire & Casualty Co. (Insurance)	4,315	152,665

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

United Natural Foods, Inc.* (Food)	15,534	$412,894
Universal Technical Institute, Inc.* (Commercial Services)	2,589	65,735
USANA Health Sciences, Inc.* (Pharmaceuticals)	3,452	154,442
Valmont Industries, Inc. (Metal Fabricate/Hardware)	3,452	251,168
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	12,945	518,577
Vertrue, Inc.* (Commercial Services)	3,452	168,389
ViaSat, Inc.* (Telecommunications)	5,178	166,214
ViroPharma, Inc.* (Pharmaceuticals)	12,082	166,732
Vital Signs, Inc. (Healthcare-Products)	1,726	95,879
Volcom, Inc.* (Apparel)	2,589	129,787
W-H Energy Services, Inc.* (Oil & Gas Services)	11,219	694,568
Waste Connections, Inc.* (Environmental Control)	24,164	730,719
Watsco, Inc. (Distribution/Wholesale)	3,452	187,789
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	11,219	566,335
Watts Water Technologies, Inc.—Class A (Electronics)	5,178	194,020
WD-40 Co. (Household Products/Wares)	3,452	113,467
Websense, Inc.* (Internet)	16,397	348,436
Wilshire Bancorp, Inc. (Banks)	6,041	73,579
Winnebago Industries, Inc. (Home Builders)	11,219	331,185
Wintrust Financial Corp. (Banks)	6,041	264,898
WMS Industries, Inc.* (Leisure Time)	6,041	174,343
Wolverine World Wide, Inc. (Apparel)	12,945	358,706
Woodward Governor Co. (Electronics)	4,315	231,586
World Acceptance Corp.* (Diversified Financial Services)	6,041	258,132
World Fuel Services Corp. (Retail)	6,904	290,382
X-Rite, Inc. (Electronics)	3,452	50,986
Zale Corp.* (Retail)	9,493	226,028
Zenith National Insurance Corp. (Insurance)	7,767	365,748

TOTAL COMMON STOCKS (Cost $84,814,043)		105,238,259

Repurchase Agreements (0.9%)
	Principal
	Amount

UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $933,387 (Collateralized by $938,000 Federal National Mortgage Association, 5.125%, 9/2/08, market value $951,787)	$933,000	933,000

TOTAL REPURCHASE AGREEMENTS (Cost $933,000)		933,000

TOTAL INVESTMENT SECURITIES (Cost $85,747,043)—100.2%		106,171,259
Net other assets (liabilities)—(0.2)%		(182,745)

NET ASSETS—100.0%		$105,988,514

*	Non-income producing security

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $167,500)	2	$(885)

ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising	0.1%
Aerospace/Defense	2.6%
Apparel	3.4%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.1%
Banks	4.5%
Beverages	0.1%
Biotechnology	1.4%
Building Materials	0.7%
Chemicals	0.3%
Commercial Services	4.0%
Computers	3.7%
Cosmetics/Personal Care	0.3%
Distribution/Wholesale	1.6%
Diversified Financial Services	1.2%
Electric	0.1%
Electrical Components & Equipment	0.3%
Electronics	5.7%
Energy-Alternate Sources	0.3%
Engineering & Construction	0.1%
Entertainment	0.2%
Environmental Control	0.9%
Food	1.9%
Forest Products & Paper	0.1%
Gas	1.5%
Healthcare-Products	8.5%
Healthcare-Services	4.2%
Home Builders	0.5%
Household Products/Wares	1.0%
Housewares	0.8%
Insurance	3.3%
Internet	1.3%
Iron/Steel	2.3%
Leisure Time	0.9%
Lodging	0.1%
Machinery-Construction & Mining	0.1%
Machinery-Diversified	3.0%
Metal Fabricate/Hardware	0.4%
Mining	0.3%
Miscellaneous Manufacturing	2.3%
Office Furnishings	0.1%
Oil & Gas	4.8%
Oil & Gas Services	4.6%
Pharmaceuticals	1.5%
REIT	0.8%
Retail	10.4%
Savings & Loans	0.7%
Semiconductors	1.9%
Software	4.5%
Storage/Warehousing	0.4%
Telecommunications	1.8%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	3.3%
Other**	0.7%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $84,814,043)	$105,238,259
Repurchase agreements, at cost	933,000

Total Investment Securities	106,171,259
Cash	2,631
Segregated cash balances with brokers for futures contracts	6,411
Dividends and interest receivable	27,821
Receivable for capital shares issued	3,076
Receivable for investments sold	174,420
Prepaid expenses	930

Total Assets	106,386,548

Liabilities:
Payable for capital shares redeemed	223,086
Variation margin on futures contracts	1,680
Advisory fees payable	59,766
Management services fees payable	7,969
Administration fees payable	2,412
Administrative services fees payable	28,132
Distribution fees payable	21,795
Trustee fees payable	20
Transfer agency fees payable	5,481
Fund accounting fees payable	3,684
Compliance services fees payable	544
Other accrued expenses	43,465

Total Liabilities	398,034

Net Assets	$105,988,514

Net Assets consist of:
Capital	$78,477,535
Accumulated net investment income (loss)	(524,416)
Accumulated net realized gains (losses) on investments	7,612,064
Net unrealized appreciation (depreciation) on investments	20,423,331

Net Assets	$105,988,514

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,964,868

Net Asset Value (offering and redemption price per share)	$35.75

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$175,808
Interest	6,972

Total Investment Income	182,780

Expenses:
Advisory fees	311,304
Management services fees	62,261
Administration fees	14,579
Transfer agency fees	15,930
Administrative services fees	141,356
Distribution fees	103,768
Custody fees	26,327
Fund accounting fees	22,950
Trustee fees	779
Compliance services fees	1,161
Other fees	27,535

Total Gross Expenses before reductions	727,950
Less Expenses reduced by the Advisor	(20,754)

Total Net Expenses	707,196

Net Investment Income (Loss)	(524,416)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,403,451
Net realized gains (losses) on futures contracts	5,574
Change in net unrealized appreciation/depreciation on investments	1,926,603

Net Realized and Unrealized Gains (Losses) on Investments	6,335,628

Change in Net Assets Resulting from Operations	$5,811,212

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Growth
Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$(524,416)	$(1,432,867)
Net realized gains (losses) on investments	4,409,025	17,512,869
Change in net unrealized appreciation/depreciation on investments	1,926,603	(2,844,860)

Change in net assets resulting from operations	5,811,212	13,235,142

Distributions to Shareholders From:
Net realized gains on investments	—	(17,971,525)

Change in net assets resulting from distributions	—	(17,971,525)

Capital Transactions:
Proceeds from shares issued	173,535,980	553,493,648
Dividends reinvested	—	17,971,525
Value of shares redeemed	(154,838,092)	(672,183,371)

Change in net assets resulting from capital transactions	18,697,888	(100,718,198)

Change in net assets	24,509,100	(105,454,581)
Net Assets:
Beginning of period	81,479,414	186,933,995

End of period	$105,988,514	$81,479,414

Accumulated net investment income (loss)	$(524,416)	$—

Share Transactions:
Issued	5,024,717	14,088,721
Reinvested	—	586,155
Redeemed	(4,564,712)	(16,988,248)

Change in shares	460,005	(2,313,372)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Small-Cap Growth
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the	For the	For the	For the	For the period
	June 30, 2007		year ended	year ended	year ended	year ended	May 1, 2002 through
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002(a)

Net Asset Value, Beginning of Period	$32.53		$38.80	$36.08	$31.35	$23.34	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.21)		(0.51)	(0.38)	(0.44)	(0.37)	(0.21)
Net realized and unrealized gains (losses) on investments	3.43		3.31	3.10	6.57	8.38	(6.45)

Total income (loss) from investment activities	3.22		2.80	2.72	6.13	8.01	(6.66)

Distributions to Shareholders From:
Net realized gains on investments	—		(9.07)	—	(1.40)	—	—

Net Asset Value, End of Period	$35.75		$32.53	$38.80	$36.08	$31.35	$23.34

Total Return	9.90	%(c)	8.65%	7.54%	19.80%	34.32%	(22.20	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.75%		1.79%	1.85%	1.90%	2.00%	2.20%
Net expenses(d)	1.70%		1.77%	1.85%	1.90%	1.98%	1.98%
Net investment income (loss)(d)	(1.26)%		(1.31)%	(1.03)%	(1.32)%	(1.36)%	(1.34)%

Supplemental Data:
Net assets, end of period (000’s)	$105,989		$81,479	$186,934	$210,984	$153,401	$23,968
Portfolio turnover rate(e)	171	%(c)	472%	585%	979%	785%	1,260	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Asia 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	1%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

PetroChina Company, Ltd.	12.0%
China Mobile, Ltd.	10.4%
China Petroleum and Chemical Corp.	7.5%
China Life Insurance Co.	7.2%
BHP Billiton, Ltd.	5.7%

ProFunds Asia 30 Index - Composition
% of Index

China	47%
Hong Kong	16%
Taiwan	10%
India	9%
South Korea	8%
Australia	6%
Philippines	2%
Singapore	2%

PROFUNDS VP ProFund VP Asia 30 (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (98.7%)
	Shares	Value

Aluminum Corp. of China, Ltd. (Mining)	122,007	$5,209,699
American Oriental Bioengineering, Inc.* (Biotechnology)	211,843	1,885,403
AU Optronics Corp. (Electronics)	193,026	3,320,047
Baidu.com, Inc.* (Internet)	20,031	3,364,807
BHP Billiton, Ltd. (Mining)	146,894	8,776,916
CDC Corp.—Class A* (Internet)	264,045	2,220,618
China Life Insurance Co. (Insurance)	203,952	10,946,104
China Mobile, Ltd. (Telecommunications)	293,788	15,835,173
China Petroleum and Chemical Corp. (Oil & Gas)	103,190	11,520,132
Chunghwa Telecom Co., Ltd. (Telecommunications)	177,851	3,354,270
CNOOC, Ltd. (Oil & Gas)	51,595	5,865,836
Ctrip.com International, Ltd. (Internet)	33,385	2,625,063
Flextronics International, Ltd.* (Electronics)	237,337	2,563,240
Focus Media Holding, Ltd.* (Advertising)	66,163	3,341,231
HDFC Bank, Ltd. (Banks)	37,634	3,171,041
Home Inns & Hotels Management, Inc.* (Lodging)	70,412	2,267,971
Icici Bank, Ltd. (Banks)	81,945	4,027,597
Infosys Technologies, Ltd. (Software)	78,910	3,975,486
Kookmin Bank (Banks)	46,132	4,046,699
Netease.com, Inc.* (Internet)	135,361	2,303,844
PetroChina Company, Ltd. (Oil & Gas)	123,221	18,320,498
Philippine Long Distance Telephone Co. (Telecommunications)	53,416	3,055,395
POSCO (Iron/Steel)	41,276	4,953,120
Satyam Computer Services, Ltd. (Software)	113,509	2,810,483
SINA Corp.* (Internet)	67,984	2,845,810
SK Telecom Co., Ltd. (Telecommunications)	128,684	3,519,507
Sohu.com, Inc.* (Internet)	94,085	3,009,779
Suntech Power Holdings Co., Ltd.* (Energy-Alternate Sources)	68,591	2,501,514
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	539,549	6,005,180
United Microelectronics Corp. (Semiconductors)	923,247	3,157,505

TOTAL COMMON STOCKS
(Cost $93,377,667)		150,799,968

Repurchase Agreements (1.8%)
	Principal
	Amount

UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $2,682,113 (Collateralized by $2,685,000 Federal National Mortgage Association, 4.75%, 8/3/07, market value $2,735,438)	$2,681,000	2,681,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,681,000)		2,681,000

TOTAL INVESTMENT SECURITIES
(Cost $96,058,667)—100.5%		153,480,968
Net other assets (liabilities)—(0.5)%		(744,429)

NET ASSETS—100.0%		$152,736,539

As of June 30, 2007, all securities in this portfolio were traded on U.S. Exchanges.
*	Non-income producing security

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

E-Mini S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $1,896,250)	25	$(17,713)

ProFund VP Asia 30 invested in, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising	2.2%
Banks	7.4%
Biotechnology	1.2%
Electronics	3.9%
Energy-Alternate Sources	1.6%
Insurance	7.2%
Internet	10.8%
Iron/Steel	3.2%

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Asia 30 (unaudited)	Schedule of Portfolio Investments June 30, 2007

Lodging	1.5%
Mining	9.1%
Oil & Gas	23.3%
Semiconductors	6.0%
Software	4.4%
Telecommunications	16.9%
Others**	1.3%

ProFund VP Asia 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of June 30, 2007:

Australia	5.7%
China	45.9%
Hong Kong	15.6%
India	9.2%
Korea	8.2%
Philippines	2.0%
Singapore	1.7%
Taiwan	10.4%
United States**	1.3%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Asia 30 (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $93,377,667)	$150,799,968
Repurchase agreements, at cost	2,681,000

Total Investment Securities	153,480,968
Cash	1,321
Segregated cash balances with brokers for futures contracts	85,462
Dividends and interest receivable	446,624
Receivable for capital shares issued	33,844
Receivable for investments sold	6,208,191
Prepaid expenses	1,290

Total Assets	160,257,700

Liabilities:
Payable for capital shares redeemed	7,291,025
Variation margin on futures contracts	1,250
Advisory fees payable	85,714
Management services fees payable	11,429
Administration fees payable	3,470
Administrative services fees payable	39,378
Distribution fees payable	34,477
Trustee fees payable	31
Transfer agency fees payable	7,251
Fund accounting fees payable	5,030
Compliance services fees payable	891
Other accrued expenses	41,215

Total Liabilities	7,521,161

Net Assets	$152,736,539

Net Assets consist of:
Capital	$95,963,557
Accumulated net investment income (loss)	788,984
Accumulated net realized gains (losses) on investments	(1,420,590)
Net unrealized appreciation (depreciation) on investments	57,404,588

Net Assets	$152,736,539

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,149,704

Net Asset Value (offering and redemption price per share)	$71.05

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$1,793,616
Interest	30,056
Foreign tax withholding	(97,683)

Total Investment Income	1,725,989

Expenses:
Advisory fees	498,650
Management services fees	99,731
Administration fees	22,567
Transfer agency fees	22,910
Administrative services fees	216,588
Distribution fees	166,217
Custody fees	10,185
Fund accounting fees	31,269
Trustee fees	1,163
Compliance services fees	1,650
Other fees	38,019

Total Gross Expenses before reductions	1,108,949
Less Expenses reduced by the Advisor	(33,244)

Total Net Expenses	1,075,705

Net Investment Income (loss)	650,284

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	7,241,176
Net realized gains (losses) on futures contracts	9,388
Change in net unrealized appreciation/depreciation on investments	7,360,733

Net Realized and Unrealized Gains (Losses) on Investments	14,611,297

Change in Net Assets Resulting from Operations	$15,261,581

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Asia 30
Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$650,284	$138,700
Net realized gains (losses) on investments	7,250,564	(191,336)
Change in net unrealized appreciation/depreciation on investments	7,360,733	33,505,162

Change in net assets resulting from operations	15,261,581	33,452,526

Distributions to Shareholders From:
Net investment income	—	(427,520)

Change in net assets resulting from distributions	—	(427,520)

Capital Transactions:
Proceeds from shares issued	125,809,153	276,769,481
Dividends reinvested	—	427,520
Value of shares redeemed	(170,511,312)	(201,508,832)

Change in net assets resulting from capital transactions	(44,702,159)	75,688,169

Change in net assets	(29,440,578)	108,713,175
Net Assets:
Beginning of period	182,177,117	73,463,942

End of period	$152,736,539	$182,177,117

Accumulated net investment income (loss)	$788,984	$138,700

Share Transactions:
Issued	1,976,745	5,291,988
Reinvested	—	8,360
Redeemed	(2,783,940)	(3,995,509)

Change in shares	(807,195)	1,304,839

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Asia 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the		For the	For the	For the	For the
	June 30, 2007		year ended		year ended	year ended	year ended	year ended
	(unaudited)		December 31, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$61.61		$44.47		$37.30	$38.76	$23.51	$30.00

Investment Activities:
Net investment income (loss)(b)	0.30		0.07		0.40	0.11	0.17	0.06
Net realized and unrealized gains (losses) on investments	9.14		17.34		6.87	(0.38)	15.09	(6.55)

Total income (loss) from investment activities	9.44		17.41		7.27	(0.27)	15.26	(6.49)

Distributions to Shareholders From:
Net investment income	—		(0.27)		(0.10)	(0.12)	(0.01)	—
Net realized gains on investments	—		—		—	(1.07)	—	—

Total distributions	—		(0.27)		(0.10)	(1.19)	(0.01)	—

Net Asset Value, End of Period	$71.05		$61.61		$44.47	$37.30	$38.76	$23.51

Total Return	15.30	%(c)	39.29%		19.51%	(0.54)%	64.92%	(21.63	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.67%		1.71%		1.82%	1.86%	1.93%	2.03%
Net expenses(d)	1.62%		1.68	%(e)	1.82%	1.86%	1.93%	1.98%
Net investment income (loss)(d)	0.98%		0.13%		0.97%	0.29%	(0.54)%	0.35%
Supplemental Data:
Net assets, end of period (000’s)	$152,737		$182,177		$73,464	$41,545	$49,138	$18,576
Portfolio turnover rate(f)	85	%(c)	161%		256%	473%	831%	1,321	%(c)

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.66% for the year ended December 31, 2006.
(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Europe 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Royal Dutch Shell PLC—Class A	6.6%
BP Amoco PLC	5.8%
HSBC Holdings PLC	5.3%
Total Fina SA	5.1%
Vodafone Group PLC	5.0%

ProFunds Europe 30 Index - Composition
% of Index

United Kingdom	42%
Switzerland	16%
France	12%
Germany	10%
Netherlands	5%
Luxembourg	4%
Ireland	4%
Finland	4%
Sweden	3%

PROFUNDS VP ProFund VP Europe 30 (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (99.2%)
	Shares	Value

ABB, Ltd. (Engineering & Construction)	229,086	$5,177,335
Alcatel SA (Telecommunications)	304,380	4,261,308
Alcon, Inc. (Healthcare-Products)	33,642	4,538,641
Arcelor Mittal—Class A (Iron/Steel)	102,528	6,397,743
ASM Lithography Holding NV* (Semiconductors)	134,568	3,693,892
AstraZeneca PLC (Pharmaceuticals)	108,936	5,825,893
Barclays PLC (Banks)	110,538	6,166,911
BP Amoco PLC (Oil & Gas)	156,996	11,325,685
Business Objects SA* (Software)	83,304	3,235,527
Credit Suisse Group (Diversified Financial Services)	81,702	5,797,570
DaimlerChrysler AG (Auto Manufacturers)	72,090	6,628,672
Diageo PLC (Beverages)	59,274	4,938,114
Elan Corp. PLC* (Pharmaceuticals)	219,474	4,813,056
GlaxoSmithKline PLC (Pharmaceuticals)	152,190	7,970,184
HSBC Holdings PLC (Banks)	112,140	10,291,083
Millicom International Cellular SA* (Telecommunications)	40,050	3,670,182
Nokia OYJ (Telecommunications)	257,922	7,250,177
Novartis AG (Pharmaceuticals)	147,384	8,263,815
Rio Tinto PLC (Mining)	19,224	5,884,850
Royal Dutch Shell PLC—Class A (Oil & Gas)	156,996	12,748,069
Ryanair Holdings PLC* (Airlines)	81,702	3,084,250
Sanofi-Aventis (Pharmaceuticals)	160,200	6,451,248
SAP AG (Software)	108,936	5,563,357
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	51,264	3,800,200
Siemens AG (Miscellaneous Manufacturing)	56,070	8,021,372
Telefonaktiebolaget LM Ericsson (Telecommunications)	137,772	5,495,725
Tenaris SA (Iron/Steel)	88,110	4,313,862
Total Fina SA (Oil & Gas)	123,354	9,989,202
UBS AG (Diversified Financial Services)	120,150	7,210,197
Vodafone Group PLC (Telecommunications)	289,962	9,751,411

TOTAL COMMON STOCKS
(Cost $144,831,773)		192,559,530

Repurchase Agreements (0.4%)
	Principal
	Amount

UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $700,291 (Collateralized by $704,000 Federal National Mortgage Association 5.125%, 9/2/08, market value $714,348)	$700,000	700,000

TOTAL REPURCHASE AGREEMENTS
(Cost $700,000)		700,000

TOTAL INVESTMENT SECURITIES
(Cost $145,531,773)—99.6%		193,259,530
Net other assets (liabilities)—0.4%		750,534

NET ASSETS—100.0%		$194,010,064

As of June 30, 2007, all securities in this portfolio were traded on U.S. Exchanges.
*	Non-income producing security

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Airlines	1.6%
Auto Manufacturers	3.4%
Banks	8.5%
Beverages	2.5%
Diversified Financial Services	6.7%
Engineering & Construction	2.7%
Healthcare-Products	2.3%
Iron/Steel	5.5%
Mining	3.0%
Miscellaneous Manufacturing	4.1%
Oil & Gas	17.6%
Pharmaceuticals	19.2%
Semiconductors	1.9%
Software	4.6%
Telecommunications	15.6%
Other**	0.8%

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Europe 30 (unaudited)	Schedule of Portfolio Investments June 30, 2007

ProFund VP Europe 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of June 30, 2007:

Finland	3.7%
France	12.3%
Germany	10.4%
Ireland	4.1%
Luxembourg	4.1%
Netherlands	5.2%
Sweden	2.8%
Switzerland	16.0%
United Kingdom	40.6%
United States**	0.8%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Europe 30 (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $144,831,773)	$192,559,530
Repurchase agreements, at cost	700,000

Total Investment Securities	193,259,530
Cash	74,708
Dividends and interest receivable	559,868
Receivable for capital shares issued	33,427
Receivable for investments sold	961,418
Prepaid expenses	1,249

Total Assets	194,890,200

Liabilities:
Payable for capital shares redeemed	564,495
Advisory fees payable	114,502
Management services fees payable	15,267
Administration fees payable	4,626
Administrative services fees payable	61,513
Distribution fees payable	52,408
Trustee fees payable	37
Transfer agency fees payable	9,881
Fund accounting fees payable	6,700
Compliance services fees payable	997
Other accrued expenses	49,710

Total Liabilities	880,136

Net Assets	$194,010,064

Net Assets consist of:
Capital	$167,055,677
Accumulated net investment income (loss)	3,917,051
Accumulated net realized gains (losses) on investments	(24,690,421)
Net unrealized appreciation (depreciation) on investments	47,727,757

Net Assets	$194,010,064

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized no par value)	5,379,190

Net Asset Value (offering and redemption price per share)	$36.07

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$2,474,378
Interest	6,772
Foreign tax withholding	(197,715)

Total Investment Income	2,283,435

Expenses:
Advisory fees	537,611
Management services fees	107,523
Administration fees	25,975
Transfer agency fees	22,663
Administrative services fees	229,244
Distribution fees	179,204
Custody fees	15,081
Fund accounting fees	31,001
Trustee fees	1,093
Compliance services fees	1,694
Other fees	41,563

Total Gross Expenses before reductions	1,192,652
Less Expenses reduced by the Advisor	(35,842)

Total Net Expenses	1,156,810

Net Investment Income (Loss)	1,126,625

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	9,087,674
Change in net unrealized appreciation/depreciation on investments	5,598,475

Net Realized and Unrealized Gains (Losses) on Investments	14,686,149

Change in Net Assets Resulting from Operations	$15,812,774

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Europe 30
Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$1,126,625	$2,790,426
Net realized gains (losses) on investments	9,087,674	4,363,692
Change in net unrealized appreciation/depreciation on investments	5,598,475	13,273,457

Change in net assets resulting from operations	15,812,774	20,427,575

Distributions to Shareholders From:
Net investment income	—	(492,626)
Net realized gains on investments	—	(2,816,012)

Change in net assets resulting from distributions	—	(3,308,638)

Capital Transactions:
Proceeds from shares issued	204,608,462	261,413,045
Dividends reinvested	—	3,308,638
Value of shares redeemed	(186,435,601)	(242,285,502)

Change in net assets resulting from capital transactions	18,172,861	22,436,181

Change in net assets	33,985,635	39,555,118
Net Assets:
Beginning of period	160,024,429	120,469,311

End of period	$194,010,064	$160,024,429

Accumulated net investment income (loss)	$3,917,051	$2,790,426

Share Transactions:
Issued	6,153,639	8,673,743
Reinvested	—	113,816
Redeemed	(5,791,287)	(8,094,139)

Change in shares	362,352	693,420

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Europe 30
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2007		year ended	year ended	year ended	year ended	year ended
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$31.99		$27.96	$28.28	$24.96	$18.01	$24.26

Investment Activities:
Net investment income (loss)(a)	0.26		0.64	0.13	0.03	0.05	0.07
Net realized and unrealized gains (losses) on investments	3.82		4.18	2.14	3.53	6.92	(6.32)

Total income (loss) from investment activities	4.08		4.82	2.27	3.56	6.97	(6.25)

Distributions to Shareholders From:
Net investment income	—		(0.12)	(0.04)	(0.03)	(0.02)	—
Net realized gains on investments	—		(0.67)	(2.55)	(0.21)	—	—

Total distributions	—		(0.79)	(2.59)	(0.24)	(0.02)	—

Net Asset Value, End of Period	$36.07		$31.99	$27.96	$28.28	$24.96	$18.01

Total Return	12.75	%(b)	17.51%	8.09%	14.32%	38.73%	(25.76)%
Ratios to Average Net Assets:
Gross expenses(c)	1.66%		1.69%	1.76%	1.78%	1.91%	2.03%
Net expenses(c)	1.61%		1.66%	1.76%	1.78%	1.91%	1.98%
Net investment income (loss)(c)	1.57%		2.12%	0.45%	0.12%	0.25%	0.33%
Supplemental Data:
Net Assets, end of period (000’s)	$194,010		$160,024	$120,469	$140,608	$142,019	$33,119
Portfolio turnover rate(d)	127	%(b)	172%	230%	319%	376%	1,280%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Japan

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	100%
Options	NM

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition
% of Index

Industrial	29%
Consumer Cyclical	22%
Consumer Non-Cyclical	15%
Technology	10%
Financial	9%
Basic Materials	7%
Communications	7%
Energy	1%
Utilities	NM

NM Not meaningful, amount is less than 0.5%.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	June 30, 2007
(unaudited)

U.S. Government Agency Obligations (75.5%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 4.60%, 7/2/07	$9,303,000	$ 9,301,811
Federal Farm Credit Bank, 4.60%, 7/2/07	9,303,000	9,301,811
Federal Home Loan Bank, 4.60%, 7/2/07	9,303,000	9,301,811
Federal Home Loan Mortgage Corp., 4.60%, 7/2/07	9,303,000	9,301,811

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $37,207,244)		37,207,244

Repurchase Agreements (18.8%)
UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $9,303,860 (Collateralized by $9,255,000 Federal Home Loan Mortgage Corp., 5.50%, 1/18/08, market value $9,486,349)	9,300,000	9,300,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,300,000)		9,300,000

Options Purchased(NM)
	Contracts

Nikkei 225 Futures Put Option 10000 expiring September 2007	200	1,945

TOTAL OPTIONS PURCHASED
(Cost $3,301)		1,945

TOTAL INVESTMENT SECURITIES
(Cost $46,510,545)—94.3%		46,509,189
Net other assets (liabilities)—5.7%		2,785,739

NET ASSETS—100.0%		$49,294,928

NM  Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring September 2007 (Underlying face amount at value $49,286,400)	544	$244,864

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Japan
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $37,210,545)	$37,209,189
Repurchase agreements, at cost	9,300,000

Total Investment Securities	46,509,189
Segregated cash balances with brokers for futures contracts	3,106,549
Interest receivable	2,573
Receivable for capital shares issued	47,292
Variation margin on futures contracts	356,126
Prepaid expenses	897

Total Assets	50,022,626

Liabilities:
Cash overdraft	355,317
Payable for capital shares redeemed	289,261
Advisory fees payable	31,781
Management services fees payable	4,237
Administration fees payable	1,284
Administrative services fees payable	15,091
Distribution fees payable	10,850
Trustee fees payable	14
Transfer agency fees payable	3,019
Fund accounting fees payable	1,854
Compliance services fees payable	449
Other accrued expenses	14,541

Total Liabilities	727,698

Net Assets	$49,294,928

Net Assets consist of:
Capital	$46,508,018
Accumulated net investment income (loss)	3,572,405
Accumulated net realized gains (losses) on investments	(1,029,003)
Net unrealized appreciation (depreciation) on investments	243,508

Net Assets	$49,294,928

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,618,144

Net Asset Value (offering and redemption price per share)	$30.46

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$1,699,634

Expenses:
Advisory fees	245,911
Management services fees	49,183
Administration fees	9,005
Transfer agency fees	10,828
Administrative services fees	114,614
Distribution fees	81,970
Custody fees	5,724
Fund accounting fees	14,693
Trustee fees	581
Compliance services fees	713
Other fees	16,662

Total Gross Expenses before reductions	549,884
Less Expenses reduced by the Advisor	(16,395)

Total Net Expenses	533,489

Net Investment Income (Loss)	1,166,145

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(468)
Net realized gains (losses) on futures contracts	4,507,657
Change in net unrealized appreciation/depreciation on investments	(2,900,143)

Net Realized and Unrealized Gains (Losses) on Investments	1,607,046

Change in Net Assets Resulting from Operations	$2,773,191

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Japan

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$1,166,145	$2,406,260
Net realized gains (losses) on investments	4,507,189	(325,180)
Change in net unrealized appreciation/depreciation on investments	(2,900,143)	(1,538,978)

Change in net assets resulting from operations	2,773,191	542,102

Distributions to Shareholders From:
Net investment income	—	(616,089)
Net realized gains on investments	—	(18,291,662)

Change in net assets resulting from distributions	—	(18,907,751)

Capital Transactions:
Proceeds from shares issued	87,267,051	195,438,192
Dividends reinvested	—	18,907,751
Value of shares redeemed	(108,772,396)	(257,108,253)

Change in net assets resulting from capital transactions	(21,505,345)	(42,762,310)

Change in net assets	(18,732,154)	(61,127,959)
Net Assets:
Beginning of period	68,027,082	129,155,041

End of period	$49,294,928	$68,027,082

Accumulated net investment income (loss)	$3,572,405	$2,406,260

Share Transactions:
Issued	2,982,192	5,355,733
Reinvested	—	730,029
Redeemed	(3,743,458)	(7,005,385)

Change in shares	(761,266)	(919,623)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Japan

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the	For the	For the	For the	For the period
	June 30, 2007		year ended	year ended	year ended	year ended	May 1, 2002 through
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002(a)

Net Asset Value,
Beginning of Period	$28.59		$39.15	$27.62	$27.84	$21.96	$30.00

Investment Activities:
Net investment income (loss)(b)	0.52		1.10	0.49	(0.21)	(0.28)	(0.14)
Net realized and unrealized gains (losses) on investments	1.35		1.77 (c)	11.04	2.20	6.16	(7.90)

Total income (loss) from investment activities	1.87		2.87	11.53	1.99	5.88	(8.04)

Distributions to Shareholders From:
Net investment income	—		(0.44)	—	—	—	—
Net realized gains on investments	—		(12.99)	—	(2.21)	—	—

Total distributions	—		(13.43)	—	(2.21)	—	—

Net Asset Value, End of Period	$30.46		$28.59	$39.15	$27.62	$27.84	$21.96

Total Return	6.58	%(d)	10.86%	41.78%	7.56%	26.78%	(26.80	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.68%		1.73%	1.83%	1.85%	1.95%	2.06%
Net expenses(e)	1.63%		1.70%	1.83%	1.85%	1.95%	1.98%
Net investment income (loss)(e)	3.56%		3.06%	1.52%	(0.72)%	(1.12)%	(0.85)%
Supplemental Data:
Net assets, end of period (000’s)	$49,295		$68,027	$129,155	$27,659	$25,188	$3,072
Portfolio turnover rate(f)	—	(d)	—	—	—	—	—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

87

PROFUNDS VP ProFund VP UltraBull

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P 500 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	88%
Futures Contracts	56%
Swap Agreements	57%

Total Exposure	201%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	3.1%
General Electric Co.	2.6%
AT&T, Inc.	1.7%
Citigroup, Inc.	1.7%
Microsoft Corp.	1.6%

S&P 500 Index - Composition
% of Index

Financial	21%
Consumer Non-Cyclical	19%
Industrial	12%
Communications	12%
Technology	11%
Energy	11%
Consumer Cyclical	8%
Utilities	3%
Basic Materials	3%

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (88.4%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	2,882	$250,129
Abbott Laboratories (Pharmaceuticals)	6,160	329,868
Abercrombie & Fitch Co.—Class A (Retail)	352	25,689
ACE, Ltd.ADR (Insurance)	1,298	81,151
Adobe Systems, Inc.* (Software)	2,354	94,513
Advanced Micro Devices, Inc.* (Semiconductors)	2,200	31,460
Aetna, Inc. (Healthcare-Services)	2,068	102,159
Affiliated Computer Services, Inc.—Class A* (Computers)	396	22,461
AFLAC, Inc. (Insurance)	1,958	100,641
Agilent Technologies, Inc.* (Electronics)	1,584	60,889
Air Products & Chemicals, Inc. (Chemicals)	858	68,957
Alcoa, Inc. (Mining)	3,476	140,882
Allegheny Energy, Inc.* (Electric)	660	34,148
Allegheny Technologies, Inc. (Iron/Steel)	418	43,840
Allergan, Inc. (Pharmaceuticals)	1,232	71,012
Allied Waste Industries, Inc.* (Environmental Control)	1,012	13,622
Allstate Corp. (Insurance)	2,420	148,854
Alltel Corp. (Telecommunications)	1,386	93,624
Altera Corp. (Semiconductors)	1,408	31,159
Altria Group, Inc. (Agriculture)	8,404	589,457
Amazon.com, Inc.* (Internet)	1,232	84,281
Ambac Financial Group, Inc. (Insurance)	418	36,445
Ameren Corp. (Electric)	814	39,894
American Electric Power, Inc. (Electric)	1,584	71,343
American Express Co. (Diversified Financial Services)	4,752	290,727
American International Group, Inc. (Insurance)	10,362	725,651
American Standard Cos. (Building Materials)	704	41,522
Ameriprise Financial, Inc. (Diversified Financial Services)	946	60,137
AmerisourceBergen Corp. (Pharmaceuticals)	770	38,092
Amgen, Inc.* (Biotechnology)	4,642	256,656
Anadarko Petroleum Corp. (Oil & Gas)	1,848	96,078
Analog Devices, Inc. (Semiconductors)	1,298	48,857
Anheuser-Busch Cos., Inc. (Beverages)	3,036	158,358
AON Corp. (Insurance)	1,166	49,683
Apache Corp. (Oil & Gas)	1,320	107,699
Apartment Investment and Management Co.—Class A (REIT)	396	19,966
Apollo Group, Inc.—Class A* (Commercial Services)	550	32,137
Apple Computer, Inc.* (Computers)	3,454	421,526
Applera Corp.—Applied Biosystems Group (Electronics)	726	22,172
Applied Materials, Inc. (Semiconductors)	5,522	109,722
Archer-Daniels-Midland Co. (Agriculture)	2,618	86,630
Archstone-Smith Trust (REIT)	880	52,017
Ashland, Inc. (Chemicals)	220	14,069
Assurant, Inc. (Insurance)	396	23,332
AT&T, Inc. (Telecommunications)	24,640	1,022,560
Autodesk, Inc.* (Software)	924	43,502
Automatic Data Processing, Inc. (Software)	2,200	106,634
AutoNation, Inc.* (Retail)	594	13,329
AutoZone, Inc.* (Retail)	198	27,051
Avalonbay Communities, Inc. (REIT)	308	36,615
Avaya, Inc.* (Telecommunications)	1,804	30,379
Avery Dennison Corp. (Household Products/Wares)	374	24,864
Avon Products, Inc. (Cosmetics/Personal Care)	1,760	64,680
Baker Hughes, Inc. (Oil & Gas Services)	1,276	107,350
Ball Corp. (Packaging & Containers)	418	22,225
Bank of America Corp. (Banks)	17,732	866,917
Bank of New York Co., Inc. (Banks)	3,014	124,900
Bard (C.R.), Inc. (Healthcare-Products)	418	34,539
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	440	22,101
Bausch & Lomb, Inc. (Healthcare-Products)	220	15,277
Baxter International, Inc. (Healthcare-Products)	2,596	146,259
BB&T Corp. (Banks)	2,178	88,601
Bear Stearns Cos., Inc. (Diversified Financial Services)	484	67,760
Becton, Dickinson & Co. (Healthcare-Products)	968	72,116
Bed Bath & Beyond, Inc.* (Retail)	1,100	39,589
Bemis Co., Inc. (Packaging & Containers)	418	13,869
Best Buy Co., Inc. (Retail)	1,628	75,979
Big Lots, Inc.* (Retail)	440	12,945
Biogen Idec, Inc.* (Biotechnology)	1,364	72,974
Biomet, Inc. (Healthcare-Products)	990	45,263
BJ Services Co. (Oil & Gas Services)	1,166	33,161
Black & Decker Corp. (Hand/Machine Tools)	264	23,314
BMC Software, Inc.* (Software)	814	24,664
Boeing Co. (Aerospace/Defense)	3,146	302,519

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Boston Properties, Inc. (REIT)	484	$49,431
Boston Scientific Corp.* (Healthcare-Products)	4,730	72,558
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,854	247,872
Broadcom Corp.—Class A* (Semiconductors)	1,848	54,054
Brown-Forman Corp. (Beverages)	308	22,509
Brunswick Corp. (Leisure Time)	352	11,486
Burlington Northern Santa Fe Corp. (Transportation)	1,430	121,750
C.H. Robinson Worldwide, Inc. (Transportation)	682	35,819
CA, Inc. (Software)	1,650	42,620
Campbell Soup Co. (Food)	858	33,299
Capital One Financial Corp. (Diversified Financial Services)	1,650	129,426
Cardinal Health, Inc. (Pharmaceuticals)	1,540	108,786
Carnival Corp.ADR (Leisure Time)	1,760	85,835
Caterpillar, Inc. (Machinery-Construction & Mining)	2,552	199,822
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	748	27,302
CBS Corp.—Class B (Media)	2,926	97,494
Celgene Corp.* (Biotechnology)	1,518	87,027
CenterPoint Energy, Inc. (Electric)	1,276	22,202
Centex Corp. (Home Builders)	484	19,408
CenturyTel, Inc. (Telecommunications)	440	21,582
Chesapeake Energy Corp. (Oil & Gas)	1,628	56,329
ChevronTexaco Corp. (Oil & Gas)	8,580	722,779
Chicago Mercantile Exchange (Diversified Financial Services)	132	70,536
Chubb Corp. (Insurance)	1,606	86,949
Ciena Corp.* (Telecommunications)	352	12,718
CIGNA Corp. (Insurance)	1,144	59,740
Cincinnati Financial Corp. (Insurance)	682	29,599
Cintas Corp. (Textiles)	528	20,819
Circuit City Stores, Inc. (Retail)	550	8,294
Cisco Systems, Inc.* (Telecommunications)	24,244	675,195
CIT Group, Inc. (Diversified Financial Services)	770	42,219
Citigroup, Inc. (Diversified Financial Services)	19,756	1,013,285
Citizens Communications Co. (Telecommunications)	1,364	20,828
Citrix Systems, Inc.* (Software)	726	24,444
Clear Channel Communications, Inc. (Media)	1,980	74,884
Clorox Co. (Household Products/Wares)	616	38,254
CMS Energy Corp. (Electric)	902	15,514
Coach, Inc.* (Apparel)	1,474	69,853
Coca-Cola Co. (Beverages)	8,030	420,049
Coca-Cola Enterprises, Inc. (Beverages)	1,122	26,928
Cognizant Technology Solutions Corp.* (Computers)	572	42,951
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,046	132,683
Comcast Corp.—Special Class A* (Media)	12,430	349,532
Comerica, Inc. (Banks)	616	36,634
Commerce Bancorp, Inc. (Banks)	770	28,482
Compass Bancshares, Inc. (Banks)	528	36,421
Computer Sciences Corp.* (Computers)	682	40,340
Compuware Corp.* (Software)	1,210	14,351
ConAgra Foods, Inc. (Food)	1,980	53,183
ConocoPhillips (Oil & Gas)	6,534	512,919
CONSOL Energy, Inc. (Coal)	726	33,476
Consolidated Edison, Inc. (Electric)	1,078	48,639
Constellation Brands, Inc.* (Beverages)	770	18,696
Constellation Energy Group, Inc. (Electric)	726	63,285
Convergys Corp.* (Commercial Services)	550	13,332
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	726	41,447
Corning, Inc.* (Telecommunications)	6,292	160,761
Costco Wholesale Corp. (Retail)	1,782	104,283
Countrywide Credit Industries, Inc. (Diversified Financial Services)	2,376	86,368
Coventry Health Care, Inc.* (Healthcare-Services)	616	35,512
CSX Corp. (Transportation)	1,738	78,349
Cummins, Inc. (Machinery-Diversified)	418	42,306
CVS Corp. (Retail)	6,159	224,496
D.R. Horton, Inc. (Home Builders)	1,100	21,923
Danaher Corp. (Miscellaneous Manufacturing)	946	71,423
Darden Restaurants, Inc. (Retail)	572	25,162
Dean Foods Co. (Food)	528	16,827
Deere & Co. (Machinery-Diversified)	902	108,907
Dell, Inc.* (Computers)	9,064	258,777
Developers Diversified Realty Corp. (REIT)	506	26,671
Devon Energy Corp. (Oil & Gas)	1,782	139,513
Dillards, Inc.—Class A (Retail)	242	8,695
DIRECTV Group, Inc.* (Media)	3,080	71,179
Dollar General Corp. (Retail)	1,254	27,488
Dominion Resources, Inc. (Electric)	1,408	121,524
Dover Corp. (Miscellaneous Manufacturing)	814	41,636
Dow Jones & Co., Inc. (Media)	264	15,167
DTE Energy Co. (Electric)	704	33,947
Du Pont (Chemicals)	3,696	187,905
Duke Energy Corp. (Electric)	5,038	92,195
Dynegy, Inc.—Class A* (Electric)	1,606	15,161
E* TRADE Financial Corp.** (Diversified Financial Services)	1,716	37,906
Eastman Chemical Co. (Chemicals)	330	21,229
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,144	31,838
Eaton Corp. (Miscellaneous Manufacturing)	594	55,242
eBay, Inc.* (Internet)	4,532	145,840
Ecolab, Inc. (Chemicals)	704	30,061
Edison International (Electric)	1,298	72,844
El Paso Corp. (Pipelines)	2,794	48,141
Electronic Arts, Inc.* (Software)	1,232	58,298
Electronic Data Systems Corp. (Computers)	2,024	56,126
Eli Lilly & Co. (Pharmaceuticals)	3,938	220,055
Embarq Corp. (Telecommunications)	594	37,642
EMC Corp.* (Computers)	8,382	151,714
Emerson Electric Co. (Electrical Components&Equipment)	3,168	148,262
Ensco International, Inc. (Oil & Gas)	594	36,240
Entergy Corp. (Electric)	792	85,021
EOG Resources, Inc. (Oil & Gas)	968	70,722
Equifax, Inc. (Commercial Services)	572	25,408
Equity Residential Properties Trust (REIT)	1,166	53,205
Exelon Corp. (Electric)	2,684	194,858
Express Scripts, Inc.* (Pharmaceuticals)	1,100	55,011
Exxon Mobil Corp. (Oil & Gas)	22,506	1,887,803
Family Dollar Stores, Inc. (Retail)	594	20,386
Fannie Mae (Diversified Financial Services)	3,894	254,395
Federated Investors, Inc.—Class B (Diversified Financial Services)	352	13,492
FedEx Corp. (Transportation)	1,232	136,715
Fidelity National Information Services, Inc. (Software)	660	35,825
Fifth Third Bancorp (Banks)	2,200	87,494
First Data Corp. (Software)	3,014	98,467
First Horizon National Corp. (Banks)	506	19,734
FirstEnergy Corp. (Electric)	1,210	78,323
Fiserv, Inc.* (Software)	682	38,738
Fluor Corp. (Engineering & Construction)	352	39,202
Ford Motor Co. (Auto Manufacturers)	7,502	70,669
Forest Laboratories, Inc.* (Pharmaceuticals)	1,276	58,249
Fortune Brands, Inc. (Household Products/Wares)	616	50,740

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

FPL Group, Inc. (Electric)	1,628	$92,373
Franklin Resources, Inc. (Diversified Financial Services)	660	87,430
Freddie Mac (Diversified Financial Services)	2,640	160,248
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	1,496	123,899
Gannett Co., Inc. (Media)	946	51,983
General Dynamics Corp. (Aerospace/Defense)	1,628	127,342
General Electric Co. (Miscellaneous Manufacturing)	41,096	1,573,155
General Growth Properties, Inc. (REIT)	946	50,091
General Mills, Inc. (Food)	1,386	80,970
General Motors Corp. (Auto Manufacturers)	2,266	85,655
Genuine Parts Co. (Distribution/Wholesale)	682	33,827
Genworth Financial, Inc.—Class A (Diversified Financial Services)	1,672	57,517
Genzyme Corp.* (Biotechnology)	1,056	68,006
Gilead Sciences, Inc.* (Pharmaceuticals)	3,740	145,000
Goodrich Corp. (Aerospace/Defense)	506	30,137
Google, Inc.—Class A* (Internet)	880	460,574
H & R Block, Inc. (Commercial Services)	1,298	30,334
Halliburton Co. (Oil & Gas Services)	3,652	125,994
Harley-Davidson, Inc. (Leisure Time)	1,034	61,637
Harman International Industries, Inc. (Home Furnishings)	264	30,835
Harrah’s Entertainment, Inc. (Lodging)	748	63,774
Hartford Financial Services Group, Inc. (Insurance)	1,276	125,699
Hasbro, Inc. (Toys/Games/Hobbies)	638	20,040
Heinz (H.J.) Co. (Food)	1,298	61,616
Hercules, Inc.* (Chemicals)	462	9,078
Hess Corp. (Oil & Gas)	1,100	64,856
Hewlett-Packard Co. (Computers)	10,472	467,261
Hilton Hotels Corp. (Lodging)	1,562	52,280
Home Depot, Inc. (Retail)	7,876	309,921
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,124	175,819
Hospira, Inc.* (Pharmaceuticals)	616	24,049
Host Marriott Corp. (REIT)	2,090	48,321
Hudson City Bancorp, Inc. (Savings & Loans)	1,936	23,658
Humana, Inc.* (Healthcare-Services)	682	41,541
Huntington Bancshares, Inc. (Banks)	946	21,512
IAC/InterActiveCorp* (Internet)	880	30,457
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,650	89,413
IMS Health, Inc. (Software)	792	25,447
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	1,210	66,332
Integrys Energy Group, Inc. (Electric)	308	15,625
Intel Corp. (Semiconductors)	23,210	551,470
International Business Machines Corp. (Computers)	5,456	574,244
International Flavors & Fragrances, Inc. (Chemicals)	308	16,059
International Game Technology (Entertainment)	1,320	52,404
International Paper Co. (Forest Products & Paper)	1,738	67,869
Interpublic Group of Cos., Inc.* (Advertising)	1,870	21,318
Intuit, Inc.* (Software)	1,364	41,029
ITT Industries, Inc. (Miscellaneous Manufacturing)	726	49,571
J.C. Penney Co., Inc. (Holding Company) (Retail)	902	65,287
J.P. Morgan Chase & Co. (Diversified Financial Services)	13,640	660,858
Jabil Circuit, Inc. (Electronics)	726	16,023
Janus Capital Group, Inc. (Diversified Financial Services)	748	20,824
JDS Uniphase Corp.* (Telecommunications)	836	11,227
Johnson & Johnson (Healthcare-Products)	11,572	713,067
Johnson Controls, Inc. (Auto Parts & Equipment)	792	91,690
Jones Apparel Group, Inc. (Apparel)	440	12,430
Juniper Networks, Inc.* (Telecommunications)	2,266	57,035
KB Home (Home Builders)	308	12,126
Kellogg Co. (Food)	990	51,272
KeyCorp (Banks)	1,562	53,623
KeySpan Corp. (Gas)	704	29,554
Kimberly-Clark Corp. (Household Products/Wares)	1,826	122,141
Kimco Realty Corp. (REIT)	902	34,339
King Pharmaceuticals, Inc.* (Pharmaceuticals)	968	19,805
KLA-Tencor Corp. (Semiconductors)	770	42,312
Kohls Corp.* (Retail)	1,298	92,197
Kraft Foods, Inc. (Food)	6,402	225,670
Kroger Co. (Food)	2,838	79,833
L-3 Communications Holdings, Inc. (Aerospace/Defense)	506	49,279
Laboratory Corp. of America Holdings* (Healthcare-Services)	462	36,156
Legg Mason, Inc. (Diversified Financial Services)	528	51,945
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	704	15,523
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	2,134	159,026
Lennar Corp.—Class A (Home Builders)	550	20,108
Lexmark International, Inc.—Class A* (Computers)	374	18,442
Limited, Inc. (Retail)	1,364	37,442
Lincoln National Corp. (Insurance)	1,078	76,484
Linear Technology Corp. (Semiconductors)	1,012	36,614
Liz Claiborne, Inc. (Apparel)	418	15,591
Lockheed Martin Corp. (Aerospace/Defense)	1,408	132,535
Loews Corp. (Insurance)	1,782	90,846
Lowe’s Cos., Inc. (Retail)	6,006	184,324
LSI Logic Corp.* (Semiconductors)	3,080	23,131
M&T Bank Corp. (Banks)	308	32,925
Macy’s, Inc. (Retail)	1,826	72,638
Manor Care, Inc. (Healthcare-Services)	286	18,673
Marathon Oil Corp. (Oil & Gas)	2,728	163,571
Marriott International, Inc.—Class A (Lodging)	1,320	57,077
Marsh & McLennan Cos., Inc. (Insurance)	2,222	68,615
Marshall & Ilsley Corp. (Banks)	1,034	49,249
Masco Corp. (Building Materials)	1,518	43,217
Mattel, Inc. (Toys/Games/Hobbies)	1,562	39,503
Maxim Integrated Products, Inc. (Semiconductors)	1,276	42,631
MBIA, Inc. (Insurance)	528	32,852
McCormick & Co., Inc. (Food)	528	20,159
McDonald’s Corp. (Retail)	4,774	242,328
McGraw-Hill Cos., Inc. (Media)	1,364	92,861
McKesson Corp. (Commercial Services)	1,188	70,852
MeadWestvaco Corp. (Forest Products & Paper)	726	25,642
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,122	87,505
Medtronic, Inc. (Healthcare-Products)	4,598	238,452
Mellon Financial Corp. (Banks)	1,672	73,568
MEMC Electronic Materials, Inc.* (Semiconductors)	902	55,130
Merck & Co., Inc. (Pharmaceuticals)	8,668	431,666
Meredith Corp. (Media)	154	9,486
Merrill Lynch & Co., Inc. (Diversified Financial Services)	3,476	290,524
MetLife, Inc. (Insurance)	2,970	191,506
MGIC Investment Corp. (Insurance)	330	18,764
Micron Technology, Inc.* (Semiconductors)	3,014	37,765
Microsoft Corp. (Software)	33,638	991,312
Millipore Corp.* (Biotechnology)	220	16,520
Molex, Inc. (Electrical Components & Equipment)	572	17,166
Molson Coors Brewing Co.—Class B (Beverages)	198	18,307
Monsanto Co. (Agriculture)	2,178	147,102
Monster Worldwide, Inc.* (Internet)	528	21,701

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Moody’s Corp. (Commercial Services)	924	$57,473
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	4,202	352,464
Motorola, Inc. (Telecommunications)	9,240	163,548
Murphy Oil Corp. (Oil & Gas)	748	44,461
Mylan Laboratories, Inc. (Pharmaceuticals)	990	18,008
Nabors Industries, Ltd.ADR* (Oil & Gas)	1,122	37,452
National City Corp. (Banks)	2,310	76,969
National Semiconductor Corp. (Semiconductors)	1,122	31,719
National-Oilwell Varco, Inc.* (Oil & Gas Services)	704	73,385
NCR Corp.* (Computers)	726	38,144
Network Appliance, Inc.* (Computers)	1,474	43,041
Newell Rubbermaid, Inc. (Housewares)	1,122	33,020
Newmont Mining Corp. (Mining)	1,804	70,464
News Corp.—Class A (Media)	9,306	197,380
Nicor, Inc. (Gas)	176	7,554
NIKE, Inc.—Class B (Apparel)	1,518	88,484
NiSource, Inc. (Electric)	1,100	22,781
Noble Corp.ADR (Oil & Gas)	528	51,491
Nordstrom, Inc. (Retail)	902	46,110
Norfolk Southern Corp. (Transportation)	1,562	82,114
Northern Trust Corp. (Banks)	748	48,052
Northrop Grumman Corp. (Aerospace/Defense)	1,386	107,928
Novell, Inc.* (Software)	1,386	10,797
Novellus Systems, Inc.* (Semiconductors)	506	14,355
Nucor Corp. (Iron/Steel)	1,210	70,966
NVIDIA Corp.* (Semiconductors)	1,452	59,982
Occidental Petroleum Corp. (Oil & Gas)	3,322	192,277
Office Depot, Inc.* (Retail)	1,100	33,330
OfficeMax, Inc. (Retail)	308	12,104
Omnicom Group, Inc. (Advertising)	1,320	69,854
Oracle Corp.* (Software)	15,818	311,773
PACCAR, Inc. (Auto Manufacturers)	990	86,170
Pactiv Corp.* (Packaging & Containers)	528	16,838
Pall Corp. (Miscellaneous Manufacturing)	484	22,259
Parker Hannifin Corp. (Miscellaneous Manufacturing)	462	45,234
Patterson Cos., Inc.* (Healthcare-Products)	550	20,499
Paychex, Inc. (Commercial Services)	1,364	53,360
Peabody Energy Corp. (Coal)	1,056	51,089
PepsiCo, Inc. (Beverages)	6,512	422,303
PerkinElmer, Inc. (Electronics)	484	12,613
Pfizer, Inc. (Pharmaceuticals)	28,028	716,676
PG&E Corp. (Electric)	1,408	63,782
Pinnacle West Capital Corp. (Electric)	396	15,781
Pitney Bowes, Inc. (Office/Business Equipment)	880	41,202
Plum Creek Timber Co., Inc. (Forest Products & Paper)	704	29,329
PNC Financial Services Group (Banks)	1,386	99,210
Polo Ralph Lauren Corp. (Apparel)	242	23,743
PPG Industries, Inc. (Chemicals)	660	50,233
PPL Corp. (Electric)	1,540	72,057
Praxair, Inc. (Chemicals)	1,276	91,859
Precision Castparts Corp. (Metal Fabricate/Hardware)	550	66,748
Principal Financial Group, Inc. (Insurance)	1,078	62,837
Procter & Gamble Co. (Cosmetics/Personal Care)	12,584	770,015
Progress Energy, Inc. (Electric)	1,012	46,137
Progressive Corp. (Insurance)	2,948	70,546
Prologis (REIT)	1,034	58,835
Prudential Financial, Inc. (Insurance)	1,870	181,820
Public Service Enterprise Group, Inc. (Electric)	1,012	88,833
Public Storage, Inc. (REIT)	484	37,181
Pulte Homes, Inc. (Home Builders)	858	19,262
QLogic Corp.* (Semiconductors)	638	10,623
Qualcomm, Inc. (Telecommunications)	6,666	289,238
Quest Diagnostics, Inc. (Healthcare-Services)	638	32,953
Questar Corp. (Pipelines)	704	37,206
Qwest Communications International, Inc.* (Telecommunications)	6,204	60,179
R.R. Donnelley & Sons Co. (Commercial Services)	880	38,289
RadioShack Corp. (Retail)	550	18,227
Raytheon Co. (Aerospace/Defense)	1,782	96,032
Regions Financial Corp. (Banks)	2,816	93,210
Reynolds American, Inc. (Agriculture)	682	44,466
Robert Half International, Inc. (Commercial Services)	660	24,090
Rockwell Collins, Inc. (Aerospace/Defense)	660	46,622
Rockwell International Corp. (Machinery-Diversified)	638	44,303
Rohm & Haas Co. (Chemicals)	572	31,277
Rowan Cos., Inc. (Oil & Gas)	440	18,031
Ryder System, Inc. (Transportation)	242	13,020
SAFECO Corp. (Insurance)	418	26,025
Safeway, Inc. (Food)	1,760	59,893
SanDisk Corp.* (Computers)	902	44,144
Sara Lee Corp. (Food)	2,926	50,912
Schering-Plough Corp. (Pharmaceuticals)	5,940	180,814
Schlumberger, Ltd.ADR (Oil & Gas Services)	4,708	399,898
Schwab (Diversified Financial Services)	4,048	83,065
Sealed Air Corp. (Packaging & Containers)	638	19,791
Sears Holdings Corp.* (Retail)	330	55,935
Sempra Energy (Gas)	1,056	62,547
Sherwin-Williams Co. (Chemicals)	440	29,247
Sigma-Aldrich Corp. (Chemicals)	528	22,530
Simon Property Group, Inc. (REIT)	902	83,922
SLM Corp. (Diversified Financial Services)	1,650	95,007
Smith International, Inc. (Oil & Gas Services)	792	46,443
Snap-on, Inc. (Hand/Machine Tools)	242	12,223
Solectron Corp.* (Electronics)	3,608	13,277
Southern Co. (Electric)	3,014	103,350
Southwest Airlines Co. (Airlines)	3,124	46,579
Sovereign Bancorp, Inc. (Savings & Loans)	1,452	30,695
Spectra Energy Corp. (Pipelines)	2,530	65,679
Sprint Corp. (Telecommunications)	11,550	239,200
St. Jude Medical, Inc.* (Healthcare-Products)	1,342	55,680
Staples, Inc. (Retail)	2,860	67,868
Starbucks Corp.* (Retail)	2,970	77,933
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	858	57,546
State Street Corp. (Banks)	1,342	91,793
Stryker Corp. (Healthcare-Products)	1,188	74,951
Sun Microsystems, Inc.* (Computers)	14,256	74,987
Sunoco, Inc. (Oil & Gas)	484	38,565
SunTrust Banks, Inc. (Banks)	1,430	122,608
SuperValu, Inc. (Food)	836	38,724
Symantec Corp.* (Internet)	3,608	72,882
Synovus Financial Corp. (Banks)	1,298	39,849
Sysco Corp. (Food)	2,464	81,287
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,056	54,796
Target Corp. (Retail)	3,410	216,876
TECO Energy, Inc. (Electric)	836	14,362
Tektronix, Inc. (Electronics)	330	11,134
Tellabs, Inc.* (Telecommunications)	1,738	18,701
Temple-Inland, Inc. (Forest Products & Paper)	418	25,720
Tenet Healthcare Corp.* (Healthcare-Services)	1,892	12,317
Teradyne, Inc.* (Semiconductors)	748	13,150
Terex Corp.* (Machinery-Construction & Mining)	418	33,983
Texas Instruments, Inc. (Semiconductors)	5,720	215,244
Textron, Inc. (Miscellaneous Manufacturing)	506	55,716
The AES Corp.* (Electric)	2,662	58,245
The Dow Chemical Co. (Chemicals)	3,806	168,301
The E.W. Scripps Co.—Class A (Media)	330	15,078
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	462	21,026

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

The Gap, Inc. (Retail)	2,112	$40,339
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,628	352,869
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	814	28,295
The Hershey Co. (Food)	682	34,523
The New York Times Co.—Class A (Media)	572	14,529
The Pepsi Bottling Group, Inc. (Beverages)	528	17,783
The Stanley Works (Hand/Machine Tools)	330	20,031
The Travelers Companies, Inc. (Insurance)	2,662	142,417
The Williams Cos., Inc. (Pipelines)	2,398	75,825
Thermo Electron Corp.* (Electronics)	1,694	87,614
Tiffany & Co. (Retail)	550	29,183
Time Warner, Inc. (Media)	15,114	317,999
TJX Cos., Inc. (Retail)	1,826	50,215
Torchmark Corp. (Insurance)	374	25,058
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	1,144	121,241
Tribune Co. (Media)	330	9,702
TXU Corp. (Electric)	1,826	122,890
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	7,920	267,617
Tyson Foods, Inc.—Class A (Food)	1,012	23,316
U.S. Bancorp (Banks)	6,952	229,068
Union Pacific Corp. (Transportation)	1,078	124,132
Unisys Corp.* (Computers)	1,386	12,668
United Parcel Service, Inc.—Class B (Transportation)	4,224	308,352
United States Steel Corp. (Iron/Steel)	462	50,242
United Technologies Corp. (Aerospace/Defense)	3,982	282,443
UnitedHealth Group, Inc. (Healthcare-Services)	5,346	273,394
UnumProvident Corp. (Insurance)	1,364	35,614
UST, Inc. (Agriculture)	638	34,267
V.F. Corp. (Apparel)	352	32,236
Valero Energy Corp. (Oil & Gas)	2,200	162,492
Varian Medical Systems, Inc.* (Healthcare-Products)	506	21,510
VeriSign, Inc.* (Internet)	990	31,413
Verizon Communications, Inc. (Telecommunications)	11,594	477,325
Viacom, Inc.—Class B* (Media)	2,750	114,482
Vornado Realty Trust (REIT)	528	57,996
Vulcan Materials Co. (Building Materials)	374	42,838
W.W. Grainger, Inc. (Distribution/Wholesale)	286	26,612
Wachovia Corp. (Banks)	7,634	391,242
Wal-Mart Stores, Inc. (Retail)	9,680	465,705
Walgreen Co. (Retail)	4,004	174,334
Walt Disney Co. (Media)	7,920	270,389
Washington Mutual, Inc. (Savings & Loans)	3,542	151,031
Waste Management, Inc. (Environmental Control)	2,068	80,755
Waters Corp.* (Electronics)	396	23,507
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	418	13,598
Weatherford International, Ltd.ADR* (Oil & Gas Services)	1,342	74,132
WellPoint, Inc.* (Healthcare-Services)	2,442	194,945
Wells Fargo & Co. (Banks)	13,332	468,886
Wendy’s International, Inc. (Retail)	352	12,936
Western Union Co. (Commercial Services)	3,080	64,156
Weyerhaeuser Co. (Forest Products & Paper)	858	67,722
Whirlpool Corp. (Home Furnishings)	308	34,250
Whole Foods Market, Inc. (Food)	572	21,908
Windstream Corp. (Telecommunications)	1,914	28,251
Wrigley (Wm.) Jr. Co. (Food)	858	47,456
Wyeth (Pharmaceuticals)	5,368	307,801
Wyndham Worldwide Corp.* (Lodging)	726	26,325
Xcel Energy, Inc. (Electric)	1,628	33,325
Xerox Corp.* (Office/Business Equipment)	3,740	69,115
Xilinx, Inc. (Semiconductors)	1,188	31,803
XL Capital, Ltd.—Class A (Insurance)	748	63,049
XTO Energy, Inc. (Oil & Gas)	1,540	92,554
Yahoo!, Inc.* (Internet)	4,840	131,309
YUM! Brands, Inc. (Retail)	2,112	69,105
Zimmer Holdings, Inc.* (Healthcare-Products)	946	80,306
Zions Bancorp (Banks)	440	33,840

TOTAL COMMON STOCKS
(Cost $35,193,081)		53,381,540

Repurchase Agreements (15.1%)
	Principal
	Amount

UBS, 4.98%, 7/2/07+, dated 6/29/07, with a repurchase price of $9,115,781 (Collateralized by $9,260,000 of various U.S. Government Agency Obligations, 4.75% - 5.25%, 8/3/07-12/5/11, market value $9,296,049)	$9,112,000	9,112,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,112,000)		9,112,000

TOTAL INVESTMENT SECURITIES
(Cost $44,305,081)—103.5%		62,493,540
Net other assets (liabilities)—(3.5)%		(2,122,145)

NET ASSETS—100.0%		$60,371,395

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $33,374,000)	88	$154,903

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Equity Index Swap Agreement based on the S&P 500 Index expiring 7/30/07	$33,226,911	$(75,214)
Equity Index Swap Agreement based on the S&P 500 Index expiring 7/30/07	1,288,657	(2,935)

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising	0.1%
Aerospace/Defense	2.1%
Agriculture	1.5%
Airlines	0.1%
Apparel	0.3%

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Auto Manufacturers	0.3%
Auto Parts & Equipment	0.2%
Banks	5.5%
Beverages	1.7%
Biotechnology	0.7%
Building Materials	0.3%
Chemicals	1.3%
Coal	0.2%
Commercial Services	0.7%
Computers	3.9%
Cosmetics/Personal Care	1.6%
Distribution/Wholesale	0.1%
Diversified Financial Services	7.5%
Electric	2.8%
Electrical Components & Equipment	0.2%
Electronics	0.2%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.6%
Forest Products & Paper	0.3%
Gas	0.2%
Hand/Machine Tools	NM
Healthcare-Products	2.5%
Healthcare-Services	1.4%
Home Builders	NM
Home Furnishings	0.2%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	4.1%
Internet	1.6%
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	0.4%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.4%
Media	2.8%
Metal Fabricate/Hardware	0.1%
Mining	0.5%
Miscellaneous Manufacturing	4.8%
Office/Business Equipment	0.2%
Oil & Gas	7.9%
Oil & Gas Services	1.5%
Packaging & Containers	NM
Pharmaceuticals	4.9%
Pipelines	0.4%
REIT	1.1%
Real Estate	NM
Retail	4.9%
Savings & Loans	0.4%
Semiconductors	2.7%
Software	3.3%
Telecommunications	5.7%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other**	11.6%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $35,193,081)	$53,381,540
Repurchase agreements, at cost	9,112,000

Total Investment Securities	62,493,540
Cash	41,495
Segregated cash balances with brokers for futures contracts	1,915,502
Dividends and interest receivable	62,018
Receivable for capital shares issued	512,879
Receivable for investments sold	21,711
Prepaid expenses	728

Total Assets	65,047,873

Liabilities:
Payable for investments purchased	50,091
Payable for capital shares redeemed	4,373,620
Unrealized loss on swap agreements	78,149
Variation margin on futures contracts	41,338
Advisory fees payable	45,629
Management services fees payable	6,084
Administration fees payable	1,840
Administrative services fees payable	20,703
Distribution fees payable	23,541
Trustee fees payable	17
Transfer agency fees payable	4,293
Fund accounting fees payable	2,939
Compliance services fees payable	485
Other accrued expenses	27,749

Total Liabilities	4,676,478

Net Assets	$60,371,395

Net Assets consist of:
Capital	$59,769,073
Accumulated net investment income (loss)	775,951
Accumulated net realized gains (losses) on investments	(18,438,842)
Net unrealized appreciation (depreciation) on investments	18,265,213

Net Assets	$60,371,395

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,307,663

Net Asset Value (offering and redemption price per share)	$26.16

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$601,655
Interest	355,663

Total Investment Income	957,318

Expenses:
Advisory fees	283,236
Management services fees	56,648
Administration fees	10,941
Transfer agency fees	12,551
Administrative services fees	105,105
Distribution fees	94,412
Custody fees	27,927
Fund accounting fees	18,894
Trustee fees	668
Compliance services fees	869
Other fees	22,350

Total Gross Expenses before reductions	633,601
Less Expenses reduced by the Advisor	(18,883)

Total Net Expenses	614,718

Net Investment Income (loss)	342,600

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(385,809)
Net realized gains (losses) on futures contracts	371,739
Net realized gains (losses) on swap agreements	241,271
Change in net unrealized appreciation/depreciation on investments	2,159,854

Net Realized and Unrealized Gains (Losses) on Investments	2,387,055

Change in Net Assets Resulting from Operations	$2,729,655

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull
Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$342,600	$433,351
Net realized gains (losses) on investments	227,201	8,962,805
Change in net unrealized appreciation/depreciation on investments	2,159,854	3,686,738

Change in net assets resulting from operations	2,729,655	13,082,894

Distributions to Shareholders From:
Net investment income	—	(178,786)
Net realized gains on investments	—	(2,629,597)

Change in net assets resulting from distributions	—	(2,808,383)

Capital Transactions:
Proceeds from shares issued	642,081,478	1,055,663,375
Dividends reinvested	—	2,808,383
Value of shares redeemed	(654,869,440)	(1,050,054,349)

Change in net assets resulting from capital transactions	(12,787,962)	8,417,409

Change in net assets	(10,058,307)	18,691,920
Net Assets:
Beginning of period	70,429,702	51,737,782

End of period	$60,371,395	$70,429,702

Accumulated net investment income (loss)	$775,951	$443,351

Share Transactions:
Issued	25,894,027	48,773,881
Reinvested	—	134,180
Redeemed	(26,540,174)	(48,459,760)

Change in shares	(646,147)	448,301

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraBull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2007		year ended	year ended	year ended	year ended	year ended
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$23.84		$20.65	$22.84	$22.19	$14.51	$22.71

Investment Activities:
Net investment income (loss)(a)	0.11		0.16	0.05	0.02	(0.05)	(0.08)
Net realized and unrealized gains (losses) on investments	2.21		4.40	0.49	3.55	7.73	(8.12)

Total income (loss) from investment activities	2.32		4.56	0.54	3.57	7.68	(8.20)

Distributions to Shareholders From:
Net investment income	—		(0.09)	(0.02)	—	—	—
Net realized gains on investments	—		(1.28)	(2.71)	(2.92)	—	—

Total distributions	—		(1.37)	(2.73)	(2.92)	—	—

Net Asset Value, End of Period	$26.16		$23.84	$20.65	$22.84	$22.19	$14.51

Total Return	9.73	%(b)	23.06%	2.61%	17.18%	52.93%	(36.11)%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.75%	1.88%	1.89%	2.07%	2.12%
Net expenses(c)	1.63%		1.72%	1.88%	1.89%	1.84%	1.98%
Net investment income (loss)(c)	0.91%		0.74%	0.24%	0.11%	(0.32)%	(0.46)%
Supplemental Data:
Net assets, end of period (000’s)	$60,371		$70,430	$51,738	$96,514	$68,318	$42,288
Portfolio turnover rate(d)	544	%(b)	1,411%	681%	830%	1,124%	1,249%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P MidCap 400 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	86%
Futures Contracts	39%
Swap Agreements	75%

Total Exposure	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Noble Energy, Inc.	0.7%
Expeditors International of Washington, Inc.	0.6%
Microchip Technology, Inc.	0.6%
Cameron International Corp.	0.6%
Lyondell Chemical Co.	0.6%

S&P MidCap 400 Index - Composition
% of Index

Consumer Non-Cyclical	17%
Industrial	16%
Financial	16%
Consumer Cyclical	14%
Energy	10%
Technology	10%
Utilities	6%
Communications	6%
Basic Materials	5%
Diversified	NM

NM	Not meaningful, amount is less than 0.5%.

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (85.6%)
	Shares	Value

3Com Corp.* (Telecommunications)	29,845	$123,260
99 Cents Only Stores* (Retail)	3,810	49,949
Activision, Inc.* (Software)	19,050	355,663
Acxiom Corp. (Software)	5,080	134,366
ADC Telecommunications, Inc.* (Telecommunications)	8,890	162,954
ADTRAN, Inc. (Telecommunications)	4,445	115,437
Advance Auto Parts, Inc. (Retail)	8,255	334,575
Advanced Medical Optics, Inc.* (Healthcare-Products)	4,445	155,042
Advent Software, Inc.* (Software)	1,270	41,339
Aeropostale, Inc.* (Retail)	3,810	158,801
Affymetrix, Inc.* (Biotechnology)	5,080	126,441
AGCO Corp.* (Machinery-Diversified)	6,985	303,219
AGL Resources, Inc. (Gas)	5,715	231,343
Airgas, Inc. (Chemicals)	5,715	273,748
AirTran Holdings, Inc.* (Airlines)	6,985	76,276
Alaska Air Group, Inc.* (Airlines)	3,175	88,456
Albemarle Corp. (Chemicals)	5,715	220,199
Alberto-Culver Co. (Cosmetics/Personal Care)	6,350	150,622
Alexander & Baldwin, Inc. (Transportation)	3,175	168,624
Alliance Data Systems Corp.* (Commercial Services)	5,080	392,582
Alliant Energy Corp. (Electric)	8,890	345,376
Alliant Techsystems, Inc.* (Aerospace/Defense)	2,540	251,841
AMB Property Corp. (REIT)	7,620	405,536
American Eagle Outfitters, Inc. (Retail)	14,605	374,764
American Financial Group, Inc. (Insurance)	5,080	173,482
American Greetings Corp.—Class A (Household Products/Wares)	4,445	125,927
AmeriCredit Corp.* (Diversified Financial Services)	8,890	236,029
Ametek, Inc. (Electrical Components & Equipment)	8,255	327,558
Amphenol Corp.—Class A (Electronics)	13,335	475,393
Andrew Corp.* (Telecommunications)	11,430	165,049
AnnTaylor Stores Corp.* (Retail)	5,080	179,934
Applebee’s International, Inc. (Retail)	5,715	137,732
Apria Healthcare Group, Inc.* (Healthcare-Services)	3,175	91,345
Aqua America, Inc. (Water)	10,160	228,498
Aquila, Inc.* (Electric)	27,940	114,275
Arch Coal, Inc. (Coal)	10,795	375,666
Arrow Electronics, Inc.* (Electronics)	9,525	366,046
Arthur J. Gallagher & Co. (Insurance)	7,620	212,446
ArvinMeritor, Inc. (Auto Parts & Equipment)	5,080	112,776
Associated Banc-Corp (Banks)	9,525	311,467
Astoria Financial Corp. (Savings & Loans)	6,350	159,004
Atmel Corp.* (Semiconductors)	32,385	180,061
Avis Budget Group, Inc.* (Commercial Services)	7,620	216,637
Avnet, Inc.* (Electronics)	9,525	377,571
Avocent Corp.* (Internet)	3,810	110,528
Bank of Hawaii Corp. (Banks)	3,810	196,748
Barnes & Noble, Inc. (Retail)	3,810	146,571
Beazer Homes USA, Inc. (Home Builders)	3,175	78,327
Beckman Coulter, Inc. (Healthcare-Products)	4,445	287,503
Belo Corp.—Class A (Media)	6,350	130,747
BJ’s Wholesale Club, Inc.* (Retail)	5,080	183,032
Black Hills Corp. (Electric)	2,540	100,965
Blyth, Inc. (Household Products/Wares)	1,905	50,635
Bob Evans Farms, Inc. (Retail)	2,540	93,599
Borders Group, Inc. (Retail)	4,445	84,722
BorgWarner, Inc. (Auto Parts & Equipment)	4,445	382,448
Bowater, Inc. (Forest Products & Paper)	4,445	110,903
Boyd Gaming Corp. (Lodging)	3,175	156,178
Brinker International, Inc. (Retail)	8,255	241,624
Broadridge Financial Solutions, Inc. (Software)	10,160	194,259
Brown & Brown, Inc. (Insurance)	8,890	223,495
Cabot Corp. (Chemicals)	5,080	242,214
Cadence Design Systems, Inc.* (Computers)	20,955	460,172
Callaway Golf Co. (Leisure Time)	4,445	79,165
Cameron International Corp.* (Oil & Gas Services)	8,255	589,985
Career Education Corp.* (Commercial Services)	6,985	235,883
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	4,445	206,737
Carmax, Inc.* (Retail)	15,875	404,812
Carpenter Technology Corp. (Iron/Steel)	1,905	248,241
Catalina Marketing Corp. (Advertising)	2,540	80,010
Cathay Bancorp, Inc. (Banks)	3,810	127,787

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

CBRL Group, Inc. (Retail)	1,905	$80,924
CDW Corp.* (Distribution/Wholesale)	4,445	377,692
Cephalon, Inc.* (Pharmaceuticals)	5,080	408,381
Ceridian Corp.* (Computers)	10,795	377,825
Cerner Corp.* (Software)	5,080	281,788
Charles River Laboratories International, Inc.* (Biotechnology)	5,080	262,230
Charming Shoppes, Inc.* (Retail)	9,525	103,156
CheckFree Corp.* (Internet)	6,350	255,270
Cheesecake Factory, Inc.* (Retail)	5,715	140,132
Chemtura Corp. (Chemicals)	18,415	204,591
Chico’s FAS, Inc.* (Retail)	13,335	324,574
Choicepoint, Inc.* (Commercial Services)	5,715	242,602
Church & Dwight, Inc. (Household Products/Wares)	5,080	246,177
Cimarex Energy Co. (Oil & Gas)	6,350	250,253
Cincinnati Bell, Inc.* (Telecommunications)	18,415	106,439
City National Corp. (Banks)	3,175	241,586
Coldwater Creek, Inc.* (Retail)	4,445	103,257
Commercial Metals Co. (Metal Fabricate/Hardware)	8,890	300,215
Commscope, Inc.* (Telecommunications)	4,445	259,366
Community Health Systems, Inc.* (Healthcare-Services)	6,985	282,543
Con-way, Inc. (Transportation)	3,175	159,512
Copart, Inc.* (Retail)	5,080	155,397
Corinthian Colleges, Inc.* (Commercial Services)	6,350	103,442
Cousins Properties, Inc. (REIT)	3,175	92,107
Covance, Inc.* (Healthcare-Services)	5,080	348,285
Crane Co. (Miscellaneous Manufacturing)	3,810	173,164
Cree Research, Inc.* (Semiconductors)	6,350	164,148
CSG Systems International, Inc.* (Software)	3,175	84,169
Cullen/Frost Bankers, Inc. (Banks)	4,445	237,674
Cypress Semiconductor Corp.* (Semiconductors)	11,430	266,205
Cytec Industries, Inc. (Chemicals)	3,175	202,470
CYTYC Corp.* (Healthcare-Products)	8,890	383,248
Deluxe Corp. (Commercial Services)	3,810	154,724
Denbury Resources, Inc.* (Oil & Gas)	8,890	333,375
DENTSPLY International, Inc. (Healthcare-Products)	11,430	437,312
DeVry, Inc. (Commercial Services)	4,445	151,219
Dick’s Sporting Goods, Inc.* (Retail)	3,175	184,690
Diebold, Inc. (Computers)	5,080	265,176
Digital River, Inc.* (Internet)	3,175	143,669
Dollar Tree Stores, Inc.* (Retail)	7,620	331,851
Donaldson Co., Inc. (Miscellaneous Manufacturing)	5,080	180,594
DPL, Inc. (Electric)	8,255	233,947
DRS Technologies, Inc. (Aerospace/Defense)	3,175	181,832
DST Systems, Inc.* (Computers)	3,810	301,790
Dun & Bradstreet Corp. (Software)	4,445	457,746
Dycom Industries, Inc.* (Engineering & Construction)	3,175	95,187
Eaton Vance Corp. (Diversified Financial Services)	9,525	420,814
Edwards (A.G), Inc. (Diversified Financial Services)	5,715	483,203
Edwards Lifesciences Corp.* (Healthcare-Products)	4,445	219,316
Encore Acquisition Co.* (Oil & Gas)	3,810	105,918
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	10,160	347,777
Energizer Holdings, Inc.* (Electrical Components & Equipment)	4,445	442,722
Energy East Corp. (Electric)	12,065	314,776
Entercom Communications Corp. (Media)	1,905	47,415
Equitable Resources, Inc. (Pipelines)	8,890	440,588
Equity One, Inc. (REIT)	2,540	64,897
Everest Re Group, Ltd.ADR (Insurance)	4,445	482,905
Expeditors International of Washington, Inc (Transportation)	15,875	655,637
F5 Networks, Inc.* (Internet)	3,175	255,905
Fair Isaac Corp. (Software)	4,445	178,333
Fairchild Semiconductor International, Inc.* (Semiconductors)	9,525	184,023
Fastenal Co. (Distribution/Wholesale)	9,525	398,716
Federal Signal Corp. (Miscellaneous Manufacturing)	3,810	60,427
Ferro Corp. (Chemicals)	3,175	79,153
Fidelity National Title Group, Inc.—Class A (Insurance)	16,510	391,287
First American Financial Corp. (Insurance)	6,985	345,757
First Community Bancorp (Banks)	1,905	108,985
First Niagara Financial Group, Inc. (Savings & Loans)	8,255	108,141
FirstMerit Corp. (Banks)	6,350	132,906
Florida Rock Industries, Inc. (Building Materials)	3,810	257,175
Flowserve Corp. (Machinery-Diversified)	4,445	318,262
FMC Corp. (Chemicals)	3,175	283,813
FMC Technologies, Inc.* (Oil & Gas Services)	5,080	402,438
Foot Locker, Inc. (Retail)	11,430	249,174
Forest Oil Corp.* (Oil & Gas)	5,715	241,516
Frontier Oil Corp. (Oil & Gas)	8,255	361,321
Furniture Brands International, Inc. (Home Furnishings)	3,810	54,102
GameStop Corp.* (Retail)	11,430	446,913
Gartner Group, Inc.* (Commercial Services)	3,810	93,688
GATX Corp. (Trucking & Leasing)	3,810	187,642
Gen-Probe, Inc.* (Healthcare-Products)	3,810	230,200
Gentex Corp. (Electronics)	10,795	212,554
Global Payments, Inc. (Software)	5,080	201,422
Graco, Inc. (Machinery-Diversified)	5,080	204,622
Granite Construction, Inc. (Engineering & Construction)	2,540	163,017
Grant Prideco, Inc.* (Oil & Gas Services)	9,525	512,731
Great Plains Energy, Inc. (Electric)	6,350	184,912
Greater Bay Bancorp (Banks)	3,810	106,070
Hanesbrands, Inc.* (Apparel)	6,985	188,805
Hanover Compressor Co.* (Oil & Gas Services)	7,620	181,737
Hanover Insurance Group, Inc. (Insurance)	3,810	185,890
Hansen Natural Corp.* (Beverages)	4,445	191,046
Harris Corp. (Telecommunications)	10,160	554,228
Harsco Corp. (Miscellaneous Manufacturing)	6,350	330,200
Harte-Hanks, Inc. (Advertising)	3,810	97,841
Hawaiian Electric Industries, Inc. (Electric)	6,350	150,432
HCC Insurance Holdings, Inc. (Insurance)	8,255	275,800
Health Management Associates, Inc.—Class A (Healthcare-Services)	18,415	209,194
Health Net, Inc.* (Healthcare-Services)	8,255	435,864
Helmerich & Payne, Inc. (Oil & Gas)	7,620	269,900
Henry Schein, Inc.* (Healthcare-Products)	6,985	373,209
Herman Miller, Inc. (Office Furnishings)	5,080	160,528
Highwoods Properties, Inc. (REIT)	4,445	166,687
Hillenbrand Industries, Inc. (Healthcare-Products)	4,445	288,925
HNI Corp. (Office Furnishings)	3,810	156,210
Horace Mann Educators Corp. (Insurance)	3,175	67,437
Hormel Foods Corp. (Food)	5,715	213,455
Hospitality Properties Trust (REIT)	6,985	289,808
Hovnanian Enterprises, Inc.—Class A*. (Home Builders)	2,540	41,986
Hubbell, Inc.—Class B (Electrical Components & Equipment)	4,445	241,008
IDACORP, Inc. (Electric)	3,175	101,727
Imation Corp. (Computers)	2,540	93,624
IndyMac Bancorp, Inc. (Diversified Financial Services)	5,715	166,707
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	10,795	234,359
Integrated Device Technology, Inc.* (Semiconductors)	14,605	223,018
International Rectifier Corp.* (Semiconductors)	5,715	212,941
International Speedway Corp. (Entertainment)	2,540	133,883
Intersil Corp.—Class A (Semiconductors)	10,160	319,634

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Intuitive Surgical, Inc.* (Healthcare-Products)	2,540	$352,476
Invitrogen Corp.* (Biotechnology)	3,810	280,987
ITT Educational Services, Inc.* (Commercial Services)	2,540	298,145
J.B. Hunt Transport Services, Inc. (Transportation)	7,620	223,418
Jack Henry & Associates, Inc. (Computers)	5,715	147,161
Jacobs Engineering Group, Inc.* (Engineering & Construction)	8,890	511,264
Jefferies Group, Inc. (Diversified Financial Services)	8,255	222,720
JetBlue Airways Corp.* (Airlines)	13,335	156,686
JM Smucker Co. (Food)	4,445	282,969
John Wiley & Sons, Inc. (Media)	3,175	153,321
Joy Global, Inc. (Machinery-Construction & Mining)	8,255	481,514
KBR, Inc.* (Engineering & Construction)	12,700	333,121
Kelly Services, Inc.—Class A (Commercial Services)	1,905	52,311
KEMET Corp.* (Electronics)	6,350	44,768
Kennametal, Inc. (Hand/Machine Tools)	3,175	260,445
Kindred Healthcare, Inc.* (Healthcare-Services)	2,540	78,029
Korn/Ferry International* (Commercial Services)	3,810	100,051
Lam Research Corp.* (Semiconductors)	10,160	522,224
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,905	79,800
Lattice Semiconductor Corp.* (Semiconductors)	8,890	50,851
Laureate Education, Inc.* (Commercial Services)	3,810	234,925
Lear Corp.* (Auto Parts & Equipment)	5,715	203,511
Lee Enterprises, Inc. (Media)	3,175	66,231
Leucadia National Corp. (Holding Companies-Diversified)	12,065	425,291
Liberty Property Trust (REIT)	6,985	306,851
LifePoint Hospitals, Inc.* (Healthcare-Services)	4,445	171,933
Lincare Holdings, Inc.* (Healthcare-Services)	6,350	253,047
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,175	235,712
Louisiana-Pacific Corp. (Forest Products & Paper)	7,620	144,170
Lubrizol Corp. (Chemicals)	5,080	327,914
Lyondell Chemical Co. (Chemicals)	15,875	589,280
M.D.C. Holdings, Inc. (Home Builders)	2,540	122,834
Mack-Cali Realty Corp. (REIT)	5,080	220,929
Macrovision Corp.* (Entertainment)	3,810	114,529
Manpower, Inc. (Commercial Services)	6,350	585,724
Martin Marietta Materials (Building Materials)	3,175	514,413
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	2,540	110,769
McAfee, Inc.* (Internet)	12,065	424,688
MDU Resources Group, Inc. (Electric)	13,335	373,913
Media General, Inc.—Class A (Media)	1,905	63,379
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	4,445	135,750
Mentor Graphics Corp.* (Computers)	6,350	83,630
Mercury General Corp. (Insurance)	2,540	139,979
Micrel, Inc. (Semiconductors)	4,445	56,540
Microchip Technology, Inc. (Semiconductors)	16,510	611,530
Millennium Pharmaceuticals, Inc.* (Biotechnology)	24,130	255,054
Mine Safety Appliances Co. (Environmental Control)	2,540	111,150
Minerals Technologies, Inc. (Chemicals)	1,270	85,027
Modine Manufacturing Co. (Auto Parts & Equipment)	2,540	57,404
Mohawk Industries, Inc.* (Textiles)	3,810	384,010
Moneygram International, Inc. (Software)	6,350	177,482
MPS Group, Inc.* (Commercial Services)	7,620	101,879
MSC Industrial Direct Co.—Class A (Retail)	3,810	209,550
National Fuel Gas Co. (Pipelines)	6,350	275,018
National Instruments Corp. (Computers)	4,445	144,774
Nationwide Health Properties, Inc. (REIT)	6,985	189,992
Navigant Consulting Co.* (Commercial Services)	3,175	58,928
NBTY, Inc.* (Pharmaceuticals)	4,445	192,024
Netflix, Inc.* (Internet)	4,445	86,189
NeuStar, Inc.* (Telecommunications)	5,080	147,168
New York Community Bancorp (Savings & Loans)	20,955	356,654
Newfield Exploration Co.* (Oil & Gas)	9,525	433,864
Noble Energy, Inc. (Oil & Gas)	12,700	792,353
Nordson Corp. (Machinery-Diversified)	2,540	127,406
Northeast Utilities System (Electric)	11,430	324,155
NSTAR (Electric)	8,255	267,875
Nuveen Investments—Class A (Diversified Financial Services)	5,715	355,187
NVR, Inc.* (Home Builders)	635	431,641
O’Reilly Automotive, Inc.* (Retail)	8,255	301,720
OGE Energy Corp. (Electric)	6,985	256,000
Ohio Casualty Corp. (Insurance)	4,445	192,513
Old Republic International Corp. (Insurance)	17,145	364,503
Olin Corp. (Chemicals)	5,715	120,015
Omnicare, Inc. (Pharmaceuticals)	8,890	320,573
ONEOK, Inc. (Gas)	8,255	416,135
Oshkosh Truck Corp. (Auto Manufacturers)	5,715	359,588
Overseas Shipholding Group, Inc. (Transportation)	1,905	155,067
Pacific Sunwear of California, Inc.* (Retail)	5,080	111,760
Packaging Corp. of America (Packaging & Containers)	6,350	160,719
Palm, Inc.* (Computers)	7,620	121,996
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,540	71,704
Parametric Technology Corp.* (Software)	8,890	192,113
Patterson-UTI Energy, Inc. (Oil & Gas)	12,065	316,224
Payless ShoeSource, Inc.* (Retail)	5,080	160,274
PDL BioPharma, Inc.* (Biotechnology)	8,890	207,137
Pentair, Inc. (Miscellaneous Manufacturing)	7,620	293,903
Pepco Holdings, Inc. (Electric)	14,605	411,861
PepsiAmericas, Inc. (Beverages)	4,445	109,169
Perrigo Co. (Pharmaceuticals)	5,715	111,900
Petsmart, Inc. (Retail)	10,160	329,692
Pharmaceutical Product Development, Inc. (Commercial Services)	7,620	291,617
Phillips-Van Heusen Corp. (Apparel)	4,445	269,234
Pioneer Natural Resources Co. (Oil & Gas)	9,525	463,963
Plains Exploration & Production Co.* (Oil & Gas)	5,080	242,875
Plantronics, Inc. (Telecommunications)	3,810	99,898
PMI Group, Inc. (Insurance)	6,350	283,654
PNM Resources, Inc. (Electric)	5,715	158,820
Pogo Producing Co. (Oil & Gas)	4,445	225,762
Polycom, Inc.* (Telecommunications)	6,985	234,696
Potlatch Corp. (Forest Products & Paper)	3,175	136,684
Powerwave Technologies, Inc.* (Telecommunications)	9,525	63,818
Pride International, Inc.* (Oil & Gas)	12,700	475,742
Protective Life Corp. (Insurance)	5,080	242,875
Psychiatric Solutions, Inc.* (Healthcare-Services)	3,810	138,151
Puget Energy, Inc. (Electric)	8,890	214,960
Quanta Services, Inc.* (Commercial Services)	8,890	272,656
Quicksilver Resources, Inc.* (Oil & Gas)	4,445	198,158
Radian Group, Inc. (Insurance)	5,715	308,610
Raymond James Financial Corp. (Diversified Financial Services)	6,985	215,836
Rayonier, Inc. (Forest Products & Paper)	5,715	257,975
Regency Centers Corp. (REIT)	5,080	358,140
Regis Corp. (Retail)	3,175	121,444
Reliance Steel & Aluminum Co. (Iron/Steel)	5,080	285,801
Rent-A-Center, Inc.* (Commercial Services)	5,080	133,248
Republic Services, Inc. (Environmental Control)	12,700	389,128
ResMed, Inc.* (Healthcare-Products)	5,715	235,801
RF Micro Devices, Inc.* (Telecommunications)	14,605	91,135
Rollins, Inc. (Commercial Services)	1,905	43,377
Roper Industries, Inc. (Miscellaneous Manufacturing)	6,350	362,585
Ross Stores, Inc. (Retail)	10,795	332,486

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

RPM, Inc. (Chemicals)	8,890	$205,448
Ruby Tuesday, Inc. (Retail)	3,810	100,317
Ruddick Corp. (Food)	2,540	76,505
Saks, Inc. (Retail)	10,795	230,473
SCANA Corp. (Electric)	8,890	340,398
Scholastic Corp.* (Media)	1,905	68,466
Scientific Games Corp.—Class A* (Entertainment)	5,080	177,546
SEI Investments Co. (Software)	10,160	295,046
Semtech Corp.* (Semiconductors)	4,445	77,032
Sensient Technologies Corp. (Chemicals)	3,810	96,736
Sepracor, Inc.* (Pharmaceuticals)	8,255	338,620
Sequa Corp.—Class A* (Aerospace/Defense)	635	71,120
Sierra Pacific Resources* (Electric)	16,510	289,916
Silicon Laboratories, Inc.* (Semiconductors)	3,810	131,864
Smithfield Foods, Inc.* (Food)	8,890	273,723
Sonoco Products Co. (Packaging & Containers)	7,620	326,212
Sotheby’s (Commercial Services)	4,445	204,559
Southwestern Energy Co.* (Oil & Gas)	12,700	565,150
SPX Corp. (Miscellaneous Manufacturing)	4,445	390,315
SRA International, Inc.—Class A* (Computers)	3,175	80,201
StanCorp Financial Group, Inc. (Insurance)	3,810	199,949
Steel Dynamics, Inc. (Iron/Steel)	6,350	266,128
Stericycle, Inc.* (Environmental Control)	6,350	282,321
STERIS Corp. (Healthcare-Products)	5,080	155,448
Strayer Education, Inc. (Commercial Services)	1,270	167,272
Superior Energy Services, Inc.* (Oil & Gas Services)	6,350	253,492
SVB Financial Group* (Banks)	2,540	134,899
Sybase, Inc.* (Software)	6,985	166,872
Synopsys, Inc.* (Computers)	10,795	285,312
TCF Financial Corp. (Banks)	8,255	229,489
Tech Data Corp.* (Distribution/Wholesale)	4,445	170,955
Techne Corp.* (Healthcare-Products)	3,175	181,642
Teleflex, Inc. (Miscellaneous Manufacturing)	3,175	259,651
Telephone & Data Systems, Inc. (Telecommunications)	7,620	476,783
The BISYS Group, Inc.* (Computers)	8,890	105,169
The Brink’s Co. (Miscellaneous Manufacturing)	3,810	235,801
The Colonial BancGroup, Inc. (Banks)	11,430	285,407
The Commerce Group, Inc. (Insurance)	3,810	132,283
The Corporate Executive Board Co. (Commercial Services)	3,175	206,089
The Macerich Co. (REIT)	5,080	418,694
The Ryland Group, Inc. (Home Builders)	3,175	118,650
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	3,175	136,335
The Timberland Co.—Class A* (Apparel)	3,810	95,974
Thomas & Betts Corp.* (Electronics)	3,810	220,980
Thor Industries, Inc. (Home Builders)	2,540	114,656
Tidewater, Inc. (Oil & Gas Services)	4,445	315,062
Timken Co. (Metal Fabricate/Hardware)	6,985	252,228
Toll Brothers, Inc.* (Home Builders)	9,525	237,934
Tootsie Roll Industries, Inc. (Food)	1,905	52,788
Transaction Systems Architect, Inc.* (Software)	2,540	85,496
Triad Hospitals, Inc.* (Healthcare-Services)	6,985	375,514
Trinity Industries, Inc. (Miscellaneous Manufacturing)	5,715	248,831
TriQuint Semiconductor, Inc.* (Semiconductors)	10,160	51,410
Tupperware Corp. (Household Products/Wares)	4,445	127,749
UDR, Inc. (REIT)	10,160	267,208
United Rentals, Inc.* (Commercial Services)	5,080	165,303
Unitrin, Inc. (Insurance)	3,175	156,147
Universal Corp. (Agriculture)	1,905	116,053
Universal Health Services, Inc.—Class B (Healthcare-Services)	3,810	234,315
Urban Outfitters, Inc.* (Retail)	8,255	198,368
UTStarcom, Inc.* (Telecommunications)	8,255	46,311
Valassis Communications, Inc.* (Commercial Services)	3,810	65,494
Valeant Pharmaceuticals International (Pharmaceuticals)	6,985	116,580
Valspar Corp. (Chemicals)	7,620	216,484
ValueClick, Inc.* (Internet)	7,620	224,485
Varian, Inc.* (Electronics)	2,540	139,268
VCA Antech, Inc.* (Pharmaceuticals)	6,350	239,331
Vectren Corp. (Gas)	5,715	153,905
Ventana Medical Systems, Inc.* (Healthcare-Products)	2,540	196,266
Vertex Pharmaceuticals, Inc.* (Biotechnology)	9,525	272,034
Vishay Intertechnology, Inc.* (Electronics)	13,970	221,005
W.R. Berkley Corp. (Insurance)	12,700	413,258
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	6,350	165,164
Washington Federal, Inc. (Savings & Loans)	6,350	154,369
Washington Post Co.—Class B (Media)	635	492,817
Webster Financial Corp. (Banks)	4,445	189,668
Weingarten Realty Investors (REIT)	5,715	234,886
WellCare Health Plans, Inc.* (Healthcare-Services)	2,540	229,895
Werner Enterprises, Inc. (Transportation)	3,810	76,772
Westamerica Bancorp (Banks)	2,540	112,370
Westar Energy, Inc. (Electric)	6,350	154,178
Western Digital Corp.* (Computers)	16,510	319,468
Westwood One, Inc. (Media)	5,080	36,525
WGL Holdings, Inc. (Gas)	3,810	124,358
Williams Sonoma, Inc. (Retail)	8,255	260,693
Wilmington Trust Corp. (Banks)	5,080	210,871
Wind River Systems, Inc.* (Software)	5,715	62,865
Wisconsin Energy Corp. (Electric)	8,890	393,205
Worthington Industries, Inc. (Metal
Fabricate/Hardware)	5,080	109,982
YRC Worldwide, Inc.* (Transportation)	4,445	163,576
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	5,080	196,799

TOTAL COMMON STOCKS
(Cost $73,657,090)		90,729,187

Repurchase Agreements (17.0%)
	Principal
	Amount

UBS, 4.98%, 7/2/07+, dated 6/29/07, with a repurchase price of $18,076,499 (Collateralized by $18,566,000 Federal Home Loan Mortgage Corp., 5.25%, 12/5/11, market value $18,431,319)	$18,069,000	18,069,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,069,000)		18,069,000

TOTAL INVESTMENT SECURITIES
(Cost $91,726,090)—102.6%		108,798,187
Net other assets (liabilities)—(2.6)%		(2,739,939)

NET ASSETS—100.0%		$106,058,248

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2007

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

S&P MidCap 400 Futures Contract expiring September 2007 (Underlying face amount at value $54,661,750)	121	$(892,799)
Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring September 2007 (Underlying face amount at value $13,010,400)	144	130,889

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 7/30/07	$32,785,852	$(95,431)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 7/30/07	46,980,963	(105,978)

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising	0.2%
Aerospace/Defense	0.5%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.6%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.8%
Banks	2.4%
Beverages	0.3%
Biotechnology	1.3%
Building Materials	0.7%
Chemicals	3.1%
Coal	0.4%
Commercial Services	4.4%
Computers	2.7%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	1.2%
Diversified Financial Services	2.2%
Electric	4.4%
Electrical Components & Equipment	0.9%
Electronics	1.8%
Engineering & Construction	1.1%
Entertainment	0.4%
Environmental Control	0.8%
Food	0.9%
Forest Products & Paper	0.5%
Gas	0.8%
Hand/Machine Tools	0.4%
Healthcare-Products	3.3%
Healthcare-Services	2.7%
Holding Companies-Diversified	0.4%
Home Builders	1.0%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Insurance	4.6%
Internet	1.3%
Iron/Steel	0.8%
Leisure Time	0.1%
Lodging	0.1%
Machinery-Construction & Mining	0.5%
Machinery-Diversified	1.1%
Media	1.0%
Metal Fabricate/Hardware	0.6%
Miscellaneous Manufacturing	2.8%
Office Furnishings	0.3%
Oil & Gas	4.7%
Oil & Gas Services	2.2%
Packaging & Containers	0.5%
Pharmaceuticals	2.1%
Pipelines	0.7%
REIT	3.0%
Retail	6.3%
Savings & Loans	0.6%
Semiconductors	3.0%
Software	2.9%
Telecommunications	2.4%
Textiles	0.4%
Transportation	1.6%
Trucking & Leasing	0.2%
Water	0.2%
Other**	14.4%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $73,657,090)	$90,729,187
Repurchase agreements, at cost	18,069,000

Total Investment Securities	108,798,187
Cash	137,226
Segregated cash balances with brokers for futures contracts	1,620,041
Dividends and interest receivable	44,940
Receivable for capital shares issued	47,573
Receivable for investments sold	356,344
Prepaid expenses	932

Total Assets	111,005,243

Liabilities:
Payable for investments purchased	271,901
Payable for capital shares redeemed	4,164,908
Unrealized loss on swap agreements	201,409
Variation margin on futures contracts	142,910
Advisory fees payable	65,550
Management services fees payable	8,740
Administration fees payable	2,642
Administrative services fees payable	30,462
Distribution fees payable	25,148
Trustee fees payable	23
Transfer agency fees payable	6,032
Fund accounting fees payable	4,042
Compliance services fees payable	638
Other accrued expenses	22,590

Total Liabilities	4,946,995

Net Assets	$106,058,248

Net Assets consist of:
Capital	$86,458,535
Accumulated net investment income (loss)	484,218
Accumulated net realized gains (losses) on investments	3,006,717
Net unrealized appreciation (depreciation) on investments	16,108,778

Net Assets	$106,058,248

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,645,067

Net Asset Value (offering and redemption price per share)	$40.10

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$506,105
Dividends	496,924

Total Investment Income	1,003,029

Expenses:
Advisory fees	365,110
Management services fees	73,022
Administration fees	16,124
Transfer agency fees	15,243
Administrative services fees	162,001
Distribution fees	121,703
Custody fees	15,140
Fund accounting fees	21,963
Trustee fees	788
Compliance services fees	1,109
Other fees	25,021

Total Gross Expenses before reductions	817,224
Less Expenses reduced by the Advisor	(24,341)

Total Net Expenses	792,883

Net Investment Income (Loss)	210,146

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	3,898,647
Net realized gains (losses) on futures contracts	2,320,218
Net realized gains (losses) on swap agreements	3,906,179
Change in net unrealized appreciation/depreciation on investments	3,063,938

Net Realized and Unrealized Gains (Losses) on Investments	13,188,982

Change in Net Assets Resulting from Operations	$13,399,128

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$210,146	$274,072
Net realized gains (losses) on investments	10,125,044	1,727,346
Change in net unrealized appreciation/depreciation on investments	3,063,938	1,448,172

Change in net assets resulting from operations	13,399,128	3,449,590

Distributions to Shareholders From:
Net realized gains on investments	—	(11,961,148)

Change in net assets resulting from distributions	—	(11,961,148)

Capital Transactions:
Proceeds from shares issued	587,905,150	840,981,184
Dividends reinvested	—	11,961,148
Value of shares redeemed	(574,865,425)	(852,528,779)

Change in net assets resulting from capital transactions	13,039,725	413,553

Change in net assets	26,438,853	(8,098,005)
Net Assets:
Beginning of period	79,619,395	87,717,400

End of period	$106,058,248	$79,619,395

Accumulated net investment income (loss)	$484,218	$274,072

Share Transactions:
Issued	15,496,238	22,392,961
Reinvested	—	402,191
Redeemed	(15,239,277)	(22,719,838)

Change in shares	256,961	75,314

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraMid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 through December 31, 2002(a)

Net Asset Value, Beginning of Period	$33.34		$37.93	$35.37	$29.46	$17.32	$30.00

Investment Activities:
Net investment income (loss)(b)	0.08		0.13	(0.09)	(0.23)	(0.20)	(0.09)
Net realized and unrealized gains (losses) on investments	6.68		2.96	6.29	8.14	12.34	(12.59)

Total income (loss) from investment activities	6.76		3.09	6.20	7.91	12.14	(12.68)

Distributions to Shareholders From:
Net realized gains on investments	—		(7.68)	(3.64)	(2.00)	—	—

Net Asset Value, End of Period	$40.10		$33.34	$37.93	$35.37	$29.46	$17.32

Total Return	20.28	%(c)	10.64%	17.89%	27.70%	70.09%	(42.27	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.76%	1.91%	1.94%	2.08%	2.36%
Net expenses(d)	1.63%		1.73%	1.91%	1.94%	1.98%	1.98%
Net investment income (loss)(d)	0.43%		0.34%	(0.25)%	(0.72)%	(0.88)%	(0.72)%

Supplemental Data:
Net assets, end of period (000’s)	$106,058		$79,619	$87,717	$88,463	$38,653	$20,777
Portfolio turnover rate(e)	288	%(c)	612%	692%	602%	1,202%	2,654	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell 2000 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	82%
Futures Contracts	58%
Swap Agreements	60%

Total Exposure	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

CF Industries Holdings, Inc.	0.2%
Florida East Coast Industries, Inc.	0.2%
ValueClick, Inc.	0.2%
FLIR Systems, Inc.	0.2%
Hologic, Inc.	0.2%

Russell 2000 Index - Composition
% of Index

Financial	20%
Consumer Non-Cyclical	20%
Industrial	15%
Consumer Cyclical	14%
Communications	10%
Technology	9%
Energy	5%
Basic Materials	4%
Utilities	3%
Diversified	NM

NM Not meaningful, amount is less than 0.5%.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (81.6%)
	Shares	Value

3Com Corp.* (Telecommunications)	12,382	$51,138
AAR Corp.* (Aerospace/Defense)	1,208	39,876
Aaron Rents, Inc. (Commercial Services)	1,510	44,092
ABM Industries, Inc. (Commercial Services)	1,661	42,870
Acco Brands Corp.* (Household Products/Wares)	1,661	38,286
Actuant Corp.—Class A (Miscellaneous Manufacturing)	906	57,132
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,208	72,818
Adams Respiratory Therapeutics, Inc.* (Pharmaceuticals)	1,057	41,635
Administaff, Inc. (Commercial Services)	906	30,342
ADTRAN, Inc. (Telecommunications)	1,812	47,058
Advance America Cash Advance Centers, Inc. (Commercial Services)	2,416	42,860
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,359	30,795
Advanced Magnetics, Inc.* (Biotechnology)	453	26,346
Advanta Corp.—Class B (Diversified Financial Services)	1,359	42,319
Advisory Board Co.* (Commercial Services)	755	41,948
Aecom Technology Corp.* (Engineering & Construction)	1,359	33,717
Aeroflex, Inc.* (Telecommunications)	2,718	38,514
Aeropostale, Inc.* (Retail)	1,359	56,643
AFC Enterprises, Inc.* (Retail)	1,812	31,329
Affymetrix, Inc.* (Biotechnology)	1,963	48,859
Aftermarket Technology Corp.* (Auto Parts & Equipment)	1,057	31,372
Agile Software Corp.* (Internet)	3,775	30,427
Agilysys, Inc. (Computers)	1,359	30,577
AirTran Holdings, Inc.* (Airlines)	3,020	32,978
Alaska Air Group, Inc.* (Airlines)	1,359	37,862
Alaska Communications Systems Group, Inc. (Telecommunications)	2,265	35,878
Albany International Corp.—Class A (Machinery-Diversified)	1,057	42,745
Alesco Financial, Inc. (REIT)	3,624	29,463
Alexandria Real Estate Equities, Inc. (REIT)	755	73,099
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,057	47,628
Align Technology, Inc.* (Healthcare-Products)	1,812	43,778
Alkermes, Inc.* (Pharmaceuticals)	3,171	46,297
Alliance One International, Inc.* (Agriculture)	3,624	36,421
Allscripts Healthcare Solutions, Inc.* (Software)	1,661	42,322
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	1,661	25,231
Alpha Natural Resources, Inc.* (Coal)	2,265	47,089
Alpharma, Inc.—Class A (Pharmaceuticals)	1,359	35,348
Amedisys, Inc.* (Healthcare-Services)	906	32,915
AMERCO* (Trucking & Leasing)	453	34,201
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	1,510	44,726
American Campus Communities, Inc. (REIT)	1,510	42,718
American Commercial Lines, Inc.* (Transportation)	1,963	51,136
American Dental Partners, Inc.* (Healthcare-Services)	1,208	31,372
American Equity Investment Life Holding Co. (Insurance)	2,869	34,658
American Financial Realty Trust (REIT)	5,285	54,541
American Home Mortgage Investment Corp. (REIT)	1,661	30,529
American Medical Systems Holdings, Inc.* (Healthcare-Products)	2,416	43,585
American Physicians Capital, Inc.* (Insurance)	906	36,693
American Reprographics Co.* (Software)	1,057	32,545
American States Water Co. (Water)	1,661	59,082
American Superconductor Corp.* (Electrical Components & Equipment)	1,510	29,158
AmericanWest Bancorp. (Banks)	2,265	41,291
AMERIGROUP Corp.* (Healthcare-Services)	1,661	39,532
Ameris Bancorp (Banks)	1,812	40,716
Ameristar Casinos, Inc. (Lodging)	1,057	36,720
Ameron International Corp. (Miscellaneous Manufacturing)	453	40,856
Amkor Technology, Inc.* (Semiconductors)	3,171	49,943
AMN Healthcare Services, Inc.* (Commercial Services)	1,359	29,898
ANADIGICS, Inc.* (Semiconductors)	2,114	29,152
Analogic Corp. (Electronics)	604	44,400
Andrew Corp.* (Telecommunications)	4,681	67,594

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Anixter International, Inc.* (Telecommunications)	755	$56,784
ANSYS, Inc.* (Software)	2,265	60,022
Anworth Mortgage Asset Corp. (REIT)	4,077	36,897
Apex Silver Mines, Ltd.ADR* (Mining)	1,812	36,566
Apogee Enterprises, Inc. (Building Materials)	1,208	33,607
Apollo Investment Corp. (Investment Companies)	2,718	58,491
Applebee’s International, Inc. (Retail)	2,265	54,586
Applera Corp.—Celera Genomics Group* (Biotechnology)	3,171	39,320
Applied Industrial Technologies, Inc. (Machinery-Diversified)	1,510	44,545
Applied Micro Circuits Corp.* (Semiconductors)	11,476	28,690
Apria Healthcare Group, Inc.* (Healthcare-Services)	1,359	39,098
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,963	69,804
Aquila, Inc.* (Electric)	13,892	56,818
Arbitron, Inc. (Commercial Services)	906	46,686
Arch Chemicals, Inc. (Chemicals)	1,057	37,143
Arena Pharmaceuticals, Inc.* (Biotechnology)	2,718	29,871
Argonaut Group, Inc. (Insurance)	1,359	42,414
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	4,983	27,357
Ariba, Inc.* (Internet)	3,322	32,921
Arlington Tankers, Ltd.ADR (Transportation)	1,812	51,968
Array BioPharma, Inc.* (Pharmaceuticals)	2,567	29,957
Arris Group, Inc.* (Telecommunications)	3,171	55,778
Arrow International, Inc. (Healthcare-Products)	906	34,682
ArthroCare Corp.* (Healthcare-Products)	906	39,782
ArvinMeritor, Inc. (Auto Parts & Equipment)	2,416	53,635
Ashford Hospitality Trust (REIT)	4,077	47,946
Aspen Insurance Holdings, Ltd. (Insurance)	2,567	72,056
Aspen Technology, Inc.* (Software)	2,869	40,166
Assisted Living Concepts, Inc.—Class A* (Healthcare-Services)	2,869	30,555
Assured Guaranty, Ltd.ADR (Insurance)	2,114	62,490
Astec Industries, Inc.* (Machinery-Construction & Mining)	755	31,876
Atheros Communications* (Telecommunications)	1,661	51,225
Atlas America, Inc. (Oil & Gas)	755	40,566
ATMI, Inc.* (Semiconductors)	1,208	36,240
ATP Oil & Gas Corp.* (Oil & Gas)	755	36,723
Atwood Oceanics, Inc.* (Oil & Gas)	755	51,808
Authorize.Net Holdings, Inc.* (Internet)	1,661	29,715
Avid Technology, Inc.* (Software)	1,359	48,041
Avocent Corp.* (Internet)	1,661	48,186
Badger Meter, Inc. (Electronics)	1,208	34,138
Baldor Electric Co. (Hand/Machine Tools)	1,359	66,972
Bally Technologies, Inc.* (Entertainment)	1,812	47,873
Banco Latinoamericano de Exportaciones, S.A.—Class EADR (Banks)	1,812	34,066
BankFinancial Corp. (Savings & Loans)	3,020	46,659
Banner Corp. (Banks)	1,359	46,288
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,510	47,837
Basic Energy Services, Inc.* (Oil & Gas Services)	1,510	38,611
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	1,812	30,786
BearingPoint, Inc.* (Commercial Services)	6,493	47,464
Beazer Homes USA, Inc. (Home Builders)	1,208	29,801
Belden, Inc. (Electrical Components & Equipment)	1,208	66,863
Belo Corp.—Class A (Media)	2,718	55,964
Benchmark Electronics, Inc.* (Electronics)	2,114	47,819
Berry Petroleum Co.—Class A (Oil & Gas)	1,208	45,517
Big 5 Sporting Goods Corp. (Retail)	1,359	34,654
Bill Barrett Corp.* (Oil & Gas)	906	33,368
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	604	45,644
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	3,020	54,179
BioMed Realty Trust, Inc. (REIT)	2,265	56,897
Biosite Diagnostics, Inc.* (Healthcare-Products)	543	50,227
Blackbaud, Inc. (Software)	1,661	36,675
Blackboard, Inc.* (Software)	1,057	44,521
Blockbuster, Inc.—Class A* (Retail)	6,946	29,937
Blue Nile, Inc.* (Internet)	453	27,361
Bob Evans Farms, Inc. (Retail)	1,359	50,079
Borders Group, Inc. (Retail)	1,963	37,415
Borland Software Corp.* (Software)	5,285	31,393
Boston Private Financial Holdings, Inc. (Banks)	1,812	48,688
Bowater, Inc. (Forest Products & Paper)	1,812	45,209
Bowne & Co., Inc. (Commercial Services)	1,812	35,352
Brady Corp.—Class A (Electronics)	1,510	56,081
Briggs & Stratton Corp. (Machinery-Diversified)	1,510	47,656
Bright Horizons Family Solutions, Inc.* (Commercial Services)	1,057	41,128
Brightpoint, Inc.* (Distribution/Wholesale)	1,812	24,987
Bristow Group, Inc.* (Transportation)	755	37,410
Brooks Automation, Inc.* (Semiconductors)	2,416	43,850
Brown Shoe Co., Inc. (Retail)	1,510	36,723
Brush Engineered Materials, Inc.* (Mining)	755	31,702
Buckeye Technologies, Inc.* (Forest Products & Paper)	2,114	32,704
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	1,057	74,814
Buffalo Wild Wings, Inc.* (Retail)	604	25,120
C-COR, Inc.* (Telecommunications)	1,963	27,600
CACI International, Inc.—Class A* (Computers)	906	44,258
Calamos Asset Management, Inc. (Diversified Financial Services)	1,359	34,722
California Water Service Group (Water)	1,661	62,271
Callaway Golf Co. (Leisure Time)	2,567	45,718
Capital City Bank Group, Inc. (Banks)	1,661	52,056
Capital Lease Funding, Inc. (REIT)	3,926	42,204
Carrizo Oil & Gas, Inc.* (Oil & Gas)	755	31,310
Carter’s, Inc.* (Apparel)	1,812	47,003
Cascade Corp. (Machinery-Diversified)	453	35,533
Casey’s General Stores, Inc. (Retail)	1,661	45,279
Cash America International, Inc. (Retail)	1,057	41,910
Cbeyond, Inc.* (Telecommunications)	755	29,075
CBRE Realty Finance, Inc. (REIT)	2,718	32,317
CBRL Group, Inc. (Retail)	906	38,487
Centene Corp.* (Healthcare-Services)	1,661	35,579
Centennial Bank Holdings, Inc.* (Banks)	5,134	43,485
Centerline Holding Co. (Diversified Financial Services)	2,265	40,770
Central European Distribution Corp.* (Distribution/Wholesale)	1,208	41,821
Central Garden & Pet Co.—Class A* (Household Products/Wares)	2,869	33,653
Central Vermont Public Service Corp. (Electric)	906	34,138
Century Aluminum Co.* (Mining)	755	41,246
Cenveo, Inc.* (Commercial Services)	1,812	42,020
Cepheid, Inc.* (Healthcare-Products)	2,265	33,069
Ceradyne, Inc.* (Miscellaneous Manufacturing)	755	55,840
CF Industries Holdings, Inc. (Chemicals)	1,510	90,434
Champion Enterprises, Inc.* (Home Builders)	2,718	26,718
Charlotte Russe Holding, Inc.* (Retail)	1,057	28,402
Charming Shoppes, Inc.* (Retail)	3,926	42,519
Charter Communications, Inc.—Class A* (Media)	12,382	50,147
Chattem, Inc.* (Cosmetics/Personal Care)	604	38,282
Checkpoint Systems, Inc.* (Electronics)	1,359	34,315
Chemed Corp. (Commercial Services)	755	50,049
Cherokee, Inc. (Apparel)	1,057	38,623
Chipotle Mexican Grill, Inc.—Class B* (Retail)	906	71,239
Chiquita Brands International, Inc. (Food)	1,661	31,493
Christopher & Banks Corp. (Retail)	1,510	25,897
Cincinnati Bell, Inc.* (Telecommunications)	8,154	47,130

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Cirrus Logic, Inc.* (Semiconductors)	3,775	$31,332
Citadel Broadcasting Corp. (Media)	7,701	49,671
Citi Trends, Inc.* (Retail)	755	28,660
Citizens Republic Bancorp, Inc. (Banks)	2,718	49,739
CKE Restaurants, Inc. (Retail)	2,114	42,428
Clarcor, Inc. (Miscellaneous Manufacturing)	1,661	62,171
CLECO Corp. (Electric)	2,114	51,793
CMGI, Inc.* (Internet)	16,157	31,506
CNET Networks, Inc.* (Internet)	5,436	44,521
CoBiz Financial, Inc. (Banks)	2,416	43,778
Coeur d’Alene Mines Corp.* (Mining)	8,909	31,983
Cogent Communications Group, Inc.* (Internet)	1,510	45,104
Cognex Corp. (Machinery-Diversified)	1,812	40,788
Cohen & Steers, Inc. (Diversified Financial Services)	604	26,244
Coherent, Inc.* (Electronics)	1,208	36,856
Cohu, Inc. (Semiconductors)	1,661	36,957
Coinmatch Service Corp.—Class A (Commercial Services)	3,624	47,946
Coinstar, Inc.* (Commercial Services)	1,208	38,028
Color Kinetics, Inc.* (Electrical Components & Equipment)	755	25,225
Columbia Banking System, Inc. (Banks)	1,963	57,418
Community Banks, Inc. (Banks)	1,359	43,787
Community Trust Bancorp, Inc. (Banks)	1,510	48,773
Commvault Systems, Inc.* (Software)	1,661	28,685
Compass Minerals International, Inc. (Mining)	1,208	41,869
Complete Production Services, Inc.* (Oil & Gas Services)	1,359	35,130
Comstock Resources, Inc.* (Oil & Gas)	1,359	40,729
Comtech Telecommunications Corp.* (Telecommunications)	755	35,047
Conceptus, Inc.* (Healthcare-Products)	1,510	29,249
Concur Technologies, Inc.* (Software)	1,510	34,503
CONMED Corp.* (Healthcare-Products)	1,208	35,370
Consolidated Communications Holdings, Inc. (Telecommunications)	1,661	37,539
Consolidated Water Co., Ltd.ADR (Water)	1,661	48,684
Consolidated-Tomoka Land Co. (Real Estate)	604	41,851
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,812	50,047
Corinthian Colleges, Inc.* (Commercial Services)	3,171	51,656
Corporate Office Properties Trust (REIT)	1,208	49,540
Corus Bankshares, Inc. (Banks)	1,963	33,881
CoStar Group, Inc.* (Commercial Services)	755	39,924
Covansys Corp.* (Computers)	906	30,741
Crosstex Energy, Inc. (Oil & Gas)	1,510	43,382
CSG Systems International, Inc.* (Software)	1,510	40,030
CSK Auto Corp.* (Retail)	1,812	33,341
CT Communications, Inc. (Telecommunications)	1,057	32,249
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,963	38,691
Curtiss-Wright Corp. (Aerospace/Defense)	1,359	63,343
CV Therapeutics, Inc.* (Pharmaceuticals)	2,265	29,921
Cymer, Inc.* (Electronics)	1,057	42,491
Daktronics, Inc. (Electronics)	1,208	25,948
Darling International, Inc.* (Environmental Control)	3,171	28,983
Dawson Geophysical Co.* (Oil & Gas Services)	453	27,841
DCT Industrial Trust, Inc. (REIT)	5,738	61,741
DealerTrack Holdings, Inc.* (Internet)	1,057	38,940
Deckers Outdoor Corp.* (Apparel)	453	45,708
Deerfield Triarc Capital Corp. (REIT)	2,718	39,764
Delta Petroleum Corp.* (Oil & Gas)	2,114	42,449
Deluxe Corp. (Commercial Services)	1,510	61,321
DeVry, Inc. (Commercial Services)	1,812	61,644
DiamondRock Hospitality Co. (REIT)	3,171	60,503
Digene Corp.* (Biotechnology)	755	45,338
Digi International, Inc.* (Software)	2,114	31,160
Digital Realty Trust, Inc. (REIT)	1,661	62,586
Digital River, Inc.* (Internet)	1,208	54,662
Dionex Corp.* (Electronics)	604	42,878
DJO, Inc.* (Healthcare-Products)	906	37,391
Dobson Communications Corp.—Class A* (Telecommunications)	4,681	52,006
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	906	37,001
Dress Barn, Inc.* (Retail)	1,510	30,985
Drill-Quip, Inc.* (Oil & Gas Services)	755	33,937
DTS, Inc.* (Home Furnishings)	1,510	32,873
Dycom Industries, Inc.* (Engineering & Construction)	1,359	40,743
Eagle Bulk Shipping, Inc.ADR (Transportation)	1,812	40,607
EarthLink, Inc.* (Internet)	5,436	40,607
Eclipsys Corp.* (Software)	1,661	32,888
Edge Petroleum Corp.* (Oil & Gas)	1,812	25,386
Education Realty Trust, Inc. (REIT)	3,624	50,845
eFunds Corp.* (Software)	1,359	47,959
EGL, Inc.* (Transportation)	1,057	49,129
El Paso Electric Co.* (Electric)	1,963	48,211
Electronics for Imaging, Inc.* (Computers)	1,812	51,135
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	1,359	32,969
EMCOR Group, Inc.* (Engineering & Construction)	906	66,047
Empire District Electric Co. (Electric)	2,718	60,802
Employers Holdings, Inc. (Insurance)	2,265	48,109
EMS Technologies, Inc.* (Telecommunications)	1,661	36,642
Emulex Corp.* (Semiconductors)	2,416	52,765
Encore Acquisition Co.* (Oil & Gas)	1,661	46,176
Encore Wire Corp. (Electrical Components & Equipment)	1,057	31,118
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	1,208	37,231
EnergySouth, Inc. (Gas)	906	46,206
Ennis, Inc. (Household Products/Wares)	1,510	35,515
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	755	32,306
Entegris, Inc.* (Semiconductors)	4,379	52,023
Entertainment Properties Trust (REIT)	906	48,725
Entravision Communications Corp.* (Media)	3,322	34,648
Enzon Pharmaceuticals, Inc.* (Biotechnology)	4,379	34,375
Epicor Software Corp.* (Software)	2,567	38,171
Equinix, Inc.* (Internet)	906	82,872
Equity Inns, Inc. (REIT)	2,265	50,736
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	906	32,852
Euronet Worldwide, Inc.* (Commercial Services)	1,510	44,032
Evergreen Solar, Inc.* (Energy-Alternate Sources)	3,322	30,895
Excel Technology, Inc.* (Electronics)	1,510	42,189
EXCO Resources, Inc.* (Oil & Gas)	1,963	34,235
Exelixis, Inc.* (Biotechnology)	3,775	45,677
Exponent, Inc.* (Commercial Services)	1,661	37,157
Extra Space Storage, Inc. (REIT)	3,171	52,321
Federal Agricultural Mortgage Corp.—Class C (Diversified Financial Services)	1,057	36,171
FEI Co.* (Electronics)	1,208	39,212
FelCor Lodging Trust, Inc. (REIT)	2,114	55,027
Ferro Corp. (Chemicals)	1,661	41,409
Finisar Corp.* (Telecommunications)	9,060	34,247
First BanCorp. (Banks)	3,171	34,849
First Financial Holdings, Inc. (Savings & Loans)	1,510	49,392
First Merchants Corp. (Banks)	2,114	50,799
First Place Finacial Corp. (Savings & Loans)	1,963	41,459
First Potomac Realty Trust (REIT)	1,963	45,718
First Republic Bank (Banks)	906	48,616
First State Bancorporation (Banks)	2,114	45,007
Fisher Communications, Inc.* (Media)	755	38,346
Fleetwood Enterprises, Inc.* (Home Builders)	3,171	28,698
FLIR Systems, Inc.* (Electronics)	1,812	83,805

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Florida East Coast Industries, Inc. (Transportation)	1,057	$87,710
Flow International Corp.* (Machinery-Diversified)	2,416	30,442
Flowers Foods, Inc. (Food)	1,510	50,374
Flushing Financial Corp. (Savings & Loans)	2,718	43,651
Force Protection, Inc.* (Auto Manufacturers)	1,963	40,516
FormFactor, Inc.* (Semiconductors)	1,359	52,050
Forward Air Corp. (Transportation)	1,359	46,328
Fossil, Inc.* (Household Products/Wares)	1,359	40,077
Foundry Networks, Inc.* (Telecommunications)	4,077	67,923
FPIC Insurance Group, Inc.* (Insurance)	906	36,938
Franklin Bank Corp. Houston* (Savings & Loans)	2,567	38,248
Fremont General Corp. (Banks)	2,265	24,371
Friedman, Billings, Ramsey Group, Inc.—Class A (Diversified Financial Services)	6,040	32,978
FTI Consulting, Inc.* (Commercial Services)	1,208	45,940
Fuel Tech, Inc.* (Environmental Control)	906	31,030
FuelCell Energy, Inc.* (Energy-Alternate Sources)	3,473	27,506
Fuller (H.B.) Co. (Chemicals)	1,812	54,161
Gartner Group, Inc.* (Commercial Services)	2,114	51,983
Gaylord Entertainment Co.* (Lodging)	1,208	64,797
Gemstar-TV Guide International, Inc.* (Media)	8,607	42,346
Genco Shipping & Trading, Ltd.ADR (Transportation)	755	31,151
GenCorp, Inc.* (Aerospace/Defense)	2,869	37,498
General Communication, Inc.—Class A* (Telecommunications)	2,567	32,883
Genesco, Inc.* (Retail)	755	39,494
Genesee & Wyoming, Inc.—Class A* (Transportation)	1,359	40,553
Genesis Healthcare Corp.* (Healthcare-Services)	604	41,326
GeoEye, Inc.* (Telecommunications)	1,359	29,531
Georgia Gulf Corp. (Chemicals)	1,510	27,346
Gevity HR, Inc. (Commercial Services)	1,359	26,269
GMH Communities Trust (REIT)	3,624	35,117
Gladstone Capital Corp. (Investment Companies)	1,812	38,886
Golden Telecom, Inc. (Telecommunications)	604	33,226
Goodman Global, Inc.* (Building Materials)	1,510	33,552
GrafTech International, Ltd.* (Electrical Components & Equipment)	3,020	50,857
Granite Construction, Inc. (Engineering & Construction)	906	58,147
Great Wolf Resorts, Inc.* (Entertainment)	2,718	38,731
Greatbatch, Inc.* (Electrical Components & Equipment)	1,057	34,247
Greater Bay Bancorp (Banks)	1,812	50,446
Greenhill & Co., Inc. (Diversified Financial Services)	604	41,501
Greif Brothers Corp.—Class A (Packaging & Containers)	906	54,007
Grey Wolf, Inc.* (Oil & Gas)	5,587	46,037
Group 1 Automotive, Inc. (Retail)	906	36,548
Guitar Center, Inc.* (Retail)	906	54,188
GulfMark Offshore, Inc.* (Transportation)	755	38,671
Haemonetics Corp.* (Healthcare-Products)	906	47,665
Hanover Compressor Co.* (Oil & Gas Services)	2,567	61,223
Harleysville National Corp. (Banks)	2,869	46,248
Harvest Natural Resources, Inc.* (Oil & Gas)	2,718	32,371
Haynes International, Inc.* (Metal Fabricate/Hardware)	453	38,247
HealthExtras, Inc.* (Pharmaceuticals)	1,208	35,733
HEALTHSOUTH Corp.* (Healthcare-Services)	2,416	43,754
Healthways, Inc.* (Healthcare-Services)	1,057	50,070
Hecla Mining Co.* (Mining)	3,775	32,238
HEICO Corp. (Aerospace/Defense)	1,208	50,833
Heidrick & Struggles International, Inc.* (Commercial Services)	755	38,686
Helen of Troy, Ltd.ADR* (Household Products/Wares)	1,208	32,616
Hercules Offshore, Inc.* (Oil & Gas Services)	906	29,336
Hercules Technology Growth Capital, Inc. (Investment Companies)	3,020	40,800
Hercules, Inc.* (Chemicals)	3,322	65,277
Herman Miller, Inc. (Office Furnishings)	1,661	52,488
Hersha Hospitality Trust (REIT)	3,775	44,620
Hexcel Corp.* (Aerospace/Defense Equipment)	2,869	60,450
Hibbett Sports, Inc.* (Retail)	1,359	37,209
Highland Hospitality Corp. (REIT)	2,416	46,387
Highwoods Properties, Inc. (REIT)	1,661	62,287
Hilb, Rogal, and Hobbs Co. (Insurance)	1,057	45,303
Hologic, Inc.* (Healthcare-Products)	1,510	83,518
Horizon Lines, Inc.—Class A (Transportation)	1,359	44,521
Horizon Offshore, Inc.* (Oil & Gas Services)	1,510	28,992
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	755	29,264
Hub Group, Inc.—Class A* (Transportation)	1,359	47,782
Hudson Highland Group, Inc.* (Commercial Services)	1,208	25,839
Human Genome Sciences, Inc.* (Biotechnology)	4,832	43,101
Huron Consulting Group, Inc.* (Commercial Services)	604	44,098
Iconix Brand Group, Inc.* (Apparel)	1,812	40,263
IDACORP, Inc. (Electric)	1,661	53,218
IHS, Inc.—Class A* (Computers)	1,057	48,622
II-VI, Inc.* (Electronics)	1,057	28,719
IKON Office Solutions, Inc. (Office/Business Equipment)	3,322	51,856
Illumina, Inc.* (Biotechnology)	1,510	61,291
Imation Corp. (Computers)	1,208	44,527
Immucor, Inc.* (Healthcare-Products)	1,963	54,905
Independent Bank Corp. Massachusetts (Banks)	1,510	44,605
Independent Bank Corp. Michigan (Banks)	2,416	41,579
Infinity Property & Casualty Corp. (Insurance)	906	45,961
Infocrossing, Inc.* (Software)	1,661	30,679
Informatica Corp.* (Software)	2,869	42,375
Infospace, Inc. (Internet)	1,510	35,047
Infrasource Services, Inc.* (Engineering & Construction)	1,208	44,817
Ingles Markets, Inc.—Class A (Food)	906	31,212
Innospec, Inc. (Chemicals)	604	35,763
Input/Output, Inc.* (Oil & Gas Services)	2,265	35,357
Insight Enterprises, Inc.* (Retail)	1,812	40,897
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	1,510	32,933
Integra Bank Corp. (Banks)	2,265	48,630
Interactive Brokers Group, Inc.—Class A* (Diversified Financial Services)	1,510	40,966
Interdigital Communications Corp.* (Telecommunications)	1,510	48,577
Interface, Inc.—Class A (Office Furnishings)	2,114	39,870
Interline Brands, Inc.* (Building Materials)	1,208	31,505
Intermec, Inc.* (Machinery-Diversified)	1,963	49,684
InterMune, Inc.* (Biotechnology)	1,057	27,419
Internap Network Services Corp.* (Internet)	1,812	26,129
International Coal Group, Inc.* (Coal)	4,832	28,895
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	1,057	69,075
Interwoven, Inc.* (Internet)	2,265	31,801
inVentiv Health, Inc.* (Advertising)	1,057	38,697
Inverness Medical Innovations, Inc.* (Healthcare-Products)	1,359	69,336
IPC Holdings, Ltd.ADR (Insurance)	1,963	63,385
iPCS, Inc. (Telecommunications)	1,057	35,801
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	3,322	32,157
ITC Holdings Corp. (Electric)	1,510	61,351
Itron, Inc.* (Electronics)	906	70,614
J. Crew Group, Inc.* (Retail)	1,057	57,173
j2 Global Communications, Inc.* (Internet)	1,661	57,969
Jack Henry & Associates, Inc. (Computers)	2,265	58,324
Jack in the Box, Inc.* (Retail)	906	64,272

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Jackson Hewitt Tax Service, Inc. (Commercial Services)	1,208	$33,957
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	1,208	33,993
Jamba, Inc.* (Retail)	3,020	27,603
Jer Investors Trust, Inc. (REIT)	2,416	36,240
JetBlue Airways Corp.* (Airlines)	4,832	56,776
Jo-Ann Stores, Inc.* (Retail)	906	25,758
Jos. A. Bank Clothiers, Inc.* (Retail)	755	31,310
K-V Pharmaceutical Co.* (Pharmaceuticals)	1,359	37,019
K2, Inc.* (Leisure Time)	2,114	32,112
Kadant, Inc.* (Machinery-Diversified)	1,057	32,978
Kaiser Aluminum Corp.* (Mining)	453	33,015
Kaman Corp. (Aerospace/Defense)	1,208	37,678
Kaydon Corp. (Metal Fabricate/Hardware)	906	47,221
KBW, Inc.* (Diversified Financial Services)	1,057	31,055
KEMET Corp.* (Electronics)	4,077	28,743
Kenexa Corp.* (Commercial Services)	906	34,165
Keystone Automotive Industries, Inc.* (Auto Parts & Equipment)	755	31,234
Kindred Healthcare, Inc.* (Healthcare-Services)	906	27,832
KNBT Bancorp, Inc. (Savings & Loans)	3,473	51,053
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	3,171	52,639
Knight Transportation, Inc. (Transportation)	2,114	40,969
Knightsbridge Tankers, Ltd.ADR (Transportation)	1,208	36,856
Knoll, Inc. (Office Furnishings)	1,661	37,206
Korn/Ferry International* (Commercial Services)	`1,510	39,653
Kulicke & Soffa Industries, Inc.* (Semiconductors)	3,020	31,619
Kyphon, Inc.* (Healthcare-Products)	1,359	65,436
L-1 Identity Solutions, Inc.* (Electronics)	1,963	40,143
Labor Ready, Inc.* (Commercial Services)	1,661	38,386
Laclede Group, Inc. (Gas)	2,114	67,394
Lance, Inc. (Food)	1,510	35,576
LandAmerica Financial Group, Inc. (Insurance)	453	43,710
Landauer, Inc. (Commercial Services)	906	44,620
LaSalle Hotel Properties (REIT)	1,359	59,008
Lattice Semiconductor Corp.* (Semiconductors)	5,587	31,958
Lawson Software, Inc.* (Software)	4,379	43,308
Layne Christensen Co.* (Engineering & Construction)	755	30,917
LCA-Vision, Inc. (Healthcare-Products)	755	35,681
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	2,718	27,860
Lear Corp.* (Auto Parts & Equipment)	2,114	75,280
Lee Enterprises, Inc. (Media)	1,812	37,798
LIFE TIME FITNESS, Inc.* (Leisure Time)	906	48,226
Lifecell Corp.* (Biotechnology)	1,208	36,892
Ligand Pharmaceuticals, Inc.—Class B (Pharmaceuticals)	3,926	27,011
Lin TV Corp.—Class A* (Media)	1,359	25,563
Littelfuse, Inc.* (Electrical Components & Equipment)	906	30,596
Live Nation, Inc.* (Commercial Services)	1,963	43,932
LKQ Corp.* (Distribution/Wholesale)	1,812	44,684
LodgeNet Entertainment Corp.* (Media)	1,057	33,887
Longs Drug Stores Corp. (Retail)	906	47,583
LoopNet, Inc.* (Internet)	1,359	31,705
LTC Properties, Inc. (REIT)	2,114	48,093
Luminent Mortgage Capital, Inc. (REIT)	3,473	35,043
Luminex Corp.* (Healthcare-Products)	2,265	27,882
M&F Worldwide Corp.* (Food)	453	30,161
Macrovision Corp.* (Entertainment)	1,661	49,930
MAF Bancorp, Inc. (Savings & Loans)	1,057	57,353
Magellan Health Services, Inc.* (Healthcare-Services)	1,208	56,136
Maguire Properties, Inc. (REIT)	1,359	46,654
Manhattan Associates, Inc.* (Computers)	1,208	33,715
MannKind Corp.* (Pharmaceuticals)	1,963	24,204
Mariner Energy, Inc.* (Oil & Gas)	2,567	62,250
Martek Biosciences Corp.* (Biotechnology)	1,510	39,215
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	1,812	46,170
MasTec, Inc.* (Telecommunications)	1,963	31,055
Matria Healthcare, Inc.* (Healthcare-Services)	906	27,434
Matrix Service Co.* (Oil & Gas Services)	1,057	26,266
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	1,208	52,681
Mattson Technology, Inc.* (Semiconductors)	2,869	27,829
Max Capital Group, Ltd. (Insurance)	2,114	59,826
MAXIMUS, Inc. (Commercial Services)	755	32,752
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	1,510	39,169
MCG Capital Corp. (Investment Companies)	2,718	43,542
McGrath Rentcorp (Commercial Services)	1,208	40,698
Medarex, Inc.* (Pharmaceuticals)	3,775	53,945
Mediacom Communications Corp.—Class A* (Media)	3,322	32,190
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,661	50,727
Mentor Corp. (Healthcare-Products)	1,208	49,141
Mentor Graphics Corp.* (Computers)	2,869	37,785
Meridian Bioscience, Inc. (Healthcare-Products)	1,661	35,977
Meritage Homes Corp.* (Home Builders)	906	24,236
Metal Management, Inc. (Environmental Control)	755	33,273
Methode Electronics, Inc. (Electronics)	1,963	30,721
MGE Energy, Inc. (Electric)	1,661	54,265
MGI Pharma, Inc.* (Pharmaceuticals)	2,416	54,046
Micros Systems, Inc.* (Computers)	1,208	65,715
Microsemi Corp.* (Semiconductors)	2,265	54,247
MicroStrategy, Inc.—Class A* (Software)	302	28,536
Midas, Inc.* (Commercial Services)	1,510	34,232
MKS Instruments, Inc.* (Semiconductors)	1,661	46,010
Mobile Mini, Inc.* (Storage/Warehousing)	1,359	39,683
Monaco Coach Corp. (Home Builders)	2,114	30,336
Monarch Casino & Resort, Inc.* (Lodging)	1,057	28,380
Montpelier Re Holdings, Ltd.ADR (Insurance)	3,322	61,590
Moog, Inc.—Class A* (Aerospace/Defense)	1,208	53,285
MPS Group, Inc.* (Commercial Services)	3,322	44,415
MSC. Software Corp.* (Software)	2,265	30,668
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,359	46,804
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	3,926	66,978
MVC Capital, Inc. (Investment Companies)	1,661	31,243
Myriad Genetics, Inc.* (Biotechnology)	1,359	50,541
Nara Bancorp, Inc. (Banks)	2,416	38,487
Nash Finch Co. (Food)	604	29,898
NATCO Group, Inc.—Class A* (Oil & Gas Services)	755	34,760
National CineMedia, Inc.* (Entertainment)	1,661	46,525
National Financial Partners (Diversified Financial Services)	1,208	55,942
Nationwide Health Properties, Inc. (REIT)	2,567	69,822
NCI Building Systems, Inc.* (Building Materials)	755	37,244
Nektar Therapeutics* (Biotechnology)	3,171	30,093
Net 1 UEPS Technologies, Inc.* (Commercial Services)	1,359	32,820
Netflix, Inc.* (Internet)	1,661	32,207
NETGEAR, Inc.* (Telecommunications)	1,208	43,790
NewAlliance Bancshares, Inc. (Savings & Loans)	3,775	55,568
NGP Capital Resources Co. (Investment Companies)	2,265	37,871
Nicor, Inc. (Gas)	1,359	58,328
Nordson Corp. (Machinery-Diversified)	1,057	53,019
North Pittsburgh Systems, Inc. (Telecommunications)	1,510	32,087
NorthStar Realty Finance Corp. (REIT)	3,020	37,780
Novatel Wireless, Inc.* (Telecommunications)	1,057	27,503
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,208	28,328
NTELOS Holdings Corp. (Telecommunications)	1,208	33,389
Nuance Communications, Inc.* (Software)	3,775	63,156

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

NuVasive, Inc.* (Healthcare-Products)	1,510	$40,785
O’Charley’s, Inc. (Retail)	1,812	36,530
Ohio Casualty Corp. (Insurance)	1,812	78,478
Oil States International, Inc.* (Oil & Gas Services)	1,359	56,181
Old Dominion Freight Line, Inc.* (Transportation)	1,208	36,421
Olin Corp. (Chemicals)	2,416	50,736
OM Group, Inc.* (Chemicals)	906	47,946
OMEGA Healthcare Investors, Inc. (REIT)	3,171	50,197
Omnicell, Inc.* (Software)	1,510	31,378
OmniVision Technologies, Inc.* (Semiconductors)	1,963	35,550
ON Semiconductor Corp.* (Semiconductors)	6,644	71,224
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,510	40,619
Opsware, Inc.* (Internet)	3,322	31,592
optionsXpress Holdings, Inc. (Diversified Financial Services)	1,510	38,747
OraSure Technologies, Inc.* (Healthcare-Products)	4,077	33,350
Orbital Sciences Corp.* (Aerospace/Defense)	1,963	41,243
Orthofix International NVADR* (Healthcare-Products)	755	33,952
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,812	65,613
OSI Systems, Inc.* (Electronics)	1,057	28,909
Owens & Minor, Inc. (Distribution/Wholesale)	1,359	47,483
P.F. Chang’s China Bistro, Inc.* (Retail)	1,057	37,206
Pacer International, Inc. (Transportation)	1,510	35,515
Pacific Sunwear of California, Inc.* (Retail)	2,114	46,508
PAETEC Holding Corp.* (Telecommunications)	2,869	32,391
Palm, Inc.* (Computers)	3,020	48,350
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,208	34,102
Parallel Petroleum Corp.* (Oil & Gas)	1,510	33,069
Parametric Technology Corp.* (Software)	3,171	68,525
PAREXEL International Corp.* (Commercial Services)	906	38,106
Parker Drilling Co.* (Oil & Gas)	3,624	38,197
Partners Trust Financial Group, Inc. (Savings & Loans)	4,379	45,979
Payless ShoeSource, Inc.* (Retail)	1,812	57,169
Peet’s Coffee & Tea, Inc.* (Beverages)	1,510	37,191
Penn Virginia Corp. (Oil & Gas)	1,057	42,491
Performance Food Group Co.* (Food)	1,359	44,154
Perini Corp.* (Engineering & Construction)	755	46,455
Perot Systems Corp.—Class A* (Computers)	2,567	43,742
Perrigo Co. (Pharmaceuticals)	2,567	50,262
Petrohawk Energy Corp.* (Oil & Gas)	4,681	74,241
PetroQuest Energy, Inc.* (Oil & Gas)	1,963	28,542
Pharmion Corp.* (Pharmaceuticals)	906	26,229
Phase Forward, Inc.* (Software)	1,812	30,496
PHH Corp.* (Commercial Services)	1,661	51,840
PHI, Inc.* (Transportation)	1,208	35,986
Pier 1 Imports, Inc. (Retail)	3,775	32,050
Pilgrim’s Pride Corp. (Food)	1,208	46,109
Pinnacle Entertainment, Inc.* (Entertainment)	1,812	51,008
Pinnacle Financial Partners, Inc.* (Banks)	1,812	53,200
Piper Jaffray* (Diversified Financial Services)	755	42,076
Plantronics, Inc. (Telecommunications)	1,510	39,592
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	1,812	62,967
Playtex Products, Inc.* (Household Products/Wares)	2,416	35,781
Plexus Corp.* (Electronics)	1,510	34,715
PMA Capital Corp.—Class A* (Insurance)	3,624	38,741
PMC-Sierra, Inc.* (Semiconductors)	6,644	51,358
PNM Resources, Inc. (Electric)	2,416	67,141
Polaris Industries, Inc. (Leisure Time)	1,208	65,425
Polycom, Inc.* (Telecommunications)	2,416	81,178
PolyMedica Corp. (Healthcare-Products)	906	37,010
PolyOne Corp.* (Chemicals)	4,228	30,399
Portfolio Recovery Associates, Inc. (Diversified Financial Services)	604	36,252
Post Properties, Inc. (REIT)	1,208	62,973
Potlatch Corp. (Forest Products & Paper)	1,359	58,505
Powerwave Technologies, Inc.* (Telecommunications)	4,832	32,374
Preferred Bank (Banks)	1,208	48,320
Presidential Life Corp. (Insurance)	1,963	38,593
Priceline.com, Inc.* (Internet)	1,057	72,658
PRIMEDIA, Inc.* (Media)	10,570	30,125
ProAssurance Corp.* (Insurance)	1,057	58,843
Progress Software Corp.* (Software)	1,359	43,203
Prospect Capital Corp. (Investment Companies)	1,963	34,294
Provident New York Bancorp (Savings & Loans)	3,473	46,920
PSS World Medical, Inc.* (Healthcare-Products)	2,265	41,268
Psychiatric Solutions, Inc.* (Healthcare-Services)	1,661	60,228
Quanex Corp. (Metal Fabricate/Hardware)	1,057	51,476
Quantum Corp.* (Computers)	9,362	29,678
Quest Software, Inc.* (Software)	2,265	36,670
Quiksilver, Inc.* (Apparel)	3,775	53,341
RAIT Financial Trust (REIT)	1,963	51,077
Ralcorp Holdings, Inc.* (Food)	906	48,426
Raven Industries, Inc. (Miscellaneous Manufacturing)	906	32,353
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	906	37,372
RC2 Corp.* (Toys/Games/Hobbies)	906	36,249
RealNetworks, Inc.* (Internet)	3,926	32,075
Realty Income Corp. (REIT)	3,020	76,074
Red Robin Gourmet Burgers, Inc.* (Retail)	906	36,575
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	1,359	38,759
Regal-Beloit Corp. (Hand/Machine Tools)	906	42,165
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,114	37,883
Regis Corp. (Retail)	1,359	51,982
Renasant Corp. (Banks)	1,812	41,205
Rent-A-Center, Inc.* (Commercial Services)	2,114	55,450
Republic Property Trust (REIT)	3,473	42,544
Resource Capital Corp. (REIT)	2,416	33,776
Resources Connection, Inc.* (Commercial Services)	1,510	50,102
RF Micro Devices, Inc.* (Telecommunications)	6,040	37,690
Rimage Corp.* (Computers)	1,057	33,391
Robbins & Myers, Inc. (Machinery-Diversified)	604	32,091
Rock-Tenn Co.—Class A (Forest Products & Paper)	1,208	38,318
Rofin-Sinar Technologies, Inc.* (Electronics)	604	41,676
Rosetta Resources, Inc.* (Oil & Gas)	1,812	39,030
RTI International Metals, Inc.* (Mining)	604	45,523
Rudolph Technologies, Inc.* (Semiconductors)	1,812	30,097
Rush Enterprises, Inc.* (Retail)	1,359	29,517
Russ Berrie and Co., Inc.* (Household Products/Wares)	1,661	30,944
Ryerson, Inc. (Iron/Steel)	906	34,111
SAIC, Inc.* (Commercial Services)	2,869	51,843
Sally Beauty Holdings, Inc.* (Retail)	3,171	28,539
Sanderson Farms, Inc. (Food)	755	33,990
Sandy Spring Bancorp, Inc. (Banks)	1,510	47,474
Sapient Corp.* (Internet)	3,624	28,014
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,114	26,256
SAVVIS, Inc.* (Telecommunications)	906	44,856
ScanSource, Inc.* (Distribution/Wholesale)	1,208	38,644
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	755	36,195
Scholastic Corp.* (Media)	1,359	48,842
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,208	37,448
Sciele Pharma, Inc.* (Pharmaceuticals)	1,359	32,018
Seabright Insurance Holdings* (Insurance)	2,114	36,953
Seacoast Banking Corp. of Florida (Banks)	1,963	42,695
Security Bank Corp. (Banks)	2,114	42,491
Select Comfort Corp.* (Retail)	1,812	29,391
Selective Insurance Group, Inc. (Insurance)	2,114	56,824
Semtech Corp.* (Semiconductors)	2,567	44,486

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Senior Housing Properties Trust (REIT)	2,718	$55,311
Senomyx, Inc.* (Commercial Services)	1,963	26,501
Signature Bank* (Banks)	1,208	41,193
Silgan Holdings, Inc. (Packaging & Containers)	755	41,736
Silicon Image, Inc.* (Semiconductors)	3,473	29,798
Sinclair Broadcast Group, Inc.—Class A (Media)	2,265	32,208
SiRF Technology Holdings, Inc.* (Semiconductors)	1,661	34,449
Skilled Healthcare Group, Inc.—Class A* (Healthcare-Services)	1,963	30,446
SkyWest, Inc. (Airlines)	1,812	43,180
Skyworks Solutions, Inc.* (Semiconductors)	5,285	38,845
Smart Modular Technologies (WWH), Inc.ADR* (Computers)	1,812	24,933
Sohu.com, Inc.* (Internet)	1,057	33,813
Sonic Corp.* (Retail)	2,265	50,102
SonicWALL, Inc.* (Internet)	3,473	29,833
SonoSite, Inc.* (Healthcare-Products)	1,057	33,222
Sonus Networks, Inc.* (Telecommunications)	7,248	61,753
Sotheby’s (Commercial Services)	1,812	83,388
Southwest Bancorp, Inc. (Banks)	1,812	43,560
Spansion, Inc.—Class A* (Semiconductors)	3,020	33,522
Spartan Motors, Inc. (Auto Parts & Equipment)	1,359	23,130
Spartan Stores, Inc. (Food)	1,057	34,786
Spartech Corp. (Chemicals)	1,208	32,072
Spherion Corp.* (Commercial Services)	3,171	29,776
Spirit Finance Corp. (REIT)	3,775	54,964
SPSS, Inc.* (Software)	755	33,326
Stage Stores, Inc. (Retail)	1,661	34,815
Standard Microsystems Corp.* (Semiconductors)	1,057	36,297
Standard Pacific Corp. (Home Builders)	2,114	37,058
Standex International Corp. (Miscellaneous Manufacturing)	1,661	47,239
Steiner Leisure, Ltd.ADR* (Commercial Services)	755	37,086
STERIS Corp. (Healthcare-Products)	1,963	60,068
Sterling Financial Corp. (Savings & Loans)	1,812	52,439
Steven Madden, Ltd. (Apparel)	1,057	34,627
Stewart Enterprises, Inc.—Class A (Commercial Services)	4,379	34,112
Stifel Financial Corp.* (Diversified Financial Services)	604	35,570
Stone Energy Corp.* (Oil & Gas)	1,057	36,213
Strategic Hotels & Resorts, Inc. (REIT)	2,416	54,336
Strayer Education, Inc. (Commercial Services)	453	59,665
Suffolk Bancorp (Banks)	1,359	43,379
Sunrise Assisted Living, Inc.* (Healthcare-Services)	1,359	54,346
Sunstone Hotel Investors, Inc. (REIT)	2,114	60,016
Superior Bancorp* (Banks)	4,530	46,342
Superior Essex, Inc.* (Electrical Components & Equipment)	906	33,839
SureWest Communications (Telecommunications)	1,208	32,906
Swift Energy Co.* (Oil & Gas)	906	38,741
Sybase, Inc.* (Software)	2,416	57,718
Symbion, Inc.* (Healthcare-Services)	1,359	29,504
Symmetricom, Inc.* (Telecommunications)	3,473	29,173
Synaptics, Inc.* (Computers)	906	32,426
Take-Two Interactive Software, Inc.* (Software)	2,265	45,232
Taser International, Inc.* (Electronics)	2,416	33,727
Technitrol, Inc. (Electronics)	1,359	38,963
Technology Investment Capital Corp. (Investment Companies)	2,567	40,533
Tekelec* (Telecommunications)	2,114	30,484
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,057	48,569
TeleTech Holdings, Inc.* (Commercial Services)	1,208	39,236
Tempur-Pedic International, Inc. (Home Furnishings)	2,265	58,663
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	1,510	52,910
Terra Industries, Inc.* (Chemicals)	2,718	69,092
Tessera Technologies, Inc.* (Semiconductors)	1,359	55,107
Tetra Tech, Inc.* (Environmental Control)	1,963	42,303
Texas Capital Bancshares, Inc.* (Banks)	1,812	40,498
Texas Industries, Inc. (Building Materials)	755	59,200
The BISYS Group, Inc.* (Computers)	3,926	46,445
The Children’s Place Retail Stores, Inc.* (Retail)	755	38,988
The Commerce Group, Inc. (Insurance)	1,661	57,670
The Genlyte Group, Inc.* (Building Materials)	755	59,298
The Geo Group, Inc.* (Commercial Services)	1,661	48,335
The Gymboree Corp.* (Apparel)	1,057	41,656
The Hain Celestial Group, Inc.* (Food)	1,510	40,981
The Medicines Co.* (Pharmaceuticals)	1,812	31,927
The Men’s Wearhouse, Inc. (Retail)	1,510	77,116
The Middleby Corp.* (Machinery-Diversified)	604	36,131
The Pantry, Inc.* (Retail)	755	34,805
The Pep Boys-Manny, Moe & Jack (Retail)	1,510	30,442
The Phoenix Cos., Inc. (Insurance)	3,926	58,929
The Spectranetics Corp.* (Healthcare-Products)	2,718	31,311
The Steak n Shake Co.* (Retail)	2,567	42,843
The Stride Rite Corp. (Apparel)	1,510	30,593
The Timberland Co.—Class A* (Apparel)	1,661	41,841
The Topps Co., Inc. (Toys/Games/Hobbies)	3,775	39,675
The TriZetto Group, Inc.* (Internet)	1,812	35,080
The Ultimate Software Group, Inc.* (Software)	1,208	34,947
The Warnaco Group, Inc.* (Apparel)	1,510	59,403
Thoratec Corp.* (Healthcare-Products)	1,963	36,100
THQ, Inc.* (Software)	1,812	55,302
Tibco Software, Inc.* (Internet)	6,040	54,662
TierOne Corp. (Savings & Loans)	1,057	31,816
Time Warner Telecom, Inc.—Class A* (Telecommunications)	3,926	78,913
Titan International, Inc. (Auto Parts & Equipment)	906	28,639
TiVo, Inc.* (Home Furnishings)	4,832	27,977
TNS, Inc. (Commercial Services)	2,416	34,815
Transaction Systems Architect, Inc.* (Software)	1,208	40,661
TreeHouse Foods, Inc.* (Food)	1,359	36,163
Triarc Cos., Inc. (Retail)	2,567	40,302
TriCo Bancshares (Banks)	1,812	40,516
Trident Microsystems, Inc.* (Software)	1,812	33,250
TriQuint Semiconductor, Inc.* (Semiconductors)	6,493	32,855
Tronox, Inc.—Class B (Chemicals)	2,265	31,823
Trump Entertainment Resorts, Inc.* (Lodging)	1,812	22,741
TrustCo Bank Corp. NY (Banks)	6,040	59,675
Tupperware Corp. (Household Products/Wares)	1,963	56,417
Tween Brands, Inc.* (Retail)	906	40,408
TXCO Resources, Inc.* (Oil & Gas)	2,416	24,836
UAP Holding Corp. (Chemicals)	1,812	54,614
UCBH Holdings, Inc. (Banks)	3,171	57,934
UIL Holdings Corp. (Electric)	1,359	44,983
Under Armour, Inc.—Class A* (Retail)	755	34,466
United America Indemnity, Ltd.—Class A* (Insurance)	1,812	45,064
United Natural Foods, Inc.* (Food)	1,510	40,136
United Online, Inc. (Internet)	2,718	44,820
United Stationers, Inc.* (Distribution/Wholesale)	755	50,313
United Therapeutics Corp.* (Pharmaceuticals)	755	48,139
Universal American Financial Corp.* (Insurance)	1,963	41,773
Universal Compression Holdings, Inc.* (Oil & Gas Services)	755	54,715
Universal Corp. (Agriculture)	755	45,995
Universal Health Realty Income Trust (REIT)	1,510	50,283
Urstadt Biddle Properties—Class A (REIT)	2,718	46,233
USA Mobility, Inc. (Telecommunications)	1,208	32,326
USEC, Inc.* (Mining)	2,567	56,423
UTStarcom, Inc.* (Telecommunications)	4,832	27,108
Vail Resorts, Inc.* (Entertainment)	906	55,148

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Valassis Communications, Inc.* (Commercial Services)	1,812	$31,148
Valeant Pharmaceuticals International (Pharmaceuticals)	2,869	47,884
Valmont Industries, Inc. (Metal Fabricate/Hardware)	604	43,947
ValueClick, Inc.* (Internet)	2,869	84,521
Varian, Inc.* (Electronics)	906	49,676
Veeco Instruments, Inc.* (Semiconductors)	1,812	37,581
Ventana Medical Systems, Inc.* (Healthcare-Products)	906	70,007
Viad Corp. (Commercial Services)	906	38,206
ViaSat, Inc.* (Telecommunications)	1,057	33,930
Vignette Corp.* (Internet)	1,812	34,718
ViroPharma, Inc.* (Pharmaceuticals)	2,416	33,341
VistaPrint, Ltd.ADR* (Commercial Services)	1,359	51,982
Visteon Corp.* (Auto Parts & Equipment)	4,530	36,693
Volcom, Inc.* (Apparel)	604	30,279
W-H Energy Services, Inc.* (Oil & Gas Services)	906	56,090
W.R. Grace & Co.* (Chemicals)	2,114	51,772
Wabtec Corp. (Machinery-Diversified)	1,510	55,160
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	2,416	62,840
Walter Industries, Inc. (Holding Companies-Diversified)	1,661	48,103
Warren Resources, Inc.* (Oil & Gas)	2,567	29,983
Washington Group International, Inc.* (Engineering & Construction)	755	60,408
Watsco, Inc. (Distribution/Wholesale)	755	41,072
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	1,208	60,980
Watts Water Technologies, Inc.—Class A (Electronics)	1,057	39,606
WD-40 Co. (Household Products/Wares)	1,208	39,707
Websense, Inc.* (Internet)	1,510	32,087
West Coast Bancorp (Banks)	1,661	50,478
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,057	49,838
Westar Energy, Inc. (Electric)	2,869	69,659
Whiting Petroleum Corp.* (Oil & Gas)	1,057	42,830
Willbros Group, Inc.ADR* (Oil & Gas Services)	1,057	31,372
Wind River Systems, Inc.* (Software)	3,020	33,220
Winn-Dixie Stores, Inc.* (Food)	1,057	30,970
Winnebago Industries, Inc. (Home Builders)	1,208	35,660
Winston Hotels, Inc. (REIT)	3,171	47,565
Winthrop Realty Trust (REIT)	6,644	45,910
WMS Industries, Inc.* (Leisure Time)	1,510	43,579
Wolverine World Wide, Inc. (Apparel)	1,812	50,211
Woodward Governor Co. (Electronics)	906	48,625
World Acceptance Corp.* (Diversified Financial Services)	755	32,261
World Fuel Services Corp. (Retail)	906	38,106
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,114	45,768
Wright Express Corp.* (Commercial Services)	1,359	46,573
Wright Medical Group, Inc.* (Healthcare-Products)	1,510	36,421
WSFS Financial Corp. (Savings & Loans)	755	49,400
XenoPort, Inc.* (Pharmaceuticals)	755	33,537
Yardville National Bancorp (Banks)	1,359	46,410
Zale Corp.* (Retail)	1,510	35,953
Zenith National Insurance Corp. (Insurance)	1,208	56,885
Zoltek Cos., Inc.* (Chemicals)	755	31,355
Zoran Corp.* (Semiconductors)	1,812	36,312
Zumiez, Inc.* (Retail)	755	28,524
Zymogenetics, Inc.* (Pharmaceuticals)	2,114	30,886

TOTAL COMMON STOCKS (Cost $30,919,891)		35,707,339

Repurchase Agreements (10.7%)
	Principal
	Amount

UBS, 4.98%, 7/2/07+, dated 6/29/07, with a repurchase price of $4,658,933 (Collateralized by $4,671,000 of various Federal National Mortgage Association Securities, 4.75% - 5.125%, 8/3/07-9/2/08, market value $4,751,933)	$4,657,000	4,657,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,657,000)		4,657,000

TOTAL INVESTMENT SECURITIES (Cost $35,576,891)—92.3%		40,364,339
Net other assets (liabilities)—7.7%		3,364,282

NET ASSETS—100.0%		$43,728,621

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $32,662,500)	78	$(417,651)

Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $6,941,257)	83	21,081

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Russell 2000 Index expiring 7/30/07	$22,624,647	$(133,562)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 7/30/07	3,596,504	(21,242)

ProFund VP UltraSmall-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising	0.1%
Aerospace/Defense	0.8%
Aerospace/Defense Equipment	0.1%
Agriculture	0.2%
Airlines	0.4%
Apparel	1.2%
Auto Manufacturers	0.1%
Auto Parts & Equipment	1.0%
Banks	4.0%
Beverages	0.1%
Biotechnology	1.9%

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2007

Building Materials	0.6%
Chemicals	1.5%
Coal	0.2%
Commercial Services	5.7%
Computers	1.6%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.7%
Electric	0.9%
Electrical Components & Equipment	0.9%
Electronics	2.4%
Energy-Alternate Sources	0.2%
Engineering & Construction	0.8%
Entertainment	0.6%
Environmental Control	0.4%
Food	1.5%
Forest Products & Paper	0.5%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	2.8%
Healthcare-Services	1.6%
Holding Companies-Diversified	0.1%
Home Builders	0.7%
Home Furnishings	0.3%
Household Products/Wares	0.9%
Insurance	2.5%
Internet	3.0%
Investment Companies	0.7%
Iron/Steel	0.2%
Leisure Time	0.5%
Lodging	0.4%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	1.2%
Media	1.3%
Metal Fabricate/Hardware	0.7%
Mining	0.9%
Miscellaneous Manufacturing	1.2%
Office Furnishings	0.3%
Office/Business Equipment	0.1%
Oil & Gas	2.6%
Oil & Gas Services	1.5%
Packaging & Containers	0.2%
Pharmaceuticals	2.8%
REIT	4.5%
Real Estate	0.1%
Retail	5.4%
Savings & Loans	1.3%
Semiconductors	2.9%
Software	3.3%
Storage/Warehousing	0.1%
Telecommunications	4.0%
Toys/Games/Hobbies	0.5%
Transportation	1.7%
Trucking & Leasing	0.1%
Water	0.3%
Other**	18.4%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (Cost $30,919,891)	$35,707,339
Repurchase agreements, at cost	4,657,000

Total Investment Securities	40,364,339
Cash	355,265
Segregated cash balances with brokers for futures contracts	1,148,795
Dividends and interest receivable	42,512
Receivable for capital shares issued	75,832
Receivable for investments sold	7,081,074
Prepaid expenses	598

Total Assets	49,068,415

Liabilities:
Payable for capital shares redeemed	4,808,447
Unrealized loss on swap agreements	154,804
Variation margin on futures contracts	306,586
Advisory fees payable	23,813
Management services fees payable	3,175
Administration fees payable	960
Administrative services fees payable	12,024
Distribution fees payable	16,294
Trustee fees payable	10
Transfer agency fees payable	2,524
Fund accounting fees payable	1,859
Compliance services fees payable	306
Other accrued expenses	8,992

Total Liabilities	5,339,794

Net Assets	$43,728,621

Net Assets consist of:
Capital	$53,513,889
Accumulated net investment income (loss)	759,267
Accumulated net realized gains (losses) on investments	(14,780,609)
Net unrealized appreciation (depreciation) on investments	4,236,074

Net Assets	$43,728,621

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,492,014

Net Asset Value (offering and redemption price per share)	$29.31

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$422,285
Dividends	265,435

Total Investment Income	687,720

Expenses:
Advisory fees	202,628
Management services fees	40,526
Administration fees	8,026
Transfer agency fees	8,626
Administrative services fees	74,144
Distribution fees	67,543
Custody fees	21,034
Fund accounting fees	14,374
Trustee fees	478
Compliance services fees	734
Other fees	15,774

Total Gross Expenses before reductions	453,887
Less Expenses reduced by the Advisor	(13,509)

Total Net Expenses	440,378

Net Investment Income (Loss)	247,342

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,658,551
Net realized gains (losses) on futures contracts	(123,454)
Net realized gains (losses) on swap agreements	(1,039,981)
Change in net unrealized appreciation/depreciation on investments	(363,246)

Net Realized and Unrealized Gains (Losses) on Investments	131,870

Change in Net Assets Resulting from Operations	$379,212

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap
Statements of Changes in Net Assets
	For the six months	For the
	ended June 30, 2007	year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$247,342	$511,925
Net realized gains (losses) on investments	495,116	6,605,943
Change in net unrealized appreciation/depreciation on investments	(363,246)	2,969,925

Change in net assets resulting from operations	379,212	10,087,793

Distributions to Shareholders From:
Net investment income	—	(16,868)

Change in net assets resulting from distributions	—	(16,868)

Capital Transactions:
Proceeds from shares issued	757,538,374	1,139,768,109
Dividends reinvested	—	16,868
Value of shares redeemed	(772,750,946)	(1,131,477,918)

Change in net assets resulting from capital transactions	(15,212,572)	8,307,059

Change in net assets	(14,833,360)	18,377,984
Net Assets:
Beginning of period	58,561,981	40,183,997

End of period	$43,728,621	$58,561,981

Accumulated net investment income (loss)	$759,267	$511,925

Share Transactions:
Issued	26,528,811	46,096,866
Reinvested	—	709
Redeemed	(27,197,992)	(45,804,331)

Change in shares	(669,181)	293,244

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraSmall-Cap
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2007		year ended	year ended	year ended	year ended	year ended
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$27.10		$21.51	$30.75	$29.20	$14.64	$25.51

Investment Activities:
Net investment income (loss)(a)	0.13		0.20	0.01	(0.21)	(0.14)	(0.16)
Net realized and unrealized gains (losses) on investments	2.08		5.40	(0.18)	8.39	14.70	(10.71)

Total income (loss) from investment activities	2.21		5.60	(0.17)	8.18	14.56	(10.87)

Distributions to Shareholders From:
Net investment income	—		(0.01)	—	—	—	—
Net realized gains on investments	—		—	(9.07)	(6.63)	—	—

Total distributions	—		(0.01)	(9.07)	(6.63)	—	—

Net Asset Value, End of Period	$29.31		$27.10	$21.51	$30.75	$29.20	$14.64

Total Return	8.19	%(b)	26.05%	(0.21)%	31.07%	99.45%	(42.61)%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.72%	1.91%	1.94%	2.00%	2.15%
Net expenses(c)	1.63%		1.69%	1.91%	1.94%	1.98%	1.98%
Net investment income (loss)(c)	0.92%		0.82%	0.03%	(0.68)%	(0.66)%	(0.78)%
Supplemental Data:
Net Assets, end of period (000’s)	$43,729		$58,562	$40,184	$173,846	$88,165	$30,561
Portfolio turnover rate(d)	303	%(b)	208%	539%	481%	572%	1,511%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraOTC

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP UltraOTC seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	82%
Futures Contracts	51%
Swap Agreements	67%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	7.4%
Microsoft Corp.	4.9%
Qualcomm, Inc.	4.4%
Google, Inc.—Class A	3.6%
Cisco Systems, Inc.	3.0%

NASDAQ-100 Index - Composition
% of Index

Technology	42%
Communications	30%
Consumer Non-Cyclical	14%
Consumer Cyclical	10%
Industrial	3%
Basic Materials	NM
Energy	NM

NM Not meaningful, amount is less than 0.5%.

PROFUNDS VP ProFund VP UltraOTC (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (82.0%)
	Shares	Value

Activision, Inc.* (Software)	7,854	$146,634
Adobe Systems, Inc.* (Software)	17,850	716,677
Akamai Technologies, Inc.* (Internet)	4,879	237,315
Altera Corp. (Semiconductors)	15,470	342,351
Amazon.com, Inc.* (Internet)	8,330	569,855
Amgen, Inc.* (Biotechnology)	16,779	927,711
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	3,927	161,635
Apollo Group, Inc.—Class A* (Commercial Services)	5,355	312,893
Apple Computer, Inc.* (Computers)	37,366	4,560,147
Applied Materials, Inc. (Semiconductors)	22,134	439,803
Autodesk, Inc.* (Software)	7,378	347,356
BEA Systems, Inc.* (Software)	11,186	153,136
Bed Bath & Beyond, Inc.* (Retail)	11,543	415,433
Biogen Idec, Inc.* (Biotechnology)	11,543	617,550
Biomet, Inc. (Healthcare-Products)	11,524	526,877
Broadcom Corp.—Class A* (Semiconductors)	13,209	386,363
C.H. Robinson Worldwide, Inc. (Transportation)	5,117	268,745
Cadence Design Systems, Inc.* (Computers)	9,044	198,606
CDW Corp.* (Distribution/Wholesale)	2,499	212,340
Celgene Corp.* (Biotechnology)	11,662	668,582
Cephalon, Inc.* (Pharmaceuticals)	1,904	153,063
Check Point Software Technologies, Ltd.ADR* (Internet)	6,902	157,435
CheckFree Corp.* (Internet)	2,499	100,460
Cintas Corp. (Textiles)	5,831	229,916
Cisco Systems, Inc.* (Telecommunications)	67,354	1,875,809
Citrix Systems, Inc.* (Software)	6,545	220,370
Cognizant Technology Solutions Corp.* (Computers)	4,284	321,686
Comcast Corp.—Special Class A* (Media)	44,982	1,264,894
Costco Wholesale Corp. (Retail)	7,259	424,797
Dell, Inc.* (Computers)	25,942	740,644
DENTSPLY International, Inc. (Healthcare-Products)	4,522	173,012
Discovery Holding Co.—Class A* (Media)	7,378	169,620
eBay, Inc.* (Internet)	31,535	1,014,796
EchoStar Communications Corp.—Class A* (Media)	6,664	289,018
Electronic Arts, Inc.* (Software)	9,639	456,117
Expedia, Inc.* (Internet)	9,282	271,870
Expeditors International of Washington, Inc. (Transportation)	6,426	265,394
Express Scripts, Inc.* (Pharmaceuticals)	7,378	368,974
Fastenal Co. (Distribution/Wholesale)	4,403	184,310
Fiserv, Inc.* (Software)	6,426	364,997
Flextronics International, Ltd.ADR* (Electronics)	20,468	221,054
Garmin, Ltd.ADR (Electronics)	6,188	457,726
Genzyme Corp.* (Biotechnology)	10,234	659,070
Gilead Sciences, Inc.* (Pharmaceuticals)	28,560	1,107,271
Google, Inc.—Class A* (Internet)	4,284	2,242,160
IAC/InterActiveCorp* (Internet)	9,282	321,250
Infosys Technologies, Ltd.ADR (Software)	3,451	173,861
Intel Corp. (Semiconductors)	63,070	1,498,543
Intuit, Inc.* (Software)	13,090	393,747
Intuitive Surgical, Inc.* (Healthcare-Products)	1,071	148,623
Joy Global, Inc. (Machinery-Construction & Mining)	3,213	187,414
Juniper Networks, Inc.* (Telecommunications)	11,543	290,537
KLA -Tencor Corp. (Semiconductors)	7,140	392,343
Lam Research Corp.* (Semiconductors)	4,284	220,198
Lamar Advertising Co. (Advertising)	2,380	149,369
Level 3 Communications, Inc.* (Telecommunications)	46,291	270,802
Liberty Global, Inc.—Class A* (Media)	5,950	244,188
Liberty Media Holding Corp.—Interactive Series A*(Internet)	18,564	414,534
Linear Technology Corp. (Semiconductors)	10,472	378,877
Logitech International SAADR* (Computers)	5,474	144,459
Marvell Technology Group, Ltd.ADR* (Semiconductors)	17,255	314,214
Maxim Integrated Products, Inc. (Semiconductors)	13,923	465,167
Microchip Technology, Inc. (Semiconductors)	5,593	207,165
Microsoft Corp. (Software)	102,221	3,012,453
Millicom International Cellular SAADR* (Telecommunications)	2,975	272,629
Monster Worldwide, Inc.* (Internet)	4,046	166,291
Network Appliance, Inc.* (Computers)	12,019	350,955
NII Holdings, Inc.—Class B* (Telecommunications)	4,879	393,930
NVIDIA Corp.* (Semiconductors)	11,067	457,178
Oracle Corp.* (Software)	66,521	1,311,129

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraOTC (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

PACCAR, Inc. (Auto Manufacturers)	8,568	$745,759
Patterson Cos., Inc.* (Healthcare-Products)	4,046	150,794
Patterson-UTI Energy, Inc. (Oil & Gas)	4,879	127,879
Paychex, Inc. (Commercial Services)	11,186	437,596
Petsmart, Inc. (Retail)	4,165	135,154
Qualcomm, Inc. (Telecommunications)	62,356	2,705,627
Research In Motion, Ltd.ADR* (Computers)	5,712	1,142,343
Ross Stores, Inc. (Retail)	4,165	128,282
Ryanair Holdings PLCADR* (Airlines)	3,570	134,768
SanDisk Corp.* (Computers)	6,426	314,488
Sears Holdings Corp.* (Retail)	4,879	826,990
Sepracor, Inc.* (Pharmaceuticals)	3,094	126,916
Sigma-Aldrich Corp. (Chemicals)	3,808	162,487
Sirius Satellite Radio, Inc.* (Media)	49,147	148,424
Staples, Inc. (Retail)	14,875	352,984
Starbucks Corp.* (Retail)	31,892	836,846
Sun Microsystems, Inc.* (Computers)	48,195	253,506
Symantec Corp.* (Internet)	29,155	588,931
Telefonaktiebolaget LM EricssonADR (Telecommunications)	4,046	161,395
Tellabs, Inc.* (Telecommunications)	7,735	83,229
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	18,802	775,582
UAL Corp.* (Airlines)	3,332	135,246
VeriSign, Inc.* (Internet)	7,021	222,776
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,165	118,952
Virgin Media, Inc. (Telecommunications)	11,067	269,703
Whole Foods Market, Inc. (Food)	4,284	164,077
Wynn Resorts, Ltd. (Lodging)	3,451	309,520
Xilinx, Inc. (Semiconductors)	12,257	328,120
XM Satellite Radio Holdings, Inc.—Class A* (Media)	9,758	114,852
Yahoo!, Inc.* (Internet)	19,992	542,383

TOTAL COMMON STOCKS
(Cost $30,136,621)		50,669,937

Repurchase Agreements (12.5%)
	Principal
	Amount

UBS, 4.98%, 7/2/07+, dated 6/29/07, with a repurchase price of $7,689,190 (Collateralized by $7,647,000 of various U.S. Government Agency Obligations, 4.75% - 5.875%, 8/3/07-3/21/11, market value $7,841,477)	$7,686,000	7,686,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,686,000)		7,686,000

TOTAL INVESTMENT SECURITIES
(Cost $37,822,621)—94.5%		58,355,937
Net other assets (liabilities)—5.5%		3,413,567

NET ASSETS—100.0%		$61,769,504

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

NASDAQ Futures Contract expiring September 2007 (Underlying face amount at value $31,503,675)	161	$502,948

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 7/30/07	$10,740,880	$2,592
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 7/30/07	30,759,115	5,687
ProFund VP UltraOTC invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising		0.2%
Airlines		0.4%
Auto Manufacturers		1.2%
Biotechnology		4.9%
Chemicals		0.3%
Commercial Services		1.2%
Computers		13.0%
Distribution/Wholesale		0.6%
Electronics		1.1%
Food		0.3%
Healthcare-Products		1.6%
Internet		11.2%
Lodging		0.5%
Machinery-Construction & Mining		0.3%
Media		3.6%
Oil & Gas		0.2%
Pharmaceuticals		4.4%
Retail		5.1%
Semiconductors		8.7%
Software		11.9%
Telecommunications		10.1%
Textiles		0.4%
Transportation		0.8%
Other**		18.0%

** Includes any non-equity securities and net other assets (liabilities).
See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraOTC (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $30,136,621)	$50,669,937
Repurchase agreements, at cost	7,686,000

Total Investment Securities	58,355,937
Segregated cash balances with brokers for futures contracts	3,110,795
Segregated cash balances with custodian for swap agreements	20
Dividends and interest receivable	16,501
Unrealized gain on swap agreements	8,279
Receivable for capital shares issued	795,800
Receivable for investments sold	6,320,359
Variation margin on futures contracts	51,795
Prepaid expenses	808

Total Assets	68,660,294

Liabilities:
Cash overdraft	50,867
Payable for capital shares redeemed	6,742,472
Advisory fees payable	37,159
Management services fees payable	4,954
Administration fees payable	1,501
Administrative services fees payable	15,460
Distribution fees payable	15,500
Trustee fees payable	15
Transfer agency fees payable	3,381
Fund accounting fees payable	2,225
Compliance services fees payable	454
Other accrued expenses	16,802

Total Liabilities	6,890,790

Net Assets	$61,769,504

Net Assets consist of:
Capital	$98,989,101
Accumulated net investment income (loss)	4,714
Accumulated net realized gains (losses) on investments	(58,268,854)
Net unrealized appreciation (depreciation) on investments	21,044,543

Net Assets	$61,769,504

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,526,159

Net Asset Value (offering and redemption price per share)	$24.45

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$409,169
Dividends	110,097

Total Investment Income	519,266

Expenses:
Advisory fees	238,222
Management services fees	47,645
Administration fees	10,118
Transfer agency fees	9,903
Administrative services fees	99,710
Distribution fees	79,407
Custody fees	8,867
Fund accounting fees	13,786
Trustee fees	492
Compliance services fees	703
Other fees	21,581

Total Gross Expenses before reductions	530,434
Less Expenses reduced by the Advisor	(15,882)

Total Net Expenses	514,552

Net Investment Income (Loss)	4,714

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,950,286
Net realized gains (losses) on futures contracts	628,738
Net realized gains (losses) on swap agreements	4,567,549
Change in net unrealized appreciation/depreciation on investments	2,434,585

Net Realized and Unrealized Gains (Losses) on Investments	10,581,158

Change in Net Assets Resulting from Operations	$10,585,872

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraOTC

Statements of Changes in Net Assets

	For the six months ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$4,714	$(291,450)
Net realized gains (losses) on investments	8,146,573	4,880,002
Change in net unrealized appreciation/depreciation on investments	2,434,585	(3,872,938)

Change in net assets resulting from operations	10,585,872	715,614

Distributions to Shareholders From:
Net realized gains on investments	—	(27,392,163)

Change in net assets resulting from distributions	—	(27,392,163)

Capital Transactions:
Proceeds from shares issued	599,717,122	1,040,212,186
Dividends reinvested	—	27,392,163
Value of shares redeemed	(622,157,724)	(1,066,652,424)

Change in net assets resulting from capital transactions	(22,440,602)	951,925

Change in net assets	(11,854,730)	(25,724,624)
Net Assets:
Beginning of period	73,624,234	99,348,858

End of period	$61,769,504	$73,624,234

Accumulated net investment income (loss)	$4,714	$—

Share Transactions:
Issued	26,960,414	33,460,290
Reinvested	—	1,481,458
Redeemed	(27,945,814)	(33,807,453)

Change in shares	(985,400)	1,134,295

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraOTC

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006		For the year ended December 31, 2005(a)	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002

Net Asset Value, Beginning of Period	$20.97		$41.79		$46.20	$45.60	$22.50	$72.45

Investment Activities:
Net investment income (loss)(b)	—	(c)	(0.13)		(0.36)	(0.30)	(0.60)	(0.60)
Net realized and unrealized gains (losses) on investments	3.48		(0.53	)(d)	(1.15)	6.00	23.70	(49.35)

Total income (loss) from investment activities	3.48		(0.66)		(1.51)	5.70	23.10	(49.95)

Distributions to Shareholders From:
Net realized gains on investments	—		(20.16)		(2.90)	(5.10)	—	—

Net Asset Value, End of Period	$24.45		$20.97		$41.79	$46.20	$45.60	$22.50

Total Return	16.65	%(e)	4.93%		(3.75)%	14.10%	102.67%	(68.94)%

Ratios to Average Net Assets:
Gross expenses(f)	1.67%		1.75%		1.85%	1.88%	1.97%	2.08%
Net expenses(f)	1.62%		1.72%		1.85%	1.88%	1.94%	1.98%
Net investment income (loss)(f)	0.01%		(0.40)%		(0.83)%	(0.61)%	(1.59)%	(1.64)%

Supplemental Data:
Net Assets, end of period (000’s)	$61,770		$73,624		$99,349	$151,620	$114,077	$53,188
Portfolio turnover rate(g)	633	%(e)	1,176%		437%	504%	768%	982%

(a)	Adjusted for 1:15 reverse stock split that occurred on December 16, 2005.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bear

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the S&P 500 Index.
Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(79)%
Swap Agreements	(22)%
Options	NM

Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Bear primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index - Composition
% of Index

Financial	21%
Consumer Non-Cyclical	19%
Industrial	12%
Communications	12%
Technology	11%
Energy	11%
Consumer Cyclical	8%
Utilities	3%
Basic Materials	3%

PROFUNDS VP ProFund VP Bear	Schedule of Portfolio Investments June 30, 2007
(unaudited)

U.S. Government Agency Obligations (76.9%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 4.60%, 7/2/07+	$6,220,000	$6,219,205
Federal Farm Credit Bank, 4.60%, 7/2/07+	6,220,000	6,219,205
Federal Home Loan Bank, 4.60%, 7/2/07+	6,220,000	6,219,205
Federal Home Loan Mortgage Corp.,
4.60%, 7/2/07+	6,220,000	6,219,205

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost $24,876,820)		24,876,820

Repurchase Agreements (19.2%)

UBS, 4.98%, 7/2/07+, dated 6/29/07, with a repurchase price of $6,219,580 (Collateralized by $6,371,000 of various U.S. Government Agency Obligations, 5.25% - 5.50%, 3/15/11-12/5/11, market value $6,343,920)	6,217,000	6,217,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,217,000)		6,217,000

Options Purchased(NM)
	Contracts

S&P 500 Futures Call Option 1900
expiring September 2007	125	1,313

TOTAL OPTIONS PURCHASED
(Cost $2,063)		1,313

TOTAL INVESTMENT SECURITIES
(Cost $31,095,883)—96.1%		31,095,133
Net other assets (liabilities)—3.9%		1,262,044

NET ASSETS—100.0%		$32,357,177

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract
expiring September 2007 (Underlying
face amount at value $3,413,250)	45	$31,455
S&P 500 Futures Contract expiring
September 2007 (Underlying face
amount at value $21,996,500)	58	(37,862)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based
on the S&P 500 Index expiring 7/30/07	$(6,551,921)	$14,758
Equity Index Swap Agreement based on
the S&P 500 Index expiring 7/30/07	(588,453)	1,326

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bear
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $24,878,883)	$24,878,133
Repurchase agreements, at cost	6,217,000

Total Investment Securities	31,095,133
Segregated cash balances with brokers for
futures contracts	1,158,295
Segregated cash balances with custodian for
swap agreements	920
Interest receivable	1,720
Unrealized gain on swap agreements	16,084
Receivable for capital shares issued	134,426
Variation margin on futures contracts	15,871
Prepaid expenses	736

Total Assets	32,423,185

Liabilities:
Cash overdraft	17,562
Advisory fees payable	19,653
Management services fees payable	2,620
Administration fees payable	794
Administrative services fees payable	9,266
Distribution fees payable	6,878
Trustee fees payable	10
Transfer agency fees payable	1,643
Fund accounting fees payable	1,147
Compliance services fees payable	353
Other accrued expenses	6,082

Total Liabilities	66,008

Net Assets	$32,357,177

Net Assets consist of:
Capital	$83,336,649
Accumulated net investment income (loss)	2,367,556
Accumulated net realized gains (losses) on
investments	(53,355,955)
Net unrealized appreciation (depreciation) on
investments	8,927

Net Assets	$32,357,177

Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized,
no par value)	1,294,418

Net Asset Value (offering and redemption price
per share)	$25.00

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$990,762

Expenses:
Advisory fees	142,146
Management services fees	28,429
Administration fees	5,501
Transfer agency fees	5,551
Administrative services fees	65,232
Distribution fees	47,382
Custody fees	5,258
Fund accounting fees	7,552
Trustee fees	272
Compliance services fees	467
Other fees	10,270

Total Gross Expenses before reductions	318,060
Less Expenses reduced by the Advisor	(9,477)

Total Net Expenses	308,583

Net Investment Income (Loss)	682,179

Realized and Unrealized Gains (Losses)
on Investments:
Net realized gains (losses) on investment securities	(516)
Net realized gains (losses) on futures contracts	(1,439,442)
Net realized gains (losses) on swap agreements	(1,865,710)
Change in net unrealized appreciation/depreciation
on investments	(82,096)

Net Realized and Unrealized Gains (Losses)
on Investments	(3,387,764)

Change in Net Assets Resulting from Operations	$(2,705,585)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bear

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$682,179	$1,685,377
Net realized gains (losses) on investments	(3,305,668)	(7,254,877)
Change in net unrealized appreciation/depreciation on investments	(82,096)	(345,445)

Change in net assets resulting from operations	(2,705,585)	(5,914,945)

Distributions to Shareholders From:
Net investment income	—	(917,468)

Change in net assets resulting from distributions	—	(917,468)

Capital Transactions:
Proceeds from shares issued	155,997,737	468,050,933
Dividends reinvested	—	917,468
Value of shares redeemed	(150,320,021)	(483,563,372)

Change in net assets resulting from capital transactions	5,677,716	(14,594,971)

Change in net assets	2,972,131	(21,427,384)
Net Assets:
Beginning of period	29,385,046	50,812,430

End of period	$32,357,177	$29,385,046

Accumulated net investment income (loss)	$2,367,556	$1,685,377

Share Transactions:
Issued	6,049,440	16,793,256
Reinvested	—	33,743
Redeemed	(5,894,796)	(17,487,930)

Change in shares	154,644	(660,931)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Bear

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2007		year ended	year ended	year ended	year ended	year ended
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value,
Beginning of Period	$25.78		$28.22	$28.61	$31.89	$42.29	$35.07

Investment Activities:
Net investment income (loss)(a)	0.46		0.89	0.39	(0.22)	(0.36)	(0.23)
Net realized and unrealized gains (losses) on investments	(1.24)		(2.99)	(0.78)	(3.06)	(10.04	7.53)

Total income (loss) from
investment activities	(0.78)		(2.10)	(0.39)	(3.28)	(10.40)	7.30

Distributions to Shareholders From:
Net investment income	—		(0.34)	—	—	—	(0.08)

Net Asset Value, End of Period	$25.00		$25.78	$28.22	$28.61	$31.89	$42.29

Total Return	(3.03	)%(b)	(7.50)%	(1.36)%	(10.29)%	(24.59)%	20.82%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.74%	1.86%	1.90%	1.98%	2.03%
Net expenses(c)	1.63%		1.70%	1.86%	1.90%	1.98%	1.98%
Net investment income (loss)(c)	3.60%		3.24%	1.36%	(0.70)%	(0.96)%	(0.57)%

Supplemental Data:
Net assets, end of period (000’s)	$32,357		$29,385	$50,812	$30,887	$54,301	$77,938
Portfolio turnover rate(d)	—	(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Mid-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the S&P MidCap 400 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(19)%
Swap Agreements	(81)%
Options	NM

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM   Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index - Composition
% of Index

Consumer Non-Cyclical	17%
Industrial	16%
Financial	16%
Consumer Cyclical	14%
Energy	10%
Technology	10%
Utilities	6%
Communications	6%
Basic Materials	5%
Diversified	NM
NM Not meaningful, amount is less than 0.5%.

PROFUNDS VP ProFund VP Short Mid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2007

U.S. Government Agency Obligations (79.0%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 4.60%, 7/2/07+	$1,191,000	$1,190,848
Federal Farm Credit Bank, 4.60%, 7/2/07+	1,191,000	1,190,848
Federal Home Loan Bank, 4.60%, 7/2/07+	1,191,000	1,190,848
Federal Home Loan Mortgage Corp., 4.60%, 7/2/07+	1,191,000	1,190,848

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,763,392)		4,763,392

Repurchase Agreements (19.7%)
UBS, 4.98%, 7/2/07+, dated 6/29/07 with a repurchase price of $1,189,493 (Collateralized by $1,194,000 of various Federal National Mortgage Association Securities, 5.125% - 5.50%, 9/2/08-3/15/11, market value $1,214,448)	1,189,000	1,189,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,189,000)		1,189,000

Options Purchased(NM)
	Contracts

S&P MidCap 400 Futures Call Option 1300 expiring September 2007	15	164

TOTAL OPTIONS PURCHASED
(Cost $247)		164

TOTAL INVESTMENT SECURITIES
(Cost $5,952,639)—98.7%		5,952,556
Net other assets (liabilities)—1.3%		76,920

NET ASSETS—100.0%		$6,029,476

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.5%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring September 2007 (Underlying face amount at value $271,050)	3	$4,691
S&P MidCap 400 Futures Contract expiring September 2007 (Underlying face amount at value $903,500)	2	14,742

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 7/30/07	$(3,623,284)	$7,891
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 7/30/07	(1,231,966)	2,741

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Mid-Cap
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $4,763,639)	$4,763,556
Repurchase agreements, at cost	1,189,000

Total Investment Securities	5,952,556
Segregated cash balances with brokers for futures contracts	45,401
Segregated cash balances with custodian for swap agreements	445
Interest receivable	329
Unrealized gain on swap agreements	10,632
Receivable for capital shares issued	22,987
Variation margin on futures contracts	4,030
Prepaid and other expenses	1,143

Total Assets	6,037,523

Liabilities:
Cash overdraft	3,838
Advisory fees payable	1,649
Management services fees payable	220
Administration fees payable	96
Administrative services fees payable	1,068
Distribution fees payable	832
Trustee fees payable	1
Transfer agency fees payable	172
Fund accounting fees payable	139
Compliance services fees payable	32

Total Liabilities	8,047

Net Assets	$6,029,476

Net Assets consist of:
Capital	$8,979,965
Accumulated net investment income (loss)	321,190
Accumulated net realized gains (losses) on investments	(3,301,661)
Net unrealized appreciation (depreciation) on investments	29,982

Net Assets	$6,029,476

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	257,778

Net Asset Value (offering and redemption price per share)	$23.39

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$92,942

Expenses:
Advisory fees	13,259
Management services fees	2,652
Administration fees	756
Transfer agency fees	383
Administrative services fees	5,962
Distribution fees	4,420
Custody fees	1,865
Fund accounting fees	524
Trustee fees	17
Compliance services fees	32
Other fees	655

Total Gross Expenses before reductions	30,525
Less Expenses reduced by the Advisor	(1,709)

Total Net Expenses	28,816

Net Investment Income (Loss)	64,126

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,822)
Net realized gains (losses) on futures contracts	(91,601)
Net realized gains (losses) on swap agreements	(221,486)
Change in net unrealized appreciation/depreciation on investments	(42,550)

Net Realized and Unrealized Gains (Losses) on Investments	(357,459)

Change in Net Assets Resulting from Operations	$(293,333)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Mid-Cap

Statements of Changes in Net Assets

	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$64,126	$257,064
Net realized gains (losses) on investments	(314,909)	(2,317,429)
Change in net unrealized appreciation/depreciation on investments	(42,550)	64,580

Change in net assets resulting from operations	(293,333)	(1,995,785)

Distributions to Shareholders From:
Net investment income	—	(50,953)

Change in net assets resulting from distributions	—	(50,953)

Capital Transactions:
Proceeds from shares issued	49,830,523	95,120,493
Dividends reinvested	—	50,953
Value of shares redeemed	(48,717,555)	(92,104,903)

Change in net assets resulting from capital transactions	1,112,968	3,066,543

Change in net assets	819,635	1,019,805
Net Assets:
Beginning of period	5,209,841	4,190,036

End of period	$6,029,476	$5,209,841

Accumulated net investment income (loss)	$321,190	$257,064

Share Transactions:
Issued	2,058,975	3,603,016
Reinvested	—	1,913
Redeemed	(2,006,464)	(3,558,443)

Change in shares	52,511	46,486

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Mid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the				For the period
	six months ended		For the	For the	November 22, 2004
	June 30, 2007		year ended	year ended	through
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004(a)

Net Asset Value, Beginning of Period	$25.38		$26.39	$29.15	$30.00

Investment Activities:
Net investment income (loss)(b)	0.43		0.91	0.40	—	(c)
Net realized and unrealized gains (losses) on investments	(2.42)		(1.87)	(3.16)	(0.85)

Total income (loss) from investment activities	(1.99)		(0.96)	(2.76)	(0.85)

Distributions to Shareholders From:
Net investment income	—		(0.05)	— (c)	—

Net Asset Value, End of Period	$23.39		$25.38	$26.39	$29.15

Total Return	(7.84	)%(d)	(3.64)%	(9.46)%	(2.83	)%(d)
Ratios to Average Net Assets:
Gross expenses(e)	1.73%		1.82%	2.28%	3.86%
Net expenses(e)	1.63%		1.67%	1.98%	1.98%
Net investment income (loss)(e)	3.63%		3.46%	1.40%	0.03%
Supplemental Data:
Net assets, end of period (000’s)	$6,029		$5,210	$4,190	$637
Portfolio turnover rate(f)	—	(d)	—	—	—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Small-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(31)%
Swap Agreements	(69)%
Options	NM

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM   Not meaningful, amount is less than 0.0%.

Holdings
The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition
% of Index

Financial	20%
Consumer Non-Cyclical	20%
Industrial	15%
Consumer Cyclical	14%
Communications	10%
Technology	9%
Energy	5%
Basic Materials	4%
Utilities	3%
Diversified	NM

NM Not meaningful, amount is less than 0.5%.

PROFUNDS VP ProFund VP Short Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2007

U.S. Government Agency Obligations (72.6%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 4.60%, 7/2/07+	$2,666,000	$2,665,659
Federal Farm Credit Bank, 4.60%, 7/2/07+	2,666,000	2,665,659
Federal Home Loan Bank, 4.60%, 7/2/07+	2,666,000	2,665,659
Federal Home Loan Mortgage Corp., 4.60%, 7/2/07+	2,666,000	2,665,659

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,662,636)		10,662,636

Repurchase Agreements (18.1%)
UBS, 4.98%, 7/2/07+, dated 6/29/07, with a repurchase price of $2,665,106 (Collateralized by $2,666,000 of various Federal National Mortgage Association Securities, 4.75% - 5.50%, 8/3/07-3/15/11, market value $2,718,438)	2,664,000	2,664,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,664,000)		2,664,000

Options Purchased(NM)
	Contracts

Russell 2000 Futures Call Option 1100 expiring July 2007	100	800
Russell 2000 Futures Call Option 1200 expiring September 2007	50	526

TOTAL OPTIONS PURCHASED (Cost $3,802)		1,326

TOTAL INVESTMENT SECURITIES (Cost $13,330,438)—90.7%		13,327,962
Net other assets (liabilities)—9.3%		1,366,005

NET ASSETS—100.0%		$14,693,967

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $2,177,500)	26	$(21,758)

Futures Contracts Sold
Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $6,700,000)	16	84,728

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Russell 2000 Index expiring 7/30/07	$(10,197,370)	$59,943
Equity Index Swap Agreement based on the Russell 2000 Index expiring 7/30/07	(631)	4

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Small-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $10,666,438)	$10,663,962
Repurchase agreements, at cost	2,664,000

Total Investment Securities	13,327,962
Segregated cash balances with brokers for futures contracts	177,973
Segregated cash balances with custodian for swap agreements	20,613
Interest receivable	737
Unrealized gain on swap agreements	59,947
Receivable for capital shares issued	1,141,623
Variation margin on futures contracts	32,198
Prepaid expenses	575

Total Assets	14,761,628

Liabilities:
Cash overdraft	31,159
Advisory fees payable	10,781
Management services fees payable	1,438
Administration fees payable	436
Administrative services fees payable	7,575
Distribution fees payable	7,726
Trustee fees payable	7
Transfer agency fees payable	1,049
Fund accounting fees payable	629
Compliance services fees payable	278
Other accrued expenses	6,583

Total Liabilities	67,661

Net Assets	$14,693,967

Net Assets consist of:
Capital	$25,205,110
Accumulated net investment income (loss)	1,790,325
Accumulated net realized gains (losses) on investments	(12,421,909)
Net unrealized appreciation (depreciation) on investments	120,441

Net Assets	$14,693,967

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,043,091

Net Asset Value (offering and redemption price per share)	$14.09

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$775,041

Expenses:
Advisory fees	110,880
Management services fees	22,176
Administration fees	3,408
Transfer agency fees	4,821
Administrative services fees	42,727
Distribution fees	36,960
Custody fees	5,921
Fund accounting fees	6,560
Trustee fees	206
Compliance services fees	395
Other fees	8,215

Total Gross Expenses before reductions	242,269
Less Expenses reduced by the Advisor	(7,392)

Total Net Expenses	234,877

Net Investment Income (Loss)	540,164

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(11,781)
Net realized gains (losses) on futures contracts	(2,649,199)
Net realized gains (losses) on swap agreements	(1,892,455)
Change in net unrealized appreciation/depreciation on investments	(34,849)

Net Realized and Unrealized Gains (Losses) on Investments	(4,588,284)

Change in Net Assets Resulting from Operations	$(4,048,120)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Small-Cap

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$540,164	$1,250,161
Net realized gains (losses) on investments	(4,553,435)	(7,344,023)
Change in net unrealized appreciation/depreciation on investments	(34,849)	94,691

Change in net assets resulting from operations	(4,048,120)	(5,999,171)

Distributions to Shareholders From:
Net investment income	—	(284,372)

Change in net assets resulting from distributions	—	(284,372)

Capital Transactions:
Proceeds from shares issued	340,768,410	762,477,311
Dividends reinvested	—	284,372
Value of shares redeemed	(335,078,478)	(752,619,018)

Change in net assets resulting from capital transactions	5,689,932	10,142,665

Change in net assets	1,641,812	3,859,122
Net Assets:
Beginning of period	13,052,155	9,193,033

End of period	$14,693,967	$13,052,155

Accumulated net investment income (loss)	$1,790,325	$1,250,161

Share Transactions:
Issued	23,443,242	48,792,089
Reinvested	—	18,335
Redeemed	(23,295,384)	(48,468,287)

Change in shares	147,858	342,137

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the						For the period
	six months ended		For the	For the	For the	For the	September 3, 2002
	June 30, 2007		year ended	year ended	year ended	year ended	through
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002(a)

Net Asset Value, Beginning of Period	$14.58		$16.62	$17.12	$18.82	$28.74	$30.00

Investment Activities:
Net investment income (loss)(b)	0.26		0.56	0.23	(0.11)	(0.20)	(0.02)
Net realized and unrealized gains (losses) on investments	(0.75)		(2.50)	(0.73)	(1.59)	(9.72)	(1.24)

Total income (loss) from investment activities	(0.49)		(1.94)	(0.50)	(1.70)	(9.92)	(1.26)

Distributions to Shareholders From:
Net investment income	—		(0.10)	—	—	—	—

Net Asset Value, End of Period	$14.09		$14.58	$16.62	$17.12	$18.82	$28.74

Total Return	(3.29	)%(c)	(11.73)%	(2.92)%	(9.03)%	(34.52)%	(4.20	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.64%		1.67%	1.90%	2.28%	2.71%	1.73%
Net expenses(d)	1.59%		1.62%	1.90%	1.98%	1.98%	1.73%
Net investment income (loss)(d)	3.66%		3.52%	1.36%	(0.62)%	(0.80)%	(0.23)%

Supplemental Data:
Net assets, end of period (000’s)	$14,694		$13,052	$9,193	$6,934	$125	$2,173
Portfolio turnover rate(e)	—	(c)	—	—	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Dow 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Short Dow 30 seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones Industrial Average (DJIA).

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(100)%
Options	NM

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average - Composition
% of Index

Industrial	26%
Consumer Non-cyclical	19%
Financial	14%
Technology	12%
Consumer Cyclical	11%
Communications	7%
Basic Materials	6%
Energy	5%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Dow 30 (unaudited)	June 30, 2007

U.S. Government Agency Obligations (72.3%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 4.60%, 7/2/07+	$34,000	$ 33,996
Federal Farm Credit Bank, 4.60%, 7/2/07+	34,000	33,996
Federal Home Loan Bank, 4.60%, 7/2/07+	34,000	33,996
Federal Home Loan Mortgage Corp., 4.60%, 7/2/07+	34,000	33,996

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $135,984)		135,984

Repurchase Agreements (18.1%)
UBS, 4.98%, 7/2/07+, dated 6/29/07, with a repurchase price of $34,014 (Collateralized by $34,000 Federal National Mortgage Association, 5.50%, 3/15/11, market value $34,840)	34,000	34,000

TOTAL REPURCHASE AGREEMENTS
(Cost $34,000)		34,000

Options Purchased(NM)
	Contracts

E-Mini Dow Jones Futures Call Option 19000 expiring September 2007	5	20

TOTAL OPTIONS PURCHASED
(Cost $42)		20

TOTAL INVESTMENT SECURITIES
(Cost $170,026)—90.4%		170,004
Net other assets (liabilities)—9.6%		18,119

NET ASSETS—100.0%		$188,123

+      All or a portion of this securiry is held in a segregated account for the benifit of swap counterparties in the event of default.
NM   Not meaningful, amount is less than 0.05%.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 7/30/07	$(188,225)	$322

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Dow 30 (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $136,026)	$136,004
Repurchase agreements, at cost	34,000

Total Investment Securities	170,004
Cash	17,139
Segregated cash balances with custodian for swap agreements	52
Interest receivable	9
Unrealized gain on swap agreements	322
Prepaid and other expenses	815

Total Assets	188,341

Liabilities:
Advisory fees payable	46
Management services fees payable	6
Administration fees payable	5
Distribution fees payable	140
Transfer agency fees payable	12
Fund accounting fees payable	7
Compliance services fees payable	2

Total Liabilities	218

Net Assets	$188,123

Net Assets consist of:
Capital	$289,416
Accumulated net investment income (loss)	21,403
Accumulated net realized gains (losses) on investments	(122,996)
Net unrealized appreciation (depreciation) on investments	300

Net Assets	$188,123

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	7,000

Net Asset Value (offering and redemption price per share)	$26.87

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$5,879

Expenses:
Advisory fees	890
Management services fees	178
Administration fees	69
Transfer agency fees	11
Distribution fees	296
Custody fees	835
Fund accounting fees	15
Trustee fees	1
Compliance services fees	1
Other fees	24

Total Gross Expenses before reductions	2,320
Less Expenses reduced by the Advisor	(139)
Less fees paid indirectly	(247)

Total Net Expenses	1,934

Net Investment Income (Loss)	3,945

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(136)
Net realized gains (losses) on futures contracts	(4,654)
Net realized gains (losses) on swap agreements	(11,152)
Change in net unrealized appreciation/depreciation on investments	358

Net Realized and Unrealized Gains (Losses) on Investments	(15,584)

Change in Net Assets Resulting from Operations	$(11,639)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Dow 30

Statements of Changes in Net Assets
	For the six months	For the period
	ended June 30, 2007	May 1, 2006 through
	(unaudited)	December 31, 2006(a)

From Investment Activities:
Operations:
Net investment income (loss)	$3,945	$17,276
Net realized gains (losses) on investments	(15,942)	(107,054)
Change in net unrealized appreciation/depreciation on investments	358	(58)

Change in net assets resulting from operations	(11,639)	(89,836)

Capital Transactions:
Proceeds from shares issued	2,777,229	2,180,884
Value of shares redeemed	(2,781,042)	(1,887,473)

Change in net assets resulting from capital transactions	(3,813)	293,411

Change in net assets	(15,452)	203,575
Net Assets:
Beginning of period	203,575	—

End of period	$188,123	$203,575

Accumulated net investment income (loss)	$21,403	$17,458

Share Transactions:
Issued	98,303	71,036
Redeemed	(98,520)	(63,819)

Change in shares	(217)	7,217

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Dow 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six
	months ended		For the period
	June 30, 2007		May 1, 2006 through
	(unaudited)		December 31, 2006(a)

Net Asset Value, Beginning of Period	$28.21		$30.00

Investment Activities:
Net investment income (loss)(b)	0.46		0.72
Net realized and unrealized gains (losses) on investments	(1.80)		(2.51)

Total income (loss) from investment activities	(1.34)		(1.79)

Net Asset Value, End of Period	$26.87		$28.21

Total Return	(4.72	)%(c)	(6.00	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.96%		2.25%
Net expenses(d)	1.84	%(e)	1.63%
Net investment income (loss)(d)	3.33%		3.61%

Supplemental Data:
Net assets, end of period (000’s)	$188		$204
Portfolio turnover rate(f)	—	(c)	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the six months ended June 30, 2007.
(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Short OTC

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Short OTC seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the NASDAQ-100 Index.
Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(25)%
Swap Agreements	(75)%
Options	NM

Total Exposure	(100)%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Short OTC primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition
% of Index

Technology	42%
Communications	30%
Consumer Non-cyclical	14%
Consumer Cyclical	10%
Industrial	3%
Basic Materials	NM
Energy	NM
NM Not meaningful, amount is less than 0.5%.

PROFUNDS VP ProFund VP Short OTC (unaudited)	Schedule of Portfolio Investments June 30, 2007

U.S. Government Agency Obligations (79.1%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 4.60%, 7/2/07+	$4,640,000	$ 4,639,407
Federal Farm Credit Bank, 4.60%, 7/2/07+	4,640,000	4,639,407
Federal Home Loan Bank, 4.60%, 7/2/07+	4,640,000	4,639,407
Federal Home Loan Mortgage Corp., 4.60%, 7/2/07+	4,640,000	4,639,407

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $18,557,628)		18,557,628

Repurchase Agreements (19.7%)
UBS, 4.98%, 7/2/07+, dated 60/29/07, with a repurchase price of $4,637,924 (Collateralized by $4,589,000 of various U.S. Government Agency Obligations, 5.50% - 5.875%, 3/15/11-3/21/11, market value $4,731,368)	4,636,000	4,636,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,636,000)		4,636,000

Options Purchased(NM)
	Contracts

NASDAQ Futures Call Option 2800 expiring July 2007	200	320

TOTAL OPTIONS PURCHASED
(Cost $1,900)		320

TOTAL INVESTMENT SECURITIES
(Cost $23,195,528)—98.8%		23,193,948
Net other assets (liabilities)—1.2%		281,600

NET ASSETS—100.0%		$23,475,548

+      All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM   Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

NASDAQ Futures Contract expiring September 2007 (Underlying face amount at value $5,870,250)	30	$27,188

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 7/30/07	$(9,952,668)	$(2,540)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 7/30/07	(7,758,042)	(2,174)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short OTC (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $18,559,528)	$18,557,948
Repurchase agreements, at cost	4,636,000

Total Investment Securities	23,193,948
Cash	10,444
Segregated cash balances with brokers for futures contracts	499,271
Segregated cash balances with custodian for swap agreements	1,227
Interest receivable	1,283
Prepaid expenses	710

Total Assets	23,706,883

Liabilities:
Payable for capital shares redeemed	175,151
Unrealized loss on swap agreements	4,714
Variation margin on futures contracts	9,143
Advisory fees payable	17,150
Management services fees payable	2,287
Administration fees payable	693
Administrative services fees payable	7,803
Distribution fees payable	6,543
Trustee fees payable	9
Transfer agency fees payable	1,571
Fund accounting fees payable	1,001
Compliance services fees payable	331
Other accrued expenses	4,939

Total Liabilities	231,335

Net Assets	$23,475,548

Net Assets consist of:
Capital	$69,673,648
Accumulated net investment income (loss)	2,627,545
Accumulated net realized gains (losses) on investments	(48,846,539)
Net unrealized appreciation (depreciation) on investments	20,894

Net Assets	$23,475,548

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,376,170

Net Asset Value (offering and redemption price per share)	$17.06

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$973,273

Expenses:
Advisory fees	138,804
Management services fees	27,761
Administration fees	4,716
Transfer agency fees	5,193
Administrative services fees	62,799
Distribution fees	46,268
Custody fees	5,669
Fund accounting fees	7,045
Trustee fees	269
Compliance services fees	412
Other fees	11,785

Total Gross Expenses before reductions	310,721
Less Expenses reduced by the Advisor	(9,254)

Total Net Expenses	301,467

Net Investment Income (Loss)	671,806

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,700)
Net realized gains (losses) on futures contracts	(664,933)
Net realized gains (losses) on swap agreements	(2,508,734)
Change in net unrealized appreciation/depreciation on investments	(194,718)

Net Realized and Unrealized Gains (Losses) on Investments	(3,374,085)

Change in Net Assets Resulting from Operations	$(2,702,279)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short OTC

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$671,806	$1,955,739
Net realized gains (losses) on investments	(3,179,367)	(3,271,302)
Change in net unrealized appreciation/depreciation on investments	(194,718)	(380,556)

Change in net assets resulting from operations	(2,702,279)	(1,696,119)

Distributions to Shareholders From:
Net investment income	—	(502,444)

Change in net assets resulting from distributions	—	(502,444)

Capital Transactions:
Proceeds from shares issued	358,274,481	795,451,001
Dividends reinvested	—	502,444
Value of shares redeemed	(355,994,942)	(801,444,403)

Change in net assets resulting from capital transactions	2,279,539	(5,490,958)

Change in net assets	(422,740)	(7,689,521)
Net Assets:
Beginning of period	23,898,288	31,587,809

End of period	$23,475,548	$23,898,288

Accumulated net investment income (loss)	$2,627,545	$1,955,739

Share Transactions:
Issued	20,075,087	41,330,393
Reinvested	—	26,210
Redeemed	(20,013,406)	(41,743,995)

Change in shares	61,681	(387,392)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short OTC

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the	For the	For the	For the	For the period
	June 30, 2007		year ended	year ended	year ended	year ended	May 1, 2002 through
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002(a)

Net Asset Value, Beginning of Period	$18.18		$18.56	$18.41	$20.71	$33.37	$30.00

Investment Activities:
Net investment income (loss)(b)	0.32		0.64	0.23	(0.13)	(0.24)	(0.09)
Net realized and unrealized gains (losses) on investments	(1.44)		(0.88)	(0.08)	(2.17)	(12.21)	3.46

Total income (loss) from investment activities	(1.12)		(0.24)	0.15	(2.30)	(12.45)	3.37

Distributions to Shareholders From:
Net investment income	—		(0.14)	—	—	(0.21)	—

Net Asset Value, End of Period	$17.06		$18.18	$18.56	$18.41	$20.71	$33.37

Total Return	(6.11	)%(c)	(1.31)%	0.81%	(11.11)%	(37.31)%	(11.23	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.70%	1.85%	1.86%	1.99%	1.96%
Net expenses(d)	1.63%		1.66%	1.85%	1.86%	1.98%	1.96%
Net investment income (loss)(d)	3.63%		3.34%	1.21%	(0.62)%	(0.93)%	(0.39)%

Supplemental Data:
Net assets, end of period (000’s)	$23,476		$23,898	$31,588	$16,213	$31,524	$14,030
Portfolio turnover rate(d)	—	(c)	—	—	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraShort Dow 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP UltraShort Dow 30 seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Dow Jones Industrial Average (DJIA).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(43)%
Swap Agreements	(158)%
Options	NM

Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM	Not meaningful, amount is less than 0.5%.

Holdings

The ProFund VP UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average - Composition
% of Index

Industrial	26%
Consumer Non-Cyclical	19%
Financial	14%
Technology	12%
Consumer Cyclical	11%
Communications	7%
Basic Materials	6%
Energy	5%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort Dow 30	June 30, 2007
(unaudited)

U.S. Government Agency Obligations (51.4%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 4.60%, 7/2/07+	$20,000	$19,998
Federal Farm Credit Bank, 4.60%, 7/2/07+	20,000	19,998
Federal Home Loan Bank, 4.60%, 7/2/07+	20,000	19,998
Federal Home Loan Mortgage Corp., 4.60%, 7/2/07+	20,000	19,998

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $79,992)		79,992

Repurchase Agreements (12.8%)
UBS, 4.98%, 7/2/07+, dated 6/29/07, with a repurchase price of $20,008 (Collateralized by $20,000 Federal National Mortgage Association, 5.50%, 3/15/11, market value $20,494)	20,000	20,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,000)		20,000

Options Purchased(NM)
	Contracts

E-Mini Dow Jones Futures Call Option 19000 expiring September 2007	5	19

TOTAL OPTIONS PURCHASED (Cost $41)		19

TOTAL INVESTMENT SECURITIES (Cost $100,033)—64.2%		100,011
Net other assets (liabilities)—35.8%		55,756

NET ASSETS—100.0%		$155,767

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Dow Jones Futures Contract expiring September 2007 (Underlying face amount at value $67,525)	1	$372

Swap Agreements
	Notional
	Amount	Unrealized
	At Value	Gain (Loss)

Equity Index Swap Agreement based on Dow Jones Industrial Average expiring 7/30/07	$(246,081)	$417

See accompanying notes to the financial statements.

142

PROFUNDS VP
ProFund VP UltraShort Dow 30
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $80,033)	$80,011
Repurchase agreements, at cost	20,000

Total Investment Securities	100,011
Cash	51,448
Segregated cash balances with brokers for futures contracts	2,858
Segregated cash balances with custodian for swap agreements	31
Interest receivable	6
Unrealized gain on swap agreements	417
Variation margin on futures contracts	70
Prepaid and other expenses	1,079

Total Assets	155,920

Liabilities:
Advisory fees payable	30
Management services fees payable	4
Administration fees payable	4
Distribution fees payable	100
Transfer agency fees payable	8
Fund accounting fees payable	6
Compliance services fees payable	1

Total Liabilities	153

Net Assets	$155,767

Net Assets consist of:
Capital	$159,853
Accumulated net investment income (loss)	5,974
Accumulated net realized gains (losses) on investments	(10,827)
Net unrealized appreciation (depreciation) on investments	767

Net Assets	$155,767

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	6,667

Net Asset Value (offering and redemption price per share)	$23.36

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$5,323

Expenses:
Advisory fees	835
Management services fees	167
Administration fees	25
Transfer agency fees	9
Distribution fees	278
Custody fees	966
Fund accounting fees	11
Trustee fees	1
Compliance services fees	1
Other fees	19

Total Gross Expenses before reductions	2,312
Less Expenses reduced by the Advisor	(129)
Less Fees paid indirectly	(369)

Total Net Expenses	1,814

Net Investment Income (Loss)	3,509

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(133)
Net realized gains (losses) on futures contracts	(5,199)
Net realized gains (losses) on swap agreements	23,074
Change in net unrealized appreciation/depreciation on investments	(626)

Net Realized and Unrealized Gains (Losses) on Investments	17,116

Change in Net Assets Resulting from Operations	$20,625

See accompanying notes to the financial statements.

143

PROFUNDS VP
ProFund VP UltraShort Dow 30

Statements of Changes in Net Assets
		For the period
	For the six months	September 14, 2006
	ended June 30, 2007	through
	(unaudited)	December 31, 2006(a)

From Investment Activities:
Operations:
Net investment income (loss)	$3,509	$2,008
Net realized gains (losses) on investments	17,742	(28,569)
Change in net unrealized appreciation/depreciation on investments	(626)	1,393

Change in net assets resulting from operations	20,625	(25,168)

Capital Transactions:
Proceeds from shares issued	10,164,402	200,000
Value of shares redeemed	(10,204,092)	—

Change in net assets resulting from capital transactions	(39,690)	200,000

Change in net assets	(19,065)	174,832
Net Assets:
Beginning of period	174,832	—

End of period	$155,767	$174,832

Accumulated net investment income (loss)	$5,974	$2,465

Share Transactions:
Issued	396,892	6,667
Redeemed	(396,892)	—

Change in shares	—	6,667

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraShort Dow 30

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six		For the period
	months ended		September 14, 2006
	June 30, 2007		through
	(unaudited)		December 31, 2006(a)

Net Asset Value, Beginning of Period	$26.22		$30.00

Investment Activities:
Net investment income (loss)(b)	0.40		0.30
Net realized and unrealized gains (losses) on investments	(3.26	)(c)	(4.08)

Total income (loss) from investment activities	(2.86)		(3.78)

Net Asset Value, End of Period	$23.36		$26.22

Total Return	(10.91	)%(d)	(12.60	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	2.08%		5.58%
Net expenses(e)	1.96	%(f)	1.65	%(f)
Net investment income (loss)(e)	3.15%		3.68%

Supplemental Data:
Net assets, end of period (000’s)	$156		$175
Portfolio turnover rate(g)	—	(d)	—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the six months ended June 30, 2007 and 1.63% for the period September 14, 2006 through December 31, 2006.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts).
See accompanying notes to the financial statements.

145

PROFUNDS VP ProFund VP UltraShort OTC

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP UltraShort OTC seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(204)%
Options	NM

Total Exposure	(204)%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM	Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP UltraShort OTC primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition
% of Index

Technology	42%
Communications	30%
Consumer Non-Cyclical	14%
Consumer Cyclical	10%
Industrial	3%
Basic Materials	NM
Energy	NM
NM Not meaningful, amount is less than 0.5%.

PROFUNDS VP ProFund VP UltraShort OTC (unaudited)	Schedule of Portfolio Investments June 30, 2007

U.S. Government Agency Obligations (53.1%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 4.60%, 7/2/07+	$20,000	$19,998
Federal Farm Credit Bank, 4.60%, 7/2/07+	20,000	19,998
Federal Home Loan Bank, 4.60%, 7/2/07+	20,000	19,998
Federal Home Loan Mortgage Corp., 4.60%, 7/2/07+	20,000	19,998

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $79,992)		79,992

Repurchase Agreements (13.2%)
UBS, 4.98%, 7/2/07+, dated 6/29/07, with a repurchase price of $20,008 (Collateralized by $20,000 Federal National Mortgage Association, 5.50%, 3/15/11, market value $20,494)	20,000	20,000

TOTAL REPURCHASE AGREEMENTS (Cost $20,000)		20,000

Options Purchased(NM)
	Contracts

NASDAQ Futures Call Option 2800 expiring July 2007	5	6

TOTAL OPTIONS PURCHASED (Cost $43)		6

TOTAL INVESTMENT SECURITIES (Cost $100,035)—66.3%		99,998
Net other assets (liabilities)—33.7%		50,728

NET ASSETS—100.0%		$150,726

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 7/30/07	$(307,524)	$(79)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraShort OTC (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $80,035)	$79,998
Repurchase agreements, at cost	20,000

Total Investment Securities	99,998
Cash	49,717
Segregated cash balances with custodian for swap agreements	31
Interest receivable	6
Prepaid and other expenses	1,200

Total Assets	150,952

Liabilities:
Unrealized loss on swap agreements	79
Advisory fees payable	28
Management services fees payable	4
Administration fees payable	4
Distribution fees payable	98
Transfer agency fees payable	8
Fund accounting fees payable	5

Total Liabilities	226

Net Assets	$150,726

Net Assets consist of:
Capital	$199,661
Accumulated net investment income (loss)	4,762
Accumulated net realized gains (losses) on investments	(53,581)
Net unrealized appreciation (depreciation) on investments	(116)

Net Assets	$150,726

Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value)	6,667

Net Asset Value (offering and redemption price per share)	$22.61

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$3,797

Expenses:
Advisory fees	614
Management services fees	123
Administration fees	34
Transfer agency fees	6
Distribution fees	205
Custody fees	826
Fund accounting fees	7
Other fees	12

Total Gross Expenses before reductions	1,827
Less Expenses reduced by the Advisor	(116)
Less Fees paid indirectly	(377)

Total Net Expenses	1,334

Net Investment Income (Loss)	2,463

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(115)
Net realized gains (losses) on futures contracts	(1,231)
Net realized gains (losses) on swap agreements	(24,881)
Change in net unrealized appreciation/depreciation on investments	(1,458)

Net Realized and Unrealized Gains (Losses) on Investments	(27,685)

Change in Net Assets Resulting from Operations	$(25,222)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraShort OTC

Statements of Changes in Net Assets
		For the period
	For the six months	September 14, 2006
	ended June 30, 2007	through
	(unaudited)	December 31, 2006(a)

From Investment Activities:
Operations:
Net investment income (loss)	$2,463	$1,961
Net realized gains (losses) on investments	(26,227)	(27,354)
Change in net unrealized appreciation/depreciation on investments	(1,458)	1,342

Change in net assets resulting from operations	(25,222)	(24,051)

Capital Transactions:
Proceeds from shares issued	—	199,999

Change in net assets resulting from capital transactions	—	199,999

Change in net assets	(25,222)	175,948
Net Assets:
Beginning of period	175,948	—

End of period	$150,726	$175,948

Accumulated net investment income (loss)	$4,762	$2,299

Share Transactions:
Issued	—	6,667

Change in shares	—	6,667

(a)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP UltraShort OTC

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the period indicated.

	For the six
	months ended		For the period
	June 30, 2007		September 14, 2006 through
	(unaudited)		December 31, 2006(a)

Net Asset Value, Beginning of Period	$26.39		$30.00

Investment Activities:
Net investment income (loss)(b)	0.37		0.29
Net realized and unrealized gains (losses) on investments	(4.15)		(3.90)

Total income (loss) from investment activities	(3.78)		(3.61)

Net Asset Value, End of Period	$22.61		$26.39

Total Return	(14.32	)%(c)	(12.03	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	2.23%		5.46%
Net expenses(d)	2.09	%(e)	1.66	%(e)
Net investment income (loss)(d)	3.01%		3.71%
Supplemental Data:
Net assets, end of period (000’s)	$151		$176
Portfolio turnover rate(f)	—	(c)	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the six months ended June 30, 2007 and 1.63% for the period September 14, 2006 through December 31, 2006.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Banks

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Banks seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	94%

Total Exposure	94%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Citigroup, Inc.	19.5%
Bank of America Corp.	16.8%
J.P. Morgan Chase & Co.	12.7%
Wachovia Corp.	4.8%
Wells Fargo & Co.	4.7%

Dow Jones U.S. Banks Index - Composition
The Dow Jones U.S. Banks Index is comprised of a single sector.

PROFUNDS VP ProFund VP Banks (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (93.5%)
	Shares	Value

Alabama National BanCorp. (Banks)	116	$7,173
Amcore Financial, Inc. (Banks)	116	3,363
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	116	3,038
Associated Banc-Corp (Banks)	696	22,759
Astoria Financial Corp. (Savings & Loans)	522	13,071
BancorpSouth, Inc. (Banks)	464	11,349
Bank of America Corp. (Banks)	26,100	1,276,029
Bank of Hawaii Corp. (Banks)	290	14,976
BB&T Corp. (Banks)	3,132	127,410
BOK Financial Corp. (Banks)	116	6,197
Cathay Bancorp, Inc. (Banks)	232	7,781
Chittenden Corp. (Banks)	290	10,135
Citigroup, Inc. (Diversified Financial Services)	28,884	1,481,460
Citizens Republic Bancorp, Inc. (Banks)	464	8,491
City National Corp. (Banks)	232	17,653
Comerica, Inc. (Banks)	928	55,188
Commerce Bancorp, Inc. (Banks)	1,102	40,763
Commerce Bancshares, Inc. (Banks)	406	18,392
Compass Bancshares, Inc. (Banks)	754	52,011
Cullen/Frost Bankers, Inc. (Banks)	348	18,608
Dime Community Bancshares, Inc. (Savings & Loans)	174	2,295
Downey Financial Corp. (Savings & Loans)	116	7,654
East West Bancorp, Inc. (Banks)	348	13,530
F.N.B. Corp. (Banks)	348	5,825
Fifth Third Bancorp (Banks)	2,726	108,413
First BanCorp. (Banks)	464	5,099
First Community Bancorp (Banks)	174	9,954
First Horizon National Corp. (Banks)	754	29,406
First Midwest Bancorp, Inc. (Banks)	290	10,298
First Niagara Financial Group, Inc. (Savings & Loans)	638	8,358
FirstFed Financial Corp.* (Savings & Loans)	116	6,581
FirstMerit Corp. (Banks)	406	8,498
Frontier Financial Corp. (Banks)	290	6,534
Fulton Financial Corp. (Banks)	986	14,218
Greater Bay Bancorp (Banks)	290	8,074
Hancock Holding Co. (Banks)	174	6,534
Hudson City Bancorp, Inc. (Savings & Loans)	2,958	36,147
Huntington Bancshares, Inc. (Banks)	2,030	46,162
IndyMac Bancorp, Inc. (Diversified Financial Services)	406	11,843
International Bancshares Corp. (Banks)	290	7,430
J.P. Morgan Chase & Co. (Diversified Financial Services)	19,894	963,864
KeyCorp (Banks)	2,262	77,654
Lazard, Ltd.—Class AADR (Diversified Financial Services)	290	13,059
M&T Bank Corp. (Banks)	464	49,602
MAF Bancorp, Inc. (Savings & Loans)	174	9,441
Marshall & Ilsley Corp. (Banks)	1,392	66,301
National City Corp. (Banks)	3,132	104,358
New York Community Bancorp (Savings & Loans)	1,624	27,640
NewAlliance Bancshares, Inc. (Savings & Loans)	638	9,391
Northern Trust Corp. (Banks)	1,102	70,792
Old National Bancorp (Banks)	406	6,744
Pacific Capital Bancorp (Banks)	290	7,824
Park National Corp. (Banks)	58	4,918
People’s United Financial, Inc. (Banks)	696	12,340
PFF Bancorp, Inc. (Savings & Loans)	116	3,240
PNC Financial Services Group (Banks)	2,030	145,307
Popular, Inc. (Banks)	1,508	24,234
Prosperity Bancshares, Inc. (Banks)	232	7,600
Provident Bankshares Corp. (Banks)	174	5,704
Provident Financial Services, Inc. (Savings & Loans)	348	5,484
Regions Financial Corp. (Banks)	4,118	136,306
South Financial Group, Inc. (Banks)	406	9,192
Sovereign Bancorp, Inc. (Savings & Loans)	1,914	40,462
Sterling Bancshares, Inc. (Banks)	406	4,592
Sterling Financial Corp. (Savings & Loans)	290	8,393
SunTrust Banks, Inc. (Banks)	2,030	174,052
Susquehanna Bancshares, Inc. (Banks)	290	6,487
SVB Financial Group* (Banks)	174	9,241
Synovus Financial Corp. (Banks)	1,566	48,076
TCF Financial Corp. (Banks)	696	19,349
The Colonial BancGroup, Inc. (Banks)	870	21,724
TrustCo Bank Corp. NY (Banks)	406	4,011
Trustmark Corp. (Banks)	290	7,499
U.S. Bancorp (Banks)	10,208	336,354
UCBH Holdings, Inc. (Banks)	580	10,597
Umpqua Holdings Corp. (Banks)	348	8,181
UnionBanCal Corp. (Banks)	290	17,313
United Bankshares, Inc. (Banks)	232	7,378
United Community Banks, Inc. (Banks)	290	7,508

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Banks (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Valley National Bancorp (Banks)	696	$15,653
W Holding Co., Inc. (Banks)	754	1,991
Wachovia Corp. (Banks)	7,078	362,747
Washington Federal, Inc. (Savings & Loans)	522	12,690
Washington Mutual, Inc. (Savings & Loans)	5,104	217,634
Webster Financial Corp. (Banks)	348	14,849
Wells Fargo & Co. (Banks)	10,228	359,719
Westamerica Bancorp (Banks)	174	7,698
Whitney Holding Corp. (Banks)	406	12,221
Wilmington Trust Corp. (Banks)	406	16,853
Wintrust Financial Corp. (Banks)	116	5,087
Zions Bancorp (Banks)	638	49,069

TOTAL COMMON STOCKS
(Cost $5,110,743)		7,117,123

Repurchase Agreements (1.1%)
	Principal
	Amount

UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $80,033 (Collateralized by $80,000 Federal National Mortgage Association, 5.50%, 3/15/11, market value $81,975)	$80,000	80,000

TOTAL REPURCHASE AGREEMENTS
(Cost $80,000)		80,000

TOTAL INVESTMENT SECURITIES
(Cost $5,190,743)—94.6%		7,197,123
Net other assets (liabilities)—5.4%		412,899

NET ASSETS—100.0%		$7,610,022

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Banks invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Banks	55.5%
Diversified Financial Services	32.6%
Savings & Loans	5.4%
Other**	6.5%

** Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Banks (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $5,110,743)	$7,117,123
Repurchase agreements, at cost	80,000

Total Investment Securities	7,197,123
Cash	125
Dividends and interest receivable	10,693
Receivable for capital shares issued	142,924
Receivable for investments sold	679,032
Prepaid and other expenses	857

Total Assets	8,030,754

Liabilities:
Payable for investments purchased	408,554
Advisory fees payable	5,643
Management services fees payable	752
Administration fees payable	227
Administrative services fees payable	2,630
Distribution fees payable	1,883
Trustee fees payable	2
Transfer agency fees payable	592
Fund accounting fees payable	380
Compliance services fees payable	69

Total Liabilities	420,732

Net Assets	$7,610,022

Net Assets consist of:
Capital	$7,972,348
Accumulated net investment income (loss)	412,908
Accumulated net realized gains (losses) on investments	(2,781,614)
Net unrealized appreciation (depreciation) on investments	2,006,380

Net Assets	$7,610,022

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	230,205

Net Asset Value (offering and redemption price per share)	$33.06

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$197,864
Interest	713

Total Investment Income	198,577

Expenses:
Advisory fees	39,707
Management services fees	7,942
Administration fees	1,411
Transfer agency fees	911
Administrative services fees	18,524
Distribution fees	13,236
Custody fees	3,714
Fund accounting fees	1,431
Trustee fees	46
Compliance services fees	58
Other fees	1,964

Total Gross Expenses before reductions	88,944
Less Expenses reduced by the Advisor	(2,647)

Total Net Expenses	86,297

Net Investment Income (Loss)	112,280

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	107,720
Change in net unrealized appreciation/depreciation on investments	(735,189)

Net Realized and Unrealized Gains (Losses) on Investments	(627,469)

Change in Net Assets Resulting from Operations	$(515,189)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Banks

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$112,280	$300,628
Net realized gains (losses) on investments	107,720	847,048
Change in net unrealized appreciation/depreciation on investments	(735,189)	965,286

Change in net assets resulting from operations	(515,189)	2,112,962

Distributions to Shareholders From:
Net investment income	—	(142,765)

Change in net assets resulting from distributions	—	(142,765)

Capital Transactions:
Proceeds from shares issued	21,974,178	67,996,395
Dividends reinvested	—	142,765
Value of shares redeemed	(27,144,505)	(68,686,000)

Change in net assets resulting from capital transactions	(5,170,327)	(546,840)

Change in net assets	(5,685,516)	1,423,357
Net Assets:
Beginning of period	13,295,538	11,872,181

End of period	$7,610,022	$13,295,538

Accumulated net investment income (loss)	$412,908	$300,628

Share Transactions:
Issued	640,139	2,124,787
Reinvested	—	4,347
Redeemed	(792,691)	(2,138,704)

Change in shares	(152,552)	(9,570)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Banks

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the	For the	For the	For the	For the period
	June 30, 2007		year ended	year ended	year ended	year ended	May 1, 2002 through
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002(a)

Net Asset Value, Beginning of Period	$34.74		$30.26	$36.81	$33.11	$25.98	$30.00

Investment Activities:
Net investment income (loss)(b)	0.36		0.56	0.56	0.50	0.38	0.19
Net realized and unrealized
gains (losses) on investments	(2.04)		4.09	(0.92)	3.39	7.25	(4.21)

Total income (loss) from
investment activities	(1.68)		4.65	(0.36)	3.89	7.63	(4.02)

Distributions to Shareholders From:
Net investment income	—		(0.17)	(1.20)	(0.19)	(0.50)	—
Net realized gains on investments	—		—	(4.99)	—	—	—

Total distributions	—		(0.17)	(6.19)	(0.19)	(0.50)	—

Net Asset Value, End of Period	$33.06		$34.74	$30.26	$36.81	$33.11	$25.98

Total Return	(4.84	)%(c)	15.41%	(0.15)%	11.77%	29.39%	(13.40	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.80%	2.03%	1.98%	2.30%	2.11%
Net expenses(d)	1.63%		1.69%	1.98%	1.98%	1.98%	1.98%
Net investment income (loss)(d)	2.12%		1.74%	1.67%	1.46%	1.30%	1.06%

Supplemental Data:
Net assets, end of period (000’s)	$7,610		$13,296	$11,872	$13,140	$5,759	$5,782
Portfolio turnover rate(e)	221	%(c)	431%	883%	1,003%	1,457%	1,183	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Basic Materials

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Basic Materials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
Largest Equity Holdings
Company	% of Net Assets

Du Pont	8.7%
The Dow Chemical Co.	8.0%
Monsanto Co.	6.8%
Alcoa, Inc.	6.6%
Freeport-McMoRan
Copper & Gold, Inc.—Class B	5.9%
Dow Jones U.S. Basic Materials Index - Composition
% of Index

Chemicals	54%
Industrial Metals	28%
Mining	10%
Forestry and Paper	8%

PROFUNDS VP ProFund VP Basic Materials	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks (99.6%)
	Shares	Value

Air Products & Chemicals, Inc. (Chemicals)	35,960	$2,890,105
Airgas, Inc. (Chemicals)	12,180	583,422
AK Steel Holding Corp.* (Iron/Steel)	19,140	715,262
Albemarle Corp. (Chemicals)	13,340	513,990
Alcoa, Inc. (Mining)	153,700	6,229,461
Allegheny Technologies, Inc. (Iron/Steel)	16,820	1,764,082
Alpha Natural Resources, Inc.* (Coal)	11,600	241,164
Arch Coal, Inc. (Coal)	24,940	867,912
Ashland, Inc. (Chemicals)	9,860	630,547
Avery Dennison Corp. (Household Products/Wares)	16,820	1,118,194
Bowater, Inc. (Forest Products & Paper)	9,860	246,007
Cabot Corp. (Chemicals)	10,440	497,779
Cambrex Corp. (Biotechnology)	5,220	69,269
Carpenter Technology Corp. (Iron/Steel)	4,640	604,638
Celanese Corp.—Series A (Chemicals)	27,840	1,079,635
CF Industries Holdings, Inc. (Chemicals)	8,700	521,043
Chaparral Steel Co. (Iron/Steel)	7,540	541,900
Chemtura Corp. (Chemicals)	42,340	470,397
Cleveland-Cliffs, Inc. (Iron/Steel)	6,960	540,583
Coeur d’Alene Mines Corp.* (Mining)	48,720	174,905
Commercial Metals Co. (Metal Fabricate/Hardware)	20,880	705,118
CONSOL Energy, Inc. (Coal)	32,480	1,497,653
Cytec Industries, Inc. (Chemicals)	7,540	480,826
Domtar Corp.* (Forest Products & Paper)	104,400	1,165,104
Du Pont (Chemicals)	161,820	8,226,929
Eastman Chemical Co. (Chemicals)	15,080	970,096
Ecolab, Inc. (Chemicals)	31,320	1,337,364
Ferro Corp. (Chemicals)	7,540	187,972
FMC Corp. (Chemicals)	6,380	570,308
Foundation Coal Holdings, Inc. (Coal)	8,120	329,997
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	67,280	5,572,130
Fuller (H.B.) Co. (Chemicals)	10,440	312,052
Georgia Gulf Corp. (Chemicals)	5,800	105,038
Hercules, Inc.* (Chemicals)	20,300	398,895
Huntsman Corp. (Chemicals)	15,660	380,695
International Coal Group, Inc.* (Coal)	21,460	128,331
International Flavors & Fragrances, Inc. (Chemicals)	14,500	756,030
International Paper Co. (Forest Products & Paper)	76,560	2,989,668
Kaiser Aluminum Corp.* (Mining)	2,320	169,082
Lubrizol Corp. (Chemicals)	12,180	786,219
Lyondell Chemical Co. (Chemicals)	40,600	1,507,072
Massey Energy Co. (Coal)	13,340	355,511
Meridian Gold, Inc.ADR* (Mining)	17,980	495,888
Minerals Technologies, Inc. (Chemicals)	3,480	232,986
Monsanto Co. (Agriculture)	95,120	6,424,405
Neenah Paper, Inc. (Forest Products & Paper)	2,320	95,723
Newmont Mining Corp. (Mining)	74,820	2,922,469
Nucor Corp. (Iron/Steel)	48,140	2,823,411
Olin Corp. (Chemicals)	11,600	243,600
OM Group, Inc.* (Chemicals)	5,220	276,242
Peabody Energy Corp. (Coal)	46,400	2,244,832
PPG Industries, Inc. (Chemicals)	29,000	2,207,190
Praxair, Inc. (Chemicals)	56,260	4,050,158
Reliance Steel & Aluminum Co. (Iron/Steel)	11,020	619,985
Rohm & Haas Co. (Chemicals)	24,940	1,363,719
RPM, Inc. (Chemicals)	20,880	482,537
RTI International Metals, Inc.* (Mining)	4,060	306,002
Ryerson, Inc. (Iron/Steel)	4,060	152,859
Schulman (A.), Inc. (Chemicals)	4,060	98,780
Sensient Technologies Corp. (Chemicals)	8,120	206,167
Sigma-Aldrich Corp. (Chemicals)	19,720	841,452
Southern Copper Corp. (Mining)	12,760	1,202,758
Steel Dynamics, Inc. (Iron/Steel)	16,820	704,926
Stillwater Mining Co.* (Mining)	7,540	83,015
Terra Industries, Inc.* (Chemicals)	16,240	412,821
The Dow Chemical Co. (Chemicals)	169,940	7,514,747
The Mosaic Co.* (Chemicals)	25,520	995,790
Titanium Metals Corp.* (Mining)	23,780	758,582
Tredegar Corp. (Miscellaneous Manufacturing)	5,220	111,186
United States Steel Corp. (Iron/Steel)	20,880	2,270,700
USEC, Inc.* (Mining)	15,080	331,458
Valspar Corp. (Chemicals)	16,820	477,856
W.R. Grace & Co.* (Chemicals)	9,860	241,471
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	8,700	116,580
Weyerhaeuser Co. (Forest Products & Paper)	38,280	3,021,441
Worthington Industries, Inc. (Metal Fabricate/Hardware)	12,180	263,697

TOTAL COMMON STOCKS
(Cost $77,301,975)		93,827,818

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Basic Materials	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Repurchase Agreements (0.5%)
	Principal
	Amount	Value

UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $442,183 (Collateralized by $440,000 Federal National Mortgage Association, 5.50%, 3/15/11, market value $450,865)	$442,000	$442,000

TOTAL REPURCHASE AGREEMENTS
(Cost $442,000)		442,000

TOTAL INVESTMENT SECURITIES
(Cost $77,743,975)—100.1%		94,269,818
Net other assets (liabilities)—(0.1)%		(55,451)

NET ASSETS—100.0%		$94,214,367

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Basic Materials invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Agriculture	6.8%
Biotechnology	0.1%
Chemicals	45.2%
Coal	6.1%
Forest Products & Paper	8.1%
Household Products/Wares	1.2%
Iron/Steel	11.5%
Metal Fabricate/Hardware	1.1%
Mining	19.4%
Miscellaneous Manufacturing	0.1%
Other**	0.4%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Basic Materials
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost 77,301,975)	$93,827,818
Repurchase agreements, at cost	442,000

Total Investment Securities	94,269,818
Cash	131
Dividends and interest receivable	137,667
Prepaid expenses	514

Total Assets	94,408,130

Liabilities:
Payable for capital shares redeemed	62,420
Advisory fees payable	56,149
Management services fees payable	7,486
Administration fees payable	2,267
Administrative services fees payable	26,229
Distribution fees payable	18,750
Trustee fees payable	18
Transfer agency fees payable	4,706
Fund accounting fees payable	3,317
Compliance services fees payable	480
Other accrued expenses	11,941

Total Liabilities	193,763

Net Assets	$94,214,367

Net Assets consist of:
Capital	$85,221,689
Accumulated net investment income (loss)	483,508
Accumulated net realized gains (losses) on investments	(8,016,673)
Net unrealized appreciation (depreciation) on investments	16,525,843

Net Assets	$94,214,367

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,993,107

Net Asset Value (offering and redemption price per share)	$47.27

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$642,413
Interest	2,377

Total Investment Income	644,790

Expenses:
Advisory fees	221,977
Management services fees	44,396
Administration fees	11,792
Transfer agency fees	7,383
Administrative services fees	103,632
Distribution fees	73,992
Custody fees	7,142
Fund accounting fees	10,242
Trustee fees	348
Compliance services fees	589
Other fees	15,736

Total Gross Expenses before reductions	497,229
Less Expenses reduced by the Advisor	(14,799)

Total Net Expenses	482,430

Net Investment Income (Loss)	162,360

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,010
Change in net unrealized appreciation/depreciation on investments	8,254,555

Net Realized and Unrealized Gains (Losses) on Investments	8,258,565

Change in Net Assets Resulting from Operations	$8,420,925

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Basic Materials

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$162,360	$321,148
Net realized gains (losses) on investments	4,010	(2,616,599)
Change in net unrealized appreciation/depreciation on investments	8,254,555	3,320,687

Change in net assets resulting from operations	8,420,925	1,025,236

Distributions to Shareholders From:
Net investment income	—	(84,905)

Change in net assets resulting from distributions	—	(84,905)

Capital Transactions:
Proceeds from shares issued	136,608,345	125,406,978
Dividends reinvested	—	84,905
Value of shares redeemed	(81,466,602)	(130,550,766)

Change in net assets resulting from capital transactions	55,161,743	(5,058,883)

Change in net assets	63,582,668	(4,118,552)
Net Assets:
Beginning of period	30,631,699	34,750,251

End of period	$94,214,367	$30,631,699

Accumulated net investment income (loss)	$483,508	$321,148

Share Transactions:
Issued	3,091,737	3,288,644
Reinvested	—	2,406
Redeemed	(1,869,324)	(3,526,172)

Change in shares	1,222,413	(235,122)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Basic Materials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the	For the	For the	For the	For the priod
	June 30, 2007		year ended	year ended	year ended	year ended	May 1, 2002 through
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002(a)

Net Asset Value,
Beginning of Period	$39.75		$34.55	$36.18	$33.74	$25.66	$30.00

Investment Activities:
Net investment income (loss)(b)	0.12		0.39	0.13	0.02	0.22	0.23
Net realized and unrealized gains (losses) on investments	7.40		4.94	0.59	3.40	7.88	(4.57)

Total income (loss) from investment activities	7.52		5.33	0.72	3.42	8.10	(4.34)

Distributions to Shareholders From:
Net investment income	—		(0.13)	(0.03)	(0.10)	(0.02)	—
Net realized gains on investments	—		—	(2.32)	(0.88)	—	—

Total distributions	—		(0.13)	(2.35)	(0.98)	(0.02)	—

Net Asset Value, End of Period	$47.27		$39.75	$34.55	$36.18	$33.74	$25.66

Total Return	18.92	%(c)	15.48%	2.44%	10.22%	31.58%	(14.47	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.79%	1.91%	1.96%	2.03%	2.21%
Net expenses(d)	1.63%		1.74%	1.91%	1.96%	1.97%	1.98%
Net investment income (loss)(d)	0.55%		1.05%	0.36%	0.06%	0.75%	1.25%
Supplemental Data:
Net assets, end of period (000’s)	$94,214		$30,632	$34,750	$25,614	$50,929	$3,851
Portfolio turnover rate(e)	126	%(c)	378%	650%	783%	1,009%	2,498	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Biotechnology

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Biotechnology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	86%
Swap Agreements	15%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Amgen, Inc.	20.1%
Gilead Sciences, Inc.	15.0%
Genentech, Inc.	14.6%
Genzyme Corp.	4.9%
Biogen Idec, Inc.	4.7%

Dow Jones U.S. Biotechnology Index - Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

PROFUNDS VP ProFund VP Biotechnology	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks (85.6%)
	Shares	Value

Affymetrix, Inc.* (Biotechnology)	2,912	$72,480
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,568	70,654
Amgen, Inc.* (Biotechnology)	37,540	2,075,587
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	5,040	207,446
Applera Corp.—Celera Genomics Group* (Biotechnology)	3,360	41,664
Biogen Idec, Inc.* (Biotechnology)	9,072	485,352
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	4,144	74,343
Biosite Diagnostics, Inc.* (Healthcare-Products)	784	72,520
Celgene Corp.* (Biotechnology)	8,440	483,865
Charles River Laboratories International, Inc.* (Biotechnology)	2,912	150,317
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	2,352	46,358
CV Therapeutics, Inc.* (Pharmaceuticals)	2,352	31,070
Enzo Biochem, Inc.* (Biotechnology)	1,568	23,442
Enzon Pharmaceuticals, Inc.* (Biotechnology)	1,904	14,946
Genentech, Inc.* (Biotechnology)	19,824	1,499,884
Genzyme Corp.* (Biotechnology)	7,800	502,320
Gilead Sciences, Inc.* (Pharmaceuticals)	39,872	1,545,837
Human Genome Sciences, Inc.* (Biotechnology)	5,712	50,951
Illumina, Inc.* (Biotechnology)	2,240	90,922
ImClone Systems, Inc.* (Pharmaceuticals)	2,576	91,087
Incyte Genomics, Inc.* (Biotechnology)	3,248	19,488
InterMune, Inc.* (Biotechnology)	1,120	29,053
Invitrogen Corp.* (Biotechnology)	2,016	148,680
Medarex, Inc.* (Pharmaceuticals)	5,376	76,823
Millennium Pharmaceuticals, Inc.* (Biotechnology)	13,664	144,429
Myriad Genetics, Inc.* (Biotechnology)	1,792	66,645
Nabi Biopharmaceuticals* (Pharmaceuticals)	2,576	11,850
Nektar Therapeutics* (Biotechnology)	3,920	37,201
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	1,568	17,609
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,016	54,230
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	2,464	89,221
PDL BioPharma, Inc.* (Biotechnology)	4,928	114,822
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,688	48,169
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,240	27,821
Techne Corp.* (Healthcare-Products)	1,568	89,705
United Therapeutics Corp.* (Pharmaceuticals)	784	49,988
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5,600	159,936

TOTAL COMMON STOCKS
(Cost $4,972,413)		8,816,715

TOTAL INVESTMENT SECURITIES
(Cost $4,972,413)—85.6%		8,816,715
Net other assets (liabilities)—14.4%		1,484,834

NET ASSETS—100.0%		$10,301,549

*	Non-income producing security

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 7/3/07	$1,599,600	$(400)

ProFund VP Biotechnology invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Biotechnology	61.8%
Healthcare-Products	1.6%
Pharmaceuticals	22.2%
Other**	14.4%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Biotechnology (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $4,972,413)	$8,816,715
Cash	52,682
Receivable for investments sold	1,645,776
Prepaid expenses	151

Total Assets	10,515,324

Liabilities:
Payable for capital shares redeemed	197,474
Unrealized loss on swap agreements	400
Advisory fees payable	6,632
Management services fees payable	884
Administration fees payable	267
Administrative services fees payable	3,125
Distribution fees payable	2,249
Trustee fees payable	3
Transfer agency fees payable	645
Fund accounting fees payable	407
Compliance services fees payable	78
Other accrued expenses	1,611

Total Liabilities	213,775

Net Assets	$10,301,549

Net Assets consist of:
Capital	$20,299,699
Accumulated net investment income (loss)	(111,407)
Accumulated net realized gains (losses) on investments	(13,730,645)
Net unrealized appreciation (depreciation) on investments	3,843,902

Net Assets	$10,301,549

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	500,694

Net Asset Value (offering and redemption price per share)	$20.57

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$1,310
Dividends	609

Total Investment Income	1,919

Expenses:
Advisory fees	52,144
Management services fees	10,429
Administration fees	1,875
Transfer agency fees	1,646
Administrative services fees	24,272
Distribution fees	17,381
Custody fees	3,079
Fund accounting fees	2,347
Trustee fees	86
Compliance services fees	101
Other fees	3,442

Total Gross Expenses before reductions	116,802
Less Expenses reduced by the Advisor	(3,476)

Total Net Expenses	113,326

Net Investment Income (Loss)	(111,407)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	105,795
Net realized gains (losses) on swap agreements	(4,665)
Change in net unrealized appreciation/depreciation on investments	(678,078)

Net Realized and Unrealized Gains (Losses) on Investments	(576,948)

Change in Net Assets Resulting from Operations	$(688,355)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Biotechnology

Statements of Changes in Net Assets
	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$(111,407)	$(286,524)
Net realized gains (losses) on investments	101,130	1,597,011
Change in net unrealized appreciation/depreciation on investments	(678,078)	(2,431,504)

Change in net assets resulting from operations	(688,355)	(1,121,017)

Capital Transactions:
Proceeds from shares issued	33,713,080	56,265,993
Value of shares redeemed	(35,149,621)	(67,810,303)

Change in net assets resulting from capital transactions	(1,436,541)	(11,544,310)

Change in net assets	(2,124,896)	(12,665,327)
Net Assets:
Beginning of period	12,426,445	25,091,772

End of period	$10,301,549	$12,426,445

Accumulated net investment income (loss)	$(111,407)	$—

Share Transactions:
Issued	1,561,236	2,670,409
Redeemed	(1,656,983)	(3,228,583)

Change in shares	(95,747)	(558,174)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Biotechnology

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002

Net Asset Value, Beginning of Period	$20.83		$21.73	$19.18	$21.96	$15.71	$25.44

Investment Activities:
Net investment income (loss)(a)	(0.17)		(0.37)	(0.38)	(0.41)	(0.37)	(0.35)
Net realized and unrealized gains (losses) on investments	(0.09)		(0.53)	4.06	2.25	6.62	(9.19)

Total income (loss) from investment activities	(0.26)		(0.90)	3.68	1.84	6.25	(9.54)

Distributions to Shareholders From:
Net realized gains on investments	—		—	(1.13)	(4.62)	—	(0.19)

Net Asset Value, End of Period	$20.57		$20.83	$21.73	$19.18	$21.96	$15.71

Total Return	(1.25	)%(b)	(4.10)%	19.24%	9.73%	39.78%	(37.51)%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.84%	1.92%	1.98%	2.04%	2.16%
Net expenses(c)	1.63%		1.78%	1.92%	1.98%	1.98%	1.98%
Net investment income (loss)(c)	(1.60)%		(1.75)%	(1.90)%	(1.88)%	(1.87)%	1.91%

Supplemental Data:
Net assets, end of period (000’s)	$10,302		$12,426	$25,092	$24,832	$14,342	$14,246
Portfolio turnover rate(d)	262	%(b)	397%	809%	788%	848%	1,049%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments
(including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Consumer Goods

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Consumer Goods seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Procter & Gamble Co.	14.3%
Altria Group, Inc.	10.8%
Coca-Cola Co.	8.2%
PepsiCo, Inc.	7.8%
Kraft Foods, Inc.	4.1%

Dow Jones U.S. Consumer Goods Index - Composition
% of Index

Household Goods	22%
Beverages	21%
Food Producers	18%
Tobacco	13%
Personal Goods	12%
Automobiles and Parts	8%
Leisure Goods	6%

PROFUNDS VP ProFund VP Consumer Goods (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (100.2%)
	Shares	Value

Acco Brands Corp.* (Household Products/Wares)	555	$12,793
Activision, Inc.* (Software)	3,108	58,026
Alberto-Culver Co. (Cosmetics/Personal Care)	999	23,696
Altria Group, Inc. (Agriculture)	23,532	1,650,535
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	444	13,151
Anheuser-Busch Cos., Inc. (Beverages)	8,103	422,653
Archer-Daniels-Midland Co. (Agriculture)	6,660	220,379
ArvinMeritor, Inc. (Auto Parts & Equipment)	777	17,249
Avon Products, Inc. (Cosmetics/Personal Care)	4,884	179,487
Beazer Homes USA, Inc. (Home Builders)	444	10,953
Black & Decker Corp. (Hand/Machine Tools)	777	68,617
Blyth, Inc. (Household Products/Wares)	333	8,851
BorgWarner, Inc. (Auto Parts & Equipment)	666	57,303
Briggs & Stratton Corp. (Machinery-Diversified)	555	17,516
Brown-Forman Corp. (Beverages)	555	40,559
Brunswick Corp. (Leisure Time)	999	32,597
Bunge, Ltd.ADR (Agriculture)	1,332	112,554
Callaway Golf Co. (Leisure Time)	777	13,838
Campbell Soup Co. (Food)	2,664	103,390
Carter’s, Inc.* (Apparel)	555	14,397
Centex Corp. (Home Builders)	1,332	53,413
Champion Enterprises, Inc.* (Home Builders)	888	8,729
Chiquita Brands International, Inc. (Food)	444	8,418
Church & Dwight, Inc. (Household Products/Wares)	777	37,653
Clorox Co. (Household Products/Wares)	1,665	103,397
Coach, Inc.* (Apparel)	4,107	194,631
Coca-Cola Co. (Beverages)	23,865	1,248,378
Coca-Cola Enterprises, Inc. (Beverages)	3,108	74,592
Colgate-Palmolive Co. (Cosmetics/Personal Care)	5,772	374,314
ConAgra Foods, Inc. (Food)	5,550	149,073
Constellation Brands, Inc.* (Beverages)	2,331	56,597
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	666	18,395
Corn Products International, Inc. (Food)	777	35,315
Crocs, Inc.* (Apparel)	888	38,211
D.R. Horton, Inc. (Home Builders)	3,108	61,942
Dean Foods Co. (Food)	1,443	45,988
Del Monte Foods Co. (Food)	2,220	26,995
Eastman Kodak Co. (Miscellaneous Manufacturing)	3,219	89,585
Electronic Arts, Inc.* (Software)	3,441	162,828
Energizer Holdings, Inc.* (Electrical Components & Equipment)	666	66,334
Ethan Allen Interiors, Inc. (Home Furnishings)	333	11,405
Fleetwood Enterprises, Inc.* (Home Builders)	666	6,027
Flowers Foods, Inc. (Food)	666	22,218
Ford Motor Co. (Auto Manufacturers)	20,424	192,394
Fossil, Inc.* (Household Products/Wares)	555	16,367
Furniture Brands International, Inc. (Home Furnishings)	555	7,881
Garmin, Ltd.ADR (Electronics)	1,332	98,528
General Mills, Inc. (Food)	3,885	226,962
General Motors Corp. (Auto Manufacturers)	5,550	209,790
Gentex Corp. (Electronics)	1,554	30,598
Genuine Parts Co. (Distribution/Wholesale)	1,887	93,595
Hanesbrands, Inc.* (Apparel)	1,110	30,003
Hansen Natural Corp.* (Beverages)	777	33,395
Harley-Davidson, Inc. (Leisure Time)	2,886	172,034
Harman International Industries, Inc. (Home Furnishings)	777	90,754
Hasbro, Inc. (Toys/Games/Hobbies)	1,554	48,811
Heinz (H.J.) Co. (Food)	3,441	163,344
Herbalife, Ltd.ADR (Pharmaceuticals)	555	22,006
Herman Miller, Inc. (Office Furnishings)	777	24,553
HNI Corp. (Office Furnishings)	444	18,204
Hormel Foods Corp. (Food)	888	33,167
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	555	9,174
Interface, Inc.—Class A (Office Furnishings)	555	10,467
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	333	9,371
Jarden Corp.* (Household Products/Wares)	666	28,645
JM Smucker Co. (Food)	666	42,398
Johnson Controls, Inc. (Auto Parts & Equipment)	2,220	257,009
Jones Apparel Group, Inc. (Apparel)	1,221	34,493
KB Home (Home Builders)	888	34,961
Kellogg Co. (Food)	2,775	143,717
Kellwood Co. (Apparel)	222	6,243
Kimberly-Clark Corp. (Household Products/Wares)	5,106	341,540
Kraft Foods, Inc. (Food)	17,982	633,866
La-Z-Boy, Inc. (Home Furnishings)	555	6,360
Lancaster Colony Corp. (Miscellaneous Manufacturing)	333	13,949
Lear Corp.* (Auto Parts & Equipment)	777	27,669
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,998	44,056
Lennar Corp.—Class A (Home Builders)	1,443	52,756
Lennar Corp.—Class B (Home Builders)	111	3,903
Liz Claiborne, Inc. (Apparel)	1,221	45,543
Loews Corp.—Carolina Group. (Agriculture)	1,221	94,347

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Consumer Goods (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

M.D.C. Holdings, Inc. (Home Builders)	444	$21,472
Martek Biosciences Corp.* (Biotechnology)	333	8,648
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	666	16,970
Mattel, Inc. (Toys/Games/Hobbies)	4,440	112,288
McCormick & Co., Inc. (Food)	1,221	46,618
Meritage Homes Corp.* (Home Builders)	222	5,939
Modine Manufacturing Co. (Auto Parts & Equipment)	333	7,526
Mohawk Industries, Inc.* (Textiles)	666	67,126
Molson Coors Brewing Co.—Class B (Beverages)	888	82,105
Monaco Coach Corp. (Home Builders)	333	4,779
NBTY, Inc.* (Pharmaceuticals)	666	28,771
Newell Rubbermaid, Inc. (Housewares)	3,108	91,468
NIKE, Inc.—Class B (Apparel)	3,885	226,457
Nu Skin Enterprises, Inc. (Retail)	555	9,158
Nutri/System, Inc.* (Commercial Services)	333	23,257
NVR, Inc.* (Home Builders)	111	75,452
Oakley, Inc. (Healthcare-Products)	333	9,457
PepsiAmericas, Inc. (Beverages)	777	19,083
PepsiCo, Inc. (Beverages)	18,315	1,187,728
Phillips-Van Heusen Corp. (Apparel)	666	40,340
Pilgrim’s Pride Corp. (Food)	444	16,947
Polaris Industries, Inc. (Leisure Time)	444	24,047
Pool Corp. (Distribution/Wholesale)	555	21,662
Procter & Gamble Co. (Cosmetics/Personal Care)	35,631	2,180,261
Pulte Homes, Inc. (Home Builders)	2,331	52,331
Quiksilver, Inc.* (Apparel)	1,443	20,390
Ralcorp Holdings, Inc.* (Food)	333	17,799
Reynolds American, Inc. (Agriculture)	1,887	123,032
Sara Lee Corp. (Food)	8,214	142,924
Select Comfort Corp.* (Retail)	555	9,002
Smithfield Foods, Inc.* (Food)	1,443	44,430
Snap-on, Inc. (Hand/Machine Tools)	666	33,640
Standard Pacific Corp. (Home Builders)	777	13,621
Steelcase, Inc.—Class A (Office Furnishings)	777	14,375
Superior Industries International, Inc. (Auto Parts & Equipment)	222	4,831
Take-Two Interactive Software, Inc.* (Software)	777	15,517
Tempur-Pedic International, Inc. (Home Furnishings)	888	22,999
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	1,332	60,619
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,109	73,309
The Hain Celestial Group, Inc.* (Food)	444	12,050
The Hershey Co. (Food)	1,776	89,901
The Nautilus Group, Inc. (Leisure Time)	333	4,009
The Pepsi Bottling Group, Inc. (Beverages)	1,443	48,600
The Ryland Group, Inc. (Home Builders)	444	16,592
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	444	19,065
The Stanley Works (Hand/Machine Tools)	888	53,902
The Stride Rite Corp. (Apparel)	444	8,995
The Timberland Co.—Class A* (Apparel)	555	13,980
Thor Industries, Inc. (Home Builders)	444	20,042
THQ, Inc.* (Software)	777	23,714
Toll Brothers, Inc.* (Home Builders)	1,554	38,819
Tootsie Roll Industries, Inc. (Food)	222	6,152
TreeHouse Foods, Inc.* (Food)	333	8,861
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	555	20,441
Tupperware Corp. (Household Products/Wares)	666	19,141
Tyson Foods, Inc.—Class A (Food)	3,219	74,166
Under Armour, Inc.—Class A* (Retail)	333	15,201
Universal Corp. (Agriculture)	333	20,286
UST, Inc. (Agriculture)	1,776	95,389
V.F. Corp. (Apparel)	999	91,488
Visteon Corp.* (Auto Parts & Equipment)	1,443	11,688
WCI Communities, Inc.* (Home Builders)	333	5,554
WD-40 Co. (Household Products/Wares)	222	7,297
Weight Watchers International, Inc. (Commercial Services)	444	22,573
Whirlpool Corp. (Home Furnishings)	888	98,746
Winnebago Industries, Inc. (Home Builders)	333	9,830
Wolverine World Wide, Inc. (Apparel)	666	18,455
Wrigley (Wm.) Jr. Co. (Food)	2,442	135,067

TOTAL COMMON STOCKS
(Cost $11,767,087)		15,312,217

Repurchase Agreements (0.7%)
	Principal Amount

UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $107,044 (Collateralized by $107,000 Federal National Mortgage Association, 5.50%, 3/15/11, market value $109,642)	$107,000	107,000

TOTAL REPURCHASE AGREEMENTS
(Cost $107,000)		107,000

TOTAL INVESTMENT SECURITIES
(Cost $11,874,087)—100.9%		15,419,217
Net other assets (liabilities)—(0.9)%		(132,224)

NET ASSETS—100.0%		$15,286,993

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Consumer Goods invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Agriculture	15.0%
Apparel	5.2%
Auto Manufacturers	2.7%
Auto Parts & Equipment	3.3%
Beverages	21.1%
Biotechnology	0.1%
Commercial Services	0.3%
Cosmetics/Personal Care	18.5%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.4%
Electronics	0.8%
Food	14.6%
Hand/Machine Tools	1.0%
Healthcare-Products	0.1%
Home Builders	3.2%
Home Furnishings	1.6%
Household Products/Wares	3.8%
Housewares	0.6%
Leisure Time	1.6%
Machinery-Diversified	0.1%
Miscellaneous Manufacturing	1.0%
Office Furnishings	0.5%
Pharmaceuticals	0.3%
Retail	0.3%
Software	1.8%
Textiles	0.4%
Toys/Games/Hobbies	1.2%
Other**	(0.2)%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Consumer Goods (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $11,767,087)	$15,312,217
Repurchase agreements, at cost	107,000

Total Investment Securities	15,419,217
Cash	587
Dividends and interest receivable	39,133
Receivable for capital shares issued	123,920
Prepaid and other expenses	1,980

Total Assets	15,584,837

Liabilities:
Payable for investments purchased	275,954
Advisory fees payable	10,219
Management services fees payable	1,362
Administration fees payable	412
Administrative services fees payable	4,767
Distribution fees payable	3,408
Trustee fees payable	4
Transfer agency fees payable	910
Fund accounting fees payable	680
Compliance services fees payable	128

Total Liabilities	297,844

Net Assets	$15,286,993

Net Assets consist of:
Capital	$13,739,856
Accumulated net investment income (loss)	194,635
Accumulated net realized gains (losses) on investments	(2,192,628)
Net unrealized appreciation (depreciation) on investments	3,545,130

Net Assets	$15,286,993

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	435,359

Net Asset Value (offering and redemption price per share)	$35.11

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$216,175
Interest	602

Total Investment Income	216,777

Expenses:
Advisory fees	68,587
Management services fees	13,717
Administration fees	2,680
Transfer agency fees	1,617
Administrative services fees	32,010
Distribution fees	22,862
Custody fees	5,998
Fund accounting fees	2,496
Trustee fees	82
Compliance services fees	110
Other fees	3,475

Total Gross Expenses before reductions	153,634
Less Expenses reduced by the Advisor	(4,573)

Total Net Expenses	149,061

Net Investment Income (Loss)	67,716

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	465,862
Change in net unrealized appreciation/depreciation on investments	427,302

Net Realized and Unrealized Gains (Losses) on Investments	893,164

Change in Net Assets Resulting from Operations	$960,880

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Consumer Goods

Statements of Changes in Net Assets
	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$67,716	$126,919
Net realized gains (losses) on investments	465,862	(306,046)
Change in net unrealized appreciation/depreciation on investments	427,302	1,976,861

Change in net assets resulting from operations	960,880	1,797,734

Distributions to Shareholders From:
Net investment income	—	(13,509)

Change in net assets resulting from distributions	—	(13,509)

Capital Transactions:
Proceeds from shares issued	39,435,232	61,301,611
Dividends reinvested	—	13,509
Value of shares redeemed	(43,681,693)	(51,439,566)

Change in net assets resulting from capital transactions	(4,246,461)	9,875,554

Change in net assets	(3,285,581)	11,659,779
Net Assets:
Beginning of period	18,572,574	6,912,795

End of period	$15,286,993	$18,572,574

Accumulated net investment income (loss)	$194,635	$126,919

Share Transactions:
Issued	1,149,238	1,974,099
Reinvested	—	426
Redeemed	(1,268,683)	(1,652,079)

Change in shares	(119,445)	322,446

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Consumer Goods

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 through December 31, 2002(a)

Net Asset Value, Beginning of Period	$33.48		$29.75	$30.00	$29.53	$25.11	$30.00

Investment Activities:
Net investment income (loss)(b)	0.13		0.31	0.04	0.07	0.04	0.04
Net realized and unrealized gains (losses) on investments	1.50		3.44	(0.15)	2.54	4.59	(4.93)

Total income (loss) from investment activities	1.63		3.75	(0.11)	2.61	4.63	(4.89)

Distributions to Shareholders From:
Net investment income	—		(0.02)	(0.14)	(0.03)	(0.21)	—
Net realized gains on investments	—		—	—	(2.11)	—	—

Total distributions	—		(0.02)	(0.14)	(2.14)	(0.21)	—

Net Asset Value, End of Period	$35.11		$33.48	$29.75	$30.00	$29.53	$25.11

Total Return	4.90	%(c)	12.62%	(0.37)%	9.26%	18.46%	(16.30	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.87%	2.08%	1.99%	2.33%	2.10%
Net expenses(d)	1.63%		1.69%	1.98%	1.98%	1.98%	1.98%
Net investment income (loss)(d)	0.74%		0.99%	0.13%	0.24%	0.13%	0.22%

Supplemental Data:
Net assets, end of period (000’s)	$15,287		$18,573	$6,913	$9,970	$2,406	$4,952
Portfolio turnover rate(e)	213	%(c)	377%	870%	1,547%	1,472%	1,057	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments
(including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Services
Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Consumer Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Wal-Mart Stores, Inc.	6.5%
Comcast Corp.—Special Class A	4.4%
Time Warner, Inc.	4.2%
Home Depot, Inc.	4.1%
Walt Disney Co.	3.4%

Dow Jones U.S. Consumer Services Index - Composition
% of Index

General Retailers	40%
Media	30%
Travel and Leisure	18%
Food and Drug Retailers	12%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services (unaudited)	June 30, 2007

Common Stocks (100.4%)
	Shares	Value

Abercrombie & Fitch Co.—Class A (Retail)	200	$14,596
Advance Auto Parts, Inc. (Retail)	280	11,348
Aeropostale, Inc.* (Retail)	120	5,002
Amazon.com, Inc.* (Internet)	720	49,255
American Eagle Outfitters, Inc. (Retail)	480	12,317
American Greetings Corp.—Class A (Household Products/Wares)	120	3,400
AmerisourceBergen Corp. (Pharmaceuticals)	480	23,746
AMR Corp.* (Airlines)	560	14,756
AnnTaylor Stores Corp.* (Retail)	160	5,667
Apollo Group, Inc.—Class A* (Commercial Services)	360	21,035
Applebee’s International, Inc. (Retail)	200	4,820
aQuantive, Inc.* (Internet)	160	10,208
Arbitron, Inc. (Commercial Services)	80	4,122
AutoNation, Inc.* (Retail)	360	8,078
AutoZone, Inc.* (Retail)	120	16,394
Avid Technology, Inc.* (Software)	120	4,242
Avis Budget Group, Inc.* (Commercial Services)	240	6,823
Bally Technologies, Inc.* (Entertainment)	120	3,170
Barnes & Noble, Inc. (Retail)	120	4,616
Bed Bath & Beyond, Inc.* (Retail)	680	24,473
Belo Corp.—Class A (Media)	200	4,118
Best Buy Co., Inc. (Retail)	960	44,803
Big Lots, Inc.* (Retail)	280	8,238
BJ’s Wholesale Club, Inc.* (Retail)	160	5,765
Bob Evans Farms, Inc. (Retail)	80	2,948
Borders Group, Inc. (Retail)	160	3,050
Boyd Gaming Corp. (Lodging)	160	7,870
Brinker International, Inc. (Retail)	280	8,196
Cablevision Systems Corp.—Class A* (Media)	560	20,266
Cardinal Health, Inc. (Pharmaceuticals)	960	67,814
Career Education Corp.* (Commercial Services)	240	8,105
Carmax, Inc.* (Retail)	520	13,260
Carnival Corp.ADR (Leisure Time)	1,040	50,721
Casey’s General Stores, Inc. (Retail)	120	3,271
Catalina Marketing Corp. (Advertising)	80	2,520
CBS Corp.—Class B (Media)	1,560	51,979
CEC Entertainment, Inc.* (Retail)	80	2,816
Charming Shoppes, Inc.* (Retail)	320	3,466
Charter Communications, Inc.—Class A* (Media)	920	3,726
Cheesecake Factory, Inc.* (Retail)	160	3,923
Chemed Corp. (Commercial Services)	80	5,303
Chico’s FAS, Inc.* (Retail)	440	10,710
Choice Hotels International, Inc. (Lodging)	80	3,162
Circuit City Stores, Inc. (Retail)	400	6,032
Clear Channel Communications, Inc. (Media)	1,120	42,358
CNET Networks, Inc.* (Internet)	320	2,621
Coldwater Creek, Inc.* (Retail)	160	3,717
Comcast Corp.—Special Class A* (Media)	7,280	204,713
Continental Airlines, Inc.—Class B* (Airlines)	240	8,129
Copart, Inc.* (Retail)	160	4,894
Corinthian Colleges, Inc.* (Commercial Services)	200	3,258
Costco Wholesale Corp. (Retail)	1,080	63,202
CVS Corp. (Retail)	3,840	139,968
Darden Restaurants, Inc. (Retail)	320	14,077
DeVry, Inc. (Commercial Services)	160	5,443
Dick’s Sporting Goods, Inc.* (Retail)	80	4,654
Dillards, Inc.—Class A (Retail)	160	5,749
DIRECTV Group, Inc.* (Media)	2,000	46,220
Discovery Holding Co.—Class A* (Media)	640	14,714
Dollar General Corp. (Retail)	760	16,659
Dollar Tree Stores, Inc.* (Retail)	240	10,452
Dow Jones & Co., Inc. (Media)	120	6,894
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	120	3,461
Dun & Bradstreet Corp. (Software)	160	16,477
eBay, Inc.* (Internet)	2,520	81,094
EchoStar Communications Corp.—Class A* (Media)	520	22,552
Expedia, Inc.* (Internet)	560	16,402
FactSet Research Systems, Inc. (Computers)	120	8,202
Family Dollar Stores, Inc. (Retail)	360	12,355
Foot Locker, Inc. (Retail)	400	8,720
GameStop Corp.—Class A* (Retail)	360	14,076
See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services (unaudited)	June 30, 2007

Common Stocks, continued
	Shares	Value

Gannett Co., Inc. (Media)	560	$30,772
Gaylord Entertainment Co.* (Lodging)	120	6,437
Gemstar-TV Guide International, Inc.* (Media)	600	2,952
Getty Images, Inc.* (Advertising)	120	5,737
GUESS?, Inc. (Apparel)	120	5,765
Guitar Center, Inc.* (Retail)	80	4,785
H & R Block, Inc. (Commercial Services)	720	16,826
Harrah’s Entertainment, Inc. (Lodging)	440	37,514
Harte-Hanks, Inc. (Advertising)	120	3,082
Hertz Global Holdings, Inc.* (Commercial Services)	200	5,314
Hilton Hotels Corp. (Lodging)	880	29,454
Home Depot, Inc. (Retail)	4,840	190,454
IAC/InterActiveCorp* (Internet)	480	16,613
Idearc, Inc. (Media)	360	12,719
International Game Technology (Entertainment)	800	31,760
International Speedway Corp. (Entertainment)	80	4,217
Interpublic Group of Cos., Inc.* (Advertising)	1,160	13,224
ITT Educational Services, Inc.* (Commercial Services)	80	9,390
J. Crew Group, Inc.* (Retail)	120	6,491
J.C. Penney Co., Inc. (Holding Company) (Retail)	480	34,742
Jack in the Box, Inc.* (Retail)	80	5,675
JetBlue Airways Corp.* (Airlines)	400	4,700
John Wiley & Sons, Inc. (Media)	120	5,795
Kohls Corp.* (Retail)	720	51,142
Kroger Co. (Food)	1,600	45,008
Laidlaw International (Transportation)	200	6,910
Lamar Advertising Co. (Advertising)	160	10,042
Las Vegas Sands Corp.* (Lodging)	240	18,334
Laureate Education, Inc.* (Commercial Services)	120	7,399
Liberty Global, Inc.—Class A* (Media)	440	18,058
Liberty Global, Inc.—Series C* (Media)	480	18,864
Liberty Media Holding Corp.—Capital Series A* (Media)	320	37,658
Liberty Media Holding Corp.—Interactive Series A* (Internet)	1,560	34,835
LIFE TIME FITNESS, Inc.* (Leisure Time)	80	4,258
Limited, Inc. (Retail)	840	23,058
Live Nation, Inc.* (Commercial Services)	160	3,581
Longs Drug Stores Corp. (Retail)	80	4,202
Lowe’s Cos., Inc. (Retail)	3,680	112,939
Macy’s, Inc. (Retail)	1,120	44,554
Marriott International, Inc.—Class A (Lodging)	840	36,322
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	80	3,489
McDonald’s Corp. (Retail)	2,960	150,249
McGraw-Hill Cos., Inc. (Media)	840	57,187
McKesson Corp. (Commercial Services)	720	42,941
Meredith Corp. (Media)	80	4,928
MGM Grand, Inc.* (Commercial Services)	280	23,094
NAVTEQ* (Software)	240	10,162
News Corp.—Class A (Media)	5,640	119,624
Nordstrom, Inc. (Retail)	520	26,582
O’Reilly Automotive, Inc.* (Retail)	280	10,234
Office Depot, Inc.* (Retail)	680	20,604
OfficeMax, Inc. (Retail)	200	7,860
Omnicare, Inc. (Pharmaceuticals)	280	10,097
Omnicom Group, Inc. (Advertising)	800	42,336
Orient-Express Hotels, Ltd.—Class A (Lodging)	120	6,408
Pacific Sunwear of California, Inc.* (Retail)	160	3,520
Panera Bread Co.—Class A* (Retail)	80	3,685
Payless ShoeSource, Inc.* (Retail)	160	5,048
Penn National Gaming* (Entertainment)	160	9,614
Petsmart, Inc. (Retail)	320	10,384
Pinnacle Entertainment, Inc.* (Entertainment)	160	4,504
Polo Ralph Lauren Corp. (Apparel)	160	15,698
Priceline.com, Inc.* (Internet)	80	5,499
R.H. Donnelley Corp.* (Advertising)	160	12,125
RadioShack Corp. (Retail)	320	10,605
Regal Entertainment Group—Class A (Entertainment)	200	4,386
Regis Corp. (Retail)	120	4,590
Rent-A-Center, Inc.* (Commercial Services)	160	4,197
Rite Aid Corp.* (Retail)	1,920	12,250
Ross Stores, Inc. (Retail)	360	11,088
Royal Caribbean Cruises, Ltd.ADR (Leisure Time)	320	13,754
Ruby Tuesday, Inc. (Retail)	120	3,160
Safeway, Inc. (Food)	1,080	36,752
Saks, Inc. (Retail)	320	6,832
Scholastic Corp.* (Media)	80	2,875
Scientific Games Corp.—Class A* (Entertainment)	160	5,592
Sears Holdings Corp.* (Retail)	240	40,680
Sequa Corp.—Class A (Commercial Services)	720	9,202
Sirius Satellite Radio, Inc.* (Media)	3,240	9,785
SkyWest, Inc. (Airlines)	160	3,813
Sonic Corp.* (Retail)	160	3,539
Sotheby’s (Commercial Services)	160	7,363
Southwest Airlines Co. (Airlines)	1,920	28,627
Staples, Inc. (Retail)	1,760	41,765
Starbucks Corp.* (Retail)	1,800	47,232
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	520	34,876
Station Casinos, Inc. (Lodging)	120	10,416
Strayer Education, Inc. (Commercial Services)	40	5,268
SuperValu, Inc. (Food)	520	24,086
Sysco Corp. (Food)	1,520	50,145
Target Corp. (Retail)	1,920	122,112
The Children’s Place Retail Stores, Inc.* (Retail)	40	2,066
The E.W. Scripps Co.—Class A (Media)	200	9,138
The Gap, Inc. (Retail)	1,440	27,504
The Gymboree Corp.* (Apparel)	80	3,153
The McClatchy Co.—Class A (Media)	120	3,037
The Men’s Wearhouse, Inc. (Retail)	120	6,128
The New York Times Co.—Class A (Media)	360	9,144
The ServiceMaster Co. (Commercial Services)	720	11,131
Tiffany & Co. (Retail)	320	16,979
Time Warner Cable, Inc.—Class A* (Media)	400	15,668
Time Warner, Inc. (Media)	9,320	196,093
TJX Cos., Inc. (Retail)	1,120	30,800
Tractor Supply Co.* (Retail)	80	4,164
Tribune Co. (Media)	120	3,528
Tween Brands, Inc.* (Retail)	80	3,568
UAL Corp.* (Airlines)	240	9,742
Urban Outfitters, Inc.* (Retail)	280	6,728
US Airways Group, Inc.* (Airlines)	160	4,843
Vail Resorts, Inc.* (Entertainment)	80	4,870
ValueClick, Inc.* (Internet)	240	7,070
VCA Antech, Inc.* (Pharmaceuticals)	200	7,538
Viacom, Inc.—Class B* (Media)	1,440	59,947
Wal-Mart Stores, Inc. (Retail)	6,240	300,206
Walgreen Co. (Retail)	2,480	107,979
Walt Disney Co. (Media)	4,560	155,678
Washington Post Co.—Class B (Media)	40	31,044
Wendy’s International, Inc. (Retail)	200	7,350
Whole Foods Market, Inc. (Food)	360	13,788

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services (unaudited)	June 30, 2007

Common Stocks, continued
	Shares	Value

Williams Sonoma, Inc. (Retail)	200	$6,316
WMS Industries, Inc.* (Leisure Time)	120	3,463
Wyndham Worldwide Corp.* (Lodging)	440	15,954
Wynn Resorts, Ltd. (Lodging)	200	17,938
XM Satellite Radio Holdings, Inc.—Class A* (Media)	760	8,945
YUM! Brands, Inc. (Retail)	1,280	41,882
Zale Corp.* (Retail)	120	2,857

TOTAL COMMON STOCKS
(Cost $3,119,276)		4,649,874

TOTAL INVESTMENT SECURITIES
(Cost $3,119,276)—100.4%		4,649,874
Net other assets (liabilities)—(0.4)%		(17,467)

NET ASSETS—100.0%		$4,632,407

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Consumer Services invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising	2.0%
Airlines	1.6%
Apparel	0.5%
Commercial Services	4.3%
Computers	0.2%
Entertainment	1.6%
Food	3.7%
Household Products/Wares	0.1%
Internet	4.8%
Leisure Time	1.6%
Lodging	4.7%
Media	26.6%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	2.4%
Retail	45.4%
Software	0.7%
Transportation	0.1%
Other**	(0.4)%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Services
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $3,119,276)	$4,649,874
Cash	56,751
Dividends and interest receivable	1,887
Receivable for investments sold	116,219
Prepaid and other expenses	4,485

Total Assets	4,829,216

Liabilities:
Payable for capital shares redeemed	192,941
Advisory fees payable	501
Management services fees payable	67
Administration fees payable	128
Administrative services fees payable	1,481
Distribution fees payable	1,059
Trustee fees payable	1
Transfer agency fees payable	286
Fund accounting fees payable	296
Compliance services fees payable	49

Total Liabilities	196,809

Net Assets	$4,632,407

Net Assets consist of:
Capital	$4,640,554
Accumulated net investment income (loss)	(30,368)
Accumulated net realized gains (losses) on investments	(1,508,377)
Net unrealized appreciation (depreciation) on investments	1,530,598

Net Assets	$4,632,407

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	139,771

Net Asset Value (offering and redemption price per share)	$33.14

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$30,813
Interest	251

Total Investment Income	31,064

Expenses:
Advisory fees	28,266
Management services fees	5,653
Administration fees	1,002
Transfer agency fees	523
Administrative services fees	13,182
Distribution fees	9,422
Custody fees	6,237
Fund accounting fees	1,059
Trustee fees	31
Compliance services fees	32
Other fees	936

Total Gross Expenses before reductions	66,343
Less Expenses reduced by the Advisor	(4,911)

Total Net Expenses	61,432

Net Investment Income (Loss)	(30,368)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	187,412
Change in net unrealized appreciation/depreciation on investments	(85,318)

Net Realized and Unrealized Gains (Losses) on Investments	102,094

Change in Net Assets Resulting from Operations	$71,726

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Services

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$(30,368)	$(32,436)
Net realized gains (losses) on investments	187,412	46,886
Change in net unrealized appreciation/depreciation on investments	(85,318)	839,813

Change in net assets resulting from operations	71,726	854,263

Capital Transactions:
Proceeds from shares issued	22,294,485	35,367,669
Value of shares redeemed	(24,232,804)	(33,243,899)

Change in net assets resulting from capital transactions	(1,938,319)	2,123,770

Change in net assets	(1,866,593)	2,978,033
Net Assets:
Beginning of period	6,499,000	3,520,967

End of period	$4,632,407	$6,499,000

Accumulated net investment income (loss)	$(30,368)	$—

Share Transactions:
Issued	673,211	1,186,321
Redeemed	(736,437)	(1,106,480)

Change in shares	(63,226)	79,841

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Consumer Services
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the
	six months ended		For the	For the	For the	For the	For the period
	June 30, 2007		year ended	year ended	year ended	year ended	May 1, 2002 through
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002(a)

Net Asset Value, Beginning of Period	$32.02		$28.59	$29.99	$27.87	$21.98	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.13)		(0.17)	(0.35)	(0.29)	(0.30)	(0.17)
Net realized and unrealized gains (losses) on investments	1.25		3.60	(1.05)	2.41	6.19	(7.85)

Total income (loss) from investment activities	1.12		3.43	(1.40)	2.12	5.89	(8.02)

Net Asset Value, End of Period	$33.14		$32.02	$28.59	$29.99	$27.87	$21.98

Total Return	3.50	%(c)	12.00%	(4.67)%	7.61%	26.80%	(26.73	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.76%		2.19%	2.48%	2.20%	2.33%	2.65%
Net expenses(d)	1.63%		1.70%	1.98%	1.98%	1.96%	1.98%
Net investment income (loss)(d)	(0.81)%		(0.57)%	(1.22)%	(1.03)%	(1.19)%	(1.08)%

Supplemental Data:
Net assets, end of period (000’s)	$4,632		$6,499	$3,521	$11,878	$3,777	$3,439
Portfolio turnover rate(e)	308	%(c)	579%	1,219%	1,256%	2,100%	2,644	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Financials

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Citigroup, Inc.	8.3%
Bank of America Corp.	7.2%
J.P. Morgan Chase & Co.	5.4%
American International Group, Inc.	5.2%
Wells Fargo & Co.	3.6%

Dow Jones U.S. Financials Index - Composition
% of Index

Banks	40%
General Financial	27%
Nonlife Insurance	16%
Real Estate	11%
Life Insurance	6%

PROFUNDS VP ProFund VP Financials (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (100.4%)
	Shares	Value

ACE, Ltd.ADR (Insurance)	3,432	$214,569
Affiliated Managers Group, Inc.* (Diversified Financial Services)	286	36,825
AFLAC, Inc. (Insurance)	5,148	264,607
Alexandria Real Estate Equities, Inc. (REIT)	286	27,691
Allstate Corp. (Insurance)	6,292	387,021
AMB Property Corp. (REIT)	1,144	60,884
Ambac Financial Group, Inc. (Insurance)	1,144	99,745
American Express Co. (Diversified Financial Services)	11,154	682,402
American Financial Group, Inc. (Insurance)	858	29,301
American International Group, Inc. (Insurance)	23,738	1,662,372
American National Insurance Co. (Insurance)	286	43,644
AmeriCredit Corp.* (Diversified Financial Services)	1,144	30,373
Ameriprise Financial, Inc. (Diversified Financial Services)	2,288	145,448
Annaly Mortgage Management, Inc. (REIT)	2,860	41,241
AON Corp. (Insurance)	2,574	109,678
Apartment Investment and Management Co.—Class A (REIT)	1,144	57,680
Arch Capital Group, Ltd.ADR* (Insurance)	572	41,493
Archstone-Smith Trust (REIT)	2,288	135,244
Arthur J. Gallagher & Co. (Insurance)	1,144	31,895
Aspen Insurance Holdings, Ltd. (Insurance)	858	24,084
Associated Banc-Corp (Banks)	1,144	37,409
Assurant, Inc. (Insurance)	1,144	67,404
Astoria Financial Corp. (Savings & Loans)	858	21,484
Avalonbay Communities, Inc. (REIT)	858	101,999
Axis Capital Holdings, Ltd.ADR (Insurance)	1,430	58,129
Bank of America Corp. (Banks)	47,190	2,307,119
Bank of Hawaii Corp. (Banks)	572	29,538
Bank of New York Co., Inc. (Banks)	8,008	331,851
BB&T Corp. (Banks)	5,720	232,690
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,144	160,160
BlackRock, Inc.—Class A (Diversified Financial Services)	286	44,785
Boston Properties, Inc. (REIT)	1,144	116,837
Brandywine Realty Trust (REIT)	858	24,522
BRE Properties, Inc.—Class A (REIT)	572	33,914
Brookfield Properties Corp.ADR (Real Estate)	2,288	55,621
Brown & Brown, Inc. (Insurance)	1,144	28,760
Camden Property Trust (REIT)	572	38,307
Capital One Financial Corp. (Diversified Financial Services)	4,290	336,508
CapitalSource, Inc. (Diversified Financial Services)	1,430	35,164
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	2,002	73,073
CBL & Associates Properties, Inc. (REIT)	572	20,621
CBOT Holdings, Inc.—Class A* (Diversified Financial Services)	286	59,088
Chicago Mercantile Exchange (Diversified Financial Services)	286	152,827
Chubb Corp. (Insurance)	4,290	232,261
Cincinnati Financial Corp. (Insurance)	1,716	74,474
CIT Group, Inc. (Diversified Financial Services)	2,002	109,770
Citigroup, Inc. (Diversified Financial Services)	52,052	2,669,747
City National Corp. (Banks)	286	21,762
Colonial Properties Trust (REIT)	572	20,849
Comerica, Inc. (Banks)	1,716	102,051
Commerce Bancorp, Inc. (Banks)	2,002	74,054
Commerce Bancshares, Inc. (Banks)	858	38,867
Compass Bancshares, Inc. (Banks)	1,430	98,641
Conseco, Inc.* (Insurance)	1,716	35,847
Countrywide Credit Industries, Inc. (Diversified Financial Services)	6,292	228,714
Crescent Real Estate Equities Co. (REIT)	1,144	25,671
Cullen/Frost Bankers, Inc. (Banks)	572	30,585
Developers Diversified Realty Corp. (REIT)	1,430	75,375
Digital Realty Trust, Inc. (REIT)	572	21,553
Douglas Emmett, Inc. (REIT)	1,144	28,303
Duke-Weeks Realty Corp. (REIT)	1,430	51,008
E* TRADE Financial Corp.* (Diversified Financial Services)	4,576	101,084
East West Bancorp, Inc. (Banks)	572	22,239
Eaton Vance Corp. (Diversified Financial Services)	1,430	63,177
Edwards (A.G.), Inc. (Diversified Financial Services)	858	72,544
Endurance Specialty Holdings, Ltd.ADR (Insurance)	572	22,903
Equifax, Inc. (Commercial Services)	1,716	76,225
Equity Residential Properties Trust (REIT)	3,146	143,552
Erie Indemnity Co.—Class A (Insurance)	572	30,911
Essex Property Trust, Inc. (REIT)	286	33,262
Everest Re Group, Ltd.ADR (Insurance)	572	62,142

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Financials (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Fannie Mae (Diversified Financial Services)	10,010	$653,953
Federal Realty Investment Trust (REIT)	572	44,193
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,144	43,850
Fidelity National Title Group, Inc.—Class A (Insurance)	2,288	54,226
Fifth Third Bancorp (Banks)	4,862	193,362
First American Financial Corp. (Insurance)	858	42,471
First Horizon National Corp. (Banks)	1,430	55,770
Forest City Enterprises, Inc.—Class A (Real Estate)	572	35,167
Franklin Resources, Inc. (Diversified Financial Services)	1,716	227,318
Freddie Mac (Diversified Financial Services)	6,864	416,645
Fulton Financial Corp. (Banks)	1,716	24,745
General Growth Properties, Inc. (REIT)	2,288	121,150
Genworth Financial, Inc.—Class A (Diversified Financial Services)	4,576	157,414
Hanover Insurance Group, Inc. (Insurance)	572	27,908
Hartford Financial Services Group, Inc. (Insurance)	3,432	338,086
HCC Insurance Holdings, Inc. (Insurance)	1,144	38,221
Health Care Property Investors, Inc. (REIT)	2,288	66,192
Health Care REIT, Inc. (REIT)	858	34,629
Highwoods Properties, Inc. (REIT)	572	21,450
Hospitality Properties Trust (REIT)	858	35,598
Host Marriott Corp. (REIT)	5,434	125,634
HRPT Properties Trust (REIT)	2,288	23,795
Hudson City Bancorp, Inc. (Savings & Loans)	5,434	66,403
Huntington Bancshares, Inc. (Banks)	3,432	78,044
IndyMac Bancorp, Inc. (Diversified Financial Services)	858	25,028
IntercontinentalExchange, Inc.* (Diversified Financial Services)	572	84,570
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	286	18,690
Investors Financial Services Corp. (Banks)	572	35,275
IPC Holdings, Ltd.ADR (Insurance)	572	18,470
iStar Financial, Inc. (REIT)	1,430	63,392
J.P. Morgan Chase & Co. (Diversified Financial Services)	35,750	1,732,087
Janus Capital Group, Inc. (Diversified Financial Services)	2,002	55,736
Jefferies Group, Inc. (Diversified Financial Services)	1,144	30,865
Jones Lang LaSalle, Inc. (Real Estate)	286	32,461
KeyCorp (Banks)	4,004	137,457
Kilroy Realty Corp. (REIT)	286	20,260
Kimco Realty Corp. (REIT)	2,288	87,104
Lazard, Ltd.—Class AADR (Diversified Financial Services)	572	25,757
Legg Mason, Inc. (Diversified Financial Services)	1,430	140,683
Liberty Property Trust (REIT)	858	37,692
Lincoln National Corp. (Insurance)	2,860	202,917
Loews Corp. (Insurance)	4,862	247,865
M&T Bank Corp. (Banks)	858	91,720
Mack-Cali Realty Corp. (REIT)	572	24,876
Marsh & McLennan Cos., Inc. (Insurance)	5,720	176,634
Marshall & Ilsley Corp. (Banks)	2,574	122,600
MasterCard, Inc.—Class A (Software)	572	94,878
MBIA, Inc. (Insurance)	1,430	88,975
Mellon Financial Corp. (Banks)	4,290	188,760
Merrill Lynch & Co., Inc. (Diversified Financial Services)	8,580	717,116
MetLife, Inc. (Insurance)	4,862	313,502
MGIC Investment Corp. (Insurance)	858	48,786
Moneygram International, Inc. (Software)	858	23,981
Moody’s Corp. (Commercial Services)	2,574	160,103
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	10,010	839,639
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,144	33,988
National City Corp. (Banks)	5,720	190,590
Nationwide Financial Services (Insurance)	572	36,162
Nationwide Health Properties, Inc. (REIT)	858	23,338
New York Community Bancorp (Savings & Loans)	2,860	48,677
Northern Trust Corp. (Banks)	2,002	128,608
Nuveen Investments—Class A (Diversified Financial Services)	858	53,325
NYSE Euronext (Diversified Financial Services)	2,002	147,387
Ohio Casualty Corp. (Insurance)	572	24,773
Old Republic International Corp. (Insurance)	2,288	48,643
PartnerRe, Ltd.ADR (Insurance)	572	44,330
People’s United Financial, Inc. (Banks)	1,430	25,354
Philadelphia Consolidated Holding Corp.* (Insurance)	572	23,910
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	572	19,877
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,716	71,489
PMI Group, Inc. (Insurance)	858	38,327
PNC Financial Services Group (Banks)	3,718	266,134
Popular, Inc. (Banks)	2,574	41,364
Post Properties, Inc. (REIT)	572	29,818
Principal Financial Group, Inc. (Insurance)	2,860	166,709
Progressive Corp. (Insurance)	7,150	171,099
Prologis (REIT)	2,574	146,461
Protective Life Corp. (Insurance)	572	27,347
Prudential Financial, Inc. (Insurance)	4,862	472,732
Public Storage, Inc. (REIT)	1,430	109,853
Radian Group, Inc. (Insurance)	858	46,332
Raymond James Financial Corp. (Diversified Financial Services)	1,144	35,350
Rayonier, Inc. (Forest Products & Paper)	858	38,730
Realty Income Corp. (REIT)	1,144	28,817
Regency Centers Corp. (REIT)	858	60,489
Regions Financial Corp. (Banks)	7,436	246,132
RenaissanceRe HoldingsADR (Insurance)	572	35,458
SAFECO Corp. (Insurance)	1,144	71,225
Schwab (Diversified Financial Services)	10,868	223,011
SEI Investments Co. (Software)	1,716	49,833
Simon Property Group, Inc. (REIT)	2,288	212,876
SL Green Realty Corp. (REIT)	572	70,865
SLM Corp. (Diversified Financial Services)	4,290	247,018
Sovereign Bancorp, Inc. (Savings & Loans)	3,432	72,552
St. Joe Co. (Real Estate)	858	39,760
StanCorp Financial Group, Inc. (Insurance)	572	30,019
State Street Corp. (Banks)	3,432	234,749
SunTrust Banks, Inc. (Banks)	3,718	318,781
Synovus Financial Corp. (Banks)	2,860	87,802
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,860	148,405
Taubman Centers, Inc. (REIT)	572	28,377
TCF Financial Corp. (Banks)	1,430	39,754
TD Ameritrade Holding Corp.* (Diversified Financial Services)	2,574	51,480
The Colonial BancGroup, Inc. (Banks)	1,716	42,849
The Commerce Group, Inc. (Insurance)	572	19,860
The First Marblehead Corp. (Diversified Financial Services)	572	22,102
The Goldman Sachs Group, Inc. (Diversified Financial Services)	4,004	867,867
The Macerich Co. (REIT)	858	70,716
The Travelers Companies, Inc. (Insurance)	6,864	367,224
Thornburg Mortgage Asset Corp. (REIT)	1,144	29,950
Torchmark Corp. (Insurance)	858	57,486

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Financials (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

U.S. Bancorp (Banks)	18,304	$603,117
UDR, Inc. (REIT)	1,430	37,609
UnionBanCal Corp. (Banks)	572	34,148
Unitrin, Inc. (Insurance)	572	28,131
UnumProvident Corp. (Insurance)	3,718	97,077
Valley National Bancorp (Banks)	1,144	25,729
Ventas, Inc. (REIT)	1,430	51,837
Vornado Realty Trust (REIT)	1,430	157,071
W.R. Berkley Corp. (Insurance)	2,002	65,145
Wachovia Corp. (Banks)	20,020	1,026,025
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	858	22,317
Washington Federal, Inc. (Savings & Loans)	858	20,858
Washington Mutual, Inc. (Savings & Loans)	9,152	390,241
Webster Financial Corp. (Banks)	572	24,407
Weingarten Realty Investors (REIT)	858	35,264
Wells Fargo & Co. (Banks)	32,890	1,156,741
Willis Group Holdings, Ltd.ADR (Insurance)	1,144	50,405
Wilmington Trust Corp. (Banks)	572	23,744
XL Capital, Ltd.—Class A (Insurance)	1,716	144,642
Zions Bancorp (Banks)	1,144	87,985

TOTAL COMMON STOCKS
(Cost $21,786,181)		32,244,338

TOTAL INVESTMENT SECURITIES		32,244,338
(Cost $21,786,181)—100.4%
Net other assets (liabilities)—(0.4)%		(143,900)

NET ASSETS—100.0%		$32,100,438

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Banks	27.6%
Commercial Services	0.7%
Diversified Financial Services	37.2%
Forest Products & Paper	0.3%
Insurance	22.2%
REIT	9.2%
Real Estate	0.7%
Savings & Loans	1.9%
Software	0.6%
Other**	(0.4)%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Financials (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $21,786,181)	$32,244,338
Dividends and interest receivable	40,307
Receivable for capital shares issued	5,226
Receivable for investments sold	31,871
Prepaid expenses	489

Total Assets	32,322,231

Liabilities:
Cash overdraft	136,431
Payable for investments purchased	26,015
Payable for capital shares redeemed	350
Advisory fees payable	22,256
Management services fees payable	2,967
Administration fees payable	897
Administrative services fees payable	9,965
Distribution fees payable	9,383
Trustee fees payable	9
Transfer agency fees payable	2,176
Fund accounting fees payable	1,410
Compliance services fees payable	278
Other accrued expenses	9,656

Total Liabilities	221,793

Net Assets	$32,100,438

Net Assets consist of:
Capital	$26,314,498
Accumulated net investment income (loss)	555,305
Accumulated net realized gains (losses) on investments	(5,227,522)
Net unrealized appreciation (depreciation) on investments	10,458,157

Net Assets	$32,100,438

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	802,145

Net Asset Value (offering and redemption price per share)	$40.02

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$551,778
Interest	1,158

Total Investment Income	552,936

Expenses:
Advisory fees	159,688
Management services fees	31,938
Administration fees	5,783
Transfer agency fees	5,508
Administrative services fees	67,870
Distribution fees	53,229
Custody fees	12,100
Fund accounting fees	8,073
Trustee fees	283
Compliance services fees	358
Other fees	12,872

Total Gross Expenses before reductions	357,702
Less Expenses reduced by the Advisor	(10,646)

Total Net Expenses	347,056

Net Investment Income (Loss)	205,880

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,039,172
Change in net unrealized appreciation/depreciation on investments	(1,771,291)

Net Realized and Unrealized Gains (Losses) on Investments	(732,119)

Change in Net Assets Resulting from Operations	$(526,239)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Financials

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations :
Net investment income (loss)	$205,880	$349,425
Net realized gains (losses) on investments	1,039,172	(44,782)
Change in net unrealized appreciation/depreciation on investments	(1,771,291)	5,184,077

Change in net assets resulting from operations	(526,239)	5,488,720

Distributions to Shareholders From:
Net investment income	—	(196,539)

Change in net assets resulting from distributions	—	(196,539)

Capital Transactions:
Proceeds from shares issued	33,708,727	117,432,507
Dividends reinvested	—	196,539
Value of shares redeemed	(50,692,085)	(109,235,218)

Change in net assets resulting from capital transactions	(16,983,358)	8,393,828

Change in net assets	(17,509,597)	13,686,009
Net Assets:
Beginning of period	49,610,035	35,924,026

End of period	$32,100,438	$49,610,035

Accumulated net investment income (loss)	$555,305	$349,425

Share Transactions:
Issued	826,346	3,141,286
Reinvested	—	5,213
Redeemed	(1,244,918)	(2,957,018)

Change in shares	(418,572)	189,481

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Financials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002

Net Asset Value, Beginning of Period	$40.64		$34.84	$33.80	$30.72	$23.85	$28.02

Investment Activities:
Net investment income (loss)(a)	0.20		0.34	0.27	0.20	0.11	0.06
Net realized and unrealized gains (losses) on investments	(0.82)		5.69	1.06	2.97	6.80	(4.23)

Total income (loss) from investment activities	(0.62)		6.03	1.33	3.17	6.91	(4.17)

Distributions to Shareholders From:
Net investment income	—		(0.23)	(0.29)	(0.09)	(0.04)	—

Net Asset Value, End of Period	$40.02		$40.64	$34.84	$33.80	$30.72	$23.85

Total Return	(1.53	)%(b)	17.35%	3.98%	10.34%	28.99%	(14.88)%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.76%	1.92%	1.92%	2.07%	2.14%
Net expenses(c)	1.63%		1.68%	1.92%	1.92%	1.98%	1.98%
Net investment income (loss)(c)	0.97%		0.90%	0.80%	0.63%	0.42%	0.22%

Supplemental Data:
Net assets, end of period (000’s)	$32,100		$49,610	$35,924	$30,767	$21,024	$11,898
Portfolio turnover rate(d)	70	%(b)	247%	316%	595%	726%	1,341%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Health Care

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Health Care seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Pfizer, Inc.	10.1%
Johnson & Johnson	10.0%
Merck & Co., Inc.	6.1%
Abbott Laboratories	4.6%
Wyeth	4.3%

Dow Jones U.S. Health Care Index - Composition
% of Index

Pharmaceuticals and Biotechnology	62%
Health Care Equipment and Services	38%

PROFUNDS VP ProFund VP Health Care (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (100.1%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	53,144	$2,845,861
Abraxis Bioscience, Inc.* (Pharmaceuticals)	584	12,982
Adams Respiratory Therapeutics, Inc.* (Pharmaceuticals)	1,168	46,008
Advanced Medical Optics, Inc.* (Healthcare-Products)	2,336	81,480
Aetna, Inc. (Healthcare-Services)	17,520	865,488
Affymetrix, Inc.* (Biotechnology)	2,336	58,143
Alcon, Inc.ADR (Healthcare-Products)	2,920	393,937
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,168	52,630
Alkermes, Inc.* (Pharmaceuticals)	3,504	51,158
Allergan, Inc. (Pharmaceuticals)	10,512	605,912
Alpharma, Inc.—Class A (Pharmaceuticals)	1,752	45,570
American Medical Systems Holdings, Inc.* (Healthcare-Products)	2,336	42,141
AMERIGROUP Corp.* (Healthcare-Services)	1,752	41,698
Amgen, Inc.* (Biotechnology)	40,296	2,227,966
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	4,088	168,262
Applera Corp. (Electronics)	6,424	196,189
Applera Corp.—Celera Genomics Group* (Biotechnology)	2,920	36,208
Apria Healthcare Group, Inc.* (Healthcare-Services)	1,752	50,405
ArthroCare Corp.* (Healthcare-Products)	1,168	51,287
Bard (C.R.), Inc. (Healthcare-Products)	3,504	289,536
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	3,504	176,006
Bausch & Lomb, Inc. (Healthcare-Products)	1,752	121,659
Baxter International, Inc. (Healthcare-Products)	22,192	1,250,297
Beckman Coulter, Inc. (Healthcare-Products)	2,336	151,092
Becton, Dickinson & Co. (Healthcare-Products)	8,176	609,112
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	584	44,133
Biogen Idec, Inc.* (Biotechnology)	11,680	624,880
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	3,504	62,862
Biomet, Inc. (Healthcare-Products)	7,592	347,106
Biosite Diagnostics, Inc.* (Healthcare-Products)	613	56,702
Boston Scientific Corp.* (Healthcare-Products)	47,304	725,643
Bristol-Myers Squibb Co. (Pharmaceuticals)	67,744	2,138,001
Brookdale Senior Living, Inc. (Healthcare-Services)	1,752	79,839
Celgene Corp.* (Biotechnology)	12,848	736,576
Centene Corp.* (Healthcare-Services)	1,752	37,528
Cephalon, Inc.* (Pharmaceuticals)	2,336	187,791
Charles River Laboratories International, Inc.* (Biotechnology)	2,336	120,584
CIGNA Corp. (Insurance)	9,928	518,440
Community Health Systems, Inc.* (Healthcare-Services)	3,504	141,737
Cooper Cos., Inc. (Healthcare-Products)	1,752	93,417
Covance, Inc.* (Healthcare-Services)	2,336	160,156
Coventry Health Care, Inc.* (Healthcare-Services)	5,256	303,008
Covidien, Ltd.ADR* (Healthcare-Products)	16,936	729,942
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,752	34,532
CV Therapeutics, Inc.* (Pharmaceuticals)	1,752	23,144
Cyberonics, Inc.* (Healthcare-Products)	584	9,823
CYTYC Corp.* (Healthcare-Products)	4,088	176,234
Dade Behring Holdings, Inc. (Healthcare-Products)	2,920	155,110
Datascope Corp. (Healthcare-Products)	584	22,356
DaVita, Inc.* (Healthcare-Services)	3,504	188,796
DENTSPLY International, Inc. (Healthcare-Products)	4,672	178,751
Edwards Lifesciences Corp.* (Healthcare-Products)	1,752	86,444
Eli Lilly & Co. (Pharmaceuticals)	33,288	1,860,133
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	4,672	159,923
Enzo Biochem, Inc.* (Biotechnology)	1,168	17,462
Enzon Pharmaceuticals, Inc.* (Biotechnology)	1,752	13,753
Express Scripts, Inc.* (Pharmaceuticals)	8,176	408,882
Forest Laboratories, Inc.* (Pharmaceuticals)	11,096	506,532
Gen-Probe, Inc.* (Healthcare-Products)	1,752	105,856
Genentech, Inc.* (Biotechnology)	15,768	1,193,007
Genzyme Corp.* (Biotechnology)	8,760	564,144
Gilead Sciences, Inc.* (Pharmaceuticals)	31,536	1,222,651
Haemonetics Corp.* (Healthcare-Products)	1,168	61,448
Health Management Associates, Inc.—Class A (Healthcare-Services)	8,176	92,879
Health Net, Inc.* (Healthcare-Services)	4,088	215,846
HEALTHSOUTH Corp.* (Healthcare-Services)	2,920	52,881
Healthways, Inc.* (Healthcare-Services)	1,168	55,328
Henry Schein, Inc.* (Healthcare-Products)	2,920	156,016
Hillenbrand Industries, Inc. (Healthcare-Products)	1,752	113,880
Hologic, Inc.* (Healthcare-Products)	1,752	96,903
Hospira, Inc.* (Pharmaceuticals)	5,256	205,194
Human Genome Sciences, Inc.* (Biotechnology)	4,672	41,674
Humana, Inc.* (Healthcare-Services)	5,840	355,714
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,168	110,528
Illumina, Inc.* (Biotechnology)	1,752	71,114
ImClone Systems, Inc.* (Pharmaceuticals)	2,336	82,601
Immucor, Inc.* (Healthcare-Products)	2,336	65,338

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Health Care (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Incyte Genomics, Inc.* (Biotechnology)	2,920	$17,520
InterMune, Inc.* (Biotechnology)	1,168	30,298
Intuitive Surgical, Inc.* (Healthcare-Products)	1,168	162,083
Invacare Corp. (Healthcare-Products)	1,168	21,409
Inverness Medical Innovations, Inc.* (Healthcare-Products)	1,168	59,591
Invitrogen Corp.* (Biotechnology)	1,752	129,210
Johnson & Johnson (Healthcare-Products)	99,864	6,153,620
Kinetic Concepts, Inc.* (Healthcare-Products)	1,752	91,051
King Pharmaceuticals, Inc.* (Pharmaceuticals)	8,176	167,281
Kyphon, Inc.* (Healthcare-Products)	1,752	84,359
Laboratory Corp.* (Healthcare-Services)	4,088	319,927
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,752	67,767
Lincare Holdings, Inc.* (Healthcare-Services)	2,920	116,362
Magellan Health Services, Inc.* (Healthcare-Services)	1,168	54,277
Manor Care, Inc. (Healthcare-Services)	2,336	152,517
Medarex, Inc.* (Pharmaceuticals)	4,088	58,418
Medco Health Solutions, Inc.* (Pharmaceuticals)	9,928	774,285
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,752	53,506
Medtronic, Inc. (Healthcare-Products)	39,712	2,059,464
Mentor Corp. (Healthcare-Products)	1,752	71,271
Merck & Co., Inc. (Pharmaceuticals)	75,336	3,751,733
MGI Pharma, Inc.* (Pharmaceuticals)	2,920	65,320
Millennium Pharmaceuticals, Inc.* (Biotechnology)	11,096	117,285
Millipore Corp.* (Biotechnology)	1,752	131,558
Mylan Laboratories, Inc. (Pharmaceuticals)	8,176	148,721
Myriad Genetics, Inc.* (Biotechnology)	1,752	65,157
Nabi Biopharmaceuticals* (Pharmaceuticals)	2,336	10,746
Nektar Therapeutics* (Biotechnology)	2,920	27,711
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	1,168	13,117
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	584	13,695
Odyssey Healthcare, Inc.* (Healthcare-Services)	1,168	13,852
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,752	47,129
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,752	63,440
Owens & Minor, Inc. (Distribution/Wholesale)	1,168	40,810
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,168	32,973
PAREXEL International Corp.* (Commercial Services)	1,168	49,126
Patterson Cos., Inc.* (Healthcare-Products)	4,672	174,125
PDL BioPharma, Inc.* (Biotechnology)	4,088	95,250
Pediatrix Medical Group, Inc.* (Healthcare-Services)	1,752	96,623
Perrigo Co. (Pharmaceuticals)	2,920	57,174
Pfizer, Inc. (Pharmaceuticals)	244,696	6,256,877
Pharmaceutical Product Development, Inc. (Commercial Services)	3,504	134,098
PolyMedica Corp. (Healthcare-Products)	584	23,856
PSS World Medical, Inc.* (Healthcare-Products)	2,336	42,562
Psychiatric Solutions, Inc.* (Healthcare-Services)	1,752	63,528
Quest Diagnostics, Inc. (Healthcare-Services)	5,256	271,472
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,336	41,861
ResMed, Inc.* (Healthcare-Products)	2,920	120,479
Respironics, Inc.* (Healthcare-Products)	2,336	99,490
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,752	21,760
Schering-Plough Corp. (Pharmaceuticals)	50,808	1,546,595
Sepracor, Inc.* (Pharmaceuticals)	3,504	143,734
Sierra Health Services, Inc.* (Healthcare-Services)	1,752	72,848
St. Jude Medical, Inc.* (Healthcare-Products)	11,680	484,603
STERIS Corp. (Healthcare-Products)	2,336	71,482
Stryker Corp. (Healthcare-Products)	9,928	626,358
Sunrise Assisted Living, Inc.* (Healthcare-Services)	1,752	70,062
Techne Corp.* (Healthcare-Products)	1,168	66,821
Tenet Healthcare Corp.* (Healthcare-Services)	16,352	106,452
The Medicines Co.* (Pharmaceuticals)	1,752	30,870
Theravance, Inc.* (Pharmaceuticals)	1,752	56,064
Thermo Electron Corp.* (Electronics)	14,600	755,112
Triad Hospitals, Inc.* (Healthcare-Services)	2,920	156,979
United Therapeutics Corp.* (Pharmaceuticals)	584	37,236
UnitedHealth Group, Inc. (Healthcare-Services)	46,720	2,389,261
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,752	107,748
Valeant Pharmaceuticals International (Pharmaceuticals)	3,504	58,482
Varian Medical Systems, Inc.* (Healthcare-Products)	4,672	198,607
Varian, Inc.* (Electronics)	1,168	64,041
Ventana Medical Systems, Inc.* (Healthcare-Products)	1,168	90,251
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,672	133,432
Waters Corp.* (Electronics)	3,504	207,997
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	3,504	113,985
WellCare Health Plans, Inc.* (Healthcare-Services)	1,168	105,716
WellPoint, Inc.* (Healthcare-Services)	21,608	1,724,967
Wyeth (Pharmaceuticals)	46,136	2,645,438
Zimmer Holdings, Inc.* (Healthcare-Products)	8,176	694,061

TOTAL COMMON STOCKS
(Cost $46,069,365)		61,779,195

TOTAL INVESTMENT SECURITIES
(Cost $46,069,365)—100.1%		61,779,195
Net other assets (liabilities)—(0.1)%		(83,341)

NET ASSETS—100.0%		$61,695,854

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Health Care invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Biotechnology	10.6%
Commercial Services	0.3%
Distribution/Wholesale	0.1%
Electronics	1.9%
Healthcare-Products	28.5%
Healthcare-Services	13.9%
Insurance	0.8%
Pharmaceuticals	44.0%
Other**	(0.1)%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Health Care (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $46,069,365)	$61,779,195
Cash	4,779
Dividends and interest receivable	39,470
Receivable for investments sold	3,115,575
Prepaid expenses	774

Total Assets	64,939,793

Liabilities:
Payable for investments purchased	766,366
Payable for capital shares redeemed	2,366,932
Advisory fees payable	43,001
Management services fees payable	5,733
Administration fees payable	1,734
Administrative services fees payable	19,430
Distribution fees payable	16,235
Trustee fees payable	17
Transfer agency fees payable	4,144
Fund accounting fees payable	2,592
Compliance services fees payable	506
Other accrued expenses	17,249

Total Liabilities	3,243,939

Net Assets	$61,695,854

Net Assets consist of:
Capital	$58,644,048
Accumulated net investment income (loss)	172,002
Accumulated net realized gains (losses) on investments	(12,830,026)
Net unrealized appreciation (depreciation) on investments	15,709,830

Net Assets	$61,695,854

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,992,655

Net Asset Value (offering and redemption price per share)	$30.96

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$754,112
Interest	2,754

Total Investment Income	756,866

Expenses:
Advisory fees	269,109
Management services fees	53,822
Administration fees	10,721
Transfer agency fees	9,673
Administrative services fees	119,637
Distribution fees	89,703
Custody fees	13,082
Fund accounting fees	13,621
Trustee fees	483
Compliance services fees	667
Other fees	22,287

Total Gross Expenses before reductions	602,805
Less Expenses reduced by the Advisor	(17,941)

Total Net Expenses	584,864

Net Investment Income (Loss)	172,002

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	188,464
Change in net unrealized appreciation/depreciation on investments	2,970,751

Net Realized and Unrealized Gains (Losses) on Investments.	3,159,215

Change in Net Assets Resulting from Operations	$3,331,217

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Health Care

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$172,002	$(136,205)
Net realized gains (losses) on investments	188,464	978,919
Change in net unrealized appreciation/depreciation on investments	2,970,751	2,391,395

Change in net assets resulting from operations	3,331,217	3,234,109

Capital Transactions:
Proceeds from shares issued	74,572,434	78,539,238
Value of shares redeemed	(83,495,984)	(71,792,596)

Change in net assets resulting from capital transactions	(8,923,550)	6,746,642

Change in net assets	(5,592,333)	9,980,751
Net Assets:
Beginning of period	67,288,187	57,307,436

End of period	$61,695,854	$67,288,187

Accumulated net investment income (loss)	$172,002	$—

Share Transactions:
Issued	2,408,991	2,779,584
Redeemed	(2,699,203)	(2,542,908)

Change in shares	(290,212)	236,676

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Health Care

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002

Net Asset Value, Beginning of Period	$29.48		$28.01	$26.42	$25.81	$21.98	$28.43

Investment Activities:
Net investment income (loss)(a)	0.07		(0.08)	(0.15)	(0.13)	(0.15)	(0.13)
Net realized and unrealized gains (losses) on investments	1.41		1.55	1.74	0.74	3.98	(6.32)

Total income (loss) from investment activities	1.48		1.47	1.59	0.61	3.83	(6.45)

Net Asset Value, End of Period	$30.96		$29.48	$28.01	$26.42	$25.81	$21.98

Total Return	5.02	% (b)	5.25%	6.02%	2.36%	17.42%	(22.69)%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.76%	1.89%	1.91%	2.04%	2.14%
Net expenses(c)	1.63%		1.72%	1.89%	1.91%	1.97%	1.98%
Net investment income (loss)(c)	0.48%		(0.29)%	(0.57)%	(0.51)%	(0.63)%	(0.54)%
Supplemental Data:
Net assets, end of period (000’s)	$61,696		$67,288	$57,307	$40,017	$25,286	$14,622
Portfolio turnover rate(d)	90	%(b)	123%	310%	464%	877%	897%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Industrials

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Industrials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	102%

Total Exposure	102%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

General Electric Co.	19.2%
Boeing Co.	3.3%
Tyco International, Ltd.	3.2%
United Technologies Corp.	3.2%
3M Co.	2.8%

Dow Jones U.S. Industrials Index - Composition
% of Index

General Industrials	29%
Aerospace and Defense	16%
Support Services	15%
Electronic & Electrical Equipment	11%
Industrial Engineering	11%
Industrial Transportation	11%
Construction and Materials	7%

PROFUNDS VP ProFund VP Industrials (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (102.2%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	13,490	$1,170,797
Accenture, Ltd.—Class AADR (Commercial Services)	12,070	517,682
Actuant Corp.—Class A (Miscellaneous Manufacturing)	710	44,773
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,065	64,198
Acxiom Corp. (Software)	1,420	37,559
Affiliated Computer Services, Inc.—Class A* (Computers)	1,775	100,678
AGCO Corp.* (Machinery-Diversified)	1,775	77,053
Agilent Technologies, Inc.* (Electronics)	8,520	327,509
Alexander & Baldwin, Inc. (Transportation)	710	37,708
Alliance Data Systems Corp.* (Commercial Services)	1,420	109,738
Alliant Techsystems, Inc.* (Aerospace/Defense)	710	70,397
Allied Waste Industries, Inc.* (Environmental Control)	6,035	81,231
American Commercial Lines, Inc.* (Transportation)	1,065	27,743
American Standard Cos. (Building Materials)	3,550	209,379
Ametek, Inc. (Electrical Components & Equipment)	2,130	84,518
Amphenol Corp.—Class A (Electronics)	3,550	126,557
Anixter International, Inc.* (Telecommunications)	710	53,399
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,420	50,495
Armor Holdings, Inc.* (Aerospace/Defense)	710	61,678
Arrow Electronics, Inc.* (Electronics)	2,485	95,499
Automatic Data Processing, Inc. (Software)	11,360	550,619
Avnet, Inc.* (Electronics)	3,195	126,650
Baldor Electric Co. (Hand/Machine Tools)	710	34,989
Ball Corp. (Packaging & Containers)	2,130	113,252
BE Aerospace, Inc.* (Aerospace/Defense)	1,775	73,307
BearingPoint, Inc.* (Commercial Services)	4,260	31,141
Belden, Inc. (Electrical Components & Equipment)	1,065	58,948
Bemis Co., Inc. (Packaging & Containers)	2,130	70,673
Benchmark Electronics, Inc.* (Electronics)	1,420	32,120
Boeing Co. (Aerospace/Defense)	14,555	1,399,609
Brady Corp.—Class A (Electronics)	1,065	39,554
Broadridge Financial Solutions, Inc. (Software)	2,840	54,301
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	710	50,254
Burlington Northern Santa Fe Corp. (Transportation)	7,455	634,719
C.H. Robinson Worldwide, Inc. (Transportation)	3,550	186,446
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,420	66,044
Caterpillar, Inc. (Machinery-Construction & Mining)	13,135	1,028,470
Ceradyne, Inc.* (Miscellaneous Manufacturing)	355	26,256
Ceridian Corp.* (Computers)	2,840	99,400
CheckFree Corp.* (Internet)	1,420	57,084
Choicepoint, Inc.* (Commercial Services)	1,420	60,279
Cintas Corp. (Textiles)	2,840	111,981
Clarcor, Inc. (Miscellaneous Manufacturing)	1,065	39,863
Commscope, Inc.* (Telecommunications)	1,420	82,857
Con-way, Inc. (Transportation)	1,065	53,506
Convergys Corp.* (Commercial Services)	2,840	68,842
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	4,260	243,203
Corrections Corp. of America* (Commercial Services)	1,420	89,616
Covanta Holding Corp.* (Energy-Alternate Sources)	2,130	52,505
Crane Co. (Miscellaneous Manufacturing)	1,065	48,404
Crown Holdings, Inc.* (Packaging & Containers)	3,195	79,779
CSX Corp. (Transportation)	8,875	400,085
Cummins, Inc. (Machinery-Diversified)	1,775	179,648
Curtiss-Wright Corp. (Aerospace/Defense)	1,065	49,640
Danaher Corp. (Miscellaneous Manufacturing)	4,970	375,235
Deere & Co. (Machinery-Diversified)	4,615	557,215
Deluxe Corp. (Commercial Services)	1,065	43,250
Dionex Corp.* (Electronics)	355	25,201
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,420	50,481
Dover Corp. (Miscellaneous Manufacturing)	4,260	217,899
DRS Technologies, Inc. (Aerospace/Defense)	710	40,662
Eagle Materials, Inc.—Class A (Building Materials)	1,065	52,238
Eaton Corp. (Miscellaneous Manufacturing)	2,840	264,120
eFunds Corp.* (Software)	1,065	37,584
EGL, Inc.* (Transportation)	710	33,001
EMCOR Group, Inc.* (Engineering & Construction)	710	51,759
Emerson Electric Co. (Electrical Components & Equipment)	16,330	764,244
Expeditors International of Washington, Inc. (Transportation)	4,260	175,938
Fastenal Co. (Distribution/Wholesale)	2,840	118,882
FedEx Corp. (Transportation)	5,680	630,310
Fidelity National Information Services, Inc. (Software)	3,905	211,963
First Data Corp. (Software)	15,620	510,305
Fiserv, Inc.* (Software)	3,550	201,640
Flextronics International, Ltd.ADR* (Electronics)	12,425	134,190
FLIR Systems, Inc.* (Electronics)	1,420	65,675
Florida Rock Industries, Inc. (Building Materials)	1,065	71,887
Flowserve Corp. (Machinery-Diversified)	1,065	76,254
Fluor Corp. (Engineering & Construction)	1,775	197,682
Fortune Brands, Inc. (Household Products/Wares)	3,195	263,172

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Industrials (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Foster Wheeler, Ltd.ADR* (Engineering & Construction)	1,420	$151,926
FTI Consulting, Inc.* (Commercial Services)	710	27,001
Gardner Denver, Inc.* (Machinery-Diversified)	1,065	45,316
GATX Corp. (Trucking & Leasing)	1,065	52,451
General Cable Corp.* (Electrical Components & Equipment)	1,065	80,674
General Dynamics Corp. (Aerospace/Defense)	6,745	527,594
General Electric Co. (Miscellaneous Manufacturing)	211,225	8,085,693
Global Payments, Inc. (Software)	1,775	70,379
Goodrich Corp. (Aerospace/Defense)	2,485	148,007
Graco, Inc. (Machinery-Diversified)	1,420	57,198
GrafTech International, Ltd.* (Electrical Components & Equipment)	2,130	35,869
Granite Construction, Inc. (Engineering & Construction)	710	45,568
Harsco Corp. (Miscellaneous Manufacturing)	1,775	92,300
Hewitt Associates, Inc.* (Commercial Services)	2,130	68,160
Hexcel Corp.* (Aerospace/Defense Equipment)	1,775	37,399
Hlth Corp.* (Internet)	3,550	49,736
Honeywell International, Inc. (Miscellaneous Manufacturing)	14,555	819,155
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,065	57,744
IDEX Corp. (Machinery-Diversified)	1,775	68,409
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	9,940	538,649
IMS Health, Inc. (Software)	3,905	125,468
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	6,390	350,300
Iron Mountain, Inc.* (Commercial Services)	3,905	102,038
Itron, Inc.* (Electronics)	710	55,337
ITT Industries, Inc. (Miscellaneous Manufacturing)	3,550	242,394
J.B. Hunt Transport Services, Inc. (Transportation)	2,130	62,452
Jabil Circuit, Inc. (Electronics)	3,550	78,348
Jacobs Engineering Group, Inc.* (Engineering & Construction)	2,485	142,912
Joy Global, Inc. (Machinery-Construction & Mining)	2,130	124,243
Kansas City Southern Industries, Inc.* (Transportation)	1,420	53,307
Kaydon Corp. (Metal Fabricate/Hardware)	710	37,005
Kennametal, Inc. (Hand/Machine Tools)	710	58,241
Kirby Corp.* (Transportation)	1,065	40,885
L-3 Communications Holdings, Inc. (Aerospace/Defense)	2,485	242,014
Landstar System, Inc. (Transportation)	1,065	51,386
Lennox International, Inc. (Building Materials)	1,420	48,607
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	710	52,710
Lockheed Martin Corp. (Aerospace/Defense)	7,100	668,323
Louisiana-Pacific Corp. (Forest Products & Paper)	2,130	40,300
Manitowoc Co. (Machinery-Diversified)	1,420	114,140
Manpower, Inc. (Commercial Services)	1,775	163,726
Martin Marietta Materials (Building Materials)	710	115,034
Masco Corp. (Building Materials)	7,810	222,351
McDermott International, Inc.ADR* (Engineering & Construction)	2,130	177,046
MDU Resources Group, Inc. (Electric)	3,550	99,542
MeadWestvaco Corp. (Forest Products & Paper)	3,905	137,925
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	710	67,812
Molex, Inc. (Electrical Components & Equipment)	1,420	42,614
Molex, Inc.,—Class A (Electrical Components & Equipment)	1,420	37,701
Monster Worldwide, Inc.* (Internet)	2,485	102,133
Moog, Inc.—Class A* (Aerospace/Defense)	710	31,318
MPS Group, Inc.* (Commercial Services)	2,130	28,478
MSC Industrial Direct Co.—Class A (Retail)	1,065	58,575
Mueller Water Products, Inc.—Class B (Metal Fabricate/Hardware)	1,775	26,625
Nalco Holding Co. (Environmental Control)	2,840	77,958
National Instruments Corp. (Computers)	1,065	34,687
NeuStar, Inc.* (Telecommunications)	1,420	41,137
Nordson Corp. (Machinery-Diversified)	710	35,614
Norfolk Southern Corp. (Transportation)	8,520	447,896
Northrop Grumman Corp. (Aerospace/Defense)	6,390	497,589
Oshkosh Truck Corp. (Auto Manufacturers)	1,420	89,346
Overseas Shipholding Group, Inc. (Transportation)	710	57,794
Owens Corning, Inc.* (Building Materials)	1,775	59,693
Owens-Illinois, Inc.* (Packaging & Containers)	2,840	99,400
PACCAR, Inc. (Auto Manufacturers)	4,970	432,589
Packaging Corp. of America (Packaging & Containers)	1,775	44,925
Pactiv Corp.* (Packaging & Containers)	2,840	90,568
Pall Corp. (Miscellaneous Manufacturing)	2,485	114,285
Parker Hannifin Corp. (Miscellaneous Manufacturing)	2,485	243,306
Paychex, Inc. (Commercial Services)	6,745	263,864
Pentair, Inc. (Miscellaneous Manufacturing)	2,130	82,154
PerkinElmer, Inc. (Electronics)	2,485	64,759
PHH Corp.* (Commercial Services)	1,065	33,239
Precision Castparts Corp. (Metal Fabricate/Hardware)	2,840	344,662
Quanex Corp. (Metal Fabricate/Hardware)	710	34,577
Quanta Services, Inc.* (Commercial Services)	2,130	65,327
R.R. Donnelley & Sons Co. (Commercial Services)	4,615	200,799
Raytheon Co. (Aerospace/Defense)	9,230	497,405
Regal-Beloit Corp. (Hand/Machine Tools)	710	33,043
Republic Services, Inc. (Environmental Control)	3,550	108,772
Resources Connection, Inc.* (Commercial Services)	1,065	35,337
Robert Half International, Inc. (Commercial Services)	3,550	129,575
Rockwell Collins, Inc. (Aerospace/Defense)	3,550	250,772
Rockwell International Corp. (Machinery-Diversified)	2,840	197,210
Roper Industries, Inc. (Miscellaneous Manufacturing)	1,775	101,352
Ryder System, Inc. (Transportation)	1,420	76,396
Sanmina-SCI Corp.* (Electronics)	11,005	34,446
Sealed Air Corp. (Packaging & Containers)	3,195	99,109
Shaw Group, Inc.* (Engineering & Construction)	1,420	65,732
Sherwin-Williams Co. (Chemicals)	2,130	141,581
Smurfit-Stone Container Corp.* (Packaging & Containers)	5,325	70,876
Solectron Corp.* (Electronics)	18,460	67,933
Sonoco Products Co. (Packaging & Containers)	2,130	91,185
Spirit Aerosystems Holdings, Inc.—Class A* (Aerospace/Defense)	2,130	76,786
SPX Corp. (Miscellaneous Manufacturing)	1,065	93,518
Stericycle, Inc.* (Environmental Control)	1,775	78,916
SunPower Corp.—Class A* (Energy-Alternate Sources)	710	44,766
Teekay Shipping Corp.ADR (Transportation)	710	41,116
Tektronix, Inc. (Electronics)	1,775	59,889
Teledyne Technologies, Inc.* (Aerospace/Defense)	710	32,625
Teleflex, Inc. (Miscellaneous Manufacturing)	710	58,064
TeleTech Holdings, Inc.* (Commercial Services)	710	23,061
Temple-Inland, Inc. (Forest Products & Paper)	2,130	131,059
Terex Corp.* (Machinery-Construction & Mining)	2,130	173,169
Texas Industries, Inc. (Building Materials)	710	55,671
Textron, Inc. (Miscellaneous Manufacturing)	2,130	234,534
The Brink’s Co. (Miscellaneous Manufacturing)	710	43,942
The Corporate Executive Board Co. (Commercial Services)	710	46,086
The Genlyte Group, Inc.* (Building Materials)	355	27,882
Thomas & Betts Corp.* (Electronics)	1,065	61,770
Timken Co. (Metal Fabricate/Hardware)	1,420	51,276
Toro Co. (Housewares)	710	41,812
Trimble Navigation, Ltd.* (Electronics)	2,485	80,017
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,775	77,283

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Industrials (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	40,470	$1,367,481
Union Pacific Corp. (Transportation)	5,325	613,174
United Parcel Service, Inc.—Class B (Transportation)	13,845	1,010,685
United Rentals, Inc.* (Commercial Services)	1,420	46,207
United Stationers, Inc.* (Distribution/Wholesale)	710	47,314
United Technologies Corp. (Aerospace/Defense)	18,815	1,334,548
URS Corp.* (Engineering & Construction)	1,065	51,706
USG Corp.* (Building Materials)	1,775	87,046
UTI Worldwide, Inc.ADR (Transportation)	1,775	47,552
Vishay Intertechnology, Inc.* (Electronics)	3,550	56,161
VistaPrint, Ltd.ADR* (Commercial Services)	710	27,158
Vulcan Materials Co. (Building Materials)	1,775	203,308
W.W. Grainger, Inc. (Distribution/Wholesale)	1,420	132,131
Wabtec Corp. (Machinery-Diversified)	1,065	38,904
Walter Industries, Inc. (Holding Companies-Diversified)	1,065	30,842
Washington Group International, Inc.* (Engineering & Construction)	710	56,807
Waste Connections, Inc.* (Environmental Control)	1,420	42,941
Waste Management, Inc. (Environmental Control)	10,650	415,882
Watsco, Inc. (Distribution/Wholesale)	355	19,312
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	710	35,841
WESCO International, Inc.* (Distribution/Wholesale)	1,065	64,379
West Pharmaceutical Services, Inc. (Healthcare-Products)	710	33,477
Western Union Co. (Commercial Services)	15,620	325,365
YRC Worldwide, Inc.* (Transportation)	1,065	39,192
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	1,420	55,011

TOTAL COMMON STOCKS
(Cost $38,272,560)		43,046,498

TOTAL INVESTMENT SECURITIES
(Cost $38,272,560)—102.2%		43,046,498
Net other assets (liabilities)—(2.2)%		(921,142)

NET ASSETS—100.0%		$42,125,356

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Industrials invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Aerospace/Defense	14.4%
Aerospace/Defense Equipment	0.1%
Auto Manufacturers	1.2%
Building Materials	2.7%
Chemicals	0.3%
Commercial Services	6.3%
Computers	0.5%
Distribution/Wholesale	0.9%
Electric	0.2%
Electrical Components & Equipment	2.9%
Electronics	3.7%
Energy-Alternate Sources	0.2%
Engineering & Construction	2.2%
Environmental Control	2.0%
Forest Products & Paper	0.7%
Hand/Machine Tools	0.4%
Healthcare-Products	0.1%
Holding Companies-Diversified	0.1%
Household Products/Wares	0.6%
Housewares	0.1%
Internet	0.4%
Machinery-Construction & Mining	3.2%
Machinery-Diversified	3.6%
Metal Fabricate/Hardware	1.2%
Miscellaneous Manufacturing	36.1%
Packaging & Containers	1.8%
Retail	0.1%
Software	4.3%
Telecommunications	0.4%
Textiles	0.3%
Transportation	11.1%
Trucking & Leasing	0.1%
Other**	(2.2)%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Industrials (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $38,272,560)	$43,046,498
Dividends and interest receivable	79,338
Receivable for investments sold	34,983
Prepaid and other expenses	3,682

Total Assets	43,164,501

Liabilities:
Cash overdraft	122,369
Payable for capital shares redeemed	866,423
Advisory fees payable	23,759
Management services fees payable	3,168
Administration fees payable	959
Administrative services fees payable	11,087
Distribution fees payable	7,923
Trustee fees payable	7
Transfer agency fees payable	1,771
Fund accounting fees payable	1,508
Compliance services fees payable	171

Total Liabilities	1,039,145

Net Assets	$42,125,356

Net Assets consist of:
Capital	$38,505,324
Accumulated net investment income (loss)	25,261
Accumulated net realized gains (losses) on investments	(1,179,167)
Net unrealized appreciation (depreciation) on investments	4,773,938

Net Assets	$42,125,356

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	998,933

Net Asset Value (offering and redemption price per share)	$42.17

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$172,162
Interest	879

Total Investment Income	173,041

Expenses:
Advisory fees	67,997
Management services fees	13,599
Administration fees	4,680
Transfer agency fees	1,501
Administrative services fees	31,741
Distribution fees	22,666
Custody fees	4,710
Fund accounting fees	2,285
Trustee fees	16
Compliance services fees	130
Other fees	2,988

Total Gross Expenses before reductions	152,313
Less Expenses reduced by the Advisor	(4,533)

Total Net Expenses	147,780

Net Investment Income (Loss)	25,261

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(67,262)
Change in net unrealized appreciation/depreciation on investments	1,781,322

Net Realized and Unrealized Gains (Losses) on Investments	1,714,060

Change in Net Assets Resulting from Operations	$1,739,321

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Industrials
Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$25,261	$(22,400)
Net realized gains (losses) on investments	(67,262)	40,652
Change in net unrealized appreciation/depreciation on investments	1,781,322	1,032,347

Change in net assets resulting from operations	1,739,321	1,050,599

Capital Transactions:
Proceeds from shares issued	71,807,155	116,194,837
Value of shares redeemed	(41,002,132)	(117,765,096)

Change in net assets resulting from capital transactions	30,805,023	(1,570,259)

Change in net assets	32,544,344	(519,660)
Net Assets:
Beginning of period	9,581,012	10,100,672

End of period	$42,125,356	$9,581,012

Accumulated net investment income (loss)	$25,261	$—

Share Transactions:
Issued	1,765,753	3,248,002
Redeemed	(1,022,647)	(3,293,362)

Change in shares	743,106	(45,360)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Industrials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the	For the	For the	For the	For the period
	June 30, 2007		year ended	year ended	year ended	year ended	May 1, 2002 through
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002(a)

Net Asset Value, Beginning of Period	$37.45		$33.54	$33.09	$30.88	$24.05	$30.00

Investment Activities:
Net investment income (loss)(b)	0.06		(0.05)	(0.11)	(0.04)	(0.01)	(0.01)
Net realized and unrealized gains (losses) on investments	4.66		3.96	0.90	4.06	6.84	(5.94)

Total income (loss) from investment activities	4.72		3.91	0.79	4.02	6.83	(5.95)

Distributions to Shareholders From:
Net realized gains on investments	—		—	(0.34)	(1.81)	—	—

Net Asset Value, End of Period	$42.17		$37.45	$33.54	$33.09	$30.88	$24.05

Total Return	12.60	%(c)	11.66%	2.44%	13.22%	28.40%	(19.83	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.93%	2.17%	1.99%	2.25%	2.65%
Net expenses(d)	1.63%		1.77%	1.98%	1.98%	1.98%	1.98%
Net investment income (loss)(d)	0.28%		(0.14)%	(0.36)%	(0.14)%	(0.05)%	(0.08)%

Supplemental Data:
Net assets, end of period (000’s)	$42,125		$9,581	$10,101	$9,459	$11,751	$1,134
Portfolio turnover rate(e)	211	%(c)	753%	720%	1,159%	1,997%	906	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Internet seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Composite Internet Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Google, Inc.—Class A	10.5%
eBay, Inc.	10.4%
Yahoo!, Inc.	10.0%
Amazon.com, Inc.	9.7%
E* TRADE Financial Corp.	6.7%

Dow Jones Composite Internet Index - Composition

The Dow Jones Composite Internet Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Internet	June 30, 2007
(unaudited)

Common Stocks (99.2%)
	Shares	Value

Agile Software Corp.* (Internet)	5,460	$44,008
Akamai Technologies, Inc.* (Internet)	12,480	607,027
Allscripts Healthcare Solutions, Inc.* (Software)	5,070	129,184
Amazon.com, Inc.* (Internet)	18,460	1,262,849
aQuantive, Inc.* (Internet)	6,500	414,700
Ariba, Inc.* (Internet)	7,020	69,568
Audible, Inc.* (Internet)	1,820	18,346
Autobytel, Inc.* (Internet)	4,030	17,128
BEA Systems, Inc.* (Software)	35,880	491,197
Check Point Software Technologies, Ltd.ADR* (Internet)	14,950	341,009
CheckFree Corp.* (Internet)	6,760	271,752
CMGI, Inc.* (Internet)	42,510	82,894
CNET Networks, Inc.* (Internet)	12,740	104,341
Digital River, Inc.* (Internet)	3,770	170,592
E* TRADE Financial Corp.* (Diversified Financial Services)	39,390	870,125
EarthLink, Inc.* (Internet)	11,310	84,486
eBay, Inc.* (Internet)	41,860	1,347,055
Google, Inc.—Class A* (Internet)	2,600	1,360,788
Hlth Corp.* (Internet)	15,600	218,556
IAC/InterActiveCorp* (Internet)	18,330	634,401
Infospace, Inc. (Internet)	2,990	69,398
Internap Network Services Corp.* (Internet)	4,420	63,736
Interwoven, Inc.* (Internet)	3,640	51,106
j2 Global Communications, Inc.* (Internet)	4,550	158,795
Jupitermedia Corp.* (Internet)	2,080	15,142
Monster Worldwide, Inc.* (Internet)	10,790	443,469
Priceline.com, Inc.* (Internet)	3,120	214,469
Quest Software, Inc.* (Software)	5,070	82,083
RealNetworks, Inc.* (Internet)	9,360	76,471
Sapient Corp.* (Internet)	7,540	58,284
SonicWALL, Inc.* (Internet)	5,980	51,368
TD Ameritrade Holding Corp.* (Diversified Financial Services)	22,230	444,600
Tibco Software, Inc.* (Internet)	19,110	172,945
United Online, Inc. (Internet)	6,110	100,754
ValueClick, Inc.* (Internet)	9,230	271,916
VeriSign, Inc.* (Internet)	20,020	635,235
Vignette Corp.* (Internet)	2,600	49,816
Websense, Inc.* (Internet)	4,160	88,400
Yahoo!, Inc.* (Internet)	47,970	1,301,426

TOTAL COMMON STOCKS (Cost $8,116,154)		12,889,419

TOTAL INVESTMENT SECURITIES (Cost $8,116,154)—99.2%		12,889,419
Net other assets (liabilities)—0.8%		104,580

NET ASSETS—100.0%		$12,993,999

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Internet invested, as a percentage of net assets, in the following industries, as of June 30, 2007.

Diversified Financial Services	10.1%
Internet	83.7%
Software	5.4%
Other**	0.8%

** Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $8,116,154)	$12,889,419
Receivable for investments sold	208,959
Prepaid and other expenses	155

Total Assets	13,098,533

Liabilities:
Cash overdraft	19,113
Payable for capital shares redeemed	71,953
Advisory fees payable	6,315
Management services fees payable	842
Administration fees payable	255
Administrative services fees payable	2,972
Distribution fees payable	2,131
Trustee fees payable	2
Transfer agency fees payable	492
Fund accounting fees payable	390
Compliance services fees payable	69

Total Liabilities	104,534

Net Assets	$12,993,999

Net Assets consist of:
Capital	$8,935,940
Accumulated net investment income (loss)	5,782
Accumulated net realized gains (losses) on investments	(720,988)
Net unrealized appreciation (depreciation) on investments	4,773,265

Net Assets	$12,993,999

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	232,105

Net Asset Value (offering and redemption price per share)	$55.98

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$12,280
Interest	632

Total Investment Income	12,912

Expenses:
Advisory fees	34,976
Management services fees	6,995
Administration fees	1,864
Transfer agency fees	989
Administrative services fees	16,312
Distribution fees	11,659
Custody fees	1,818
Fund accounting fees	1,419
Trustee fees	50
Compliance services fees	79
Other fees	2,187

Total Gross Expenses before reductions	78,348
Less Expenses reduced by the Advisor	(2,332)

Total Net Expenses	76,016

Net Investment Income (Loss)	(63,104)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	369,752
Change in net unrealized appreciation/depreciation on investments	506,685

Net Realized and Unrealized Gains (Losses) on Investments	876,437

Change in Net Assets Resulting from Operations	$813,333

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$(63,104)	$68,886
Net realized gains (losses) on investments	369,752	1,247,729
Change in net unrealized appreciation/depreciation on investments	506,685	(1,704,822)

Change in net assets resulting from operations	813,333	(388,207)

Distributions to Shareholders From:
Net realized gains on investments	—	(1,363,944)

Change in net assets resulting from distributions	—	(1,363,944)

Capital Transactions:
Proceeds from shares issued	27,753,765	41,157,707
Dividends reinvested	—	1,363,944
Value of shares redeemed	(24,847,691)	(56,832,883)

Change in net assets resulting from capital transactions	2,906,074	(14,311,232)

Change in net assets	3,719,407	(16,063,383)
Net Assets:
Beginning of period	9,274,592	25,337,975

End of period	$12,993,999	$9,274,592

Accumulated net investment income (loss)	$5,782	$68,886

Share Transactions:
Issued	527,466	756,460
Reinvested	—	29,516
Redeemed	(484,824)	(1,030,748)

Change in shares	42,642	(244,772)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 through December 31, 2002(a)

Net Asset Value, Beginning of Period	$48.95		$58.35	$54.32	$45.81	$25.99	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.35)		0.33	(0.98)	(0.93)	(0.75)	(0.35)
Net realized and unrealized
gains (losses) on investments	7.38		(0.11)	5.01	10.53	21.02	(3.66)

Total income (loss) from
investment activities	7.03		0.22	4.03	9.60	20.27	(4.01)

Distributions to Shareholders From:
Net realized gains on investments	—		(9.62)	—	(1.09)	(0.45)	—

Net Asset Value, End of Period	$55.98		$48.95	$58.35	$54.32	$45.81	$25.99

Total Return	14.36	(c)%	1.36%	7.44%	21.26%	77.99%	(13.37)	%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.81%	1.92%	1.94%	2.01%	2.04%
Net expenses(d)	1.63%		1.71%	1.92%	1.94%	1.98%	1.98%
Net investment income (loss)(d)	(1.35)%		0.60%	(1.87)%	(1.94)%	(1.97)%	(1.97)%
Supplemental Data:
Net assets, end of period (000’s)	$12,994		$9,275	$25,338	$41,995	$14,882	$28,880
Portfolio turnover rate(e)	241	%(c)	343%	855%	949%	803%	505	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Oil & Gas

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	94%

Total Exposure	94%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	24.5%
ChevronTexaco Corp.	11.3%
ConocoPhillips	7.4%
Schlumberger, Ltd.	6.2%
Occidental Petroleum Corp.	3.0%

Dow Jones U.S. Oil and Gas Index - Composition
% of Index

Oil and Gas Producers	75.0%
Oil Equipment, Services & Distribution	25.0%

PROFUNDS VP ProFund VP Oil & Gas (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (94.1%)
	Shares	Value

Anadarko Petroleum Corp. (Oil & Gas)	56,913	$2,958,907
Apache Corp. (Oil & Gas)	40,119	3,273,309
Atwood Oceanics, Inc.* (Oil & Gas)	3,732	256,090
Baker Hughes, Inc. (Oil & Gas Services)	39,186	3,296,718
Berry Petroleum Co.—Class A (Oil & Gas)	4,665	175,777
BJ Services Co. (Oil & Gas Services)	35,454	1,008,312
Bristow Group, Inc.* (Transportation)	2,799	138,690
Cabot Oil & Gas Corp. (Oil & Gas)	12,129	447,318
Cameron International Corp.* (Oil & Gas Services)	13,062	933,541
Cheniere Energy, Inc.* (Oil & Gas)	6,531	253,337
Chesapeake Energy Corp. (Oil & Gas)	53,181	1,840,063
ChevronTexaco Corp. (Oil & Gas)	264,039	22,242,645
Cimarex Energy Co. (Oil & Gas)	10,263	404,465
Comstock Resources, Inc.* (Oil & Gas)	5,598	167,772
ConocoPhillips (Oil & Gas)	186,600	14,648,100
Core Laboratories NVADR* (Oil & Gas Services)	2,799	284,630
Crosstex Energy, Inc. (Oil & Gas)	5,598	160,831
Delta Petroleum Corp.* (Oil & Gas)	8,397	168,612
Denbury Resources, Inc.* (Oil & Gas)	14,928	559,800
Devon Energy Corp. (Oil & Gas)	51,315	4,017,451
Diamond Offshore Drilling, Inc. (Oil & Gas)	8,397	852,799
Dresser-Rand Group, Inc.* (Oil & Gas Services)	10,263	405,389
Dynegy, Inc.—Class A* (Electric)	49,449	466,799
El Paso Corp. (Pipelines)	86,769	1,495,030
Encore Acquisition Co.* (Oil & Gas)	6,531	181,562
Ensco International, Inc. (Oil & Gas)	18,660	1,138,447
EOG Resources, Inc. (Oil & Gas)	29,856	2,181,279
EXCO Resources, Inc.* (Oil & Gas)	10,263	178,987
Exxon Mobil Corp. (Oil & Gas)	574,951	48,226,890
FMC Technologies, Inc.* (Oil & Gas Services)	8,397	665,210
Forest Oil Corp.* (Oil & Gas)	9,330	394,286
Frontier Oil Corp. (Oil & Gas)	13,062	571,724
Global Industries, Ltd.* (Oil & Gas Services)	10,263	275,254
GlobalSantaFe Corp.ADR (Oil & Gas)	27,990	2,022,278
Grant Prideco, Inc.* (Oil & Gas Services)	15,861	853,798
Grey Wolf, Inc.* (Oil & Gas)	22,392	184,510
Halliburton Co. (Oil & Gas Services)	111,960	3,862,620
Hanover Compressor Co.* (Oil & Gas Services)	11,196	267,025
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	10,263	409,596
Helmerich & Payne, Inc. (Oil & Gas)	12,129	429,609
Hess Corp. (Oil & Gas)	34,521	2,035,358
Holly Corp. (Oil & Gas)	5,598	415,316
Input/Output, Inc.* (Oil & Gas Services)	8,397	131,077
Marathon Oil Corp. (Oil & Gas)	83,970	5,034,841
Mariner Energy, Inc.* (Oil & Gas)	10,263	248,878
Murphy Oil Corp. (Oil & Gas)	21,459	1,275,523
Nabors Industries, Ltd.ADR* (Oil & Gas)	34,521	1,152,311
National-Oilwell Varco, Inc.* (Oil & Gas Services)	21,459	2,236,886
Newfield Exploration Co.* (Oil & Gas)	15,861	722,469
Newpark Resources, Inc.* (Oil & Gas Services)	11,196	86,769
Noble Corp.ADR (Oil & Gas)	16,794	1,637,751
Noble Energy, Inc. (Oil & Gas)	20,526	1,280,617
Occidental Petroleum Corp. (Oil & Gas)	101,697	5,886,222
Oceaneering International, Inc.* (Oil & Gas Services)	6,531	343,792
OGE Energy Corp. (Electric)	11,196	410,333
Oil States International, Inc.* (Oil & Gas Services)	5,598	231,421
Parker Drilling Co.* (Oil & Gas)	13,062	137,673
Patterson-UTI Energy, Inc. (Oil & Gas)	19,593	513,533
Penn Virginia Corp. (Oil & Gas)	3,732	150,026
Petrohawk Energy Corp.* (Oil & Gas)	20,526	325,542
Pioneer Natural Resources Co. (Oil & Gas)	14,928	727,143
Plains Exploration & Production Co.* (Oil & Gas)	8,397	401,461
Pogo Producing Co. (Oil & Gas)	6,531	331,710
Pride International, Inc.* (Oil & Gas)	20,526	768,904
Quicksilver Resources, Inc.* (Oil & Gas)	6,531	291,152
Range Resources Corp. (Oil & Gas)	17,727	663,167
Rowan Cos., Inc. (Oil & Gas)	13,062	535,281
Schlumberger, Ltd.ADR (Oil & Gas Services)	144,615	12,283,598
SEACOR SMIT, Inc.* (Oil & Gas Services)	2,799	261,315
Smith International, Inc. (Oil & Gas Services)	24,258	1,422,489
Southwestern Energy Co.* (Oil & Gas)	20,526	913,407
St. Mary Land& Exploration Co. (Oil & Gas)	7,464	273,332
Stone Energy Corp.* (Oil & Gas)	2,799	95,894
Sunoco, Inc. (Oil & Gas)	14,928	1,189,463
Superior Energy Services, Inc.* (Oil & Gas Services)	10,263	409,699
Swift Energy Co.* (Oil & Gas)	3,732	159,580
Tesoro Petroleum Corp. (Oil & Gas)	16,794	959,777
TETRA Technologies, Inc.* (Oil & Gas Services)	9,330	263,106
Tidewater, Inc. (Oil & Gas Services)	7,464	529,048

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas (unaudited)	June 30, 2007

Common Stocks, continued
	Shares	Value

Todco—Class A* (Oil & Gas)	7,464	$352,375
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	35,454	3,757,415
Ultra Petroleum Corp.* (Oil & Gas)	18,660	1,030,778
Unit Corp.* (Oil & Gas)	5,598	352,170
Universal Compression Holdings, Inc.* (Oil & Gas Services)	3,732	270,458
Valero Energy Corp. (Oil & Gas)	67,176	4,961,619
W-H Energy Services, Inc.* (Oil & Gas Services)	3,732	231,048
Weatherford International, Ltd.ADR* (Oil & Gas Services)	41,985	2,319,251
Whiting Petroleum Corp.* (Oil & Gas)	4,665	189,026
XTO Energy, Inc. (Oil & Gas)	44,784	2,691,518

TOTAL COMMON STOCKS
(Cost $106,291,649)		185,190,982

Repurchase Agreements (0.2%)
	Principal
	Amount

UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $403,167 (Collateralized by $402,000 Federal National Mortgage Association, 5.50%, 3/15/11, market value $411,927)	$403,000	403,000

TOTAL REPURCHASE AGREEMENTS
(Cost $403,000)		403,000

TOTAL INVESTMENT SECURITIES
(Cost $106,694,649)—94.3%		185,593,982
Net other assets (liabilities)—5.7%		11,292,341

NET ASSETS—100.0%		$196,886,323

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Oil & Gas invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Electric	0.4%
Oil & Gas	76.2%
Oil & Gas Services	16.6%
Pipelines	0.8%
Transportation	0.1%
Other**	5.9%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Oil & Gas
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (Cost $106,291,649)	$185,190,982
Repurchase agreements, at cost	403,000

Total Investment Securities	185,593,982
Cash	530
Dividends and interest receivable	69,303
Receivable for capital shares issued	1,272,738
Receivable for investments sold	10,231,983
Prepaid expenses	1,545

Total Assets	197,170,081

Liabilities:
Payable for capital shares redeemed	447
Advisory fees payable	118,805
Management services fees payable	15,841
Administration fees payable	4,799
Administrative services fees payable	55,607
Distribution fees payable	39,884
Trustee fees payable	41
Transfer agency fees payable	10,016
Fund accounting fees payable	6,983
Compliance services fees payable	1,123
Other accrued expenses	30,212

Total Liabilities	283,758

Net Assets	$196,886,323

Net Assets consist of:
Capital	$121,245,622
Accumulated net investment income (loss)	(94,409)
Accumulated net realized gains (losses) on investments	(3,164,223)
Net unrealized appreciation (depreciation) on investments	78,899,333

Net Assets	$196,886,323

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,256,588

Net Asset Value (offering and redemption price per share)	$60.46

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$1,075,956
Interest	11,530

Total Investment Income	1,087,486

Expenses:
Advisory fees	543,818
Management services fees	108,764
Administration fees	26,280
Transfer agency fees	19,125
Administrative services fees	253,276
Distribution fees	181,272
Custody fees	14,967
Fund accounting fees	26,311
Trustee fees	905
Compliance services fees	1,468
Other fees	41,965

Total Gross Expenses before reductions	1,218,151
Less Expenses reduced by the Advisor	(36,256)

Total Net Expenses	1,181,895

Net Investment Income (Loss)	(94,409)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	6,611,067
Change in net unrealized appreciation/depreciation on investments	15,590,044

Net Realized and Unrealized Gains (Losses) on Investments	22,201,111

Change in Net Assets Resulting from Operations	$22,106,702

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Oil & Gas

Statements of Changes in Net Assets
	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$(94,409)	$(239,949)
Net realized gains (losses) on investments	6,611,067	9,392,567
Change in net unrealized appreciation/depreciation on investments	15,590,044	12,483,729

Change in net assets resulting from operations	22,106,702	21,636,347

Distributions to Shareholders From:
Net realized gains on investments	—	(12,141,848)

Change in net assets resulting from distributions	—	(12,141,848)

Capital Transactions:
Proceeds from shares issued	147,859,140	274,270,360
Dividends reinvested	—	12,141,848
Value of shares redeemed	(117,295,265)	(300,156,977)

Change in net assets resulting from capital transactions	30,563,875	(13,744,769)

Change in net assets	52,670,577	(4,250,270)
Net Assets:
Beginning of period	144,215,746	148,466,016

End of period	$196,886,323	$144,215,746

Accumulated net investment income (loss)	$(94,409)	$—

Share Transactions:
Issued	2,650,472	5,281,488
Reinvested	—	269,939
Redeemed	(2,193,801)	(5,908,691)

Change in shares	456,671	(357,264)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Oil & Gas

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2007		year ended	year ended	year ended	year ended	year ended
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$51.51		$47.02	$36.63	$28.33	$23.17	$27.93

Investment Activities:
Net investment income (loss)(a)	(0.04)		(0.08)	(0.15)	(0.05)	(0.01)	(0.05)
Net realized and unrealized gains (losses) on investments	8.99		9.13	11.64	8.37	5.17	(4.71)

Total income (loss) from investment activities	8.95		9.05	11.49	8.32	5.16	(4.76)

Distributions to Shareholders From:
Net realized gains on investments	—		(4.56)	(1.10)	(0.02)	—	—

Net Asset Value, End of Period	$60.46		$51.51	$47.02	$36.63	$28.33	$23.17

Total Return	17.38	%(b)	20.63%	31.31%	29.36%	22.27%	(17.04)%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.76%	1.86%	1.92%	2.09%	2.16%
Net expenses(c)	1.63%		1.68%	1.86%	1.92%	1.98%	1.98%
Net investment income (loss)(c)	(0.13)%		(0.15)%	(0.34)%	(0.16)%	(0.05)%	(0.18)%
Supplemental Data:
Net assets, end of period (000’s)	$196,886		$144,216	$148,466	$85,137	$44,398	$19,283
Portfolio turnover rate(d)	82	%(b)	166%	298%	470%	1,091%	1,632%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	83%
Swap Agreements	16%

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Pfizer, Inc.	20.7%
Johnson & Johnson	20.4%
Merck & Co., Inc.	8.6%
Eli Lilly & Co.	4.8%
Schering-Plough Corp.	4.7%

Dow Jones U.S. Pharmaceuticals Index - Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

PROFUNDS VP ProFund VP Pharmaceuticals (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (82.6%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	16,460	$881,433
Abraxis Bioscience, Inc.* (Pharmaceuticals)	478	10,626
Adams Respiratory Therapeutics, Inc.* (Pharmaceuticals)	717	28,243
Alkermes, Inc.* (Pharmaceuticals)	2,151	31,405
Allergan, Inc. (Pharmaceuticals)	6,692	385,727
Alpharma, Inc.—Class A (Pharmaceuticals)	956	24,866
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	2,390	120,050
Bristol-Myers Squibb Co. (Pharmaceuticals)	28,281	892,548
Cephalon, Inc.* (Pharmaceuticals)	1,434	115,279
Eli Lilly & Co. (Pharmaceuticals)	16,232	907,044
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,868	98,172
Forest Laboratories, Inc.* (Pharmaceuticals)	6,931	316,400
Hospira, Inc.* (Pharmaceuticals)	3,346	130,628
Johnson & Johnson (Healthcare-Products)	62,857	3,873,248
King Pharmaceuticals, Inc.* (Pharmaceuticals)	5,258	107,579
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,195	36,495
Merck & Co., Inc. (Pharmaceuticals)	32,822	1,634,536
MGI Pharma, Inc.* (Pharmaceuticals)	1,673	37,425
Mylan Laboratories, Inc. (Pharmaceuticals)	5,258	95,643
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	478	11,209
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	717	20,241
Perrigo Co. (Pharmaceuticals)	1,673	32,757
Pfizer, Inc. (Pharmaceuticals)	153,916	3,935,632
Schering-Plough Corp. (Pharmaceuticals)	29,626	901,815
Sepracor, Inc.* (Pharmaceuticals)	2,390	98,038
The Medicines Co.* (Pharmaceuticals)	1,195	21,056
Theravance, Inc.* (Pharmaceuticals)	956	30,592
Valeant Pharmaceuticals International (Pharmaceuticals)	2,151	35,900
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,151	69,972
Wyeth (Pharmaceuticals)	14,419	826,785

TOTAL COMMON STOCKS
(Cost $13,027,162)		15,711,344

TOTAL INVESTMENT SECURITIES
(Cost $13,027,162)—82.6%		15,711,344
Net other assets (liabilities)—17.4%		3,305,249

NET ASSETS—100.0%		$19,016,593

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 7/3/07	$3,199,200	$(800)

ProFund VP Pharmaceuticals invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Healthcare-Products	20.4%
Pharmaceuticals	62.2%
Other**	17.4%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $13,027,162)	$15,711,344
Dividends and interest receivable	18,612
Receivable for investments sold	4,373,221
Prepaid expenses	202

Total Assets	20,103,379

Liabilities:
Cash overdraft	63,866
Payable for capital shares redeemed	988,198
Unrealized loss on swap agreements	800
Advisory fees payable	14,055
Management services fees payable	1,874
Administration fees payable	567
Administrative services fees payable	6,557
Distribution fees payable	4,693
Trustee fees payable	5
Transfer agency fees payable	1,688
Fund accounting fees payable	836
Compliance services fees payable	143
Other accrued expenses	3,504

Total Liabilities	1,086,786

Net Assets	$19,016,593

Net Assets consist of:
Capital	$22,056,025
Accumulated net investment income (loss)	370,170
Accumulated net realized gains (losses) on investments	(6,092,984)
Net unrealized appreciation (depreciation) on investments	2,683,382

Net Assets	$19,016,593

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	717,720

Net Asset Value (offering and redemption price per share)	$26.50

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$351,807
Interest	2,694

Total Investment Income	354,501

Expenses:
Advisory fees	92,448
Management services fees	18,490
Administration fees	3,484
Transfer agency fees	3,103
Administrative services fees	43,146
Distribution fees	30,816
Custody fees	4,103
Fund accounting fees	4,314
Trustee fees	147
Compliance services fees	197
Other fees	6,835

Total Gross Expenses before reductions	207,083
Less Expenses reduced by the Advisor	(6,163)

Total Net Expenses	200,920

Net Investment Income (Loss)	153,581

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	475,341
Net realized gains (losses) on swap agreements	29,953
Change in net unrealized appreciation/depreciation on investments	233,464

Net Realized and Unrealized Gains (Losses) on Investments	738,758

Change in Net Assets Resulting from Operations	$892,339

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$153,581	$216,589
Net realized gains (losses) on investments	505,294	(607,835)
Change in net unrealized appreciation/depreciation on investments	233,464	1,416,422

Change in net assets resulting from operations	892,339	1,025,176

Distributions to Shareholders From:
Net investment income	—	(79,670)

Change in net assets resulting from distributions	—	(79,670)

Capital Transactions:
Proceeds from shares issued	52,159,387	90,898,439
Dividends reinvested	—	79,670
Value of shares redeemed	(55,114,256)	(81,624,741)

Change in net assets resulting from capital transactions	(2,954,869)	9,353,368

Change in net assets	(2,062,530)	10,298,874
Net Assets:
Beginning of period	21,079,123	10,780,249

End of period	$19,016,593	$21,079,123

Accumulated net investment income (loss)	$370,170	$216,589

Share Transactions:
Issued	1,945,911	3,720,466
Reinvested	—	3,165
Redeemed	(2,062,299)	(3,367,274)

Change in shares	(116,388)	356,357

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the						For the period
	six months ended		For the	For the	For the	For the	May 1, 2002
	June 30, 2007		year ended	year ended	year ended	year ended	through
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002(a)

Net Asset Value,
Beginning of Period	$25.27		$22.56	$23.54	$25.93	$25.96	$30.00

Investment Activities:
Net investment income (loss)(b)	0.16		0.25	0.15	0.08	(0.09)	—	(c)
Net realized and unrealized gains (losses) on investments	1.07		2.51	(1.05)	(2.47)	1.51	(4.04)

Total income (loss) from investment activities	1.23		2.76	(0.90)	(2.39)	1.42	(4.04)

Distributions to Shareholders From:
Net investment income	—		(0.05)	(0.08)	—	—	—
Net realized gains on investments	—		—	—	—	(1.45)	—

Total distributions	—		(0.05)	(0.08)	—	(1.45)	—

Net Asset Value, End of Period	$26.50		$25.27	$22.56	$23.54	$25.93	$25.96

Total Return	4.87	%(d)	12.18%	(3.82)%	(9.22)%	5.60%	(13.47	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.68%		1.75%	1.93%	1.97%	2.06%	2.12%
Net expenses(e)	1.63%		1.70%	1.93%	1.97%	1.98%	1.98%
Net investment income (loss)(e)	1.25%		1.02%	0.65%	0.32%	(0.33)%	(0.02)%

Supplemental Data:
Net assets, end of period (000’s)	$19,017		$21,079	$10,780	$11,803	$11,851	$3,414
Portfolio turnover rate(f)	242	%(d)	454%	853%	1,223%	2,569%	1,709	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Precious Metals

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Precious Metals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.
Market Exposure
Investment Type	% of Net Assets

Swap Agreements	100%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Precious Metals primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals
Index - Composition
The Dow Jones Precious Metals Index is comprised of a single sector.

PROFUNDS VP ProFund VP Precious Metals	Schedule of Portfolio Investments June 30, 2007
(unaudited)

U.S. Government Agency Obligations (80.4%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 4.60%, 7/2/07+	$19,950,000	$19,947,451
Federal Farm Credit Bank, 4.60%, 7/2/07+	19,950,000	19,947,451
Federal Home Loan Bank, 4.60%, 7/2/07+	19,950,000	19,947,451
Federal Home Loan Mortgage Corp., 4.60%, 7/2/07+	19,950,000	19,947,451

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost $79,789,804)		79,789,804

Repurchase Agreements (20.1%)

UBS, 4.98%, 7/2/07+, dated 6/29/07, with a repurchase price of $19,947,275 (Collateralized by $20,374,000 of various U.S. Government Agency Obligations, 3.375% - 4.75%, 8/3/07-7/15/08, market value $20,339,031)	19,939,000	19,939,000

TOTAL REPURCHASE AGREEMENTS
(Cost $19,939,000)		19,939,000

TOTAL INVESTMENT SECURITIES
(Cost $99,728,804)—100.5%		99,728,804
Net other assets (liabilities)—(0.5)%		(479,640)

NET ASSETS—100.0%		$99,249,164

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 7/30/07	$99,496,983	$564,654

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Precious Metals
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $79,789,804)	$79,789,804
Repurchase agreements, at cost	19,939,000

Total Investment Securities	99,728,804
Cash	939
Segregated cash balances with custodian for swap agreements	130
Interest receivable	5,516
Unrealized gain on swap agreements	564,654
Prepaid expenses	1,376

Total Assets	100,301,419

Liabilities:
Payable for capital shares redeemed	893,987
Advisory fees payable	63,288
Management services fees payable	8,438
Administration fees payable	2,555
Administrative services fees payable	29,689
Distribution fees payable	21,459
Trustee fees payable	25
Transfer agency fees payable	5,571
Fund accounting fees payable	3,690
Compliance services fees payable	781
Other accrued expenses	22,772

Total Liabilities	1,052,255

Net Assets	$99,249,164

Net Assets consist of:
Capital	$104,580,171
Accumulated net investment income (loss)	6,293,896
Accumulated net realized gains (losses) on investments	(12,189,557)
Net unrealized appreciation (depreciation) on investments	564,654

Net Assets	$99,249,164

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,340,413

Net Asset Value (offering and redemption price per share)	$42.41

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$2,839,885

Expenses:
Advisory fees	402,131
Management services fees	80,426
Administration fees	16,023
Transfer agency fees	15,441
Administrative services fees	186,623
Distribution fees	134,044
Custody fees	8,405
Fund accounting fees	20,982
Trustee fees	794
Compliance services fees	1,086
Other fees	34,541

Total Gross Expenses before reductions	900,496
Less Expenses reduced by the Advisor	(26,809)

Total Net Expenses	873,687

Net Investment Income (Loss)	1,966,198

Realized and Unrealized Gains (Losses)
on Investments:
Net realized gains (losses) on investment securities	13,694
Net realized gains (losses) on swap agreements	(5,599,347)
Change in net unrealized appreciation/depreciation on investments	(1,714,246)

Net Realized and Unrealized Gains (Losses) on Investments	(7,299,899)

Change in Net Assets Resulting from Operations	$(5,333,701)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Precious Metals

Statements of Changes in Net Assets
	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$1,966,198	$4,327,698
Net realized gains (losses) on investments	(5,585,653)	(463,980)
Change in net unrealized appreciation/depreciation on investments	(1,714,246)	(154,049)

Change in net assets resulting from operations	(5,333,701)	3,709,669

Distributions to Shareholders From:
Net investment income	—	(903,704)

Change in net assets resulting from distributions	—	(903,704)

Capital Transactions:
Proceeds from shares issued	83,451,875	280,417,236
Dividends reinvested	—	903,704
Value of shares redeemed	(104,143,101)	(272,026,241)

Change in net assets resulting from capital transactions	(20,691,226)	9,294,699

Change in net assets	(26,024,927)	12,100,664
Net Assets:
Beginning of period	125,274,091	113,173,427

End of period	$99,249,164	$125,274,091

Accumulated net investment income (loss)	$6,293,896	$4,327,698

Share Transactions:
Issued	1,970,439	6,305,315
Reinvested	—	22,977
Redeemed	(2,490,071)	(6,218,334)

Change in shares	(519,632)	109,958

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Precious Metals

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 through December 31, 2002(a)

Net Asset Value, Beginning of Period	$43.80		$41.15	$32.58	$40.99	$29.44	$30.00

Investment Activities:
Net investment income (loss)(b)	0.77		1.46	0.45	(0.20)	(0.31)	(0.07)
Net realized and unrealized gains (losses) on investments	(2.16)		1.55 (c)	8.12	(3.64)	11.86	(0.49)

Total income (loss) from investment activities	(1.39)		3.01	8.57	(3.84)	11.55	(0.56)

Distributions to Shareholders From:
Net investment income	—		(0.36)	—	—	—	—
Net realized gains on investments	—		—	—	(4.57)	—	—

Total distributions	—		(0.36)	—	(4.57)	—	—

Net Asset Value, End of Period	$42.41		$43.80	$41.15	$32.58	$40.99	$29.44

Total Return	(3.17	)%(d)	7.36%	26.30%	(9.92)%	39.23%	(1.87	)%(d)
Gross expenses(e)	1.68%		1.74%	1.86%	1.87%	1.98%	1.98%
Net expenses(e)	1.63%		1.70%	1.86%	1.87%	1.97%	1.98%
Net investment income (loss)(e)	3.67%		3.30%	1.38%	(0.58)%	(0.94)%	(0.40)%
Supplemental Data:
Net assets, end of period (000’s)	$99,249		$125,274	$113,173	$60,432	$76,218	$55,639
Portfolio turnover rate(f)	—	(d)	—	—	—	—	—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Real Estate

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Real Estate seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Simon Property Group, Inc.	5.9%
Vornado Realty Trust	4.4%
Prologis	4.1%
Equity Residential Properties Trust	3.7%
Archstone-Smith Trust	3.7%

Dow Jones U.S. Real Estate Index - Composition
The Dow Jones U.S. Real Estate Index is comprised of a single sector.

PROFUNDS VP ProFund VP Real Estate	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks (100.1%)
	Shares	Value

Alexandria Real Estate Equities, Inc. (REIT)	4,384	$424,459
AMB Property Corp. (REIT)	14,796	787,443
American Financial Realty Trust (REIT)	19,180	197,938
American Home Mortgage Investment Corp. (REIT)	7,398	135,975
Annaly Mortgage Management, Inc. (REIT)	39,456	568,956
Apartment Investment and Management Co.—Class A (REIT)	14,522	732,199
Archstone-Smith Trust (REIT)	33,428	1,975,929
Avalonbay Communities, Inc. (REIT)	11,782	1,400,644
BioMed Realty Trust, Inc. (REIT)	9,864	247,784
Boston Properties, Inc. (REIT)	17,810	1,818,935
Brandywine Realty Trust (REIT)	13,152	375,884
BRE Properties, Inc.—Class A (REIT)	7,672	454,873
Brookfield Properties Corp.ADR (Real Estate)	30,962	752,686
Camden Property Trust (REIT)	8,494	568,843
CapitalSource, Inc. (Diversified Financial Services)	20,550	505,324
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	30,414	1,110,111
CBL & Associates Properties, Inc. (REIT)	9,864	355,597
Colonial Properties Trust (REIT)	6,850	249,683
Corporate Office Properties Trust (REIT)	7,124	292,155
Cousins Properties, Inc. (REIT)	6,302	182,821
Crescent Real Estate Equities Co. (REIT)	14,522	325,874
DCT Industrial Trust, Inc. (REIT)	25,208	271,238
Developers Diversified Realty Corp. (REIT)	18,632	982,093
DiamondRock Hospitality Co. (REIT)	14,248	271,852
Digital Realty Trust, Inc. (REIT)	8,494	320,054
Douglas Emmett, Inc. (REIT)	15,618	386,389
Duke-Weeks Realty Corp. (REIT)	20,550	733,018
Entertainment Properties Trust (REIT)	3,836	206,300
Equity Inns, Inc. (REIT)	8,220	184,128
Equity Lifestyle Properties, Inc. (REIT)	3,288	171,601
Equity Residential Properties Trust (REIT)	43,566	1,987,917
Essex Property Trust, Inc. (REIT)	3,836	446,127
Federal Realty Investment Trust (REIT)	8,494	656,246
FelCor Lodging Trust, Inc. (REIT)	9,316	242,495
First Industrial Realty Trust, Inc. (REIT)	6,850	265,506
Forest City Enterprises, Inc.—Class A (Real Estate)	9,042	555,902
Franklin Street Properties Corp. (REIT)	9,590	158,619
Friedman, Billings, Ramsey Group, Inc.—Class A (Diversified Financial Services)	22,468	122,675
General Growth Properties, Inc. (REIT)	34,524	1,828,046
Health Care Property Investors, Inc. (REIT)	30,962	895,731
Health Care REIT, Inc. (REIT)	11,782	475,522
Healthcare Realty Trust, Inc. (REIT)	7,124	197,905
Highwoods Properties, Inc. (REIT)	8,494	318,525
Home Properties, Inc. (REIT)	4,932	256,119
Hospitality Properties Trust (REIT)	13,974	579,781
Host Marriott Corp. (REIT)	78,090	1,805,441
HRPT Properties Trust (REIT)	31,510	327,704
IMPAC Mortgage Holdings, Inc. (REIT)	10,686	49,262
iStar Financial, Inc. (REIT)	19,180	850,249
Jones Lang LaSalle, Inc. (Real Estate)	5,480	621,980
Kilroy Realty Corp. (REIT)	4,932	349,383
Kimco Realty Corp. (REIT)	32,880	1,251,742
LaSalle Hotel Properties (REIT)	6,028	261,736
Lexington Corporate Properties Trust (REIT)	9,316	193,773
Liberty Property Trust (REIT)	13,700	601,841
Mack-Cali Realty Corp. (REIT)	10,138	440,902
Maguire Properties, Inc. (REIT)	5,480	188,128
Mid-America Apartment Communities, Inc. (REIT)	3,836	201,313
National Retail Properties, Inc. (REIT)	9,864	215,627
Nationwide Health Properties, Inc. (REIT)	13,426	365,187
Newcastle Investment Corp. (REIT)	7,946	199,206
Pennsylvania REIT (REIT)	5,480	242,928
Plum Creek Timber Co., Inc. (Forest Products & Paper)	26,578	1,107,239
Post Properties, Inc. (REIT)	6,576	342,807
Potlatch Corp. (Forest Products & Paper)	5,754	247,710
Prologis (REIT)	38,360	2,182,684
Public Storage, Inc. (REIT)	19,180	1,473,408
RAIT Financial Trust (REIT)	9,590	249,532
Rayonier, Inc. (Forest Products & Paper)	11,508	519,471
Realty Income Corp. (REIT)	15,070	379,613
Redwood Trust, Inc. (REIT)	3,836	185,586
Regency Centers Corp. (REIT)	10,412	734,046
Senior Housing Properties Trust (REIT)	12,604	256,491
Simon Property Group, Inc. (REIT)	33,428	3,110,141
SL Green Realty Corp. (REIT)	8,768	1,086,268
St. Joe Co. (Real Estate)	11,234	520,584

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Real Estate	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks, continued
	Shares	Value

Strategic Hotels & Resorts, Inc. (REIT)	11,234	$252,653
Sunstone Hotel Investors, Inc. (REIT)	9,316	264,481
Taubman Centers, Inc. (REIT)	7,946	394,201
The Macerich Co. (REIT)	10,686	880,740
Thornburg Mortgage Asset Corp. (REIT)	18,084	473,439
UDR, Inc. (REIT)	20,276	533,259
Ventas, Inc. (REIT)	19,454	705,207
Vornado Realty Trust (REIT)	21,372	2,347,500
Washington REIT (REIT)	7,124	242,216
Weingarten Realty Investors (REIT)	12,056	495,502

TOTAL COMMON STOCKS
(Cost $33,278,122)		53,129,082

TOTAL INVESTMENT SECURITIES
(Cost $33,278,122)—100.1%		53,129,082
Net other assets (liabilities)—(0.1)%		(56,599)

NET ASSETS—100.0%		$53,072,483

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Real Estate invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Diversified Financial Services	1.1%
Forest Products & Paper	3.6%
REIT	88.7%
Real Estate	6.7%
Other**	(0.1)%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Real Estate
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $33,278,122)	$53,129,082
Cash	1,186
Dividends and interest receivable	193,868
Receivable for investments sold	1,163,110
Prepaid expenses	961

Total Assets	54,488,207

Liabilities:
Payable for capital shares redeemed	1,323,579
Advisory fees payable	37,140
Management services fees payable	4,952
Administration fees payable	1,495
Administrative services fees payable	17,437
Distribution fees payable	12,718
Trustee fees payable	16
Transfer agency fees payable	3,475
Fund accounting fees payable	2,207
Compliance services fees payable	520
Other accrued expenses	12,185

Total Liabilities	1,415,724

Net Assets	$53,072,483

Net Assets consist of:
Capital	$38,882,738
Accumulated net investment income (loss)	879,420
Accumulated net realized gains (losses) on investments	(6,540,635)
Net unrealized appreciation (depreciation) on investments	19,850,960

Net Assets	$53,072,483

Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized,
no par value)	871,939

Net Asset Value (offering and redemption
price per share)	$60.87

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$1,196,245
Interest	2,713

Total Investment Income	1,198,958

Expenses:
Advisory fees	304,498
Management services fees	60,900
Administration fees	10,632
Transfer agency fees	10,705
Administrative services fees	140,887
Distribution fees	101,500
Custody fees	13,513
Fund accounting fees	14,757
Trustee fees	624
Compliance services fees	713
Other fees	23,348

Total Gross Expenses before reductions	682,077
Less Expenses reduced by the Advisor	(20,300)

Total Net Expenses	661,777

Net Investment Income (Loss)	537,181

Realized and Unrealized Gains (Losses)
on Investments:
Net realized gains (losses) on investment
securities	1,199,855
Change in net unrealized appreciation/depreciation
on investments	(6,922,852)

Net Realized and Unrealized Gains (Losses)
on Investments	(5,722,997)

Change in Net Assets Resulting from Operations	$(5,185,816)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Real Estate

Statements of Changes in Net Assets
	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$537,181	$695,797
Net realized gains (losses) on investments	1,199,855	786,385
Change in net unrealized appreciation/depreciation on investments	(6,922,852)	12,741,185

Change in net assets resulting from operations	(5,185,816)	14,223,367

Distributions to Shareholders From:
Net investment income	—	(353,558)
Net realized gains on investments	—	(3,437,330)

Change in net assets resulting from distributions	—	(3,790,888)

Capital Transactions:
Proceeds from shares issued	318,634,047	499,989,452
Dividends reinvested	—	3,790,888
Value of shares redeemed	(330,835,756)	(478,346,970)

Change in net assets resulting from capital transactions	(12,201,709)	25,433,370

Change in net assets	(17,387,525)	35,865,849
Net Assets:
Beginning of period	70,460,008	34,594,159

End of period	$53,072,483	$70,460,008

Accumulated net investment income (loss)	$879,420	$342,239

Share Transactions:
Issued	4,731,543	8,379,907
Reinvested	—	62,168
Redeemed	(4,932,968)	(8,029,445)

Change in shares	(201,425)	412,630

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Real Estate

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002

Net Asset Value,
Beginning of Period	$65.64		$52.36	$50.49	$40.89	$31.16	$32.72

Investment Activities:
Net investment income (loss)(a)	0.44		0.68	0.59	1.04	1.09	1.38
Net realized and unrealized
gains (losses) on investments	(5.21)		16.04	2.78	9.86	9.14	(1.34)

Total income (loss) from
investment activities	(4.77)		16.72	3.37	10.90	10.23	0.04

Distributions to Shareholders From:
Net investment income	—		(0.34)	(1.50)	(0.82)	(0.50)	(1.37)
Net realized gains on investments	—		(3.10)	—	(0.38)	—	—
Return of capital	—		—	—	(0.10)	—	(0.23)

Total distributions	—		(3.44)	(1.50)	(1.30)	(0.50)	(1.60)

Net Asset Value, End of Period	$60.87		$65.64	$52.36	$50.49	$40.89	$31.16

Total Return	(7.28	)%(b)	32.49%	6.75%	27.20%	33.15%	0.02%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.76%	1.89%	1.93%	2.02%	2.13%
Net expenses(c)	1.63%		1.70%	1.89%	1.93%	1.98%	1.98%
Net investment income (loss)(c)	1.32%		1.13%	1.17%	2.35%	3.08%	4.09%
Supplemental Data:
Net assets, end of period (000’s)	$53,072		$70,460	$34,594	$79,668	$39,613	$20,920
Portfolio turnover rate(d)	385	%(b)	719%	1,105%	1,184%	1,113%	1,163%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Semiconductor seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductors Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	94%

Total Exposure	94%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Intel Corp.	24.4%
Texas Instruments, Inc.	11.8%
Applied Materials, Inc.	6.0%
NVIDIA Corp.	3.3%
Broadcom Corp.—Class A	3.0%

Dow Jones U.S. Semiconductors Index - Composition
The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Semiconductor (unaudited)	June 30, 2007

Common Stocks (94.2%)
	Shares	Value

Actel Corp.* (Semiconductors)	578	$8,040
Advanced Micro Devices, Inc.* (Semiconductors)	13,005	185,971
Altera Corp. (Semiconductors)	8,381	185,472
Amkor Technology, Inc.* (Semiconductors)	2,312	36,414
Analog Devices, Inc. (Semiconductors)	7,803	293,705
Applied Materials, Inc. (Semiconductors)	32,946	654,637
Applied Micro Circuits Corp.* (Semiconductors)	6,647	16,617
Asyst Technologies, Inc.* (Semiconductors)	1,156	8,358
Atheros Communications* (Telecommunications)	1,156	35,651
Atmel Corp.* (Semiconductors)	10,693	59,453
ATMI, Inc.* (Semiconductors)	867	26,010
Axcelis Technologies, Inc.* (Semiconductors)	2,312	15,005
Broadcom Corp.—Class A* (Semiconductors)	11,271	329,677
Brooks Automation, Inc.* (Semiconductors)	1,734	31,472
Cabot Microelectronics Corp.* (Chemicals)	578	20,513
Cirrus Logic, Inc.* (Semiconductors)	1,734	14,392
Cohu, Inc. (Semiconductors)	578	12,860
Conexant Systems, Inc.* (Semiconductors)	11,560	15,953
Cree Research, Inc.* (Semiconductors)	2,023	52,295
Cymer, Inc.* (Electronics)	867	34,853
Cypress Semiconductor Corp.* (Semiconductors)	3,468	80,770
DSP Group, Inc.* (Semiconductors)	578	11,832
Entegris, Inc.* (Semiconductors)	3,179	37,767
Exar Corp.* (Semiconductors)	867	11,618
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,890	55,835
FormFactor, Inc.* (Semiconductors)	1,156	44,275
Integrated Device Technology, Inc.* (Semiconductors)	4,624	70,608
Intel Corp. (Semiconductors)	111,275	2,643,894
Interdigital Communications Corp.* (Telecommunications)	1,156	37,189
International Rectifier Corp.* (Semiconductors)	1,734	64,609
Intersil Corp.—Class A (Semiconductors)	3,179	100,011
KLA-Tencor Corp. (Semiconductors)	4,624	254,089
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,445	15,129
Lam Research Corp.* (Semiconductors)	3,179	163,401
Lattice Semiconductor Corp.* (Semiconductors)	2,601	14,878
Linear Technology Corp. (Semiconductors)	6,069	219,576
LSI Logic Corp.* (Semiconductors)	18,207	136,735
LTX Corp.* (Semiconductors)	1,445	8,034
Marvell Technology Group, Ltd.ADR* (Semiconductors)	10,982	199,982
Maxim Integrated Products, Inc. (Semiconductors)	7,514	251,043
MEMC Electronic Materials, Inc.* (Semiconductors)	4,046	247,291
Micrel, Inc. (Semiconductors)	1,445	18,380
Microchip Technology, Inc. (Semiconductors)	4,913	181,977
Micron Technology, Inc.* (Semiconductors)	17,918	224,513
Microsemi Corp.* (Semiconductors)	1,734	41,529
National Semiconductor Corp. (Semiconductors)	7,514	212,421
Novellus Systems, Inc.* (Semiconductors)	2,890	81,989
NVIDIA Corp.* (Semiconductors)	8,670	358,158
OmniVision Technologies, Inc.* (Semiconductors)	1,156	20,935
ON Semiconductor Corp.* (Semiconductors)	6,936	74,354
Photronics, Inc.* (Semiconductors)	867	12,901
PMC-Sierra, Inc.* (Semiconductors)	4,913	37,977
Rambus, Inc.* (Semiconductors)	2,312	41,570
RF Micro Devices, Inc.* (Telecommunications)	4,624	28,854
SanDisk Corp.* (Computers)	5,491	268,730
Semtech Corp.* (Semiconductors)	1,734	30,050
Silicon Image, Inc.* (Semiconductors)	2,023	17,357
Silicon Laboratories, Inc.* (Semiconductors)	1,156	40,009
Silicon Storage Technology, Inc.* (Computers)	2,023	7,546
SiRF Technology Holdings, Inc.* (Semiconductors)	1,156	23,975
Skyworks Solutions, Inc.* (Semiconductors)	3,757	27,614
Teradyne, Inc.* (Semiconductors)	4,624	81,290
Tessera Technologies, Inc.* (Semiconductors)	1,156	46,876
Texas Instruments, Inc. (Semiconductors)	34,102	1,283,258
Trident Microsystems, Inc.* (Software)	1,445	26,516
TriQuint Semiconductor, Inc.* (Semiconductors)	3,179	16,086
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	2,023	81,041
Xilinx, Inc. (Semiconductors)	6,936	185,677
Zoran Corp.* (Semiconductors)	1,156	23,166

TOTAL COMMON STOCKS
(Cost $7,715,817)		10,200,663

TOTAL INVESTMENT SECURITIES
(Cost $7,715,817)—94.2%		10,200,663
Net other assets (liabilities)—5.8%		632,171

NET ASSETS—100.0%		$10,832,834

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Semiconductor (unaudited)	June 30, 2007

ProFund VP Semiconductor invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Chemicals	0.2%
Computers	2.6%
Electronics	0.3%
Semiconductors	90.0%
Software	0.2%
Telecommunications	0.9%
Other**	5.8%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $7,715,817)	$10,200,663
Dividends and interest receivable	212
Receivable for capital shares issued	683,557
Receivable for investments sold	617,751
Prepaid and other expenses	1,405

Total Assets	11,503,588

Liabilities:
Cash overdraft	24,073
Payable for investments purchased	636,446
Advisory fees payable	4,591
Management services fees payable	612
Administration fees payable	203
Administrative services fees payable	2,347
Distribution fees payable	1,675
Trustee fees payable	2
Transfer agency fees payable	425
Fund accounting fees payable	332
Compliance services fees payable	48

Total Liabilities	670,754

Net Assets	$10,832,834

Net Assets consist of:
Capital	$13,832,486
Accumulated net investment income (loss)	(17,102)
Accumulated net realized gains (losses) on investments	(5,467,396)
Net unrealized appreciation (depreciation) on investments	2,484,846

Net Assets	$10,832,834

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	479,163

Net Asset Value (offering and redemption price per share)	$22.61

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$41,189
Interest	277

Total Investment Income	41,466

Expenses:
Advisory fees	26,949
Management services fees	5,390
Administration fees	1,482
Transfer agency fees	627
Administrative services fees	12,570
Distribution fees	8,983
Custody fees	2,521
Fund accounting fees	957
Trustee fees	31
Compliance services fees	47
Other fees	1,296

Total Gross Expenses before reductions	60,853
Less Expenses reduced by the Advisor	(2,285)

Total Net Expenses	58,568

Net Investment Income (Loss)	(17,102)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(191,625)
Change in net unrealized appreciation/depreciation on investments	449,308

Net Realized and Unrealized Gains (Losses) on Investments	257,683

Change in Net Assets Resulting from Operations	$240,581

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor

Statements of Changes in Net Assets
	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$(17,102)	$(92,270)
Net realized gains (losses) on investments	(191,625)	(238,008)
Change in net unrealized appreciation/depreciation on investments	449,308	(807,410)

Change in net assets resulting from operations	240,581	(1,137,688)

Distributions to Shareholders From:
Net realized gains on investments	—	(99,030)

Change in net assets resulting from distributions	—	(99,030)

Capital Transactions:
Proceeds from shares issued	28,683,006	66,724,687
Dividends reinvested	—	99,030
Value of shares redeemed	(24,089,012)	(73,270,783)

Change in net assets resulting from capital transactions	4,593,994	(6,447,066)

Change in net assets	4,834,575	(7,683,784)
Net Assets:
Beginning of period	5,998,259	13,682,043

End of period	$10,832,834	$5,998,259

Accumulated net investment income (loss)	$(17,102)	$—

Share Transactions:
Issued	1,332,178	3,102,453
Reinvested	—	4,854
Redeemed	(1,147,758)	(3,429,552)

Change in shares	184,420	(322,245)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Semiconductor

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 through December 31, 2002(a)

Net Asset Value, Beginning of Period	$20.35		$22.18	$22.00	$29.34	$15.58	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.05)		(0.21)	(0.30)	(0.39)	(0.41)	(0.24)
Net realized and unrealized gains (losses) on investments	2.31		(1.36)	2.20	(6.54)	14.17	(14.18)

Total income (loss) from investment activities	2.26		(1.57)	1.90	(6.93)	13.76	(14.42)

Distributions to Shareholders From:
Net realized gains on investments	—		(0.26)	(1.72)	(0.41)	—	—

Net Asset Value, End of Period	$22.61		$20.35	$22.18	$22.00	$29.34	$15.58

Total Return	11.11	%(c)	(7.09)%	8.64%	(23.54)%	88.32%	(48.07)	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.69%		1.89%	1.98%	1.99%	2.05%	2.33%
Net expenses(d)	1.63%		1.80%	1.98%	1.98%	1.98%	1.98%
Net investment income (loss)(d)	(0.48)%		(0.96)%	(1.34)%	(1.58)%	(1.72)%	(1.89)%

Supplemental Data:
Net assets, end of period (000’s)	$10,833		$5,998	$13,682	$10,851	$18,332	$3,790
Portfolio turnover rate(e)	542	%(c)	722%	1,245%	1,460%	1,364%	886	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Technology

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Microsoft Corp.	11.6%
Cisco Systems, Inc.	7.8%
International Business Machines Corp.	6.8%
Intel Corp.	6.4%
Google, Inc.—Class A	6.0%

Dow Jones U.S. Technology Index - Composition
% of Index

Technology Hardware and Equipment	60%
Software and Computer Services	40%

PROFUNDS VP ProFund VP Technology (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (100.6%)
	Shares	Value

3Com Corp.* (Telecommunications)	3,920	$16,190
ADC Telecommunications, Inc.* (Telecommunications)	980	17,963
Adobe Systems, Inc.* (Software)	5,880	236,082
ADTRAN, Inc. (Telecommunications)	490	12,725
Advanced Micro Devices, Inc.* (Semiconductors)	5,390	77,077
Akamai Technologies, Inc.* (Internet)	1,470	71,501
Altera Corp. (Semiconductors)	3,430	75,906
Amdocs, Ltd.ADR* (Telecommunications)	1,960	78,047
American Tower Corp.* (Telecommunications)	4,410	185,220
Amkor Technology, Inc.* (Semiconductors)	980	15,435
Analog Devices, Inc. (Semiconductors)	3,430	129,105
Andrew Corp.* (Telecommunications)	1,470	21,227
ANSYS, Inc.* (Software)	490	12,985
Apple Computer, Inc.* (Computers)	8,330	1,016,593
Applied Materials, Inc. (Semiconductors)	13,720	272,616
Arris Group, Inc.* (Telecommunications)	980	17,238
Atheros Communications* (Telecommunications)	490	15,112
Atmel Corp.* (Semiconductors)	4,410	24,520
Autodesk, Inc.* (Software)	2,450	115,346
Avaya, Inc.* (Telecommunications)	4,410	74,264
Avocent Corp.* (Internet)	490	14,215
BEA Systems, Inc.* (Software)	3,920	53,665
BMC Software, Inc.* (Software)	1,960	59,388
Broadcom Corp.—Class A* (Semiconductors)	4,900	143,325
Brocade Communications Systems, Inc.* (Computers)	3,920	30,654
Brooks Automation, Inc.* (Semiconductors)	490	8,894
CA, Inc. (Software)	4,410	113,910
CACI International, Inc.—Class A* (Computers)	490	23,937
Cadence Design Systems, Inc.* (Computers)	2,940	64,562
CDW Corp.* (Distribution/Wholesale)	490	41,635
Cerner Corp.* (Software)	490	27,180
Check Point Software Technologies, Ltd.ADR* (Internet)	1,470	33,531
Ciena Corp.* (Telecommunications)	980	35,407
Cisco Systems, Inc.* (Telecommunications)	60,270	1,678,519
Citrix Systems, Inc.* (Software)	1,960	65,993
Cognizant Technology Solutions Corp.* (Computers)	1,470	110,382
Computer Sciences Corp.* (Computers)	1,470	86,951
Compuware Corp.* (Software)	3,430	40,680
Corning, Inc.* (Telecommunications)	15,680	400,624
Cree Research, Inc.* (Semiconductors)	980	25,333
Crown Castle International Corp.* (Telecommunications)	1,960	71,089
CSG Systems International, Inc.* (Software)	490	12,990
Cymer, Inc.* (Electronics)	490	19,698
Cypress Semiconductor Corp.* (Semiconductors)	1,470	34,236
Dell, Inc.* (Computers)	20,090	573,570
Diebold, Inc. (Computers)	490	25,578
Digital River, Inc.* (Internet)	490	22,173
DST Systems, Inc.* (Computers)	490	38,813
Dycom Industries, Inc.* (Engineering & Construction)	490	14,690
Electronic Data Systems Corp. (Computers)	4,900	135,877
Electronics for Imaging, Inc.* (Computers)	490	13,828
EMC Corp.* (Computers)	20,580	372,498
Emulex Corp.* (Semiconductors)	980	21,403
Entegris, Inc.* (Semiconductors)	1,470	17,464
Equinix, Inc.* (Internet)	490	44,820
F5 Networks, Inc.* (Internet)	490	39,494
Fair Isaac Corp. (Software)	490	19,659
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,470	28,400
FormFactor, Inc.* (Semiconductors)	490	18,767
Foundry Networks, Inc.* (Telecommunications)	1,470	24,490
Gartner Group, Inc.* (Commercial Services)	490	12,049
Google, Inc.—Class A* (Internet)	2,450	1,282,281
Harris Corp. (Telecommunications)	1,470	80,189
Hewlett-Packard Co. (Computers)	26,950	1,202,509
IKON Office Solutions, Inc. (Office/Business Equipment)	980	15,298
Imation Corp. (Computers)	490	18,061
Informatica Corp.* (Software)	980	14,475
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,470	31,914
Integrated Device Technology, Inc.* (Semiconductors)	1,960	29,929
Intel Corp. (Semiconductors)	57,820	1,373,803
Interdigital Communications Corp.* (Telecommunications)	490	15,763
Intermec, Inc.* (Machinery-Diversified)	490	12,402
International Business Machines Corp. (Computers)	13,720	1,444,030

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Technology (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

International Rectifier Corp.* (Semiconductors)	490	$18,257
Intersil Corp.—Class A (Semiconductors)	1,470	46,246
Intuit, Inc.* (Software)	2,940	88,435
j2 Global Communications, Inc.* (Internet)	490	17,101
Jack Henry & Associates, Inc. (Computers)	980	25,235
JDS Uniphase Corp.* (Telecommunications)	1,960	26,323
Juniper Networks, Inc.* (Telecommunications)	5,390	135,666
KLA -Tencor Corp. (Semiconductors)	1,960	107,702
Lam Research Corp.* (Semiconductors)	1,470	75,558
Lexmark International, Inc.—Class A* (Computers)	980	48,324
Linear Technology Corp. (Semiconductors)	2,450	88,641
LSI Logic Corp.* (Semiconductors)	7,350	55,199
Macrovision Corp.* (Entertainment)	490	14,729
Marvell Technology Group, Ltd.ADR* (Semiconductors)	4,410	80,306
Maxim Integrated Products, Inc. (Semiconductors)	2,940	98,225
McAfee, Inc.* (Internet)	1,470	51,744
MEMC Electronic Materials, Inc.* (Semiconductors)	1,470	89,846
Mentor Graphics Corp.* (Computers)	980	12,907
Microchip Technology, Inc. (Semiconductors)	1,960	72,598
Micron Technology, Inc.* (Semiconductors)	7,350	92,096
Micros Systems, Inc.* (Computers)	490	26,656
Microsemi Corp.* (Semiconductors)	490	11,736
Microsoft Corp. (Software)	84,280	2,483,732
Motorola, Inc. (Telecommunications)	23,030	407,631
National Semiconductor Corp. (Semiconductors)	2,940	83,114
NCR Corp.* (Computers)	1,960	102,978
Network Appliance, Inc.* (Computers)	3,920	114,464
Novell, Inc.* (Software)	3,430	26,720
Novellus Systems, Inc.* (Semiconductors)	1,470	41,704
Nuance Communications, Inc.* (Software)	1,470	24,593
NVIDIA Corp.* (Semiconductors)	3,430	141,693
ON Semiconductor Corp.* (Semiconductors)	2,940	31,517
Oracle Corp.* (Software)	39,200	772,632
Palm, Inc.* (Computers)	980	15,690
Parametric Technology Corp.* (Software)	980	21,178
Perot Systems Corp.—Class A* (Computers)	980	16,699
Pitney Bowes, Inc. (Office/Business Equipment)	1,960	91,767
Plantronics, Inc. (Telecommunications)	490	12,848
PMC-Sierra, Inc.* (Semiconductors)	1,960	15,151
Polycom, Inc.* (Telecommunications)	980	32,928
Progress Software Corp.* (Software)	490	15,577
QLogic Corp.* (Semiconductors)	1,470	24,476
Qualcomm, Inc. (Telecommunications)	16,170	701,616
Rambus, Inc.* (Semiconductors)	980	17,620
Red Hat, Inc.* (Software)	1,960	43,669
RF Micro Devices, Inc.* (Telecommunications)	1,960	12,230
SAIC, Inc.* (Commercial Services)	980	17,709
Salesforce.com, Inc.* (Software)	980	42,003
SanDisk Corp.* (Computers)	2,450	119,903
SAVVIS, Inc.* (Telecommunications)	490	24,260
SBA Communications Corp.—Class A* (Telecommunications)	980	32,918
Seagate TechnologyADR (Computers)	5,390	117,340
Semtech Corp.* (Semiconductors)	490	8,492
Silicon Laboratories, Inc.* (Semiconductors)	490	16,959
Skyworks Solutions, Inc.* (Semiconductors)	1,470	10,805
Sonus Networks, Inc.* (Telecommunications)	2,450	20,874
Sun Microsystems, Inc.* (Computers)	35,770	188,150
Sybase, Inc.* (Software)	980	23,412
Symantec Corp.* (Internet)	9,310	188,062
Synopsys, Inc.* (Computers)	1,470	38,852
Tech Data Corp.* (Distribution/Wholesale)	490	18,845
Tellabs, Inc.* (Telecommunications)	3,920	42,179
Teradyne, Inc.* (Semiconductors)	1,960	34,457
Tessera Technologies, Inc.* (Semiconductors)	490	19,870
Texas Instruments, Inc. (Semiconductors)	14,210	534,722
Tibco Software, Inc.* (Internet)	1,960	17,738
Transaction Systems Architect, Inc.* (Software)	490	16,493
Trident Microsystems, Inc.* (Software)	490	8,992
Unisys Corp.* (Computers)	3,430	31,350
United Online, Inc. (Internet)	490	8,080
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	980	39,259
VeriFone Holdings, Inc.* (Software)	490	17,273
VeriSign, Inc.* (Internet)	2,450	77,739
Western Digital Corp.* (Computers)	1,960	37,926
Xerox Corp.* (Office/Business Equipment)	9,310	172,049
Xilinx, Inc. (Semiconductors)	2,940	78,704
Yahoo!, Inc.* (Internet)	12,740	345,636

TOTAL COMMON STOCKS
(Cost $13,953,022)		21,512,985

TOTAL INVESTMENT SECURITIES
(Cost $13,953,022)—100.6%		21,512,985
Net other assets (liabilities)—(0.6)%		(127,080)

NET ASSETS—100.0%		$21,385,905

*	Non-income producing security
ADR	American Depositary Receipt
ProFund VP Technology invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Commercial Services	0.2%
Computers	28.1%
Distribution/Wholesale	0.4%
Electronics	0.1%
Engineering & Construction	0.1%
Entertainment	0.1%
Internet	10.3%
Machinery-Diversified	0.1%
Office/Business Equipment	1.3%
Semiconductors	19.9%
Software	20.3%
Telecommunications	19.7%
Other**	(0.6)%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Technology (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $13,953,022)	$21,512,985
Cash	4,469
Dividends and interest receivable	3,003
Prepaid expenses	184

Total Assets	21,520,641

Liabilities:
Payable for capital shares redeemed	104,940
Advisory fees payable	11,707
Management services fees payable	1,561
Administration fees payable	473
Administrative services fees payable	4,732
Distribution fees payable	5,633
Trustee fees payable	4
Transfer agency fees payable	956
Fund accounting fees payable	768
Compliance services fees payable	120
Other accrued expenses	3,842

Total Liabilities	134,736

Net Assets	$21,385,905

Net Assets consist of:
Capital	$27,351,809
Accumulated net investment income (loss)	(84,257)
Accumulated net realized gains (losses) on investments	(13,441,610)
Net unrealized appreciation (depreciation) on investments	7,559,963

Net Assets	$21,385,905

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,334,043

Net Asset Value (offering and redemption price per share)	$16.03

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$54,089
Interest	1,036

Total Investment Income	55,125

Expenses:
Advisory fees	64,133
Management services fees	12,827
Administration fees	3,139
Transfer agency fees	2,304
Administrative services fees	23,704
Distribution fees	21,378
Custody fees	7,109
Fund accounting fees	3,527
Trustee fees	111
Compliance services fees	169
Other fees	5,257

Total Gross Expenses before reductions	143,658
Less Expenses reduced by the Advisor	(4,276)

Total Net Expenses	139,382

Net Investment Income (Loss)	(84,257)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	253,195
Change in net unrealized appreciation/depreciation on investments	599,537

Net Realized and Unrealized Gains (Losses) on Investments	852,732

Change in Net Assets Resulting from Operations	$768,475

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Technology

Statements of Changes in Net Assets
	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$(84,257)	$(197,699)
Net realized gains (losses) on investments	253,195	650,505
Change in net unrealized appreciation/depreciation on investments	599,537	1,004,213

Change in net assets resulting from operations	768,475	1,457,019

Distributions to Shareholders From:
Net realized gains on investments	—	(1,507,440)

Change in net assets resulting from distributions	—	(1,507,440)

Capital Transactions:
Proceeds from shares issued	35,567,479	50,049,897
Dividends reinvested	—	1,507,440
Value of shares redeemed	(33,467,275)	(52,705,486)

Change in net assets resulting from capital transactions	2,100,204	(1,148,149)

Change in net assets	2,868,679	(1,198,570)
Net Assets:
Beginning of period	18,517,226	19,715,796

End of period	$21,385,905	$18,517,226

Accumulated net investment income (loss)	$(84,257)	$—

Share Transactions:
Issued	2,313,459	3,367,824
Reinvested	—	108,998
Redeemed	(2,232,811)	(3,545,601)

Change in shares	80,648	(68,779)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Technology

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002

Net Asset Value, Beginning of Period	$14.77		$14.91	$15.30	$15.56	$10.66	$17.97

Investment Activities:
Net investment income (loss)(a)	(0.07)		(0.16)	(0.19)	0.06	(0.20)	(0.24)
Net realized and unrealized gains (losses) on investments	1.33		1.27	0.40	(0.14)	5.10	(7.07)

Total income (loss) from investment activities	1.26		1.11	0.21	(0.08)	4.90	(7.31)

Distributions to Shareholders From:
Net investment income	—		—	(0.05)	—	—	—
Net realized gains on investments	—		(1.25)	(0.55)	(0.18)	—	—

Total distributions	—		(1.25)	(0.60)	(0.18)	—	—

Net Asset Value, End of Period	$16.03		$14.77	$14.91	$15.30	$15.56	$10.66

Total Return	8.46	%(b)	8.07%	1.22%	(0.43)%	45.97%	(40.68)%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.78%	1.89%	1.87%	1.93%	2.27%
Net expenses(c)	1.63%		1.68%	1.89%	1.87%	1.93%	1.98%
Net investment income (loss)(c)	(0.99)%		(1.07)%	(1.29)%	0.40%	(1.47)%	(1.77)%

Supplemental Data:
Net assets, end of period (000’s)	$21,386		$18,517	$19,716	$24,476	$30,631	$15,271
Portfolio turnover rate(d)	181	%(b)	254%	381%	497%	702%	1,208%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Telecommunications

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Telecommunications seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	72%
Swap Agreements	27%

Total Exposure	99%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

AT&T, Inc.	24.9%
Verizon Communications, Inc.	21.8%
Sprint Corp.	4.6%
Alltel Corp.	4.3%
Qwest Communications International, Inc.	2.7%

Dow Jones U.S. Telecommunications Index - Composition
% of Index

Fixed Line Telecommunications	81%
Mobile Telecommunications	19%

PROFUNDS VP ProFund VP Telecommunications (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (72.2%)
	Shares	Value

Alltel Corp. (Telecommunications)	56,430	$3,811,847
AT&T, Inc. (Telecommunications)	535,335	22,216,402
CenturyTel, Inc. (Telecommunications)	16,929	830,367
Cincinnati Bell, Inc.* (Telecommunications)	39,501	228,316
Citizens Communications Co. (Telecommunications)	56,430	861,686
Dobson Communications Corp.—Class A* (Telecommunications)	24,453	271,673
Embarq Corp. (Telecommunications)	24,453	1,549,587
IDT Corp.—Class B (Telecommunications)	7,524	77,648
Leap Wireless International, Inc.* (Telecommunications)	7,524	635,778
Leucadia National Corp. (Holding Companies-Diversified)	26,334	928,274
Level 3 Communications, Inc.* (Telecommunications)	208,791	1,221,427
NII Holdings, Inc.—Class B* (Telecommunications)	24,453	1,974,335
Qwest Communications International, Inc.* (Telecommunications)	248,292	2,408,432
RCN Corp. (Telecommunications)	5,643	106,032
Sprint Corp. (Telecommunications)	199,321	4,127,938
TeleCorp PCS, Inc.—Class A*(a) (Telecommunications)	952	—
Telephone & Data Systems, Inc. (Telecommunications)	7,524	470,777
Telephone & Data Systems, Inc.-Special Shares (Telecommunications)	7,524	433,006
Time Warner Telecom, Inc.—Class A* (Telecommunications)	22,572	453,697
US Cellular Corp.* (Telecommunications)	1,881	170,419
Verizon Communications, Inc. (Telecommunications)	472,131	19,437,633
Virgin Media, Inc. (Telecommunications)	43,263	1,054,319
Windstream Corp. (Telecommunications)	77,121	1,138,306

TOTAL COMMON STOCKS
(Cost $51,268,116)		64,407,899

Repurchase Agreements (0.1%)

	Principal Amount	Value

UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $89,037 (Collateralized by $89,000 Federal National Mortgage Association, 5.50%, 3/15/11, market value $91,198)	$89,000	$89,000

TOTAL REPURCHASE AGREEMENTS
(Cost $89,000)		89,000

TOTAL INVESTMENT SECURITIES
(Cost $51,357,116)—72.3%		64,496,899
Net other assets (liabilities)—27.7%		24,665,421

NET ASSETS—100.0%		$89,162,320

*	Non-income producing security
(a)	Escrowed security

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index expiring 7/3/07	$23,994,002	$(5,999)

ProFund VP Telecommunications invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Holding Companies-Diversified	1.0%
Telecommunications	71.2%
Other**	27.8%

** Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Telecommunications (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $51,268,116)	$64,407,899
Repurchase agreements, at cost	89,000

Total Investment Securities	64,496,899
Cash	292
Dividends and interest receivable	43,056
Receivable for investments sold	28,070,870
Prepaid expenses	701

Total Assets	92,611,818

Liabilities:
Payable for capital shares redeemed	3,313,309
Unrealized loss on swap agreements	5,999
Advisory fees payable	55,422
Management services fees payable	7,390
Administration fees payable	2,236
Administrative services fees payable	25,863
Distribution fees payable	18,499
Trustee fees payable	19
Transfer agency fees payable	4,491
Fund accounting fees payable	3,243
Compliance services fees payable	548
Other accrued expenses	12,479

Total Liabilities	3,449,498

Net Assets	$89,162,320

Net Assets consist of:
Capital	$78,412,881
Accumulated net investment income (loss)	871,398
Accumulated net realized gains (losses) on investments	(3,255,743)
Net unrealized appreciation (depreciation) on investments	13,133,784

Net Assets	$89,162,320

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,328,202

Net Asset Value (offering and redemption price per share)	$20.60

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$965,337
Interest	7,708

Total Investment Income	973,045

Expenses:
Advisory fees	251,853
Management services fees	50,371
Administration fees	12,263
Transfer agency fees	8,667
Administrative services fees	117,569
Distribution fees	83,951
Custody fees	7,829
Fund accounting fees	11,871
Trustee fees	425
Compliance services fees	674
Other fees	18,676

Total Gross Expenses before reductions	564,149
Less Expenses reduced by the Advisor	(16,791)

Total Net Expenses	547,358

Net Investment Income (Loss)	425,687

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,472,107
Net realized gains (losses) on swap agreements	(25,175)
Change in net unrealized appreciation/depreciation on investments	6,178,024

Net Realized and Unrealized Gains (Losses) on Investments	7,624,956

Change in Net Assets Resulting from Operations	$8,050,643

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Telecommunications

Statements of Changes in Net Assets

	For the six months ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$425,687	$445,711
Net realized gains (losses) on investments	1,446,932	646,687
Change in net unrealized appreciation/depreciation on investments	6,178,024	5,943,063

Change in net assets resulting from operations	8,050,643	7,035,461

Distributions to Shareholders From:
Net investment income	—	(219,464)

Change in net assets resulting from distributions	—	(219,464)

Capital Transactions:
Proceeds from shares issued	106,806,422	148,292,214
Dividends reinvested	—	219,464
Value of shares redeemed	(69,852,425)	(119,967,550)

Change in net assets resulting from capital transactions	36,953,997	28,544,128

Change in net assets	45,004,640	35,360,125
Net Assets:
Beginning of period	44,157,680	8,797,555

End of period	$89,162,320	$44,157,680

Accumulated net investment income (loss)	$871,398	$445,711

Share Transactions:
Issued	5,472,103	9,415,368
Reinvested	—	13,415
Redeemed	(3,596,596)	(7,628,922)

Change in shares	1,875,507	1,799,861

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Telecommunications

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002

Net Asset Value, Beginning of Period	$18.00		$13.48	$15.25	$13.74	$13.41	$21.57

Investment Activities:
Net investment income (loss)(a)	0.12		0.23	0.32	0.21	0.31	(0.10)

Net realized and unrealized gains (losses) on investments	2.48		4.37	(1.29)	1.91	0.02	(8.06)

Total income (loss) from investment activities	2.60		4.60	(0.97)	2.12	0.33	(8.16)

Distributions to Shareholders From:
Net investment income	—		(0.08)	(0.32)	(0.13)	—	—
Net realized gains on investments	—		—	(0.48)	(0.48)	—	—

Total distributions	—		(0.08)	(0.80)	(0.61)	—	—

Net Asset Value, End of Period	$20.60		$18.00	$13.48	$15.25	$13.74	$13.41

Total Return	14.38	%(b)	34.28%	(6.64)%	15.56%	2.46%	(37.83)%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.75%	1.91%	1.95%	2.06%	2.19%
Net expenses(c)	1.63%		1.68%	1.91%	1.95%	1.97%	1.98%
Net investment income (loss)(c)	1.27%		1.40%	2.25%	1.42%	2.40%	(0.72)%

Supplemental Data:
Net assets, end of period (000’s)	$89,162		$44,158	$8,798	$17,894	$7,488	$16,796
Portfolio turnover rate(d)	183	%(b)	525%	970%	1,048%	1,508%	1,290%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Utilities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exelon Corp.	7.7%
TXU Corp.	5.0%
Dominion Resources, Inc.	4.8%
Southern Co.	4.1%
Duke Energy Corp.	3.7%

Dow Jones U.S. Utilities Index - Composition
% of Index

Electricity	74%
Gas, Water & Multiutilities	26%

PROFUNDS VP ProFund VP Utilities (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (99.8%)
	Shares	Value

AGL Resources, Inc. (Gas)	15,712	$636,022
Allegheny Energy, Inc.* (Electric)	33,388	1,727,495
ALLETE, Inc. (Electric)	4,910	231,016
Alliant Energy Corp. (Electric)	22,586	877,466
Ameren Corp. (Electric)	41,244	2,021,369
American Electric Power, Inc. (Electric)	79,542	3,582,572
Aqua America, Inc. (Water)	26,514	596,300
Aquila, Inc.* (Electric)	74,632	305,245
Atmos Energy Corp. (Gas)	17,676	531,341
Avista Corp. (Electric)	10,802	232,783
Black Hills Corp. (Electric)	7,856	312,276
CenterPoint Energy, Inc. (Electric)	56,956	991,034
CLECO Corp. (Electric)	11,784	288,708
CMS Energy Corp. (Electric)	45,172	776,958
Consolidated Edison, Inc. (Electric)	54,010	2,436,931
Constellation Energy Group, Inc. (Electric)	36,334	3,167,235
Dominion Resources, Inc. (Electric)	70,704	6,102,462
DPL, Inc. (Electric)	22,586	640,087
DTE Energy Co. (Electric)	35,352	1,704,673
Duke Energy Corp. (Electric)	252,374	4,618,444
Edison International (Electric)	59,902	3,361,700
El Paso Electric Co.* (Electric)	8,838	217,061
Energen Corp. (Gas)	12,766	701,364
Energy East Corp. (Electric)	31,424	819,852
Entergy Corp. (Electric)	40,262	4,322,126
Equitable Resources, Inc. (Pipelines)	23,568	1,168,030
Exelon Corp. (Electric)	134,534	9,767,168
FirstEnergy Corp. (Electric)	60,884	3,941,021
FPL Group, Inc. (Electric)	74,632	4,234,620
Great Plains Energy, Inc. (Electric)	17,676	514,725
Hawaiian Electric Industries, Inc. (Electric)	16,694	395,481
IDACORP, Inc. (Electric)	8,838	283,170
Integrys Energy Group, Inc. (Electric)	14,730	747,253
KeySpan Corp. (Gas)	35,352	1,484,077
Mirant Corp.* (Electric)	52,046	2,219,762
National Fuel Gas Co. (Pipelines)	13,748	595,426
New Jersey Resources Corp. (Gas)	5,892	300,610
Nicor, Inc. (Gas)	8,838	379,327
NiSource, Inc. (Electric)	54,992	1,138,884
Northeast Utilities System (Electric)	30,442	863,335
Northwest Natural Gas Co. (Gas)	5,892	272,152
NorthWestern Corp. (Electric)	6,874	218,662
NRG Energy, Inc.* (Electric)	49,100	2,041,087
NSTAR (Electric)	21,604	701,050
ONEOK, Inc. (Gas)	20,622	1,039,555
Pepco Holdings, Inc. (Electric)	39,280	1,107,696
PG&E Corp. (Electric)	70,704	3,202,891
Piedmont Natural Gas Co., Inc. (Gas)	13,748	338,888
Pinnacle West Capital Corp. (Electric)	19,640	782,654
PNM Resources, Inc. (Electric)	13,748	382,057
PPL Corp. (Electric)	77,578	3,629,875
Progress Energy, Inc. (Electric)	52,046	2,372,777
Public Service Enterprise Group, Inc. (Electric)	50,082	4,396,198
Puget Energy, Inc. (Electric)	23,568	569,874
Questar Corp. (Pipelines)	35,352	1,868,353
Reliant Resources, Inc.* (Electric)	68,740	1,852,543
SCANA Corp. (Electric)	21,604	827,217
Sempra Energy (Gas)	47,136	2,791,865
Sierra Pacific Resources* (Electric)	44,190	775,976
Southern Co. (Electric)	151,228	5,185,608
Southern Union Co. (Gas)	20,622	672,071
Southwest Gas Corp. (Gas)	8,838	298,813
Spectra Energy Corp. (Pipelines)	125,696	3,263,068
TECO Energy, Inc. (Electric)	42,226	725,443
The AES Corp.* (Electric)	134,534	2,943,604
The Williams Cos., Inc. (Pipelines)	119,804	3,788,203
TXU Corp. (Electric)	93,290	6,278,417
UGI Corp. (Gas)	21,604	589,357
Unisource Energy Corp. (Electric)	6,874	226,086
Vectren Corp. (Gas)	15,712	423,124
Westar Energy, Inc. (Electric)	17,676	429,173
WGL Holdings, Inc. (Gas)	9,820	320,525
Wisconsin Energy Corp. (Electric)	23,568	1,042,413
Xcel Energy, Inc. (Electric)	82,488	1,688,529

TOTAL COMMON STOCKS
(Cost $89,289,800)		126,281,213

TOTAL INVESTMENT SECURITIES
(Cost $89,289,800)—99.8%		126,281,213
Net other assets (liabilities)—0.2%		243,663

NET ASSETS—100.0%		$126,524,876

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities (unaudited)	Schedule of Portfolio Investments June 30, 2007

ProFund VP Utilities invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Electric	82.3%
Gas	8.5%
Pipelines	8.5%
Water	0.5%
Other**	0.2%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $89,289,800)	$126,281,213
Cash	984
Dividends and interest receivable	248,329
Receivable for capital shares issued	219,046
Prepaid expenses	1,318

Total Assets	126,750,890

Liabilities:
Advisory fees payable	91,359
Management services fees payable	12,181
Administration fees payable	3,682
Administrative services fees payable	42,678
Distribution fees payable	30,582
Trustee fees payable	33
Transfer agency fees payable	9,342
Fund accounting fees payable	5,360
Compliance services fees payable	956
Other accrued expenses	29,841

Total Liabilities	226,014

Net Assets .	$126,524,876

Net Assets consist of:
Capital	$97,146,171
Accumulated net investment income (loss)	2,257,246
Accumulated net realized gains (losses) on investments	(9,869,954)
Net unrealized appreciation (depreciation) on investments	36,991,413

Net Assets .	$126,524,876

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,364,563

Net Asset Value (offering and redemption price per share)	$37.61

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$1,983,320
Interest	7,013

Total Investment Income	1,990,333

Expenses:
Advisory fees	513,985
Management services fees	102,798
Administration fees	20,464
Transfer agency fees	18,510
Administrative services fees	239,727
Distribution fees	171,328
Custody fees	16,818
Fund accounting fees	25,459
Trustee fees	903
Compliance services fees	1,287
Other fees	40,049

Total Gross Expenses before reductions	1,151,328
Less Expenses reduced by the Advisor	(34,267)

Total Net Expenses	1,117,061

Net Investment Income (Loss)	873,272

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,744,868)
Change in net unrealized appreciation/depreciation on investments	7,356,038

Net Realized and Unrealized Gains (Losses) on Investments	5,611,170

Change in Net Assets Resulting from Operations	$6,484,442

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities

Statements of Changes in Net Assets
	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$873,272	$1,383,974
Net realized gains (losses) on investments	(1,744,868)	2,499,279
Change in net unrealized appreciation/depreciation on investments	7,356,038	10,214,521

Change in net assets resulting from operations	6,484,442	14,097,774

Distributions to Shareholders From:
Net investment income	—	(1,460,131)

Change in net assets resulting from distributions	—	(1,460,131)

Capital Transactions:
Proceeds from shares issued	171,537,083	155,487,238
Dividends reinvested	—	1,460,131
Value of shares redeemed	(156,097,891)	(140,914,662)

Change in net assets resulting from capital transactions	15,439,192	16,032,707

Change in net assets	21,923,634	28,670,350
Net Assets:
Beginning of period	104,601,242	75,930,892

End of period	$126,524,876	$104,601,242

Accumulated net investment income (loss)	$2,257,246	$1,383,974

Share Transactions:
Issued	4,507,079	4,876,103
Reinvested	—	45,830
Redeemed	(4,144,912)	(4,481,616)

Change in shares	362,167	440,317

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Utilities

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002

Net Asset Value, Beginning of Period	$34.84		$29.64	$26.55	$22.38	$18.78	$24.69

Investment Activities:
Net investment income (loss)(a)	0.24		0.54	0.46	0.43	0.40	0.51

Net realized and unrealized gains (losses) on investments	2.53		5.11	3.04	4.26	3.61	(6.42)

Total income (loss) from investment activities	2.77		5.65	3.50	4.69	4.01	(5.91)

Distributions to Shareholders From:
Net investment income	—		(0.45)	(0.16)	(0.17)	(0.41)	—
Net realized gains on investments	—		—	(0.25)	(0.35)	—	—

Total distributions	—		(0.45)	(0.41)	(0.52)	(0.41)	—

Net Asset Value, End of Period	$37.61		$34.84	$29.64	$26.55	$22.38	$18.78

Total Return	7.95	%(b)	19.22%	13.06%	21.07%	21.37%	(23.94)%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.75%	1.89%	1.95%	2.06%	2.17%
Net expenses(c)	1.63%		1.68%	1.89%	1.95%	1.98%	1.98%
Net investment income (loss)(c)	1.27%		1.68%	1.56%	1.78%	1.98%	2.31%
Supplemental Data:

Net assets, end of period (000’s)	$126,525		$104,601	$75,931	$51,964	$22,653	$26,026
Portfolio turnover rate(d)	106	%(b)	153%	251%	569%	1,134%	1,461%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP U.S. Government Plus

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the daily performance of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

U.S. Treasury Obligations	26%
Futures Contracts	11%
Swap Agreements	89%

Total Exposure	126%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP ProFund VP U.S. Government Plus (unaudited)	Schedule of Portfolio Investments June 30, 2007

U.S. Government Agency Obligations (51.3%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 4.60%, 7/2/07+	$7,252,000	$7,251,073
Federal Farm Credit Bank, 4.60%, 7/2/07+	7,252,000	7,251,073
Federal Home Loan Bank, 4.60%, 7/2/07+	7,252,000	7,251,073
Federal Home Loan Mortgage Corp., 4.60%, 7/2/07+	7,252,000	7,251,073

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $29,004,292)		29,004,292

U.S. Treasury Obligations (25.5%)
U.S. Treasury Bonds, 4.75%, 2/15/37	15,300,000	14,420,251

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,094,562)		14,420,251

Repurchase Agreements (12.8%)
UBS, 4.98%, 7/2/07+, dated 6/29/07, with a repurchase price of $7,246,006 (Collateralized by $7,422,000 of various U.S. Government Agency Obligations, 5.125% - 5.50%, 9/2/08-12/5/11, market value $7,389,938)	7,243,000	7,243,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,243,000)		7,243,000

TOTAL INVESTMENT SECURITIES
(Cost $51,341,854)—89.6%		50,667,543
Net other assets (liabilities)—10.4%		5,879,700

NET ASSETS—100.0%		$56,547,243

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring September 2007 (Underlying face amount at value $6,245,875)	58	$75,158

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.75% due 2/15/37) expiring 6/30/07	$33,835,750	$440,664
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.75% due 2/15/37) expiring 6/30/07	16,588,000	251,455

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP U.S. Government Plus (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $44,098,854)	$43,424,543
Repurchase agreements, at cost	7,243,000

Total Investment Securities	50,667,543
Segregated cash balances with brokers for futures contracts	146,523
Segregated cash balances with custodian for swap agreements	382
Interest receivable	275,037
Unrealized gain on swap agreements	692,119
Receivable for capital shares issued	4,833,338
Variation margin on futures contracts	45,313
Prepaid and other expenses	3,109

Total Assets	56,663,364

Liabilities:
Cash overdraft	44,423
Payable for capital shares redeemed	16,478
Advisory fees payable	20,078
Management services fees payable	4,015
Administration fees payable	1,215
Administrative services fees payable	13,776
Distribution fees payable	10,821
Trustee fees payable	14
Transfer agency fees payable	3,063
Fund accounting fees payable	1,755
Compliance services fees payable	483

Total Liabilities	116,121

Net Assets	$56,547,243

Net Assets consist of:
Capital	$67,815,178
Accumulated net realized gains (losses) on investments	(11,360,901)
Net unrealized appreciation (depreciation) on investments	92,966

Net Assets	$56,547,243

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,001,665

Net Asset Value (offering and redemption price per share)	$28.25

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$1,424,584

Expenses:
Advisory fees	141,382
Management services fees	42,415
Administration fees	8,566
Transfer agency fees	6,066
Administrative services fees	96,866
Distribution fees	70,691
Custody fees	4,103
Fund accounting fees	8,268
Trustee fees	294
Compliance services fees	518
Other fees	11,046

Total Gross Expenses before reductions	390,215
Less Expenses reduced by the Advisor	(14,139)

Total Net Expenses	376,076

Net Investment Income (Loss)	1,048,508

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,050,388)
Net realized gains (losses) on futures contracts	(463,054)
Net realized gains (losses) on swap agreements	(3,395,476)
Change in net unrealized appreciation/depreciation on investments	(460,303)

Net Realized and Unrealized Gains (Losses) on Investments	(5,369,221)

Change in Net Assets Resulting from Operations	$(4,320,713)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP U.S. Government Plus

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$1,048,508	$2,347,372
Net realized gains (losses) on investments	(4,908,918)	(3,472,695)
Change in net unrealized appreciation/depreciation on investments	(460,303)	710,276

Change in net assets resulting from operations	(4,320,713)	(415,047)

Distributions to Shareholders From:
Net investment income	(1,048,508)	(2,347,372)

Change in net assets resulting from distributions	(1,048,508)	(2,347,372)

Capital Transactions:
Proceeds from shares issued	158,301,449	1,047,001,190
Dividends reinvested	1,048,508	2,347,372
Value of shares redeemed	(130,692,006)	(1,104,790,653)

Change in net assets resulting from capital transactions	28,657,951	(55,442,091)

Change in net assets	23,288,730	(58,204,510)
Net Assets:
Beginning of period	33,258,513	91,463,023

End of period	$56,547,243	$33,258,513

Share Transactions:
Issued	5,280,222	34,896,652
Reinvested	35,443	78,462
Redeemed	(4,415,242)	(36,667,054)

Change in shares	900,423	(1,691,940)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP U.S. Government Plus

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 through December 31, 2002(a)

Net Asset Value,
Beginning of Period	$30.20		$32.75	$30.74	$28.66	$34.12	$30.00

Investment Activities:
Net investment income (loss)(b)	0.55		1.04	0.75	0.25	0.06	0.12
Net realized and unrealized gains (losses) on investments	(1.95)		(2.55)	2.01	2.09	(0.90)	4.89

Total income (loss) from investment activities	(1.40)		(1.51)	2.76	2.34	(0.84)	5.01

Distributions to Shareholders From:
Net investment income	(0.55)		(1.04)	(0.75)	(0.25)	(0.06)	(0.89)
Net realized gains on investments	—		—	—	—	(3.23)	—
Return of capital	—		—	—	(0.01)	(1.33)	—

Total distributions	(0.55)		(1.04)	(0.75)	(0.26)	(4.62)	(0.89)

Net Asset Value, End of Period	$28.25		$30.20	$32.75	$30.74	$28.66	$34.12

Total Return	(4.72	)%(c)	(4.52)%	9.01%	8.18%	(2.55)%	16.90	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.38%		1.42%	1.59%	1.61%	1.74%	1.71%
Net expenses(d)	1.33%		1.38%	1.59%	1.61%	1.73%	1.71%
Net investment income (loss)(d)	3.71%		3.45%	2.32%	0.86%	0.18%	0.56%

Supplemental Data:
Net assets, end of period (000’s)	$56,547		$33,259	$91,463	$43,605	$36,776	$124,928
Portfolio turnover rate(e)	363	%(c)	1,308%	1,660%	1,258%	526%	269	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007
Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily performance of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(5)%
Swap Agreements	(122)%
Options	NM

Total Exposure	(127)%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.05%.
Holdings
The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	June 30, 2007
(unaudited)

U.S. Government Agency Obligations (81.1%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 4.60%, 7/2/07+	$24,467,000	$24,463,874
Federal Farm Credit Bank, 4.60%, 7/2/07+	24,467,000	24,463,874
Federal Home Loan Bank, 4.60%, 7/2/07+	24,467,000	24,463,874
Federal Home Loan Mortgage Corp., 4.60%, 7/2/07+	24,467,000	24,463,874

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $97,855,496)		97,855,496

Repurchase Agreements (20.3%)
UBS, 4.98%, 7/2/07,+ dated 6/29/07, with a repurchase price of $24,465,149 (Collateralized by $25,001,000 of various U.S. Government Agency Obligations, 4.75% - 5.50%, 8/3/07-3/15/11, market value $24,945,370)	24,455,000	24,455,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,455,000)		24,455,000

Options Purchased(NM)
	Contracts

30-year U.S. Treasury Note Call Option 132 expiring December 2007	350	3,209

TOTAL OPTIONS PURCHASED
(Cost $6,108)		3,209

TOTAL INVESTMENT SECURITIES
(Cost $122,316,604)—(101.4)%		122,313,705
Net other assets (liabilities)—(1.4)%		(1,700,218)

NET ASSETS—100.0%		$120,613,487

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring September 2007 (Underlying face amount at value $6,353,563)	59	$3,766

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.75% Due 2/15/37) 6/30/07	$(144,768,000)	$(1,929,221)
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.75% Due 2/15/37) 6/30/07	(1,602,250)	(185,698)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Rising Rates Opportunity
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $97,861,604)	$97,858,705
Repurchase agreements, at cost	24,455,000

Total Investment Securities	122,313,705
Cash	47,204
Segregated cash balances with brokers for futures contracts	38,636
Segregated cash balances with custodian for swap agreements	663
Interest receivable	6,766
Receivable for capital shares issued	620,907
Prepaid expenses	1,423

Total Assets	123,029,304

Liabilities:
Payable for capital shares redeemed	27,511
Unrealized loss on swap agreements	2,114,919
Variation margin on futures contracts	46,094
Advisory fees payable	73,408
Management services fees payable	9,788
Administration fees payable	2,966
Administrative services fees payable	49,713
Distribution fees payable	48,595
Trustee fees payable	28
Transfer agency fees payable	6,196
Fund accounting fees payable	4,284
Compliance services fees payable	825
Other accrued expenses	31,490

Total Liabilities	2,415,817

Net Assets	$120,613,487

Net Assets consist of:
Capital	$152,812,094
Accumulated net investment income (loss)	7,228,201
Accumulated net realized gains (losses) on investments	(37,312,756)
Net unrealized appreciation (depreciation) on investments	(2,114,052)

Net Assets	$120,613,487

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	5,397,338

Net Asset Value (offering and redemption price per share)	$22.35

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$3,012,543

Expenses:
Advisory fees	433,118
Management services fees	86,624
Administration fees	18,291
Transfer agency fees	19,231
Administrative services fees	165,646
Distribution fees	144,372
Custody fees	9,842
Fund accounting fees	26,157
Trustee fees	984
Compliance services fees	1,423
Other fees	35,886

Total Gross Expenses before reductions	941,574
Less Expenses reduced by the Advisor	(28,875)

Total Net Expenses	912,699

Net Investment Income (Loss)	2,099,844

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,139)
Net realized gains (losses) on futures contracts	157,780
Net realized gains (losses) on swap agreements	8,237,747
Change in net unrealized appreciation/depreciation on investments	(4,225,420)

Net Realized and Unrealized Gains (Losses) on Investments	4,163,968

Change in Net Assets Resulting from Operations	$6,263,812

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31, 2006

From Investment Activities: Operations:
Net investment income (loss)	$2,099,844	$5,128,357
Net realized gains (losses) on investments	8,389,388	7,414,638
Change in net unrealized appreciation/depreciation on investments	(4,225,420)	1,829,376

Change in net assets resulting from operations	6,263,812	14,372,371

Distributions to Shareholders From:
Net investment income	—	(2,305,564)

Change in net assets resulting from distributions	—	(2,305,564)

Capital Transactions:
Proceeds from shares issued	291,917,860	935,713,990
Dividends reinvested	—	2,305,564
Value of shares redeemed	(308,462,576)	(958,571,466)

Change in net assets resulting from capital transactions	(16,544,716)	(20,551,912)

Change in net assets	(10,280,904)	(8,485,105)
Net Assets:
Beginning of period	130,894,391	139,379,496

End of period	$120,613,487	$130,894,391

Accumulated net investment income (loss)	$7,228,201	$5,128,357

Share Transactions:
Issued	13,665,177	44,033,519
Reinvested	—	109,998
Redeemed	(14,590,386)	(45,105,553)

Change in shares	(925,209)	(962,036)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 through December 31, 2002(a)

Net Asset Value, Beginning of Period	$20.70		$19.13	$20.78	$23.32	$24.32	$30.00

Investment Activities:
Net investment income (loss)(b)	0.38		0.70	0.27	(0.10)	(0.23)	(0.09)
Net realized and unrealized gains (losses) on investments	1.27		1.26	(1.92)	(2.44)	(0.77)	(5.59)

Total income (loss) from investment activities
	1.65		1.96	(1.65)	(2.54)	(1.00)	(5.68)

Distributions to Shareholders From:
Net investment income	—		(0.39)	—	—	—	—

Net Asset Value, End of Period	$22.35		$20.70	$19.13	$20.78	$23.32	$24.32

Total Return	7.97	%(c)	10.15%	(7.89)%	(10.89)%	(4.11)%	(18.93	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.63%		1.64%	1.73%	1.75%	1.91%	2.13%
Net expenses(d)	1.58%		1.61%	1.73%	1.75%	1.91%	1.98%
Net investment income (loss)(d)	3.64%		3.31%	1.36%	(0.45)%	(0.94)%	(0.49)%
Supplemental Data:
Net assets, end of period (000’s)	$120,613		$130,894	$139,379	$179,638	$74,272	$7,168
Portfolio turnover rate(e)	—	(c)	—	—	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Money Market

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

Market Exposure
Investment Type	% of Net Assets

U.S. Government Agency Obligations	70%
Repurchase Agreements	18%

Total Exposure	88%

An investment in the ProFund VP Money Market is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP Money Market seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund VP Money Market.

PROFUNDS VP ProFund VP Money Market (unaudited)	Schedule of Portfolio Investments June 30, 2007

U.S. Government Agency Obligations (70.2%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 4.60%, 7/2/07	$28,182,000	$28,178,399
Federal Farm Credit Bank, 4.60%, 7/2/07	28,182,000	28,178,399
Federal Home Loan Bank, 4.60%, 7/2/07	28,182,000	28,178,399
Federal Home Loan Mortgage Corp., 4.60%, 7/2/07	28,182,000	28,178,399

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $112,713,596)		112,713,596

Repurchase Agreements (17.6%)
UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $28,182,691 (Collateralized by $28,842,000 of various U.S. Government Agency Obligations, 4.75% - 5.228%*, 7/24/07-5/7/10, market value $28,735,349)	28,171,000	28,171,000

TOTAL REPURCHASE AGREEMENTS
(Cost $28,171,000)		28,171,000

TOTAL INVESTMENT SECURITIES
(Cost $140,884,596)—87.8%		140,884,596
Net other assets (liabilities)—12.2%		19,595,539

NET ASSETS—100.0%		$160,480,135

*	Represents the effective yield or interest rate in effect at June 30, 2007.

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Money Market (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $112,713,596)	$112,713,596
Repurchase agreements, at cost	28,171,000

Total Investment Securities	140,884,596
Cash	1,033
Interest receivable	7,794
Receivable for capital shares issued	20,764,819
Prepaid expenses	2,144

Total Assets	161,660,386

Liabilities:
Payable for capital shares redeemed	925,843
Advisory fees payable	95,464
Management services fees payable	12,729
Administration fees payable	3,855
Administrative services fees payable	13,949
Distribution fees payable	92,430
Trustee fees payable	40
Transfer agency fees payable	7,985
Fund accounting fees payable	5,568
Compliance services fees payable	1,248
Other accrued expenses	21,140

Total Liabilities	1,180,251

Net Assets	$160,480,135

Net Assets consist of:
Capital	$160,480,135

Net Assets	$160,480,135

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	160,480,135

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$3,886,067

Expenses:
Advisory fees	557,170
Management services fees	111,435
Administration fees	22,299
Transfer agency fees	22,051
Administrative services fees	26,982
Distribution fees	185,723
Custody fees	9,474
Fund accounting fees	30,017
Trustee fees	1,071
Compliance services fees	1,736
Other fees	34,948

Total Gross Expenses before reductions	1,002,906
Less Expenses reduced by the Advisor	(37,146)

Total Net Expenses	965,760

Net Investment Income (Loss)	2,920,307

Change in Net Assets Resulting from Operations	$2,920,307

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Money Market

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$2,920,307	$4,894,152

Distributions to Shareholders From:
Net investment income	(2,920,307)	(4,894,152)

Change in net assets resulting from distributions	(2,920,307)	(4,894,152)

Capital Transactions:
Proceeds from shares issued	1,938,484,992	3,307,894,162
Dividends reinvested	2,920,307	4,894,152
Value of shares redeemed	(1,933,674,752)	(3,216,324,243)

Change in net assets resulting from capital transactions	7,730,547	96,464,071

Change in net assets	7,730,547	96,464,071
Net Assets:
Beginning of period	152,749,588	56,285,517

End of period	$160,480,135	$152,749,588

Share Transactions:
Issued	1,938,484,992	3,307,894,162
Reinvested	2,920,307	4,894,152
Redeemed	(1,933,674,752)	(3,216,324,243)

Change in shares	7,730,547	96,464,071

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Money Market

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2007		year ended	year ended	year ended	year ended	year ended
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value,
Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income (loss)	0.020		0.036	0.018	0.001	0.001	0.002

Distributions to Shareholders From:
Net investment income	(0.020)		(0.036)	(0.018)	(0.001)	(0.001)	(0.002)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	1.97	%(a)	3.68%	1.80%	0.08%	0.12%	0.21%
Ratios to Average Net Assets:
Gross expenses(b)	1.35%		1.33%	1.34%	1.35%	1.43%	1.51%
Net expenses(b)	1.30%		1.29%	1.34%	1.15%	0.93%	1.32%
Net investment income (loss)(b)	3.93%		3.65%	1.91%	0.05%	0.12%	0.22%
Supplemental Data:
Net assets, end of period (000’s)	$160,480		$152,750	$56,286	$30,701	$45,786	$69,179

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS VP

Notes to Financial Statements
June 30, 2007
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP Dow 30, ProFund VP OTC, ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP UltraSmall-Cap, ProFund VP UltraOTC, ProFund VP Bear, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap, ProFund VP Short Dow 30, ProFund VP Short OTC, ProFund VP UltraShort Dow 30, ProFund VP UltraShort OTC, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Biotechnology, ProFund VP Consumer Goods, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Health Care, ProFund VP Industrials, ProFund VP Internet, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Semiconductor, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Rising Rates Opportunity and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP”. Each non-money market ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s and ProFunds VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act.

For the non-money market ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The non-money market ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of June 30, 2007, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each non-money market ProFund VP, may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued or delayed delivery securities. As of June 30, 2007, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options

The non-money market ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of June 30, 2007 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements

The non-money market ProFunds VP may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFunds VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, which is generally no later than monthly, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

The non-money market ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund VP will enter into swap agreements only with large, well-capitalized and well established financial institutions. The creditworthiness of each of the firms, which is a party to a swap agreement, is monitored by the Advisor. Swap agreements are collateralized by cash and certain securities as indicated on the Schedule of Portfolio Investments of each particular ProFund VP.

Investment Transactions and Related Income

Investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the 44 active ProFunds VP included in this report, the Advisor serves as the investment advisor for each of the additional 58 active ProFunds in the ProFunds Trust not included in this report and each of the Funds in the Access One Trust and ProShares Trust (other trusts in the Fund Complex advised by the Advisor or an affiliate).

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually. ProFund VP Real Estate declares and pays dividends from net investment income quarterly. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

In addition, effective June 29, 2007, the ProFunds VP adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ VP tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then). The adoption of FIN 48 did not impact the ProFunds’ VP net assets or results of operations.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations as “Fees paid indirectly.”

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the ProFunds VP do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50%, of its average daily net assets.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays BISYS an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to BISYS by the Trust for support of the ProFunds VP Compliance Service Program. ProFunds Distributors, Inc. (the “Distributor”), an affiliate of BISYS, serves as the Trust’s distributor. Under the Amended and Restated Distribution Agreement dated July 1, 2006, for providing the distribution entity and infrastructure related platform the Distributor receives an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts. To the extent the Trusts cannot pay the Distributor such compensation and expense reimbursements in full pursuant to the Distribution and Shareholder Services Plan, it is contemplated that the Advisor, or an affiliate of the Advisor will pay any unpaid portion of such compensation and expense reimbursements to the Distributor. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives a base fee, service charges, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as reimbursement or compensation for distribution-related activities and/or shareholder services. Under the Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 0.25% (on an annual basis) of the average daily net assets of the applicable ProFund VP attributable to, or held in the name of the Authorized Firm for, its clients. Each ProFund VP may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers. During the period ended June 30, 2007, the Advisor, as an Authorized Firm, was reimbursed $924,512 for expenses incurred under the Plan in aggregate relating to the Trust.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One Trust and ProShares Trust will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $65,000. Independent Trustees will also receive $3,000 for attending each regular quarterly inperson meeting, $3,000 for attending each special in-person meeting and $1,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $41,500 ($83,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended June 30, 2007. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2006 through April 30, 2007, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses were limited to an annualized rate of 1.33% of its average daily net assets. ProFund VP Money Market’s operating expenses were limited to an annualized rate of 1.30% of its average daily net assets.

Effective May 1, 2007, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2007 through April 30, 2008 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses are limited to an annualized rate of 1.33% of its average daily net assets. ProFund VP Money Market’s operating expense are limited to an annualized rate of 1.30% of its average daily net assets.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. As of June 30, 2007, the reimbursements that may potentially be made by the ProFunds VP are as follows:

	Expires 12/31/07	Expires 12/31/08	Expires 4/30/10	Expires 4/30/11

ProFund VP Dow 30	$—	$—	$246	$—
ProFund VP OTC	—	—	3,520	—
ProFund VP Large-Cap Value	745	6,255	—	—
ProFund VP Mid-Cap Value	—	—	31,406	—
ProFund VP Small-Cap Value	—	—	4,722	—
ProFund VP Japan	—	—	5,380	—
ProFund VP Short Mid-Cap	890	10,621	7,642	825
ProFund VP Short Dow 30	—	—	2,703	80
ProFund VP Short OTC	—	—	3,792	—
ProFund VP UltraShort Dow 30	—	—	2,114	73
ProFund VP UltraShort OTC	—	—	1,986	75
ProFund VP Banks	—	4,416	11,566	—
ProFund VP Basic Materials	—	—	4,956	—
ProFund VP Biotechnology	—	—	4,773	—
ProFund VP Consumer Goods	819	10,635	16,859	—
ProFund VP Consumer Services	11,053	26,985	26,009	3,027
ProFund VP Financials	—	—	17,543	—
ProFund VP Industrials	1,646	16,304	21,802	—
ProFund VP Internet	—	—	9,192	—
ProFund VP Oil & Gas	—	—	62,332	—

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

	Expires 12/31/07	Expires 12/31/08	Expires 4/30/10	Expires 4/30/11

ProFund VP Pharmaceuticals	$—	$—	$3,031	$—
ProFund VP Real Estate	—	—	13,490	—
ProFund VP Semiconductor	1,386	—	5,644	488
ProFund VP Technology	—	—	12,383	—
ProFund VP Telecommunications	—	—	9,953	—
ProFund VP Utilities	—	—	27,384	—

During the period ended June 30, 2007, the Advisor voluntarily waived additional management services fees in the amounts listed below for the ProFunds VP. These fees were voluntarily waived to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

Waiver

ProFund VP Bull	$48,559
ProFund VP Small-Cap	26,436
ProFund VP Dow 30	1,902
ProFund VP OTC	14,778
ProFund VP Large-Cap Value	36,044
ProFund VP Large-Cap Growth	16,478
ProFund VP Mid-Cap Value	27,764
ProFund VP Mid-Cap Growth	20,735
ProFund VP Small-Cap Value	15,598
ProFund VP Small-Cap Growth	20,754
ProFund VP Asia 30	33,244
ProFund VP Europe 30	35,842
ProFund VP Japan	16,395
ProFund VP UltraBull	18,883
ProFund VP UltraMid-Cap	24,341
ProFund VP UltraSmall-Cap	13,509
ProFund VP UltraOTC	15,882
ProFund VP Bear	9,477
ProFund VP Short Mid-Cap	884
ProFund VP Short Small-Cap	7,392
ProFund VP Short Dow 30	59
ProFund VP Short OTC	9,254
ProFund VP UltraShort Dow 30	56
ProFund VP UltraShort OTC	41
ProFund VP Banks	2,647
ProFund VP Basic Materials	14,799
ProFund VP Biotechnology	3,476
ProFund VP Consumer Goods	4,573
ProFund VP Consumer Services	1,884
ProFund VP Financials	10,646
ProFund VP Health Care	17,941
ProFund VP Industrials	4,533
ProFund VP Internet	2,332
ProFund VP Oil & Gas	36,256
ProFund VP Pharmaceuticals	6,163
ProFund VP Precious Metals	26,809
ProFund VP Real Estate	20,300
ProFund VP Semiconductor	1,797
ProFund VP Technology	4,276
ProFund VP Telecommunications	16,791
ProFund VP Utilities	34,267
ProFund VP U.S. Government Plus	14,139
ProFund VP Rising Rates Opportunity	28,875
ProFund VP Money Market	37,146

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2007 were as follows:

	Purchases	Sales

ProFund VP Bull	$116,167,455	$224,424,565
ProFund VP Small-Cap	4,382,313	25,457,457
ProFund VP Dow 30	123,192,716	128,725,621
ProFund VP OTC	24,973,649	49,729,984
ProFund VP Large-Cap Value	218,410,280	254,991,427
ProFund VP Large-Cap Growth	81,284,674	92,902,851
ProFund VP Mid-Cap Value	233,064,768	262,484,273
ProFund VP Mid-Cap Growth	239,173,667	198,570,055
ProFund VP Small-Cap Value	133,628,492	192,911,927
ProFund VP Small-Cap Growth	168,071,713	150,511,363
ProFund VP Asia 30	117,831,686	163,310,361
ProFund VP Europe 30	211,820,686	193,396,440
ProFund VP UltraBull	313,383,843	320,206,272
ProFund VP UltraMid-Cap	267,918,183	255,659,664
ProFund VP UltraSmall-Cap	136,910,523	149,827,796
ProFund VP UltraOTC	296,538,531	310,203,389
ProFund VP Banks	22,951,337	27,625,544
ProFund VP Basic Materials	130,291,627	75,383,253
ProFund VP Biotechnology	33,974,344	35,491,306
ProFund VP Consumer Goods	37,052,059	41,266,811
ProFund VP Consumer Services	21,744,337	23,656,525
ProFund VP Financials	29,448,323	46,051,415
ProFund VP Health Care	64,261,110	73,104,698
ProFund VP Industrials	71,324,863	39,871,015
ProFund VP Internet	27,035,395	24,036,552
ProFund VP Oil & Gas	147,884,758	118,387,613
ProFund VP Pharmaceuticals	56,814,794	59,353,618
ProFund VP Real Estate	304,836,937	318,598,566
ProFund VP Semiconductor	42,212,462	37,717,904
ProFund VP Technology	33,005,489	30,878,539
ProFund VP Telecommunications	131,505,422	108,669,216
ProFund VP Utilities	159,341,685	142,942,693

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2007 were as follows:

	Purchases	Sales

ProFund VP U.S. Government Plus	$99,766,184	$95,842,700

5.	Concentration Risk

Each Sector ProFund VP, ProFund VP Dow 30, ProFund VP Asia 30, ProFund VP Short Dow 30 and ProFund VP UltraShort Dow 30 may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds VP are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. Each of ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Short Mid-Cap, ProFund VP Short Small-Cap and ProFund VP Short OTC may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. Each of ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Japan and ProFund VP Precious Metals may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2006, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these Carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 12/31/11	Expires 12/31/12	Expires 12/31/13	Expires 12/31/14	Total

ProFund VP Dow 30	$—	$—	$—	$212,911	$212,911
ProFund VP OTC	—	—	—	3,476,760	3,476,760
ProFund VP Asia 30	—	321,648	3,398	—	325,046
ProFund VP Japan	—	—	—	1,864,160	1,864,160
ProFund VP UltraSmall-Cap	—	—	7,014,336	—	7,014,336
ProFund VP UltraOTC	—	—	—	6,953,883	6,953,883
ProFund VP Bear	23,991,155	9,474,329	3,069,606	7,512,896	44,047,986
ProFund VP Short Mid-Cap	—	29,659	636,919	2,273,133	2,939,711
ProFund VP Short Small-Cap	—	34,822	423,868	7,270,343	7,729,033
ProFund VP Short Dow 30	—	—	—	107,692	107,692
ProFund VP Short OTC	15,295,243	17,059,717	2,225,939	3,507,939	38,088,838
ProFund VP UltraShort Dow 30	—	—	—	28,599	28,599
ProFund VP UltraShort OTC	—	—	—	27,391	27,391
ProFund VP Banks	—	—	122,207	—	122,207
ProFund VP Basic Materials	—	—	1,938,392	2,128,286	4,066,678
ProFund VP Biotechnology	—	—	—	1,478,851	1,478,851
ProFund VP Consumer Goods	—	234,177	113,085	—	347,262
ProFund VP Consumer Services	—	—	172,236	—	172,236
ProFund VP Health Care	1,381,236	545,130	231,706	—	2,158,072
ProFund VP Industrials	—	—	105,745	—	105,745
ProFund VP Internet	—	—	—	43,573	43,573
ProFund VP Pharmaceuticals	1,489,606	938,481	1,453,587	424,035	4,305,709
ProFund VP Precious Metals	—	1,402,766	—	463,980	1,866,746
ProFund VP Semiconductor	—	—	—	1,003,398	1,003,398
ProFund VP Technology	—	—	—	635,501	635,501
ProFund VP Telecommunications	—	—	929,750	—	929,750
ProFund VP U.S. Government Plus	1,671,792	581,813	—	2,734,670	4,988,275
ProFund VP Rising Rates Opportunity	—	21,517,217	22,965,205	—	44,482,422

As of the latest tax year end of December 31, 2006, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires 12/31/08	Expires 12/31/09	Expires 12/31/10	Expires 12/31/11	Expires 12/31/12	Expires 12/31/13	Total

ProFund VP OTC	$—	$—	$15,203,537	$1,424,903	$6,628,365	$—	$23,256,805
ProFund VP Mid-Cap Value	—	—	—	1,376,066	1,618,391	—	2,994,457
ProFund VP Europe 30	927,883	10,516,081	5,807,241	3,450,241	3,425,937	—	24,127,383
ProFund VP Japan	—	—	436,173	92,208	—	—	528,381
ProFund VP UltraBull	—	6,605,770	5,004,296	1,935,011	195,963	2,083,596	15,824,636
ProFund VP UltraMid-Cap	—	—	1,237,920	—	—	—	1,237,920
ProFund VP UltraSmall-Cap	—	4,630,024	1,543,341	—	—	—	6,173,365
ProFund VP UltraOTC	6,153,999	2,051,333	2,051,333	2,051,333	2,051,333	2,051,333	16,410,664
ProFund VP Bear	—	1,705,631	—	4,317,522	—	—	6,023,153
ProFund VP Short Small-Cap	—	34,606	5,700	5,700	—	—	46,006
ProFund VP Short OTC	—	—	2,768,700	4,652,572	—	—	7,421,272
ProFund VP Banks	—	—	871,766	460,650	577,640	—	1,910,056
ProFund VP Basic Materials	—	—	753,361	125,560	—	—	878,921
ProFund VP Biotechnology	—	—	8,130,906	1,350,907	—	—	9,481,813
ProFund VP Consumer Goods	—	—	815,104	150,776	—	—	965,880
ProFund VP Consumer Services	—	—	740,556	24,850	—	—	765,406
ProFund VP Financials	—	—	1,935,204	945,462	—	—	2,880,666
ProFund VP Health Care	—	441,193	3,868,989	680,216	—	—	4,990,398
ProFund VP Industrials	—	—	72,837	83,055	—	—	155,892
ProFund VP Oil & Gas	—	584,947	2,141,711	506,983	—	506,983	3,740,624

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

	Expires 12/31/08	Expires 12/31/09	Expires 12/31/10	Expires 12/31/11	Expires 12/31/12	Expires 12/31/13	Total

ProFund VP Precious Metals	$—	$—	$3,972,680	$764,478	$—	$—	4,737,158
ProFund VP Real Estate	—	—	2,464,696	616,174	—	—	3,080,870
ProFund VP Semiconductor	—	—	1,101,535	220,307	1,102,941	—	2,424,783
ProFund VP Technology	—	1,358,736	2,609,011	186,109	3,182,798	1,074,176	8,410,830
ProFund VP Telecommunications	—	775,798	750,298	381,524	—	—	1,907,620
ProFund VP Utilities	—	1,071,210	2,287,980	731,393	226,080	—	4,316,663
ProFund VP U.S. Government Plus	—	—	—	655,276	—	—	655,276
ProFund VP Rising Rates Opportunity	—	—	991,998	26,871	—	—	1,018,869

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 were as follows:

	Ordinary Income	Net Long-Term Gains	Total Distributions Paid

ProFund VP Bull	$3,838,095	$6,615,991	$10,454,086
ProFund VP Small-Cap	—	1,937,600	1,937,600
ProFund VP Large-Cap Value	1,449,475	—	1,449,475
ProFund VP Large-Cap Growth	899,976	—	899,976
ProFund VP Mid-Cap Value	8,831,490	5,244,072	14,075,562
ProFund VP Mid-Cap Growth	2,312,153	743,216	3,055,369
ProFund VP Small-Cap Value	—	3,876,765	3,876,765
ProFund VP Small-Cap Growth	14,103,765	3,867,760	17,971,525
ProFund VP Asia 30	427,520	—	427,520
ProFund VP Europe 30	563,768	2,744,870	3,308,638
ProFund VP Japan	6,224,426	12,683,325	18,907,751
ProFund VP UltraBull	2,808,383	—	2,808,383
ProFund VP UltraMid-Cap	9,481,967	2,479,181	11,961,148
ProFund VP UltraSmall-Cap	16,868	—	16,868
ProFund VP UltraOTC	27,392,163	—	27,392,163
ProFund VP Bear	917,468	—	917,468
ProFund VP Short Mid-Cap	50,953	—	50,953
ProFund VP Short Small-Cap	284,372	—	284,372
ProFund VP Short OTC	502,444	—	502,444
ProFund VP Banks	142,765	—	142,765
ProFund VP Basic Materials	84,905	—	84,905
ProFund VP Consumer Goods	13,509	—	13,509
ProFund VP Financials	196,539	—	196,539
ProFund VP Internet	—	1,363,944	1,363,944
ProFund VP Oil & Gas	11,591,552	550,296	12,141,848
ProFund VP Pharmaceuticals	79,670	—	79,670
ProFund VP Precious Metals	903,704	—	903,704
ProFund VP Real Estate	1,117,286	2,673,602	3,790,888
ProFund VP Semiconductor	99,030	—	99,030
ProFund VP Technology	1,460,700	46,740	1,507,440
ProFund VP Telecommunications	219,464	—	219,464
ProFund VP Utilities	1,460,131	—	1,460,131
ProFund VP U.S. Government Plus	2,213,142	—	2,213,142
ProFund VP Rising Rates Opportunity	2,305,564	—	2,305,564
ProFund VP Money Market	4,590,652	—	4,590,652

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

As of the latest tax year ended December 31, 2006, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)

ProFund VP Bull	$2,622,613	$—	$—	$—	$45,119,119	$47,741,732
ProFund VP Small-Cap	3,474,877	8,256,975	—	—	13,343,514	25,075,366
ProFund VP Dow 30	65,278	—	—	(212,911)	12,970	(134,663)
ProFund VP OTC	—	—	—	(26,733,565)	13,868,514	(12,865,051)
ProFund VP Large-Cap Value	4,939,707	777,088	—	—	10,695,189	16,411,984
ProFund VP Large-Cap Growth	1,062,068	343,823	—	—	4,744,116	6,150,007
ProFund VP Mid-Cap Value	343,445	1,857,774	—	(2,994,457)	10,417,360	9,624,122
ProFund VP Mid-Cap Growth	1,565,398	4,837,993	—	—	5,118,298	11,521,689
ProFund VP Small-Cap Value	2,612,774	3,076,187	—	—	7,509,901	13,198,862
ProFund VP Small-Cap Growth	5,194,483	6,648,440	—	—	9,856,844	21,699,767
ProFund VP Asia 30	138,700	—	—	(325,046)	41,697,747	41,511,401
ProFund VP Europe 30	2,790,426	1,137,287	—	(24,127,383)	31,341,283	11,141,613
ProFund VP Japan	2,406,260	—	—	(2,392,541)	—	13,719
ProFund VP UltraBull	4,543,078	3,034,028	—	(15,824,636)	6,120,197	(2,127,333)
ProFund VP UltraMid-Cap	1,752,342	598,106	—	(1,237,920)	5,088,057	6,200,585
ProFund VP UltraSmall-Cap	511,925	—	—	(13,187,701)	2,511,296	(10,164,480)
ProFund VP UltraOTC	—	—	—	(23,364,547)	(24,440,922)	(47,805,469)
ProFund VP Bear	1,685,377	—	—	(50,071,139)	111,875	(48,273,887)
ProFund VP Short Mid-Cap	257,064	—	—	(2,939,711)	25,491	(2,657,156)
ProFund VP Short Small-Cap	1,250,161	—	—	(7,775,039)	61,855	(6,463,023)
ProFund VP Short Dow 30	17,458	—	—	(107,692)	580	(89,654)
ProFund VP Short OTC	1,955,739	—	—	(45,510,110)	58,550	(43,495,821)
ProFund VP UltraShort Dow 30	2,465	—	—	(28,599)	1,423	(24,711)
ProFund VP UltraShort OTC	2,299	—	—	(27,391)	1,379	(23,713)
ProFund VP Banks	300,628	—	—	(2,032,263)	1,884,498	152,863
ProFund VP Basic Materials	321,148	—	—	(4,945,599)	5,196,204	571,753
ProFund VP Biotechnology	—	—	—	(10,960,664)	1,650,869	(9,309,795)
ProFund VP Consumer Goods	126,919	—	—	(1,313,142)	1,772,480	586,257
ProFund VP Consumer Services	—	—	—	(937,642)	857,769	(79,873)
ProFund VP Financials	349,425	—	—	(2,880,666)	8,843,420	6,312,179
ProFund VP Health Care	—	—	—	(7,148,470)	6,869,059	(279,411)
ProFund VP Industrials	—	—	—	(261,637)	2,142,348	1,880,711
ProFund VP Internet	68,886	—	—	(43,573)	3,219,413	3,244,726
ProFund VP Oil & Gas	—	4,258,910	—	(3,740,624)	53,015,713	53,533,999
ProFund VP Pharmaceuticals	216,589	—	—	(4,305,709)	157,349	(3,931,771)
ProFund VP Precious Metals	4,327,698	—	—	(6,603,904)	2,278,900	2,694
ProFund VP Real Estate	582,672	1,460,682	—	(3,080,870)	20,413,077	19,375,561
ProFund VP Semiconductor	—	—	—	(3,428,181)	187,948	(3,240,233)
ProFund VP Technology	—	—	—	(9,046,331)	2,311,952	(6,734,379)
ProFund VP Telecommunications	1,242,425	287,722	—	(2,837,370)	4,006,019	2,698,796
ProFund VP Utilities	1,401,043	1,096,217	—	(4,316,663)	24,713,666	22,894,263
ProFund VP U.S. Government Plus	134,230	—	(134,230)	(5,643,551)	(255,163)	(5,898,714)
ProFund VP Rising Rates Opportunity	5,128,357	—	—	(45,501,291)	1,910,515	(38,462,419)
ProFund VP Money Market	410,212	—	(410,212)	—	—	—

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2007.

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

At June 30, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ProFund VP Bull	$154,149,836	$45,369,098	$(410,805)	$44,958,293
ProFund VP Small-Cap	86,287,699	15,482,071	(2,075,617)	13,406,454
ProFund VP Dow 30	12,419,058	—	(330,294)	(330,294)
ProFund VP OTC	44,818,218	22,867,103	(271,575)	22,595,528
ProFund VP Large-Cap Value	110,078,158	17,217,388	(488,923)	16,728,465
ProFund VP Large-Cap Growth	62,275,556	6,707,627	(278,906)	6,428,721
ProFund VP Mid-Cap Value	69,071,734	15,598,917	(302,253)	15,296,664
ProFund VP Mid-Cap Growth	107,758,982	8,467,456	(940,202)	7,527,254
ProFund VP Small-Cap Value	37,103,027	9,576,246	(433,992)	9,142,254
ProFund VP Small-Cap Growth	93,989,631	13,249,795	(1,068,167)	12,181,628
ProFund VP Asia 30	103,007,515	51,286,162	(812,709)	50,473,453
ProFund VP Europe 30	156,776,903	37,957,935	(1,475,308)	36,482,627
ProFund VP Japan	46,510,545	—	(1,356)	(1,356)
ProFund VP UltraBull	52,360,556	10,266,095	(133,111)	10,132,984
ProFund VP UltraMid-Cap	100,299,797	8,892,880	(394,490)	8,498,390
ProFund VP UltraSmall-Cap	37,236,136	3,437,394	(309,191)	3,128,203
ProFund VP UltraOTC	66,100,476	—	(7,744,539)	(7,744,539)
ProFund VP Bear	31,095,883	44,929	(45,679)	(750)
ProFund VP Short Mid-Cap	5,952,639	—	(83)	(83)
ProFund VP Short Small-Cap	13,330,438	—	(2,476)	(2,476)
ProFund VP Short Dow 30	170,026	—	(22)	(22)
ProFund VP Short OTC	23,195,528	307	(1,887)	(1,580)
ProFund VP UltraShort Dow 30	100,033	—	(22)	(22)
ProFund VP UltraShort OTC	100,035	—	(37)	(37)
ProFund VP Banks	6,013,444	1,189,561	(5,882)	1,183,679
ProFund VP Basic Materials	82,210,379	12,871,383	(811,944)	12,059,439
ProFund VP Biotechnology	7,516,001	1,321,241	(20,527)	1,300,714
ProFund VP Consumer Goods	13,093,191	2,375,057	(49,031)	2,326,026
ProFund VP Consumer Services	3,690,309	962,204	(2,639)	959,565
ProFund VP Financials	25,043,712	7,287,753	(87,127)	7,200,626
ProFund VP Health Care	52,865,277	9,061,319	(147,401)	8,913,918
ProFund VP Industrials	39,565,901	3,707,827	(227,230)	3,480,597
ProFund VP Internet	8,780,049	4,186,183	(76,813)	4,109,370
ProFund VP Oil & Gas	116,947,938	68,975,469	(329,425)	68,646,044
ProFund VP Pharmaceuticals	15,227,073	513,330	(29,059)	484,271
ProFund VP Precious Metals	99,728,804	—	—	—
ProFund VP Real Estate	33,278,122	20,020,774	(169,814)	19,850,960
ProFund VP Semiconductor	9,444,069	812,173	(55,579)	756,594
ProFund VP Technology	18,245,290	3,342,591	(74,896)	3,267,695
ProFund VP Telecommunications	55,036,834	9,641,255	(181,190)	9,460,065
ProFund VP Utilities	95,407,568	31,299,937	(426,292)	30,873,645
ProFund VP U.S. Government Plus	51,761,700	—	(1,094,157)	(1,094,157)
ProFund VP Rising Rates Opportunity	122,316,604	48,782	(51,681)	(2,899)
ProFund VP Money Market	140,884,596	—	—	—

PROFUNDS VP

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2007 and held for the entire period from January 1, 2007 through June 30, 2007.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07	Expense Ratio During Period 1/1/07 - 6/30/07

ProFund VP Bull	$1,000.00	$1,060.20	$8.22	1.61%
ProFund VP Small-Cap	1,000.00	1,062.03	7.98	1.56%
ProFund VP Dow 30	1,000.00	1,080.00	7.01	1.36%
ProFund VP OTC	1,000.00	1,094.13	8.46	1.63%
ProFund VP Large-Cap Value	1,000.00	1,063.95	8.34	1.63%
ProFund VP Large-Cap Growth	1,000.00	1,054.84	8.51	1.67%
ProFund VP Mid-Cap Value	1,000.00	1,094.27	8.46	1.63%
ProFund VP Mid-Cap Growth	1,000.00	1,125.07	8.85	1.68%
ProFund VP Small-Cap Value	1,000.00	1,056.48	8.31	1.63%
ProFund VP Small-Cap Growth	1,000.00	1,098.99	8.85	1.70%
ProFund VP Asia 30	1,000.00	1,153.03	8.65	1.62%
ProFund VP Europe 30	1,000.00	1,127.50	8.49	1.61%
ProFund VP Japan	1,000.00	1,065.80	8.35	1.63%
ProFund VP UltraBull	1,000.00	1,097.32	8.48	1.63%
ProFund VP UltraMid-Cap	1,000.00	1,202.76	8.90	1.63%
ProFund VP UltraSmall-Cap	1,000.00	1,081.95	8.41	1.63%
ProFund VP UltraOTC	1,000.00	1,166.51	8.70	1.62%
ProFund VP Bear	1,000.00	969.75	7.96	1.63%
ProFund VP Short Mid-Cap	1,000.00	921.59	7.77	1.63%
ProFund VP Short Small-Cap	1,000.00	967.06	7.75	1.59%
ProFund VP Short Dow 30	1,000.00	952.84	7.89	1.63%
ProFund VP Short OTC	1,000.00	938.91	7.84	1.63%
ProFund VP UltraShort Dow 30	1,000.00	890.92	7.64	1.63%
ProFund VP UltraShort OTC	1,000.00	856.76	7.50	1.63%
ProFund VP Banks	1,000.00	951.64	7.89	1.63%
ProFund VP Basic Materials	1,000.00	1,189.18	8.85	1.63%
ProFund VP Biotechnology	1,000.00	987.52	8.03	1.63%
ProFund VP Consumer Goods	1,000.00	1,048.99	8.28	1.63%
ProFund VP Consumer Services	1,000.00	1,034.98	8.22	1.63%
ProFund VP Financials	1,000.00	984.74	8.02	1.63%
ProFund VP Health Care	1,000.00	1,050.20	8.29	1.63%
ProFund VP Industrials	1,000.00	1,126.04	8.59	1.63%
ProFund VP Internet	1,000.00	1,143.58	8.66	1.63%
ProFund VP Oil & Gas	1,000.00	1,173.75	8.79	1.63%

PROFUNDS VP

Expense Examples (continued) (unaudited)

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07	Expense Ratio During Period 1/1/07 - 6/30/07

ProFund VP Pharmaceuticals	$1,000.00	$1,048.67	$8.28	1.63%
ProFund VP Precious Metals	1,000.00	968.26	7.95	1.63%
ProFund VP Real Estate	1,000.00	927.19	7.79	1.63%
ProFund VP Semiconductor	1,000.00	1,111.06	8.53	1.63%
ProFund VP Technology	1,000.00	1,084.57	8.42	1.63%
ProFund VP Telecommunications	1,000.00	1,143.81	8.66	1.63%
ProFund VP Utilities	1,000.00	1,079.50	8.40	1.63%
ProFund VP U.S. Government Plus	1,000.00	952.83	6.44	1.33%
ProFund VP Rising Rates Opportunity	1,000.00	1,079.70	8.15	1.58%
ProFund VP Money Market	1,000.00	1,019.65	6.51	1.30%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07	Expense Ratio During Period 1/1/07 - 6/30/07

ProFund VP Bull	$1,000.00	$1,016.81	$8.05	1.61%
ProFund VP Small-Cap	1,000.00	1,017.06	7.80	1.56%
ProFund VP Dow 30	1,000.00	1,018.05	6.80	1.36%
ProFund VP OTC	1,000.00	1,016.71	8.15	1.63%
ProFund VP Large-Cap Value	1,000.00	1,016.71	8.15	1.63%
ProFund VP Large-Cap Growth	1,000.00	1,016.51	8.35	1.67%
ProFund VP Mid-Cap Value	1,000.00	1,016.71	8.15	1.63%
ProFund VP Mid-Cap Growth	1,000.00	1,016.46	8.40	1.68%
ProFund VP Small-Cap Value	1,000.00	1,016.71	8.15	1.63%
ProFund VP Small-Cap Growth	1,000.00	1,016.36	8.50	1.70%
ProFund VP Asia 30	1,000.00	1,016.76	8.10	1.62%
ProFund VP Europe 30	1,000.00	1,016.81	8.05	1.61%
ProFund VP Japan	1,000.00	1,016.71	8.15	1.63%
ProFund VP UltraBull	1,000.00	1,016.71	8.15	1.63%
ProFund VP UltraMid-Cap	1,000.00	1,016.71	8.15	1.63%
ProFund VP UltraSmall-Cap	1,000.00	1,016.71	8.15	1.63%
ProFund VP UltraOTC	1,000.00	1,016.76	8.10	1.62%
ProFund VP Bear	1,000.00	1,016.71	8.15	1.63%
ProFund VP Short Mid-Cap	1,000.00	1,016.71	8.15	1.63%
ProFund VP Short Small-Cap	1,000.00	1,016.91	7.95	1.59%
ProFund VP Short Dow 30	1,000.00	1,016.71	8.15	1.63%
ProFund VP Short OTC	1,000.00	1,016.71	8.15	1.63%
ProFund VP UltraShort Dow 30	1,000.00	1,016.71	8.15	1.63%
ProFund VP UltraShort OTC	1,000.00	1,016.71	8.15	1.63%
ProFund VP Banks	1,000.00	1,016.71	8.15	1.63%
ProFund VP Basic Materials	1,000.00	1,016.71	8.15	1.63%

PROFUNDS VP

Expense Examples (continued) (unaudited)

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07	Expense Ratio During Period 1/1/07 - 6/30/07

ProFund VP Biotechnology	$1,000.00	$1,016.71	$8.15	1.63%
ProFund VP Consumer Goods	1,000.00	1,016.71	8.15	1.63%
ProFund VP Consumer Services	1,000.00	1,016.71	8.15	1.63%
ProFund VP Financials	1,000.00	1,016.71	8.15	1.63%
ProFund VP Health Care	1,000.00	1,016.71	8.15	1.63%
ProFund VP Industrials	1,000.00	1,016.71	8.15	1.63%
ProFund VP Internet	1,000.00	1,016.71	8.15	1.63%
ProFund VP Oil & Gas	1,000.00	1,016.71	8.15	1.63%
ProFund VP Pharmaceuticals	1,000.00	1,016.71	8.15	1.63%
ProFund VP Precious Metals	1,000.00	1,016.71	8.15	1.63%
ProFund VP Real Estate	1,000.00	1,016.71	8.15	1.63%
ProFund VP Semiconductor	1,000.00	1,016.71	8.15	1.63%
ProFund VP Technology	1,000.00	1,016.71	8.15	1.63%
ProFund VP Telecommunications	1,000.00	1,016.71	8.15	1.63%
ProFund VP Utilities	1,000.00	1,016.71	8.15	1.63%
ProFund VP U.S. Government Plus	1,000.00	1,018.20	6.66	1.33%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.96	7.90	1.58%
ProFund VP Money Market	1,000.00	1,018.35	6.51	1.30%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

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ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trade-mark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver Sector SM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

06/07

Not just funds, ProFundsSM

Classic ProFunds VP
Large-Cap Value
Large-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30

Sector ProFunds VP
Financials
Health Care
Technology

Bond Benchmarked ProFunds VP
U.S. Government Plus
Rising Rates Opportunity

Semiannual Report
June 30, 2007

i	Message from the Chairman
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Large-Cap Value
8	ProFund VP Large-Cap Growth
15	ProFund VP Small-Cap Value
23	ProFund VP Small-Cap Growth
30	ProFund VP Asia 30
35	ProFund VP Europe 30
40	ProFund VP Financials
46	ProFund VP Health Care
51	ProFund VP Technology
56	ProFund VP U.S. Government Plus
60	ProFund VP Rising Rates Opportunity

64	Notes to Financial Statements

72	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2007.

During the period, the U.S. economy seemed poised to pull off the “soft landing” that the Federal Reserve had been hoping for. Gross Domestic Product (GDP) moderated during the first quarter, suggesting that the economys’ growth rate had slowed to less than 1% per year. But with most economic indicators pointing to stronger growth in the second quarter, most economists surveyed by the Wall Street Journal are forecasting 2-3% growth rates for the second half of 2007. However, a minority of economists worry that the consensus fails to factor in the negative impact that lower housing prices and higher mortgage rates will have on the consumers’ pocketbooks.

Equities Continued to March Forward . . .

 The broad U.S. equity market continued upward during the first six months of 2007, as evidenced by the S&P 500 Index, which returned 7.0% for the period. Other major indexes also posted solid six-month returns, including the Dow Jones Industrial Average 8.8%, the NASDAQ-100 Index 10.3%, the S&P MidCap 400 Index 12.0%, and the Russell 2000 Index 6.4%.

Looking under the hood, however, it was clear that not all the moving parts were moving in synch. Of the ten primary industry groups, as measured by the Dow Jones Sector indexes, the Basic Materials, Oil & Gas, and Telecommunications surged ahead, returning 20.0%, 18.3%, and 15.4%, respectively. Financials was the only industry group that turned in a negative performance for the period, –0.9%. Other industry groups that trailed the broader market averages included Consumer Services, Consumer Goods, and Health Care, with returns of 4.5%, 5.8%, and 5.9%, respectively.

. . . While Bonds Faltered

The Fed remained vigilant in its efforts to keep inflation under control, and held its key short-term interest rate, the Fed Funds Target Rate, steady, at 5.25%. The long end of the yield curve moved higher, as the 30-year bond yield went from 4.8% to 5.1% over the period, resulting in a –3.7% return for investors in the Long Bond.

 Navigate Today’s Markets

 Whatever direction the market takes, ProFunds believes investors should have abundant opportunities to increase potential return and reduce risk. That’s why we continue to offer innovative ways for investors to seek higher potential returns and reduced risk through exposure to a variety of U.S. and foreign equity, fixed income and currency market indexes.

As always, we deeply appreciate your continued trust in ProFunds VP.

Sincerely,

Michael Sapir
Chairman

This material must be preceded or accompanied by a current prospectus. Investing in the ProFunds VP involves certain risks, including in all or some cases, leverage, liquidity, concentration, non-diversification, repurchase agreement and inverse correlation risks. These risks can increase volatility and decrease performance. Please see the prospectus for a more complete description of these risks. All ProFunds VP permit active investment strategies, which can decrease performance.

i

PROFUNDS VP ProFund VP Large-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/CitigroupValue Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	NM

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM   Not meaningful, amount is less than 0.5%.

Largest Equity Holdings
Company	% of Net Assets

AT&T, Inc.	3.7%
Citigroup, Inc.	3.6%
General Electric Co.	3.4%
Bank of America Corp.	3.1%
J.P. Morgan Chase & Co.	2.4%

S&P 500/Citigroup Value Index - Composition
% of Index

Financial	31%
Communications	13%
Industrial	13%
Consumer Non-Cyclical	12%
Technology	8%
Energy	7%
Consumer Cyclical	6%
Utilities	6%
Basic Materials	4%

PROFUNDS VP ProFund VP Large-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (99.2%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	4,832	$419,369
Abbott Laboratories (Pharmaceuticals)	12,080	646,884
ACE, Ltd.ADR (Insurance)	6,040	377,621
Advanced Micro Devices, Inc.* (Semiconductors)	10,268	146,832
Aetna, Inc. (Healthcare-Services)	9,664	477,402
AFLAC, Inc. (Insurance)	3,020	155,228
Agilent Technologies, Inc.* (Electronics)	5,436	208,960
Air Products & Chemicals, Inc. (Chemicals)	4,228	339,804
Alcoa, Inc. (Mining)	15,704	636,483
Allegheny Energy, Inc.* (Electric)	2,416	125,004
Allegheny Technologies, Inc. (Iron/Steel)	1,208	126,695
Allied Waste Industries, Inc.* (Environmental Control)	4,832	65,039
Allstate Corp. (Insurance)	11,476	705,889
Alltel Corp. (Telecommunications)	6,644	448,802
Altera Corp. (Semiconductors)	3,020	66,833
Altria Group, Inc. (Agriculture)	19,328	1,355,666
Ameren Corp. (Electric)	3,624	177,612
American Electric Power, Inc. (Electric)	7,248	326,450
Ameriprise Financial, Inc. (Diversified Financial Services)	1,812	115,189
AmerisourceBergen Corp. (Pharmaceuticals)	3,624	179,279
Analog Devices, Inc. (Semiconductors)	3,624	136,407
AON Corp. (Insurance)	5,436	231,628
Apartment Investment and Management Co.—Class A (REIT)	1,812	91,361
Apple Computer, Inc.* (Computers)	7,248	884,546
Applied Materials, Inc. (Semiconductors)	16,308	324,040
Archer-Daniels-Midland Co. (Agriculture)	4,832	159,891
Archstone-Smith Trust (REIT)	4,228	249,917
Ashland, Inc. (Chemicals)	1,208	77,252
Assurant, Inc. (Insurance)	1,812	106,763
AT&T, Inc. (Telecommunications)	114,156	4,737,474
AutoNation, Inc.* (Retail)	3,020	67,769
Avalonbay Communities, Inc. (REIT)	1,208	143,607
Avaya, Inc.* (Telecommunications)	6,644	111,885
Avery Dennison Corp. (Household Products/Wares)	1,208	80,308
Baker Hughes, Inc. (Oil & Gas Services)	2,416	203,258
Bank of America Corp. (Banks)	81,540	3,986,491
Bank of New York Co., Inc. (Banks)	13,892	575,684
Bausch & Lomb, Inc. (Healthcare-Products)	1,208	83,884
BB&T Corp. (Banks)	9,664	393,131
Bear Stearns Cos., Inc. (Diversified Financial Services)	2,416	338,240
Bemis Co., Inc. (Packaging & Containers)	1,812	60,122
Big Lots, Inc.* (Retail)	1,208	35,539
Biogen Idec, Inc.* (Biotechnology)	3,020	161,570
BMC Software, Inc.* (Software)	2,416	73,205
Boeing Co. (Aerospace/Defense)	6,644	638,887
Boston Properties, Inc. (REIT)	2,416	246,746
Bristol-Myers Squibb Co. (Pharmaceuticals)	35,636	1,124,672
Broadcom Corp.—Class A* (Semiconductors)	4,228	123,669
Brunswick Corp. (Leisure Time)	1,812	59,126
Burlington Northern Santa Fe Corp. (Transportation)	3,624	308,547
CA, Inc. (Software)	6,040	156,013
Carnival Corp.ADR (Leisure Time)	3,020	147,285
Caterpillar, Inc. (Machinery-Construction & Mining)	5,436	425,639
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,208	44,092
CBS Corp.—Class B (Media)	14,496	483,007
CenterPoint Energy, Inc. (Electric)	5,436	94,586
Centex Corp. (Home Builders)	1,208	48,441
CenturyTel, Inc. (Telecommunications)	1,812	88,879
ChevronTexaco Corp. (Oil & Gas)	18,724	1,577,310
Chubb Corp. (Insurance)	7,248	392,407
Ciena Corp.* (Telecommunications)	1,208	43,645
CIGNA Corp. (Insurance)	1,812	94,623
Cincinnati Financial Corp. (Insurance)	3,020	131,068
Circuit City Stores, Inc. (Retail)	2,416	36,433
CIT Group, Inc. (Diversified Financial Services)	3,624	198,704
Citigroup, Inc. (Diversified Financial Services)	89,392	4,584,916
Citizens Communications Co. (Telecommunications)	6,040	92,231
Clear Channel Communications, Inc. (Media)	4,228	159,903
CMS Energy Corp. (Electric)	4,228	72,722
Coca-Cola Co. (Beverages)	15,100	789,881
Coca-Cola Enterprises, Inc. (Beverages)	4,832	115,968
Comcast Corp.—Special Class A* (Media)	38,656	1,087,007
Comerica, Inc. (Banks)	3,020	179,599
Compass Bancshares, Inc. (Banks)	1,208	83,328
Computer Sciences Corp.* (Computers)	3,020	178,633
Compuware Corp.* (Software)	6,644	78,798

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP Large-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

ConAgra Foods, Inc. (Food)	9,060	$243,352
ConocoPhillips (Oil & Gas)	30,200	2,370,700
CONSOL Energy, Inc. (Coal)	1,812	83,551
Consolidated Edison, Inc. (Electric)	4,832	218,020
Constellation Brands, Inc.* (Beverages)	1,812	43,995
Constellation Energy Group, Inc. (Electric)	1,208	105,301
Convergys Corp.* (Commercial Services)	1,208	29,282
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	2,416	137,929
Corning, Inc.* (Telecommunications)	20,536	524,695
Costco Wholesale Corp. (Retail)	8,456	494,845
CSX Corp. (Transportation)	7,852	353,968
Cummins, Inc. (Machinery-Diversified)	2,416	244,523
CVS Corp. (Retail)	12,080	440,316
Dean Foods Co. (Food)	1,208	38,499
Deere & Co. (Machinery-Diversified)	2,416	291,708
Developers Diversified Realty Corp. (REIT)	2,416	127,347
Dillards, Inc.—Class A (Retail)	1,208	43,403
DIRECTV Group, Inc.* (Media)	9,060	209,377
Dollar General Corp. (Retail)	1,812	39,719
Dominion Resources, Inc. (Electric)	6,644	573,444
Dover Corp. (Miscellaneous Manufacturing)	2,416	123,578
Dow Jones & Co., Inc. (Media)	1,208	69,400
DTE Energy Co. (Electric)	3,020	145,624
Du Pont (Chemicals)	16,912	859,806
Duke Energy Corp. (Electric)	22,952	420,022
Dynegy, Inc.—Class A* (Electric)	6,644	62,719
E* TRADE Financial Corp.** (Diversified Financial Services)	3,624	80,054
Eastman Chemical Co. (Chemicals)	1,208	77,711
Eastman Kodak Co. (Miscellaneous Manufacturing)	5,436	151,284
Eaton Corp. (Miscellaneous Manufacturing)	2,416	224,688
Edison International (Electric)	3,020	169,482
El Paso Corp. (Pipelines)	12,684	218,545
Electronic Data Systems Corp. (Computers)	9,664	267,983
Eli Lilly & Co. (Pharmaceuticals)	9,060	506,273
Embarq Corp. (Telecommunications)	2,416	153,102
EMC Corp.* (Computers)	25,368	459,161
Emerson Electric Co. (Electrical Components & Equipment)	9,664	452,275
Ensco International, Inc. (Oil & Gas)	1,208	73,700
Entergy Corp. (Electric)	3,624	389,036
Equifax, Inc. (Commercial Services)	1,208	53,659
Equity Residential Properties Trust (REIT)	5,436	248,045
Exelon Corp. (Electric)	6,040	438,504
Family Dollar Stores, Inc. (Retail)	1,208	41,459
Fannie Mae (Diversified Financial Services)	17,516	1,144,320
FedEx Corp. (Transportation)	1,812	201,078
Fifth Third Bancorp (Banks)	10,268	408,358
First Horizon National Corp. (Banks)	2,416	94,224
FirstEnergy Corp. (Electric)	6,040	390,969
Fluor Corp. (Engineering& Construction)	1,208	134,535
Ford Motor Co. (Auto Manufacturers)	34,428	324,312
Fortune Brands, Inc. (Household Products/Wares)	1,208	99,503
FPL Group, Inc. (Electric)	7,248	411,251
Franklin Resources, Inc. (Diversified Financial Services)	1,208	160,024
Freddie Mac (Diversified Financial Services)	4,832	293,302
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	6,040	500,233
Gannett Co., Inc. (Media)	4,228	232,329
General Electric Co. (Miscellaneous Manufacturing)	112,344	4,300,528
General Growth Properties, Inc. (REIT)	2,416	127,927
General Mills, Inc. (Food)	3,624	211,714
General Motors Corp. (Auto Manufacturers)	10,268	388,130
Genuine Parts Co. (Distribution/Wholesale)	3,020	149,792
Genworth Financial, Inc.—Class A (Diversified Financial Services)	7,852	270,109
Goodrich Corp. (Aerospace/Defense)	2,416	143,897
Halliburton Co. (Oil & Gas Services)	7,852	270,894
Harrah’s Entertainment, Inc. (Lodging)	1,208	102,994
Hartford Financial Services Group, Inc. (Insurance)	6,040	595,000
Hasbro, Inc. (Toys/Games/Hobbies)	3,020	94,858
Heinz (H.J.) Co. (Food)	6,040	286,719
Hercules, Inc.* (Chemicals)	1,208	23,737
Hess Corp. (Oil & Gas)	4,832	284,895
Hewlett-Packard Co. (Computers)	49,528	2,209,939
Hilton Hotels Corp. (Lodging)	3,020	101,079
Honeywell International, Inc. (Miscellaneous Manufacturing)	15,100	849,828
Host Marriott Corp. (REIT)	9,664	223,432
Hudson City Bancorp, Inc. (Savings & Loans)	3,624	44,285
Huntington Bancshares, Inc. (Banks)	4,228	96,145
IAC/InterActiveCorp* (Internet)	4,228	146,331
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,624	196,385
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	5,436	298,002
Integrys Energy Group, Inc. (Electric)	1,208	61,282
Intel Corp. (Semiconductors)	57,380	1,363,349
International Paper Co. (Forest Products & Paper)	8,456	330,207
Interpublic Group of Cos., Inc.* (Advertising)	6,040	68,856
J.C. Penney Co., Inc. (Holding Company) (Retail)	4,228	306,023
J.P. Morgan Chase & Co. (Diversified Financial Services)	62,816	3,043,435
Janus Capital Group, Inc. (Diversified Financial Services)	2,416	67,261
JDS Uniphase Corp.* (Telecommunications)	3,020	40,559
Johnson Controls, Inc. (Auto Parts & Equipment)	3,624	419,550
Jones Apparel Group, Inc. (Apparel)	1,812	51,189
Juniper Networks, Inc.* (Telecommunications)	6,040	152,027
KB Home (Home Builders)	604	23,779
KeyCorp (Banks)	7,248	248,824
KeySpan Corp. (Gas)	3,020	126,780
Kimberly-Clark Corp. (Household Products/Wares)	3,624	242,409
Kimco Realty Corp. (REIT)	3,020	114,971
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,208	24,716
Kraft Foods, Inc. (Food)	30,200	1,064,550
Kroger Co. (Food)	13,288	373,791
Legg Mason, Inc. (Diversified Financial Services)	604	59,422
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	3,020	66,591
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	6,040	450,101
Lennar Corp.—Class A (Home Builders)	1,208	44,164
Limited, Inc. (Retail)	6,040	165,798
Lincoln National Corp. (Insurance)	5,436	385,684
Linear Technology Corp. (Semiconductors)	2,416	87,411
Lockheed Martin Corp. (Aerospace/Defense)	3,624	341,127
Loews Corp. (Insurance)	8,456	431,087
LSI Logic Corp.* (Semiconductors)	4,832	36,288
M&T Bank Corp. (Banks)	604	64,568
Macy’s, Inc. (Retail)	9,664	384,434
Manor Care, Inc. (Healthcare-Services)	604	39,435
Marathon Oil Corp. (Oil & Gas)	13,288	796,748
Marriott International, Inc.—Class A (Lodging)	2,416	104,468
Marsh & McLennan Cos., Inc. (Insurance)	10,268	317,076
Marshall & Ilsley Corp. (Banks)	4,832	230,148
Masco Corp. (Building Materials)	7,248	206,351
Mattel, Inc. (Toys/Games/Hobbies)	3,624	91,651
Maxim Integrated Products, Inc. (Semiconductors)	2,416	80,719
MBIA, Inc. (Insurance)	1,208	75,162
McDonald’s Corp. (Retail)	10,268	521,204
McKesson Corp. (Commercial Services)	5,436	324,203

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Large-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

MeadWestvaco Corp. (Forest Products & Paper)	3,020	$106,666
Medco Health Solutions, Inc.* (Pharmaceuticals)	5,436	423,954
Mellon Financial Corp. (Banks)	4,832	212,608
MEMC Electronic Materials, Inc.* (Semiconductors)	1,812	110,749
Merck & Co., Inc. (Pharmaceuticals)	39,260	1,955,148
Meredith Corp. (Media)	604	37,206
Merrill Lynch & Co., Inc. (Diversified Financial Services)	16,308	1,363,023
MetLife, Inc. (Insurance)	7,852	506,297
MGIC Investment Corp. (Insurance)	604	34,343
Micron Technology, Inc.* (Semiconductors)	13,892	174,067
Microsoft Corp. (Software)	69,460	2,046,986
Molex, Inc. (Electrical Components & Equipment)	1,812	54,378
Molson Coors Brewing Co.—Class B (Beverages)	604	55,846
Monsanto Co. (Agriculture)	5,436	367,147
Monster Worldwide, Inc.* (Internet)	1,208	49,649
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	19,328	1,621,233
Motorola, Inc. (Telecommunications)	44,092	780,428
National City Corp. (Banks)	11,476	382,380
NCR Corp.* (Computers)	1,812	95,202
Newell Rubbermaid, Inc. (Housewares)	4,832	142,206
News Corp.—Class A (Media)	27,784	589,299
Nicor, Inc. (Gas)	604	25,924
NiSource, Inc. (Electric)	4,832	100,071
Nordstrom, Inc. (Retail)	1,812	92,629
Norfolk Southern Corp. (Transportation)	4,832	254,018
Northern Trust Corp. (Banks)	1,812	116,403
Northrop Grumman Corp. (Aerospace/Defense)	6,040	470,335
Novell, Inc.* (Software)	6,040	47,052
Novellus Systems, Inc.* (Semiconductors)	1,208	34,271
Occidental Petroleum Corp. (Oil & Gas)	5,436	314,636
Office Depot, Inc.* (Retail)	2,416	73,205
OfficeMax, Inc. (Retail)	1,208	47,474
PACCAR, Inc. (Auto Manufacturers)	4,228	368,005
Pall Corp. (Miscellaneous Manufacturing)	1,208	55,556
Parker Hannifin Corp. (Miscellaneous Manufacturing)	2,416	236,551
Peabody Energy Corp. (Coal)	3,020	146,108
PerkinElmer, Inc. (Electronics)	2,416	62,961
Pfizer, Inc. (Pharmaceuticals)	57,380	1,467,207
PG&E Corp. (Electric)	6,040	273,612
Pinnacle West Capital Corp. (Electric)	1,812	72,208
Plum Creek Timber Co., Inc. (Forest Products & Paper)	3,020	125,813
PNC Financial Services Group (Banks)	5,436	389,109
PPG Industries, Inc. (Chemicals)	3,020	229,852
PPL Corp. (Electric)	6,644	310,873
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,208	146,603
Principal Financial Group, Inc. (Insurance)	3,020	176,036
Progress Energy, Inc. (Electric)	4,832	220,291
Prologis (REIT)	4,228	240,573
Prudential Financial, Inc. (Insurance)	8,456	822,177
Public Service Enterprise Group, Inc. (Electric)	4,832	424,153
Public Storage, Inc. (REIT)	1,208	92,799
Pulte Homes, Inc. (Home Builders)	1,812	40,679
Qwest Communications International, Inc.* (Telecommunications)	28,992	281,222
R.R. Donnelley & Sons Co. (Commercial Services)	4,228	183,960
Raytheon Co. (Aerospace/Defense)	7,852	423,144
Regions Financial Corp. (Banks)	13,288	439,833
Reynolds American, Inc. (Agriculture)	3,020	196,904
Robert Half International, Inc. (Commercial Services)	1,812	66,138
Rockwell International Corp. (Machinery-Diversified)	1,812	125,825
Rohm& Haas Co. (Chemicals)	2,416	132,107
Rowan Cos., Inc. (Oil & Gas)	1,812	74,256
Ryder System, Inc. (Transportation)	1,208	64,990
SAFECO Corp. (Insurance)	1,812	112,815
Safeway, Inc. (Food)	7,852	267,204
Sara Lee Corp. (Food)	13,288	231,211
Schering-Plough Corp. (Pharmaceuticals)	15,704	478,030
Schlumberger, Ltd.ADR (Oil & Gas Services)	11,476	974,771
Schwab (Diversified Financial Services)	10,872	223,093
Sealed Air Corp. (Packaging & Containers)	1,208	37,472
Sears Holdings Corp.* (Retail)	1,812	307,134
Sempra Energy (Gas)	4,832	286,199
Sherwin-Williams Co. (Chemicals)	604	40,148
Simon Property Group, Inc. (REIT)	4,228	393,373
Snap-on, Inc. (Hand/Machine Tools)	1,208	61,016
Solectron Corp.* (Electronics)	16,912	62,236
Southern Co. (Electric)	13,288	455,645
Southwest Airlines Co. (Airlines)	9,060	135,085
Sovereign Bancorp, Inc. (Savings & Loans)	4,228	89,380
Spectra Energy Corp. (Pipelines)	9,060	235,198
Sprint Corp. (Telecommunications)	52,548	1,088,269
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,416	162,041
State Street Corp. (Banks)	3,020	206,568
Sun Microsystems, Inc.* (Computers)	49,528	260,517
Sunoco, Inc. (Oil & Gas)	1,208	96,253
SunTrust Banks, Inc. (Banks)	6,644	569,657
SuperValu, Inc. (Food)	3,624	167,864
Synovus Financial Corp. (Banks)	3,020	92,714
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,416	125,366
Target Corp. (Retail)	4,832	307,315
TECO Energy, Inc. (Electric)	3,624	62,260
Tektronix, Inc. (Electronics)	1,208	40,758
Tellabs, Inc.* (Telecommunications)	7,852	84,488
Temple-Inland, Inc. (Forest Products & Paper)	1,812	111,492
Tenet Healthcare Corp.* (Healthcare-Services)	8,456	55,049
Teradyne, Inc.* (Semiconductors)	3,624	63,710
Terex Corp.* (Machinery-Construction & Mining)	1,208	98,210
Texas Instruments, Inc. (Semiconductors)	16,308	613,670
Textron, Inc. (Miscellaneous Manufacturing)	2,416	266,026
The Dow Chemical Co. (Chemicals)	17,516	774,557
The E.W. Scripps Co.—Class A (Media)	604	27,597
The Gap, Inc. (Retail)	4,832	92,291
The Goldman Sachs Group, Inc. (Diversified Financial Services)	4,832	1,047,336
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	3,020	104,975
The New York Times Co.—Class A (Media)	2,416	61,366
The Stanley Works (Hand/Machine Tools)	1,208	73,326
The Travelers Companies, Inc. (Insurance)	12,684	678,594
The Williams Cos., Inc. (Pipelines)	7,248	229,182
Thermo Electron Corp.* (Electronics)	4,228	218,672
Time Warner, Inc. (Media)	72,480	1,524,979
Torchmark Corp. (Insurance)	604	40,468
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	3,020	320,060
Tribune Co. (Media)	3,624	106,546
TXU Corp. (Electric)	8,456	569,089
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	36,240	1,224,550
Tyson Foods, Inc.—Class A (Food)	4,832	111,329
U.S. Bancorp (Banks)	32,012	1,054,795
Union Pacific Corp. (Transportation)	4,832	556,405
Unisys Corp.* (Computers)	6,040	55,206
United Parcel Service, Inc.—Class B (Transportation)	6,644	485,012
United States Steel Corp. (Iron/Steel)	2,416	262,740
UnumProvident Corp. (Insurance)	6,040	157,704
UST, Inc. (Agriculture)	1,208	64,882

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Large-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

V.F. Corp. (Apparel)	1,208	$110,629
Valero Energy Corp. (Oil & Gas)	4,228	312,280
VeriSign, Inc.* (Internet)	2,416	76,660
Verizon Communications, Inc. (Telecommunications)	53,152	2,188,268
Viacom, Inc.—Class B* (Media)	7,852	326,879
Vornado Realty Trust (REIT)	1,208	132,687
Vulcan Materials Co. (Building Materials)	1,208	138,364
W.W. Grainger, Inc. (Distribution/Wholesale)	604	56,202
Wachovia Corp. (Banks)	34,428	1,764,435
Walt Disney Co. (Media)	21,744	742,340
Washington Mutual, Inc. (Savings & Loans)	16,912	721,128
Waste Management, Inc. (Environmental Control)	9,664	377,379
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	604	19,648
Weatherford International, Ltd.ADR* (Oil & Gas Services)	2,416	133,460
WellPoint, Inc.* (Healthcare-Services)	6,644	530,390
Wells Fargo & Co. (Banks)	61,608	2,166,753
Wendy’s International, Inc. (Retail)	604	22,197
Western Union Co. (Commercial Services)	7,248	150,976
Weyerhaeuser Co. (Forest Products & Paper)	4,228	333,716
Whirlpool Corp. (Home Furnishings)	1,208	134,330
Whole Foods Market, Inc. (Food)	1,208	46,266
Windstream Corp. (Telecommunications)	8,456	124,811
Wyndham Worldwide Corp.* (Lodging)	3,624	131,406
Xcel Energy, Inc. (Electric)	7,248	148,367
Xerox Corp.* (Office/Business Equipment)	17,516	323,696
Xilinx, Inc. (Semiconductors)	3,020	80,845
XL Capital, Ltd.—Class A (Insurance)	3,020	254,556
Zions Bancorp (Banks)	1,812	139,361

TOTAL COMMON STOCKS
(Cost $102,938,661)		126,806,623

TOTAL INVESTMENT SECURITIES
(Cost $102,938,661)—99.2%		126,806,623
Net other assets (liabilities)—0.8%		1,077,809

NET ASSETS—100.0%		$127,884,432

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $151,700)	2	$(815)

ProFund VP Large Cap-Value invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising	0.1%
Aerospace/Defense	1.6%
Agriculture	1.8%
Airlines	0.1%
Apparel	0.1%
Auto Manufacturers	0.9%
Auto Parts & Equipment	0.4%
Banks	10.9%
Beverages	0.7%
Biotechnology	0.1%
Building Materials	0.3%
Chemicals	2.1%
Coal	0.2%
Commercial Services	0.6%
Computers	3.4%
Distribution/Wholesale	0.1%
Diversified Financial Services	12.1%
Electric	5.1%
Electrical Components & Equipment	0.4%
Electronics	0.4%
Engineering & Construction	0.1%
Environmental Control	0.4%
Food	2.3%
Forest Products & Paper	0.9%
Gas	0.3%
Hand/Machine Tools	0.1%
Healthcare-Products	0.1%
Healthcare-Services	0.8%
Home Builders	NM
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	5.2%
Internet	0.2%
Iron/Steel	0.3%
Leisure Time	0.1%
Lodging	0.5%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.5%
Media	4.5%
Metal Fabricate/Hardware	0.1%
Mining	0.9%
Miscellaneous Manufacturing	6.8%
Office/Business Equipment	0.3%
Oil & Gas	4.8%
Oil & Gas Services	1.3%
Packaging & Containers	NM
Pharmaceuticals	5.2%
Pipelines	0.6%
REIT	2.0%
Real Estate	NM
Retail	2.5%
Savings & Loans	0.7%
Semiconductors	2.8%
Software	1.9%
Telecommunications	8.6%
Toys/Games/Hobbies	0.2%
Transportation	1.8%
Other**	0.8%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

4

PROFUNDS VP
ProFund VP Large-Cap Value
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $102,938,661)	$126,806,623
Cash	40,168
Segregated cash balances with brokers for futures contracts	6,837
Dividends and interest receivable	199,483
Receivable for capital shares issued	1,070,360
Receivable for investments sold	93,208
Prepaid expenses	1,946

Total Assets	128,218,625

Liabilities:
Payable for investments purchased	127,951
Payable for capital shares redeemed	191
Variation margin on futures contracts	100
Advisory fees payable	83,071
Management services fees payable	11,076
Administration fees payable	3,352
Administrative services fees payable	38,577
Distribution fees payable	28,603
Trustee fees payable	32
Transfer agency fees payable	7,842
Fund accounting fees payable	5,037
Compliance services fees payable	946
Other accrued expenses	27,415

Total Liabilities	334,193

Net Assets	$127,884,432

Net Assets consist of:
Capital	$104,462,322
Accumulated net investment income (loss)	1,138,202
Accumulated net realized gains (losses) on investments	(1,583,239)
Net unrealized appreciation (depreciation) on investments	23,867,147

Net Assets	$127,884,432

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,003,040

Net Asset Value (offering and redemption price per share)	$42.58

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$1,726,505
Interest	5,321

Total Investment Income	1,731,826

Expenses:
Advisory fees	540,639
Management services fees	108,128
Administration fees	21,057
Transfer agency fees	20,113
Administrative services fees	248,179
Distribution fees	180,213
Custody fees	27,480
Fund accounting fees	28,326
Trustee fees	1,066
Compliance services fees	1,333
Other fees	34,501

Total Gross Expenses before reductions	1,211,035
Less Expenses reduced by the Advisor	(36,044)

Total Net Expenses	1,174,991

Net Investment Income (Loss)	556,835

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,901,269)
Net realized gains (losses) on futures contracts	7,689
Change in net unrealized appreciation/depreciation on investments	8,346,871

Net Realized and Unrealized Gains (Losses) on Investments	6,453,291

Change in Net Assets Resulting from Operations	$7,010,126

See accompanying notes to the financial statements.

5

PROFUNDS VP
ProFund VP Large-Cap Value

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$556,835	$581,367
Net realized gains (losses) on investments	(1,893,580)	3,254,527
Change in net unrealized appreciation/depreciation on investments	8,346,871	12,206,799

Change in net assets resulting from operations	7,010,126	16,042,693

Distributions to Shareholders From:
Net investment income	—	(151,819)
Net realized gains on investments	—	(1,297,656)

Change in net assets resulting from distributions	—	(1,449,475)

Capital Transactions:
Proceeds from shares issued	241,481,970	332,069,125
Dividends reinvested	—	1,449,475
Value of shares redeemed	(277,391,588)	(270,450,246)

Change in net assets resulting from capital transactions	(35,909,618)	63,068,354

Change in net assets	(28,899,492)	77,661,572
Net Assets:
Beginning of period	156,783,924	79,122,352

End of period	$127,884,432	$156,783,924

Accumulated net investment income (loss)	$1,138,202	$581,367

Share Transactions:
Issued	5,891,467	8,936,447
Reinvested	—	39,420
Redeemed	(6,805,789)	(7,368,021)

Change in shares	(914,322)	1,607,846

See accompanying notes to the financial statements.

6

PROFUNDS VP
ProFund VP Large-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the period May 3, 2004 through December 31, 2004(a)

Net Asset Value, Beginning of Period	$40.02		$34.26	$33.48	$30.00

Investment Activities:
Net investment income (loss)(b)	0.16		0.24	0.13	—	(c)
Net realized and unrealized gains (losses) on investments	2.40		6.09	0.94	3.48

Total income (loss) from investment activities	2.56		6.33	1.07	3.48

Distributions to Shareholders From:
Net investment income	—		(0.06)	— (c)	—
Net realized gains on investments	—		(0.51)	(0.29)	—

Total distributions	—		(0.57)	(0.29)	—

Net Asset Value, End of Period	$42.58		$40.02	$34.26	$33.48

Total Return	6.40	%(d)	18.67%	3.21%	11.60	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.68%		1.74%	2.00%	2.04%
Net expenses(e)	1.63%		1.70%	1.98%	1.98%
Net investment income (loss)(e)	0.77%		0.66%	0.40%	(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$127,884		$156,784	$79,122	$4,922
Portfolio turnover rate(f)	146	%(d)	277%	499%	1,352	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

7

PROFUNDS VP ProFund VP Large-Cap Growth

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	NM

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	7.4%
Procter & Gamble Co.	2.9%
American International Group, Inc.	2.8%
Johnson & Johnson	2.7%
Cisco Systems, Inc.	2.5%

S&P 500/Citigroup Growth Index - Composition
% of Index

Consumer Non-Cyclical	27%
Energy	15%
Technology	14%
Consumer Cyclical	11%
Communications	10%
Financial	10%
Industrial	10%
Basic Materials	2%
Utilities	1%

PROFUNDS VP ProFund VP Large-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (98.7%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	4,932	$428,048
Abbott Laboratories (Pharmaceuticals)	9,042	484,199
Abercrombie & Fitch Co.—Class A (Retail)	822	59,990
Adobe Systems, Inc.* (Software)	6,165	247,525
Affiliated Computer Services, Inc.—Class A* (Computers)	1,233	69,936
AFLAC, Inc. (Insurance)	3,288	169,003
Agilent Technologies, Inc.* (Electronics)	1,233	47,397
Allegheny Energy, Inc.* (Electric)	411	21,265
Allegheny Technologies, Inc. (Iron/Steel)	411	43,106
Allergan, Inc. (Pharmaceuticals)	3,288	189,520
Altera Corp. (Semiconductors)	2,055	45,477
Altria Group, Inc. (Agriculture)	11,097	778,344
Amazon.com, Inc.* (Internet)	3,288	224,932
Ambac Financial Group, Inc. (Insurance)	1,233	107,505
American Express Co. (Diversified Financial Services)	12,741	779,494
American International Group, Inc. (Insurance)	27,537	1,928,416
American Standard Cos. (Building Materials)	1,644	96,963
Ameriprise Financial, Inc. (Diversified Financial Services)	1,644	104,509
Amgen, Inc.* (Biotechnology)	12,330	681,726
Anadarko Petroleum Corp. (Oil & Gas)	4,932	256,415
Analog Devices, Inc. (Semiconductors)	1,644	61,880
Anheuser-Busch Cos., Inc. (Beverages)	8,220	428,755
Apache Corp. (Oil & Gas)	3,288	268,268
Apollo Group, Inc.—Class A* (Commercial Services)	1,644	96,059
Apple Computer, Inc.* (Computers)	4,521	551,743
Applera Corp.—Applied Biosystems Group (Electronics)	2,055	62,760
Applied Materials, Inc. (Semiconductors)	4,932	97,999
Archer-Daniels-Midland Co. (Agriculture)	4,110	136,000
Autodesk, Inc.* (Software)	2,466	116,099
Automatic Data Processing, Inc. (Software)	5,754	278,896
AutoZone, Inc.* (Retail)	411	56,151
Avalonbay Communities, Inc. (REIT)	411	48,860
Avaya, Inc.* (Telecommunications)	822	13,842
Avery Dennison Corp. (Household Products/Wares)	411	27,323
Avon Products, Inc. (Cosmetics/Personal Care)	4,521	166,147
Baker Hughes, Inc. (Oil & Gas Services)	2,055	172,887
Ball Corp. (Packaging & Containers)	1,233	65,559
Bard (C.R.), Inc. (Healthcare-Products)	1,233	101,883
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	1,233	61,934
Baxter International, Inc. (Healthcare-Products)	6,987	393,648
Becton, Dickinson & Co. (Healthcare-Products)	2,466	183,717
Bed Bath & Beyond, Inc.* (Retail)	2,877	103,543
Best Buy Co., Inc. (Retail)	4,110	191,814
Big Lots, Inc.* (Retail)	411	12,092
Biogen Idec, Inc.* (Biotechnology)	2,055	109,942
Biomet, Inc. (Healthcare-Products)	2,466	112,746
BJ Services Co. (Oil & Gas Services)	3,288	93,511
Black & Decker Corp. (Hand/Machine Tools)	822	72,591
BMC Software, Inc.* (Software)	822	24,907
Boeing Co. (Aerospace/Defense)	4,521	434,739
Boston Scientific Corp.* (Healthcare-Products)	12,330	189,142
Broadcom Corp.—Class A* (Semiconductors)	2,466	72,131
Brown-Forman Corp. (Beverages)	822	60,072
Burlington Northern Santa Fe Corp. (Transportation)	1,644	139,970
C.H. Robinson Worldwide, Inc. (Transportation)	2,055	107,929
CA, Inc. (Software)	822	21,232
Campbell Soup Co. (Food)	2,466	95,705
Capital One Financial Corp. (Diversified Financial Services)	4,110	322,388
Cardinal Health, Inc. (Pharmaceuticals)	4,110	290,330
Carnival Corp.ADR (Leisure Time)	2,877	140,311
Caterpillar, Inc. (Machinery-Construction & Mining)	3,699	289,632
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,233	45,005
Celgene Corp.* (Biotechnology)	4,110	235,626
Centex Corp. (Home Builders)	822	32,962
Chesapeake Energy Corp. (Oil & Gas)	4,521	156,427
ChevronTexaco Corp. (Oil & Gas)	11,919	1,004,057
Chicago Mercantile Exchange (Diversified Financial Services)	411	219,622
Ciena Corp.* (Telecommunications)	411	14,849
CIGNA Corp. (Insurance)	1,233	64,387
Cintas Corp. (Textiles)	1,233	48,617
Cisco Systems, Inc.* (Telecommunications)	63,705	1,774,184
Citrix Systems, Inc.* (Software)	2,055	69,192
Clear Channel Communications, Inc. (Media)	2,466	93,264
Clorox Co. (Household Products/Wares)	1,644	102,092
Coach, Inc.* (Apparel)	3,699	175,296
Coca-Cola Co. (Beverages)	12,741	666,482
Cognizant Technology Solutions Corp.* (Computers)	1,644	123,448

See accompanying notes to the financial statements.

8

PROFUNDS VP ProFund VP Large-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Colgate-Palmolive Co. (Cosmetics/Personal Care)	5,343	$346,494
Comcast Corp.—Special Class A* (Media)	10,275	288,933
Commerce Bancorp, Inc. (Banks)	2,055	76,014
Compass Bancshares, Inc. (Banks)	411	28,351
CONSOL Energy, Inc. (Coal)	822	37,902
Constellation Brands, Inc.* (Beverages)	1,233	29,937
Constellation Energy Group, Inc. (Electric)	1,233	107,481
Convergys Corp.* (Commercial Services)	822	19,925
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	822	46,928
Corning, Inc.* (Telecommunications)	4,521	115,512
Countrywide Credit Industries, Inc. (Diversified Financial Services)	6,576	239,038
Coventry Health Care, Inc.* (Healthcare-Services)	1,644	94,777
Covidien, Ltd.ADR* (Healthcare-Products)	3,288	141,713
CVS Corp. (Retail)	9,453	344,562
D.R. Horton, Inc. (Home Builders)	2,877	57,339
Danaher Corp. (Miscellaneous Manufacturing)	2,466	186,183
Darden Restaurants, Inc. (Retail)	1,644	72,320
Dean Foods Co. (Food)	822	26,197
Deere & Co. (Machinery-Diversified)	1,233	148,872
Dell, Inc.* (Computers)	23,838	680,575
Devon Energy Corp. (Oil & Gas)	4,521	353,949
DIRECTV Group, Inc.* (Media)	2,877	66,487
Discover Financial Services* (Diversified Financial Services)	4,110	117,135
Dollar General Corp. (Retail)	2,055	45,046
Dover Corp. (Miscellaneous Manufacturing)	822	42,045
E* TRADE Financial Corp.* (Diversified Financial Services)	2,466	54,474
eBay, Inc.* (Internet)	12,330	396,779
Ecolab, Inc. (Chemicals)	2,055	87,749
Edison International (Electric)	1,644	92,261
Electronic Arts, Inc.* (Software)	3,288	155,588
Eli Lilly & Co. (Pharmaceuticals)	4,932	275,600
EMC Corp.* (Computers)	8,631	156,221
Emerson Electric Co. (Electrical Components & Equipment)	2,877	134,644
Ensco International, Inc. (Oil & Gas)	822	50,150
EOG Resources, Inc. (Oil & Gas)	2,466	180,166
Equifax, Inc. (Commercial Services)	822	36,513
Exelon Corp. (Electric)	3,288	238,709
Express Scripts, Inc.* (Pharmaceuticals)	2,466	123,325
Exxon Mobil Corp. (Oil & Gas)	61,239	5,136,727
Family Dollar Stores, Inc. (Retail)	822	28,211
Federated Investors, Inc.—Class B (Diversified Financial Services)	822	31,507
FedEx Corp. (Transportation)	2,055	228,043
Fidelity National Information Services, Inc. (Software)	1,644	89,236
First Data Corp. (Software)	8,220	268,547
Fiserv, Inc.* (Software)	1,644	93,379
Fluor Corp. (Engineering & Construction)	411	45,773
Forest Laboratories, Inc.* (Pharmaceuticals)	3,288	150,097
Fortune Brands, Inc. (Household Products/Wares)	822	67,708
Franklin Resources, Inc. (Diversified Financial Services)	822	108,890
Freddie Mac (Diversified Financial Services)	4,521	274,425
General Dynamics Corp. (Aerospace/Defense)	4,110	321,484
General Electric Co. (Miscellaneous Manufacturing)	43,566	1,667,706
General Growth Properties, Inc. (REIT)	822	43,525
General Mills, Inc. (Food)	1,644	96,042
Genzyme Corp.* (Biotechnology)	2,877	185,279
Gilead Sciences, Inc.* (Pharmaceuticals)	9,864	382,427
Google, Inc.—Class A* (Internet)	2,055	1,075,546
H & R Block, Inc. (Commercial Services)	3,288	76,841
Halliburton Co. (Oil & Gas Services)	5,754	198,513
Harley-Davidson, Inc. (Leisure Time)	2,877	171,498
Harman International Industries, Inc. (Home Furnishings)	822	96,010
Harrah’s Entertainment, Inc. (Lodging)	1,233	105,126
Hercules, Inc.* (Chemicals)	411	8,076
Hilton Hotels Corp. (Lodging)	2,466	82,537
Home Depot, Inc. (Retail)	21,372	840,988
Hospira, Inc.* (Pharmaceuticals)	1,644	64,182
Hudson City Bancorp, Inc. (Savings & Loans)	3,288	40,179
Humana, Inc.* (Healthcare-Services)	1,644	100,136
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,055	111,360
IMS Health, Inc. (Software)	2,055	66,027
Intel Corp. (Semiconductors)	27,126	644,514
International Business Machines Corp. (Computers)	14,385	1,514,021
International Flavors & Fragrances, Inc. (Chemicals)	822	42,859
International Game Technology (Entertainment)	3,699	146,850
Interpublic Group of Cos., Inc.* (Advertising)	1,233	14,056
Intuit, Inc.* (Software)	3,699	111,266
ITT Industries, Inc. (Miscellaneous Manufacturing)	2,055	140,315
Jabil Circuit, Inc. (Electronics)	2,055	45,354
Janus Capital Group, Inc. (Diversified Financial Services)	822	22,884
JDS Uniphase Corp.* (Telecommunications)	411	5,520
Johnson & Johnson (Healthcare-Products)	30,414	1,874,111
Juniper Networks, Inc.* (Telecommunications)	2,466	62,069
KB Home (Home Builders)	411	16,181
Kellogg Co. (Food)	2,466	127,714
Kimberly-Clark Corp. (Household Products/Wares)	2,877	192,443
Kimco Realty Corp. (REIT)	822	31,294
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,644	33,636
KLA -Tencor Corp. (Semiconductors)	2,055	112,922
Kohls Corp.* (Retail)	3,288	233,547
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,233	120,082
Laboratory Corp. of America Holdings* (Healthcare-Services)	1,233	96,495
Legg Mason, Inc. (Diversified Financial Services)	822	80,868
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	2,055	153,139
Lennar Corp.—Class A (Home Builders)	822	30,052
Lexmark International, Inc.—Class A* (Computers)	1,233	60,799
Linear Technology Corp. (Semiconductors)	2,055	74,350
Liz Claiborne, Inc. (Apparel)	1,233	45,991
Lockheed Martin Corp. (Aerospace/Defense)	1,644	154,750
Lowe’s Cos., Inc. (Retail)	16,029	491,930
LSI Logic Corp.* (Semiconductors)	1,644	12,346
M&T Bank Corp. (Banks)	411	43,936
Manor Care, Inc. (Healthcare-Services)	411	26,834
Marriott International, Inc.—Class A (Lodging)	2,055	88,858
Mattel, Inc. (Toys/Games/Hobbies)	1,644	41,577
Maxim Integrated Products, Inc. (Semiconductors)	2,055	68,658
MBIA, Inc. (Insurance)	822	51,145
McCormick & Co., Inc. (Food)	1,233	47,076
McDonald’s Corp. (Retail)	6,987	354,660
McGraw-Hill Cos., Inc. (Media)	3,699	251,828
Medtronic, Inc. (Healthcare-Products)	11,919	618,119
MEMC Electronic Materials, Inc.* (Semiconductors)	1,233	75,361
Meredith Corp. (Media)	411	25,318
MetLife, Inc. (Insurance)	3,288	212,010
MGIC Investment Corp. (Insurance)	411	23,369
Microsoft Corp. (Software)	50,964	1,501,909
Millipore Corp.* (Biotechnology)	411	30,862
Molex, Inc. (Electrical Components & Equipment)	411	12,334
Monsanto Co. (Agriculture)	2,466	166,554
Monster Worldwide, Inc.* (Internet)	411	16,892
Moody’s Corp. (Commercial Services)	2,466	153,385
Murphy Oil Corp. (Oil & Gas)	2,055	122,149

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP Large-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Mylan Laboratories, Inc. (Pharmaceuticals)	2,055	$37,380
Nabors Industries, Ltd.ADR* (Oil & Gas)	3,288	109,753
National Semiconductor Corp. (Semiconductors)	2,877	81,333
National-Oilwell Varco, Inc.* (Oil & Gas Services)	1,644	171,371
NCR Corp.* (Computers)	822	43,188
Network Appliance, Inc.* (Computers)	4,110	120,012
Newmont Mining Corp. (Mining)	4,932	192,644
News Corp.—Class A (Media)	8,220	174,346
NIKE, Inc.—Class B (Apparel)	4,110	239,572
Noble Corp.ADR (Oil & Gas)	1,233	120,242
Nordstrom, Inc. (Retail)	1,644	84,041
Norfolk Southern Corp. (Transportation)	1,644	86,425
Northern Trust Corp. (Banks)	822	52,805
Novellus Systems, Inc.* (Semiconductors)	411	11,660
Nucor Corp. (Iron/Steel)	3,288	192,841
NVIDIA Corp.* (Semiconductors)	3,699	152,806
Occidental Petroleum Corp. (Oil & Gas)	5,754	333,042
Office Depot, Inc.* (Retail)	1,644	49,813
Omnicom Group, Inc. (Advertising)	3,288	174,001
Oracle Corp.* (Software)	41,922	826,283
Pactiv Corp.* (Packaging & Containers)	1,233	39,320
Pall Corp. (Miscellaneous Manufacturing)	822	37,804
Patterson Cos., Inc.* (Healthcare-Products)	1,644	61,272
Paychex, Inc. (Commercial Services)	3,699	144,705
Peabody Energy Corp. (Coal)	822	39,768
PepsiCo, Inc. (Beverages)	17,262	1,119,441
Pfizer, Inc. (Pharmaceuticals)	42,333	1,082,455
Pitney Bowes, Inc. (Office/Business Equipment)	2,466	115,458
Polo Ralph Lauren Corp. (Apparel)	822	80,646
Praxair, Inc. (Chemicals)	3,288	236,703
Precision Castparts Corp. (Metal Fabricate/Hardware)	822	99,758
Principal Financial Group, Inc. (Insurance)	1,233	71,872
Procter & Gamble Co. (Cosmetics/Personal Care)	33,291	2,037,076
Progressive Corp. (Insurance)	8,220	196,705
Public Storage, Inc. (REIT)	411	31,573
Pulte Homes, Inc. (Home Builders)	1,233	27,681
QLogic Corp.* (Semiconductors)	1,644	27,373
Qualcomm, Inc. (Telecommunications)	17,262	748,998
Quest Diagnostics, Inc. (Healthcare-Services)	1,644	84,913
Questar Corp. (Pipelines)	1,644	86,885
RadioShack Corp. (Retail)	1,233	40,862
Robert Half International, Inc. (Commercial Services)	822	30,003
Rockwell Collins, Inc. (Aerospace/Defense)	1,644	116,132
Rockwell International Corp. (Machinery-Diversified)	822	57,080
SanDisk Corp.* (Computers)	2,466	120,686
Schering-Plough Corp. (Pharmaceuticals)	6,576	200,173
Schlumberger, Ltd.ADR (Oil & Gas Services)	5,754	488,745
Schwab (Diversified Financial Services)	4,521	92,771
Sealed Air Corp. (Packaging & Containers)	822	25,498
Sherwin-Williams Co. (Chemicals)	822	54,638
Sigma-Aldrich Corp. (Chemicals)	1,644	70,149
SLM Corp. (Diversified Financial Services)	4,110	236,654
Smith International, Inc. (Oil & Gas Services)	2,055	120,505
Southwest Airlines Co. (Airlines)	2,877	42,896
Sovereign Bancorp, Inc. (Savings & Loans)	1,233	26,066
Spectra Energy Corp. (Pipelines)	1,233	32,009
St. Jude Medical, Inc.* (Healthcare-Products)	3,699	153,472
Staples, Inc. (Retail)	7,809	185,308
Starbucks Corp.* (Retail)	7,809	204,908
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	822	55,132
State Street Corp. (Banks)	2,055	140,562
Stryker Corp. (Healthcare-Products)	3,288	207,440
Sun Microsystems, Inc.* (Computers)	8,631	45,399
Sunoco, Inc. (Oil & Gas)	822	65,497
Symantec Corp.* (Internet)	9,864	199,253
Synovus Financial Corp. (Banks)	1,644	50,471
Sysco Corp. (Food)	6,576	216,942
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,644	85,307
Target Corp. (Retail)	6,165	392,094
Tektronix, Inc. (Electronics)	411	13,867
Terex Corp.* (Machinery-Construction & Mining)	411	33,414
Texas Instruments, Inc. (Semiconductors)	6,165	231,989
The AES Corp.* (Electric)	6,987	152,876
The E.W. Scripps Co.—Class A (Media)	411	18,779
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	1,233	56,114
The Gap, Inc. (Retail)	2,877	54,951
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,644	356,337
The Hershey Co. (Food)	1,644	83,219
The Pepsi Bottling Group, Inc. (Beverages)	1,644	55,370
The Williams Cos., Inc. (Pipelines)	2,055	64,979
Thermo Electron Corp.* (Electronics)	2,055	106,285
Tiffany & Co. (Retail)	1,233	65,423
TJX Cos., Inc. (Retail)	4,932	135,630
Torchmark Corp. (Insurance)	822	55,074
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	1,233	130,673
Tyco Electronics, Ltd.* (Electronics)	1,233	48,161
United Parcel Service, Inc.—Class B (Transportation)	7,398	540,054
United Technologies Corp. (Aerospace/Defense)	10,686	757,958
UnitedHealth Group, Inc. (Healthcare-Services)	13,974	714,630
UST, Inc. (Agriculture)	1,233	66,224
V. F. Corp. (Apparel)	411	37,639
Valero Energy Corp. (Oil & Gas)	3,699	273,208
Varian Medical Systems, Inc.* (Healthcare-Products)	1,233	52,415
VeriSign, Inc.* (Internet)	1,233	39,123
Viacom, Inc.—Class B* (Media)	2,877	119,770
Vornado Realty Trust (REIT)	411	45,144
Vulcan Materials Co. (Building Materials)	411	47,076
W.W. Grainger, Inc. (Distribution/Wholesale)	411	38,244
Wal-Mart Stores, Inc. (Retail)	25,893	1,245,712
Walgreen Co. (Retail)	10,686	465,268
Walt Disney Co. (Media)	9,042	308,694
Waters Corp.* (Electronics)	1,233	73,191
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	411	13,370
Weatherford International, Ltd.ADR* (Oil & Gas Services)	2,055	113,518
WellPoint, Inc.* (Healthcare-Services)	2,466	196,861
Wendy’s International, Inc. (Retail)	411	15,104
Western Union Co. (Commercial Services)	3,699	77,050
Whole Foods Market, Inc. (Food)	822	31,483
Wrigley (Wm.) Jr. Co. (Food)	2,466	136,394
Wyeth (Pharmaceuticals)	13,974	801,269
Xilinx, Inc. (Semiconductors)	1,644	44,010
XTO Energy, Inc. (Oil & Gas)	3,699	222,310
Yahoo!, Inc.* (Internet)	12,741	345,663
YUM! Brands, Inc. (Retail)	5,754	188,271
Zimmer Holdings, Inc.* (Healthcare-Products)	2,466	209,339

TOTAL COMMON STOCKS
(Cost $58,416,704)		68,704,277

TOTAL INVESTMENT SECURITIES
(Cost $58,416,704)—98.7%		68,704,277
Net other assets (liabilities)—1.3%		914,847

NET ASSETS—100.0%		$69,619,124

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP Large-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2007

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $151,700)	2	$(815)

ProFund VP Large-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising	0.2%
Aerospace/Defense	2.8%
Agriculture	1.6%
Airlines	0.1%
Apparel	0.9%
Banks	0.6%
Beverages	3.4%
Biotechnology	1.8%
Building Materials	0.2%
Chemicals	0.7%
Coal	0.2%
Commercial Services	0.8%
Computers	5.2%
Cosmetics/Personal Care	3.7%
Distribution/Wholesale	0.1%
Diversified Financial Services	4.5%
Electric	0.8%
Electrical Components & Equipment	0.2%
Electronics	0.7%
Engineering & Construction	0.1%
Entertainment	0.2%
Food	1.1%
Hand/Machine Tools	0.1%
Healthcare-Products	6.3%
Healthcare-Services	1.7%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Insurance	4.2%
Internet	3.3%
Iron/Steel	0.4%
Leisure Time	0.4%
Lodging	0.5%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.3%
Media	1.8%
Metal Fabricate/Hardware	0.1%
Mining	0.3%
Miscellaneous Manufacturing	4.0%
Office/Business Equipment	0.2%
Oil & Gas	12.8%
Oil & Gas Services	1.9%
Packaging & Containers	0.2%
Pharmaceuticals	6.0%
Pipelines	0.2%
REIT	0.3%
Real Estate	0.1%
Retail	8.7%
Savings & Loans	0.1%
Semiconductors	2.5%
Software	5.6%
Telecommunications	3.9%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.6%
Other**	1.3%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP Large-Cap Growth (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $58,416,704)	$68,704,277
Segregated cash balances with brokers for futures contracts	6,837
Dividends and interest receivable	40,819
Receivable for capital shares issued	1,388,759
Receivable for investments sold	78,672
Prepaid expenses	1,282

Total Assets	70,220,646

Liabilities:
Cash overdraft	141,541
Payable for investments purchased	350,628
Payable for capital shares redeemed	327
Variation margin on futures contracts	100
Advisory fees payable	39,658
Management services fees payable	5,288
Administration fees payable	1,601
Administrative services fees payable	18,615
Distribution fees payable	13,632
Trustee fees payable	15
Transfer agency fees payable	3,904
Fund accounting fees payable	2,489
Compliance services fees payable	420
Other accrued expenses	23,304

Total Liabilities	601,522

Net Assets	$69,619,124

Net Assets consist of:
Capital	$59,782,647
Accumulated net investment income (loss)	(74,280)
Accumulated net realized gains (losses) on investments	(376,001)
Net unrealized appreciation (depreciation) on investments	10,286,758

Net Assets	$69,619,124

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,925,186

Net Asset Value (offering and redemption price per share)	$36.16

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$470,696
Interest	6,140

Total Investment Income	476,836

Expenses:
Advisory fees	247,158
Management services fees	49,432
Administration fees	10,403
Transfer agency fees	10,392
Administrative services fees	113,923
Distribution fees	82,386
Custody fees	18,881
Fund accounting fees	15,197
Trustee fees	511
Compliance services fees	696
Other fees	18,615

Total Gross Expenses before reductions	567,594
Less Expenses reduced by the Advisor	(16,478)

Total Net Expenses	551,116

Net Investment Income (Loss)	(74,280)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,277,243
Net realized gains (losses) on futures contracts	7,689
Change in net unrealized appreciation/depreciation on investments	1,475,818

Net Realized and Unrealized Gains (Losses) on Investments	3,760,750

Change in Net Assets Resulting from Operations	$3,686,470

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP Large-Cap Growth

Statements of Changes in Net Assets
	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$(74,280)	$(183,899)
Net realized gains (losses) on investments	2,284,932	460,678
Change in net unrealized appreciation/depreciation on investments	1,475,818	5,706,308

Change in net assets resulting from operations	3,686,470	5,983,087

Distributions to Shareholders From:
Net realized gains on investments	—	(899,976)

Change in net assets resulting from distributions	—	(899,976)

Capital Transactions:
Proceeds from shares issued	90,890,456	157,385,351
Dividends reinvested	—	899,976
Value of shares redeemed	(101,645,881)	(170,192,317)

Change in net assets resulting from capital transactions	(10,755,425)	(11,906,990)

Change in net assets	(7,068,955)	(6,823,879)
Net Assets:
Beginning of period	76,688,079	83,511,958

End of period	$69,619,124	$76,688,079

Accumulated net investment income (loss)	$(74,280)	$—

Share Transactions:
Issued	2,600,626	4,870,956
Reinvested	—	27,880
Redeemed	(2,912,848)	(5,285,049)

Change in shares	(312,222)	(386,213)

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP Large-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the period May 3, 2004 through December 31, 2004(a)

Net Asset Value, Beginning of Period	$34.28		$31.83	$31.61	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.04)		(0.09)	(0.14)	0.04
Net realized and unrealized gains (losses) on investments	1.92		2.95	0.42	1.57

Total income (loss) from investment activities	1.88		2.86	0.28	1.61

Distributions to Shareholders From:
Net investment income	—		—	— (c)	—
Net realized gains on investments	—		(0.41)	(0.06)	—

Total distributions	—		(0.41)	(0.06)	—

Net Asset Value, End of Period	$36.16		$34.28	$31.83	$31.61

Total Return	5.48	%(d)	9.06%	0.90%	5.37	%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.72%		1.76%	1.94%	3.06%
Net expenses(e)	1.67%		1.73%	1.94%	1.98%
Net investment income (loss)(e)	(0.23)%		(0.27)%	(0.43)%	0.18%

Supplemental Data:
Net assets, end of period (000’s)	$69,619		$76,688	$83,512	$3,901
Portfolio turnover rate(f)	121	%(d)	230%	635%	1,134	%(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Amount is less than $0.005.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Small-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Largest Equity Holdings
Company	% of Net Assets

Shaw Group, Inc.	1.2%
UGI Corp.	0.9%
Kansas City Southern Industries, Inc.	0.9%
Atmos Energy Corp.	0.8%
URS Corp.	0.8%

S&P SmallCap 600/Citigroup Value Index - Composition
% of Index

Industrial	25%
Financial	20%
Consumer Cyclical	15%
Consumer Non-Cyclical	13%
Utilities	8%
Technology	7%
Basic Materials	5%
Communications	5%
Energy	2%

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (100.1%)
	Shares	Value

4Kids Entertainment, Inc.* (Media)	1,976	$29,640
A.M. Castle & Co. (Metal Fabricate/Hardware)	1,729	62,088
AAR Corp.* (Aerospace/Defense)	5,434	179,376
Aaron Rents, Inc. (Commercial Services)	2,964	86,549
ABM Industries, Inc. (Commercial Services)	6,422	165,752
Acadia Realty Trust (REIT)	4,693	121,783
Actel Corp.* (Semiconductors)	2,717	37,793
Acuity Brands, Inc. (Miscellaneous Manufacturing)	3,705	223,337
Adaptec, Inc.* (Telecommunications)	17,043	64,934
Administaff, Inc. (Commercial Services)	2,223	74,448
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	5,187	117,537
Aeroflex, Inc.* (Telecommunications)	4,940	70,000
Agilysys, Inc. (Computers)	4,446	100,035
Alabama National BanCorp. (Banks)	1,235	76,372
Albany International Corp.—Class A (Machinery-Diversified)	4,199	169,808
ALLETE, Inc. (Electric)	4,446	209,184
Alliance One International, Inc.* (Agriculture)	12,844	129,082
Allscripts Healthcare Solutions, Inc.* (Software)	3,952	100,697
Alpharma, Inc.—Class A (Pharmaceuticals)	6,175	160,612
AMCOL International Corp. (Mining)	3,211	87,692
American States Water Co. (Water)	2,470	87,858
AMERIGROUP Corp.* (Healthcare-Services)	4,693	111,693
Analogic Corp. (Electronics)	1,976	145,256
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,235	32,345
Angelica Corp. (Textiles)	1,482	31,241
Anixter International, Inc.* (Telecommunications)	4,940	371,537
Ansoft Corp.* (Computers)	494	14,568
Apogee Enterprises, Inc. (Building Materials)	4,199	116,816
Applied Industrial Technologies, Inc. (Machinery-Diversified)	5,434	160,303
Applied Signal Technology, Inc. (Telecommunications)	1,729	26,990
AptarGroup, Inc. (Miscellaneous Manufacturing)	4,446	158,100
Arbitron, Inc. (Commercial Services)	1,976	101,823
Arch Chemicals, Inc. (Chemicals)	3,458	121,514
Arctic Cat, Inc. (Leisure Time)	1,729	34,234
Arkansas Best Corp. (Transportation)	3,705	144,384
ArQule, Inc.* (Biotechnology)	2,717	19,155
Arris Group, Inc.* (Telecommunications)	12,350	217,236
Ashworth, Inc.* (Apparel)	2,223	15,561
Astec Industries, Inc.* (Machinery-Construction & Mining)	1,976	83,427
ATMI, Inc.* (Semiconductors)	3,458	103,740
Atmos Energy Corp. (Gas)	12,597	378,666
Atwood Oceanics, Inc.* (Oil & Gas)	2,223	152,542
Audiovox Corp.—Class A* (Telecommunications)	2,717	35,239
Authorize.Net Holdings, Inc.* (Internet)	2,470	44,188
Avid Technology, Inc.* (Software)	4,199	148,435
Avista Corp. (Electric)	7,657	165,008
Axcelis Technologies, Inc.* (Semiconductors)	14,820	96,182
Baldor Electric Co. (Hand/Machine Tools)	5,681	279,960
Bank Mutual Corp. (Banks)	8,892	102,525
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	6,669	57,420
BankUnited Financial Corp.—Class A (Savings & Loans)	2,717	54,530
Barnes Group, Inc. (Miscellaneous Manufacturing)	5,681	179,974
Bassett Furniture Industries, Inc. (Home Furnishings)	1,729	23,601
Bel Fuse, Inc.—Class B (Electronics)	1,235	42,027
Belden, Inc. (Electrical Components & Equipment)	6,422	355,458
Bell Microproducts, Inc.* (Distribution/Wholesale)	4,446	28,988
Benchmark Electronics, Inc.* (Electronics)	9,386	212,311
Big 5 Sporting Goods Corp. (Retail)	2,223	56,686
Black Box Corp. (Telecommunications)	2,470	102,209
Blue Coat Systems, Inc.* (Internet)	1,482	73,389
Blue Nile, Inc.* (Internet)	1,482	89,513
Boston Private Financial Holdings, Inc. (Banks)	2,470	66,369
Bowne & Co., Inc. (Commercial Services)	4,199	81,922
Brady Corp.—Class A (Electronics)	4,446	165,124
Briggs & Stratton Corp. (Machinery-Diversified)	7,163	226,064
Brightpoint, Inc.* (Distribution/Wholesale)	7,410	102,184
Bristow Group, Inc.* (Transportation)	1,729	85,672
Brookline Bancorp, Inc. (Savings & Loans)	8,892	102,347
Brooks Automation, Inc.* (Semiconductors)	10,868	197,254
Brown Shoe Co., Inc. (Retail)	3,952	96,113
Brush Engineered Materials, Inc.* (Mining)	2,223	93,344
Buckeye Technologies, Inc.* (Forest Products & Paper)	5,434	84,064
Building Materials Holding Corp. (Distribution/Wholesale)	4,199	59,584

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

C&D Technologies, Inc.* (Electrical Components & Equipment)	3,705	$20,748
C-COR, Inc.* (Telecommunications)	5,434	76,402
California Pizza Kitchen, Inc.* (Retail)	1,482	31,833
Cambrex Corp. (Biotechnology)	3,952	52,443
Captaris, Inc.* (Software)	2,717	13,911
Caraustar Industries, Inc.* (Forest Products & Paper)	4,199	22,045
Cascade Corp. (Machinery-Diversified)	988	77,499
Cascade Natural Gas Corp. (Gas)	1,729	45,663
Casey’s General Stores, Inc. (Retail)	7,410	201,997
Cash America International, Inc. (Retail)	1,482	58,761
Catapult Communications Corp.* (Computers)	741	7,351
CDI Corp. (Commercial Services)	1,976	63,627
Centene Corp.* (Healthcare-Services)	3,211	68,780
Central Garden & Pet Co.—Class A* (Household Products/Wares)	6,916	81,125
Central Pacific Financial Corp. (Banks)	4,446	146,762
Central Vermont Public Service Corp. (Electric)	1,482	55,842
Century Aluminum Co.* (Mining)	4,199	229,391
CH Energy Group, Inc. (Electric)	1,976	88,861
Champion Enterprises, Inc.* (Home Builders)	11,115	109,260
Charlotte Russe Holding, Inc.* (Retail)	988	26,548
Chattem, Inc.* (Cosmetics/Personal Care)	988	62,619
Checkpoint Systems, Inc.* (Electronics)	3,211	81,078
Chemed Corp. (Commercial Services)	3,705	245,604
Chesapeake Corp. (Packaging & Containers)	2,964	37,257
Chittenden Corp. (Banks)	6,669	233,082
Ciber, Inc.* (Computers)	7,904	64,655
CKE Restaurants, Inc. (Retail)	10,127	203,249
Clarcor, Inc. (Miscellaneous Manufacturing)	2,964	110,943
CLECO Corp. (Electric)	8,398	205,751
Coachmen Industries, Inc. (Home Builders)	2,223	21,474
Cognex Corp. (Machinery-Diversified)	6,422	144,559
Coherent, Inc.* (Electronics)	4,446	135,647
Cohu, Inc. (Semiconductors)	3,211	71,445
Colonial Properties Trust (REIT)	6,669	243,085
Community Bank System, Inc. (Banks)	4,446	89,009
Concur Technologies, Inc.* (Software)	2,470	56,439
CONMED Corp.* (Healthcare-Products)	2,717	79,554
Consolidated Graphics, Inc.* (Commercial Services)	1,729	119,785
Corn Products International, Inc. (Food)	6,669	303,106
Corus Bankshares, Inc. (Banks)	3,458	59,685
Cost Plus, Inc.* (Retail)	3,211	27,229
CPI Corp. (Commercial Services)	741	51,499
Cross Country Healthcare, Inc.* (Commercial Services)	1,235	20,600
CryoLife, Inc.* (Biotechnology)	2,470	32,135
CT Communications, Inc. (Telecommunications)	2,223	67,824
CTS Corp. (Electronics)	5,187	65,667
Cubic Corp. (Electronics)	988	29,818
Cyberonics, Inc.* (Healthcare-Products)	1,235	20,773
Cymer, Inc.* (Electronics)	3,211	129,082
Datascope Corp. (Healthcare-Products)	1,729	66,186
Delphi Financial Group, Inc.—Class A (Insurance)	2,717	113,625
Deltic Timber Corp. (Forest Products & Paper)	988	54,162
Digi International, Inc.* (Software)	3,705	54,612
Dime Community Bancshares, Inc. (Savings & Loans)	3,952	52,127
Ditech Networks, Inc.* (Telecommunications)	3,458	28,321
DJO, Inc.* (Healthcare-Products)	1,235	50,968
Downey Financial Corp. (Savings & Loans)	2,717	179,268
Drill-Quip, Inc.* (Oil & Gas Services)	1,482	66,616
DSP Group, Inc.* (Semiconductors)	1,482	30,337
EastGroup Properties, Inc. (REIT)	3,458	151,530
EDO Corp. (Aerospace/Defense)	988	32,476
EGL, Inc.* (Transportation)	4,693	218,131
El Paso Electric Co.* (Electric)	4,199	103,127
Electro Scientific Industries, Inc.* (Electronics)	4,199	87,339
EMCOR Group, Inc.* (Engineering & Construction)	4,693	342,120
Energen Corp. (Gas)	3,952	217,123
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,235	52,846
Entertainment Properties Trust (REIT)	3,952	212,539
Enzo Biochem, Inc.* (Biotechnology)	2,470	36,926
Epicor Software Corp.* (Software)	3,458	51,420
Essex Property Trust, Inc. (REIT)	1,976	229,809
Esterline Technologies Corp.* (Aerospace/Defense)	2,470	119,326
Ethan Allen Interiors, Inc. (Home Furnishings)	4,693	160,735
Exar Corp.* (Semiconductors)	5,434	72,816
FEI Co.* (Electronics)	1,976	64,141
Financial Federal Corp. (Diversified Financial Services)	3,952	117,849
First BanCorp. (Banks)	11,856	130,297
First Cash Financial Services, Inc.* (Retail)	988	23,159
First Commonwealth Financial Corp. (Banks)	9,139	99,798
First Financial Bancorp (Banks)	4,693	70,348
First Indiana Corp. (Banks)	1,976	43,709
First Midwest Bancorp, Inc. (Banks)	4,693	166,648
First Republic Bank (Banks)	2,717	145,794
FirstFed Financial Corp.* (Savings & Loans)	1,235	70,062
Flagstar Bancorp, Inc. (Savings & Loans)	5,681	68,456
Fleetwood Enterprises, Inc.* (Home Builders)	9,386	84,943
Flowers Foods, Inc. (Food)	7,410	247,198
Fred’s, Inc. (Retail)	5,928	79,317
Fremont General Corp. (Banks)	9,880	106,309
Frontier Airlines Holdings, Inc.* (Airlines)	5,434	30,430
Frontier Financial Corp. (Banks)	2,470	55,649
Fuller (H.B.) Co. (Chemicals)	8,645	258,399
G & K Services, Inc. (Textiles)	3,211	126,867
Gardner Denver, Inc.* (Machinery-Diversified)	3,458	147,138
GenCorp, Inc.* (Aerospace/Defense)	4,199	54,881
Genesco, Inc.* (Retail)	741	38,762
Genesis Healthcare Corp.* (Healthcare-Services)	2,964	202,797
Gentiva Health Services, Inc.* (Healthcare-Services)	3,952	79,277
Georgia Gulf Corp. (Chemicals)	4,940	89,463
Gerber Scientific, Inc.* (Machinery-Diversified)	3,458	40,182
Gevity HR, Inc. (Commercial Services)	3,705	71,618
Gibraltar Industries, Inc. (Iron/Steel)	4,199	93,008
Glacier Bancorp, Inc. (Banks)	3,211	65,344
Griffon Corp.* (Miscellaneous Manufacturing)	1,729	37,658
Group 1 Automotive, Inc. (Retail)	3,458	139,496
Haemonetics Corp.* (Healthcare-Products)	1,482	77,968
Hanmi Financial Corp. (Banks)	2,717	46,352
Harmonic, Inc.* (Telecommunications)	7,904	70,108
Haverty Furniture Cos., Inc. (Retail)	3,211	37,472
Healthcare Services Group, Inc. (Commercial Services)	1,482	43,719
Heidrick & Struggles International, Inc.* (Commercial Services)	1,976	101,250
Hooper Holmes, Inc.* (Commercial Services)	9,880	33,098
Hub Group, Inc.—Class A* (Transportation)	3,705	130,268
Hutchinson Technology, Inc.* (Computers)	1,729	32,522
Iconix Brand Group, Inc.* (Apparel)	5,681	126,232
IDEX Corp. (Machinery-Diversified)	6,669	257,023
IHOP Corp. (Retail)	1,235	67,221
Independent Bank Corp. Michigan (Banks)	1,482	25,505
Informatica Corp.* (Software)	7,410	109,446
Infospace, Inc. (Internet)	4,446	103,192
Inland Real Estate Corp. (REIT)	9,880	167,762
Input/Output, Inc.* (Oil & Gas Services)	7,410	115,670
Insight Enterprises, Inc.* (Retail)	7,163	161,669
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	2,223	48,484
Inter-Tel, Inc. (Software)	3,211	76,839

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Interface, Inc.—Class A (Office Furnishings)	5,434	$102,485
Intevac, Inc.* (Machinery-Diversified)	2,223	47,261
Invacare Corp. (Healthcare-Products)	4,693	86,023
inVentiv Health, Inc.* (Advertising)	2,964	108,512
Irwin Financial Corp. (Banks)	2,717	40,673
J & J Snack Foods Corp. (Food)	988	37,287
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	3,952	111,209
JDA Software Group, Inc.* (Software)	2,717	53,335
Jo-Ann Stores, Inc.* (Retail)	3,458	98,311
K2, Inc.* (Leisure Time)	7,163	108,806
Kaman Corp. (Aerospace/Defense)	3,458	107,855
Kansas City Southern Industries, Inc.* (Transportation)	11,115	417,257
Kaydon Corp. (Metal Fabricate/Hardware)	2,470	128,736
Keithley Instruments, Inc. (Electronics)	1,976	24,799
Kellwood Co. (Apparel)	3,705	104,185
Kendle International, Inc.* (Commercial Services)	988	36,329
Keystone Automotive Industries, Inc.* (Auto Parts & Equipment)	988	40,874
Kilroy Realty Corp. (REIT)	3,211	227,467
Kite Realty Group Trust (REIT)	4,199	79,865
Kopin Corp.* (Semiconductors)	6,669	26,009
Kulicke & Soffa Industries, Inc.* (Semiconductors)	8,398	87,927
La-Z-Boy, Inc. (Home Furnishings)	7,410	84,919
Labor Ready, Inc.* (Commercial Services)	4,199	97,039
LaBranche & Co., Inc.* (Diversified Financial Services)	7,657	56,509
Laclede Group, Inc. (Gas)	3,211	102,367
Lance, Inc. (Food)	4,446	104,748
LandAmerica Financial Group, Inc. (Insurance)	2,470	238,330
Landry’s Restaurants, Inc. (Retail)	2,470	74,742
Lawson Products, Inc. (Metal Fabricate/Hardware)	494	19,118
LCA-Vision, Inc. (Healthcare-Products)	1,729	81,713
Lennox International, Inc. (Building Materials)	8,398	287,464
Lexington Corporate Properties Trust (REIT)	9,880	205,504
Libbey, Inc. (Housewares)	1,976	42,622
Lindsay Manufacturing Co. (Machinery-Diversified)	741	32,819
Lithia Motors, Inc.—Class A (Retail)	1,729	43,813
Littelfuse, Inc.* (Electrical Components & Equipment)	1,976	66,730
Live Nation, Inc.* (Commercial Services)	9,633	215,587
LoJack Corp.* (Electronics)	988	22,023
Longs Drug Stores Corp. (Retail)	4,199	220,531
LTC Properties, Inc. (REIT)	2,964	67,431
Lufkin Industries, Inc. (Oil & Gas Services)	1,235	79,719
Lydall, Inc.* (Miscellaneous Manufacturing)	2,470	36,087
M/I Schottenstein Homes, Inc. (Home Builders)	1,729	45,991
MAF Bancorp, Inc. (Savings & Loans)	3,952	214,435
MagneTek, Inc.* (Electrical Components & Equipment)	2,717	13,993
Mannatech, Inc. (Pharmaceuticals)	1,235	19,624
Marcus Corp. (Lodging)	3,211	76,293
MarineMax, Inc.* (Retail)	1,482	29,670
Martek Biosciences Corp.* (Biotechnology)	1,482	38,488
Massey Energy Co. (Coal)	11,609	309,380
Material Sciences Corp.* (Iron/Steel)	1,729	20,385
Matria Healthcare, Inc.* (Healthcare-Services)	1,729	52,354
Matrix Service Co.* (Oil & Gas Services)	1,235	30,690
MAXIMUS, Inc. (Commercial Services)	1,729	75,004
Medical Properties Trust, Inc. (REIT)	5,928	78,427
Mercury Computer Systems, Inc.* (Computers)	1,235	15,067
Meridian Bioscience, Inc. (Healthcare-Products)	2,470	53,500
Mesa Air Group, Inc.* (Airlines)	5,187	34,286
Methode Electronics, Inc. (Electronics)	5,434	85,042
MGI Pharma, Inc.* (Pharmaceuticals)	4,940	110,508
Microsemi Corp.* (Semiconductors)	5,928	141,976
Mid-America Apartment Communities, Inc. (REIT)	3,458	181,476
Midas, Inc.* (Commercial Services)	1,729	39,196
MIVA, Inc.* (Internet)	4,199	27,293
MKS Instruments, Inc.* (Semiconductors)	5,434	150,522
Monaco Coach Corp. (Home Builders)	3,952	56,711
Moog, Inc.—Class A* (Aerospace/Defense)	2,964	130,742
Movado Group, Inc. (Retail)	1,729	58,336
MTS Systems Corp. (Computers)	1,235	55,167
Mueller Industries, Inc. (Metal Fabricate/Hardware)	5,434	187,147
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,952	87,379
Napster, Inc.* (Software)	4,693	15,956
Nash Finch Co. (Food)	1,976	97,812
National Presto Industries, Inc. (Housewares)	741	46,194
National Retail Properties, Inc. (REIT)	8,645	188,980
NCI Building Systems, Inc.* (Building Materials)	1,729	85,292
Neenah Paper, Inc. (Forest Products & Paper)	2,223	91,721
Network Equipment Technologies, Inc.* (Telecommunications)	2,717	25,920
New Jersey Resources Corp. (Gas)	3,952	201,631
Newport Corp.* (Electronics)	5,928	91,765
Northwest Natural Gas Co. (Gas)	3,952	182,543
Novatel Wireless, Inc.* (Telecommunications)	3,458	89,977
O’Charley’s, Inc. (Retail)	3,458	69,713
Old Dominion Freight Line, Inc.* (Transportation)	1,729	52,129
OM Group, Inc.* (Chemicals)	4,199	222,211
Omnova Solutions, Inc.* (Chemicals)	6,175	37,359
On Assignment, Inc.* (Commercial Services)	3,211	34,422
Option Care, Inc. (Healthcare-Services)	741	11,411
Osteotech, Inc.* (Healthcare-Products)	2,470	17,784
Owens & Minor, Inc. (Distribution/Wholesale)	5,928	207,124
Oxford Industries, Inc. (Apparel)	1,235	54,760
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,482	51,440
PAREXEL International Corp.* (Commercial Services)	1,976	83,111
Park Electrochemical Corp. (Electronics)	2,964	83,526
Parkway Properties, Inc. (REIT)	2,223	106,771
PC-Tel, Inc.* (Internet)	2,470	21,612
Peet’s Coffee & Tea, Inc.* (Beverages)	741	18,251
Penford Corp. (Chemicals)	1,235	33,703
Performance Food Group Co.* (Food)	5,187	168,526
Pericom Semiconductor Corp.* (Semiconductors)	3,705	41,348
Phoenix Technologies, Ltd.* (Software)	2,223	18,740
Photon Dynamics, Inc.* (Electronics)	2,470	26,923
Photronics, Inc.* (Semiconductors)	6,175	91,884
Piedmont Natural Gas Co., Inc. (Gas)	10,868	267,896
Pinnacle Entertainment, Inc.* (Entertainment)	8,151	229,451
Piper Jaffray* (Diversified Financial Services)	2,717	151,418
Planar Systems, Inc.* (Electronics)	2,470	18,500
Plexus Corp.* (Electronics)	6,669	153,320
Polaris Industries, Inc. (Leisure Time)	1,729	93,643
PolyOne Corp.* (Chemicals)	13,585	97,676
Pope & Talbot, Inc.* (Forest Products & Paper)	2,470	9,806
Presidential Life Corp. (Insurance)	3,211	63,128
ProAssurance Corp.* (Insurance)	1,729	96,253
Progress Software Corp.* (Software)	2,470	78,521
Prosperity Bancshares, Inc. (Banks)	1,482	48,550
Provident Bankshares Corp. (Banks)	4,693	153,837
PS Business Parks, Inc. (REIT)	1,235	78,262
PSS World Medical, Inc.* (Healthcare-Products)	6,175	112,508
Quaker Chemical Corp. (Chemicals)	1,482	34,975
Quanex Corp. (Metal Fabricate/Hardware)	5,434	264,636
Radiant Systems, Inc.* (Computers)	3,705	49,054
Radio One, Inc.—Class D* (Media)	11,115	78,472
RadiSys Corp.* (Computers)	3,211	39,816
Ralcorp Holdings, Inc.* (Food)	1,482	79,213
RARE Hospitality International, Inc.* (Retail)	1,482	39,673
RC2 Corp.* (Toys/Games/Hobbies)	988	39,530
Red Robin Gourmet Burgers, Inc.* (Retail)	1,235	49,857

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Regal-Beloit Corp. (Hand/Machine Tools)	4,446	$206,917
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,952	70,820
RehabCare Group, Inc.* (Healthcare-Services)	2,470	35,173
Res-Care, Inc.* (Healthcare-Services)	2,964	62,659
RLI Corp. (Insurance)	988	55,279
Robbins & Myers, Inc. (Machinery-Diversified)	1,482	78,739
Rock-Tenn Co.—Class A (Forest Products & Paper)	4,693	148,862
Rogers Corp.* (Electronics)	1,235	45,695
RTI International Metals, Inc.* (Mining)	1,976	148,931
Rudolph Technologies, Inc.* (Semiconductors)	2,223	36,924
Russ Berrie and Co., Inc.* (Household Products/Wares)	1,729	32,211
Ruth’s Chris Steak House, Inc.* (Retail)	1,235	20,983
Ryerson, Inc. (Iron/Steel)	3,705	139,493
Safety Insurance Group, Inc. (Insurance)	1,976	81,806
Savient Pharmaceuticals, Inc.* (Biotechnology)	4,199	52,152
School Specialty, Inc.* (Retail)	1,482	52,522
Schulman (A.), Inc. (Chemicals)	3,458	84,133
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,223	68,913
SCPIE Holdings, Inc.* (Insurance)	1,482	37,050
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,976	184,479
Secure Computing Corp.* (Internet)	4,199	31,870
Select Comfort Corp.* (Retail)	2,964	48,076
Selective Insurance Group, Inc. (Insurance)	8,398	225,738
Senior Housing Properties Trust (REIT)	9,880	201,058
Shaw Group, Inc.* (Engineering & Construction)	11,609	537,381
SI International, Inc.* (Computers)	1,482	48,936
Signature Bank* (Banks)	1,976	67,382
Skechers U.S.A., Inc.—Class A* (Apparel)	1,482	43,274
Skyline Corp. (Home Builders)	988	29,650
SkyWest, Inc. (Airlines)	9,386	223,668
Skyworks Solutions, Inc.* (Semiconductors)	23,465	172,468
Smith Corp. (Miscellaneous Manufacturing)	3,211	128,087
Sonic Automotive, Inc. (Retail)	4,446	128,801
Sonic Solutions* (Electronics)	1,976	24,917
South Financial Group, Inc. (Banks)	10,868	246,051
South Jersey Industries, Inc. (Gas)	4,199	148,561
Southern Union Co. (Gas)	8,645	281,741
Southwest Gas Corp. (Gas)	5,928	200,426
Sovran Self Storage, Inc. (REIT)	2,964	142,746
Spartan Stores, Inc. (Food)	3,211	105,674
Spectrum Brands, Inc.* (Household Products/Wares)	5,434	36,788
Spherion Corp.* (Commercial Services)	8,151	76,538
SPSS, Inc.* (Software)	1,976	87,221
Stamps.com, Inc.* (Internet)	1,482	20,422
Standard Microsystems Corp.* (Semiconductors)	1,729	59,374
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,729	25,987
Standard Pacific Corp. (Home Builders)	9,386	164,537
Standex International Corp. (Miscellaneous Manufacturing)	1,729	49,173
StarTek, Inc. (Commercial Services)	1,729	18,656
Stein Mart, Inc. (Retail)	3,952	48,452
Sterling Bancorp (Banks)	2,717	43,553
Sterling Bancshares, Inc. (Banks)	5,928	67,046
Sterling Financial Corp. (Savings & Loans)	2,717	78,630
Stewart Information Services Corp. (Insurance)	2,717	108,218
Stratasys, Inc.* (Computers)	494	23,208
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	2,717	42,168
Superior Industries International, Inc. (Auto Parts & Equipment)	3,211	69,871
Supertex, Inc.* (Semiconductors)	1,235	38,705
Susquehanna Bancshares, Inc. (Banks)	7,657	171,287
SWS Group, Inc. (Diversified Financial Services)	3,705	80,102
Sykes Enterprises, Inc.* (Computers)	2,964	56,286
Symmetricom, Inc.* (Telecommunications)	6,669	56,020
Symmetry Medical, Inc.* (Healthcare-Products)	4,940	79,089
Tanger Factory Outlet Centers, Inc. (REIT)	4,446	166,503
Technitrol, Inc. (Electronics)	3,952	113,304
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,717	124,846
Tetra Tech, Inc.* (Environmental Control)	5,187	111,780
TETRA Technologies, Inc.* (Oil & Gas Services)	4,199	118,412
Texas Industries, Inc. (Building Materials)	3,952	309,876
Texas Roadhouse, Inc.—Class A* (Retail)	3,458	44,228
The Cato Corp.—Class A (Retail)	2,223	48,773
The Finish Line, Inc.—Class A (Retail)	2,717	24,752
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	2,964	99,413
The Hain Celestial Group, Inc.* (Food)	2,964	80,443
The Men’s Wearhouse, Inc. (Retail)	3,211	163,986
The Pep Boys—Manny, Moe & Jack (Retail)	7,904	159,345
The Standard Register Co. (Household Products/Wares)	1,729	19,711
The Steak n Shake Co.* (Retail)	1,729	28,857
The Stride Rite Corp. (Apparel)	5,187	105,089
Theragenics Corp.* (Pharmaceuticals)	4,940	20,600
THQ, Inc.* (Software)	3,458	105,538
Tollgrade Communications, Inc.* (Telecommunications)	1,976	20,847
Tower Group, Inc. (Insurance)	1,482	47,276
TradeStation Group, Inc.* (Diversified Financial Services)	2,223	25,898
Tredegar Corp. (Miscellaneous Manufacturing)	3,952	84,178
TreeHouse Foods, Inc.* (Food)	1,976	52,581
Triad Guaranty, Inc.* (Insurance)	494	19,725
Triarc Cos., Inc. (Retail)	5,928	93,070
Triumph Group, Inc. (Aerospace/Defense)	2,470	161,711
Tronox, Inc.—Class B (Chemicals)	5,928	83,288
TrustCo Bank Corp. NY (Banks)	10,868	107,376
TTM Technologies, Inc.* (Electronics)	3,458	44,954
Tuesday Morning Corp. (Retail)	1,729	21,370
UGI Corp. (Gas)	15,314	417,766
UIL Holdings Corp. (Electric)	3,705	122,635
Ultratech Stepper, Inc.* (Semiconductors)	3,458	46,095
Umpqua Holdings Corp. (Banks)	4,446	104,525
UniFirst Corp. (Textiles)	988	43,521
Unisource Energy Corp. (Electric)	5,187	170,600
United Bankshares, Inc. (Banks)	5,434	172,801
United Community Banks, Inc. (Banks)	2,470	63,948
United Fire & Casualty Co. (Insurance)	1,482	52,433
United Online, Inc. (Internet)	9,633	158,848
United Stationers, Inc.* (Distribution/Wholesale)	4,446	296,281
Universal Forest Products, Inc. (Building Materials)	2,717	114,820
Universal Technical Institute, Inc.* (Commercial Services)	2,223	56,442
URS Corp.* (Engineering & Construction)	7,657	371,747
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,235	89,859
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	6,916	277,055
Veeco Instruments, Inc.* (Semiconductors)	4,446	92,210
Viad Corp. (Commercial Services)	3,211	135,408
ViaSat, Inc.* (Telecommunications)	1,729	55,501
Vicor Corp. (Electrical Components & Equipment)	2,964	39,214
ViroPharma, Inc.* (Pharmaceuticals)	5,187	71,581
Vital Signs, Inc. (Healthcare-Products)	494	27,442
Volcom, Inc.* (Apparel)	741	37,146
Volt Information Sciences, Inc.* (Commercial Services)	1,729	31,883
Wabash National Corp. (Auto Manufacturers)	4,446	65,045
Watsco, Inc. (Distribution/Wholesale)	2,223	120,931

See accompanying notes to the financial statements.

18

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	1,729	$87,280
Watts Water Technologies, Inc.—Class A (Electronics)	2,223	83,296
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	6,422	86,055
WD-40 Co. (Household Products/Wares)	1,235	40,594
Whitney Holding Corp. (Banks)	9,633	289,953
Wintrust Financial Corp. (Banks)	1,235	54,155
WMS Industries, Inc.* (Leisure Time)	2,964	85,541
Wolverine World Wide, Inc. (Apparel)	2,964	82,132
Woodward Governor Co. (Electronics)	2,717	145,821
World Fuel Services Corp. (Retail)	1,482	62,333
X-Rite, Inc. (Electronics)	2,717	40,130
Zale Corp.* (Retail)	3,211	76,454
Zenith National Insurance Corp. (Insurance)	2,223	104,681

TOTAL COMMON STOCKS
(Cost $30,093,397)		45,396,281

Repurchase Agreements (1.9%)
	Principal
	Amount

UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $849,352 (Collateralized by $854,000 Federal National Mortgage Association, 5.125%, 9/2/08, market value $866,553)	$849,000	849,000

TOTAL REPURCHASE AGREEMENTS
(Cost $849,000)		849,000

TOTAL INVESTMENT SECURITIES
(Cost $30,942,397)—102.0%		46,245,281
Net other assets (liabilities)—(2.0)%		(894,187)

NET ASSETS—100.0%		$45,351,094

* Non-income producing security

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

E-Mini Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $167,500)	2	$(885)

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising	0.2%
Aerospace/Defense	2.1%
Agriculture	0.3%
Airlines	0.7%
Apparel	1.2%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.4%
Banks	7.0%
Beverages	NM
Biotechnology	0.7%
Building Materials	2.1%
Chemicals	2.5%
Coal	0.7%
Commercial Services	5.1%
Computers	1.0%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	1.9%
Diversified Financial Services	1.0%
Electric	2.6%
Electrical Components & Equipment	1.3%
Electronics	4.8%
Engineering & Construction	2.9%
Entertainment	0.5%
Environmental Control	0.2%
Food	3.0%
Forest Products & Paper	1.2%
Gas	5.2%
Hand/Machine Tools	1.1%
Healthcare-Products	1.7%
Healthcare-Services	1.3%
Home Builders	1.1%
Home Furnishings	0.7%
Household Products/Wares	0.5%
Housewares	0.2%
Insurance	2.6%
Internet	1.2%
Iron/Steel	0.5%
Leisure Time	0.7%
Lodging	0.2%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	3.2%
Media	0.3%
Metal Fabricate/Hardware	1.6%
Mining	1.2%
Miscellaneous Manufacturing	2.6%
Office Furnishings	0.2%
Oil & Gas	0.3%
Oil & Gas Services	1.4%
Packaging & Containers	0.1%
Pharmaceuticals	0.8%
REIT	6.3%
Retail	6.7%
Savings & Loans	2.1%
Semiconductors	4.2%
Software	1.9%
Telecommunications	3.1%
Textiles	0.5%
Toys/Games/Hobbies	0.3%
Transportation	2.3%
Water	0.2%
Other**	(0.1)%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $30,093,397)	$45,396,281
Repurchase agreements, at cost	849,000

Total Investment Securities	46,245,281
Cash	1,844
Segregated cash balances with brokers for futures contracts	6,411
Dividends and interest receivable	56,295
Receivable for investments sold	105,593
Prepaid and other expenses	1,081

Total Assets	46,416,505

Liabilities:
Payable for capital shares redeemed	1,000,701
Variation margin on futures contracts	1,680
Advisory fees payable	28,994
Management services fees payable	3,866
Administration fees payable	1,170
Administrative services fees payable	13,415
Distribution fees payable	10,564
Trustee fees payable	13
Transfer agency fees payable	2,659
Fund accounting fees payable	1,948
Compliance services fees payable	401

Total Liabilities	1,065,411

Net Assets	$45,351,094

Net Assets consist of:
Capital	$30,345,304
Accumulated net investment income (loss)	63,526
Accumulated net realized gains (losses) on investments	(359,735)
Net unrealized appreciation (depreciation) on investments	15,301,999

Net Assets	$45,351,094

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,171,249

Net Asset Value (offering and redemption price per share)	$38.72

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$565,761
Interest	6,252

Total Investment Income	572,013

Expenses:
Advisory fees	233,966
Management services fees	46,793
Administration fees	8,678
Transfer agency fees	6,708
Administrative services fees	106,301
Distribution fees	77,989
Custody fees	20,914
Fund accounting fees	10,229
Trustee fees	375
Compliance services fees	429
Other fees	11,703

Total Gross Expenses before reductions	524,085
Less Expenses reduced by the Advisor	(15,598)

Total Net Expenses	508,487

Net Investment Income (Loss)	63,526

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,317,484
Net realized gains (losses) on futures contracts	5,574
Change in net unrealized appreciation/depreciation on investments	(2,579,656)

Net Realized and Unrealized Gains (Losses) on Investments	1,743,402

Change in Net Assets Resulting from Operations	$1,806,928

See accompanying notes to the financial statements.

20

PROFUNDS VP ProFund VP Small-Cap Value

Statements of Changes in Net Assets

	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$63,526	$(257,611)
Net realized gains (losses) on investments	4,323,058	2,921,635
Change in net unrealized appreciation/depreciation on investments	(2,579,656)	6,987,519

Change in net assets resulting from operations	1,806,928	9,651,543

Distributions to Shareholders From:
Net realized gains on investments	—	(3,876,765)

Change in net assets resulting from distributions	—	(3,876,765)

Capital Transactions:
Proceeds from shares issued	141,401,509	375,396,216
Dividends reinvested	—	3,876,765
Value of shares redeemed	(200,617,669)	(345,106,978)

Change in net assets resulting from capital transactions	(59,216,160)	34,166,003

Change in net assets	(57,409,232)	39,940,781
Net Assets:
Beginning of period	102,760,326	62,819,545

End of period	$45,351,094	$102,760,326

Accumulated net investment income (loss)	$63,526	$—

Share Transactions:
Issued	3,769,828	10,490,030
Reinvested	—	113,588
Redeemed	(5,403,068)	(9,709,908)

Change in shares	(1,633,240)	893,710

See accompanying notes to the financial statements.

21

PROFUNDS VP ProFund VP Small-Cap Value
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 through December 31, 2002(a)

Net Asset Value, Beginning of Period	$36.64		$32.88	$33.54	$28.97	$21.51	$30.00

Investment Activities:
Net investment income (loss)(b)	0.04		(0.12)	(0.23)	(0.16)	(0.22)	(0.09)
Net realized and unrealized gains (losses) on investments	2.04		5.71	1.59	5.92	7.68	(8.40)

Total income (loss) from investment activities	2.08		5.59	1.36	5.76	7.46	(8.49)

Distributions to Shareholders From:
Net realized gains on investments	—		(1.83)	(2.02)	(1.19)	—	—

Net Asset Value, End of Period	$38.72		$36.64	$32.88	$33.54	$28.97	$21.51

Total Return	5.65	%(c)	17.43%	4.00%	20.12%	34.68%	(28.30	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.79%	1.91%	1.95%	2.08%	2.45%
Net expenses(d)	1.63%		1.75%	1.91%	1.95%	1.98%	1.98%
Net investment income (loss)(d)	0.20%		(0.34)%	(0.69)%	(0.53)%	(0.87)%	(0.61)%

Supplemental Data:
Net assets, end of period (000’s)	$45,351		$102,760	$62,820	$179,162	$147,174	$29,165
Portfolio turnover rate(e)	192	%(c)	436%	573%	819%	906%	1,253	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

22

PROFUNDS VP ProFund VP Small-Cap Growth

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	NM

Total Exposure	99%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.
Largest Equity Holdings
Company	% of Net Assets

Manitowoc Co.	1.7%
Helix Energy Solutions Group, Inc.	1.3%
Trimble Navigation, Ltd.	1.3%
Cabot Oil & Gas Corp.	1.2%
Chaparral Steel Co.	1.2%

S&P SmallCap 600/Citigroup Growth Index - Composition
% of Index

Consumer Non-Cyclical	23%
Industrial	19%
Consumer Cyclical	19%
Financial	11%
Energy	10%
Technology	10%
Basic Materials	3%
Communications	3%
Utilities	2%

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (99.3%)
	Shares	Value

A.S.V., Inc.* (Auto Manufacturers)	7,767	$134,214
Aaron Rents, Inc. (Commercial Services)	10,356	302,395
Actel Corp.* (Semiconductors)	2,589	36,013
Acuity Brands, Inc. (Miscellaneous Manufacturing)	6,904	416,173
Administaff, Inc. (Commercial Services)	2,589	86,706
Aeroflex, Inc.* (Telecommunications)	14,671	207,888
Alabama National BanCorp. (Banks)	2,589	160,104
Allscripts Healthcare Solutions, Inc.* (Software)	7,767	197,903
Amedisys, Inc.* (Healthcare-Services)	9,493	344,881
American Medical Systems Holdings, Inc.* (Healthcare-Products)	25,890	467,056
AMERIGROUP Corp.* (Healthcare-Services)	6,904	164,315
AMIS Holdings, Inc.* (Semiconductors)	23,301	291,729
AMN Healthcare Services, Inc.* (Commercial Services)	12,082	265,804
AmSurg Corp.* (Healthcare-Services)	11,219	270,827
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	3,452	90,408
Ansoft Corp.* (Computers)	4,315	127,249
ANSYS, Inc.* (Software)	27,616	731,824
AptarGroup, Inc. (Miscellaneous Manufacturing)	13,808	491,012
Arbitron, Inc. (Commercial Services)	6,041	311,293
Armor Holdings, Inc.* (Aerospace/Defense)	11,219	974,595
ArQule, Inc.* (Biotechnology)	3,452	24,337
Arris Group, Inc.* (Telecommunications)	7,767	136,622
ArthroCare Corp.* (Healthcare-Products)	9,493	416,838
Astec Industries, Inc.* (Machinery-Construction & Mining)	1,726	72,872
ATMI, Inc.* (Semiconductors)	4,315	129,450
Atwood Oceanics, Inc.* (Oil & Gas)	4,315	296,095
Authorize.Net Holdings, Inc.* (Internet)	3,452	61,756
Avid Technology, Inc.* (Software)	4,315	152,535
Bankrate, Inc.* (Commercial Services)	4,315	206,775
BankUnited Financial Corp.—Class A (Savings & Loans)	5,178	103,922
Bel Fuse, Inc.—Class B (Electronics)	1,726	58,736
Big 5 Sporting Goods Corp. (Retail)	2,589	66,020
Biolase Technology, Inc.* (Healthcare-Products)	8,630	52,384
Blackbaud, Inc. (Software)	15,534	342,991
Blue Coat Systems, Inc.* (Internet)	1,726	85,472
Blue Nile, Inc.* (Internet)	1,726	104,250
Boston Private Financial Holdings, Inc. (Banks)	6,904	185,510
Bradley Pharmaceuticals, Inc.* (Pharmaceuticals)	6,041	131,150
Brady Corp.—Class A (Electronics)	8,630	320,518
Bright Horizons Family Solutions, Inc.* (Commercial Services)	9,493	369,373
Bristow Group, Inc.* (Transportation)	4,315	213,808
Brown Shoe Co., Inc. (Retail)	6,041	146,917
Brush Engineered Materials, Inc.* (Mining)	1,726	72,475
C-COR, Inc.* (Telecommunications)	4,315	60,669
Cabot Microelectronics Corp.* (Chemicals)	8,630	306,279
Cabot Oil & Gas Corp. (Oil & Gas)	34,520	1,273,098
CACI International, Inc.—Class A* (Computers)	11,219	548,048
California Pizza Kitchen, Inc.* (Retail)	6,041	129,761
Captaris, Inc.* (Software)	2,589	13,256
CARBO Ceramics, Inc. (Oil & Gas Services)	7,767	340,272
Cascade Bancorp (Banks)	10,356	239,638
Cascade Corp. (Machinery-Diversified)	1,726	135,387
Cash America International, Inc. (Retail)	6,904	273,744
Catapult Communications Corp.* (Computers)	1,726	17,122
CEC Entertainment, Inc.* (Retail)	12,082	425,286
Centene Corp.* (Healthcare-Services)	7,767	166,369
Central Garden & Pet Co.—Class A* (Household Products/Wares)	7,767	91,107
Ceradyne, Inc.* (Miscellaneous Manufacturing)	9,493	702,102
Chaparral Steel Co. (Iron/Steel)	17,260	1,240,476
Charlotte Russe Holding, Inc.* (Retail)	6,904	185,510
Chattem, Inc.* (Cosmetics/Personal Care)	4,315	273,485
Checkpoint Systems, Inc.* (Electronics)	6,041	152,535
Christopher & Banks Corp. (Retail)	13,808	236,807
Clarcor, Inc. (Miscellaneous Manufacturing)	11,219	419,927
Cleveland-Cliffs, Inc. (Iron/Steel)	14,671	1,139,497
Coinstar, Inc.* (Commercial Services)	10,356	326,007
Comtech Telecommunications Corp.* (Telecommunications)	8,630	400,605
Concur Technologies, Inc.* (Software)	8,630	197,195
CONMED Corp.* (Healthcare-Products)	3,452	101,075
Cooper Cos., Inc. (Healthcare-Products)	16,397	874,288
Corn Products International, Inc. (Food)	10,356	470,680
Corus Bankshares, Inc. (Banks)	2,589	44,686
Crocs, Inc.* (Apparel)	24,164	1,039,777
Cross Country Healthcare, Inc.* (Commercial Services)	4,315	71,974

See accompanying notes to the financial statements.

23

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

CryoLife, Inc.* (Biotechnology)	2,589	$33,683
CT Communications, Inc. (Telecommunications)	1,726	52,660
Cubic Corp. (Electronics)	3,452	104,181
Curtiss-Wright Corp. (Aerospace/Defense)	16,397	764,264
Cyberonics, Inc.* (Healthcare-Products)	4,315	72,578
Cymer, Inc.* (Electronics)	5,178	208,156
Daktronics, Inc. (Electronics)	11,219	240,984
Deckers Outdoor Corp.* (Apparel)	4,315	435,383
Delphi Financial Group, Inc.—Class A (Insurance)	9,493	396,997
Deltic Timber Corp. (Forest Products & Paper)	1,726	94,619
Digene Corp.* (Biotechnology)	8,630	518,231
Diodes, Inc.* (Semiconductors)	6,904	288,380
Dionex Corp.* (Electronics)	6,904	490,115
Ditech Networks, Inc.* (Telecommunications)	2,589	21,204
DJO, Inc.* (Healthcare-Products)	5,178	213,696
Dress Barn, Inc.* (Retail)	17,260	354,175
Drew Industries, Inc.* (Building Materials)	6,904	228,799
Drill-Quip, Inc.* (Oil & Gas Services)	4,315	193,959
DSP Group, Inc.* (Semiconductors)	6,904	141,325
East West Bancorp, Inc. (Banks)	22,438	872,389
EDO Corp. (Aerospace/Defense)	3,452	113,467
eFunds Corp.* (Software)	17,260	609,105
El Paso Electric Co.* (Electric)	6,041	148,367
Energen Corp. (Gas)	16,397	900,851
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	4,315	184,639
Enzo Biochem, Inc.* (Biotechnology)	4,315	64,509
Epicor Software Corp.* (Software)	12,945	192,492
EPIQ Systems, Inc.* (Software)	7,767	125,515
Essex Property Trust, Inc. (REIT)	3,452	401,468
Esterline Technologies Corp.* (Aerospace/Defense)	3,452	166,766
FactSet Research Systems, Inc. (Computers)	13,808	943,777
FEI Co.* (Electronics)	4,315	140,065
First Cash Financial Services, Inc.* (Retail)	7,767	182,058
First Midwest Bancorp, Inc. (Banks)	6,904	245,161
First Republic Bank (Banks)	4,315	231,543
FirstFed Financial Corp.* (Savings & Loans)	3,452	195,832
FLIR Systems, Inc.* (Electronics)	24,164	1,117,585
Forward Air Corp. (Transportation)	11,219	382,456
Fossil, Inc.* (Household Products/Wares)	16,397	483,548
Franklin Bank Corp. Houston* (Savings & Loans)	8,630	128,587
Frontier Financial Corp. (Banks)	7,767	174,991
Gardner Denver, Inc.* (Machinery-Diversified)	10,356	440,648
GenCorp, Inc.* (Aerospace/Defense)	9,493	124,074
General Communication, Inc.—Class A* (Telecommunications)	16,397	210,046
Genesco, Inc.* (Retail)	6,041	316,005
Glacier Bancorp, Inc. (Banks)	10,356	210,745
Greatbatch, Inc.* (Electrical Components & Equipment)	7,767	251,651
Griffon Corp.* (Miscellaneous Manufacturing)	5,178	112,777
Guitar Center, Inc.* (Retail)	10,356	619,392
Haemonetics Corp.* (Healthcare-Products)	6,041	317,817
Hanmi Financial Corp. (Banks)	8,630	147,228
Harmonic, Inc.* (Telecommunications)	7,767	68,893
Headwaters, Inc.* (Energy-Alternate Sources)	15,534	268,272
Healthcare Services Group, Inc. (Commercial Services)	6,041	178,209
HealthExtras, Inc.* (Pharmaceuticals)	11,219	331,858
Healthways, Inc.* (Healthcare-Services)	12,945	613,205
Heartland Express, Inc. (Transportation)	21,575	351,672
Heidrick & Struggles International, Inc.* (Commercial Services)	1,726	88,440
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	34,520	1,377,693
Hibbett Sports, Inc.* (Retail)	11,219	307,176
Hilb, Rogal, and Hobbs Co. (Insurance)	12,945	554,823
Hologic, Inc.* (Healthcare-Products)	18,986	1,050,116
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	3,452	133,800
Hot Topic, Inc.* (Retail)	16,397	178,235
Hub Group, Inc.—Class A* (Transportation)	5,178	182,058
Hutchinson Technology, Inc.* (Computers)	5,178	97,398
Iconix Brand Group, Inc.* (Apparel)	6,041	134,231
ICU Medical, Inc.* (Healthcare-Products)	5,178	222,343
IDEX Corp. (Machinery-Diversified)	12,945	498,900
IDEXX Laboratories, Inc.* (Healthcare-Products)	11,219	1,061,654
IHOP Corp. (Retail)	2,589	140,919
Immucor, Inc.* (Healthcare-Products)	25,027	700,005
Independent Bank Corp. Michigan (Banks)	4,315	74,261
Infinity Property & Casualty Corp. (Insurance)	6,904	350,240
Informatica Corp.* (Software)	12,945	191,198
Input/Output, Inc.* (Oil & Gas Services)	6,904	107,771
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	4,315	94,110
Integra LifeSciences Holdings* (Biotechnology)	6,904	341,196
Interface, Inc.—Class A (Office Furnishings)	5,178	97,657
Intevac, Inc.* (Machinery-Diversified)	2,589	55,042
inVentiv Health, Inc.* (Advertising)	3,452	126,378
Investment Technology Group, Inc.* (Diversified Financial Services)	16,397	710,482
Itron, Inc.* (Electronics)	11,219	874,409
J & J Snack Foods Corp. (Food)	2,589	97,709
j2 Global Communications, Inc.* (Internet)	18,123	632,493
Jack in the Box, Inc.* (Retail)	12,945	918,318
JDA Software Group, Inc.* (Software)	3,452	67,763
Jos. A. Bank Clothiers, Inc.* (Retail)	6,904	286,309
K-Swiss, Inc.—Class A (Apparel)	9,493	268,937
Kaydon Corp. (Metal Fabricate/Hardware)	4,315	224,898
Kendle International, Inc.* (Commercial Services)	1,726	63,465
Kensey Nash Corp.* (Healthcare-Products)	4,315	115,685
Keystone Automotive Industries, Inc.* (Auto Parts & Equipment)	3,452	142,809
Kilroy Realty Corp. (REIT)	3,452	244,540
Kirby Corp.* (Transportation)	18,986	728,873
Knight Transportation, Inc. (Transportation)	20,712	401,399
Komag, Inc.* (Computers)	11,219	357,774
Kopin Corp.* (Semiconductors)	8,630	33,657
Labor Ready, Inc.* (Commercial Services)	8,630	199,439
Landstar System, Inc. (Transportation)	20,712	999,354
LCA-Vision, Inc. (Healthcare-Products)	3,452	163,142
Lindsay Manufacturing Co. (Machinery-Diversified)	2,589	114,667
Lithia Motors, Inc.—Class A (Retail)	1,726	43,737
Littelfuse, Inc.* (Electrical Components & Equipment)	3,452	116,574
LKQ Corp.* (Distribution/Wholesale)	16,397	404,350
LoJack Corp.* (Electronics)	4,315	96,181
Lufkin Industries, Inc. (Oil & Gas Services)	2,589	167,120
MagneTek, Inc.* (Electrical Components & Equipment)	3,452	17,778
Manhattan Associates, Inc.* (Computers)	10,356	289,036
Manitowoc Co. (Machinery-Diversified)	22,438	1,803,566
Mannatech, Inc. (Pharmaceuticals)	2,589	41,139
ManTech International Corp.—Class A* (Software)	6,904	212,850
MarineMax, Inc.* (Retail)	3,452	69,109
Martek Biosciences Corp.* (Biotechnology)	6,904	179,297
Matria Healthcare, Inc.* (Healthcare-Services)	3,452	104,527
Matrix Service Co.* (Oil & Gas Services)	5,178	128,673
MAXIMUS, Inc. (Commercial Services)	3,452	149,748
Mentor Corp. (Healthcare-Products)	15,534	631,923
Mercury Computer Systems, Inc.* (Computers)	5,178	63,172
Meridian Bioscience, Inc. (Healthcare-Products)	5,178	112,155
Merit Medical Systems, Inc.* (Healthcare-Products)	10,356	123,858
Meritage Homes Corp.* (Home Builders)	7,767	207,767
MGI Pharma, Inc.* (Pharmaceuticals)	16,397	366,801
Micros Systems, Inc.* (Computers)	14,671	798,102

See accompanying notes to the financial statements.

24

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Microsemi Corp.* (Semiconductors)	11,219	$268,695
Mobile Mini, Inc.* (Storage/Warehousing)	12,945	377,994
Monarch Casino & Resort, Inc.* (Lodging)	3,452	92,686
Moog, Inc.—Class A* (Aerospace/Defense)	7,767	342,602
Movado Group, Inc. (Retail)	2,589	87,353
MTS Systems Corp. (Computers)	3,452	154,201
Multimedia Games, Inc.* (Leisure Time)	10,356	132,143
Napster, Inc.* (Software)	5,178	17,605
Nara Bancorp, Inc. (Banks)	7,767	123,728
NCI Building Systems, Inc.* (Building Materials)	2,589	127,715
Neoware, Inc.* (Software)	6,904	93,480
NETGEAR, Inc.* (Telecommunications)	12,082	437,972
Network Equipment Technologies, Inc.* (Telecommunications)	2,589	24,699
Novatel Wireless, Inc.* (Telecommunications)	2,589	67,366
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	8,630	202,373
Oceaneering International, Inc.* (Oil & Gas Services)	19,849	1,044,851
Odyssey Healthcare, Inc.* (Healthcare-Services)	12,945	153,528
Old Dominion Freight Line, Inc.* (Transportation)	6,041	182,136
On Assignment, Inc.* (Commercial Services)	4,315	46,257
Option Care, Inc. (Healthcare-Services)	7,767	119,612
Oxford Industries, Inc. (Apparel)	2,589	114,796
P.F. Chang ’s China Bistro, Inc.* (Retail)	9,493	334,154
Palomar Medical Technologies, Inc.* (Healthcare-Products)	2,589	89,864
Panera Bread Co.—Class A* (Retail)	11,219	516,747
Papa John ’s International, Inc.* (Retail)	8,630	248,199
PAREXEL International Corp.* (Commercial Services)	5,178	217,787
PC-Tel, Inc.* (Internet)	1,726	15,103
Pediatrix Medical Group, Inc.* (Healthcare-Services)	18,123	999,483
Peet’s Coffee & Tea, Inc.* (Beverages)	3,452	85,023
Penn Virginia Corp. (Oil & Gas)	13,808	555,082
PetMed Express, Inc.* (Pharmaceuticals)	8,630	110,809
Petroleum Development* (Oil & Gas)	5,178	245,851
Pharmanet Development Group, Inc.* (Commercial Services)	6,904	220,100
Philadelphia Consolidated Holding Corp.* (Insurance)	20,712	865,762
Phoenix Technologies, Ltd.* (Software)	3,452	29,100
Playtex Products, Inc.* (Household Products/Wares)	20,712	306,745
Polaris Industries, Inc. (Leisure Time)	10,356	560,881
PolyMedica Corp. (Healthcare-Products)	8,630	352,535
Pool Corp. (Distribution/Wholesale)	18,986	741,024
Portfolio Recovery Associates, Inc. (Diversified Financial Services)	6,041	362,581
Possis Medical, Inc.* (Healthcare-Products)	6,041	65,726
Pre-Paid Legal Services, Inc.* (Commercial Services)	3,452	221,998
PrivateBancorp, Inc. (Banks)	6,904	198,835
ProAssurance Corp.* (Insurance)	7,767	432,389
Progress Software Corp.* (Software)	8,630	274,348
Prosperity Bancshares, Inc. (Banks)	7,767	254,447
PS Business Parks, Inc. (REIT)	2,589	164,065
PSS World Medical, Inc.* (Healthcare-Products)	9,493	172,962
Quality Systems, Inc. (Software)	6,041	229,377
Quiksilver, Inc.* (Apparel)	44,013	621,904
Ralcorp Holdings, Inc.* (Food)	6,041	322,891
RARE Hospitality International, Inc.* (Retail)	8,630	231,025
RC2 Corp.* (Toys/Games/Hobbies)	5,178	207,172
Red Robin Gourmet Burgers, Inc.* (Retail)	2,589	104,518
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	13,808	247,439
Respironics, Inc.* (Healthcare-Products)	26,753	1,139,410
Rewards Network, Inc.* (Commercial Services)	9,493	38,637
RLI Corp. (Insurance)	5,178	289,709
Robbins & Myers, Inc. (Machinery-Diversified)	2,589	137,554
Rogers Corp.* (Electronics)	3,452	127,724
RTI International Metals, Inc.* (Mining)	3,452	260,177
Rudolph Technologies, Inc.* (Semiconductors)	3,452	57,338
Ruth’s Chris Steak House, Inc.* (Retail)	3,452	58,649
Sanderson Farms, Inc. (Food)	6,041	271,966
Savient Pharmaceuticals, Inc.* (Biotechnology)	6,041	75,029
ScanSource, Inc.* (Distribution/Wholesale)	9,493	303,681
School Specialty, Inc.* (Retail)	2,589	91,754
Sciele Pharma, Inc.* (Pharmaceuticals)	10,356	243,987
SEACOR SMIT, Inc.* (Oil & Gas Services)	2,589	241,709
Secure Computing Corp.* (Internet)	12,945	98,253
Select Comfort Corp.* (Retail)	12,082	195,970
Shuffle Master, Inc.* (Entertainment)	12,945	214,887
SI International, Inc.* (Computers)	863	28,496
Sierra Health Services, Inc.* (Healthcare-Services)	20,712	861,205
Signature Bank* (Banks)	6,041	205,998
Simpson Manufacturing Co., Inc. (Building Materials)	13,808	465,882
Skechers U.S.A., Inc.—Class A* (Apparel)	5,178	151,198
Sonic Corp.* (Retail)	25,890	572,687
Sonic Solutions* (Electronics)	4,315	54,412
Southern Union Co. (Gas)	18,123	590,629
SPSS, Inc.* (Software)	2,589	114,278
St. Mary Land & Exploration Co. (Oil & Gas)	22,438	821,680
Stage Stores, Inc. (Retail)	15,534	325,593
Stamps.com, Inc.* (Internet)	3,452	47,569
Standard Microsystems Corp.* (Semiconductors)	3,452	118,542
Sterling Bancshares, Inc. (Banks)	10,356	117,126
Sterling Financial Corp. (Savings & Loans)	8,630	249,752
Stone Energy Corp.* (Oil & Gas)	10,356	354,797
Stratasys, Inc.* (Computers)	2,589	121,631
Sunrise Assisted Living, Inc.* (Healthcare-Services)	16,397	655,716
Supertex, Inc.* (Semiconductors)	1,726	54,093
SurModics, Inc.* (Healthcare-Products)	6,041	302,050
Swift Energy Co.* (Oil & Gas)	11,219	479,724
Sykes Enterprises, Inc.* (Computers)	3,452	65,553
Synaptics, Inc.* (Computers)	9,493	339,754
Take-Two Interactive Software, Inc.* (Software)	26,753	534,257
Technitrol, Inc. (Electronics)	5,178	148,453
Teledyne Technologies, Inc.* (Aerospace/Defense)	6,041	277,584
Tetra Tech, Inc.* (Environmental Control)	7,767	167,379
TETRA Technologies, Inc.* (Oil & Gas Services)	16,397	462,395
Texas Roadhouse, Inc.—Class A* (Retail)	10,356	132,453
The Cato Corp.—Class A (Retail)	6,041	132,540
The Children’s Place Retail Stores, Inc.* (Retail)	8,630	445,653
The Finish Line, Inc.—Class A (Retail)	8,630	78,619
The Gymboree Corp.* (Apparel)	11,219	442,141
The Hain Celestial Group, Inc.* (Food)	6,904	187,375
The Men’s Wearhouse, Inc. (Retail)	11,219	572,954
The Nautilus Group, Inc. (Leisure Time)	11,219	135,077
The Steak n Shake Co.* (Retail)	6,041	100,824
THQ, Inc.* (Software)	14,671	447,759
Toro Co. (Housewares)	14,671	863,975
Tower Group, Inc. (Insurance)	3,452	110,119
Tractor Supply Co.* (Retail)	12,945	673,787
TradeStation Group, Inc.* (Diversified Financial Services)	3,452	40,216
TreeHouse Foods, Inc.* (Food)	6,041	160,751
Triad Guaranty, Inc.* (Insurance)	3,452	137,838
Triarc Cos., Inc. (Retail)	7,767	121,942
Trimble Navigation, Ltd.* (Electronics)	41,424	1,333,853
TTM Technologies, Inc.* (Electronics)	5,178	67,314
Tuesday Morning Corp. (Retail)	6,904	85,333
Tween Brands, Inc.* (Retail)	12,082	538,857
UCBH Holdings, Inc. (Banks)	34,520	630,680
Umpqua Holdings Corp. (Banks)	10,356	243,470
UniFirst Corp. (Textiles)	2,589	114,045
Unit Corp.* (Oil & Gas)	17,260	1,085,827
United Community Banks, Inc. (Banks)	6,904	178,745
United Fire & Casualty Co. (Insurance)	4,315	152,665
See accompanying notes to the financial statements.

25

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

United Natural Foods, Inc.* (Food)	15,534	$412,894
Universal Technical Institute, Inc.* (Commercial Services)	2,589	65,735
USANA Health Sciences, Inc.* (Pharmaceuticals)	3,452	154,442
Valmont Industries, Inc. (Metal Fabricate/Hardware)	3,452	251,168
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	12,945	518,577
Vertrue, Inc.* (Commercial Services)	3,452	168,389
ViaSat, Inc.* (Telecommunications)	5,178	166,214
ViroPharma, Inc.* (Pharmaceuticals)	12,082	166,732
Vital Signs, Inc. (Healthcare-Products)	1,726	95,879
Volcom, Inc.* (Apparel)	2,589	129,787
W-H Energy Services, Inc.* (Oil & Gas Services)	11,219	694,568
Waste Connections, Inc.* (Environmental Control)	24,164	730,719
Watsco, Inc. (Distribution/Wholesale)	3,452	187,789
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	11,219	566,335
Watts Water Technologies, Inc.—Class A (Electronics)	5,178	194,020
WD-40 Co. (Household Products/Wares)	3,452	113,467
Websense, Inc.* (Internet)	16,397	348,436
Wilshire Bancorp, Inc. (Banks)	6,041	73,579
Winnebago Industries, Inc. (Home Builders)	11,219	331,185
Wintrust Financial Corp. (Banks)	6,041	264,898
WMS Industries, Inc.* (Leisure Time)	6,041	174,343
Wolverine World Wide, Inc. (Apparel)	12,945	358,706
Woodward Governor Co. (Electronics)	4,315	231,586
World Acceptance Corp.* (Diversified Financial Services)	6,041	258,132
World Fuel Services Corp. (Retail)	6,904	290,382
X-Rite, Inc. (Electronics)	3,452	50,986
Zale Corp.* (Retail)	9,493	226,028
Zenith National Insurance Corp. (Insurance)	7,767	365,748

TOTAL COMMON STOCKS (Cost $84,814,043)		105,238,259

Repurchase Agreements (0.9%)
	Principal
	Amount

UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $933,387 (Collateralized by $938,000 Federal National Mortgage Association, 5.125%, 9/2/08, market value $951,787)	$933,000	933,000

TOTAL REPURCHASE AGREEMENTS (Cost $933,000)		933,000

TOTAL INVESTMENT SECURITIES (Cost $85,747,043)—100.2%		106,171,259
Net other assets (liabilities)—(0.2)%		(182,745)

NET ASSETS—100.0%		$105,988,514

*	Non-income producing security

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $167,500)	2	$(885)

ProFund VP Small-Cap Growth invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising	0.1%
Aerospace/Defense	2.6%
Apparel	3.4%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.1%
Banks	4.5%
Beverages	0.1%
Biotechnology	1.4%
Building Materials	0.7%
Chemicals	0.3%
Commercial Services	4.0%
Computers	3.7%
Cosmetics/Personal Care	0.3%
Distribution/Wholesale	1.6%
Diversified Financial Services	1.2%
Electric	0.1%
Electrical Components & Equipment	0.3%
Electronics	5.7%
Energy-Alternate Sources	0.3%
Engineering & Construction	0.1%
Entertainment	0.2%
Environmental Control	0.9%
Food	1.9%
Forest Products & Paper	0.1%
Gas	1.5%
Healthcare-Products	8.5%
Healthcare-Services	4.2%
Home Builders	0.5%
Household Products/Wares	1.0%
Housewares	0.8%
Insurance	3.3%
Internet	1.3%
Iron/Steel	2.3%
Leisure Time	0.9%
Lodging	0.1%
Machinery-Construction & Mining	0.1%
Machinery-Diversified	3.0%
Metal Fabricate/Hardware	0.4%
Mining	0.3%
Miscellaneous Manufacturing	2.3%
Office Furnishings	0.1%
Oil & Gas	4.8%
Oil & Gas Services	4.6%
Pharmaceuticals	1.5%
REIT	0.8%
Retail	10.4%
Savings & Loans	0.7%
Semiconductors	1.9%
Software	4.5%
Storage/Warehousing	0.4%
Telecommunications	1.8%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	3.3%
Other**	0.7%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

26

PROFUNDS VP ProFund VP Small-Cap Growth (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $84,814,043)	$105,238,259
Repurchase agreements, at cost	933,000

Total Investment Securities	106,171,259
Cash	2,631
Segregated cash balances with brokers for futures contracts	6,411
Dividends and interest receivable	27,821
Receivable for capital shares issued	3,076
Receivable for investments sold	174,420
Prepaid expenses	930

Total Assets	106,386,548

Liabilities:
Payable for capital shares redeemed	223,086
Variation margin on futures contracts	1,680
Advisory fees payable	59,766
Management services fees payable	7,969
Administration fees payable	2,412
Administrative services fees payable	28,132
Distribution fees payable	21,795
Trustee fees payable	20
Transfer agency fees payable	5,481
Fund accounting fees payable	3,684
Compliance services fees payable	544
Other accrued expenses	43,465

Total Liabilities	398,034

Net Assets	$105,988,514

Net Assets consist of:
Capital	$78,477,535
Accumulated net investment income (loss)	(524,416)
Accumulated net realized gains (losses) on investments	7,612,064
Net unrealized appreciation (depreciation) on investments	20,423,331

Net Assets	$105,988,514

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,964,868

Net Asset Value (offering and redemption price per share)	$35.75

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$175,808
Interest	6,972

Total Investment Income	182,780

Expenses:
Advisory fees	311,304
Management services fees	62,261
Administration fees	14,579
Transfer agency fees	15,930
Administrative services fees	141,356
Distribution fees	103,768
Custody fees	26,327
Fund accounting fees	22,950
Trustee fees	779
Compliance services fees	1,161
Other fees	27,535

Total Gross Expenses before reductions	727,950
Less Expenses reduced by the Advisor	(20,754)

Total Net Expenses	707,196

Net Investment Income (Loss)	(524,416)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,403,451
Net realized gains (losses) on futures contracts	5,574
Change in net unrealized appreciation/depreciation on investments	1,926,603

Net Realized and Unrealized Gains (Losses) on Investments	6,335,628

Change in Net Assets Resulting from Operations	$5,811,212

See accompanying notes to the financial statements.

27

PROFUNDS VP ProFund VP Small-Cap Growth
Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$(524,416)	$(1,432,867)
Net realized gains (losses) on investments	4,409,025	17,512,869
Change in net unrealized appreciation/depreciation on investments	1,926,603	(2,844,860)

Change in net assets resulting from operations	5,811,212	13,235,142

Distributions to Shareholders From:
Net realized gains on investments	—	(17,971,525)

Change in net assets resulting from distributions	—	(17,971,525)

Capital Transactions:
Proceeds from shares issued	173,535,980	553,493,648
Dividends reinvested	—	17,971,525
Value of shares redeemed	(154,838,092)	(672,183,371)

Change in net assets resulting from capital transactions	18,697,888	(100,718,198)

Change in net assets	24,509,100	(105,454,581)
Net Assets:
Beginning of period	81,479,414	186,933,995

End of period	$105,988,514	$81,479,414

Accumulated net investment income (loss)	$(524,416)	$—

Share Transactions:
Issued	5,024,717	14,088,721
Reinvested	—	586,155
Redeemed	(4,564,712)	(16,988,248)

Change in shares	460,005	(2,313,372)

See accompanying notes to the financial statements.

28

PROFUNDS VP ProFund VP Small-Cap Growth
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the	For the	For the	For the	For the period
	June 30, 2007		year ended	year ended	year ended	year ended	May 1, 2002 through
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002(a)

Net Asset Value, Beginning of Period	$32.53		$38.80	$36.08	$31.35	$23.34	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.21)		(0.51)	(0.38)	(0.44)	(0.37)	(0.21)
Net realized and unrealized gains (losses) on investments	3.43		3.31	3.10	6.57	8.38	(6.45)

Total income (loss) from investment activities	3.22		2.80	2.72	6.13	8.01	(6.66)

Distributions to Shareholders From:
Net realized gains on investments	—		(9.07)	—	(1.40)	—	—

Net Asset Value, End of Period	$35.75		$32.53	$38.80	$36.08	$31.35	$23.34

Total Return	9.90	%(c)	8.65%	7.54%	19.80%	34.32%	(22.20	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.75%		1.79%	1.85%	1.90%	2.00%	2.20%
Net expenses(d)	1.70%		1.77%	1.85%	1.90%	1.98%	1.98%
Net investment income (loss)(d)	(1.26)%		(1.31)%	(1.03)%	(1.32)%	(1.36)%	(1.34)%

Supplemental Data:
Net assets, end of period (000’s)	$105,989		$81,479	$186,934	$210,984	$153,401	$23,968
Portfolio turnover rate(e)	171	%(c)	472%	585%	979%	785%	1,260	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

29

PROFUNDS VP ProFund VP Asia 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	1%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

PetroChina Company, Ltd.	12.0%
China Mobile, Ltd.	10.4%
China Petroleum and Chemical Corp.	7.5%
China Life Insurance Co.	7.2%
BHP Billiton, Ltd.	5.7%

ProFunds Asia 30 Index - Composition
% of Index

China	47%
Hong Kong	16%
Taiwan	10%
India	9%
South Korea	8%
Australia	6%
Philippines	2%
Singapore	2%

PROFUNDS VP ProFund VP Asia 30 (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (98.7%)
	Shares	Value

Aluminum Corp. of China, Ltd. (Mining)	122,007	$5,209,699
American Oriental Bioengineering, Inc.* (Biotechnology)	211,843	1,885,403
AU Optronics Corp. (Electronics)	193,026	3,320,047
Baidu.com, Inc.* (Internet)	20,031	3,364,807
BHP Billiton, Ltd. (Mining)	146,894	8,776,916
CDC Corp.—Class A* (Internet)	264,045	2,220,618
China Life Insurance Co. (Insurance)	203,952	10,946,104
China Mobile, Ltd. (Telecommunications)	293,788	15,835,173
China Petroleum and Chemical Corp. (Oil & Gas)	103,190	11,520,132
Chunghwa Telecom Co., Ltd. (Telecommunications)	177,851	3,354,270
CNOOC, Ltd. (Oil & Gas)	51,595	5,865,836
Ctrip.com International, Ltd. (Internet)	33,385	2,625,063
Flextronics International, Ltd.* (Electronics)	237,337	2,563,240
Focus Media Holding, Ltd.* (Advertising)	66,163	3,341,231
HDFC Bank, Ltd. (Banks)	37,634	3,171,041
Home Inns & Hotels Management, Inc.* (Lodging)	70,412	2,267,971
Icici Bank, Ltd. (Banks)	81,945	4,027,597
Infosys Technologies, Ltd. (Software)	78,910	3,975,486
Kookmin Bank (Banks)	46,132	4,046,699
Netease.com, Inc.* (Internet)	135,361	2,303,844
PetroChina Company, Ltd. (Oil & Gas)	123,221	18,320,498
Philippine Long Distance Telephone Co. (Telecommunications)	53,416	3,055,395
POSCO (Iron/Steel)	41,276	4,953,120
Satyam Computer Services, Ltd. (Software)	113,509	2,810,483
SINA Corp.* (Internet)	67,984	2,845,810
SK Telecom Co., Ltd. (Telecommunications)	128,684	3,519,507
Sohu.com, Inc.* (Internet)	94,085	3,009,779
Suntech Power Holdings Co., Ltd.* (Energy-Alternate Sources)	68,591	2,501,514
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	539,549	6,005,180
United Microelectronics Corp. (Semiconductors)	923,247	3,157,505

TOTAL COMMON STOCKS
(Cost $93,377,667)		150,799,968

Repurchase Agreements (1.8%)
	Principal
	Amount

UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $2,682,113 (Collateralized by $2,685,000 Federal National Mortgage Association, 4.75%, 8/3/07, market value $2,735,438)	$2,681,000	2,681,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,681,000)		2,681,000

TOTAL INVESTMENT SECURITIES
(Cost $96,058,667)—100.5%		153,480,968
Net other assets (liabilities)—(0.5)%		(744,429)

NET ASSETS—100.0%		$152,736,539

As of June 30, 2007, all securities in this portfolio were traded on U.S. Exchanges.
*	Non-income producing security

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

E-Mini S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $1,896,250)	25	$(17,713)

ProFund VP Asia 30 invested in, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising	2.2%
Banks	7.4%
Biotechnology	1.2%
Electronics	3.9%
Energy-Alternate Sources	1.6%
Insurance	7.2%
Internet	10.8%
Iron/Steel	3.2%

See accompanying notes to the financial statements.

30

PROFUNDS VP ProFund VP Asia 30 (unaudited)	Schedule of Portfolio Investments June 30, 2007

Lodging	1.5%
Mining	9.1%
Oil & Gas	23.3%
Semiconductors	6.0%
Software	4.4%
Telecommunications	16.9%
Others**	1.3%

ProFund VP Asia 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of June 30, 2007:

Australia	5.7%
China	45.9%
Hong Kong	15.6%
India	9.2%
Korea	8.2%
Philippines	2.0%
Singapore	1.7%
Taiwan	10.4%
United States**	1.3%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

31

PROFUNDS VP ProFund VP Asia 30 (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $93,377,667)	$150,799,968
Repurchase agreements, at cost	2,681,000

Total Investment Securities	153,480,968
Cash	1,321
Segregated cash balances with brokers for futures contracts	85,462
Dividends and interest receivable	446,624
Receivable for capital shares issued	33,844
Receivable for investments sold	6,208,191
Prepaid expenses	1,290

Total Assets	160,257,700

Liabilities:
Payable for capital shares redeemed	7,291,025
Variation margin on futures contracts	1,250
Advisory fees payable	85,714
Management services fees payable	11,429
Administration fees payable	3,470
Administrative services fees payable	39,378
Distribution fees payable	34,477
Trustee fees payable	31
Transfer agency fees payable	7,251
Fund accounting fees payable	5,030
Compliance services fees payable	891
Other accrued expenses	41,215

Total Liabilities	7,521,161

Net Assets	$152,736,539

Net Assets consist of:
Capital	$95,963,557
Accumulated net investment income (loss)	788,984
Accumulated net realized gains (losses) on investments	(1,420,590)
Net unrealized appreciation (depreciation) on investments	57,404,588

Net Assets	$152,736,539

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,149,704

Net Asset Value (offering and redemption price per share)	$71.05

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$1,793,616
Interest	30,056
Foreign tax withholding	(97,683)

Total Investment Income	1,725,989

Expenses:
Advisory fees	498,650
Management services fees	99,731
Administration fees	22,567
Transfer agency fees	22,910
Administrative services fees	216,588
Distribution fees	166,217
Custody fees	10,185
Fund accounting fees	31,269
Trustee fees	1,163
Compliance services fees	1,650
Other fees	38,019

Total Gross Expenses before reductions	1,108,949
Less Expenses reduced by the Advisor	(33,244)

Total Net Expenses	1,075,705

Net Investment Income (loss)	650,284

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	7,241,176
Net realized gains (losses) on futures contracts	9,388
Change in net unrealized appreciation/depreciation on investments	7,360,733

Net Realized and Unrealized Gains (Losses) on Investments	14,611,297

Change in Net Assets Resulting from Operations	$15,261,581

See accompanying notes to the financial statements.

32

PROFUNDS VP ProFund VP Asia 30
Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$650,284	$138,700
Net realized gains (losses) on investments	7,250,564	(191,336)
Change in net unrealized appreciation/depreciation on investments	7,360,733	33,505,162

Change in net assets resulting from operations	15,261,581	33,452,526

Distributions to Shareholders From:
Net investment income	—	(427,520)

Change in net assets resulting from distributions	—	(427,520)

Capital Transactions:
Proceeds from shares issued	125,809,153	276,769,481
Dividends reinvested	—	427,520
Value of shares redeemed	(170,511,312)	(201,508,832)

Change in net assets resulting from capital transactions	(44,702,159)	75,688,169

Change in net assets	(29,440,578)	108,713,175
Net Assets:
Beginning of period	182,177,117	73,463,942

End of period	$152,736,539	$182,177,117

Accumulated net investment income (loss)	$788,984	$138,700

Share Transactions:
Issued	1,976,745	5,291,988
Reinvested	—	8,360
Redeemed	(2,783,940)	(3,995,509)

Change in shares	(807,195)	1,304,839

See accompanying notes to the financial statements.

33

PROFUNDS VP ProFund VP Asia 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the		For the	For the	For the	For the
	June 30, 2007		year ended		year ended	year ended	year ended	year ended
	(unaudited)		December 31, 2006		December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$61.61		$44.47		$37.30	$38.76	$23.51	$30.00

Investment Activities:
Net investment income (loss)(b)	0.30		0.07		0.40	0.11	0.17	0.06
Net realized and unrealized gains (losses) on investments	9.14		17.34		6.87	(0.38)	15.09	(6.55)

Total income (loss) from investment activities	9.44		17.41		7.27	(0.27)	15.26	(6.49)

Distributions to Shareholders From:
Net investment income	—		(0.27)		(0.10)	(0.12)	(0.01)	—
Net realized gains on investments	—		—		—	(1.07)	—	—

Total distributions	—		(0.27)		(0.10)	(1.19)	(0.01)	—

Net Asset Value, End of Period	$71.05		$61.61		$44.47	$37.30	$38.76	$23.51

Total Return	15.30	%(c)	39.29%		19.51%	(0.54)%	64.92%	(21.63	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.67%		1.71%		1.82%	1.86%	1.93%	2.03%
Net expenses(d)	1.62%		1.68	%(e)	1.82%	1.86%	1.93%	1.98%
Net investment income (loss)(d)	0.98%		0.13%		0.97%	0.29%	(0.54)%	0.35%
Supplemental Data:
Net assets, end of period (000’s)	$152,737		$182,177		$73,464	$41,545	$49,138	$18,576
Portfolio turnover rate(f)	85	%(c)	161%		256%	473%	831%	1,321	%(c)

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.66% for the year ended December 31, 2006.
(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

34

PROFUNDS VP ProFund VP Europe 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Royal Dutch Shell PLC—Class A	6.6%
BP Amoco PLC	5.8%
HSBC Holdings PLC	5.3%
Total Fina SA	5.1%
Vodafone Group PLC	5.0%

ProFunds Europe 30 Index - Composition
% of Index

United Kingdom	42%
Switzerland	16%
France	12%
Germany	10%
Netherlands	5%
Luxembourg	4%
Ireland	4%
Finland	4%
Sweden	3%

PROFUNDS VP ProFund VP Europe 30 (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (99.2%)
	Shares	Value

ABB, Ltd. (Engineering & Construction)	229,086	$5,177,335
Alcatel SA (Telecommunications)	304,380	4,261,308
Alcon, Inc. (Healthcare-Products)	33,642	4,538,641
Arcelor Mittal—Class A (Iron/Steel)	102,528	6,397,743
ASM Lithography Holding NV* (Semiconductors)	134,568	3,693,892
AstraZeneca PLC (Pharmaceuticals)	108,936	5,825,893
Barclays PLC (Banks)	110,538	6,166,911
BP Amoco PLC (Oil & Gas)	156,996	11,325,685
Business Objects SA* (Software)	83,304	3,235,527
Credit Suisse Group (Diversified Financial Services)	81,702	5,797,570
DaimlerChrysler AG (Auto Manufacturers)	72,090	6,628,672
Diageo PLC (Beverages)	59,274	4,938,114
Elan Corp. PLC* (Pharmaceuticals)	219,474	4,813,056
GlaxoSmithKline PLC (Pharmaceuticals)	152,190	7,970,184
HSBC Holdings PLC (Banks)	112,140	10,291,083
Millicom International Cellular SA* (Telecommunications)	40,050	3,670,182
Nokia OYJ (Telecommunications)	257,922	7,250,177
Novartis AG (Pharmaceuticals)	147,384	8,263,815
Rio Tinto PLC (Mining)	19,224	5,884,850
Royal Dutch Shell PLC—Class A (Oil & Gas)	156,996	12,748,069
Ryanair Holdings PLC* (Airlines)	81,702	3,084,250
Sanofi-Aventis (Pharmaceuticals)	160,200	6,451,248
SAP AG (Software)	108,936	5,563,357
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	51,264	3,800,200
Siemens AG (Miscellaneous Manufacturing)	56,070	8,021,372
Telefonaktiebolaget LM Ericsson (Telecommunications)	137,772	5,495,725
Tenaris SA (Iron/Steel)	88,110	4,313,862
Total Fina SA (Oil & Gas)	123,354	9,989,202
UBS AG (Diversified Financial Services)	120,150	7,210,197
Vodafone Group PLC (Telecommunications)	289,962	9,751,411

TOTAL COMMON STOCKS
(Cost $144,831,773)		192,559,530

Repurchase Agreements (0.4%)
	Principal
	Amount

UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $700,291 (Collateralized by $704,000 Federal National Mortgage Association 5.125%, 9/2/08, market value $714,348)	$700,000	700,000

TOTAL REPURCHASE AGREEMENTS
(Cost $700,000)		700,000

TOTAL INVESTMENT SECURITIES
(Cost $145,531,773)—99.6%		193,259,530
Net other assets (liabilities)—0.4%		750,534

NET ASSETS—100.0%		$194,010,064

As of June 30, 2007, all securities in this portfolio were traded on U.S. Exchanges.
*	Non-income producing security

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Airlines	1.6%
Auto Manufacturers	3.4%
Banks	8.5%
Beverages	2.5%
Diversified Financial Services	6.7%
Engineering & Construction	2.7%
Healthcare-Products	2.3%
Iron/Steel	5.5%
Mining	3.0%
Miscellaneous Manufacturing	4.1%
Oil & Gas	17.6%
Pharmaceuticals	19.2%
Semiconductors	1.9%
Software	4.6%
Telecommunications	15.6%
Other**	0.8%

See accompanying notes to the financial statements.

35

PROFUNDS VP ProFund VP Europe 30 (unaudited)	Schedule of Portfolio Investments June 30, 2007

ProFund VP Europe 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of June 30, 2007:

Finland	3.7%
France	12.3%
Germany	10.4%
Ireland	4.1%
Luxembourg	4.1%
Netherlands	5.2%
Sweden	2.8%
Switzerland	16.0%
United Kingdom	40.6%
United States**	0.8%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

36

PROFUNDS VP ProFund VP Europe 30 (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $144,831,773)	$192,559,530
Repurchase agreements, at cost	700,000

Total Investment Securities	193,259,530
Cash	74,708
Dividends and interest receivable	559,868
Receivable for capital shares issued	33,427
Receivable for investments sold	961,418
Prepaid expenses	1,249

Total Assets	194,890,200

Liabilities:
Payable for capital shares redeemed	564,495
Advisory fees payable	114,502
Management services fees payable	15,267
Administration fees payable	4,626
Administrative services fees payable	61,513
Distribution fees payable	52,408
Trustee fees payable	37
Transfer agency fees payable	9,881
Fund accounting fees payable	6,700
Compliance services fees payable	997
Other accrued expenses	49,710

Total Liabilities	880,136

Net Assets	$194,010,064

Net Assets consist of:
Capital	$167,055,677
Accumulated net investment income (loss)	3,917,051
Accumulated net realized gains (losses) on investments	(24,690,421)
Net unrealized appreciation (depreciation) on investments	47,727,757

Net Assets	$194,010,064

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized no par value)	5,379,190

Net Asset Value (offering and redemption price per share)	$36.07

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$2,474,378
Interest	6,772
Foreign tax withholding	(197,715)

Total Investment Income	2,283,435

Expenses:
Advisory fees	537,611
Management services fees	107,523
Administration fees	25,975
Transfer agency fees	22,663
Administrative services fees	229,244
Distribution fees	179,204
Custody fees	15,081
Fund accounting fees	31,001
Trustee fees	1,093
Compliance services fees	1,694
Other fees	41,563

Total Gross Expenses before reductions	1,192,652
Less Expenses reduced by the Advisor	(35,842)

Total Net Expenses	1,156,810

Net Investment Income (Loss)	1,126,625

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	9,087,674
Change in net unrealized appreciation/depreciation on investments	5,598,475

Net Realized and Unrealized Gains (Losses) on Investments	14,686,149

Change in Net Assets Resulting from Operations	$15,812,774

See accompanying notes to the financial statements.

37

PROFUNDS VP ProFund VP Europe 30

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$1,126,625	$2,790,426
Net realized gains (losses) on investments	9,087,674	4,363,692
Change in net unrealized appreciation/depreciation on investments	5,598,475	13,273,457

Change in net assets resulting from operations	15,812,774	20,427,575

Distributions to Shareholders From:
Net investment income	—	(492,626)
Net realized gains on investments	—	(2,816,012)

Change in net assets resulting from distributions	—	(3,308,638)

Capital Transactions:
Proceeds from shares issued	204,608,462	261,413,045
Dividends reinvested	—	3,308,638
Value of shares redeemed	(186,435,601)	(242,285,502)

Change in net assets resulting from capital transactions	18,172,861	22,436,181

Change in net assets	33,985,635	39,555,118
Net Assets:
Beginning of period	160,024,429	120,469,311

End of period	$194,010,064	$160,024,429

Accumulated net investment income (loss)	$3,917,051	$2,790,426

Share Transactions:
Issued	6,153,639	8,673,743
Reinvested	—	113,816
Redeemed	(5,791,287)	(8,094,139)

Change in shares	362,352	693,420

See accompanying notes to the financial statements.

38

PROFUNDS VP ProFund VP Europe 30
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2007		year ended	year ended	year ended	year ended	year ended
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$31.99		$27.96	$28.28	$24.96	$18.01	$24.26

Investment Activities:
Net investment income (loss)(a)	0.26		0.64	0.13	0.03	0.05	0.07
Net realized and unrealized gains (losses) on investments	3.82		4.18	2.14	3.53	6.92	(6.32)

Total income (loss) from investment activities	4.08		4.82	2.27	3.56	6.97	(6.25)

Distributions to Shareholders From:
Net investment income	—		(0.12)	(0.04)	(0.03)	(0.02)	—
Net realized gains on investments	—		(0.67)	(2.55)	(0.21)	—	—

Total distributions	—		(0.79)	(2.59)	(0.24)	(0.02)	—

Net Asset Value, End of Period	$36.07		$31.99	$27.96	$28.28	$24.96	$18.01

Total Return	12.75	%(b)	17.51%	8.09%	14.32%	38.73%	(25.76)%
Ratios to Average Net Assets:
Gross expenses(c)	1.66%		1.69%	1.76%	1.78%	1.91%	2.03%
Net expenses(c)	1.61%		1.66%	1.76%	1.78%	1.91%	1.98%
Net investment income (loss)(c)	1.57%		2.12%	0.45%	0.12%	0.25%	0.33%
Supplemental Data:
Net Assets, end of period (000’s)	$194,010		$160,024	$120,469	$140,608	$142,019	$33,119
Portfolio turnover rate(d)	127	%(b)	172%	230%	319%	376%	1,280%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

39

PROFUNDS VP ProFund VP Financials

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Citigroup, Inc.	8.3%
Bank of America Corp.	7.2%
J.P. Morgan Chase & Co.	5.4%
American International Group, Inc.	5.2%
Wells Fargo & Co.	3.6%

Dow Jones U.S. Financials Index - Composition
% of Index

Banks	40%
General Financial	27%
Nonlife Insurance	16%
Real Estate	11%
Life Insurance	6%

PROFUNDS VP ProFund VP Financials (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (100.4%)
	Shares	Value

ACE, Ltd.ADR (Insurance)	3,432	$214,569
Affiliated Managers Group, Inc.* (Diversified Financial Services)	286	36,825
AFLAC, Inc. (Insurance)	5,148	264,607
Alexandria Real Estate Equities, Inc. (REIT)	286	27,691
Allstate Corp. (Insurance)	6,292	387,021
AMB Property Corp. (REIT)	1,144	60,884
Ambac Financial Group, Inc. (Insurance)	1,144	99,745
American Express Co. (Diversified Financial Services)	11,154	682,402
American Financial Group, Inc. (Insurance)	858	29,301
American International Group, Inc. (Insurance)	23,738	1,662,372
American National Insurance Co. (Insurance)	286	43,644
AmeriCredit Corp.* (Diversified Financial Services)	1,144	30,373
Ameriprise Financial, Inc. (Diversified Financial Services)	2,288	145,448
Annaly Mortgage Management, Inc. (REIT)	2,860	41,241
AON Corp. (Insurance)	2,574	109,678
Apartment Investment and Management Co.—Class A (REIT)	1,144	57,680
Arch Capital Group, Ltd.ADR* (Insurance)	572	41,493
Archstone-Smith Trust (REIT)	2,288	135,244
Arthur J. Gallagher & Co. (Insurance)	1,144	31,895
Aspen Insurance Holdings, Ltd. (Insurance)	858	24,084
Associated Banc-Corp (Banks)	1,144	37,409
Assurant, Inc. (Insurance)	1,144	67,404
Astoria Financial Corp. (Savings & Loans)	858	21,484
Avalonbay Communities, Inc. (REIT)	858	101,999
Axis Capital Holdings, Ltd.ADR (Insurance)	1,430	58,129
Bank of America Corp. (Banks)	47,190	2,307,119
Bank of Hawaii Corp. (Banks)	572	29,538
Bank of New York Co., Inc. (Banks)	8,008	331,851
BB&T Corp. (Banks)	5,720	232,690
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,144	160,160
BlackRock, Inc.—Class A (Diversified Financial Services)	286	44,785
Boston Properties, Inc. (REIT)	1,144	116,837
Brandywine Realty Trust (REIT)	858	24,522
BRE Properties, Inc.—Class A (REIT)	572	33,914
Brookfield Properties Corp.ADR (Real Estate)	2,288	55,621
Brown & Brown, Inc. (Insurance)	1,144	28,760
Camden Property Trust (REIT)	572	38,307
Capital One Financial Corp. (Diversified Financial Services)	4,290	336,508
CapitalSource, Inc. (Diversified Financial Services)	1,430	35,164
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	2,002	73,073
CBL & Associates Properties, Inc. (REIT)	572	20,621
CBOT Holdings, Inc.—Class A* (Diversified Financial Services)	286	59,088
Chicago Mercantile Exchange (Diversified Financial Services)	286	152,827
Chubb Corp. (Insurance)	4,290	232,261
Cincinnati Financial Corp. (Insurance)	1,716	74,474
CIT Group, Inc. (Diversified Financial Services)	2,002	109,770
Citigroup, Inc. (Diversified Financial Services)	52,052	2,669,747
City National Corp. (Banks)	286	21,762
Colonial Properties Trust (REIT)	572	20,849
Comerica, Inc. (Banks)	1,716	102,051
Commerce Bancorp, Inc. (Banks)	2,002	74,054
Commerce Bancshares, Inc. (Banks)	858	38,867
Compass Bancshares, Inc. (Banks)	1,430	98,641
Conseco, Inc.* (Insurance)	1,716	35,847
Countrywide Credit Industries, Inc. (Diversified Financial Services)	6,292	228,714
Crescent Real Estate Equities Co. (REIT)	1,144	25,671
Cullen/Frost Bankers, Inc. (Banks)	572	30,585
Developers Diversified Realty Corp. (REIT)	1,430	75,375
Digital Realty Trust, Inc. (REIT)	572	21,553
Douglas Emmett, Inc. (REIT)	1,144	28,303
Duke-Weeks Realty Corp. (REIT)	1,430	51,008
E* TRADE Financial Corp.* (Diversified Financial Services)	4,576	101,084
East West Bancorp, Inc. (Banks)	572	22,239
Eaton Vance Corp. (Diversified Financial Services)	1,430	63,177
Edwards (A.G.), Inc. (Diversified Financial Services)	858	72,544
Endurance Specialty Holdings, Ltd.ADR (Insurance)	572	22,903
Equifax, Inc. (Commercial Services)	1,716	76,225
Equity Residential Properties Trust (REIT)	3,146	143,552
Erie Indemnity Co.—Class A (Insurance)	572	30,911
Essex Property Trust, Inc. (REIT)	286	33,262
Everest Re Group, Ltd.ADR (Insurance)	572	62,142

See accompanying notes to the financial statements.

40

PROFUNDS VP ProFund VP Financials (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Fannie Mae (Diversified Financial Services)	10,010	$653,953
Federal Realty Investment Trust (REIT)	572	44,193
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,144	43,850
Fidelity National Title Group, Inc.—Class A (Insurance)	2,288	54,226
Fifth Third Bancorp (Banks)	4,862	193,362
First American Financial Corp. (Insurance)	858	42,471
First Horizon National Corp. (Banks)	1,430	55,770
Forest City Enterprises, Inc.—Class A (Real Estate)	572	35,167
Franklin Resources, Inc. (Diversified Financial Services)	1,716	227,318
Freddie Mac (Diversified Financial Services)	6,864	416,645
Fulton Financial Corp. (Banks)	1,716	24,745
General Growth Properties, Inc. (REIT)	2,288	121,150
Genworth Financial, Inc.—Class A (Diversified Financial Services)	4,576	157,414
Hanover Insurance Group, Inc. (Insurance)	572	27,908
Hartford Financial Services Group, Inc. (Insurance)	3,432	338,086
HCC Insurance Holdings, Inc. (Insurance)	1,144	38,221
Health Care Property Investors, Inc. (REIT)	2,288	66,192
Health Care REIT, Inc. (REIT)	858	34,629
Highwoods Properties, Inc. (REIT)	572	21,450
Hospitality Properties Trust (REIT)	858	35,598
Host Marriott Corp. (REIT)	5,434	125,634
HRPT Properties Trust (REIT)	2,288	23,795
Hudson City Bancorp, Inc. (Savings & Loans)	5,434	66,403
Huntington Bancshares, Inc. (Banks)	3,432	78,044
IndyMac Bancorp, Inc. (Diversified Financial Services)	858	25,028
IntercontinentalExchange, Inc.* (Diversified Financial Services)	572	84,570
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	286	18,690
Investors Financial Services Corp. (Banks)	572	35,275
IPC Holdings, Ltd.ADR (Insurance)	572	18,470
iStar Financial, Inc. (REIT)	1,430	63,392
J.P. Morgan Chase & Co. (Diversified Financial Services)	35,750	1,732,087
Janus Capital Group, Inc. (Diversified Financial Services)	2,002	55,736
Jefferies Group, Inc. (Diversified Financial Services)	1,144	30,865
Jones Lang LaSalle, Inc. (Real Estate)	286	32,461
KeyCorp (Banks)	4,004	137,457
Kilroy Realty Corp. (REIT)	286	20,260
Kimco Realty Corp. (REIT)	2,288	87,104
Lazard, Ltd.—Class AADR (Diversified Financial Services)	572	25,757
Legg Mason, Inc. (Diversified Financial Services)	1,430	140,683
Liberty Property Trust (REIT)	858	37,692
Lincoln National Corp. (Insurance)	2,860	202,917
Loews Corp. (Insurance)	4,862	247,865
M&T Bank Corp. (Banks)	858	91,720
Mack-Cali Realty Corp. (REIT)	572	24,876
Marsh & McLennan Cos., Inc. (Insurance)	5,720	176,634
Marshall & Ilsley Corp. (Banks)	2,574	122,600
MasterCard, Inc.—Class A (Software)	572	94,878
MBIA, Inc. (Insurance)	1,430	88,975
Mellon Financial Corp. (Banks)	4,290	188,760
Merrill Lynch & Co., Inc. (Diversified Financial Services)	8,580	717,116
MetLife, Inc. (Insurance)	4,862	313,502
MGIC Investment Corp. (Insurance)	858	48,786
Moneygram International, Inc. (Software)	858	23,981
Moody’s Corp. (Commercial Services)	2,574	160,103
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	10,010	839,639
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,144	33,988
National City Corp. (Banks)	5,720	190,590
Nationwide Financial Services (Insurance)	572	36,162
Nationwide Health Properties, Inc. (REIT)	858	23,338
New York Community Bancorp (Savings & Loans)	2,860	48,677
Northern Trust Corp. (Banks)	2,002	128,608
Nuveen Investments—Class A (Diversified Financial Services)	858	53,325
NYSE Euronext (Diversified Financial Services)	2,002	147,387
Ohio Casualty Corp. (Insurance)	572	24,773
Old Republic International Corp. (Insurance)	2,288	48,643
PartnerRe, Ltd.ADR (Insurance)	572	44,330
People’s United Financial, Inc. (Banks)	1,430	25,354
Philadelphia Consolidated Holding Corp.* (Insurance)	572	23,910
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	572	19,877
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,716	71,489
PMI Group, Inc. (Insurance)	858	38,327
PNC Financial Services Group (Banks)	3,718	266,134
Popular, Inc. (Banks)	2,574	41,364
Post Properties, Inc. (REIT)	572	29,818
Principal Financial Group, Inc. (Insurance)	2,860	166,709
Progressive Corp. (Insurance)	7,150	171,099
Prologis (REIT)	2,574	146,461
Protective Life Corp. (Insurance)	572	27,347
Prudential Financial, Inc. (Insurance)	4,862	472,732
Public Storage, Inc. (REIT)	1,430	109,853
Radian Group, Inc. (Insurance)	858	46,332
Raymond James Financial Corp. (Diversified Financial Services)	1,144	35,350
Rayonier, Inc. (Forest Products & Paper)	858	38,730
Realty Income Corp. (REIT)	1,144	28,817
Regency Centers Corp. (REIT)	858	60,489
Regions Financial Corp. (Banks)	7,436	246,132
RenaissanceRe HoldingsADR (Insurance)	572	35,458
SAFECO Corp. (Insurance)	1,144	71,225
Schwab (Diversified Financial Services)	10,868	223,011
SEI Investments Co. (Software)	1,716	49,833
Simon Property Group, Inc. (REIT)	2,288	212,876
SL Green Realty Corp. (REIT)	572	70,865
SLM Corp. (Diversified Financial Services)	4,290	247,018
Sovereign Bancorp, Inc. (Savings & Loans)	3,432	72,552
St. Joe Co. (Real Estate)	858	39,760
StanCorp Financial Group, Inc. (Insurance)	572	30,019
State Street Corp. (Banks)	3,432	234,749
SunTrust Banks, Inc. (Banks)	3,718	318,781
Synovus Financial Corp. (Banks)	2,860	87,802
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,860	148,405
Taubman Centers, Inc. (REIT)	572	28,377
TCF Financial Corp. (Banks)	1,430	39,754
TD Ameritrade Holding Corp.* (Diversified Financial Services)	2,574	51,480
The Colonial BancGroup, Inc. (Banks)	1,716	42,849
The Commerce Group, Inc. (Insurance)	572	19,860
The First Marblehead Corp. (Diversified Financial Services)	572	22,102
The Goldman Sachs Group, Inc. (Diversified Financial Services)	4,004	867,867
The Macerich Co. (REIT)	858	70,716
The Travelers Companies, Inc. (Insurance)	6,864	367,224
Thornburg Mortgage Asset Corp. (REIT)	1,144	29,950
Torchmark Corp. (Insurance)	858	57,486

See accompanying notes to the financial statements.

41

PROFUNDS VP ProFund VP Financials (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

U.S. Bancorp (Banks)	18,304	$603,117
UDR, Inc. (REIT)	1,430	37,609
UnionBanCal Corp. (Banks)	572	34,148
Unitrin, Inc. (Insurance)	572	28,131
UnumProvident Corp. (Insurance)	3,718	97,077
Valley National Bancorp (Banks)	1,144	25,729
Ventas, Inc. (REIT)	1,430	51,837
Vornado Realty Trust (REIT)	1,430	157,071
W.R. Berkley Corp. (Insurance)	2,002	65,145
Wachovia Corp. (Banks)	20,020	1,026,025
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	858	22,317
Washington Federal, Inc. (Savings & Loans)	858	20,858
Washington Mutual, Inc. (Savings & Loans)	9,152	390,241
Webster Financial Corp. (Banks)	572	24,407
Weingarten Realty Investors (REIT)	858	35,264
Wells Fargo & Co. (Banks)	32,890	1,156,741
Willis Group Holdings, Ltd.ADR (Insurance)	1,144	50,405
Wilmington Trust Corp. (Banks)	572	23,744
XL Capital, Ltd.—Class A (Insurance)	1,716	144,642
Zions Bancorp (Banks)	1,144	87,985

TOTAL COMMON STOCKS
(Cost $21,786,181)		32,244,338

TOTAL INVESTMENT SECURITIES		32,244,338
(Cost $21,786,181)—100.4%
Net other assets (liabilities)—(0.4)%		(143,900)

NET ASSETS—100.0%		$32,100,438

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Financials invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Banks	27.6%
Commercial Services	0.7%
Diversified Financial Services	37.2%
Forest Products & Paper	0.3%
Insurance	22.2%
REIT	9.2%
Real Estate	0.7%
Savings & Loans	1.9%
Software	0.6%
Other**	(0.4)%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

42

PROFUNDS VP ProFund VP Financials (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $21,786,181)	$32,244,338
Dividends and interest receivable	40,307
Receivable for capital shares issued	5,226
Receivable for investments sold	31,871
Prepaid expenses	489

Total Assets	32,322,231

Liabilities:
Cash overdraft	136,431
Payable for investments purchased	26,015
Payable for capital shares redeemed	350
Advisory fees payable	22,256
Management services fees payable	2,967
Administration fees payable	897
Administrative services fees payable	9,965
Distribution fees payable	9,383
Trustee fees payable	9
Transfer agency fees payable	2,176
Fund accounting fees payable	1,410
Compliance services fees payable	278
Other accrued expenses	9,656

Total Liabilities	221,793

Net Assets	$32,100,438

Net Assets consist of:
Capital	$26,314,498
Accumulated net investment income (loss)	555,305
Accumulated net realized gains (losses) on investments	(5,227,522)
Net unrealized appreciation (depreciation) on investments	10,458,157

Net Assets	$32,100,438

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	802,145

Net Asset Value (offering and redemption price per share)	$40.02

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$551,778
Interest	1,158

Total Investment Income	552,936

Expenses:
Advisory fees	159,688
Management services fees	31,938
Administration fees	5,783
Transfer agency fees	5,508
Administrative services fees	67,870
Distribution fees	53,229
Custody fees	12,100
Fund accounting fees	8,073
Trustee fees	283
Compliance services fees	358
Other fees	12,872

Total Gross Expenses before reductions	357,702
Less Expenses reduced by the Advisor	(10,646)

Total Net Expenses	347,056

Net Investment Income (Loss)	205,880

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,039,172
Change in net unrealized appreciation/depreciation on investments	(1,771,291)

Net Realized and Unrealized Gains (Losses) on Investments	(732,119)

Change in Net Assets Resulting from Operations	$(526,239)

See accompanying notes to the financial statements.

43

PROFUNDS VP ProFund VP Financials

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations :
Net investment income (loss)	$205,880	$349,425
Net realized gains (losses) on investments	1,039,172	(44,782)
Change in net unrealized appreciation/depreciation on investments	(1,771,291)	5,184,077

Change in net assets resulting from operations	(526,239)	5,488,720

Distributions to Shareholders From:
Net investment income	—	(196,539)

Change in net assets resulting from distributions	—	(196,539)

Capital Transactions:
Proceeds from shares issued	33,708,727	117,432,507
Dividends reinvested	—	196,539
Value of shares redeemed	(50,692,085)	(109,235,218)

Change in net assets resulting from capital transactions	(16,983,358)	8,393,828

Change in net assets	(17,509,597)	13,686,009
Net Assets:
Beginning of period	49,610,035	35,924,026

End of period	$32,100,438	$49,610,035

Accumulated net investment income (loss)	$555,305	$349,425

Share Transactions:
Issued	826,346	3,141,286
Reinvested	—	5,213
Redeemed	(1,244,918)	(2,957,018)

Change in shares	(418,572)	189,481

See accompanying notes to the financial statements.

44

PROFUNDS VP ProFund VP Financials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002

Net Asset Value, Beginning of Period	$40.64		$34.84	$33.80	$30.72	$23.85	$28.02

Investment Activities:
Net investment income (loss)(a)	0.20		0.34	0.27	0.20	0.11	0.06
Net realized and unrealized gains (losses) on investments	(0.82)		5.69	1.06	2.97	6.80	(4.23)

Total income (loss) from investment activities	(0.62)		6.03	1.33	3.17	6.91	(4.17)

Distributions to Shareholders From:
Net investment income	—		(0.23)	(0.29)	(0.09)	(0.04)	—

Net Asset Value, End of Period	$40.02		$40.64	$34.84	$33.80	$30.72	$23.85

Total Return	(1.53	)%(b)	17.35%	3.98%	10.34%	28.99%	(14.88)%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.76%	1.92%	1.92%	2.07%	2.14%
Net expenses(c)	1.63%		1.68%	1.92%	1.92%	1.98%	1.98%
Net investment income (loss)(c)	0.97%		0.90%	0.80%	0.63%	0.42%	0.22%

Supplemental Data:
Net assets, end of period (000’s)	$32,100		$49,610	$35,924	$30,767	$21,024	$11,898
Portfolio turnover rate(d)	70	%(b)	247%	316%	595%	726%	1,341%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

45

PROFUNDS VP ProFund VP Health Care

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Health Care seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Pfizer, Inc.	10.1%
Johnson & Johnson	10.0%
Merck & Co., Inc.	6.1%
Abbott Laboratories	4.6%
Wyeth	4.3%

Dow Jones U.S. Health Care Index - Composition
% of Index

Pharmaceuticals and Biotechnology	62%
Health Care Equipment and Services	38%

PROFUNDS VP ProFund VP Health Care (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (100.1%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	53,144	$2,845,861
Abraxis Bioscience, Inc.* (Pharmaceuticals)	584	12,982
Adams Respiratory Therapeutics, Inc.* (Pharmaceuticals)	1,168	46,008
Advanced Medical Optics, Inc.* (Healthcare-Products)	2,336	81,480
Aetna, Inc. (Healthcare-Services)	17,520	865,488
Affymetrix, Inc.* (Biotechnology)	2,336	58,143
Alcon, Inc.ADR (Healthcare-Products)	2,920	393,937
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,168	52,630
Alkermes, Inc.* (Pharmaceuticals)	3,504	51,158
Allergan, Inc. (Pharmaceuticals)	10,512	605,912
Alpharma, Inc.—Class A (Pharmaceuticals)	1,752	45,570
American Medical Systems Holdings, Inc.* (Healthcare-Products)	2,336	42,141
AMERIGROUP Corp.* (Healthcare-Services)	1,752	41,698
Amgen, Inc.* (Biotechnology)	40,296	2,227,966
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	4,088	168,262
Applera Corp. (Electronics)	6,424	196,189
Applera Corp.—Celera Genomics Group* (Biotechnology)	2,920	36,208
Apria Healthcare Group, Inc.* (Healthcare-Services)	1,752	50,405
ArthroCare Corp.* (Healthcare-Products)	1,168	51,287
Bard (C.R.), Inc. (Healthcare-Products)	3,504	289,536
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	3,504	176,006
Bausch & Lomb, Inc. (Healthcare-Products)	1,752	121,659
Baxter International, Inc. (Healthcare-Products)	22,192	1,250,297
Beckman Coulter, Inc. (Healthcare-Products)	2,336	151,092
Becton, Dickinson & Co. (Healthcare-Products)	8,176	609,112
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	584	44,133
Biogen Idec, Inc.* (Biotechnology)	11,680	624,880
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	3,504	62,862
Biomet, Inc. (Healthcare-Products)	7,592	347,106
Biosite Diagnostics, Inc.* (Healthcare-Products)	613	56,702
Boston Scientific Corp.* (Healthcare-Products)	47,304	725,643
Bristol-Myers Squibb Co. (Pharmaceuticals)	67,744	2,138,001
Brookdale Senior Living, Inc. (Healthcare-Services)	1,752	79,839
Celgene Corp.* (Biotechnology)	12,848	736,576
Centene Corp.* (Healthcare-Services)	1,752	37,528
Cephalon, Inc.* (Pharmaceuticals)	2,336	187,791
Charles River Laboratories International, Inc.* (Biotechnology)	2,336	120,584
CIGNA Corp. (Insurance)	9,928	518,440
Community Health Systems, Inc.* (Healthcare-Services)	3,504	141,737
Cooper Cos., Inc. (Healthcare-Products)	1,752	93,417
Covance, Inc.* (Healthcare-Services)	2,336	160,156
Coventry Health Care, Inc.* (Healthcare-Services)	5,256	303,008
Covidien, Ltd.ADR* (Healthcare-Products)	16,936	729,942
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,752	34,532
CV Therapeutics, Inc.* (Pharmaceuticals)	1,752	23,144
Cyberonics, Inc.* (Healthcare-Products)	584	9,823
CYTYC Corp.* (Healthcare-Products)	4,088	176,234
Dade Behring Holdings, Inc. (Healthcare-Products)	2,920	155,110
Datascope Corp. (Healthcare-Products)	584	22,356
DaVita, Inc.* (Healthcare-Services)	3,504	188,796
DENTSPLY International, Inc. (Healthcare-Products)	4,672	178,751
Edwards Lifesciences Corp.* (Healthcare-Products)	1,752	86,444
Eli Lilly & Co. (Pharmaceuticals)	33,288	1,860,133
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	4,672	159,923
Enzo Biochem, Inc.* (Biotechnology)	1,168	17,462
Enzon Pharmaceuticals, Inc.* (Biotechnology)	1,752	13,753
Express Scripts, Inc.* (Pharmaceuticals)	8,176	408,882
Forest Laboratories, Inc.* (Pharmaceuticals)	11,096	506,532
Gen-Probe, Inc.* (Healthcare-Products)	1,752	105,856
Genentech, Inc.* (Biotechnology)	15,768	1,193,007
Genzyme Corp.* (Biotechnology)	8,760	564,144
Gilead Sciences, Inc.* (Pharmaceuticals)	31,536	1,222,651
Haemonetics Corp.* (Healthcare-Products)	1,168	61,448
Health Management Associates, Inc.—Class A (Healthcare-Services)	8,176	92,879
Health Net, Inc.* (Healthcare-Services)	4,088	215,846
HEALTHSOUTH Corp.* (Healthcare-Services)	2,920	52,881
Healthways, Inc.* (Healthcare-Services)	1,168	55,328
Henry Schein, Inc.* (Healthcare-Products)	2,920	156,016
Hillenbrand Industries, Inc. (Healthcare-Products)	1,752	113,880
Hologic, Inc.* (Healthcare-Products)	1,752	96,903
Hospira, Inc.* (Pharmaceuticals)	5,256	205,194
Human Genome Sciences, Inc.* (Biotechnology)	4,672	41,674
Humana, Inc.* (Healthcare-Services)	5,840	355,714
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,168	110,528
Illumina, Inc.* (Biotechnology)	1,752	71,114
ImClone Systems, Inc.* (Pharmaceuticals)	2,336	82,601
Immucor, Inc.* (Healthcare-Products)	2,336	65,338

See accompanying notes to the financial statements.

46

PROFUNDS VP ProFund VP Health Care (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Incyte Genomics, Inc.* (Biotechnology)	2,920	$17,520
InterMune, Inc.* (Biotechnology)	1,168	30,298
Intuitive Surgical, Inc.* (Healthcare-Products)	1,168	162,083
Invacare Corp. (Healthcare-Products)	1,168	21,409
Inverness Medical Innovations, Inc.* (Healthcare-Products)	1,168	59,591
Invitrogen Corp.* (Biotechnology)	1,752	129,210
Johnson & Johnson (Healthcare-Products)	99,864	6,153,620
Kinetic Concepts, Inc.* (Healthcare-Products)	1,752	91,051
King Pharmaceuticals, Inc.* (Pharmaceuticals)	8,176	167,281
Kyphon, Inc.* (Healthcare-Products)	1,752	84,359
Laboratory Corp.* (Healthcare-Services)	4,088	319,927
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,752	67,767
Lincare Holdings, Inc.* (Healthcare-Services)	2,920	116,362
Magellan Health Services, Inc.* (Healthcare-Services)	1,168	54,277
Manor Care, Inc. (Healthcare-Services)	2,336	152,517
Medarex, Inc.* (Pharmaceuticals)	4,088	58,418
Medco Health Solutions, Inc.* (Pharmaceuticals)	9,928	774,285
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,752	53,506
Medtronic, Inc. (Healthcare-Products)	39,712	2,059,464
Mentor Corp. (Healthcare-Products)	1,752	71,271
Merck & Co., Inc. (Pharmaceuticals)	75,336	3,751,733
MGI Pharma, Inc.* (Pharmaceuticals)	2,920	65,320
Millennium Pharmaceuticals, Inc.* (Biotechnology)	11,096	117,285
Millipore Corp.* (Biotechnology)	1,752	131,558
Mylan Laboratories, Inc. (Pharmaceuticals)	8,176	148,721
Myriad Genetics, Inc.* (Biotechnology)	1,752	65,157
Nabi Biopharmaceuticals* (Pharmaceuticals)	2,336	10,746
Nektar Therapeutics* (Biotechnology)	2,920	27,711
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	1,168	13,117
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	584	13,695
Odyssey Healthcare, Inc.* (Healthcare-Services)	1,168	13,852
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,752	47,129
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,752	63,440
Owens & Minor, Inc. (Distribution/Wholesale)	1,168	40,810
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	1,168	32,973
PAREXEL International Corp.* (Commercial Services)	1,168	49,126
Patterson Cos., Inc.* (Healthcare-Products)	4,672	174,125
PDL BioPharma, Inc.* (Biotechnology)	4,088	95,250
Pediatrix Medical Group, Inc.* (Healthcare-Services)	1,752	96,623
Perrigo Co. (Pharmaceuticals)	2,920	57,174
Pfizer, Inc. (Pharmaceuticals)	244,696	6,256,877
Pharmaceutical Product Development, Inc. (Commercial Services)	3,504	134,098
PolyMedica Corp. (Healthcare-Products)	584	23,856
PSS World Medical, Inc.* (Healthcare-Products)	2,336	42,562
Psychiatric Solutions, Inc.* (Healthcare-Services)	1,752	63,528
Quest Diagnostics, Inc. (Healthcare-Services)	5,256	271,472
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,336	41,861
ResMed, Inc.* (Healthcare-Products)	2,920	120,479
Respironics, Inc.* (Healthcare-Products)	2,336	99,490
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,752	21,760
Schering-Plough Corp. (Pharmaceuticals)	50,808	1,546,595
Sepracor, Inc.* (Pharmaceuticals)	3,504	143,734
Sierra Health Services, Inc.* (Healthcare-Services)	1,752	72,848
St. Jude Medical, Inc.* (Healthcare-Products)	11,680	484,603
STERIS Corp. (Healthcare-Products)	2,336	71,482
Stryker Corp. (Healthcare-Products)	9,928	626,358
Sunrise Assisted Living, Inc.* (Healthcare-Services)	1,752	70,062
Techne Corp.* (Healthcare-Products)	1,168	66,821
Tenet Healthcare Corp.* (Healthcare-Services)	16,352	106,452
The Medicines Co.* (Pharmaceuticals)	1,752	30,870
Theravance, Inc.* (Pharmaceuticals)	1,752	56,064
Thermo Electron Corp.* (Electronics)	14,600	755,112
Triad Hospitals, Inc.* (Healthcare-Services)	2,920	156,979
United Therapeutics Corp.* (Pharmaceuticals)	584	37,236
UnitedHealth Group, Inc. (Healthcare-Services)	46,720	2,389,261
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,752	107,748
Valeant Pharmaceuticals International (Pharmaceuticals)	3,504	58,482
Varian Medical Systems, Inc.* (Healthcare-Products)	4,672	198,607
Varian, Inc.* (Electronics)	1,168	64,041
Ventana Medical Systems, Inc.* (Healthcare-Products)	1,168	90,251
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,672	133,432
Waters Corp.* (Electronics)	3,504	207,997
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	3,504	113,985
WellCare Health Plans, Inc.* (Healthcare-Services)	1,168	105,716
WellPoint, Inc.* (Healthcare-Services)	21,608	1,724,967
Wyeth (Pharmaceuticals)	46,136	2,645,438
Zimmer Holdings, Inc.* (Healthcare-Products)	8,176	694,061

TOTAL COMMON STOCKS
(Cost $46,069,365)		61,779,195

TOTAL INVESTMENT SECURITIES
(Cost $46,069,365)—100.1%		61,779,195
Net other assets (liabilities)—(0.1)%		(83,341)

NET ASSETS—100.0%		$61,695,854

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Health Care invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Biotechnology	10.6%
Commercial Services	0.3%
Distribution/Wholesale	0.1%
Electronics	1.9%
Healthcare-Products	28.5%
Healthcare-Services	13.9%
Insurance	0.8%
Pharmaceuticals	44.0%
Other**	(0.1)%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

47

PROFUNDS VP ProFund VP Health Care (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $46,069,365)	$61,779,195
Cash	4,779
Dividends and interest receivable	39,470
Receivable for investments sold	3,115,575
Prepaid expenses	774

Total Assets	64,939,793

Liabilities:
Payable for investments purchased	766,366
Payable for capital shares redeemed	2,366,932
Advisory fees payable	43,001
Management services fees payable	5,733
Administration fees payable	1,734
Administrative services fees payable	19,430
Distribution fees payable	16,235
Trustee fees payable	17
Transfer agency fees payable	4,144
Fund accounting fees payable	2,592
Compliance services fees payable	506
Other accrued expenses	17,249

Total Liabilities	3,243,939

Net Assets	$61,695,854

Net Assets consist of:
Capital	$58,644,048
Accumulated net investment income (loss)	172,002
Accumulated net realized gains (losses) on investments	(12,830,026)
Net unrealized appreciation (depreciation) on investments	15,709,830

Net Assets	$61,695,854

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,992,655

Net Asset Value (offering and redemption price per share)	$30.96

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$754,112
Interest	2,754

Total Investment Income	756,866

Expenses:
Advisory fees	269,109
Management services fees	53,822
Administration fees	10,721
Transfer agency fees	9,673
Administrative services fees	119,637
Distribution fees	89,703
Custody fees	13,082
Fund accounting fees	13,621
Trustee fees	483
Compliance services fees	667
Other fees	22,287

Total Gross Expenses before reductions	602,805
Less Expenses reduced by the Advisor	(17,941)

Total Net Expenses	584,864

Net Investment Income (Loss)	172,002

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	188,464
Change in net unrealized appreciation/depreciation on investments	2,970,751

Net Realized and Unrealized Gains (Losses) on Investments.	3,159,215

Change in Net Assets Resulting from Operations	$3,331,217

See accompanying notes to the financial statements.

48

PROFUNDS VP ProFund VP Health Care

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$172,002	$(136,205)
Net realized gains (losses) on investments	188,464	978,919
Change in net unrealized appreciation/depreciation on investments	2,970,751	2,391,395

Change in net assets resulting from operations	3,331,217	3,234,109

Capital Transactions:
Proceeds from shares issued	74,572,434	78,539,238
Value of shares redeemed	(83,495,984)	(71,792,596)

Change in net assets resulting from capital transactions	(8,923,550)	6,746,642

Change in net assets	(5,592,333)	9,980,751
Net Assets:
Beginning of period	67,288,187	57,307,436

End of period	$61,695,854	$67,288,187

Accumulated net investment income (loss)	$172,002	$—

Share Transactions:
Issued	2,408,991	2,779,584
Redeemed	(2,699,203)	(2,542,908)

Change in shares	(290,212)	236,676

See accompanying notes to the financial statements.

49

PROFUNDS VP ProFund VP Health Care

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002

Net Asset Value, Beginning of Period	$29.48		$28.01	$26.42	$25.81	$21.98	$28.43

Investment Activities:
Net investment income (loss)(a)	0.07		(0.08)	(0.15)	(0.13)	(0.15)	(0.13)
Net realized and unrealized gains (losses) on investments	1.41		1.55	1.74	0.74	3.98	(6.32)

Total income (loss) from investment activities	1.48		1.47	1.59	0.61	3.83	(6.45)

Net Asset Value, End of Period	$30.96		$29.48	$28.01	$26.42	$25.81	$21.98

Total Return	5.02	% (b)	5.25%	6.02%	2.36%	17.42%	(22.69)%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.76%	1.89%	1.91%	2.04%	2.14%
Net expenses(c)	1.63%		1.72%	1.89%	1.91%	1.97%	1.98%
Net investment income (loss)(c)	0.48%		(0.29)%	(0.57)%	(0.51)%	(0.63)%	(0.54)%
Supplemental Data:
Net assets, end of period (000’s)	$61,696		$67,288	$57,307	$40,017	$25,286	$14,622
Portfolio turnover rate(d)	90	%(b)	123%	310%	464%	877%	897%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

50

PROFUNDS VP ProFund VP Technology

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Microsoft Corp.	11.6%
Cisco Systems, Inc.	7.8%
International Business Machines Corp.	6.8%
Intel Corp.	6.4%
Google, Inc.—Class A	6.0%

Dow Jones U.S. Technology Index - Composition
% of Index

Technology Hardware and Equipment	60%
Software and Computer Services	40%

PROFUNDS VP ProFund VP Technology (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (100.6%)
	Shares	Value

3Com Corp.* (Telecommunications)	3,920	$16,190
ADC Telecommunications, Inc.* (Telecommunications)	980	17,963
Adobe Systems, Inc.* (Software)	5,880	236,082
ADTRAN, Inc. (Telecommunications)	490	12,725
Advanced Micro Devices, Inc.* (Semiconductors)	5,390	77,077
Akamai Technologies, Inc.* (Internet)	1,470	71,501
Altera Corp. (Semiconductors)	3,430	75,906
Amdocs, Ltd.ADR* (Telecommunications)	1,960	78,047
American Tower Corp.* (Telecommunications)	4,410	185,220
Amkor Technology, Inc.* (Semiconductors)	980	15,435
Analog Devices, Inc. (Semiconductors)	3,430	129,105
Andrew Corp.* (Telecommunications)	1,470	21,227
ANSYS, Inc.* (Software)	490	12,985
Apple Computer, Inc.* (Computers)	8,330	1,016,593
Applied Materials, Inc. (Semiconductors)	13,720	272,616
Arris Group, Inc.* (Telecommunications)	980	17,238
Atheros Communications* (Telecommunications)	490	15,112
Atmel Corp.* (Semiconductors)	4,410	24,520
Autodesk, Inc.* (Software)	2,450	115,346
Avaya, Inc.* (Telecommunications)	4,410	74,264
Avocent Corp.* (Internet)	490	14,215
BEA Systems, Inc.* (Software)	3,920	53,665
BMC Software, Inc.* (Software)	1,960	59,388
Broadcom Corp.—Class A* (Semiconductors)	4,900	143,325
Brocade Communications Systems, Inc.* (Computers)	3,920	30,654
Brooks Automation, Inc.* (Semiconductors)	490	8,894
CA, Inc. (Software)	4,410	113,910
CACI International, Inc.—Class A* (Computers)	490	23,937
Cadence Design Systems, Inc.* (Computers)	2,940	64,562
CDW Corp.* (Distribution/Wholesale)	490	41,635
Cerner Corp.* (Software)	490	27,180
Check Point Software Technologies, Ltd.ADR* (Internet)	1,470	33,531
Ciena Corp.* (Telecommunications)	980	35,407
Cisco Systems, Inc.* (Telecommunications)	60,270	1,678,519
Citrix Systems, Inc.* (Software)	1,960	65,993
Cognizant Technology Solutions Corp.* (Computers)	1,470	110,382
Computer Sciences Corp.* (Computers)	1,470	86,951
Compuware Corp.* (Software)	3,430	40,680
Corning, Inc.* (Telecommunications)	15,680	400,624
Cree Research, Inc.* (Semiconductors)	980	25,333
Crown Castle International Corp.* (Telecommunications)	1,960	71,089
CSG Systems International, Inc.* (Software)	490	12,990
Cymer, Inc.* (Electronics)	490	19,698
Cypress Semiconductor Corp.* (Semiconductors)	1,470	34,236
Dell, Inc.* (Computers)	20,090	573,570
Diebold, Inc. (Computers)	490	25,578
Digital River, Inc.* (Internet)	490	22,173
DST Systems, Inc.* (Computers)	490	38,813
Dycom Industries, Inc.* (Engineering & Construction)	490	14,690
Electronic Data Systems Corp. (Computers)	4,900	135,877
Electronics for Imaging, Inc.* (Computers)	490	13,828
EMC Corp.* (Computers)	20,580	372,498
Emulex Corp.* (Semiconductors)	980	21,403
Entegris, Inc.* (Semiconductors)	1,470	17,464
Equinix, Inc.* (Internet)	490	44,820
F5 Networks, Inc.* (Internet)	490	39,494
Fair Isaac Corp. (Software)	490	19,659
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,470	28,400
FormFactor, Inc.* (Semiconductors)	490	18,767
Foundry Networks, Inc.* (Telecommunications)	1,470	24,490
Gartner Group, Inc.* (Commercial Services)	490	12,049
Google, Inc.—Class A* (Internet)	2,450	1,282,281
Harris Corp. (Telecommunications)	1,470	80,189
Hewlett-Packard Co. (Computers)	26,950	1,202,509
IKON Office Solutions, Inc. (Office/Business Equipment)	980	15,298
Imation Corp. (Computers)	490	18,061
Informatica Corp.* (Software)	980	14,475
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,470	31,914
Integrated Device Technology, Inc.* (Semiconductors)	1,960	29,929
Intel Corp. (Semiconductors)	57,820	1,373,803
Interdigital Communications Corp.* (Telecommunications)	490	15,763
Intermec, Inc.* (Machinery-Diversified)	490	12,402
International Business Machines Corp. (Computers)	13,720	1,444,030
See accompanying notes to the financial statements.

51

PROFUNDS VP ProFund VP Technology (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

International Rectifier Corp.* (Semiconductors)	490	$18,257
Intersil Corp.—Class A (Semiconductors)	1,470	46,246
Intuit, Inc.* (Software)	2,940	88,435
j2 Global Communications, Inc.* (Internet)	490	17,101
Jack Henry & Associates, Inc. (Computers)	980	25,235
JDS Uniphase Corp.* (Telecommunications)	1,960	26,323
Juniper Networks, Inc.* (Telecommunications)	5,390	135,666
KLA -Tencor Corp. (Semiconductors)	1,960	107,702
Lam Research Corp.* (Semiconductors)	1,470	75,558
Lexmark International, Inc.—Class A* (Computers)	980	48,324
Linear Technology Corp. (Semiconductors)	2,450	88,641
LSI Logic Corp.* (Semiconductors)	7,350	55,199
Macrovision Corp.* (Entertainment)	490	14,729
Marvell Technology Group, Ltd.ADR* (Semiconductors)	4,410	80,306
Maxim Integrated Products, Inc. (Semiconductors)	2,940	98,225
McAfee, Inc.* (Internet)	1,470	51,744
MEMC Electronic Materials, Inc.* (Semiconductors)	1,470	89,846
Mentor Graphics Corp.* (Computers)	980	12,907
Microchip Technology, Inc. (Semiconductors)	1,960	72,598
Micron Technology, Inc.* (Semiconductors)	7,350	92,096
Micros Systems, Inc.* (Computers)	490	26,656
Microsemi Corp.* (Semiconductors)	490	11,736
Microsoft Corp. (Software)	84,280	2,483,732
Motorola, Inc. (Telecommunications)	23,030	407,631
National Semiconductor Corp. (Semiconductors)	2,940	83,114
NCR Corp.* (Computers)	1,960	102,978
Network Appliance, Inc.* (Computers)	3,920	114,464
Novell, Inc.* (Software)	3,430	26,720
Novellus Systems, Inc.* (Semiconductors)	1,470	41,704
Nuance Communications, Inc.* (Software)	1,470	24,593
NVIDIA Corp.* (Semiconductors)	3,430	141,693
ON Semiconductor Corp.* (Semiconductors)	2,940	31,517
Oracle Corp.* (Software)	39,200	772,632
Palm, Inc.* (Computers)	980	15,690
Parametric Technology Corp.* (Software)	980	21,178
Perot Systems Corp.—Class A* (Computers)	980	16,699
Pitney Bowes, Inc. (Office/Business Equipment)	1,960	91,767
Plantronics, Inc. (Telecommunications)	490	12,848
PMC-Sierra, Inc.* (Semiconductors)	1,960	15,151
Polycom, Inc.* (Telecommunications)	980	32,928
Progress Software Corp.* (Software)	490	15,577
QLogic Corp.* (Semiconductors)	1,470	24,476
Qualcomm, Inc. (Telecommunications)	16,170	701,616
Rambus, Inc.* (Semiconductors)	980	17,620
Red Hat, Inc.* (Software)	1,960	43,669
RF Micro Devices, Inc.* (Telecommunications)	1,960	12,230
SAIC, Inc.* (Commercial Services)	980	17,709
Salesforce.com, Inc.* (Software)	980	42,003
SanDisk Corp.* (Computers)	2,450	119,903
SAVVIS, Inc.* (Telecommunications)	490	24,260
SBA Communications Corp.—Class A* (Telecommunications)	980	32,918
Seagate TechnologyADR (Computers)	5,390	117,340
Semtech Corp.* (Semiconductors)	490	8,492
Silicon Laboratories, Inc.* (Semiconductors)	490	16,959
Skyworks Solutions, Inc.* (Semiconductors)	1,470	10,805
Sonus Networks, Inc.* (Telecommunications)	2,450	20,874
Sun Microsystems, Inc.* (Computers)	35,770	188,150
Sybase, Inc.* (Software)	980	23,412
Symantec Corp.* (Internet)	9,310	188,062
Synopsys, Inc.* (Computers)	1,470	38,852
Tech Data Corp.* (Distribution/Wholesale)	490	18,845
Tellabs, Inc.* (Telecommunications)	3,920	42,179
Teradyne, Inc.* (Semiconductors)	1,960	34,457
Tessera Technologies, Inc.* (Semiconductors)	490	19,870
Texas Instruments, Inc. (Semiconductors)	14,210	534,722
Tibco Software, Inc.* (Internet)	1,960	17,738
Transaction Systems Architect, Inc.* (Software)	490	16,493
Trident Microsystems, Inc.* (Software)	490	8,992
Unisys Corp.* (Computers)	3,430	31,350
United Online, Inc. (Internet)	490	8,080
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	980	39,259
VeriFone Holdings, Inc.* (Software)	490	17,273
VeriSign, Inc.* (Internet)	2,450	77,739
Western Digital Corp.* (Computers)	1,960	37,926
Xerox Corp.* (Office/Business Equipment)	9,310	172,049
Xilinx, Inc. (Semiconductors)	2,940	78,704
Yahoo!, Inc.* (Internet)	12,740	345,636

TOTAL COMMON STOCKS
(Cost $13,953,022)		21,512,985

TOTAL INVESTMENT SECURITIES
(Cost $13,953,022)—100.6%		21,512,985
Net other assets (liabilities)—(0.6)%		(127,080)

NET ASSETS—100.0%		$21,385,905

*	Non-income producing security
ADR	American Depositary Receipt
ProFund VP Technology invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Commercial Services	0.2%
Computers	28.1%
Distribution/Wholesale	0.4%
Electronics	0.1%
Engineering & Construction	0.1%
Entertainment	0.1%
Internet	10.3%
Machinery-Diversified	0.1%
Office/Business Equipment	1.3%
Semiconductors	19.9%
Software	20.3%
Telecommunications	19.7%
Other**	(0.6)%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

52

PROFUNDS VP ProFund VP Technology (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $13,953,022)	$21,512,985
Cash	4,469
Dividends and interest receivable	3,003
Prepaid expenses	184

Total Assets	21,520,641

Liabilities:
Payable for capital shares redeemed	104,940
Advisory fees payable	11,707
Management services fees payable	1,561
Administration fees payable	473
Administrative services fees payable	4,732
Distribution fees payable	5,633
Trustee fees payable	4
Transfer agency fees payable	956
Fund accounting fees payable	768
Compliance services fees payable	120
Other accrued expenses	3,842

Total Liabilities	134,736

Net Assets	$21,385,905

Net Assets consist of:
Capital	$27,351,809
Accumulated net investment income (loss)	(84,257)
Accumulated net realized gains (losses) on investments	(13,441,610)
Net unrealized appreciation (depreciation) on investments	7,559,963

Net Assets	$21,385,905

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,334,043

Net Asset Value (offering and redemption price per share)	$16.03

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$54,089
Interest	1,036

Total Investment Income	55,125

Expenses:
Advisory fees	64,133
Management services fees	12,827
Administration fees	3,139
Transfer agency fees	2,304
Administrative services fees	23,704
Distribution fees	21,378
Custody fees	7,109
Fund accounting fees	3,527
Trustee fees	111
Compliance services fees	169
Other fees	5,257

Total Gross Expenses before reductions	143,658
Less Expenses reduced by the Advisor	(4,276)

Total Net Expenses	139,382

Net Investment Income (Loss)	(84,257)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	253,195
Change in net unrealized appreciation/depreciation on investments	599,537

Net Realized and Unrealized Gains (Losses) on Investments	852,732

Change in Net Assets Resulting from Operations	$768,475

See accompanying notes to the financial statements.

53

PROFUNDS VP ProFund VP Technology

Statements of Changes in Net Assets
	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$(84,257)	$(197,699)
Net realized gains (losses) on investments	253,195	650,505
Change in net unrealized appreciation/depreciation on investments	599,537	1,004,213

Change in net assets resulting from operations	768,475	1,457,019

Distributions to Shareholders From:
Net realized gains on investments	—	(1,507,440)

Change in net assets resulting from distributions	—	(1,507,440)

Capital Transactions:
Proceeds from shares issued	35,567,479	50,049,897
Dividends reinvested	—	1,507,440
Value of shares redeemed	(33,467,275)	(52,705,486)

Change in net assets resulting from capital transactions	2,100,204	(1,148,149)

Change in net assets	2,868,679	(1,198,570)
Net Assets:
Beginning of period	18,517,226	19,715,796

End of period	$21,385,905	$18,517,226

Accumulated net investment income (loss)	$(84,257)	$—

Share Transactions:
Issued	2,313,459	3,367,824
Reinvested	—	108,998
Redeemed	(2,232,811)	(3,545,601)

Change in shares	80,648	(68,779)

See accompanying notes to the financial statements.

54

PROFUNDS VP ProFund VP Technology

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002

Net Asset Value, Beginning of Period	$14.77		$14.91	$15.30	$15.56	$10.66	$17.97

Investment Activities:
Net investment income (loss)(a)	(0.07)		(0.16)	(0.19)	0.06	(0.20)	(0.24)
Net realized and unrealized gains (losses) on investments	1.33		1.27	0.40	(0.14)	5.10	(7.07)

Total income (loss) from investment activities	1.26		1.11	0.21	(0.08)	4.90	(7.31)

Distributions to Shareholders From:
Net investment income	—		—	(0.05)	—	—	—
Net realized gains on investments	—		(1.25)	(0.55)	(0.18)	—	—

Total distributions	—		(1.25)	(0.60)	(0.18)	—	—

Net Asset Value, End of Period	$16.03		$14.77	$14.91	$15.30	$15.56	$10.66

Total Return	8.46	%(b)	8.07%	1.22%	(0.43)%	45.97%	(40.68)%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.78%	1.89%	1.87%	1.93%	2.27%
Net expenses(c)	1.63%		1.68%	1.89%	1.87%	1.93%	1.98%
Net investment income (loss)(c)	(0.99)%		(1.07)%	(1.29)%	0.40%	(1.47)%	(1.77)%

Supplemental Data:
Net assets, end of period (000’s)	$21,386		$18,517	$19,716	$24,476	$30,631	$15,271
Portfolio turnover rate(d)	181	%(b)	254%	381%	497%	702%	1,208%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

55

PROFUNDS VP ProFund VP U.S. Government Plus

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the daily performance of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

U.S. Treasury Obligations	26%
Futures Contracts	11%
Swap Agreements	89%

Total Exposure	126%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP ProFund VP U.S. Government Plus (unaudited)	Schedule of Portfolio Investments June 30, 2007

U.S. Government Agency Obligations (51.3%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 4.60%, 7/2/07+	$7,252,000	$7,251,073
Federal Farm Credit Bank, 4.60%, 7/2/07+	7,252,000	7,251,073
Federal Home Loan Bank, 4.60%, 7/2/07+	7,252,000	7,251,073
Federal Home Loan Mortgage Corp., 4.60%, 7/2/07+	7,252,000	7,251,073

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $29,004,292)		29,004,292

U.S. Treasury Obligations (25.5%)
U.S. Treasury Bonds, 4.75%, 2/15/37	15,300,000	14,420,251

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,094,562)		14,420,251

Repurchase Agreements (12.8%)
UBS, 4.98%, 7/2/07+, dated 6/29/07, with a repurchase price of $7,246,006 (Collateralized by $7,422,000 of various U.S. Government Agency Obligations, 5.125% - 5.50%, 9/2/08-12/5/11, market value $7,389,938)	7,243,000	7,243,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,243,000)		7,243,000

TOTAL INVESTMENT SECURITIES
(Cost $51,341,854)—89.6%		50,667,543
Net other assets (liabilities)—10.4%		5,879,700

NET ASSETS—100.0%		$56,547,243

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring September 2007 (Underlying face amount at value $6,245,875)	58	$75,158

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.75% due 2/15/37) expiring 6/30/07	$33,835,750	$440,664
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.75% due 2/15/37) expiring 6/30/07	16,588,000	251,455

See accompanying notes to the financial statements.

56

PROFUNDS VP ProFund VP U.S. Government Plus (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $44,098,854)	$43,424,543
Repurchase agreements, at cost	7,243,000

Total Investment Securities	50,667,543
Segregated cash balances with brokers for futures contracts	146,523
Segregated cash balances with custodian for swap agreements	382
Interest receivable	275,037
Unrealized gain on swap agreements	692,119
Receivable for capital shares issued	4,833,338
Variation margin on futures contracts	45,313
Prepaid and other expenses	3,109

Total Assets	56,663,364

Liabilities:
Cash overdraft	44,423
Payable for capital shares redeemed	16,478
Advisory fees payable	20,078
Management services fees payable	4,015
Administration fees payable	1,215
Administrative services fees payable	13,776
Distribution fees payable	10,821
Trustee fees payable	14
Transfer agency fees payable	3,063
Fund accounting fees payable	1,755
Compliance services fees payable	483

Total Liabilities	116,121

Net Assets	$56,547,243

Net Assets consist of:
Capital	$67,815,178
Accumulated net realized gains (losses) on investments	(11,360,901)
Net unrealized appreciation (depreciation) on investments	92,966

Net Assets	$56,547,243

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,001,665

Net Asset Value (offering and redemption price per share)	$28.25

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$1,424,584

Expenses:
Advisory fees	141,382
Management services fees	42,415
Administration fees	8,566
Transfer agency fees	6,066
Administrative services fees	96,866
Distribution fees	70,691
Custody fees	4,103
Fund accounting fees	8,268
Trustee fees	294
Compliance services fees	518
Other fees	11,046

Total Gross Expenses before reductions	390,215
Less Expenses reduced by the Advisor	(14,139)

Total Net Expenses	376,076

Net Investment Income (Loss)	1,048,508

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,050,388)
Net realized gains (losses) on futures contracts	(463,054)
Net realized gains (losses) on swap agreements	(3,395,476)
Change in net unrealized appreciation/depreciation on investments	(460,303)

Net Realized and Unrealized Gains (Losses) on Investments	(5,369,221)

Change in Net Assets Resulting from Operations	$(4,320,713)

See accompanying notes to the financial statements.

57

PROFUNDS VP ProFund VP U.S. Government Plus

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$1,048,508	$2,347,372
Net realized gains (losses) on investments	(4,908,918)	(3,472,695)
Change in net unrealized appreciation/depreciation on investments	(460,303)	710,276

Change in net assets resulting from operations	(4,320,713)	(415,047)

Distributions to Shareholders From:
Net investment income	(1,048,508)	(2,347,372)

Change in net assets resulting from distributions	(1,048,508)	(2,347,372)

Capital Transactions:
Proceeds from shares issued	158,301,449	1,047,001,190
Dividends reinvested	1,048,508	2,347,372
Value of shares redeemed	(130,692,006)	(1,104,790,653)

Change in net assets resulting from capital transactions	28,657,951	(55,442,091)

Change in net assets	23,288,730	(58,204,510)
Net Assets:
Beginning of period	33,258,513	91,463,023

End of period	$56,547,243	$33,258,513

Share Transactions:
Issued	5,280,222	34,896,652
Reinvested	35,443	78,462
Redeemed	(4,415,242)	(36,667,054)

Change in shares	900,423	(1,691,940)

See accompanying notes to the financial statements.

58

PROFUNDS VP ProFund VP U.S. Government Plus

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 through December 31, 2002(a)

Net Asset Value,
Beginning of Period	$30.20		$32.75	$30.74	$28.66	$34.12	$30.00

Investment Activities:
Net investment income (loss)(b)	0.55		1.04	0.75	0.25	0.06	0.12
Net realized and unrealized gains (losses) on investments	(1.95)		(2.55)	2.01	2.09	(0.90)	4.89

Total income (loss) from investment activities	(1.40)		(1.51)	2.76	2.34	(0.84)	5.01

Distributions to Shareholders From:
Net investment income	(0.55)		(1.04)	(0.75)	(0.25)	(0.06)	(0.89)
Net realized gains on investments	—		—	—	—	(3.23)	—
Return of capital	—		—	—	(0.01)	(1.33)	—

Total distributions	(0.55)		(1.04)	(0.75)	(0.26)	(4.62)	(0.89)

Net Asset Value, End of Period	$28.25		$30.20	$32.75	$30.74	$28.66	$34.12

Total Return	(4.72	)%(c)	(4.52)%	9.01%	8.18%	(2.55)%	16.90	%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.38%		1.42%	1.59%	1.61%	1.74%	1.71%
Net expenses(d)	1.33%		1.38%	1.59%	1.61%	1.73%	1.71%
Net investment income (loss)(d)	3.71%		3.45%	2.32%	0.86%	0.18%	0.56%

Supplemental Data:
Net assets, end of period (000’s)	$56,547		$33,259	$91,463	$43,605	$36,776	$124,928
Portfolio turnover rate(e)	363	%(c)	1,308%	1,660%	1,258%	526%	269	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

59

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007
Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily performance of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(5)%
Swap Agreements	(122)%
Options	NM

Total Exposure	(127)%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.05%.
Holdings
The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	June 30, 2007
(unaudited)

U.S. Government Agency Obligations (81.1%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 4.60%, 7/2/07+	$24,467,000	$24,463,874
Federal Farm Credit Bank, 4.60%, 7/2/07+	24,467,000	24,463,874
Federal Home Loan Bank, 4.60%, 7/2/07+	24,467,000	24,463,874
Federal Home Loan Mortgage Corp., 4.60%, 7/2/07+	24,467,000	24,463,874

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $97,855,496)		97,855,496

Repurchase Agreements (20.3%)
UBS, 4.98%, 7/2/07,+ dated 6/29/07, with a repurchase price of $24,465,149 (Collateralized by $25,001,000 of various U.S. Government Agency Obligations, 4.75% - 5.50%, 8/3/07-3/15/11, market value $24,945,370)	24,455,000	24,455,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,455,000)		24,455,000

Options Purchased(NM)
	Contracts

30-year U.S. Treasury Note Call Option 132 expiring December 2007	350	3,209

TOTAL OPTIONS PURCHASED
(Cost $6,108)		3,209

TOTAL INVESTMENT SECURITIES
(Cost $122,316,604)—(101.4)%		122,313,705
Net other assets (liabilities)—(1.4)%		(1,700,218)

NET ASSETS—100.0%		$120,613,487

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring September 2007 (Underlying face amount at value $6,353,563)	59	$3,766

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.75% Due 2/15/37) 6/30/07	$(144,768,000)	$(1,929,221)
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.75% Due 2/15/37) 6/30/07	(1,602,250)	(185,698)

See accompanying notes to the financial statements.

60

PROFUNDS VP
ProFund VP Rising Rates Opportunity
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $97,861,604)	$97,858,705
Repurchase agreements, at cost	24,455,000

Total Investment Securities	122,313,705
Cash	47,204
Segregated cash balances with brokers for futures contracts	38,636
Segregated cash balances with custodian for swap agreements	663
Interest receivable	6,766
Receivable for capital shares issued	620,907
Prepaid expenses	1,423

Total Assets	123,029,304

Liabilities:
Payable for capital shares redeemed	27,511
Unrealized loss on swap agreements	2,114,919
Variation margin on futures contracts	46,094
Advisory fees payable	73,408
Management services fees payable	9,788
Administration fees payable	2,966
Administrative services fees payable	49,713
Distribution fees payable	48,595
Trustee fees payable	28
Transfer agency fees payable	6,196
Fund accounting fees payable	4,284
Compliance services fees payable	825
Other accrued expenses	31,490

Total Liabilities	2,415,817

Net Assets	$120,613,487

Net Assets consist of:
Capital	$152,812,094
Accumulated net investment income (loss)	7,228,201
Accumulated net realized gains (losses) on investments	(37,312,756)
Net unrealized appreciation (depreciation) on investments	(2,114,052)

Net Assets	$120,613,487

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	5,397,338

Net Asset Value (offering and redemption price per share)	$22.35

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$3,012,543

Expenses:
Advisory fees	433,118
Management services fees	86,624
Administration fees	18,291
Transfer agency fees	19,231
Administrative services fees	165,646
Distribution fees	144,372
Custody fees	9,842
Fund accounting fees	26,157
Trustee fees	984
Compliance services fees	1,423
Other fees	35,886

Total Gross Expenses before reductions	941,574
Less Expenses reduced by the Advisor	(28,875)

Total Net Expenses	912,699

Net Investment Income (Loss)	2,099,844

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,139)
Net realized gains (losses) on futures contracts	157,780
Net realized gains (losses) on swap agreements	8,237,747
Change in net unrealized appreciation/depreciation on investments	(4,225,420)

Net Realized and Unrealized Gains (Losses) on Investments	4,163,968

Change in Net Assets Resulting from Operations	$6,263,812

See accompanying notes to the financial statements.

61

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31, 2006

From Investment Activities: Operations:
Net investment income (loss)	$2,099,844	$5,128,357
Net realized gains (losses) on investments	8,389,388	7,414,638
Change in net unrealized appreciation/depreciation on investments	(4,225,420)	1,829,376

Change in net assets resulting from operations	6,263,812	14,372,371

Distributions to Shareholders From:
Net investment income	—	(2,305,564)

Change in net assets resulting from distributions	—	(2,305,564)

Capital Transactions:
Proceeds from shares issued	291,917,860	935,713,990
Dividends reinvested	—	2,305,564
Value of shares redeemed	(308,462,576)	(958,571,466)

Change in net assets resulting from capital transactions	(16,544,716)	(20,551,912)

Change in net assets	(10,280,904)	(8,485,105)
Net Assets:
Beginning of period	130,894,391	139,379,496

End of period	$120,613,487	$130,894,391

Accumulated net investment income (loss)	$7,228,201	$5,128,357

Share Transactions:
Issued	13,665,177	44,033,519
Reinvested	—	109,998
Redeemed	(14,590,386)	(45,105,553)

Change in shares	(925,209)	(962,036)

See accompanying notes to the financial statements.

62

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 through December 31, 2002(a)

Net Asset Value, Beginning of Period	$20.70		$19.13	$20.78	$23.32	$24.32	$30.00

Investment Activities:
Net investment income (loss)(b)	0.38		0.70	0.27	(0.10)	(0.23)	(0.09)
Net realized and unrealized gains (losses) on investments	1.27		1.26	(1.92)	(2.44)	(0.77)	(5.59)

Total income (loss) from investment activities
	1.65		1.96	(1.65)	(2.54)	(1.00)	(5.68)

Distributions to Shareholders From:
Net investment income	—		(0.39)	—	—	—	—

Net Asset Value, End of Period	$22.35		$20.70	$19.13	$20.78	$23.32	$24.32

Total Return	7.97	%(c)	10.15%	(7.89)%	(10.89)%	(4.11)%	(18.93	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.63%		1.64%	1.73%	1.75%	1.91%	2.13%
Net expenses(d)	1.58%		1.61%	1.73%	1.75%	1.91%	1.98%
Net investment income (loss)(d)	3.64%		3.31%	1.36%	(0.45)%	(0.94)%	(0.49)%
Supplemental Data:
Net assets, end of period (000’s)	$120,613		$130,894	$139,379	$179,638	$74,272	$7,168
Portfolio turnover rate(e)	—	(c)	—	—	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

63

PROFUNDS VP
Notes to Financial Statements
June 30, 2007
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Financials, ProFund VP Health Care, ProFund VP Technology, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s and ProFunds VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor.

64

PROFUNDS VP
Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of June 30, 2007, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund VP, may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued or delayed-delivery securities. As of June 30, 2007, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

65

PROFUNDS VP
Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

Index Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of June 30, 2007 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements

The ProFunds VP may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFunds VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, which is generally no later than monthly, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

66

PROFUNDS VP
Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund VP will enter into swap agreements only with large, well-capitalized and well established financial institutions. The creditworthiness of each of the firms, which is a party to a swap agreement, is monitored by the Advisor. Swap agreements are collateralized by cash and certain securities as indicated on the Schedule of Portfolio Investments of each particular ProFund VP.

Investment Transactions and Related Income

Investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the 11 active ProFunds VP included in this report, the Advisor serves as the investment advisor for each of the additional 91 active ProFunds in the ProFunds Trust not included in this report and each of the Funds in the Access One Trust and ProShares Trust (other trusts in the Fund Complex advised by the Advisor or an affiliate).

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually. ProFund VP U.S. Government Plus declares dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

In addition, effective June 29, 2007, the ProFunds VP adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFund’s VP tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then). The adoption of FIN 48 did not impact the ProFunds’ VP net assets or results of operations.

67

PROFUNDS VP
Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the ProFunds VP do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50%, of its average daily net assets.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays BISYS an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to BISYS by the Trust for support of the ProFunds VP Compliance Service Program. ProFunds Distributors, Inc. (the “Distributor”), an affiliate of BISYS, serves as the Trust’s distributor. Under the Amended and Restated Distribution Agreement dated July 1, 2006, for providing the distribution entity and infrastructure related platform the Distributor receives an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts. To the extent the Trusts cannot pay the Distributor such compensation and expense reimbursements in full pursuant to the Distribution and Shareholder Services Plan, it is contemplated that the Advisor, or an affiliate of the Advisor will pay any unpaid portion of such compensation and expense reimbursements to the Distributor. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives a base fee, service charges, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as reimbursement or compensation for distribution-related activities and/or shareholder services. Under the Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 0.25% (on an annual basis) of the average daily net assets of the applicable ProFund VP attributable to, or held in the name of the Authorized Firm for, its clients. Each ProFund VP may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers. During the period ended June 30, 2007, the Advisor, as an Authorized Firm, was reimbursed $924,512 for expenses incurred under the Plan in aggregate relating to the Trust.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One Trust and ProShares Trust will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $65,000. Independent Trustees will also receive $3,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $1,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $41,500 ($83,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended June 30, 2007. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

68

PROFUNDS VP
Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2006 through April 30, 2007, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus). ProFund VP U.S. Government Plus’ operating expenses were limited to an annualized rate of 1.33% of its average daily net assets.

Effective May 1, 2007, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2007 through April 30, 2008 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus). ProFund VP U.S. Government plus’ operating expenses are limited to an annualized rate of 1.33% of its average daily net assets.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. As of June 30, 2007, the reimbursements that may potentially be made by the ProFunds VP are as follows:

	Expires 12/31/07	Expires 12/31/08	Expires 4/30/10

ProFund VP Large-Cap Value	$745	$6,255	$—
ProFund VP Small-Cap Value	—	—	4,722
ProFund VP Financials	—	—	17,543
ProFund VP Technology	—	—	12,383

During the period ended June 30, 2007, the Advisor voluntarily waived additional management services fees in the amounts listed below for the ProFunds VP. These fees were voluntarily waived to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

Waiver

ProFund VP Large-Cap Value	$36,044
ProFund VP Large-Cap Growth	16,478
ProFund VP Small-Cap Value	15,598
ProFund VP Small-Cap Growth	20,754
ProFund VP Asia 30	33,244
ProFund VP Europe 30	35,842
ProFund VP Financials	10,646
ProFund VP Health Care	17,941
ProFund VP Technology	4,276
ProFund VP U.S. Government Plus	14,139
ProFund VP Rising Rates Opportunity	28,875

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2007 were as follows:

	Purchases	Sales

ProFund VP Large-Cap Value	$218,410,280	$254,991,427
ProFund VP Large-Cap Growth	81,284,674	92,902,851
ProFund VP Small-Cap Value	133,628,492	192,911,927
ProFund VP Small-Cap Growth	168,071,713	150,511,363
ProFund VP Asia 30	117,831,686	163,310,361
ProFund VP Europe 30	211,820,686	193,396,440
ProFund VP Financials	29,448,323	46,051,415
ProFund VP Health Care	64,261,110	73,104,698
ProFund VP Technology	33,005,489	30,878,539

69

PROFUNDS VP
Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2007 were as follows:

	Purchases	Sales

ProFund VP U.S. Government Plus	$99,766,184	$95,842,700

5.	Concentration Risk

Each Sector ProFund VP and ProFund VP Asia 30 may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds VP are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds VP will be negatively impacted by that poor performance. The ProFund VP Large-Cap Value and ProFund VP Large-Cap Growth may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. The ProFund VP Asia 30 and ProFund VP Europe 30 may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2006, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	Total

ProFund VP Asia 30	$—	$321,648	$3,398	$—	$325,046
ProFund VP Health Care	1,381,236	545,130	231,706	—	2,158,072
ProFund VP Technology	—	—	—	635,501	635,501
ProFund VP U.S. Government Plus	1,671,792	581,813	—	2,734,670	4,988,275
ProFund VP Rising Rates Opportunity	—	21,517,217	22,965,205	—	44,482,422

As of the latest tax year end of December 31, 2006, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/08	12/31/09	12/31/10	12/31/11	12/31/12	12/31/13	Total

ProFund VP Europe 30	$927,883	$10,516,081	$5,807,241	$3,450,241	$3,425,937	$—	$24,127,383
ProFund VP Financials	—	—	1,935,204	945,462	—	—	2,880,666
ProFund VP Health Care	—	441,193	3,868,989	680,216	—	—	4,990,398
ProFund VP Technology	—	1,358,736	2,609,011	186,109	3,182,798	1,074,176	8,410,830
ProFund VP U.S. Government Plus	—	—	—	655,276	—	—	655,276
ProFund VP Rising Rates Opportunity	—	—	991,998	26,871	—	—	1,018,869

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Large-Cap Value	$1,449,475	$—	$1,449,475
ProFund VP Large-Cap Growth	899,976	—	899,976
ProFund VP Small-Cap Value	—	3,876,765	3,876,765
ProFund VP Small-Cap Growth	14,103,765	3,867,760	17,971,525
ProFund VP Asia 30	427,520	—	427,520
ProFund VP Europe 30	563,768	2,744,870	3,308,638
ProFund VP Financials	196,539	—	196,539
ProFund VP Technology	1,460,700	46,740	1,507,440

70

PROFUNDS VP
Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP U.S. Government Plus	$2,213,142	$—	$2,213,142
ProFund VP Rising Rates Opportunity	2,305,564	—	2,305,564

As of the latest tax year ended December 31, 2006, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Large-Cap Value	$4,939,707	$777,088	$—	$—	$10,695,189	$16,411,984
ProFund VP Large-Cap Growth	1,062,068	343,823	—	—	4,744,116	6,150,007
ProFund VP Small-Cap Value	2,612,774	3,076,187	—	—	7,509,901	13,198,862
ProFund VP Small-Cap Growth	5,194,483	6,648,440	—	—	9,856,844	21,699,767
ProFund VP Asia 30	138,700	—	—	(325,046)	41,697,747	41,511,401
ProFund VP Europe 30	2,790,426	1,137,287	—	(24,127,383)	31,341,283	11,141,613
ProFund VP Financials	349,425	—	—	(2,880,666)	8,843,420	6,312,179
ProFund VP Health Care	—	—	—	(7,148,470)	6,869,059	(279,411)
ProFund VP Technology	—	—	—	(9,046,331)	2,311,952	(6,734,379)
ProFund VP U.S. Government Plus	134,230	—	(134,230)	(5,643,551)	(255,163)	(5,898,714)
ProFund VP Rising Rates Opportunity	5,128,357	—	—	(45,501,291)	1,910,515	(38,462,419)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2007.

At June 30, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Large-Cap Value	$110,078,158	$17,217,388	$(488,923)	$16,728,465
ProFund VP Large-Cap Growth	62,275,556	6,707,627	(278,906)	6,428,721
ProFund VP Small-Cap Value	37,103,027	9,576,246	(433,992)	9,142,254
ProFund VP Small-Cap Growth	93,989,631	13,249,795	(1,068,167)	12,181,628
ProFund VP Asia 30	103,007,515	51,286,162	(812,709)	50,473,453
ProFund VP Europe 30	156,776,903	37,957,935	(1,475,308)	36,482,627
ProFund VP Financials	25,043,712	7,287,753	(87,127)	7,200,626
ProFund VP Health Care	52,865,277	9,061,319	(147,401)	8,913,918
ProFund VP Technology	18,245,290	3,342,591	(74,896)	3,267,695
ProFund VP U.S. Government Plus	51,761,700	—	(1,094,157)	(1,094,157)
ProFund VP Rising Rates Opportunity	122,316,604	48,782	(51,681)	(2,899)

71

PROFUNDS VP
Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2007 and held for the entire period from January 1, 2007 through June 30, 2007.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07

ProFund VP Large-Cap Value	$1,000.00	$1,063.95	$8.34	1.63%
ProFund VP Large-Cap Growth	1,000.00	1,054.84	8.51	1.67%
ProFund VP Small-Cap Value	1,000.00	1,056.48	8.31	1.63%
ProFund VP Small-Cap Growth	1,000.00	1,098.99	8.85	1.70%
ProFund VP Asia 30	1,000.00	1,153.03	8.65	1.62%
ProFund VP Europe 30	1,000.00	1,127.50	8.49	1.61%
ProFund VP Financials	1,000.00	984.74	8.02	1.63%
ProFund VP Health Care	1,000.00	1,050.20	8.29	1.63%
ProFund VP Technology	1,000.00	1,084.57	8.42	1.63%
ProFund VP U.S. Government Plus	1,000.00	952.83	6.44	1.33%
ProFund VP Rising Rates Opportunity	1,000.00	1,079.70	8.15	1.58%

* Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio. multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07

ProFund VP Large-Cap Value	$1,000.00	$1,016.71	$8.15	1.63%
ProFund VP Large-Cap Growth	1,000.00	1,016.51	8.35	1.67%
ProFund VP Small-Cap Value	1,000.00	1,016.71	8.15	1.63%
ProFund VP Small-Cap Growth	1,000.00	1,016.36	8.50	1.70%
ProFund VP Asia 30	1,000.00	1,016.76	8.10	1.62%
ProFund VP Europe 30	1,000.00	1,016.81	8.05	1.61%
ProFund VP Financials	1,000.00	1,016.71	8.15	1.63%
ProFund VP Health Care	1,000.00	1,016.71	8.15	1.63%
ProFund VP Technology	1,000.00	1,016.71	8.15	1.63%
ProFund VP U.S. Government Plus	1,000.00	1,018.20	6.66	1.33%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.96	7.90	1.58%

* Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

72

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ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

06/07

Not just funds, ProFundsSM Classic ProFunds VP Bull Small-Cap Europe 30 Bond Benchmarked ProFunds VP Rising Rates Opportunity

Semiannual Report
June 30, 2007

i	Message from the Chairman
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Bull
10	ProFund VP Small-Cap
22	ProFund VP Europe 30
27	ProFund VP Rising Rates Opportunity

31	Notes to Financial Statements

38	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2007.

During the period, the U.S. economy seemed poised to pull off the “soft landing” that the Federal Reserve had been hoping for. Gross Domestic Product (GDP) moderated during the first quarter, suggesting that the economys’ growth rate had slowed to less than 1% per year. But with most economic indicators pointing to stronger growth in the second quarter, most economists surveyed by the Wall Street Journal are forecasting 2-3% growth rates for the second half of 2007. However, a minority of economists worry that the consensus fails to factor in the negative impact that lower housing prices and higher mortgage rates will have on the consumers’ pocketbooks.

Equities Continued to March Forward . . .

The broad U.S. equity market continued upward during the first six months of 2007, as evidenced by the S&P 500 Index, which returned 7.0% for the period. Other major indexes also posted solid six-month returns, including the Dow Jones Industrial Average 8.8%, the NASDAQ-100 Index 10.3%, the S&P MidCap 400 Index 12.0%, and the Russell 2000 Index 6.4%.

Looking under the hood, however, it was clear that not all the moving parts were moving in synch. Of the ten primary industry groups, as measured by the Dow Jones Sector indexes, the Basic Materials, Oil & Gas, and Telecommunications surged ahead, returning 20.0%, 18.3%, and 15.4%, respectively. Financials was the only industry group that turned in a negative performance for the period, –0.9%. Other industry groups that trailed the broader market averages included Consumer Services, Consumer Goods, and Health Care, with returns of 4.5%, 5.8%, and 5.9%, respectively.

. . . While Bonds Faltered

The Fed remained vigilant in its efforts to keep inflation under control, and held its key short-term interest rate, the Fed Funds Target Rate, steady, at 5.25%. The long end of the yield curve moved higher, as the 30-year bond yield went from 4.8% to 5.1% over the period, resulting in a –3.7% return for investors in the Long Bond.

Navigate Today’s Markets

Whatever direction the market takes, ProFunds believes investors should have abundant opportunities to increase potential return and reduce risk. That’s why we continue to offer innovative ways for investors to seek higher potential returns and reduced risk through exposure to a variety of U.S. and foreign equity, fixed income and currency market indexes.

As always, we deeply appreciate your continued trust in ProFunds VP.

Sincerely,

Michael Sapir
Chairman

This material must be preceded or accompanied by a current prospectus. Investing in the ProFunds VP involves certain risks, including in all or some cases, leverage, liquidity, concentration, non-diversification, repurchase agreement and inverse correlation risks. These risks can increase volatility and decrease performance. Please see the prospectus for a more complete description of these risks. All ProFunds VP permit active investment strategies, which can decrease performance.

i

PROFUNDS VP ProFund VP Bull

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses, that the daily performance of the S&P 500 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	81%
Futures Contracts	20%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	2.9%
General Electric Co.	2.4%
AT&T, Inc.	1.6%
Citigroup, Inc.	1.5%
Microsoft Corp.	1.5%

S&P 500 Index - Composition
% of Index

Financial	21%
Consumer Non-Cyclical	19%
Industrial	12%
Communications	12%
Technology	11%
Energy	11%
Consumer Cyclical	8%
Utilities	3%
Basic Materials	3%

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (81.4%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	8,777	$761,756
Abbott Laboratories (Pharmaceuticals)	18,760	1,004,598
Abercrombie & Fitch Co.—Class A (Retail)	1,072	78,235
ACE, Ltd.ADR (Insurance)	3,953	247,142
Adobe Systems, Inc.* (Software)	7,169	287,835
Advanced Micro Devices, Inc.* (Semiconductors)	6,700	95,810
Aetna, Inc. (Healthcare-Services)	6,298	311,121
Affiliated Computer Services, Inc.—Class A* (Computers)	1,206	68,404
AFLAC, Inc. (Insurance)	5,963	306,498
Agilent Technologies, Inc.* (Electronics)	4,824	185,435
Air Products & Chemicals, Inc. (Chemicals)	2,613	210,007
Alcoa, Inc. (Mining)	10,586	429,051
Allegheny Energy, Inc.* (Electric)	2,010	103,997
Allegheny Technologies, Inc. (Iron/Steel)	1,273	133,512
Allergan, Inc. (Pharmaceuticals)	3,752	216,265
Allied Waste Industries, Inc.* (Environmental Control)	3,082	41,484
Allstate Corp. (Insurance)	7,370	453,329
Alltel Corp. (Telecommunications)	4,221	285,129
Altera Corp. (Semiconductors)	4,288	94,893
Altria Group, Inc. (Agriculture)	25,594	1,795,163
Amazon.com, Inc.* (Internet)	3,752	256,674
Ambac Financial Group, Inc. (Insurance)	1,273	110,993
Ameren Corp. (Electric)	2,479	121,496
American Electric Power, Inc. (Electric)	4,824	217,273
American Express Co. (Diversified Financial Services)	14,472	885,397
American International Group, Inc. (Insurance)	31,557	2,209,937
American Standard Cos. (Building Materials)	2,144	126,453
Ameriprise Financial, Inc. (Diversified Financial Services)	2,881	183,145
AmerisourceBergen Corp. (Pharmaceuticals)	2,345	116,007
Amgen, Inc.* (Biotechnology)	14,137	781,635
Anadarko Petroleum Corp. (Oil & Gas)	5,628	292,600
Analog Devices, Inc. (Semiconductors)	3,953	148,791
Anheuser-Busch Cos., Inc. (Beverages)	9,246	482,271
AON Corp. (Insurance)	3,551	151,308
Apache Corp. (Oil & Gas)	4,020	327,992
Apartment Investment and Management Co.—Class A (REIT)	1,206	60,806
Apollo Group, Inc.—Class A* (Commercial Services)	1,675	97,870
Apple Computer, Inc.* (Computers)	10,519	1,283,739
Applera Corp.—Applied Biosystems Group (Electronics)	2,211	67,524
Applied Materials, Inc. (Semiconductors)	16,817	334,154
Archer-Daniels-Midland Co. (Agriculture)	7,973	263,827
Archstone-Smith Trust (REIT)	2,680	158,415
Ashland, Inc. (Chemicals)	670	42,846
Assurant, Inc. (Insurance)	1,206	71,057
AT&T, Inc. (Telecommunications)	75,040	3,114,160
Autodesk, Inc.* (Software)	2,814	132,483
Automatic Data Processing, Inc. (Software)	6,700	324,749
AutoNation, Inc.* (Retail)	1,809	40,594
AutoZone, Inc.* (Retail)	603	82,382
Avalonbay Communities, Inc. (REIT)	938	111,509
Avaya, Inc.* (Telecommunications)	5,494	92,519
Avery Dennison Corp. (Household Products/Wares)	1,139	75,721
Avon Products, Inc. (Cosmetics/Personal Care)	5,360	196,980
Baker Hughes, Inc. (Oil & Gas Services)	3,886	326,929
Ball Corp. (Packaging & Containers)	1,273	67,685
Bank of America Corp. (Banks)	54,002	2,640,158
Bank of New York Co., Inc. (Banks)	9,179	380,378
Bard (C.R.), Inc. (Healthcare-Products)	1,273	105,188
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	1,340	67,308
Bausch & Lomb, Inc. (Healthcare-Products)	670	46,525
Baxter International, Inc. (Healthcare-Products)	7,906	445,424
BB&T Corp. (Banks)	6,633	269,830
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,474	206,360
Becton, Dickinson & Co. (Healthcare-Products)	2,948	219,626
Bed Bath & Beyond, Inc.* (Retail)	3,350	120,566
Bemis Co., Inc. (Packaging & Containers)	1,273	42,238
Best Buy Co., Inc. (Retail)	4,958	231,390
Big Lots, Inc.* (Retail)	1,340	39,423
Biogen Idec, Inc.* (Biotechnology)	4,154	222,239
Biomet, Inc. (Healthcare-Products)	3,015	137,846
BJ Services Co. (Oil & Gas Services)	3,551	100,990
Black & Decker Corp. (Hand/Machine Tools)	804	71,001
BMC Software, Inc.* (Software)	2,479	75,114
Boeing Co. (Aerospace/Defense)	9,581	921,309

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Boston Properties, Inc. (REIT)	1,474	$150,540
Boston Scientific Corp.* (Healthcare-Products)	14,405	220,973
Bristol-Myers Squibb Co. (Pharmaceuticals)	23,919	754,884
Broadcom Corp.—Class A* (Semiconductors)	5,628	164,619
Brown-Forman Corp. (Beverages)	938	68,549
Brunswick Corp. (Leisure Time)	1,072	34,979
Burlington Northern Santa Fe Corp. (Transportation)	4,355	370,785
C.H. Robinson Worldwide, Inc. (Transportation)	2,077	109,084
CA, Inc. (Software)	5,025	129,796
Campbell Soup Co. (Food)	2,613	101,411
Capital One Financial Corp. (Diversified Financial Services)	5,025	394,161
Cardinal Health, Inc. (Pharmaceuticals)	4,690	331,302
Carnival Corp.ADR (Leisure Time)	5,360	261,407
Caterpillar, Inc. (Machinery-Construction & Mining)	7,772	608,548
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	2,278	83,147
CBS Corp.—Class B (Media)	8,911	296,914
Celgene Corp.* (Biotechnology)	4,623	265,037
CenterPoint Energy, Inc. (Electric)	3,886	67,616
Centex Corp. (Home Builders)	1,474	59,107
CenturyTel, Inc. (Telecommunications)	1,340	65,727
Chesapeake Energy Corp. (Oil & Gas)	4,958	171,547
ChevronTexaco Corp. (Oil & Gas)	26,130	2,201,191
Chicago Mercantile Exchange (Diversified Financial Services)	402	214,813
Chubb Corp. (Insurance)	4,891	264,799
Ciena Corp.* (Telecommunications)	1,072	38,731
CIGNA Corp. (Insurance)	3,484	181,934
Cincinnati Financial Corp. (Insurance)	2,077	90,142
Cintas Corp. (Textiles)	1,608	63,403
Circuit City Stores, Inc. (Retail)	1,675	25,259
Cisco Systems, Inc.* (Telecommunications)	73,834	2,056,277
CIT Group, Inc. (Diversified Financial Services)	2,345	128,576
Citigroup, Inc. (Diversified Financial Services)	60,166	3,085,914
Citizens Communications Co. (Telecommunications)	4,154	63,432
Citrix Systems, Inc.* (Software)	2,211	74,444
Clear Channel Communications, Inc. (Media)	6,030	228,055
Clorox Co. (Household Products/Wares)	1,876	116,500
CMS Energy Corp. (Electric)	2,747	47,248
Coach, Inc.* (Apparel)	4,489	212,734
Coca-Cola Co. (Beverages)	24,455	1,279,241
Coca-Cola Enterprises, Inc. (Beverages)	3,417	82,008
Cognizant Technology Solutions Corp.* (Computers)	1,742	130,807
Colgate-Palmolive Co. (Cosmetics/Personal Care)	6,231	404,080
Comcast Corp.—Special Class A* (Media)	37,855	1,064,483
Comerica, Inc. (Banks)	1,876	111,566
Commerce Bancorp, Inc. (Banks)	2,345	86,742
Compass Bancshares, Inc. (Banks)	1,608	110,920
Computer Sciences Corp.* (Computers)	2,077	122,855
Compuware Corp.* (Software)	3,685	43,704
ConAgra Foods, Inc. (Food)	6,030	161,966
ConocoPhillips (Oil & Gas)	19,899	1,562,071
CONSOL Energy, Inc. (Coal)	2,211	101,949
Consolidated Edison, Inc. (Electric)	3,283	148,129
Constellation Brands, Inc.* (Beverages)	2,345	56,937
Constellation Energy Group, Inc. (Electric)	2,211	192,733
Convergys Corp.* (Commercial Services)	1,675	40,602
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	2,211	126,226
Corning, Inc.* (Telecommunications)	19,162	489,589
Costco Wholesale Corp. (Retail)	5,427	317,588
Countrywide Credit Industries, Inc. (Diversified Financial Services)	7,236	263,029
Coventry Health Care, Inc.* (Healthcare-Services)	1,876	108,151
CSX Corp. (Transportation)	5,293	238,608
Cummins, Inc. (Machinery-Diversified)	1,273	128,840
CVS Corp. (Retail)	18,759	683,766
D.R. Horton, Inc. (Home Builders)	3,350	66,765
Danaher Corp. (Miscellaneous Manufacturing)	2,881	217,515
Darden Restaurants, Inc. (Retail)	1,742	76,631
Dean Foods Co. (Food)	1,608	51,247
Deere & Co. (Machinery-Diversified)	2,747	331,673
Dell, Inc.* (Computers)	27,604	788,094
Developers Diversified Realty Corp. (REIT)	1,541	81,226
Devon Energy Corp. (Oil & Gas)	5,427	424,880
Dillards, Inc.—Class A (Retail)	737	26,480
DIRECTV Group, Inc.* (Media)	9,380	216,772
Dollar General Corp. (Retail)	3,819	83,712
Dominion Resources, Inc. (Electric)	4,288	370,097
Dover Corp. (Miscellaneous Manufacturing)	2,479	126,801
Dow Jones & Co., Inc. (Media)	804	46,190
DTE Energy Co. (Electric)	2,144	103,384
Du Pont (Chemicals)	11,256	572,255
Duke Energy Corp. (Electric)	15,343	280,777
Dynegy, Inc.—Class A* (Electric)	4,891	46,171
E* TRADE Financial Corp.** (Diversified Financial Services)	5,226	115,442
Eastman Chemical Co. (Chemicals)	1,005	64,652
Eastman Kodak Co. (Miscellaneous Manufacturing)	3,484	96,960
Eaton Corp. (Miscellaneous Manufacturing)	1,809	168,237
eBay, Inc.* (Internet)	13,802	444,148
Ecolab, Inc. (Chemicals)	2,144	91,549
Edison International (Electric)	3,953	221,842
El Paso Corp. (Pipelines)	8,509	146,610
Electronic Arts, Inc.* (Software)	3,752	177,545
Electronic Data Systems Corp. (Computers)	6,164	170,928
Eli Lilly & Co. (Pharmaceuticals)	11,993	670,169
Embarq Corp. (Telecommunications)	1,809	114,636
EMC Corp.* (Computers)	25,527	462,039
Emerson Electric Co. (Electrical Components & Equipment)	9,648	451,526
Ensco International, Inc. (Oil & Gas)	1,809	110,367
Entergy Corp. (Electric)	2,412	258,928
EOG Resources, Inc. (Oil & Gas)	2,948	215,381
Equifax, Inc. (Commercial Services)	1,742	77,380
Equity Residential Properties Trust (REIT)	3,551	162,032
Exelon Corp. (Electric)	8,174	593,432
Express Scripts, Inc.* (Pharmaceuticals)	3,350	167,533
Exxon Mobil Corp. (Oil & Gas)	68,541	5,749,219
Family Dollar Stores, Inc. (Retail)	1,809	62,085
Fannie Mae (Diversified Financial Services)	11,859	774,748
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,072	41,090
FedEx Corp. (Transportation)	3,752	416,359
Fidelity National Information Services, Inc. (Software)	2,010	109,103
Fifth Third Bancorp (Banks)	6,700	266,459
First Data Corp. (Software)	9,179	299,878
First Horizon National Corp. (Banks)	1,541	60,099
FirstEnergy Corp. (Electric)	3,685	238,530
Fiserv, Inc.* (Software)	2,077	117,974
Fluor Corp. (Engineering & Construction)	1,072	119,389
Ford Motor Co. (Auto Manufacturers)	22,847	215,219
Forest Laboratories, Inc.* (Pharmaceuticals)	3,886	177,396
Fortune Brands, Inc. (Household Products/Wares)	1,876	154,526
FPL Group, Inc. (Electric)	4,958	281,317
Franklin Resources, Inc. (Diversified Financial Services)	2,010	266,265

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Freddie Mac (Diversified Financial Services)	8,040	$488,028
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	4,556	377,328
Gannett Co., Inc. (Media)	2,881	158,311
General Dynamics Corp. (Aerospace/Defense)	4,958	387,815
General Electric Co. (Miscellaneous Manufacturing)	125,156	4,790,972
General Growth Properties, Inc. (REIT)	2,881	152,549
General Mills, Inc. (Food)	4,221	246,591
General Motors Corp. (Auto Manufacturers)	6,901	260,858
Genuine Parts Co. (Distribution/Wholesale)	2,077	103,019
Genworth Financial, Inc.—Class A (Diversified Financial Services)	5,092	175,165
Genzyme Corp.* (Biotechnology)	3,216	207,110
Gilead Sciences, Inc.* (Pharmaceuticals)	11,390	441,590
Goodrich Corp. (Aerospace/Defense)	1,541	91,782
Google, Inc.—Class A* (Internet)	2,680	1,402,658
H & R Block, Inc. (Commercial Services)	3,953	92,382
Halliburton Co. (Oil & Gas Services)	11,122	383,709
Harley-Davidson, Inc. (Leisure Time)	3,149	187,712
Harman International Industries, Inc. (Home Furnishings)	804	93,907
Harrah’s Entertainment, Inc. (Lodging)	2,278	194,222
Hartford Financial Services Group, Inc. (Insurance)	3,886	382,810
Hasbro, Inc. (Toys/Games/Hobbies)	1,943	61,030
Heinz (H.J.) Co. (Food)	3,953	187,649
Hercules, Inc.* (Chemicals)	1,407	27,648
Hess Corp. (Oil & Gas)	3,350	197,516
Hewlett-Packard Co. (Computers)	31,892	1,423,021
Hilton Hotels Corp. (Lodging)	4,757	159,217
Home Depot, Inc. (Retail)	23,986	943,849
Honeywell International, Inc. (Miscellaneous Manufacturing)	9,514	535,448
Hospira, Inc.* (Pharmaceuticals)	1,876	73,239
Host Marriott Corp. (REIT)	6,365	147,159
Hudson City Bancorp, Inc. (Savings & Loans)	5,896	72,049
Humana, Inc.* (Healthcare-Services)	2,077	126,510
Huntington Bancshares, Inc. (Banks)	2,881	65,514
IAC/InterActiveCorp* (Internet)	2,680	92,755
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	5,025	272,305
IMS Health, Inc. (Software)	2,412	77,498
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	3,685	202,012
Integrys Energy Group, Inc. (Electric)	938	47,585
Intel Corp. (Semiconductors)	70,685	1,679,476
International Business Machines Corp. (Computers)	16,616	1,748,834
International Flavors & Fragrances, Inc. (Chemicals)	938	48,907
International Game Technology (Entertainment)	4,020	159,594
International Paper Co. (Forest Products & Paper)	5,293	206,692
Interpublic Group of Cos., Inc.* (Advertising)	5,695	64,923
Intuit, Inc.* (Software)	4,154	124,952
ITT Industries, Inc. (Miscellaneous Manufacturing)	2,211	150,967
J.C. Penney Co., Inc. (Holding Company) (Retail)	2,747	198,828
J.P. Morgan Chase & Co. (Diversified Financial Services)	41,540	2,012,613
Jabil Circuit, Inc. (Electronics)	2,211	48,797
Janus Capital Group, Inc. (Diversified Financial Services)	2,278	63,419
JDS Uniphase Corp.* (Telecommunications)	2,546	34,193
Johnson & Johnson (Healthcare-Products)	35,242	2,171,612
Johnson Controls, Inc. (Auto Parts & Equipment)	2,412	279,237
Jones Apparel Group, Inc. (Apparel)	1,340	37,855
Juniper Networks, Inc.* (Telecommunications)	6,901	173,698
KB Home (Home Builders)	938	36,929
Kellogg Co. (Food)	3,015	156,147
KeyCorp (Banks)	4,757	163,308
KeySpan Corp. (Gas)	2,144	90,005
Kimberly-Clark Corp. (Household Products/Wares)	5,561	371,975
Kimco Realty Corp. (REIT)	2,747	104,578
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,948	60,316
KLA-Tencor Corp. (Semiconductors)	2,345	128,858
Kohls Corp.* (Retail)	3,953	280,782
Kraft Foods, Inc. (Food)	19,497	687,269
Kroger Co. (Food)	8,643	243,128
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,541	150,078
Laboratory Corp. of America Holdings* (Healthcare-Services)	1,407	110,112
Legg Mason, Inc. (Diversified Financial Services)	1,608	158,195
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,144	47,275
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	6,499	484,305
Lennar Corp.—Class A (Home Builders)	1,675	61,238
Lexmark International, Inc.—Class A* (Computers)	1,139	56,164
Limited, Inc. (Retail)	4,154	114,027
Lincoln National Corp. (Insurance)	3,283	232,929
Linear Technology Corp. (Semiconductors)	3,082	111,507
Liz Claiborne, Inc. (Apparel)	1,273	47,483
Lockheed Martin Corp. (Aerospace/Defense)	4,288	403,629
Loews Corp. (Insurance)	5,427	276,668
Lowe’s Cos., Inc. (Retail)	18,291	561,351
LSI Logic Corp.* (Semiconductors)	9,380	70,444
M&T Bank Corp. (Banks)	938	100,272
Macy’s, Inc. (Retail)	5,561	221,217
Manor Care, Inc. (Healthcare-Services)	871	56,868
Marathon Oil Corp. (Oil & Gas)	8,308	498,148
Marriott International, Inc.—Class A (Lodging)	4,020	173,825
Marsh & McLennan Cos., Inc. (Insurance)	6,767	208,965
Marshall & Ilsley Corp. (Banks)	3,149	149,987
Masco Corp. (Building Materials)	4,623	131,617
Mattel, Inc. (Toys/Games/Hobbies)	4,757	120,305
Maxim Integrated Products, Inc. (Semiconductors)	3,886	129,831
MBIA, Inc. (Insurance)	1,608	100,050
McCormick & Co., Inc. (Food)	1,608	61,393
McDonald’s Corp. (Retail)	14,539	738,000
McGraw-Hill Cos., Inc. (Media)	4,154	282,804
McKesson Corp. (Commercial Services)	3,618	215,777
MeadWestvaco Corp. (Forest Products & Paper)	2,211	78,092
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,417	266,492
Medtronic, Inc. (Healthcare-Products)	14,003	726,196
Mellon Financial Corp. (Banks)	5,092	224,048
MEMC Electronic Materials, Inc.* (Semiconductors)	2,747	167,897
Merck & Co., Inc. (Pharmaceuticals)	26,398	1,314,620
Meredith Corp. (Media)	469	28,890
Merrill Lynch & Co., Inc. (Diversified Financial Services)	10,586	884,778
MetLife, Inc. (Insurance)	9,045	583,222
MGIC Investment Corp. (Insurance)	1,005	57,144
Micron Technology, Inc.* (Semiconductors)	9,179	115,013
Microsoft Corp. (Software)	102,443	3,018,995
Millipore Corp.* (Biotechnology)	670	50,310
Molex, Inc. (Electrical Components & Equipment)	1,742	52,277
Molson Coors Brewing Co.—Class B (Beverages)	603	55,753
Monsanto Co. (Agriculture)	6,633	447,993
Monster Worldwide, Inc.* (Internet)	1,608	66,089
Moody’s Corp. (Commercial Services)	2,814	175,031
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	12,797	1,073,412
Motorola, Inc. (Telecommunications)	28,140	498,078

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Murphy Oil Corp. (Oil & Gas)	2,278	$135,404
Mylan Laboratories, Inc. (Pharmaceuticals)	3,015	54,843
Nabors Industries, Ltd.ADR* (Oil & Gas)	3,417	114,059
National City Corp. (Banks)	7,035	234,406
National Semiconductor Corp. (Semiconductors)	3,417	96,599
National-Oilwell Varco, Inc.* (Oil & Gas Services)	2,144	223,491
NCR Corp.* (Computers)	2,211	116,166
Network Appliance, Inc.* (Computers)	4,489	131,079
Newell Rubbermaid, Inc. (Housewares)	3,417	100,562
Newmont Mining Corp. (Mining)	5,494	214,596
News Corp.—Class A (Media)	28,341	601,113
Nicor, Inc. (Gas)	536	23,005
NIKE, Inc.—Class B (Apparel)	4,623	269,475
NiSource, Inc. (Electric)	3,350	69,378
Noble Corp.ADR (Oil & Gas)	1,608	156,812
Nordstrom, Inc. (Retail)	2,747	140,427
Norfolk Southern Corp. (Transportation)	4,757	250,075
Northern Trust Corp. (Banks)	2,278	146,339
Northrop Grumman Corp. (Aerospace/Defense)	4,221	328,689
Novell, Inc.* (Software)	4,221	32,882
Novellus Systems, Inc.* (Semiconductors)	1,541	43,718
Nucor Corp. (Iron/Steel)	3,685	216,125
NVIDIA Corp.* (Semiconductors)	4,422	182,673
Occidental Petroleum Corp. (Oil & Gas)	10,117	585,572
Office Depot, Inc.* (Retail)	3,350	101,505
OfficeMax, Inc. (Retail)	938	36,863
Omnicom Group, Inc. (Advertising)	4,020	212,738
Oracle Corp.* (Software)	48,173	949,490
PACCAR, Inc. (Auto Manufacturers)	3,015	262,426
Pactiv Corp.* (Packaging & Containers)	1,608	51,279
Pall Corp. (Miscellaneous Manufacturing)	1,474	67,789
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,407	137,759
Patterson Cos., Inc.* (Healthcare-Products)	1,675	62,427
Paychex, Inc. (Commercial Services)	4,154	162,504
Peabody Energy Corp. (Coal)	3,216	155,590
PepsiCo, Inc. (Beverages)	19,832	1,286,105
PerkinElmer, Inc. (Electronics)	1,474	38,412
Pfizer, Inc. (Pharmaceuticals)	85,358	2,182,604
PG&E Corp. (Electric)	4,288	194,246
Pinnacle West Capital Corp. (Electric)	1,206	48,059
Pitney Bowes, Inc. (Office/Business Equipment)	2,680	125,478
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,144	89,319
PNC Financial Services Group (Banks)	4,221	302,139
Polo Ralph Lauren Corp. (Apparel)	737	72,307
PPG Industries, Inc. (Chemicals)	2,010	152,981
PPL Corp. (Electric)	4,690	219,445
Praxair, Inc. (Chemicals)	3,886	279,753
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,675	203,278
Principal Financial Group, Inc. (Insurance)	3,283	191,366
Procter & Gamble Co. (Cosmetics/Personal Care)	38,324	2,345,046
Progress Energy, Inc. (Electric)	3,082	140,508
Progressive Corp. (Insurance)	8,978	214,844
Prologis (REIT)	3,149	179,178
Prudential Financial, Inc. (Insurance)	5,695	553,725
Public Service Enterprise Group, Inc. (Electric)	3,082	270,538
Public Storage, Inc. (REIT)	1,474	113,233
Pulte Homes, Inc. (Home Builders)	2,613	58,662
QLogic Corp.* (Semiconductors)	1,943	32,351
Qualcomm, Inc. (Telecommunications)	20,301	880,860
Quest Diagnostics, Inc. (Healthcare-Services)	1,943	100,356
Questar Corp. (Pipelines)	2,144	113,310
Qwest Communications International, Inc.* (Telecommunications)	18,894	183,272
R.R. Donnelley & Sons Co. (Commercial Services)	2,680	116,607
RadioShack Corp. (Retail)	1,675	55,509
Raytheon Co. (Aerospace/Defense)	5,427	292,461
Regions Financial Corp. (Banks)	8,576	283,866
Reynolds American, Inc. (Agriculture)	2,077	135,420
Robert Half International, Inc. (Commercial Services)	2,010	73,365
Rockwell Collins, Inc. (Aerospace/Defense)	2,010	141,986
Rockwell International Corp. (Machinery-Diversified)	1,943	134,922
Rohm & Haas Co. (Chemicals)	1,742	95,253
Rowan Cos., Inc. (Oil & Gas)	1,340	54,913
Ryder System, Inc. (Transportation)	737	39,651
SAFECO Corp. (Insurance)	1,273	79,257
Safeway, Inc. (Food)	5,360	182,401
SanDisk Corp.* (Computers)	2,747	134,438
Sara Lee Corp. (Food)	8,911	155,051
Schering-Plough Corp. (Pharmaceuticals)	18,090	550,660
Schlumberger, Ltd.ADR (Oil & Gas Services)	14,338	1,217,870
Schwab (Diversified Financial Services)	12,328	252,971
Sealed Air Corp. (Packaging & Containers)	1,943	60,272
Sears Holdings Corp.* (Retail)	1,005	170,347
Sempra Energy (Gas)	3,216	190,484
Sherwin-Williams Co. (Chemicals)	1,340	89,070
Sigma-Aldrich Corp. (Chemicals)	1,608	68,613
Simon Property Group, Inc. (REIT)	2,747	255,581
SLM Corp. (Diversified Financial Services)	5,025	289,339
Smith International, Inc. (Oil & Gas Services)	2,412	141,440
Snap-on, Inc. (Hand/Machine Tools)	737	37,226
Solectron Corp.* (Electronics)	10,988	40,436
Southern Co. (Electric)	9,179	314,748
Southwest Airlines Co. (Airlines)	9,514	141,854
Sovereign Bancorp, Inc. (Savings & Loans)	4,422	93,481
Spectra Energy Corp. (Pipelines)	7,705	200,022
Sprint Corp. (Telecommunications)	35,175	728,474
St. Jude Medical, Inc.* (Healthcare-Products)	4,087	169,570
Staples, Inc. (Retail)	8,710	206,688
Starbucks Corp.* (Retail)	9,045	237,341
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,613	175,254
State Street Corp. (Banks)	4,087	279,551
Stryker Corp. (Healthcare-Products)	3,618	228,260
Sun Microsystems, Inc.* (Computers)	43,416	228,368
Sunoco, Inc. (Oil & Gas)	1,474	117,448
SunTrust Banks, Inc. (Banks)	4,355	373,398
SuperValu, Inc. (Food)	2,546	117,931
Symantec Corp.* (Internet)	10,988	221,958
Synovus Financial Corp. (Banks)	3,953	121,357
Sysco Corp. (Food)	7,504	247,557
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,216	166,878
Target Corp. (Retail)	10,385	660,486
TECO Energy, Inc. (Electric)	2,546	43,740
Tektronix, Inc. (Electronics)	1,005	33,909
Tellabs, Inc.* (Telecommunications)	5,293	56,953
Temple-Inland, Inc. (Forest Products & Paper)	1,273	78,328
Tenet Healthcare Corp.* (Healthcare-Services)	5,762	37,511
Teradyne, Inc.* (Semiconductors)	2,278	40,047
Terex Corp.* (Machinery-Construction & Mining)	1,273	103,495
Texas Instruments, Inc. (Semiconductors)	17,420	655,515
Textron, Inc. (Miscellaneous Manufacturing)	1,541	169,679
The AES Corp.* (Electric)	8,107	177,381
The Dow Chemical Co. (Chemicals)	11,591	512,554
The E.W. Scripps Co.—Class A (Media)	1,005	45,918
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	1,407	64,033
See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

The Gap, Inc. (Retail)	6,432	$122,851
The Goldman Sachs Group, Inc. (Diversified Financial Services)	4,958	1,074,646
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,479	86,170
The Hershey Co. (Food)	2,077	105,138
The New York Times Co.—Class A (Media)	1,742	44,247
The Pepsi Bottling Group, Inc. (Beverages)	1,608	54,157
The Stanley Works (Hand/Machine Tools)	1,005	61,003
The Travelers Companies, Inc. (Insurance)	8,107	433,724
The Williams Cos., Inc. (Pipelines)	7,303	230,921
Thermo Electron Corp.* (Electronics)	5,159	266,823
Tiffany & Co. (Retail)	1,675	88,875
Time Warner, Inc. (Media)	46,029	968,450
TJX Cos., Inc. (Retail)	5,561	152,927
Torchmark Corp. (Insurance)	1,139	76,313
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	3,484	369,234
Tribune Co. (Media)	1,005	29,547
TXU Corp. (Electric)	5,561	374,255
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	24,120	815,015
Tyson Foods, Inc.—Class A (Food)	3,082	71,009
U.S. Bancorp (Banks)	21,172	697,617
Union Pacific Corp. (Transportation)	3,283	378,037
Unisys Corp.* (Computers)	4,221	38,580
United Parcel Service, Inc.—Class B (Transportation)	12,864	939,072
United States Steel Corp. (Iron/Steel)	1,407	153,011
United Technologies Corp. (Aerospace/Defense)	12,127	860,168
UnitedHealth Group, Inc. (Healthcare-Services)	16,281	832,610
UnumProvident Corp. (Insurance)	4,154	108,461
UST, Inc. (Agriculture)	1,943	104,359
V.F. Corp. (Apparel)	1,072	98,174
Valero Energy Corp. (Oil & Gas)	6,700	494,862
Varian Medical Systems, Inc.* (Healthcare-Products)	1,541	65,508
VeriSign, Inc.* (Internet)	3,015	95,666
Verizon Communications, Inc. (Telecommunications)	35,309	1,453,672
Viacom, Inc.—Class B* (Media)	8,375	348,651
Vornado Realty Trust (REIT)	1,608	176,623
Vulcan Materials Co. (Building Materials)	1,139	130,461
W.W. Grainger, Inc. (Distribution/Wholesale)	871	81,047
Wachovia Corp. (Banks)	23,249	1,191,511
Wal-Mart Stores, Inc. (Retail)	29,480	1,418,283
Walgreen Co. (Retail)	12,194	530,927
Walt Disney Co. (Media)	24,120	823,457
Washington Mutual, Inc. (Savings & Loans)	10,787	459,958
Waste Management, Inc. (Environmental Control)	6,298	245,937
Waters Corp.* (Electronics)	1,206	71,588
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,273	41,411
Weatherford International, Ltd.ADR* (Oil & Gas Services)	4,087	225,766
WellPoint, Inc.* (Healthcare-Services)	7,437	593,696
Wells Fargo & Co. (Banks)	40,602	1,427,972
Wendy’s International, Inc. (Retail)	1,072	39,396
Western Union Co. (Commercial Services)	9,380	195,385
Weyerhaeuser Co. (Forest Products & Paper)	2,613	206,244
Whirlpool Corp. (Home Furnishings)	938	104,306
Whole Foods Market, Inc. (Food)	1,742	66,719
Windstream Corp. (Telecommunications)	5,829	86,036
Wrigley (Wm.) Jr. Co. (Food)	2,613	144,525
Wyeth (Pharmaceuticals)	16,348	937,394
Wyndham Worldwide Corp.* (Lodging)	2,211	80,171
Xcel Energy, Inc. (Electric)	4,958	101,490
Xerox Corp.* (Office/Business Equipment)	11,390	210,487
Xilinx, Inc. (Semiconductors)	3,618	96,854
XL Capital, Ltd.—Class A (Insurance)	2,278	192,013
XTO Energy, Inc. (Oil & Gas)	4,690	281,869
Yahoo!, Inc.* (Internet)	14,740	399,896
YUM! Brands, Inc. (Retail)	6,432	210,455
Zimmer Holdings, Inc.* (Healthcare-Products)	2,881	244,568
Zions Bancorp (Banks)	1,340	103,059

TOTAL COMMON STOCKS
(Cost $99,338,057)		162,571,129

Repurchase Agreements (18.3%)
	Principal
	Amount

UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $36,552,163 (Collateralized by $37,371,000 of various U.S. Government Agency Obligations, 5.00% - 5.228%**, 7/24/07-2/11/10, market value $37,268,114)	$36,537,000	36,537,000

TOTAL REPURCHASE AGREEMENTS
(Cost $36,537,000)		36,537,000

TOTAL INVESTMENT SECURITIES
(Cost $135,875,057)—99.7%		199,108,129
Net other assets (liabilities)—0.3%		655,036

NET ASSETS—100.0%		$199,763,165

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at June 30, 2007.
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $1,137,750)	15	$(23,284)
S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $37,166,500)	98	3,719

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising	0.1%
Aerospace/Defense	2.0%
Agriculture	1.4%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	5.0%
Beverages	1.4%
Biotechnology	0.7%
Building Materials	0.3%
Chemicals	1.0%

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Coal	0.2%
Commercial Services	0.7%
Computers	3.5%
Cosmetics/Personal Care	1.5%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.5%
Electric	2.6%
Electrical Components & Equipment	0.2%
Electronics	0.2%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.5%
Forest Products & Paper	0.2%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare-Products	2.4%
Healthcare-Services	1.3%
Home Builders	NM
Home Furnishings	0.2%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	3.8%
Internet	1.5%
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	0.4%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.4%
Media	2.5%
Metal Fabricate/Hardware	0.1%
Mining	0.5%
Miscellaneous Manufacturing	4.5%
Office/Business Equipment	0.2%
Oil & Gas	7.4%
Oil & Gas Services	1.4%
Packaging & Containers	NM
Pharmaceuticals	4.7%
Pipelines	0.4%
REIT	1.1%
Real Estate	NM
Retail	4.4%
Savings & Loans	0.3%
Semiconductors	2.5%
Software	3.1%
Telecommunications	5.1%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other***	18.6%

***	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

6

PROFUNDS VP ProFund VP Bull (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $99,338,057)	$162,571,129
Repurchase agreements, at cost	36,537,000

Total Investment Securities	199,108,129
Cash	25,819
Segregated cash balances with brokers for futures contracts	1,762,450
Dividends and interest receivable	188,739
Receivable for capital shares issued	164,113
Receivable for investments sold	66,120
Prepaid expenses	2,036

Total Assets	201,317,406

Liabilities:
Payable for investments purchased	152,549
Payable for capital shares redeemed	1,011,176
Variation margin on futures contracts	25,250
Advisory fees payable	119,788
Management services fees payable	15,972
Administration fees payable	4,834
Administrative services fees payable	77,862
Distribution fees payable	68,674
Trustee fees payable	44
Transfer agency fees payable	10,887
Fund accounting fees payable	7,264
Compliance services fees payable	1,270
Other accrued expenses	58,671

Total Liabilities	1,554,241

Net Assets	$199,763,165

Net Assets consist of:
Capital	$141,853,522
Accumulated net investment income (loss)	1,342,068
Accumulated net realized gains (losses) on investments	(6,645,932)
Net unrealized appreciation (depreciation) on investments	63,213,507

Net Assets	$199,763,165

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	6,198,400

Net Asset Value (offering and redemption price per share)	$32.23

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$1,711,962
Interest	376,104

Total Investment Income	2,088,066

Expenses:
Advisory fees	728,365
Management services fees	145,674
Administration fees	30,651
Transfer agency fees	31,139
Administrative services fees	304,611
Distribution fees	242,788
Custody fees	26,036
Fund accounting fees	44,014
Trustee fees	1,533
Compliance services fees	2,166
Other fees	57,124

Total Gross Expenses before reductions	1,614,101
Less Expenses reduced by the Advisor	(48,559)

Total Net Expenses	1,565,542

Net Investment Income (Loss)	522,524

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	16,115,273
Net realized gains (losses) on futures contracts	377,647
Change in net unrealized appreciation/depreciation on investments	(6,847,533)

Net Realized and Unrealized Gains (Losses) on Investments	9,645,387

Change in Net Assets Resulting from Operations	$10,167,911

See accompanying notes to the financial statements.

7

PROFUNDS VP ProFund VP Bull

Statements of Changes in Net Assets
	For the six months ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$522,524	$819,544
Net realized gains (losses) on investments	16,492,920	6,021,928
Change in net unrealized appreciation/depreciation on investments	(6,847,533)	21,358,958

Change in net assets resulting from operations	10,167,911	28,200,430

Distributions to Shareholders From:
Net investment income	—	(507,507)
Net realized gains on investments	—	(9,946,579)

Change in net assets resulting from distributions	—	(10,454,086)

Capital Transactions:
Proceeds from shares issued	373,316,270	807,020,180
Dividends reinvested	—	10,454,086
Value of shares redeemed	(494,614,881)	(821,872,926)

Change in net assets resulting from capital transactions	(121,298,611)	(4,398,660)

Change in net assets	(111,130,700)	13,347,684
Net Assets:
Beginning of period	310,893,865	297,546,181

End of period	$199,763,165	$310,893,865

Accumulated net investment income (loss)	$1,342,068	$819,544

Share Transactions:
Issued	11,849,144	27,597,405
Reinvested	—	370,187
Redeemed	(15,878,040)	(28,267,308)

Change in shares	(4,028,896)	(299,716)

See accompanying notes to the financial statements.

8

PROFUNDS VP ProFund VP Bull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002

Net Asset Value, Beginning of Period	$30.40		$28.27	$27.59	$25.72	$20.48	$26.94

Investment Activities:
Net investment income (loss)(a)	0.08		0.11	0.06	0.06	(0.05)	(0.04)
Net realized and unrealized gains (losses) on investments	1.75		3.63	0.69	2.19	5.29	(6.42)

Total income (loss) from investment activities	1.83		3.74	0.75	2.25	5.24	(6.46)

Distributions to Shareholders From:
Net investment income	—		(0.08)	(0.07)	—	—	—
Net realized gains on investments	—		(1.53)	—	(0.38)	—	—

Total distributions	—		(1.61)	(0.07)	(0.38)	—	—

Net Asset Value, End of Period	$32.23		$30.40	$28.27	$27.59	$25.72	$20.48

Total Return	6.02	%(b)	13.66%	2.74%	8.83%	25.59%	(23.98)%

Ratios to Average Net Assets:
Gross expenses(c)	1.66%		1.70%	1.78%	1.78%	1.87%	1.91%
Net expenses(c)	1.61%		1.67%	1.78%	1.78%	1.87%	1.91%
Net investment income (loss)(c)	0.54%		0.38%	0.21%	0.22%	(0.24)%	(0.18)%

Supplemental Data:
Net assets, end of period (000’s)	$199,763		$310,894	$297,546	$391,257	$223,123	$92,750
Portfolio turnover rate(d)	62	%(b)	224%	273%	202%	392%	260%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP Small-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	88%
Futures Contracts	1%
Swap Agreements	11%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

CF Industries Holdings, Inc.	0.2%
Florida East Coast Industries, Inc.	0.2%
ValueClick, Inc.	0.2%
FLIR Systems, Inc.	0.2%
Hologic, Inc.	0.2%

Russell 2000 Index - Composition
% of Index

Financial	20%
Consumer Non-Cyclical	20%
Industrial	15%
Consumer Cyclical	14%
Communications	10%
Technology	9%
Energy	5%
Basic Materials	4%
Utilities	3%
Diversified	NM
NM Not meaningful, amount is less than 0.5%.

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks (88.3%)
	Shares	Value

3Com Corp.* (Telecommunications)	30,094	$124,288
AAR Corp.* (Aerospace/Defense)	2,936	96,917
Aaron Rents, Inc. (Commercial Services)	3,670	107,164
ABM Industries, Inc. (Commercial Services)	4,037	104,195
Acco Brands Corp.* (Household Products/Wares)	4,037	93,053
Actuant Corp.—Class A (Miscellaneous Manufacturing)	2,202	138,858
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,936	176,982
Adams Respiratory Therapeutics, Inc.* (Pharmaceuticals)	2,569	101,193
Administaff, Inc. (Commercial Services)	2,202	73,745
ADTRAN, Inc. (Telecommunications)	4,404	114,372
Advance America Cash Advance Centers, Inc. (Commercial Services)	5,872	104,169
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,303	74,846
Advanced Magnetics, Inc.* (Biotechnology)	1,101	64,034
Advanta Corp.—Class B (Diversified Financial Services)	3,303	102,855
Advisory Board Co.* (Commercial Services)	1,835	101,953
Aecom Technology Corp.* (Engineering & Construction)	3,303	81,947
Aeroflex, Inc.* (Telecommunications)	6,606	93,607
Aeropostale, Inc.* (Retail)	3,303	137,669
AFC Enterprises, Inc.* (Retail)	4,404	76,145
Affymetrix, Inc.* (Biotechnology)	4,771	118,750
Aftermarket Technology Corp.* (Auto Parts & Equipment)	2,569	76,248
Agile Software Corp.* (Internet)	9,175	73,951
Agilysys, Inc. (Computers)	3,303	74,318
AirTran Holdings, Inc.* (Airlines)	7,340	80,153
Alaska Air Group, Inc.* (Airlines)	3,303	92,022
Alaska Communications Systems Group, Inc. (Telecommunications)	5,505	87,199
Albany International Corp.—Class A (Machinery-Diversified)	2,569	103,890
Alesco Financial, Inc. (REIT)	8,808	71,609
Alexandria Real Estate Equities, Inc. (REIT)	1,835	177,665
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,569	115,759
Align Technology, Inc.* (Healthcare-Products)	4,404	106,401
Alkermes, Inc.* (Pharmaceuticals)	7,707	112,522
Alliance One International, Inc.* (Agriculture)	8,808	88,520
Allscripts Healthcare Solutions, Inc.* (Software)	4,037	102,863
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	4,037	61,322
Alpha Natural Resources, Inc.* (Coal)	5,505	114,449
Alpharma, Inc.—Class A (Pharmaceuticals)	3,303	85,911
Amedisys, Inc.* (Healthcare-Services)	2,202	79,999
AMERCO* (Trucking & Leasing)	1,101	83,125
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	3,670	108,705
American Campus Communities, Inc. (REIT)	3,670	103,824
American Commercial Lines, Inc.* (Transportation)	4,771	124,285
American Dental Partners, Inc.* (Healthcare-Services)	2,936	76,248
American Equity Investment Life Holding Co. (Insurance)	6,973	84,234
American Financial Realty Trust (REIT)	12,845	132,560
American Home Mortgage Investment Corp. (REIT)	4,037	74,200
American Medical Systems Holdings, Inc.* (Healthcare-Products)	5,872	105,931
American Physicians Capital, Inc.* (Insurance)	2,202	89,181
American Reprographics Co.* (Software)	2,569	79,100
American States Water Co. (Water)	4,037	143,596
American Superconductor Corp.* (Electrical Components & Equipment)	3,670	70,868
AmericanWest Bancorp. (Banks)	5,505	100,356
AMERIGROUP Corp.* (Healthcare-Services)	4,037	96,081
Ameris Bancorp (Banks)	4,404	98,958
Ameristar Casinos, Inc. (Lodging)	2,569	89,247
Ameron International Corp. (Miscellaneous Manufacturing)	1,101	99,299
Amkor Technology, Inc.* (Semiconductors)	7,707	121,385
AMN Healthcare Services, Inc.* (Commercial Services)	3,303	72,666
ANADIGICS, Inc.* (Semiconductors)	5,138	70,853
Analogic Corp. (Electronics)	1,468	107,913
Andrew Corp.* (Telecommunications)	11,377	164,284

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks, continued
	Shares	Value

Anixter International, Inc.* (Telecommunications)	1,835	$138,010
ANSYS, Inc.* (Software)	5,505	145,882
Anworth Mortgage Asset Corp. (REIT)	9,909	89,676
Apex Silver Mines, Ltd.ADR* (Mining)	4,404	88,873
Apogee Enterprises, Inc. (Building Materials)	2,936	81,680
Apollo Investment Corp. (Investment Companies)	6,606	142,161
Applebee’s International, Inc. (Retail)	5,505	132,670
Applera Corp.-Celera Genomics Group* (Biotechnology)	7,707	95,567
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,670	108,265
Applied Micro Circuits Corp.* (Semiconductors)	27,892	69,730
Apria Healthcare Group, Inc.* (Healthcare-Services)	3,303	95,027
AptarGroup, Inc. (Miscellaneous Manufacturing)	4,771	169,657
Aquila, Inc.* (Electric)	33,764	138,095
Arbitron, Inc. (Commercial Services)	2,202	113,469
Arch Chemicals, Inc. (Chemicals)	2,569	90,275
Arena Pharmaceuticals, Inc.* (Biotechnology)	6,606	72,600
Argonaut Group, Inc. (Insurance)	3,303	103,087
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	12,111	66,489
Ariba, Inc.* (Internet)	8,074	80,013
Arlington Tankers, Ltd.ADR (Transportation)	4,404	126,307
Array BioPharma, Inc.* (Pharmaceuticals)	6,239	72,809
Arris Group, Inc.* (Telecommunications)	7,707	135,566
Arrow International, Inc. (Healthcare-Products)	2,202	84,293
ArthroCare Corp.* (Healthcare-Products)	2,202	96,690
ArvinMeritor, Inc. (Auto Parts & Equipment)	5,872	130,358
Ashford Hospitality Trust (REIT)	9,909	116,530
Aspen Insurance Holdings, Ltd. (Insurance)	6,239	175,129
Aspen Technology, Inc.* (Software)	6,973	97,622
Assisted Living Concepts, Inc.—Class A* (Healthcare-Services)	6,973	74,262
Assured Guaranty, Ltd.ADR (Insurance)	5,138	151,879
Astec Industries, Inc.* (Machinery-Construction & Mining)	1,835	77,474
Atheros Communications* (Telecommunications)	4,037	124,501
Atlas America, Inc. (Oil & Gas)	1,835	98,595
ATMI, Inc.* (Semiconductors)	2,936	88,080
ATP Oil & Gas Corp.* (Oil & Gas)	1,835	89,254
Atwood Oceanics, Inc.* (Oil & Gas)	1,835	125,918
Authorize.Net Holdings, Inc.* (Internet)	4,037	72,222
Avid Technology, Inc.* (Software)	3,303	116,761
Avocent Corp.* (Internet)	4,037	117,113
Badger Meter, Inc. (Electronics)	2,936	82,971
Baldor Electric Co. (Hand/Machine Tools)	3,303	162,772
Bally Technologies, Inc.* (Entertainment)	4,404	116,354
Banco Latinoamericano de Exportaciones, S.A.—Class EADR (Banks)	4,404	82,795
BankFinancial Corp. (Savings & Loans)	7,340	113,403
Banner Corp. (Banks)	3,303	112,500
Barnes Group, Inc. (Miscellaneous Manufacturing)	3,670	116,266
Basic Energy Services, Inc.* (Oil & Gas Services)	3,670	93,842
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	4,404	74,824
BearingPoint, Inc.* (Commercial Services)	15,781	115,359
Beazer Homes USA, Inc. (Home Builders)	2,936	72,431
Belden, Inc. (Electrical Components & Equipment)	2,936	162,508
Belo Corp.—Class A (Media)	6,606	136,018
Benchmark Electronics, Inc.* (Electronics)	5,138	116,222
Berry Petroleum Co.—Class A (Oil & Gas)	2,936	110,628
Big 5 Sporting Goods Corp. (Retail)	3,303	84,226
Bill Barrett Corp.* (Oil & Gas)	2,202	81,100
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	1,468	110,937
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	7,340	131,680
BioMed Realty Trust, Inc. (REIT)	5,505	138,286
Biosite Diagnostics, Inc.* (Healthcare-Products)	1,101	101,842
Blackbaud, Inc. (Software)	4,037	89,137
Blackboard, Inc.* (Software)	2,569	108,206
Blockbuster, Inc.—Class A* (Retail)	16,882	72,761
Blue Nile, Inc.* (Internet)	1,101	66,500
Bob Evans Farms, Inc. (Retail)	3,303	121,716
Borders Group, Inc. (Retail)	4,771	90,935
Borland Software Corp.* (Software)	12,845	76,299
Boston Private Financial Holdings, Inc. (Banks)	4,404	118,335
Bowater, Inc. (Forest Products & Paper)	4,404	109,880
Bowne & Co., Inc. (Commercial Services)	4,404	85,922
Brady Corp.—Class A (Electronics)	3,670	136,304
Briggs & Stratton Corp. (Machinery-Diversified)	3,670	115,825
Bright Horizons Family Solutions, Inc.* (Commercial Services)	2,569	99,960
Brightpoint, Inc.* (Distribution/Wholesale)	4,404	60,731
Bristow Group, Inc.* (Transportation)	1,835	90,924
Brooks Automation, Inc.* (Semiconductors)	5,872	106,577
Brown Shoe Co., Inc. (Retail)	3,670	89,254
Brush Engineered Materials, Inc.* (Mining)	1,835	77,052
Buckeye Technologies, Inc.* (Forest Products & Paper)	5,138	79,485
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	2,569	181,834
Buffalo Wild Wings, Inc.* (Retail)	1,468	61,054
C-COR, Inc.* (Telecommunications)	4,771	67,080
CACI International, Inc.—Class A* (Computers)	2,202	107,568
Calamos Asset Management, Inc. (Diversified Financial Services)	3,303	84,392
California Water Service Group (Water)	4,037	151,347
Callaway Golf Co. (Leisure Time)	6,239	111,117
Capital City Bank Group, Inc. (Banks)	4,037	126,520
Capital Lease Funding, Inc. (REIT)	9,542	102,576
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,835	76,097
Carter’s, Inc.* (Apparel)	4,404	114,240
Cascade Corp. (Machinery-Diversified)	1,101	86,362
Casey’s General Stores, Inc. (Retail)	4,037	110,049
Cash America International, Inc. (Retail)	2,569	101,861
Cbeyond, Inc.* (Telecommunications)	1,835	70,666
CBRE Realty Finance, Inc. (REIT)	6,606	78,545
CBRL Group, Inc. (Retail)	2,202	93,541
Centene Corp.* (Healthcare-Services)	4,037	86,473
Centennial Bank Holdings, Inc.* (Banks)	12,478	105,689
Centerline Holding Co. (Diversified Financial Services)	5,505	99,090
Central European Distribution Corp.* (Distribution/Wholesale)	2,936	101,644
Central Garden & Pet Co.—Class A* (Household Products/Wares)	6,973	81,793
Central Vermont Public Service Corp. (Electric)	2,202	82,971
Century Aluminum Co.* (Mining)	1,835	100,246
Cenveo, Inc.* (Commercial Services)	4,404	102,129
Cepheid, Inc.* (Healthcare-Products)	5,505	80,373
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,835	135,717
CF Industries Holdings, Inc. (Chemicals)	3,670	219,796
Champion Enterprises, Inc.* (Home Builders)	6,606	64,937
Charlotte Russe Holding, Inc.* (Retail)	2,569	69,029
Charming Shoppes, Inc.* (Retail)	9,542	103,340
Charter Communications, Inc.—Class A* (Media)	30,094	121,881
Chattem, Inc.* (Cosmetics/Personal Care)	1,468	93,042
Checkpoint Systems, Inc.* (Electronics)	3,303	83,401
Chemed Corp. (Commercial Services)	1,835	121,642
Cherokee, Inc. (Apparel)	2,569	93,871
Chipotle Mexican Grill, Inc.—Class B* (Retail)	2,202	173,143
Chiquita Brands International, Inc. (Food)	4,037	76,542
Christopher & Banks Corp. (Retail)	3,670	62,941
Cincinnati Bell, Inc.* (Telecommunications)	19,818	114,548

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks, continued
	Shares	Value

Cirrus Logic, Inc.* (Semiconductors)	9,175	$76,153
Citadel Broadcasting Corp. (Media)	18,717	120,725
Citi Trends, Inc.* (Retail)	1,835	69,657
Citizens Republic Bancorp, Inc. (Banks)	6,606	120,890
CKE Restaurants, Inc. (Retail)	5,138	103,120
Clarcor, Inc. (Miscellaneous Manufacturing)	4,037	151,105
CLECO Corp. (Electric)	5,138	125,881
CMGI, Inc.* (Internet)	39,269	76,575
CNET Networks, Inc.* (Internet)	13,212	108,206
CoBiz Financial, Inc. (Banks)	5,872	106,401
Coeur d’Alene Mines Corp.* (Mining)	21,653	77,734
Cogent Communications Group, Inc.* (Internet)	3,670	109,623
Cognex Corp. (Machinery-Diversified)	4,404	99,134
Cohen & Steers, Inc. (Diversified Financial Services)	1,468	63,785
Coherent, Inc.* (Electronics)	2,936	89,577
Cohu, Inc. (Semiconductors)	4,037	89,823
Coinmatch Service Corp.—Class A (Commercial Services)	8,808	116,530
Coinstar, Inc.* (Commercial Services)	2,936	92,425
Color Kinetics, Inc.* (Electrical Components & Equipment)	1,835	61,307
Columbia Banking System, Inc. (Banks)	4,771	139,552
Community Banks, Inc. (Banks)	3,303	106,423
Community Trust Bancorp, Inc. (Banks)	3,670	118,541
Commvault Systems, Inc.* (Software)	4,037	69,719
Compass Minerals International, Inc. (Mining)	2,936	101,762
Complete Production Services, Inc.* (Oil & Gas Services)	3,303	85,383
Comstock Resources, Inc.* (Oil & Gas)	3,303	98,991
Comtech Telecommunications Corp.* (Telecommunications)	1,835	85,181
Conceptus, Inc.* (Healthcare-Products)	3,670	71,088
Concur Technologies, Inc.* (Software)	3,670	83,859
CONMED Corp.* (Healthcare-Products)	2,936	85,966
Consolidated Communications Holdings, Inc. (Telecommunications)	4,037	91,236
Consolidated Water Co., Ltd.ADR (Water)	4,037	118,324
Consolidated-Tomoka Land Co. (Real Estate)	1,468	101,718
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	4,404	121,638
Corinthian Colleges, Inc.* (Commercial Services)	7,707	125,547
Corporate Office Properties Trust (REIT)	2,936	120,405
Corus Bankshares, Inc. (Banks)	4,771	82,347
CoStar Group, Inc.* (Commercial Services)	1,835	97,035
Covansys Corp.* (Computers)	2,202	74,714
Crosstex Energy, Inc. (Oil & Gas)	3,670	105,439
CSG Systems International, Inc.* (Software)	3,670	97,292
CSK Auto Corp.* (Retail)	4,404	81,034
CT Communications, Inc. (Telecommunications)	2,569	78,380
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	4,771	94,036
Curtiss-Wright Corp. (Aerospace/Defense)	3,303	153,953
CV Therapeutics, Inc.* (Pharmaceuticals)	5,505	72,721
Cymer, Inc.* (Electronics)	2,569	103,274
Daktronics, Inc. (Electronics)	2,936	63,065
Darling International, Inc.* (Environmental Control)	7,707	70,442
Dawson Geophysical Co.* (Oil & Gas Services)	1,101	67,667
DCT Industrial Trust, Inc. (REIT)	13,946	150,059
DealerTrack Holdings, Inc.* (Internet)	2,569	94,642
Deckers Outdoor Corp.* (Apparel)	1,101	111,091
Deerfield Triarc Capital Corp. (REIT)	6,606	96,646
Delta Petroleum Corp.* (Oil & Gas)	5,138	103,171
Deluxe Corp. (Commercial Services)	3,670	149,039
DeVry, Inc. (Commercial Services)	4,404	149,824
DiamondRock Hospitality Co. (REIT)	7,707	147,050
Digene Corp.* (Biotechnology)	1,835	110,192
Digi International, Inc.* (Software)	5,138	75,734
Digital Realty Trust, Inc. (REIT)	4,037	152,114
Digital River, Inc.* (Internet)	2,936	132,854
Dionex Corp.* (Electronics)	1,468	104,213
DJO, Inc.* (Healthcare-Products)	2,202	90,877
Dobson Communications Corp.—Class A* (Telecommunications)	11,377	126,398
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	2,202	89,930
Dress Barn, Inc.* (Retail)	3,670	75,308
Drill-Quip, Inc.* (Oil & Gas Services)	1,835	82,483
DTS, Inc.* (Home Furnishings)	3,670	79,896
Dycom Industries, Inc.* (Engineering & Construction)	3,303	99,024
Eagle Bulk Shipping, Inc.ADR (Transportation)	4,404	98,694
EarthLink, Inc.* (Internet)	13,212	98,694
Eclipsys Corp.* (Software)	4,037	79,933
Edge Petroleum Corp.* (Oil & Gas)	4,404	61,700
Education Realty Trust, Inc. (REIT)	8,808	123,576
eFunds Corp.* (Software)	3,303	116,563
EGL, Inc.* (Transportation)	2,569	119,407
El Paso Electric Co.* (Electric)	4,771	117,176
Electronics for Imaging, Inc.* (Computers)	4,404	124,281
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	3,303	80,131
EMCOR Group, Inc.* (Engineering & Construction)	2,202	160,526
Empire District Electric Co. (Electric)	6,606	147,776
Employers Holdings, Inc. (Insurance)	5,505	116,926
EMS Technologies, Inc.* (Telecommunications)	4,037	89,056
Emulex Corp.* (Semiconductors)	5,872	128,244
Encore Acquisition Co.* (Oil & Gas)	4,037	112,229
Encore Wire Corp. (Electrical Components & Equipment)	2,569	75,631
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	2,936	90,488
EnergySouth, Inc. (Gas)	2,202	112,302
Ennis, Inc. (Household Products/Wares)	3,670	86,318
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,835	78,520
Entegris, Inc.* (Semiconductors)	10,643	126,439
Entertainment Properties Trust (REIT)	2,202	118,424
Entravision Communications Corp.* (Media)	8,074	84,212
Enzon Pharmaceuticals, Inc.* (Biotechnology)	10,643	83,548
Epicor Software Corp.* (Software)	6,239	92,774
Equinix, Inc.* (Internet)	2,202	201,417
Equity Inns, Inc. (REIT)	5,505	123,312
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	2,202	79,845
Euronet Worldwide, Inc.* (Commercial Services)	3,670	107,017
Evergreen Solar, Inc.* (Energy-Alternate Sources)	8,074	75,088
Excel Technology, Inc.* (Electronics)	3,670	102,540
EXCO Resources, Inc.* (Oil & Gas)	4,771	83,206
Exelixis, Inc.* (Biotechnology)	9,175	111,017
Exponent, Inc.* (Commercial Services)	4,037	90,308
Extra Space Storage, Inc. (REIT)	7,707	127,165
Federal Agricultural Mortgage Corp.—Class C (Diversified Financial Services)	2,569	87,911
FEI Co.* (Electronics)	2,936	95,303
FelCor Lodging Trust, Inc. (REIT)	5,138	133,742
Ferro Corp. (Chemicals)	4,037	100,642
Finisar Corp.* (Telecommunications)	22,020	83,236
First BanCorp. (Banks)	7,707	84,700
First Financial Holdings, Inc. (Savings & Loans)	3,670	120,046
First Merchants Corp. (Banks)	5,138	123,466
First Place Finacial Corp. (Savings & Loans)	4,771	100,764
First Potomac Realty Trust (REIT)	4,771	111,117
First Republic Bank (Banks)	2,202	118,159
First State Bancorporation (Banks)	5,138	109,388
Fisher Communications, Inc.* (Media)	1,835	93,200
Fleetwood Enterprises, Inc.* (Home Builders)	7,707	69,748
FLIR Systems, Inc.* (Electronics)	4,404	203,685

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks, continued
	Shares	Value

Florida East Coast Industries, Inc. (Transportation)	2,569	$213,176
Flow International Corp.* (Machinery-Diversified)	5,872	73,987
Flowers Foods, Inc. (Food)	3,670	122,431
Flushing Financial Corp. (Savings & Loans)	6,606	106,092
Force Protection, Inc.* (Auto Manufacturers)	4,771	98,473
FormFactor, Inc.* (Semiconductors)	3,303	126,505
Forward Air Corp. (Transportation)	3,303	112,599
Fossil, Inc.* (Household Products/Wares)	3,303	97,405
Foundry Networks, Inc.* (Telecommunications)	9,909	165,084
FPIC Insurance Group, Inc.* (Insurance)	2,202	89,776
Franklin Bank Corp. Houston* (Savings & Loans)	6,239	92,961
Fremont General Corp. (Banks)	5,505	59,234
Friedman, Billings, Ramsey Group, Inc.—Class A (Diversified Financial Services)	14,680	80,153
FTI Consulting, Inc.* (Commercial Services)	2,936	111,656
Fuel Tech, Inc.* (Environmental Control)	2,202	75,419
FuelCell Energy, Inc.* (Energy-Alternate Sources)	8,441	66,853
Fuller (H.B.) Co. (Chemicals)	4,404	131,636
Gartner Group, Inc.* (Commercial Services)	5,138	126,343
Gaylord Entertainment Co.* (Lodging)	2,936	157,487
Gemstar-TV Guide International, Inc.* (Media)	20,919	102,921
Genco Shipping & Trading, Ltd.ADR (Transportation)	1,835	75,712
GenCorp, Inc.* (Aerospace/Defense)	6,973	91,137
General Communication, Inc.—Class A* (Telecommunications)	6,239	79,922
Genesco, Inc.* (Retail)	1,835	95,989
Genesee & Wyoming, Inc.—Class A* (Transportation)	3,303	98,562
Genesis Healthcare Corp.* (Healthcare-Services)	1,468	100,441
GeoEye, Inc.* (Telecommunications)	3,303	71,774
Georgia Gulf Corp. (Chemicals)	3,670	66,464
Gevity HR, Inc. (Commercial Services)	3,303	63,847
Gladstone Capital Corp. (Investment Companies)	4,404	94,510
GMH Communities Trust (REIT)	8,808	85,350
Golden Telecom, Inc. (Telecommunications)	1,468	80,755
Goodman Global, Inc.* (Building Materials)	3,670	81,547
GrafTech International, Ltd.* (Electrical Components & Equipment)	7,340	123,606
Granite Construction, Inc. (Engineering & Construction)	2,202	141,324
Great Wolf Resorts, Inc.* (Entertainment)	6,606	94,135
Greatbatch, Inc.* (Electrical Components & Equipment)	2,569	83,236
Greater Bay Bancorp (Banks)	4,404	122,607
Greenhill & Co., Inc. (Diversified Financial Services)	1,468	100,866
Greif Brothers Corp.—Class A (Packaging & Containers)	2,202	131,261
Grey Wolf, Inc.* (Oil & Gas)	13,579	111,891
Group 1 Automotive, Inc. (Retail)	2,202	88,829
Guitar Center, Inc.* (Retail)	2,202	131,702
GulfMark Offshore, Inc.* (Transportation)	1,835	93,989
Haemonetics Corp.* (Healthcare-Products)	2,202	115,847
Hanover Compressor Co.* (Oil & Gas Services)	6,239	148,800
Harleysville National Corp. (Banks)	6,973	112,405
Harvest Natural Resources, Inc.* (Oil & Gas)	6,606	78,677
Haynes International, Inc.* (Metal Fabricate/Hardware)	1,101	92,957
HealthExtras, Inc.* (Pharmaceuticals)	2,936	86,847
HEALTHSOUTH Corp.* (Healthcare-Services)	5,872	106,342
Healthways, Inc.* (Healthcare-Services)	2,569	121,694
Hecla Mining Co.* (Mining)	9,175	78,355
HEICO Corp. (Aerospace/Defense)	2,936	123,547
Heidrick & Struggles International, Inc.* (Commercial Services)	1,835	94,025
Helen of Troy, Ltd.ADR* (Household Products/Wares)	2,936	79,272
Hercules Offshore, Inc.* (Oil & Gas Services)	2,202	71,301
Hercules Technology Growth Capital, Inc. (Investment Companies)	7,340	99,163
Hercules, Inc.* (Chemicals)	8,074	158,654
Herman Miller, Inc. (Office Furnishings)	4,037	127,569
Hersha Hospitality Trust (REIT)	9,175	108,448
Hexcel Corp.* (Aerospace/Defense Equipment)	6,973	146,921
Hibbett Sports, Inc.* (Retail)	3,303	90,436
Highland Hospitality Corp. (REIT)	5,872	112,742
Highwoods Properties, Inc. (REIT)	4,037	151,387
Hilb, Rogal, and Hobbs Co. (Insurance)	2,569	110,107
Hologic, Inc.* (Healthcare-Products)	3,670	202,988
Horizon Lines, Inc.—Class A (Transportation)	3,303	108,206
Horizon Offshore, Inc.* (Oil & Gas Services)	3,670	70,464
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,835	71,125
Hub Group, Inc.—Class A* (Transportation)	3,303	116,133
Hudson Highland Group, Inc.* (Commercial Services)	2,936	62,801
Human Genome Sciences, Inc.* (Biotechnology)	11,744	104,756
Huron Consulting Group, Inc.* (Commercial Services)	1,468	107,179
Iconix Brand Group, Inc.* (Apparel)	4,404	97,857
IDACORP, Inc. (Electric)	4,037	129,345
IHS, Inc.—Class A* (Computers)	2,569	118,174
II-VI, Inc.* (Electronics)	2,569	69,800
IKON Office Solutions, Inc. (Office/Business Equipment)	8,074	126,035
Illumina, Inc.* (Biotechnology)	3,670	148,965
Imation Corp. (Computers)	2,936	108,221
Immucor, Inc.* (Healthcare-Products)	4,771	133,445
Independent Bank Corp. Massachusetts (Banks)	3,670	108,412
Independent Bank Corp. Michigan (Banks)	5,872	101,057
Infinity Property & Casualty Corp. (Insurance)	2,202	111,707
Infocrossing, Inc.* (Software)	4,037	74,563
Informatica Corp.* (Software)	6,973	102,991
Infospace, Inc. (Internet)	3,670	85,181
Infrasource Services, Inc.* (Engineering & Construction)	2,936	108,926
Ingles Markets, Inc.—Class A (Food)	2,202	75,859
Innospec, Inc. (Chemicals)	1,468	86,920
Input/Output, Inc.* (Oil & Gas Services)	5,505	85,933
Insight Enterprises, Inc.* (Retail)	4,404	99,398
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	3,670	80,043
Integra Bank Corp. (Banks)	5,505	118,192
Interactive Brokers Group, Inc.—Class A* (Diversified Financial Services)	3,670	99,567
Interdigital Communications Corp.* (Telecommunications)	3,670	118,064
Interface, Inc.—Class A (Office Furnishings)	5,138	96,903
Interline Brands, Inc.* (Building Materials)	2,936	76,571
Intermec, Inc.* (Machinery-Diversified)	4,771	120,754
InterMune, Inc.* (Biotechnology)	2,569	66,640
Internap Network Services Corp.* (Internet)	4,404	63,506
International Coal Group, Inc.* (Coal)	11,744	70,229
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	2,569	167,884
Interwoven, Inc.* (Internet)	5,505	77,290
inVentiv Health, Inc.* (Advertising)	2,569	94,051
Inverness Medical Innovations, Inc.* (Healthcare-Products)	3,303	168,519
IPC Holdings, Ltd.ADR (Insurance)	4,771	154,056
iPCS, Inc. (Telecommunications)	2,569	87,012
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	8,074	78,156
ITC Holdings Corp. (Electric)	3,670	149,112
Itron, Inc.* (Electronics)	2,202	171,624
J. Crew Group, Inc.* (Retail)	2,569	138,957

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks, continued
	Shares	Value

j2 Global Communications, Inc.* (Internet)	4,037	$140,891
Jack Henry & Associates, Inc. (Computers)	5,505	141,754
Jack in the Box, Inc.* (Retail)	2,202	156,210
Jackson Hewitt Tax Service, Inc. (Commercial Services)	2,936	82,531
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	2,936	82,619
Jamba, Inc.* (Retail)	7,340	67,088
Jer Investors Trust, Inc. (REIT)	5,872	88,080
JetBlue Airways Corp.* (Airlines)	11,744	137,992
Jo-Ann Stores, Inc.* (Retail)	2,202	62,603
Jos. A. Bank Clothiers, Inc.* (Retail)	1,835	76,097
K-V Pharmaceutical Co.* (Pharmaceuticals)	3,303	89,974
K2, Inc.* (Leisure Time)	5,138	78,046
Kadant, Inc.* (Machinery-Diversified)	2,569	80,153
Kaiser Aluminum Corp.* (Mining)	1,101	80,241
Kaman Corp. (Aerospace/Defense)	2,936	91,574
Kaydon Corp. (Metal Fabricate/Hardware)	2,202	114,768
KBW, Inc.* (Diversified Financial Services)	2,569	75,477
KEMET Corp.* (Electronics)	9,909	69,858
Kenexa Corp.* (Commercial Services)	2,202	83,037
Keystone Automotive Industries, Inc.* (Auto Parts & Equipment)	1,835	75,914
Kindred Healthcare, Inc.* (Healthcare-Services)	2,202	67,645
KNBT Bancorp, Inc. (Savings & Loans)	8,441	124,083
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	7,707	127,936
Knight Transportation, Inc. (Transportation)	5,138	99,574
Knightsbridge Tankers, Ltd.ADR (Transportation)	2,936	89,577
Knoll, Inc. (Office Furnishings)	4,037	90,429
Korn/Ferry International* (Commercial Services)	3,670	96,374
Kulicke & Soffa Industries, Inc.* (Semiconductors)	7,340	76,850
Kyphon, Inc.* (Healthcare-Products)	3,303	159,039
L-1 Identity Solutions, Inc.* (Electronics)	4,771	97,567
Labor Ready, Inc.* (Commercial Services)	4,037	93,295
Laclede Group, Inc. (Gas)	5,138	163,799
Lance, Inc. (Food)	3,670	86,465
LandAmerica Financial Group, Inc. (Insurance)	1,101	106,235
Landauer, Inc. (Commercial Services)	2,202	108,448
LaSalle Hotel Properties (REIT)	3,303	143,416
Lattice Semiconductor Corp.* (Semiconductors)	13,579	77,672
Lawson Software, Inc.* (Software)	10,643	105,259
Layne Christensen Co.* (Engineering & Construction)	1,835	75,143
LCA-Vision, Inc. (Healthcare-Products)	1,835	86,722
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	6,606	67,712
Lear Corp.* (Auto Parts & Equipment)	5,138	182,964
Lee Enterprises, Inc. (Media)	4,404	91,867
LIFE TIME FITNESS, Inc.* (Leisure Time)	2,202	117,212
Lifecell Corp.* (Biotechnology)	2,936	89,665
Ligand Pharmaceuticals, Inc.—Class B (Pharmaceuticals)	9,542	65,649
Lin TV Corp.—Class A* (Media)	3,303	62,129
Littelfuse, Inc.* (Electrical Components & Equipment)	2,202	74,362
Live Nation, Inc.* (Commercial Services)	4,771	106,775
LKQ Corp.* (Distribution/Wholesale)	4,404	108,603
LodgeNet Entertainment Corp.* (Media)	2,569	82,362
Longs Drug Stores Corp. (Retail)	2,202	115,649
LoopNet, Inc.* (Internet)	3,303	77,059
LTC Properties, Inc. (REIT)	5,138	116,889
Luminent Mortgage Capital, Inc. (REIT)	8,441	85,170
Luminex Corp.* (Healthcare-Products)	5,505	67,767
M&F Worldwide Corp.* (Food)	1,101	73,305
Macrovision Corp.* (Entertainment)	4,037	121,352
MAF Bancorp, Inc. (Savings & Loans)	2,569	139,394
Magellan Health Services, Inc.* (Healthcare-Services)	2,936	136,436
Maguire Properties, Inc. (REIT)	3,303	113,392
Manhattan Associates, Inc.* (Computers)	2,936	81,944
MannKind Corp.* (Pharmaceuticals)	4,771	58,826
Mariner Energy, Inc.* (Oil & Gas)	6,239	151,296
Martek Biosciences Corp.* (Biotechnology)	3,670	95,310
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	4,404	112,214
MasTec, Inc.* (Telecommunications)	4,771	75,477
Matria Healthcare, Inc.* (Healthcare-Services)	2,202	66,677
Matrix Service Co.* (Oil & Gas Services)	2,569	63,840
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	2,936	128,039
Mattson Technology, Inc.* (Semiconductors)	6,973	67,638
Max Capital Group, Ltd. (Insurance)	5,138	145,405
MAXIMUS, Inc. (Commercial Services)	1,835	79,602
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	3,670	95,200
MCG Capital Corp. (Investment Companies)	6,606	105,828
McGrath Rentcorp (Commercial Services)	2,936	98,914
Medarex, Inc.* (Pharmaceuticals)	9,175	131,111
Mediacom Communications Corp.—Class A* (Media)	8,074	78,237
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	4,037	123,290
Mentor Corp. (Healthcare-Products)	2,936	119,436
Mentor Graphics Corp.* (Computers)	6,973	91,834
Meridian Bioscience, Inc. (Healthcare-Products)	4,037	87,441
Meritage Homes Corp.* (Home Builders)	2,202	58,904
Metal Management, Inc. (Environmental Control)	1,835	80,868
Methode Electronics, Inc. (Electronics)	4,771	74,666
MGE Energy, Inc. (Electric)	4,037	131,889
MGI Pharma, Inc.* (Pharmaceuticals)	5,872	131,357
Micros Systems, Inc.* (Computers)	2,936	159,718
Microsemi Corp.* (Semiconductors)	5,505	131,845
MicroStrategy, Inc.—Class A* (Software)	734	69,356
Midas, Inc.* (Commercial Services)	3,670	83,199
MKS Instruments, Inc.* (Semiconductors)	4,037	111,825
Mobile Mini, Inc.* (Storage/Warehousing)	3,303	96,448
Monaco Coach Corp. (Home Builders)	5,138	73,730
Monarch Casino & Resort, Inc.* (Lodging)	2,569	68,978
Montpelier Re Holdings, Ltd.ADR (Insurance)	8,074	149,692
Moog, Inc.—Class A* (Aerospace/Defense)	2,936	129,507
MPS Group, Inc.* (Commercial Services)	8,074	107,949
MSC.Software Corp.* (Software)	5,505	74,538
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,303	113,755
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	9,542	162,787
MVC Capital, Inc. (Investment Companies)	4,037	75,936
Myriad Genetics, Inc.* (Biotechnology)	3,303	122,839
Nara Bancorp, Inc. (Banks)	5,872	93,541
Nash Finch Co. (Food)	1,468	72,666
NATCO Group, Inc.—Class A* (Oil & Gas Services)	1,835	84,483
National CineMedia, Inc.* (Entertainment)	4,037	113,076
National Financial Partners (Diversified Financial Services)	2,936	135,966
Nationwide Health Properties, Inc. (REIT)	6,239	169,701
NCI Building Systems, Inc.* (Building Materials)	1,835	90,521
Nektar Therapeutics* (Biotechnology)	7,707	73,139
Net 1 UEPS Technologies, Inc.* (Commercial Services)	3,303	79,767
Netflix, Inc.* (Internet)	4,037	78,277
NETGEAR, Inc.* (Telecommunications)	2,936	106,430
NewAlliance Bancshares, Inc. (Savings & Loans)	9,175	135,056
NGP Capital Resources Co. (Investment Companies)	5,505	92,044
Nicor, Inc. (Gas)	3,303	141,765
Nordson Corp. (Machinery-Diversified)	2,569	128,861
North Pittsburgh Systems, Inc. (Telecommunications)	3,670	77,988
NorthStar Realty Finance Corp. (REIT)	7,340	91,823
Novatel Wireless, Inc.* (Telecommunications)	2,569	66,845

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks, continued
	Shares	Value

Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	2,936	$68,849
NTELOS Holdings Corp. (Telecommunications)	2,936	81,151
Nuance Communications, Inc.* (Software)	9,175	153,498
NuVasive, Inc.* (Healthcare-Products)	3,670	99,127
O’Charley’s, Inc. (Retail)	4,404	88,785
Ohio Casualty Corp. (Insurance)	4,404	190,737
Oil States International, Inc.* (Oil & Gas Services)	3,303	136,546
Old Dominion Freight Line, Inc.* (Transportation)	2,936	88,520
Olin Corp. (Chemicals)	5,872	123,312
OM Group, Inc.* (Chemicals)	2,202	116,530
OMEGA Healthcare Investors, Inc. (REIT)	7,707	122,002
Omnicell, Inc.* (Software)	3,670	76,263
OmniVision Technologies, Inc.* (Semiconductors)	4,771	86,403
ON Semiconductor Corp.* (Semiconductors)	16,148	173,107
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	3,670	98,723
Opsware, Inc.* (Internet)	8,074	76,784
optionsXpress Holdings, Inc. (Diversified Financial Services)	3,670	94,172
OraSure Technologies, Inc.* (Healthcare-Products)	9,909	81,056
Orbital Sciences Corp.* (Aerospace/Defense)	4,771	100,239
Orthofix International NVADR* (Healthcare-Products)	1,835	82,520
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	4,404	159,469
OSI Systems, Inc.* (Electronics)	2,569	70,262
Owens & Minor, Inc. (Distribution/Wholesale)	3,303	115,407
P.F. Chang’s China Bistro, Inc.* (Retail)	2,569	90,429
Pacer International, Inc. (Transportation)	3,670	86,318
Pacific Sunwear of California, Inc.* (Retail)	5,138	113,036
PAETEC Holding Corp.* (Telecommunications)	6,973	78,725
Palm, Inc.* (Computers)	7,340	117,513
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,936	82,883
Parallel Petroleum Corp.* (Oil & Gas)	3,670	80,373
Parametric Technology Corp.* (Software)	7,707	166,548
PAREXEL International Corp.* (Commercial Services)	2,202	92,616
Parker Drilling Co.* (Oil & Gas)	8,808	92,836
Partners Trust Financial Group, Inc. (Savings & Loans)	10,643	111,751
Payless ShoeSource, Inc.* (Retail)	4,404	138,946
Peet’s Coffee & Tea, Inc.* (Beverages)	3,670	90,392
Penn Virginia Corp. (Oil & Gas)	2,569	103,274
Performance Food Group Co.* (Food)	3,303	107,314
Perini Corp.* (Engineering & Construction)	1,835	112,908
Perot Systems Corp.—Class A* (Computers)	6,239	106,313
Perrigo Co. (Pharmaceuticals)	6,239	122,160
Petrohawk Energy Corp.* (Oil & Gas)	11,377	180,439
PetroQuest Energy, Inc.* (Oil & Gas)	4,771	69,370
Pharmion Corp.* (Pharmaceuticals)	2,202	63,748
Phase Forward, Inc.* (Software)	4,404	74,119
PHH Corp.* (Commercial Services)	4,037	125,995
PHI, Inc.* (Transportation)	2,936	87,463
Pier 1 Imports, Inc. (Retail)	9,175	77,896
Pilgrim’s Pride Corp. (Food)	2,936	112,067
Pinnacle Entertainment, Inc.* (Entertainment)	4,404	123,973
Pinnacle Financial Partners, Inc.* (Banks)	4,404	129,301
Piper Jaffray* (Diversified Financial Services)	1,835	102,265
Plantronics, Inc. (Telecommunications)	3,670	96,227
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	4,404	153,039
Playtex Products, Inc.* (Household Products/Wares)	5,872	86,964
Plexus Corp.* (Electronics)	3,670	84,373
PMA Capital Corp.—Class A* (Insurance)	8,808	94,158
PMC-Sierra, Inc.* (Semiconductors)	16,148	124,824
PNM Resources, Inc. (Electric)	5,872	163,183
Polaris Industries, Inc. (Leisure Time)	2,936	159,014
Polycom, Inc.* (Telecommunications)	5,872	197,299
PolyMedica Corp. (Healthcare-Products)	2,202	89,952
PolyOne Corp.* (Chemicals)	10,276	73,884
Portfolio Recovery Associates, Inc. (Diversified Financial Services)	1,468	88,109
Post Properties, Inc. (REIT)	2,936	153,054
Potlatch Corp. (Forest Products & Paper)	3,303	142,194
Powerwave Technologies, Inc.* (Telecommunications)	11,744	78,685
Preferred Bank (Banks)	2,936	117,440
Presidential Life Corp. (Insurance)	4,771	93,798
Priceline.com, Inc.* (Internet)	2,569	176,593
PRIMEDIA, Inc.* (Media)	25,690	73,217
ProAssurance Corp.* (Insurance)	2,569	143,016
Progress Software Corp.* (Software)	3,303	105,002
Prospect Capital Corp. (Investment Companies)	4,771	83,349
Provident New York Bancorp (Savings & Loans)	8,441	114,038
PSS World Medical, Inc.* (Healthcare-Products)	5,505	100,301
Psychiatric Solutions, Inc.* (Healthcare-Services)	4,037	146,382
Quanex Corp. (Metal Fabricate/Hardware)	2,569	125,110
Quantum Corp.* (Computers)	22,754	72,130
Quest Software, Inc.* (Software)	5,505	89,126
Quiksilver, Inc.* (Apparel)	9,175	129,643
RAIT Financial Trust (REIT)	4,771	124,141
Ralcorp Holdings, Inc.* (Food)	2,202	117,697
Raven Industries, Inc. (Miscellaneous Manufacturing)	2,202	78,633
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	2,202	90,832
RC2 Corp.* (Toys/Games/Hobbies)	2,202	88,102
RealNetworks, Inc.* (Internet)	9,542	77,958
Realty Income Corp. (REIT)	7,340	184,895
Red Robin Gourmet Burgers, Inc.* (Retail)	2,202	88,895
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	3,303	94,202
Regal-Beloit Corp. (Hand/Machine Tools)	2,202	102,481
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,138	92,073
Regis Corp. (Retail)	3,303	126,340
Renasant Corp. (Banks)	4,404	100,147
Rent-A-Center, Inc.* (Commercial Services)	5,138	134,770
Republic Property Trust (REIT)	8,441	103,402
Resource Capital Corp. (REIT)	5,872	82,091
Resources Connection, Inc.* (Commercial Services)	3,670	121,771
RF Micro Devices, Inc.* (Telecommunications)	14,680	91,603
Rimage Corp.* (Computers)	2,569	81,155
Robbins & Myers, Inc. (Machinery-Diversified)	1,468	77,995
Rock-Tenn Co.—Class A (Forest Products & Paper)	2,936	93,130
Rofin-Sinar Technologies, Inc.* (Electronics)	1,468	101,292
Rosetta Resources, Inc.* (Oil & Gas)	4,404	94,862
RTI International Metals, Inc.* (Mining)	1,468	110,643
Rudolph Technologies, Inc.* (Semiconductors)	4,404	73,150
Rush Enterprises, Inc.* (Retail)	3,303	71,741
Russ Berrie and Co., Inc.* (Household Products/Wares)	4,037	75,209
Ryerson, Inc. (Iron/Steel)	2,202	82,905
SAIC, Inc.* (Commercial Services)	6,973	126,002
Sally Beauty Holdings, Inc.* (Retail)	7,707	69,363
Sanderson Farms, Inc. (Food)	1,835	82,612
Sandy Spring Bancorp, Inc. (Banks)	3,670	115,385
Sapient Corp.* (Internet)	8,808	68,086
Savient Pharmaceuticals, Inc.* (Biotechnology)	5,138	63,814
SAVVIS, Inc.* (Telecommunications)	2,202	109,021
ScanSource, Inc.* (Distribution/Wholesale)	2,936	93,923
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	1,835	87,970
Scholastic Corp.* (Media)	3,303	118,710
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,936	91,016
Sciele Pharma, Inc.* (Pharmaceuticals)	3,303	77,819
Seabright Insurance Holdings* (Insurance)	5,138	89,812
Seacoast Banking Corp. of Florida (Banks)	4,771	103,769

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks, continued
	Shares	Value

Security Bank Corp. (Banks)	5,138	$103,274
Select Comfort Corp.* (Retail)	4,404	71,433
Selective Insurance Group, Inc. (Insurance)	5,138	138,109
Semtech Corp.* (Semiconductors)	6,239	108,122
Senior Housing Properties Trust (REIT)	6,606	134,432
Senomyx, Inc.* (Commercial Services)	4,771	64,409
Signature Bank* (Banks)	2,936	100,118
Silgan Holdings, Inc. (Packaging & Containers)	1,835	101,439
Silicon Image, Inc.* (Semiconductors)	8,441	72,424
Sinclair Broadcast Group, Inc.—Class A (Media)	5,505	78,281
SiRF Technology Holdings, Inc.* (Semiconductors)	4,037	83,727
Skilled Healthcare Group, Inc.—Class A* (Healthcare-Services)	4,771	73,998
SkyWest, Inc. (Airlines)	4,404	104,947
Skyworks Solutions, Inc.* (Semiconductors)	12,845	94,411
Smart Modular Technologies (WWH), Inc.ADR* (Computers)	4,404	60,599
Sohu.com, Inc.* (Internet)	2,569	82,182
Sonic Corp.* (Retail)	5,505	121,771
SonicWALL, Inc.* (Internet)	8,441	72,508
SonoSite, Inc.* (Healthcare-Products)	2,569	80,744
Sonus Networks, Inc.* (Telecommunications)	17,616	150,088
Sotheby’s (Commercial Services)	4,404	202,672
Southwest Bancorp, Inc. (Banks)	4,404	105,872
Spansion, Inc.—Class A* (Semiconductors)	7,340	81,474
Spartan Motors, Inc. (Auto Parts & Equipment)	3,303	56,217
Spartan Stores, Inc. (Food)	2,569	84,546
Spartech Corp. (Chemicals)	2,936	77,951
Spherion Corp.* (Commercial Services)	7,707	72,369
Spirit Finance Corp. (REIT)	9,175	133,588
SPSS, Inc.* (Software)	1,835	80,997
Stage Stores, Inc. (Retail)	4,037	84,616
Standard Microsystems Corp.* (Semiconductors)	2,569	88,219
Standard Pacific Corp. (Home Builders)	5,138	90,069
Standex International Corp. (Miscellaneous Manufacturing)	4,037	114,812
Steiner Leisure, Ltd.ADR* (Commercial Services)	1,835	90,135
STERIS Corp. (Healthcare-Products)	4,771	145,993
Sterling Financial Corp. (Savings & Loans)	4,404	127,452
Steven Madden, Ltd. (Apparel)	2,569	84,160
Stewart Enterprises, Inc.—Class A (Commercial Services)	10,643	82,909
Stifel Financial Corp.* (Diversified Financial Services)	1,468	86,451
Stone Energy Corp.* (Oil & Gas)	2,569	88,014
Strategic Hotels & Resorts, Inc. (REIT)	5,872	132,061
Strayer Education, Inc. (Commercial Services)	1,101	145,013
Suffolk Bancorp (Banks)	3,303	105,432
Sunrise Assisted Living, Inc.* (Healthcare-Services)	3,303	132,087
Sunstone Hotel Investors, Inc. (REIT)	5,138	145,868
Superior Bancorp* (Banks)	11,010	112,632
Superior Essex, Inc.* (Electrical Components & Equipment)	2,202	82,245
SureWest Communications (Telecommunications)	2,936	79,977
Swift Energy Co.* (Oil & Gas)	2,202	94,158
Sybase, Inc.* (Software)	5,872	140,282
Symbion, Inc.* (Healthcare-Services)	3,303	71,708
Symmetricom, Inc.* (Telecommunications)	8,441	70,904
Synaptics, Inc.* (Computers)	2,202	78,810
Take-Two Interactive Software, Inc.* (Software)	5,505	109,935
Taser International, Inc.* (Electronics)	5,872	81,973
Technitrol, Inc. (Electronics)	3,303	94,697
Technology Investment Capital Corp. (Investment Companies)	6,239	98,514
Tekelec* (Telecommunications)	5,138	74,090
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,569	118,046
TeleTech Holdings, Inc.* (Commercial Services)	2,936	95,361
Tempur-Pedic International, Inc. (Home Furnishings)	5,505	142,579
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	3,670	128,597
Terra Industries, Inc.* (Chemicals)	6,606	167,925
Tessera Technologies, Inc.* (Semiconductors)	3,303	133,937
Tetra Tech, Inc.* (Environmental Control)	4,771	102,815
Texas Capital Bancshares, Inc.* (Banks)	4,404	98,429
Texas Industries, Inc. (Building Materials)	1,835	143,882
The BISYS Group, Inc.* (Computers)	9,542	112,882
The Children’s Place Retail Stores, Inc.* (Retail)	1,835	94,759
The Commerce Group, Inc. (Insurance)	4,037	140,165
The Genlyte Group, Inc.* (Building Materials)	1,835	144,121
The Geo Group, Inc.* (Commercial Services)	4,037	117,477
The Gymboree Corp.* (Apparel)	2,569	101,244
The Hain Celestial Group, Inc.* (Food)	3,670	99,604
The Medicines Co.* (Pharmaceuticals)	4,404	77,598
The Men’s Wearhouse, Inc. (Retail)	3,670	187,427
The Middleby Corp.* (Machinery-Diversified)	1,468	87,816
The Pantry, Inc.* (Retail)	1,835	84,593
The Pep Boys—Manny, Moe & Jack (Retail)	3,670	73,987
The Phoenix Cos., Inc. (Insurance)	9,542	143,225
The Spectranetics Corp.* (Healthcare-Products)	6,606	76,101
The Steak n Shake Co.* (Retail)	6,239	104,129
The Stride Rite Corp. (Apparel)	3,670	74,354
The Timberland Co.—Class A* (Apparel)	4,037	101,692
The Topps Co., Inc. (Toys/Games/Hobbies)	9,175	96,429
The TriZetto Group, Inc.* (Internet)	4,404	85,261
The Ultimate Software Group, Inc.* (Software)	2,936	84,938
The Warnaco Group, Inc.* (Apparel)	3,670	144,378
Thoratec Corp.* (Healthcare-Products)	4,771	87,739
THQ, Inc.* (Software)	4,404	134,410
Tibco Software, Inc.* (Internet)	14,680	132,854
TierOne Corp. (Savings & Loans)	2,569	77,327
Time Warner Telecom, Inc.—Class A* (Telecommunications)	9,542	191,794
Titan International, Inc. (Auto Parts & Equipment)	2,202	69,605
TiVo, Inc.* (Home Furnishings)	11,744	67,998
TNS, Inc. (Commercial Services)	5,872	84,616
Transaction Systems Architect, Inc.* (Software)	2,936	98,826
TreeHouse Foods, Inc.* (Food)	3,303	87,893
Triarc Cos., Inc. (Retail)	6,239	97,952
TriCo Bancshares (Banks)	4,404	98,473
Trident Microsystems, Inc.* (Software)	4,404	80,813
TriQuint Semiconductor, Inc.* (Semiconductors)	15,781	79,852
Tronox, Inc.—Class B (Chemicals)	5,505	77,345
Trump Entertainment Resorts, Inc.* (Lodging)	4,404	55,270
TrustCo Bank Corp. NY (Banks)	14,680	145,038
Tupperware Corp. (Household Products/Wares)	4,771	137,119
Tween Brands, Inc.* (Retail)	2,202	98,209
TXCO Resources, Inc.* (Oil & Gas)	5,872	60,364
UAP Holding Corp. (Chemicals)	4,404	132,737
UCBH Holdings, Inc. (Banks)	7,707	140,807
UIL Holdings Corp. (Electric)	3,303	109,329
Under Armour, Inc.—Class A* (Retail)	1,835	83,768
United America Indemnity, Ltd.—Class A* (Insurance)	4,404	109,527
United Natural Foods, Inc.* (Food)	3,670	97,549
United Online, Inc. (Internet)	6,606	108,933
United Stationers, Inc.* (Distribution/Wholesale)	1,835	122,284
United Therapeutics Corp.* (Pharmaceuticals)	1,835	117,000
Universal American Financial Corp.* (Insurance)	4,771	101,527
Universal Compression Holdings, Inc.* (Oil & Gas Services)	1,835	132,982
Universal Corp. (Agriculture)	1,835	111,788

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks, continued
	Shares	Value

Universal Health Realty Income Trust (REIT)	3,670	$122,211
Urstadt Biddle Properties—Class A (REIT)	6,606	112,368
USA Mobility, Inc. (Telecommunications)	2,936	78,567
USEC, Inc.* (Mining)	6,239	137,133
UTStarcom, Inc.* (Telecommunications)	11,744	65,884
Vail Resorts, Inc.* (Entertainment)	2,202	134,036
Valassis Communications, Inc.* (Commercial Services)	4,404	75,705
Valeant Pharmaceuticals International (Pharmaceuticals)	6,973	116,379
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,468	106,812
ValueClick, Inc.* (Internet)	6,973	205,425
Varian, Inc.* (Electronics)	2,202	120,736
Veeco Instruments, Inc.* (Semiconductors)	4,404	91,339
Ventana Medical Systems, Inc.* (Healthcare-Products)	2,202	170,149
Viad Corp. (Commercial Services)	2,202	92,858
ViaSat, Inc.* (Telecommunications)	2,569	82,465
Vignette Corp.* (Internet)	4,404	84,381
ViroPharma, Inc.* (Pharmaceuticals)	5,872	81,034
VistaPrint, Ltd.ADR* (Commercial Services)	3,303	126,340
Visteon Corp.* (Auto Parts & Equipment)	11,010	89,181
Volcom, Inc.* (Apparel)	1,468	73,591
W-H Energy Services, Inc.* (Oil & Gas Services)	2,202	136,326
W.R. Grace & Co.* (Chemicals)	5,138	125,830
Wabtec Corp. (Machinery-Diversified)	3,670	134,065
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	5,872	152,731
Walter Industries, Inc. (Holding Companies-Diversified)	4,037	116,912
Warren Resources, Inc.* (Oil & Gas)	6,239	72,872
Washington Group International, Inc.* (Engineering & Construction)	1,835	146,818
Watsco, Inc. (Distribution/Wholesale)	1,835	99,824
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	2,936	148,209
Watts Water Technologies, Inc.—Class A (Electronics)	2,569	96,260
WD-40 Co. (Household Products/Wares)	2,936	96,506
Websense, Inc.* (Internet)	3,670	77,988
West Coast Bancorp (Banks)	4,037	122,684
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,569	121,128
Westar Energy, Inc. (Electric)	6,973	169,304
Whiting Petroleum Corp.* (Oil & Gas)	2,569	104,096
Willbros Group, Inc.ADR* (Oil & Gas Services)	2,569	76,248
Wind River Systems, Inc.* (Software)	7,340	80,740
Winn-Dixie Stores, Inc.* (Food)	2,569	75,272
Winnebago Industries, Inc. (Home Builders)	2,936	86,671
Winston Hotels, Inc. (REIT)	7,707	115,605
Winthrop Realty Trust (REIT)	16,148	111,583
WMS Industries, Inc.* (Leisure Time)	3,670	105,916
Wolverine World Wide, Inc. (Apparel)	4,404	122,035
Woodward Governor Co. (Electronics)	2,202	118,181
World Acceptance Corp.* (Diversified Financial Services)	1,835	78,410
World Fuel Services Corp. (Retail)	2,202	92,616
Worthington Industries, Inc. (Metal Fabricate/Hardware)	5,138	111,238
Wright Express Corp.* (Commercial Services)	3,303	113,194
Wright Medical Group, Inc.* (Healthcare-Products)	3,670	88,520
WSFS Financial Corp. (Savings & Loans)	1,835	120,064
XenoPort, Inc.* (Pharmaceuticals)	1,835	81,511
Yardville National Bancorp (Banks)	3,303	112,797
Zale Corp.* (Retail)	3,670	87,383
Zenith National Insurance Corp. (Insurance)	2,936	138,256
Zoltek Cos., Inc.* (Chemicals)	1,835	76,208
Zoran Corp.* (Semiconductors)	4,404	88,256
Zumiez, Inc.* (Retail)	1,835	69,326
Zymogenetics, Inc.* (Pharmaceuticals)	5,138	75,066

TOTAL COMMON STOCKS
(Cost $72,751,803)		86,765,153
Repurchase Agreements (13.1%)
	Principal
	Amount

UBS, 4.98%, 7/2/07+, dated 6/29/07, with a repurchase price of $12,934,366 (Collateralized by $12,971,000 of various U.S. Government Agency Obligations, 5.125% - 5.25%, 9/2/08-9/13/10, market value $13,189,962)	$12,929,000	12,929,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,929,000)		12,929,000

TOTAL INVESTMENT SECURITIES
(Cost $85,680,803)—101.4%		99,694,153
Net other assets (liabilities)—(1.4)%		(1,409,505)

NET ASSETS—100.0%		$98,284,648

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $502,500)	6	$(11,058)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Russell 2000 Index expiring 7/30/07	$6,632,905	$(45,563)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 7/30/07	4,498,757	(26,571)

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising	0.1%
Aerospace/Defense	0.8%
Aerospace/Defense Equipment	0.1%
Agriculture	0.2%
Airlines	0.4%
Apparel	1.2%
Auto Manufacturers	0.1%
Auto Parts & Equipment	1.1%

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Banks	4.0%
Beverages	0.1%
Biotechnology	1.9%
Building Materials	0.6%
Chemicals	1.9%
Coal	0.2%
Commercial Services	5.8%
Computers	1.8%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.9%
Electric	1.3%
Electrical Components & Equipment	1.1%
Electronics	2.7%
Energy-Alternate Sources	0.2%
Engineering & Construction	1.0%
Entertainment	0.6%
Environmental Control	0.4%
Food	1.5%
Forest Products & Paper	0.5%
Gas	0.4%
Hand/Machine Tools	0.3%
Healthcare-Products	3.4%
Healthcare-Services	1.6%
Holding Companies-Diversified	0.1%
Home Builders	0.7%
Home Furnishings	0.3%
Household Products/Wares	0.9%
Insurance	2.8%
Internet	3.3%
Investment Companies	0.8%
Iron/Steel	0.2%
Leisure Time	0.6%
Lodging	0.5%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	1.2%
Media	1.3%
Metal Fabricate/Hardware	0.9%
Mining	0.9%
Miscellaneous Manufacturing	1.5%
Office Furnishings	0.3%
Office/Business Equipment	0.1%
Oil & Gas	2.7%
Oil & Gas Services	1.5%
Packaging & Containers	0.2%
Pharmaceuticals	3.0%
REIT	4.9%
Real Estate	0.1%
Retail	5.8%
Savings & Loans	1.3%
Semiconductors	3.0%
Software	3.5%
Storage/Warehousing	0.1%
Telecommunications	4.6%
Toys/Games/Hobbies	0.5%
Transportation	1.8%
Trucking & Leasing	0.1%
Water	0.3%
Other**	11.7%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

18

PROFUNDS VP ProFund VP Small-Cap
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $72,751,803)	$86,765,153
Repurchase agreements, at cost	12,929,000

Total Investment Securities	99,694,153
Cash	136,957
Segregated cash balances with brokers for futures contracts	18,587
Dividends and interest receivable	112,046
Prepaid expenses	1,271

Total Assets	99,963,014

Liabilities:
Payable for capital shares redeemed	1,342,513
Unrealized loss on swap agreements	72,134
Variation margin on futures contracts	5,814
Advisory fees payable	63,387
Management services fees payable	8,452
Administration fees payable	2,558
Administrative services fees payable	65,931
Distribution fees payable	66,146
Trustee fees payable	25
Transfer agency fees payable	5,763
Fund accounting fees payable	4,167
Compliance services fees payable	740
Other accrued expenses	40,736

Total Liabilities	1,678,366

Net Assets	$98,284,648

Net Assets consist of:
Capital	$67,855,802
Accumulated net investment income (loss)	848,788
Accumulated net realized gains (losses) on investments	15,649,900
Net unrealized appreciation (depreciation) on investments	13,930,158

Net Assets	$98,284,648

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,485,125

Net Asset Value (offering and redemption price per share)	$39.55

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$686,789
Interest	410,724

Total Investment Income	1,097,513

Expenses:
Advisory fees	396,530
Management services fees	79,307
Administration fees	15,975
Transfer agency fees	19,594
Administrative services fees	131,687
Distribution fees	132,177
Custody fees	10,072
Fund accounting fees	29,676
Trustee fees	1,000
Compliance services fees	1,364
Other fees	32,301

Total Gross Expenses before reductions	849,683
Less Expenses reduced by the Advisor	(26,436)

Total Net Expenses	823,247

Net Investment Income (Loss)	274,266

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	5,686,759
Net realized gains (losses) on futures contracts	(866,310)
Net realized gains (losses) on swap agreements	458,643
Change in net unrealized appreciation/depreciation on investments	(199,878)

Net Realized and Unrealized Gains (Losses) on Investments	5,079,214

Change in Net Assets Resulting from Operations	$5,353,480

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP Small-Cap

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$274,266	$574,522
Net realized gains (losses) on investments	5,279,092	11,307,871
Change in net unrealized appreciation/depreciation on investments	(199,878)	4,127,076

Change in net assets resulting from operations	5,353,480	16,009,469

Distributions to Shareholders From:
Net realized gains on investments	—	(1,937,600)

Change in net assets resulting from distributions	—	(1,937,600)

Capital Transactions:
Proceeds from shares issued	75,423,967	195,973,365
Dividends reinvested	—	1,937,600
Value of shares redeemed	(102,440,423)	(209,143,242)

Change in net assets resulting from capital transactions	(27,016,456)	(11,232,277)

Change in net assets	(21,662,976)	2,839,592
Net Assets:
Beginning of period	119,947,624	117,108,032

End of period	$98,284,648	$119,947,624

Accumulated net investment income (loss)	$848,788	$574,522

Share Transactions:
Issued	1,963,325	5,545,049
Reinvested	—	55,839
Redeemed	(2,698,819)	(5,934,020)

Change in shares	(735,494)	(333,132)

See accompanying notes to the financial statements.

20

PROFUNDS VP ProFund VP Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2007		year ended	year ended	year ended	year ended	year ended
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$37.24		$32.95	$35.93	$31.62	$22.15	$28.56

Investment Activities:
Net investment income (loss)(a)	0.10		0.17	— (b)	(0.14)	(0.14)	(0.16)
Net realized and unrealized gains (losses) on investments	2.21		4.65	1.04	5.37	9.61	(6.25)

Total income (loss) from investment activities	2.31		4.82	1.04	5.23	9.47	(6.41)

Distributions to Shareholders From:
Net realized gains on investments	—		(0.53)	(4.02)	(0.92)	—	—

Net Asset Value, End of Period	$39.55		$37.24	$32.95	$35.93	$31.62	$22.15

Total Return	6.20	%(c)	14.75%	2.81%	16.74%	42.75%	(22.44)%

Ratios to Average Net Assets:
Gross expenses(d)	1.61%		1.59%	1.60%	1.61%	1.73%	1.97%
Net expenses(d)	1.56%		1.55%	1.60%	1.61%	1.73%	1.97%
Net investment income (loss)(d)	0.52%		0.47%	(0.01)%	(0.44)%	(0.52)%	(0.62)%

Supplemental Data:
Net assets, end of period (000’s)	$98,285		$119,948	$117,108	$147,828	$127,335	$38,612
Portfolio turnover rate(e)	5	%(c)	53%	67%	161%	189%	527%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

21

PROFUNDS VP ProFund VP Europe 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Royal Dutch Shell PLC—Class A	6.6%
BP Amoco PLC	5.8%
HSBC Holdings PLC	5.3%
Total Fina SA	5.1%
Vodafone Group PLC	5.0%

ProFunds Europe 30 Index - Composition
% of Index

United Kingdom	42%
Switzerland	16%
France	12%
Germany	10%
Netherlands	5%
Luxembourg	4%
Ireland	4%
Finland	4%
Sweden	3%

PROFUNDS VP ProFund VP Europe 30 (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (99.2%)
	Shares	Value

ABB, Ltd. (Engineering & Construction)	229,086	$5,177,335
Alcatel SA (Telecommunications)	304,380	4,261,308
Alcon, Inc. (Healthcare-Products)	33,642	4,538,641
Arcelor Mittal—Class A (Iron/Steel)	102,528	6,397,743
ASM Lithography Holding NV* (Semiconductors)	134,568	3,693,892
AstraZeneca PLC (Pharmaceuticals)	108,936	5,825,893
Barclays PLC (Banks)	110,538	6,166,911
BP Amoco PLC (Oil & Gas)	156,996	11,325,685
Business Objects SA* (Software)	83,304	3,235,527
Credit Suisse Group (Diversified Financial Services)	81,702	5,797,570
DaimlerChrysler AG (Auto Manufacturers)	72,090	6,628,672
Diageo PLC (Beverages)	59,274	4,938,114
Elan Corp. PLC* (Pharmaceuticals)	219,474	4,813,056
GlaxoSmithKline PLC (Pharmaceuticals)	152,190	7,970,184
HSBC Holdings PLC (Banks)	112,140	10,291,083
Millicom International Cellular SA* (Telecommunications)	40,050	3,670,182
Nokia OYJ (Telecommunications)	257,922	7,250,177
Novartis AG (Pharmaceuticals)	147,384	8,263,815
Rio Tinto PLC (Mining)	19,224	5,884,850
Royal Dutch Shell PLC—Class A (Oil & Gas)	156,996	12,748,069
Ryanair Holdings PLC* (Airlines)	81,702	3,084,250
Sanofi-Aventis (Pharmaceuticals)	160,200	6,451,248
SAP AG (Software)	108,936	5,563,357
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	51,264	3,800,200
Siemens AG (Miscellaneous Manufacturing)	56,070	8,021,372
Telefonaktiebolaget LM Ericsson (Telecommunications)	137,772	5,495,725
Tenaris SA (Iron/Steel)	88,110	4,313,862
Total Fina SA (Oil & Gas)	123,354	9,989,202
UBS AG (Diversified Financial Services)	120,150	7,210,197
Vodafone Group PLC (Telecommunications)	289,962	9,751,411

TOTAL COMMON STOCKS
(Cost $144,831,773)		192,559,530

Repurchase Agreements (0.4%)
	Principal
	Amount

UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $700,291 (Collateralized by $704,000 Federal National Mortgage Association 5.125%, 9/2/08, market value $714,348)	$700,000	700,000

TOTAL REPURCHASE AGREEMENTS
(Cost $700,000)		700,000

TOTAL INVESTMENT SECURITIES
(Cost $145,531,773)—99.6%		193,259,530
Net other assets (liabilities)—0.4%		750,534

NET ASSETS—100.0%		$194,010,064

As of June 30, 2007, all securities in this portfolio were traded on U.S. Exchanges.
*	Non-income producing security

ProFund VP Europe 30 invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Airlines	1.6%
Auto Manufacturers	3.4%
Banks	8.5%
Beverages	2.5%
Diversified Financial Services	6.7%
Engineering & Construction	2.7%
Healthcare-Products	2.3%
Iron/Steel	5.5%
Mining	3.0%
Miscellaneous Manufacturing	4.1%
Oil & Gas	17.6%
Pharmaceuticals	19.2%
Semiconductors	1.9%
Software	4.6%
Telecommunications	15.6%
Other**	0.8%

See accompanying notes to the financial statements.

22

PROFUNDS VP ProFund VP Europe 30 (unaudited)	Schedule of Portfolio Investments June 30, 2007

ProFund VP Europe 30 invested, as a percentage of net assets, in securities with exposure to the following countries, as of June 30, 2007:

Finland	3.7%
France	12.3%
Germany	10.4%
Ireland	4.1%
Luxembourg	4.1%
Netherlands	5.2%
Sweden	2.8%
Switzerland	16.0%
United Kingdom	40.6%
United States**	0.8%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

23

PROFUNDS VP ProFund VP Europe 30 (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $144,831,773)	$192,559,530
Repurchase agreements, at cost	700,000

Total Investment Securities	193,259,530
Cash	74,708
Dividends and interest receivable	559,868
Receivable for capital shares issued	33,427
Receivable for investments sold	961,418
Prepaid expenses	1,249

Total Assets	194,890,200

Liabilities:
Payable for capital shares redeemed	564,495
Advisory fees payable	114,502
Management services fees payable	15,267
Administration fees payable	4,626
Administrative services fees payable	61,513
Distribution fees payable	52,408
Trustee fees payable	37
Transfer agency fees payable	9,881
Fund accounting fees payable	6,700
Compliance services fees payable	997
Other accrued expenses	49,710

Total Liabilities	880,136

Net Assets	$194,010,064

Net Assets consist of:
Capital	$167,055,677
Accumulated net investment income (loss)	3,917,051
Accumulated net realized gains (losses) on investments	(24,690,421)
Net unrealized appreciation (depreciation) on investments	47,727,757

Net Assets	$194,010,064

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized no par value)	5,379,190

Net Asset Value (offering and redemption price per share)	$36.07

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$2,474,378
Interest	6,772
Foreign tax withholding	(197,715)

Total Investment Income	2,283,435

Expenses:
Advisory fees	537,611
Management services fees	107,523
Administration fees	25,975
Transfer agency fees	22,663
Administrative services fees	229,244
Distribution fees	179,204
Custody fees	15,081
Fund accounting fees	31,001
Trustee fees	1,093
Compliance services fees	1,694
Other fees	41,563

Total Gross Expenses before reductions	1,192,652
Less Expenses reduced by the Advisor	(35,842)

Total Net Expenses	1,156,810

Net Investment Income (Loss)	1,126,625

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	9,087,674
Change in net unrealized appreciation/depreciation on investments	5,598,475

Net Realized and Unrealized Gains (Losses) on Investments	14,686,149

Change in Net Assets Resulting from Operations	$15,812,774

See accompanying notes to the financial statements.

24

PROFUNDS VP ProFund VP Europe 30

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$1,126,625	$2,790,426
Net realized gains (losses) on investments	9,087,674	4,363,692
Change in net unrealized appreciation/depreciation on investments	5,598,475	13,273,457

Change in net assets resulting from operations	15,812,774	20,427,575

Distributions to Shareholders From:
Net investment income	—	(492,626)
Net realized gains on investments	—	(2,816,012)

Change in net assets resulting from distributions	—	(3,308,638)

Capital Transactions:
Proceeds from shares issued	204,608,462	261,413,045
Dividends reinvested	—	3,308,638
Value of shares redeemed	(186,435,601)	(242,285,502)

Change in net assets resulting from capital transactions	18,172,861	22,436,181

Change in net assets	33,985,635	39,555,118
Net Assets:
Beginning of period	160,024,429	120,469,311

End of period	$194,010,064	$160,024,429

Accumulated net investment income (loss)	$3,917,051	$2,790,426

Share Transactions:
Issued	6,153,639	8,673,743
Reinvested	—	113,816
Redeemed	(5,791,287)	(8,094,139)

Change in shares	362,352	693,420

See accompanying notes to the financial statements.

25

PROFUNDS VP ProFund VP Europe 30
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2007		year ended	year ended	year ended	year ended	year ended
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$31.99		$27.96	$28.28	$24.96	$18.01	$24.26

Investment Activities:
Net investment income (loss)(a)	0.26		0.64	0.13	0.03	0.05	0.07
Net realized and unrealized gains (losses) on investments	3.82		4.18	2.14	3.53	6.92	(6.32)

Total income (loss) from investment activities	4.08		4.82	2.27	3.56	6.97	(6.25)

Distributions to Shareholders From:
Net investment income	—		(0.12)	(0.04)	(0.03)	(0.02)	—
Net realized gains on investments	—		(0.67)	(2.55)	(0.21)	—	—

Total distributions	—		(0.79)	(2.59)	(0.24)	(0.02)	—

Net Asset Value, End of Period	$36.07		$31.99	$27.96	$28.28	$24.96	$18.01

Total Return	12.75	%(b)	17.51%	8.09%	14.32%	38.73%	(25.76)%
Ratios to Average Net Assets:
Gross expenses(c)	1.66%		1.69%	1.76%	1.78%	1.91%	2.03%
Net expenses(c)	1.61%		1.66%	1.76%	1.78%	1.91%	1.98%
Net investment income (loss)(c)	1.57%		2.12%	0.45%	0.12%	0.25%	0.33%
Supplemental Data:
Net Assets, end of period (000’s)	$194,010		$160,024	$120,469	$140,608	$142,019	$33,119
Portfolio turnover rate(d)	127	%(b)	172%	230%	319%	376%	1,280%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

26

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007
Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily performance of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(5)%
Swap Agreements	(122)%
Options	NM

Total Exposure	(127)%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.05%.
Holdings
The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	June 30, 2007
(unaudited)

U.S. Government Agency Obligations (81.1%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 4.60%, 7/2/07+	$24,467,000	$24,463,874
Federal Farm Credit Bank, 4.60%, 7/2/07+	24,467,000	24,463,874
Federal Home Loan Bank, 4.60%, 7/2/07+	24,467,000	24,463,874
Federal Home Loan Mortgage Corp., 4.60%, 7/2/07+	24,467,000	24,463,874

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $97,855,496)		97,855,496

Repurchase Agreements (20.3%)
UBS, 4.98%, 7/2/07,+ dated 6/29/07, with a repurchase price of $24,465,149 (Collateralized by $25,001,000 of various U.S. Government Agency Obligations, 4.75% - 5.50%, 8/3/07-3/15/11, market value $24,945,370)	24,455,000	24,455,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,455,000)		24,455,000

Options Purchased(NM)
	Contracts

30-year U.S. Treasury Note Call Option 132 expiring December 2007	350	3,209

TOTAL OPTIONS PURCHASED
(Cost $6,108)		3,209

TOTAL INVESTMENT SECURITIES
(Cost $122,316,604)—(101.4)%		122,313,705
Net other assets (liabilities)—(1.4)%		(1,700,218)

NET ASSETS—100.0%		$120,613,487

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring September 2007 (Underlying face amount at value $6,353,563)	59	$3,766

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.75% Due 2/15/37) 6/30/07	$(144,768,000)	$(1,929,221)
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.75% Due 2/15/37) 6/30/07	(1,602,250)	(185,698)

See accompanying notes to the financial statements.

27

PROFUNDS VP
ProFund VP Rising Rates Opportunity
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $97,861,604)	$97,858,705
Repurchase agreements, at cost	24,455,000

Total Investment Securities	122,313,705
Cash	47,204
Segregated cash balances with brokers for futures contracts	38,636
Segregated cash balances with custodian for swap agreements	663
Interest receivable	6,766
Receivable for capital shares issued	620,907
Prepaid expenses	1,423

Total Assets	123,029,304

Liabilities:
Payable for capital shares redeemed	27,511
Unrealized loss on swap agreements	2,114,919
Variation margin on futures contracts	46,094
Advisory fees payable	73,408
Management services fees payable	9,788
Administration fees payable	2,966
Administrative services fees payable	49,713
Distribution fees payable	48,595
Trustee fees payable	28
Transfer agency fees payable	6,196
Fund accounting fees payable	4,284
Compliance services fees payable	825
Other accrued expenses	31,490

Total Liabilities	2,415,817

Net Assets	$120,613,487

Net Assets consist of:
Capital	$152,812,094
Accumulated net investment income (loss)	7,228,201
Accumulated net realized gains (losses) on investments	(37,312,756)
Net unrealized appreciation (depreciation) on investments	(2,114,052)

Net Assets	$120,613,487

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	5,397,338

Net Asset Value (offering and redemption price per share)	$22.35

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$3,012,543

Expenses:
Advisory fees	433,118
Management services fees	86,624
Administration fees	18,291
Transfer agency fees	19,231
Administrative services fees	165,646
Distribution fees	144,372
Custody fees	9,842
Fund accounting fees	26,157
Trustee fees	984
Compliance services fees	1,423
Other fees	35,886

Total Gross Expenses before reductions	941,574
Less Expenses reduced by the Advisor	(28,875)

Total Net Expenses	912,699

Net Investment Income (Loss)	2,099,844

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,139)
Net realized gains (losses) on futures contracts	157,780
Net realized gains (losses) on swap agreements	8,237,747
Change in net unrealized appreciation/depreciation on investments	(4,225,420)

Net Realized and Unrealized Gains (Losses) on Investments	4,163,968

Change in Net Assets Resulting from Operations	$6,263,812

See accompanying notes to the financial statements.

28

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31, 2006

From Investment Activities: Operations:
Net investment income (loss)	$2,099,844	$5,128,357
Net realized gains (losses) on investments	8,389,388	7,414,638
Change in net unrealized appreciation/depreciation on investments	(4,225,420)	1,829,376

Change in net assets resulting from operations	6,263,812	14,372,371

Distributions to Shareholders From:
Net investment income	—	(2,305,564)

Change in net assets resulting from distributions	—	(2,305,564)

Capital Transactions:
Proceeds from shares issued	291,917,860	935,713,990
Dividends reinvested	—	2,305,564
Value of shares redeemed	(308,462,576)	(958,571,466)

Change in net assets resulting from capital transactions	(16,544,716)	(20,551,912)

Change in net assets	(10,280,904)	(8,485,105)
Net Assets:
Beginning of period	130,894,391	139,379,496

End of period	$120,613,487	$130,894,391

Accumulated net investment income (loss)	$7,228,201	$5,128,357

Share Transactions:
Issued	13,665,177	44,033,519
Reinvested	—	109,998
Redeemed	(14,590,386)	(45,105,553)

Change in shares	(925,209)	(962,036)

See accompanying notes to the financial statements.

29

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 through December 31, 2002(a)

Net Asset Value, Beginning of Period	$20.70		$19.13	$20.78	$23.32	$24.32	$30.00

Investment Activities:
Net investment income (loss)(b)	0.38		0.70	0.27	(0.10)	(0.23)	(0.09)
Net realized and unrealized gains (losses) on investments	1.27		1.26	(1.92)	(2.44)	(0.77)	(5.59)

Total income (loss) from investment activities
	1.65		1.96	(1.65)	(2.54)	(1.00)	(5.68)

Distributions to Shareholders From:
Net investment income	—		(0.39)	—	—	—	—

Net Asset Value, End of Period	$22.35		$20.70	$19.13	$20.78	$23.32	$24.32

Total Return	7.97	%(c)	10.15%	(7.89)%	(10.89)%	(4.11)%	(18.93	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.63%		1.64%	1.73%	1.75%	1.91%	2.13%
Net expenses(d)	1.58%		1.61%	1.73%	1.75%	1.91%	1.98%
Net investment income (loss)(d)	3.64%		3.31%	1.36%	(0.45)%	(0.94)%	(0.49)%
Supplemental Data:
Net assets, end of period (000’s)	$120,613		$130,894	$139,379	$179,638	$74,272	$7,168
Portfolio turnover rate(e)	—	(c)	—	—	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

30

PROFUNDS VP

Notes to Financial Statements
June 30, 2007
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP Europe 30 and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s and ProFunds VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

31

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

Real Estate Investment Trusts

The non-money market ProFunds VP, other than ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of June 30, 2007, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund VP, may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued or delayed-delivery securities. As of June 30, 2007, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

32

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

Index Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of June 30, 2007 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements

The ProFunds VP may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFunds VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, which is generally no later than monthly, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

33

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund VP will enter into swap agreements only with large, well-capitalized and well established financial institutions. The creditworthiness of each of the firms, which is a party to a swap agreement, is monitored by the Advisor. Swap agreements are collateralized by cash and certain securities as indicated on the Schedule of Portfolio Investments of each particular ProFund VP.

Investment Transactions and Related Income

Investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the four active ProFunds VP included in this report, the Advisor serves as the investment advisor for each of the additional 98 active ProFunds in the ProFunds Trust not included in this report and each of the Funds in the Access One Trust and ProShares Trust (other trusts in the Fund Complex advised by the Advisor or an affiliate).

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

Distributions to Shareholders
Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

In addition, effective June 29, 2007, the ProFunds VP adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ VP tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then). The adoption of FIN 48 did not impact the ProFunds’ VP net assets or results of operations.

34

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the ProFunds VP do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays BISYS an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to BISYS by the Trust for support of the ProFunds VP Compliance Service Program. ProFunds Distributors, Inc. (the “Distributor”), an affiliate of BISYS, serves as the Trust’s distributor. Under the Amended and Restated Distribution Agreement dated July 1, 2006, for providing the distribution entity and infrastructure related platform the Distributor receives an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts. To the extent the Trusts cannot pay the Distributor such compensation and expense reimbursements in full pursuant to the Distribution and Shareholder Services Plan, it is contemplated that the Advisor, or an affiliate of the Advisor will pay any unpaid portion of such compensation and expense reimbursements to the Distributor. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives a base fee, service charges, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as reimbursement or compensation for distribution-related activities and/or shareholder services. Under the Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 0.25% (on an annual basis) of the average daily net assets of the applicable ProFund VP attributable to, or held in the name of the Authorized Firm for, its clients. Each ProFund VP may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers. During the period ended June 30, 2007, the Advisor, as an Authorized Firm, was reimbursed $924,512 for expenses incurred under the Plan in aggregate relating to the Trust.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One Trust and ProShares Trust will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $65,000. Independent Trustees will also receive $3,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $1,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $41,500 ($83,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended June 30, 2007. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

35

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2006 through April 30, 2007, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP.

Effective May 1, 2007, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2007 through April 30, 2008 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. As of June 30, 2007, there are no amounts that may potentially be repaid by the ProFunds VP pursuant to this agreement.

During the period ended June 30, 2007, the Advisor voluntarily waived additional management services fees in the amounts listed below for the ProFunds VP. These fees were voluntarily waived to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

Waiver

ProFund VP Bull	$48,559
ProFund VP Small-Cap	26,436
ProFund VP Europe 30	35,842
ProFund VP Rising Rates Opportunity	28,875

4.	Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2007 were as follows:

	Purchases	Sales

ProFund VP Bull	$116,167,455	$224,424,565
ProFund VP Small-Cap	4,382,313	25,457,457
ProFund VP Europe 30	211,820,686	193,396,440

5.	Concentration Risk

ProFund VP Europe 30 may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which its investments are focused.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2006, the following ProFund VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires
	12/31/12	12/31/13	Total

ProFund VP Rising Rates Opportunity	$21,517,217	$22,965,205	$44,482,422

36

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

As of the latest tax year end of December 31, 2006, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires
	12/31/08	12/31/09	12/31/10	12/31/11	12/31/12	Total

ProFund VP Europe 30	$927,883	$10,516,081	$5,807,241	$3,450,241	$3,425,937	$24,127,383
ProFund VP Rising Rates Opportunity	—	—	991,998	26,871	—	1,018,869

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Bull	$3,838,095	$6,615,991	$10,454,086
ProFund VP Small-Cap	—	1,937,600	1,937,600
ProFund VP Europe 30	563,768	2,744,870	3,308,638
ProFund VP Rising Rates Opportunity	2,305,564	—	2,305,564

As of the latest tax year ended December 31, 2006, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Bull	$2,622,613	$—	$—	$—	$45,119,119	$47,741,732
ProFund VP Small-Cap	3,474,877	8,256,975	—	—	13,343,514	25,075,366
ProFund VP Europe 30	2,790,426	1,137,287	—	(24,127,383)	31,341,283	11,141,613
ProFund VP Rising Rates Opportunity	5,128,357	—	—	(45,501,291)	1,910,515	(38,462,419)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2007.

At June 30, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$154,149,836	$45,369,098	$(410,805)	$44,958,293
ProFund VP Small-Cap	86,287,699	15,482,071	(2,075,617)	13,406,454
ProFund VP Europe 30	156,776,903	37,957,935	(1,475,308)	36,482,627
ProFund VP Rising Rates Opportunity	122,316,604	48,782	(51,681)	(2,899)

37

PROFUNDS VP

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2007 and held for the entire period from January 1, 2007 through June 30, 2007.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07

ProFund VP Bull	$1,000.00	$1,060.20	$8.22	1.61%
ProFund VP Small-Cap	1,000.00	1,062.03	7.98	1.56%
ProFund VP Europe 30	1,000.00	1,127.50	8.49	1.61%
ProFund VP Rising Rates Opportunity	1,000.00	1,079.70	8.15	1.58%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07

ProFund VP Bull	$1,000.00	$1,016.81	$8.05	1.61%
ProFund VP Small-Cap	1,000.00	1,017.06	7.80	1.56%
ProFund VP Europe 30	1,000.00	1,016.81	8.05	1.61%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.96	7.90	1.58%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

38

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ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

06/07

Not just funds, ProFundsSM Ultra ProFund VP UltraBull Inverse ProFund VP Bear Bond Benchmarked ProFund VP Rising Rates Opportunity

Semiannual Report
June 30, 2007

i	Message from the Chairman
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP UltraBull
10	ProFund VP Bear
14	ProFund VP Rising Rates Opportunity

18	Notes to Financial Statements

25	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2007.

During the period, the U.S. economy seemed poised to pull off the “soft landing” that the Federal Reserve had been hoping for. Gross Domestic Product (GDP) moderated during the first quarter, suggesting that the economys’ growth rate had slowed to less than 1% per year. But with most economic indicators pointing to stronger growth in the second quarter, most economists surveyed by the Wall Street Journal are forecasting 2-3% growth rates for the second half of 2007. However, a minority of economists worry that the consensus fails to factor in the negative impact that lower housing prices and higher mortgage rates will have on the consumers’ pocketbooks.

Equities Continued to March Forward . . .

The broad U.S. equity market continued upward during the first six months of 2007, as evidenced by the S&P 500 Index, which returned 7.0% for the period. Other major indexes also posted solid six-month returns, including the Dow Jones Industrial Average 8.8%, the NASDAQ-100 Index 10.3%, the S&P MidCap 400 Index 12.0%, and the Russell 2000 Index 6.4%.

Looking under the hood, however, it was clear that not all the moving parts were moving in synch. Of the ten primary industry groups, as measured by the Dow Jones Sector indexes, the Basic Materials, Oil & Gas, and Telecommunications surged ahead, returning 20.0%, 18.3%, and 15.4%, respectively. Financials was the only industry group that turned in a negative performance for the period, –0.9%. Other industry groups that trailed the broader market averages included Consumer Services, Consumer Goods, and Health Care, with returns of 4.5%, 5.8%, and 5.9%, respectively.

. . . While Bonds Faltered

The Fed remained vigilant in its efforts to keep inflation under control, and held its key short-term interest rate, the Fed Funds Target Rate, steady, at 5.25%. The long end of the yield curve moved higher, as the 30-year bond yield went from 4.8% to 5.1% over the period, resulting in a –3.7% return for investors in the Long Bond.

Navigate Today’s Markets

Whatever direction the market takes, ProFunds believes investors should have abundant opportunities to increase potential return and reduce risk. That’s why we continue to offer innovative ways forinvestors to seek higher potential returns and reduced risk through exposure to a variety of U.S. and foreign equity, fixed income and currency market indexes.

As always, we deeply appreciate your continued trust in ProFunds VP.

Sincerely,

Michael Sapir
Chairman

This material must be preceded or accompanied by a current prospectus. Investing in the ProFunds VP involves certain risks, including in all or some cases, leverage, liquidity, concentration, non-diversification, repurchase agreement and inverse correlation risks. These risks can increase volatility and decrease performance. Please see the prospectus for a more complete description of these risks. All ProFunds VP permit active investment strategies, which can decrease performance.

i

PROFUNDS VP ProFund VP UltraBull

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P 500 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	88%
Futures Contracts	56%
Swap Agreements	57%

Total Exposure	201%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	3.1%
General Electric Co.	2.6%
AT&T, Inc.	1.7%
Citigroup, Inc.	1.7%
Microsoft Corp.	1.6%

S&P 500 Index - Composition
% of Index

Financial	21%
Consumer Non-Cyclical	19%
Industrial	12%
Communications	12%
Technology	11%
Energy	11%
Consumer Cyclical	8%
Utilities	3%
Basic Materials	3%

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (88.4%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	2,882	$250,129
Abbott Laboratories (Pharmaceuticals)	6,160	329,868
Abercrombie & Fitch Co.—Class A (Retail)	352	25,689
ACE, Ltd.ADR (Insurance)	1,298	81,151
Adobe Systems, Inc.* (Software)	2,354	94,513
Advanced Micro Devices, Inc.* (Semiconductors)	2,200	31,460
Aetna, Inc. (Healthcare-Services)	2,068	102,159
Affiliated Computer Services, Inc.—Class A* (Computers)	396	22,461
AFLAC, Inc. (Insurance)	1,958	100,641
Agilent Technologies, Inc.* (Electronics)	1,584	60,889
Air Products & Chemicals, Inc. (Chemicals)	858	68,957
Alcoa, Inc. (Mining)	3,476	140,882
Allegheny Energy, Inc.* (Electric)	660	34,148
Allegheny Technologies, Inc. (Iron/Steel)	418	43,840
Allergan, Inc. (Pharmaceuticals)	1,232	71,012
Allied Waste Industries, Inc.* (Environmental Control)	1,012	13,622
Allstate Corp. (Insurance)	2,420	148,854
Alltel Corp. (Telecommunications)	1,386	93,624
Altera Corp. (Semiconductors)	1,408	31,159
Altria Group, Inc. (Agriculture)	8,404	589,457
Amazon.com, Inc.* (Internet)	1,232	84,281
Ambac Financial Group, Inc. (Insurance)	418	36,445
Ameren Corp. (Electric)	814	39,894
American Electric Power, Inc. (Electric)	1,584	71,343
American Express Co. (Diversified Financial Services)	4,752	290,727
American International Group, Inc. (Insurance)	10,362	725,651
American Standard Cos. (Building Materials)	704	41,522
Ameriprise Financial, Inc. (Diversified Financial Services)	946	60,137
AmerisourceBergen Corp. (Pharmaceuticals)	770	38,092
Amgen, Inc.* (Biotechnology)	4,642	256,656
Anadarko Petroleum Corp. (Oil & Gas)	1,848	96,078
Analog Devices, Inc. (Semiconductors)	1,298	48,857
Anheuser-Busch Cos., Inc. (Beverages)	3,036	158,358
AON Corp. (Insurance)	1,166	49,683
Apache Corp. (Oil & Gas)	1,320	107,699
Apartment Investment and Management Co.—Class A (REIT)	396	19,966
Apollo Group, Inc.—Class A* (Commercial Services)	550	32,137
Apple Computer, Inc.* (Computers)	3,454	421,526
Applera Corp.—Applied Biosystems Group (Electronics)	726	22,172
Applied Materials, Inc. (Semiconductors)	5,522	109,722
Archer-Daniels-Midland Co. (Agriculture)	2,618	86,630
Archstone-Smith Trust (REIT)	880	52,017
Ashland, Inc. (Chemicals)	220	14,069
Assurant, Inc. (Insurance)	396	23,332
AT&T, Inc. (Telecommunications)	24,640	1,022,560
Autodesk, Inc.* (Software)	924	43,502
Automatic Data Processing, Inc. (Software)	2,200	106,634
AutoNation, Inc.* (Retail)	594	13,329
AutoZone, Inc.* (Retail)	198	27,051
Avalonbay Communities, Inc. (REIT)	308	36,615
Avaya, Inc.* (Telecommunications)	1,804	30,379
Avery Dennison Corp. (Household Products/Wares)	374	24,864
Avon Products, Inc. (Cosmetics/Personal Care)	1,760	64,680
Baker Hughes, Inc. (Oil & Gas Services)	1,276	107,350
Ball Corp. (Packaging & Containers)	418	22,225
Bank of America Corp. (Banks)	17,732	866,917
Bank of New York Co., Inc. (Banks)	3,014	124,900
Bard (C.R.), Inc. (Healthcare-Products)	418	34,539
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	440	22,101
Bausch & Lomb, Inc. (Healthcare-Products)	220	15,277
Baxter International, Inc. (Healthcare-Products)	2,596	146,259
BB&T Corp. (Banks)	2,178	88,601
Bear Stearns Cos., Inc. (Diversified Financial Services)	484	67,760
Becton, Dickinson & Co. (Healthcare-Products)	968	72,116
Bed Bath & Beyond, Inc.* (Retail)	1,100	39,589
Bemis Co., Inc. (Packaging & Containers)	418	13,869
Best Buy Co., Inc. (Retail)	1,628	75,979
Big Lots, Inc.* (Retail)	440	12,945
Biogen Idec, Inc.* (Biotechnology)	1,364	72,974
Biomet, Inc. (Healthcare-Products)	990	45,263
BJ Services Co. (Oil & Gas Services)	1,166	33,161
Black & Decker Corp. (Hand/Machine Tools)	264	23,314
BMC Software, Inc.* (Software)	814	24,664
Boeing Co. (Aerospace/Defense)	3,146	302,519

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Boston Properties, Inc. (REIT)	484	$49,431
Boston Scientific Corp.* (Healthcare-Products)	4,730	72,558
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,854	247,872
Broadcom Corp.—Class A* (Semiconductors)	1,848	54,054
Brown-Forman Corp. (Beverages)	308	22,509
Brunswick Corp. (Leisure Time)	352	11,486
Burlington Northern Santa Fe Corp. (Transportation)	1,430	121,750
C.H. Robinson Worldwide, Inc. (Transportation)	682	35,819
CA, Inc. (Software)	1,650	42,620
Campbell Soup Co. (Food)	858	33,299
Capital One Financial Corp. (Diversified Financial Services)	1,650	129,426
Cardinal Health, Inc. (Pharmaceuticals)	1,540	108,786
Carnival Corp.ADR (Leisure Time)	1,760	85,835
Caterpillar, Inc. (Machinery-Construction & Mining)	2,552	199,822
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	748	27,302
CBS Corp.—Class B (Media)	2,926	97,494
Celgene Corp.* (Biotechnology)	1,518	87,027
CenterPoint Energy, Inc. (Electric)	1,276	22,202
Centex Corp. (Home Builders)	484	19,408
CenturyTel, Inc. (Telecommunications)	440	21,582
Chesapeake Energy Corp. (Oil & Gas)	1,628	56,329
ChevronTexaco Corp. (Oil & Gas)	8,580	722,779
Chicago Mercantile Exchange (Diversified Financial Services)	132	70,536
Chubb Corp. (Insurance)	1,606	86,949
Ciena Corp.* (Telecommunications)	352	12,718
CIGNA Corp. (Insurance)	1,144	59,740
Cincinnati Financial Corp. (Insurance)	682	29,599
Cintas Corp. (Textiles)	528	20,819
Circuit City Stores, Inc. (Retail)	550	8,294
Cisco Systems, Inc.* (Telecommunications)	24,244	675,195
CIT Group, Inc. (Diversified Financial Services)	770	42,219
Citigroup, Inc. (Diversified Financial Services)	19,756	1,013,285
Citizens Communications Co. (Telecommunications)	1,364	20,828
Citrix Systems, Inc.* (Software)	726	24,444
Clear Channel Communications, Inc. (Media)	1,980	74,884
Clorox Co. (Household Products/Wares)	616	38,254
CMS Energy Corp. (Electric)	902	15,514
Coach, Inc.* (Apparel)	1,474	69,853
Coca-Cola Co. (Beverages)	8,030	420,049
Coca-Cola Enterprises, Inc. (Beverages)	1,122	26,928
Cognizant Technology Solutions Corp.* (Computers)	572	42,951
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,046	132,683
Comcast Corp.—Special Class A* (Media)	12,430	349,532
Comerica, Inc. (Banks)	616	36,634
Commerce Bancorp, Inc. (Banks)	770	28,482
Compass Bancshares, Inc. (Banks)	528	36,421
Computer Sciences Corp.* (Computers)	682	40,340
Compuware Corp.* (Software)	1,210	14,351
ConAgra Foods, Inc. (Food)	1,980	53,183
ConocoPhillips (Oil & Gas)	6,534	512,919
CONSOL Energy, Inc. (Coal)	726	33,476
Consolidated Edison, Inc. (Electric)	1,078	48,639
Constellation Brands, Inc.* (Beverages)	770	18,696
Constellation Energy Group, Inc. (Electric)	726	63,285
Convergys Corp.* (Commercial Services)	550	13,332
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	726	41,447
Corning, Inc.* (Telecommunications)	6,292	160,761
Costco Wholesale Corp. (Retail)	1,782	104,283
Countrywide Credit Industries, Inc. (Diversified Financial Services)	2,376	86,368
Coventry Health Care, Inc.* (Healthcare-Services)	616	35,512
CSX Corp. (Transportation)	1,738	78,349
Cummins, Inc. (Machinery-Diversified)	418	42,306
CVS Corp. (Retail)	6,159	224,496
D.R. Horton, Inc. (Home Builders)	1,100	21,923
Danaher Corp. (Miscellaneous Manufacturing)	946	71,423
Darden Restaurants, Inc. (Retail)	572	25,162
Dean Foods Co. (Food)	528	16,827
Deere & Co. (Machinery-Diversified)	902	108,907
Dell, Inc.* (Computers)	9,064	258,777
Developers Diversified Realty Corp. (REIT)	506	26,671
Devon Energy Corp. (Oil & Gas)	1,782	139,513
Dillards, Inc.—Class A (Retail)	242	8,695
DIRECTV Group, Inc.* (Media)	3,080	71,179
Dollar General Corp. (Retail)	1,254	27,488
Dominion Resources, Inc. (Electric)	1,408	121,524
Dover Corp. (Miscellaneous Manufacturing)	814	41,636
Dow Jones & Co., Inc. (Media)	264	15,167
DTE Energy Co. (Electric)	704	33,947
Du Pont (Chemicals)	3,696	187,905
Duke Energy Corp. (Electric)	5,038	92,195
Dynegy, Inc.—Class A* (Electric)	1,606	15,161
E* TRADE Financial Corp.** (Diversified Financial Services)	1,716	37,906
Eastman Chemical Co. (Chemicals)	330	21,229
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,144	31,838
Eaton Corp. (Miscellaneous Manufacturing)	594	55,242
eBay, Inc.* (Internet)	4,532	145,840
Ecolab, Inc. (Chemicals)	704	30,061
Edison International (Electric)	1,298	72,844
El Paso Corp. (Pipelines)	2,794	48,141
Electronic Arts, Inc.* (Software)	1,232	58,298
Electronic Data Systems Corp. (Computers)	2,024	56,126
Eli Lilly & Co. (Pharmaceuticals)	3,938	220,055
Embarq Corp. (Telecommunications)	594	37,642
EMC Corp.* (Computers)	8,382	151,714
Emerson Electric Co. (Electrical Components&Equipment)	3,168	148,262
Ensco International, Inc. (Oil & Gas)	594	36,240
Entergy Corp. (Electric)	792	85,021
EOG Resources, Inc. (Oil & Gas)	968	70,722
Equifax, Inc. (Commercial Services)	572	25,408
Equity Residential Properties Trust (REIT)	1,166	53,205
Exelon Corp. (Electric)	2,684	194,858
Express Scripts, Inc.* (Pharmaceuticals)	1,100	55,011
Exxon Mobil Corp. (Oil & Gas)	22,506	1,887,803
Family Dollar Stores, Inc. (Retail)	594	20,386
Fannie Mae (Diversified Financial Services)	3,894	254,395
Federated Investors, Inc.—Class B (Diversified Financial Services)	352	13,492
FedEx Corp. (Transportation)	1,232	136,715
Fidelity National Information Services, Inc. (Software)	660	35,825
Fifth Third Bancorp (Banks)	2,200	87,494
First Data Corp. (Software)	3,014	98,467
First Horizon National Corp. (Banks)	506	19,734
FirstEnergy Corp. (Electric)	1,210	78,323
Fiserv, Inc.* (Software)	682	38,738
Fluor Corp. (Engineering & Construction)	352	39,202
Ford Motor Co. (Auto Manufacturers)	7,502	70,669
Forest Laboratories, Inc.* (Pharmaceuticals)	1,276	58,249
Fortune Brands, Inc. (Household Products/Wares)	616	50,740

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

FPL Group, Inc. (Electric)	1,628	$92,373
Franklin Resources, Inc. (Diversified Financial Services)	660	87,430
Freddie Mac (Diversified Financial Services)	2,640	160,248
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	1,496	123,899
Gannett Co., Inc. (Media)	946	51,983
General Dynamics Corp. (Aerospace/Defense)	1,628	127,342
General Electric Co. (Miscellaneous Manufacturing)	41,096	1,573,155
General Growth Properties, Inc. (REIT)	946	50,091
General Mills, Inc. (Food)	1,386	80,970
General Motors Corp. (Auto Manufacturers)	2,266	85,655
Genuine Parts Co. (Distribution/Wholesale)	682	33,827
Genworth Financial, Inc.—Class A (Diversified Financial Services)	1,672	57,517
Genzyme Corp.* (Biotechnology)	1,056	68,006
Gilead Sciences, Inc.* (Pharmaceuticals)	3,740	145,000
Goodrich Corp. (Aerospace/Defense)	506	30,137
Google, Inc.—Class A* (Internet)	880	460,574
H & R Block, Inc. (Commercial Services)	1,298	30,334
Halliburton Co. (Oil & Gas Services)	3,652	125,994
Harley-Davidson, Inc. (Leisure Time)	1,034	61,637
Harman International Industries, Inc. (Home Furnishings)	264	30,835
Harrah’s Entertainment, Inc. (Lodging)	748	63,774
Hartford Financial Services Group, Inc. (Insurance)	1,276	125,699
Hasbro, Inc. (Toys/Games/Hobbies)	638	20,040
Heinz (H.J.) Co. (Food)	1,298	61,616
Hercules, Inc.* (Chemicals)	462	9,078
Hess Corp. (Oil & Gas)	1,100	64,856
Hewlett-Packard Co. (Computers)	10,472	467,261
Hilton Hotels Corp. (Lodging)	1,562	52,280
Home Depot, Inc. (Retail)	7,876	309,921
Honeywell International, Inc. (Miscellaneous Manufacturing)	3,124	175,819
Hospira, Inc.* (Pharmaceuticals)	616	24,049
Host Marriott Corp. (REIT)	2,090	48,321
Hudson City Bancorp, Inc. (Savings & Loans)	1,936	23,658
Humana, Inc.* (Healthcare-Services)	682	41,541
Huntington Bancshares, Inc. (Banks)	946	21,512
IAC/InterActiveCorp* (Internet)	880	30,457
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,650	89,413
IMS Health, Inc. (Software)	792	25,447
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	1,210	66,332
Integrys Energy Group, Inc. (Electric)	308	15,625
Intel Corp. (Semiconductors)	23,210	551,470
International Business Machines Corp. (Computers)	5,456	574,244
International Flavors & Fragrances, Inc. (Chemicals)	308	16,059
International Game Technology (Entertainment)	1,320	52,404
International Paper Co. (Forest Products & Paper)	1,738	67,869
Interpublic Group of Cos., Inc.* (Advertising)	1,870	21,318
Intuit, Inc.* (Software)	1,364	41,029
ITT Industries, Inc. (Miscellaneous Manufacturing)	726	49,571
J.C. Penney Co., Inc. (Holding Company) (Retail)	902	65,287
J.P. Morgan Chase & Co. (Diversified Financial Services)	13,640	660,858
Jabil Circuit, Inc. (Electronics)	726	16,023
Janus Capital Group, Inc. (Diversified Financial Services)	748	20,824
JDS Uniphase Corp.* (Telecommunications)	836	11,227
Johnson & Johnson (Healthcare-Products)	11,572	713,067
Johnson Controls, Inc. (Auto Parts & Equipment)	792	91,690
Jones Apparel Group, Inc. (Apparel)	440	12,430
Juniper Networks, Inc.* (Telecommunications)	2,266	57,035
KB Home (Home Builders)	308	12,126
Kellogg Co. (Food)	990	51,272
KeyCorp (Banks)	1,562	53,623
KeySpan Corp. (Gas)	704	29,554
Kimberly-Clark Corp. (Household Products/Wares)	1,826	122,141
Kimco Realty Corp. (REIT)	902	34,339
King Pharmaceuticals, Inc.* (Pharmaceuticals)	968	19,805
KLA-Tencor Corp. (Semiconductors)	770	42,312
Kohls Corp.* (Retail)	1,298	92,197
Kraft Foods, Inc. (Food)	6,402	225,670
Kroger Co. (Food)	2,838	79,833
L-3 Communications Holdings, Inc. (Aerospace/Defense)	506	49,279
Laboratory Corp. of America Holdings* (Healthcare-Services)	462	36,156
Legg Mason, Inc. (Diversified Financial Services)	528	51,945
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	704	15,523
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	2,134	159,026
Lennar Corp.—Class A (Home Builders)	550	20,108
Lexmark International, Inc.—Class A* (Computers)	374	18,442
Limited, Inc. (Retail)	1,364	37,442
Lincoln National Corp. (Insurance)	1,078	76,484
Linear Technology Corp. (Semiconductors)	1,012	36,614
Liz Claiborne, Inc. (Apparel)	418	15,591
Lockheed Martin Corp. (Aerospace/Defense)	1,408	132,535
Loews Corp. (Insurance)	1,782	90,846
Lowe’s Cos., Inc. (Retail)	6,006	184,324
LSI Logic Corp.* (Semiconductors)	3,080	23,131
M&T Bank Corp. (Banks)	308	32,925
Macy’s, Inc. (Retail)	1,826	72,638
Manor Care, Inc. (Healthcare-Services)	286	18,673
Marathon Oil Corp. (Oil & Gas)	2,728	163,571
Marriott International, Inc.—Class A (Lodging)	1,320	57,077
Marsh & McLennan Cos., Inc. (Insurance)	2,222	68,615
Marshall & Ilsley Corp. (Banks)	1,034	49,249
Masco Corp. (Building Materials)	1,518	43,217
Mattel, Inc. (Toys/Games/Hobbies)	1,562	39,503
Maxim Integrated Products, Inc. (Semiconductors)	1,276	42,631
MBIA, Inc. (Insurance)	528	32,852
McCormick & Co., Inc. (Food)	528	20,159
McDonald’s Corp. (Retail)	4,774	242,328
McGraw-Hill Cos., Inc. (Media)	1,364	92,861
McKesson Corp. (Commercial Services)	1,188	70,852
MeadWestvaco Corp. (Forest Products & Paper)	726	25,642
Medco Health Solutions, Inc.* (Pharmaceuticals)	1,122	87,505
Medtronic, Inc. (Healthcare-Products)	4,598	238,452
Mellon Financial Corp. (Banks)	1,672	73,568
MEMC Electronic Materials, Inc.* (Semiconductors)	902	55,130
Merck & Co., Inc. (Pharmaceuticals)	8,668	431,666
Meredith Corp. (Media)	154	9,486
Merrill Lynch & Co., Inc. (Diversified Financial Services)	3,476	290,524
MetLife, Inc. (Insurance)	2,970	191,506
MGIC Investment Corp. (Insurance)	330	18,764
Micron Technology, Inc.* (Semiconductors)	3,014	37,765
Microsoft Corp. (Software)	33,638	991,312
Millipore Corp.* (Biotechnology)	220	16,520
Molex, Inc. (Electrical Components & Equipment)	572	17,166
Molson Coors Brewing Co.—Class B (Beverages)	198	18,307
Monsanto Co. (Agriculture)	2,178	147,102
Monster Worldwide, Inc.* (Internet)	528	21,701

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Moody’s Corp. (Commercial Services)	924	$57,473
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	4,202	352,464
Motorola, Inc. (Telecommunications)	9,240	163,548
Murphy Oil Corp. (Oil & Gas)	748	44,461
Mylan Laboratories, Inc. (Pharmaceuticals)	990	18,008
Nabors Industries, Ltd.ADR* (Oil & Gas)	1,122	37,452
National City Corp. (Banks)	2,310	76,969
National Semiconductor Corp. (Semiconductors)	1,122	31,719
National-Oilwell Varco, Inc.* (Oil & Gas Services)	704	73,385
NCR Corp.* (Computers)	726	38,144
Network Appliance, Inc.* (Computers)	1,474	43,041
Newell Rubbermaid, Inc. (Housewares)	1,122	33,020
Newmont Mining Corp. (Mining)	1,804	70,464
News Corp.—Class A (Media)	9,306	197,380
Nicor, Inc. (Gas)	176	7,554
NIKE, Inc.—Class B (Apparel)	1,518	88,484
NiSource, Inc. (Electric)	1,100	22,781
Noble Corp.ADR (Oil & Gas)	528	51,491
Nordstrom, Inc. (Retail)	902	46,110
Norfolk Southern Corp. (Transportation)	1,562	82,114
Northern Trust Corp. (Banks)	748	48,052
Northrop Grumman Corp. (Aerospace/Defense)	1,386	107,928
Novell, Inc.* (Software)	1,386	10,797
Novellus Systems, Inc.* (Semiconductors)	506	14,355
Nucor Corp. (Iron/Steel)	1,210	70,966
NVIDIA Corp.* (Semiconductors)	1,452	59,982
Occidental Petroleum Corp. (Oil & Gas)	3,322	192,277
Office Depot, Inc.* (Retail)	1,100	33,330
OfficeMax, Inc. (Retail)	308	12,104
Omnicom Group, Inc. (Advertising)	1,320	69,854
Oracle Corp.* (Software)	15,818	311,773
PACCAR, Inc. (Auto Manufacturers)	990	86,170
Pactiv Corp.* (Packaging & Containers)	528	16,838
Pall Corp. (Miscellaneous Manufacturing)	484	22,259
Parker Hannifin Corp. (Miscellaneous Manufacturing)	462	45,234
Patterson Cos., Inc.* (Healthcare-Products)	550	20,499
Paychex, Inc. (Commercial Services)	1,364	53,360
Peabody Energy Corp. (Coal)	1,056	51,089
PepsiCo, Inc. (Beverages)	6,512	422,303
PerkinElmer, Inc. (Electronics)	484	12,613
Pfizer, Inc. (Pharmaceuticals)	28,028	716,676
PG&E Corp. (Electric)	1,408	63,782
Pinnacle West Capital Corp. (Electric)	396	15,781
Pitney Bowes, Inc. (Office/Business Equipment)	880	41,202
Plum Creek Timber Co., Inc. (Forest Products & Paper)	704	29,329
PNC Financial Services Group (Banks)	1,386	99,210
Polo Ralph Lauren Corp. (Apparel)	242	23,743
PPG Industries, Inc. (Chemicals)	660	50,233
PPL Corp. (Electric)	1,540	72,057
Praxair, Inc. (Chemicals)	1,276	91,859
Precision Castparts Corp. (Metal Fabricate/Hardware)	550	66,748
Principal Financial Group, Inc. (Insurance)	1,078	62,837
Procter & Gamble Co. (Cosmetics/Personal Care)	12,584	770,015
Progress Energy, Inc. (Electric)	1,012	46,137
Progressive Corp. (Insurance)	2,948	70,546
Prologis (REIT)	1,034	58,835
Prudential Financial, Inc. (Insurance)	1,870	181,820
Public Service Enterprise Group, Inc. (Electric)	1,012	88,833
Public Storage, Inc. (REIT)	484	37,181
Pulte Homes, Inc. (Home Builders)	858	19,262
QLogic Corp.* (Semiconductors)	638	10,623
Qualcomm, Inc. (Telecommunications)	6,666	289,238
Quest Diagnostics, Inc. (Healthcare-Services)	638	32,953
Questar Corp. (Pipelines)	704	37,206
Qwest Communications International, Inc.* (Telecommunications)	6,204	60,179
R.R. Donnelley & Sons Co. (Commercial Services)	880	38,289
RadioShack Corp. (Retail)	550	18,227
Raytheon Co. (Aerospace/Defense)	1,782	96,032
Regions Financial Corp. (Banks)	2,816	93,210
Reynolds American, Inc. (Agriculture)	682	44,466
Robert Half International, Inc. (Commercial Services)	660	24,090
Rockwell Collins, Inc. (Aerospace/Defense)	660	46,622
Rockwell International Corp. (Machinery-Diversified)	638	44,303
Rohm & Haas Co. (Chemicals)	572	31,277
Rowan Cos., Inc. (Oil & Gas)	440	18,031
Ryder System, Inc. (Transportation)	242	13,020
SAFECO Corp. (Insurance)	418	26,025
Safeway, Inc. (Food)	1,760	59,893
SanDisk Corp.* (Computers)	902	44,144
Sara Lee Corp. (Food)	2,926	50,912
Schering-Plough Corp. (Pharmaceuticals)	5,940	180,814
Schlumberger, Ltd.ADR (Oil & Gas Services)	4,708	399,898
Schwab (Diversified Financial Services)	4,048	83,065
Sealed Air Corp. (Packaging & Containers)	638	19,791
Sears Holdings Corp.* (Retail)	330	55,935
Sempra Energy (Gas)	1,056	62,547
Sherwin-Williams Co. (Chemicals)	440	29,247
Sigma-Aldrich Corp. (Chemicals)	528	22,530
Simon Property Group, Inc. (REIT)	902	83,922
SLM Corp. (Diversified Financial Services)	1,650	95,007
Smith International, Inc. (Oil & Gas Services)	792	46,443
Snap-on, Inc. (Hand/Machine Tools)	242	12,223
Solectron Corp.* (Electronics)	3,608	13,277
Southern Co. (Electric)	3,014	103,350
Southwest Airlines Co. (Airlines)	3,124	46,579
Sovereign Bancorp, Inc. (Savings & Loans)	1,452	30,695
Spectra Energy Corp. (Pipelines)	2,530	65,679
Sprint Corp. (Telecommunications)	11,550	239,200
St. Jude Medical, Inc.* (Healthcare-Products)	1,342	55,680
Staples, Inc. (Retail)	2,860	67,868
Starbucks Corp.* (Retail)	2,970	77,933
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	858	57,546
State Street Corp. (Banks)	1,342	91,793
Stryker Corp. (Healthcare-Products)	1,188	74,951
Sun Microsystems, Inc.* (Computers)	14,256	74,987
Sunoco, Inc. (Oil & Gas)	484	38,565
SunTrust Banks, Inc. (Banks)	1,430	122,608
SuperValu, Inc. (Food)	836	38,724
Symantec Corp.* (Internet)	3,608	72,882
Synovus Financial Corp. (Banks)	1,298	39,849
Sysco Corp. (Food)	2,464	81,287
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,056	54,796
Target Corp. (Retail)	3,410	216,876
TECO Energy, Inc. (Electric)	836	14,362
Tektronix, Inc. (Electronics)	330	11,134
Tellabs, Inc.* (Telecommunications)	1,738	18,701
Temple-Inland, Inc. (Forest Products & Paper)	418	25,720
Tenet Healthcare Corp.* (Healthcare-Services)	1,892	12,317
Teradyne, Inc.* (Semiconductors)	748	13,150
Terex Corp.* (Machinery-Construction & Mining)	418	33,983
Texas Instruments, Inc. (Semiconductors)	5,720	215,244
Textron, Inc. (Miscellaneous Manufacturing)	506	55,716
The AES Corp.* (Electric)	2,662	58,245
The Dow Chemical Co. (Chemicals)	3,806	168,301
The E.W. Scripps Co.—Class A (Media)	330	15,078
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	462	21,026

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

The Gap, Inc. (Retail)	2,112	$40,339
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,628	352,869
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	814	28,295
The Hershey Co. (Food)	682	34,523
The New York Times Co.—Class A (Media)	572	14,529
The Pepsi Bottling Group, Inc. (Beverages)	528	17,783
The Stanley Works (Hand/Machine Tools)	330	20,031
The Travelers Companies, Inc. (Insurance)	2,662	142,417
The Williams Cos., Inc. (Pipelines)	2,398	75,825
Thermo Electron Corp.* (Electronics)	1,694	87,614
Tiffany & Co. (Retail)	550	29,183
Time Warner, Inc. (Media)	15,114	317,999
TJX Cos., Inc. (Retail)	1,826	50,215
Torchmark Corp. (Insurance)	374	25,058
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	1,144	121,241
Tribune Co. (Media)	330	9,702
TXU Corp. (Electric)	1,826	122,890
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	7,920	267,617
Tyson Foods, Inc.—Class A (Food)	1,012	23,316
U.S. Bancorp (Banks)	6,952	229,068
Union Pacific Corp. (Transportation)	1,078	124,132
Unisys Corp.* (Computers)	1,386	12,668
United Parcel Service, Inc.—Class B (Transportation)	4,224	308,352
United States Steel Corp. (Iron/Steel)	462	50,242
United Technologies Corp. (Aerospace/Defense)	3,982	282,443
UnitedHealth Group, Inc. (Healthcare-Services)	5,346	273,394
UnumProvident Corp. (Insurance)	1,364	35,614
UST, Inc. (Agriculture)	638	34,267
V.F. Corp. (Apparel)	352	32,236
Valero Energy Corp. (Oil & Gas)	2,200	162,492
Varian Medical Systems, Inc.* (Healthcare-Products)	506	21,510
VeriSign, Inc.* (Internet)	990	31,413
Verizon Communications, Inc. (Telecommunications)	11,594	477,325
Viacom, Inc.—Class B* (Media)	2,750	114,482
Vornado Realty Trust (REIT)	528	57,996
Vulcan Materials Co. (Building Materials)	374	42,838
W.W. Grainger, Inc. (Distribution/Wholesale)	286	26,612
Wachovia Corp. (Banks)	7,634	391,242
Wal-Mart Stores, Inc. (Retail)	9,680	465,705
Walgreen Co. (Retail)	4,004	174,334
Walt Disney Co. (Media)	7,920	270,389
Washington Mutual, Inc. (Savings & Loans)	3,542	151,031
Waste Management, Inc. (Environmental Control)	2,068	80,755
Waters Corp.* (Electronics)	396	23,507
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	418	13,598
Weatherford International, Ltd.ADR* (Oil & Gas Services)	1,342	74,132
WellPoint, Inc.* (Healthcare-Services)	2,442	194,945
Wells Fargo & Co. (Banks)	13,332	468,886
Wendy’s International, Inc. (Retail)	352	12,936
Western Union Co. (Commercial Services)	3,080	64,156
Weyerhaeuser Co. (Forest Products & Paper)	858	67,722
Whirlpool Corp. (Home Furnishings)	308	34,250
Whole Foods Market, Inc. (Food)	572	21,908
Windstream Corp. (Telecommunications)	1,914	28,251
Wrigley (Wm.) Jr. Co. (Food)	858	47,456
Wyeth (Pharmaceuticals)	5,368	307,801
Wyndham Worldwide Corp.* (Lodging)	726	26,325
Xcel Energy, Inc. (Electric)	1,628	33,325
Xerox Corp.* (Office/Business Equipment)	3,740	69,115
Xilinx, Inc. (Semiconductors)	1,188	31,803
XL Capital, Ltd.—Class A (Insurance)	748	63,049
XTO Energy, Inc. (Oil & Gas)	1,540	92,554
Yahoo!, Inc.* (Internet)	4,840	131,309
YUM! Brands, Inc. (Retail)	2,112	69,105
Zimmer Holdings, Inc.* (Healthcare-Products)	946	80,306
Zions Bancorp (Banks)	440	33,840

TOTAL COMMON STOCKS
(Cost $35,193,081)		53,381,540

Repurchase Agreements (15.1%)
	Principal
	Amount

UBS, 4.98%, 7/2/07+, dated 6/29/07, with a repurchase price of $9,115,781 (Collateralized by $9,260,000 of various U.S. Government Agency Obligations, 4.75% - 5.25%, 8/3/07-12/5/11, market value $9,296,049)	$9,112,000	9,112,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,112,000)		9,112,000

TOTAL INVESTMENT SECURITIES
(Cost $44,305,081)—103.5%		62,493,540
Net other assets (liabilities)—(3.5)%		(2,122,145)

NET ASSETS—100.0%		$60,371,395

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $33,374,000)	88	$154,903

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Equity Index Swap Agreement based on the S&P 500 Index expiring 7/30/07	$33,226,911	$(75,214)
Equity Index Swap Agreement based on the S&P 500 Index expiring 7/30/07	1,288,657	(2,935)

ProFund VP UltraBull invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising	0.1%
Aerospace/Defense	2.1%
Agriculture	1.5%
Airlines	0.1%
Apparel	0.3%

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP UltraBull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Auto Manufacturers	0.3%
Auto Parts & Equipment	0.2%
Banks	5.5%
Beverages	1.7%
Biotechnology	0.7%
Building Materials	0.3%
Chemicals	1.3%
Coal	0.2%
Commercial Services	0.7%
Computers	3.9%
Cosmetics/Personal Care	1.6%
Distribution/Wholesale	0.1%
Diversified Financial Services	7.5%
Electric	2.8%
Electrical Components & Equipment	0.2%
Electronics	0.2%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.6%
Forest Products & Paper	0.3%
Gas	0.2%
Hand/Machine Tools	NM
Healthcare-Products	2.5%
Healthcare-Services	1.4%
Home Builders	NM
Home Furnishings	0.2%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	4.1%
Internet	1.6%
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	0.4%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.4%
Media	2.8%
Metal Fabricate/Hardware	0.1%
Mining	0.5%
Miscellaneous Manufacturing	4.8%
Office/Business Equipment	0.2%
Oil & Gas	7.9%
Oil & Gas Services	1.5%
Packaging & Containers	NM
Pharmaceuticals	4.9%
Pipelines	0.4%
REIT	1.1%
Real Estate	NM
Retail	4.9%
Savings & Loans	0.4%
Semiconductors	2.7%
Software	3.3%
Telecommunications	5.7%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other**	11.6%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

6

PROFUNDS VP ProFund VP UltraBull (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $35,193,081)	$53,381,540
Repurchase agreements, at cost	9,112,000

Total Investment Securities	62,493,540
Cash	41,495
Segregated cash balances with brokers for futures contracts	1,915,502
Dividends and interest receivable	62,018
Receivable for capital shares issued	512,879
Receivable for investments sold	21,711
Prepaid expenses	728

Total Assets	65,047,873

Liabilities:
Payable for investments purchased	50,091
Payable for capital shares redeemed	4,373,620
Unrealized loss on swap agreements	78,149
Variation margin on futures contracts	41,338
Advisory fees payable	45,629
Management services fees payable	6,084
Administration fees payable	1,840
Administrative services fees payable	20,703
Distribution fees payable	23,541
Trustee fees payable	17
Transfer agency fees payable	4,293
Fund accounting fees payable	2,939
Compliance services fees payable	485
Other accrued expenses	27,749

Total Liabilities	4,676,478

Net Assets	$60,371,395

Net Assets consist of:
Capital	$59,769,073
Accumulated net investment income (loss)	775,951
Accumulated net realized gains (losses) on investments	(18,438,842)
Net unrealized appreciation (depreciation) on investments	18,265,213

Net Assets	$60,371,395

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,307,663

Net Asset Value (offering and redemption price per share)	$26.16

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$601,655
Interest	355,663

Total Investment Income	957,318

Expenses:
Advisory fees	283,236
Management services fees	56,648
Administration fees	10,941
Transfer agency fees	12,551
Administrative services fees	105,105
Distribution fees	94,412
Custody fees	27,927
Fund accounting fees	18,894
Trustee fees	668
Compliance services fees	869
Other fees	22,350

Total Gross Expenses before reductions	633,601
Less Expenses reduced by the Advisor	(18,883)

Total Net Expenses	614,718

Net Investment Income (loss)	342,600

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(385,809)
Net realized gains (losses) on futures contracts	371,739
Net realized gains (losses) on swap agreements	241,271
Change in net unrealized appreciation/depreciation on investments	2,159,854

Net Realized and Unrealized Gains (Losses) on Investments	2,387,055

Change in Net Assets Resulting from Operations	$2,729,655

See accompanying notes to the financial statements.

7

PROFUNDS VP ProFund VP UltraBull
Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$342,600	$433,351
Net realized gains (losses) on investments	227,201	8,962,805
Change in net unrealized appreciation/depreciation on investments	2,159,854	3,686,738

Change in net assets resulting from operations	2,729,655	13,082,894

Distributions to Shareholders From:
Net investment income	—	(178,786)
Net realized gains on investments	—	(2,629,597)

Change in net assets resulting from distributions	—	(2,808,383)

Capital Transactions:
Proceeds from shares issued	642,081,478	1,055,663,375
Dividends reinvested	—	2,808,383
Value of shares redeemed	(654,869,440)	(1,050,054,349)

Change in net assets resulting from capital transactions	(12,787,962)	8,417,409

Change in net assets	(10,058,307)	18,691,920
Net Assets:
Beginning of period	70,429,702	51,737,782

End of period	$60,371,395	$70,429,702

Accumulated net investment income (loss)	$775,951	$443,351

Share Transactions:
Issued	25,894,027	48,773,881
Reinvested	—	134,180
Redeemed	(26,540,174)	(48,459,760)

Change in shares	(646,147)	448,301

See accompanying notes to the financial statements.

8

PROFUNDS VP ProFund VP UltraBull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2007		year ended	year ended	year ended	year ended	year ended
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$23.84		$20.65	$22.84	$22.19	$14.51	$22.71

Investment Activities:
Net investment income (loss)(a)	0.11		0.16	0.05	0.02	(0.05)	(0.08)
Net realized and unrealized gains (losses) on investments	2.21		4.40	0.49	3.55	7.73	(8.12)

Total income (loss) from investment activities	2.32		4.56	0.54	3.57	7.68	(8.20)

Distributions to Shareholders From:
Net investment income	—		(0.09)	(0.02)	—	—	—
Net realized gains on investments	—		(1.28)	(2.71)	(2.92)	—	—

Total distributions	—		(1.37)	(2.73)	(2.92)	—	—

Net Asset Value, End of Period	$26.16		$23.84	$20.65	$22.84	$22.19	$14.51

Total Return	9.73	%(b)	23.06%	2.61%	17.18%	52.93%	(36.11)%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.75%	1.88%	1.89%	2.07%	2.12%
Net expenses(c)	1.63%		1.72%	1.88%	1.89%	1.84%	1.98%
Net investment income (loss)(c)	0.91%		0.74%	0.24%	0.11%	(0.32)%	(0.46)%
Supplemental Data:
Net assets, end of period (000’s)	$60,371		$70,430	$51,738	$96,514	$68,318	$42,288
Portfolio turnover rate(d)	544	%(b)	1,411%	681%	830%	1,124%	1,249%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP Bear

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the S&P 500 Index.
Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(79)%
Swap Agreements	(22)%
Options	NM

Total Exposure	(101)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings
The ProFund VP Bear primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index - Composition
% of Index

Financial	21%
Consumer Non-Cyclical	19%
Industrial	12%
Communications	12%
Technology	11%
Energy	11%
Consumer Cyclical	8%
Utilities	3%
Basic Materials	3%

PROFUNDS VP ProFund VP Bear	Schedule of Portfolio Investments June 30, 2007
(unaudited)

U.S. Government Agency Obligations (76.9%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 4.60%, 7/2/07+	$6,220,000	$6,219,205
Federal Farm Credit Bank, 4.60%, 7/2/07+	6,220,000	6,219,205
Federal Home Loan Bank, 4.60%, 7/2/07+	6,220,000	6,219,205
Federal Home Loan Mortgage Corp.,
4.60%, 7/2/07+	6,220,000	6,219,205

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost $24,876,820)		24,876,820

Repurchase Agreements (19.2%)

UBS, 4.98%, 7/2/07+, dated 6/29/07, with a repurchase price of $6,219,580 (Collateralized by $6,371,000 of various U.S. Government Agency Obligations, 5.25% - 5.50%, 3/15/11-12/5/11, market value $6,343,920)	6,217,000	6,217,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,217,000)		6,217,000

Options Purchased(NM)
	Contracts

S&P 500 Futures Call Option 1900
expiring September 2007	125	1,313

TOTAL OPTIONS PURCHASED
(Cost $2,063)		1,313

TOTAL INVESTMENT SECURITIES
(Cost $31,095,883)—96.1%		31,095,133
Net other assets (liabilities)—3.9%		1,262,044

NET ASSETS—100.0%		$32,357,177

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract
expiring September 2007 (Underlying
face amount at value $3,413,250)	45	$31,455
S&P 500 Futures Contract expiring
September 2007 (Underlying face
amount at value $21,996,500)	58	(37,862)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based
on the S&P 500 Index expiring 7/30/07	$(6,551,921)	$14,758
Equity Index Swap Agreement based on
the S&P 500 Index expiring 7/30/07	(588,453)	1,326

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP Bear
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $24,878,883)	$24,878,133
Repurchase agreements, at cost	6,217,000

Total Investment Securities	31,095,133
Segregated cash balances with brokers for
futures contracts	1,158,295
Segregated cash balances with custodian for
swap agreements	920
Interest receivable	1,720
Unrealized gain on swap agreements	16,084
Receivable for capital shares issued	134,426
Variation margin on futures contracts	15,871
Prepaid expenses	736

Total Assets	32,423,185

Liabilities:
Cash overdraft	17,562
Advisory fees payable	19,653
Management services fees payable	2,620
Administration fees payable	794
Administrative services fees payable	9,266
Distribution fees payable	6,878
Trustee fees payable	10
Transfer agency fees payable	1,643
Fund accounting fees payable	1,147
Compliance services fees payable	353
Other accrued expenses	6,082

Total Liabilities	66,008

Net Assets	$32,357,177

Net Assets consist of:
Capital	$83,336,649
Accumulated net investment income (loss)	2,367,556
Accumulated net realized gains (losses) on
investments	(53,355,955)
Net unrealized appreciation (depreciation) on
investments	8,927

Net Assets	$32,357,177

Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized,
no par value)	1,294,418

Net Asset Value (offering and redemption price
per share)	$25.00

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$990,762

Expenses:
Advisory fees	142,146
Management services fees	28,429
Administration fees	5,501
Transfer agency fees	5,551
Administrative services fees	65,232
Distribution fees	47,382
Custody fees	5,258
Fund accounting fees	7,552
Trustee fees	272
Compliance services fees	467
Other fees	10,270

Total Gross Expenses before reductions	318,060
Less Expenses reduced by the Advisor	(9,477)

Total Net Expenses	308,583

Net Investment Income (Loss)	682,179

Realized and Unrealized Gains (Losses)
on Investments:
Net realized gains (losses) on investment securities	(516)
Net realized gains (losses) on futures contracts	(1,439,442)
Net realized gains (losses) on swap agreements	(1,865,710)
Change in net unrealized appreciation/depreciation
on investments	(82,096)

Net Realized and Unrealized Gains (Losses)
on Investments	(3,387,764)

Change in Net Assets Resulting from Operations	$(2,705,585)

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP Bear

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$682,179	$1,685,377
Net realized gains (losses) on investments	(3,305,668)	(7,254,877)
Change in net unrealized appreciation/depreciation on investments	(82,096)	(345,445)

Change in net assets resulting from operations	(2,705,585)	(5,914,945)

Distributions to Shareholders From:
Net investment income	—	(917,468)

Change in net assets resulting from distributions	—	(917,468)

Capital Transactions:
Proceeds from shares issued	155,997,737	468,050,933
Dividends reinvested	—	917,468
Value of shares redeemed	(150,320,021)	(483,563,372)

Change in net assets resulting from capital transactions	5,677,716	(14,594,971)

Change in net assets	2,972,131	(21,427,384)
Net Assets:
Beginning of period	29,385,046	50,812,430

End of period	$32,357,177	$29,385,046

Accumulated net investment income (loss)	$2,367,556	$1,685,377

Share Transactions:
Issued	6,049,440	16,793,256
Reinvested	—	33,743
Redeemed	(5,894,796)	(17,487,930)

Change in shares	154,644	(660,931)

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP Bear

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2007		year ended	year ended	year ended	year ended	year ended
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value,
Beginning of Period	$25.78		$28.22	$28.61	$31.89	$42.29	$35.07

Investment Activities:
Net investment income (loss)(a)	0.46		0.89	0.39	(0.22)	(0.36)	(0.23)
Net realized and unrealized gains (losses) on investments	(1.24)		(2.99)	(0.78)	(3.06)	(10.04	7.53)

Total income (loss) from
investment activities	(0.78)		(2.10)	(0.39)	(3.28)	(10.40)	7.30

Distributions to Shareholders From:
Net investment income	—		(0.34)	—	—	—	(0.08)

Net Asset Value, End of Period	$25.00		$25.78	$28.22	$28.61	$31.89	$42.29

Total Return	(3.03	)%(b)	(7.50)%	(1.36)%	(10.29)%	(24.59)%	20.82%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.74%	1.86%	1.90%	1.98%	2.03%
Net expenses(c)	1.63%		1.70%	1.86%	1.90%	1.98%	1.98%
Net investment income (loss)(c)	3.60%		3.24%	1.36%	(0.70)%	(0.96)%	(0.57)%

Supplemental Data:
Net assets, end of period (000’s)	$32,357		$29,385	$50,812	$30,887	$54,301	$77,938
Portfolio turnover rate(d)	—	(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

13

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007
Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily performance of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(5)%
Swap Agreements	(122)%
Options	NM

Total Exposure	(127)%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.05%.
Holdings
The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	June 30, 2007
(unaudited)

U.S. Government Agency Obligations (81.1%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 4.60%, 7/2/07+	$24,467,000	$24,463,874
Federal Farm Credit Bank, 4.60%, 7/2/07+	24,467,000	24,463,874
Federal Home Loan Bank, 4.60%, 7/2/07+	24,467,000	24,463,874
Federal Home Loan Mortgage Corp., 4.60%, 7/2/07+	24,467,000	24,463,874

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $97,855,496)		97,855,496

Repurchase Agreements (20.3%)
UBS, 4.98%, 7/2/07,+ dated 6/29/07, with a repurchase price of $24,465,149 (Collateralized by $25,001,000 of various U.S. Government Agency Obligations, 4.75% - 5.50%, 8/3/07-3/15/11, market value $24,945,370)	24,455,000	24,455,000

TOTAL REPURCHASE AGREEMENTS
(Cost $24,455,000)		24,455,000

Options Purchased(NM)
	Contracts

30-year U.S. Treasury Note Call Option 132 expiring December 2007	350	3,209

TOTAL OPTIONS PURCHASED
(Cost $6,108)		3,209

TOTAL INVESTMENT SECURITIES
(Cost $122,316,604)—(101.4)%		122,313,705
Net other assets (liabilities)—(1.4)%		(1,700,218)

NET ASSETS—100.0%		$120,613,487

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)

30-year U.S. Treasury Bond Futures Contract expiring September 2007 (Underlying face amount at value $6,353,563)	59	$3,766

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.75% Due 2/15/37) 6/30/07	$(144,768,000)	$(1,929,221)
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.75% Due 2/15/37) 6/30/07	(1,602,250)	(185,698)

See accompanying notes to the financial statements.

14

PROFUNDS VP
ProFund VP Rising Rates Opportunity
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $97,861,604)	$97,858,705
Repurchase agreements, at cost	24,455,000

Total Investment Securities	122,313,705
Cash	47,204
Segregated cash balances with brokers for futures contracts	38,636
Segregated cash balances with custodian for swap agreements	663
Interest receivable	6,766
Receivable for capital shares issued	620,907
Prepaid expenses	1,423

Total Assets	123,029,304

Liabilities:
Payable for capital shares redeemed	27,511
Unrealized loss on swap agreements	2,114,919
Variation margin on futures contracts	46,094
Advisory fees payable	73,408
Management services fees payable	9,788
Administration fees payable	2,966
Administrative services fees payable	49,713
Distribution fees payable	48,595
Trustee fees payable	28
Transfer agency fees payable	6,196
Fund accounting fees payable	4,284
Compliance services fees payable	825
Other accrued expenses	31,490

Total Liabilities	2,415,817

Net Assets	$120,613,487

Net Assets consist of:
Capital	$152,812,094
Accumulated net investment income (loss)	7,228,201
Accumulated net realized gains (losses) on investments	(37,312,756)
Net unrealized appreciation (depreciation) on investments	(2,114,052)

Net Assets	$120,613,487

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	5,397,338

Net Asset Value (offering and redemption price per share)	$22.35

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$3,012,543

Expenses:
Advisory fees	433,118
Management services fees	86,624
Administration fees	18,291
Transfer agency fees	19,231
Administrative services fees	165,646
Distribution fees	144,372
Custody fees	9,842
Fund accounting fees	26,157
Trustee fees	984
Compliance services fees	1,423
Other fees	35,886

Total Gross Expenses before reductions	941,574
Less Expenses reduced by the Advisor	(28,875)

Total Net Expenses	912,699

Net Investment Income (Loss)	2,099,844

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,139)
Net realized gains (losses) on futures contracts	157,780
Net realized gains (losses) on swap agreements	8,237,747
Change in net unrealized appreciation/depreciation on investments	(4,225,420)

Net Realized and Unrealized Gains (Losses) on Investments	4,163,968

Change in Net Assets Resulting from Operations	$6,263,812

See accompanying notes to the financial statements.

15

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31, 2006

From Investment Activities: Operations:
Net investment income (loss)	$2,099,844	$5,128,357
Net realized gains (losses) on investments	8,389,388	7,414,638
Change in net unrealized appreciation/depreciation on investments	(4,225,420)	1,829,376

Change in net assets resulting from operations	6,263,812	14,372,371

Distributions to Shareholders From:
Net investment income	—	(2,305,564)

Change in net assets resulting from distributions	—	(2,305,564)

Capital Transactions:
Proceeds from shares issued	291,917,860	935,713,990
Dividends reinvested	—	2,305,564
Value of shares redeemed	(308,462,576)	(958,571,466)

Change in net assets resulting from capital transactions	(16,544,716)	(20,551,912)

Change in net assets	(10,280,904)	(8,485,105)
Net Assets:
Beginning of period	130,894,391	139,379,496

End of period	$120,613,487	$130,894,391

Accumulated net investment income (loss)	$7,228,201	$5,128,357

Share Transactions:
Issued	13,665,177	44,033,519
Reinvested	—	109,998
Redeemed	(14,590,386)	(45,105,553)

Change in shares	(925,209)	(962,036)

See accompanying notes to the financial statements.

16

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 through December 31, 2002(a)

Net Asset Value, Beginning of Period	$20.70		$19.13	$20.78	$23.32	$24.32	$30.00

Investment Activities:
Net investment income (loss)(b)	0.38		0.70	0.27	(0.10)	(0.23)	(0.09)
Net realized and unrealized gains (losses) on investments	1.27		1.26	(1.92)	(2.44)	(0.77)	(5.59)

Total income (loss) from investment activities
	1.65		1.96	(1.65)	(2.54)	(1.00)	(5.68)

Distributions to Shareholders From:
Net investment income	—		(0.39)	—	—	—	—

Net Asset Value, End of Period	$22.35		$20.70	$19.13	$20.78	$23.32	$24.32

Total Return	7.97	%(c)	10.15%	(7.89)%	(10.89)%	(4.11)%	(18.93	)%(c)
Ratios to Average Net Assets:
Gross expenses(d)	1.63%		1.64%	1.73%	1.75%	1.91%	2.13%
Net expenses(d)	1.58%		1.61%	1.73%	1.75%	1.91%	1.98%
Net investment income (loss)(d)	3.64%		3.31%	1.36%	(0.45)%	(0.94)%	(0.49)%
Supplemental Data:
Net assets, end of period (000’s)	$120,613		$130,894	$139,379	$179,638	$74,272	$7,168
Portfolio turnover rate(e)	—	(c)	—	—	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

17

PROFUNDS VP

Notes to Financial Statements
June 30, 2007
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP UltraBull, ProFund VP Bear and ProFund VP Rising Rates Opportunity (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s and ProFunds VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

18

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

Real Estate Investment Trusts

 The ProFunds VP, other than ProFunds VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of June 30, 2007, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

 Each ProFund VP, may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued or delayed-delivery securities. As of June 30, 2007, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

19

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

Index Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of June 30, 2007 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements

The ProFunds VP may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFunds VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, which is generally no later than monthly, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

20

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

The ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund VP will enter into swap agreements only with large, well-capitalized and well established financial institutions. The creditworthiness of each of the firms, which is a party to a swap agreement, is monitored by the Advisor. Swap agreements are collateralized by cash and certain securities as indicated on the Schedule of Portfolio Investments of each particular ProFund VP.

Investment Transactions and Related Income

Investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the three active ProFunds VP included in this report, the Advisor serves as the investment advisor for each of the additional 99 active ProFunds in the ProFunds Trust not included in this report and each of the Funds in the Access One Trust and ProShares Trust (other trusts in the Fund Complex advised by the Advisor or an affiliate).

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

Distributions to Shareholders

 Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification.

Federal Income Taxes

 Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

In addition, effective June 29, 2007, the ProFunds VP adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ VP tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then). The adoption of FIN 48 did not impact the ProFunds’ VP net assets or results of operations.

21

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

New Accounting Standards

 In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the ProFunds VP do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays BISYS an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to BISYS by the Trust for support of the ProFunds VP Compliance Service Program. ProFunds Distributors, Inc. (the “Distributor”), an affiliate of BISYS, serves as the Trust’s distributor. Under the Amended and Restated Distribution Agreement dated July 1, 2006, for providing the distribution entity and infrastructure related platform the Distributor receives an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts. To the extent the Trusts cannot pay the Distributor such compensation and expense reimbursements in full pursuant to the Distribution and Shareholder Services Plan, it is contemplated that the Advisor, or an affiliate of the Advisor will pay any unpaid portion of such compensation and expense reimbursements to the Distributor. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives a base fee, service charges, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as reimbursement or compensation for distribution-related activities and/or shareholder services. Under the Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 0.25% (on an annual basis) of the average daily net assets of the applicable ProFund VP attributable to, or held in the name of the Authorized Firm for, its clients. Each ProFund VP may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers. During the period ended June 30, 2007, the Advisor, as an Authorized Firm, was reimbursed $924,512 for expenses incurred under the Plan in aggregate relating to the Trust.

22

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One Trust and ProShares Trust will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $65,000. Independent Trustees will also receive $3,000 for attending each regular quarterly in person meeting, $3,000 for attending each special in-person meeting and $1,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $41,500 ($83,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended June 30, 2007. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2006 through April 30, 2007, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP.

Effective May 1, 2007, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2007 through April 30, 2008 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFunds VP to exceed the expense limit for the applicable period. As of June 30, 2007, there are no amounts that may potentially be repaid by the ProFunds VP pursuant to this agreement.

During the period ended June 30, 2007, the Advisor voluntarily waived additional management services fees in the amounts listed below for the ProFunds VP. These fees were voluntarily waived to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

Waiver

ProFund VP UltraBull	$18,883
ProFund VP Bear	9,477
ProFund VP Rising Rates Opportunity	28,875

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2007 were as follows:

	Purchases	Sales

ProFund VP UltraBull	$313,383,843	$320,206,272

5.	Federal Income Tax Information

As of the latest tax year end of December 31, 2006, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	Total

ProFund VP UltraBull	$23,991,155	$9,474,329	$3,069,606	$7,512,896	$44,047,986
ProFund VP Rising Rates Opportunity	—	21,517,217	22,965,205	—	44,482,422

23

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

As of the latest tax year end of December 31, 2006, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires
	12/31/09	12/31/10	12/31/11	12/31/12	12/31/13	Total

ProFund VP UltraBull	$6,605,770	$5,004,296	$1,935,011	$195,963	$2,083,596	$15,824,636
ProFund VP Bear	1,705,631	—	4,317,522	—	—	6,023,153
ProFund VP Rising Rates Opportunity	—	991,998	26,871	—	—	1,018,869

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP UltraBull	$2,808,383	$—	$2,808,383
ProFund VP Bear	917,468	—	917,468
ProFund VP Rising Rates Opportunity	2,305,564	—	2,305,564

As of the latest tax year ended December 31, 2006, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Unrealized
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP UltraBull	$4,543,078	$3,034,028	$—	$(15,824,636)	$6,120,197	$(2,127,333)
ProFund VP Bear	1,685,377	—	—	(50,071,139)	111,875	(48,273,887)
ProFund VP Rising Rates Opportunity	5,128,357	—	—	(45,501,291)	1,910,515	(38,462,419)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2007.

At June 30, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP UltraBull	$52,360,556	$10,266,095	$(133,111)	$10,132,984)
ProFund VP Bear	31,095,883	44,929	(45,679)	(750)
ProFund VP Rising Rates Opportunity	122,316,604	48,782	(51,681)	(2,899)

24

PROFUNDS VP

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2007 and held for the entire period from January 1, 2007 through June 30, 2007.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07

ProFund VP UltraBull	$1,000.00	$1,097.32	$8.48	1.63%
ProFund VP Bear	1,000.00	969.75	7.96	1.63%
ProFund VP Rising Rates Opportunity	1,000.00	1,079.70	8.15	1.58%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Return table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07

ProFund VP UltraBull	$1,000.00	$1,016.71	$8.15	1.63%
ProFund VP Bear	1,000.00	1,016.71	8.15	1.63%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.96	7.90	1.58%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

25

This Page Intentionally Left Blank

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

06/07

Not just funds, ProFundsSM Classic ProFunds VP Bull Small-Cap OTC Inverse ProFund VP Short Small-Cap Money Market ProFund VP Money Market

Semiannual Report
June 30, 2007

i	Message from the Chairman
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Bull
10	ProFund VP Small-Cap
22	ProFund VP OTC
27	ProFund VP Short Small-Cap
31	ProFund VP Money Market

35	Notes to Financial Statements

42	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2007.

During the period, the U.S. economy seemed poised to pull off the “soft landing” that the Federal Reserve had been hoping for. Gross Domestic Product (GDP) moderated during the first quarter, suggesting that the economys’ growth rate had slowed to less than 1% per year. But with most economic indicators pointing to stronger growth in the second quarter, most economists surveyed by the Wall Street Journal are forecasting 2-3% growth rates for the second half of 2007. However, a minority of economists worry that the consensus fails to factor in the negative impact that lower housing prices and higher mortgage rates will have on the consumers’ pocketbooks.

Equities Continued to March Forward . . .

 The broad U.S. equity market continued upward during the first six months of 2007, as evidenced by the S&P 500 Index, which returned 7.0% for the period. Other major indexes also posted solid six month returns, including the Dow Jones Industrial Average 8.8%, the NASDAQ-100 Index 10.3%, the S&P MidCap 400 Index 12.0%, and the Russell 2000 Index 6.4%.

Looking under the hood, however, it was clear that not all the moving parts were moving in synch. Of the ten primary industry groups, as measured by the Dow Jones Sector indexes, the Basic Materials, Oil & Gas, and Telecommunications surged ahead, returning 20.0%, 18.3%, and 15.4%, respectively. Financials was the only industry group that turned in a negative performance for the period, –0.9%. Other industry groups that trailed the broader market averages included Consumer Services, Consumer Goods, and Health Care, with returns of 4.5%, 5.8%, and 5.9%, respectively.

. . . While Bonds Faltered

The Fed remained vigilant in its efforts to keep inflation under control, and held its key short-term interest rate, the Fed Funds Target Rate, steady, at 5.25%. The long end of the yield curve moved higher, as the 30-year bond yield went from 4.8% to 5.1% over the period, resulting in a –3.7% return for investors in the Long Bond.

 Navigate Today’s Markets

 Whatever direction the market takes, ProFunds believes investors should have abundant opportunities to increase potential return and reduce risk. That’s why we continue to offer innovative ways for investors to seek higher potential returns and reduced risk through exposure to a variety of U.S. and foreign equity, fixed income and currency market indexes.

As always, we deeply appreciate your continued trust in ProFunds VP.

Sincerely,

Michael Sapir
Chairman

This material must be preceded or accompanied by a current prospectus. Investing in the ProFunds VP involves certain risks, including in all or some cases, leverage, liquidity, concentration, non-diversification, repurchase agreement and inverse correlation risks. These risks can increase volatility and decrease performance. Please see the prospectus for a more complete description of these risks. All ProFunds VP permit active investment strategies, which can decrease performance.

i

PROFUNDS VP ProFund VP Bull

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses, that the daily performance of the S&P 500 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	81%
Futures Contracts	20%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	2.9%
General Electric Co.	2.4%
AT&T, Inc.	1.6%
Citigroup, Inc.	1.5%
Microsoft Corp.	1.5%

S&P 500 Index - Composition
% of Index

Financial	21%
Consumer Non-Cyclical	19%
Industrial	12%
Communications	12%
Technology	11%
Energy	11%
Consumer Cyclical	8%
Utilities	3%
Basic Materials	3%

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (81.4%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	8,777	$761,756
Abbott Laboratories (Pharmaceuticals)	18,760	1,004,598
Abercrombie & Fitch Co.—Class A (Retail)	1,072	78,235
ACE, Ltd.ADR (Insurance)	3,953	247,142
Adobe Systems, Inc.* (Software)	7,169	287,835
Advanced Micro Devices, Inc.* (Semiconductors)	6,700	95,810
Aetna, Inc. (Healthcare-Services)	6,298	311,121
Affiliated Computer Services, Inc.—Class A* (Computers)	1,206	68,404
AFLAC, Inc. (Insurance)	5,963	306,498
Agilent Technologies, Inc.* (Electronics)	4,824	185,435
Air Products & Chemicals, Inc. (Chemicals)	2,613	210,007
Alcoa, Inc. (Mining)	10,586	429,051
Allegheny Energy, Inc.* (Electric)	2,010	103,997
Allegheny Technologies, Inc. (Iron/Steel)	1,273	133,512
Allergan, Inc. (Pharmaceuticals)	3,752	216,265
Allied Waste Industries, Inc.* (Environmental Control)	3,082	41,484
Allstate Corp. (Insurance)	7,370	453,329
Alltel Corp. (Telecommunications)	4,221	285,129
Altera Corp. (Semiconductors)	4,288	94,893
Altria Group, Inc. (Agriculture)	25,594	1,795,163
Amazon.com, Inc.* (Internet)	3,752	256,674
Ambac Financial Group, Inc. (Insurance)	1,273	110,993
Ameren Corp. (Electric)	2,479	121,496
American Electric Power, Inc. (Electric)	4,824	217,273
American Express Co. (Diversified Financial Services)	14,472	885,397
American International Group, Inc. (Insurance)	31,557	2,209,937
American Standard Cos. (Building Materials)	2,144	126,453
Ameriprise Financial, Inc. (Diversified Financial Services)	2,881	183,145
AmerisourceBergen Corp. (Pharmaceuticals)	2,345	116,007
Amgen, Inc.* (Biotechnology)	14,137	781,635
Anadarko Petroleum Corp. (Oil & Gas)	5,628	292,600
Analog Devices, Inc. (Semiconductors)	3,953	148,791
Anheuser-Busch Cos., Inc. (Beverages)	9,246	482,271
AON Corp. (Insurance)	3,551	151,308
Apache Corp. (Oil & Gas)	4,020	327,992
Apartment Investment and Management Co.—Class A (REIT)	1,206	60,806
Apollo Group, Inc.—Class A* (Commercial Services)	1,675	97,870
Apple Computer, Inc.* (Computers)	10,519	1,283,739
Applera Corp.—Applied Biosystems Group (Electronics)	2,211	67,524
Applied Materials, Inc. (Semiconductors)	16,817	334,154
Archer-Daniels-Midland Co. (Agriculture)	7,973	263,827
Archstone-Smith Trust (REIT)	2,680	158,415
Ashland, Inc. (Chemicals)	670	42,846
Assurant, Inc. (Insurance)	1,206	71,057
AT&T, Inc. (Telecommunications)	75,040	3,114,160
Autodesk, Inc.* (Software)	2,814	132,483
Automatic Data Processing, Inc. (Software)	6,700	324,749
AutoNation, Inc.* (Retail)	1,809	40,594
AutoZone, Inc.* (Retail)	603	82,382
Avalonbay Communities, Inc. (REIT)	938	111,509
Avaya, Inc.* (Telecommunications)	5,494	92,519
Avery Dennison Corp. (Household Products/Wares)	1,139	75,721
Avon Products, Inc. (Cosmetics/Personal Care)	5,360	196,980
Baker Hughes, Inc. (Oil & Gas Services)	3,886	326,929
Ball Corp. (Packaging & Containers)	1,273	67,685
Bank of America Corp. (Banks)	54,002	2,640,158
Bank of New York Co., Inc. (Banks)	9,179	380,378
Bard (C.R.), Inc. (Healthcare-Products)	1,273	105,188
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	1,340	67,308
Bausch & Lomb, Inc. (Healthcare-Products)	670	46,525
Baxter International, Inc. (Healthcare-Products)	7,906	445,424
BB&T Corp. (Banks)	6,633	269,830
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,474	206,360
Becton, Dickinson & Co. (Healthcare-Products)	2,948	219,626
Bed Bath & Beyond, Inc.* (Retail)	3,350	120,566
Bemis Co., Inc. (Packaging & Containers)	1,273	42,238
Best Buy Co., Inc. (Retail)	4,958	231,390
Big Lots, Inc.* (Retail)	1,340	39,423
Biogen Idec, Inc.* (Biotechnology)	4,154	222,239
Biomet, Inc. (Healthcare-Products)	3,015	137,846
BJ Services Co. (Oil & Gas Services)	3,551	100,990
Black & Decker Corp. (Hand/Machine Tools)	804	71,001
BMC Software, Inc.* (Software)	2,479	75,114
Boeing Co. (Aerospace/Defense)	9,581	921,309

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Boston Properties, Inc. (REIT)	1,474	$150,540
Boston Scientific Corp.* (Healthcare-Products)	14,405	220,973
Bristol-Myers Squibb Co. (Pharmaceuticals)	23,919	754,884
Broadcom Corp.—Class A* (Semiconductors)	5,628	164,619
Brown-Forman Corp. (Beverages)	938	68,549
Brunswick Corp. (Leisure Time)	1,072	34,979
Burlington Northern Santa Fe Corp. (Transportation)	4,355	370,785
C.H. Robinson Worldwide, Inc. (Transportation)	2,077	109,084
CA, Inc. (Software)	5,025	129,796
Campbell Soup Co. (Food)	2,613	101,411
Capital One Financial Corp. (Diversified Financial Services)	5,025	394,161
Cardinal Health, Inc. (Pharmaceuticals)	4,690	331,302
Carnival Corp.ADR (Leisure Time)	5,360	261,407
Caterpillar, Inc. (Machinery-Construction & Mining)	7,772	608,548
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	2,278	83,147
CBS Corp.—Class B (Media)	8,911	296,914
Celgene Corp.* (Biotechnology)	4,623	265,037
CenterPoint Energy, Inc. (Electric)	3,886	67,616
Centex Corp. (Home Builders)	1,474	59,107
CenturyTel, Inc. (Telecommunications)	1,340	65,727
Chesapeake Energy Corp. (Oil & Gas)	4,958	171,547
ChevronTexaco Corp. (Oil & Gas)	26,130	2,201,191
Chicago Mercantile Exchange (Diversified Financial Services)	402	214,813
Chubb Corp. (Insurance)	4,891	264,799
Ciena Corp.* (Telecommunications)	1,072	38,731
CIGNA Corp. (Insurance)	3,484	181,934
Cincinnati Financial Corp. (Insurance)	2,077	90,142
Cintas Corp. (Textiles)	1,608	63,403
Circuit City Stores, Inc. (Retail)	1,675	25,259
Cisco Systems, Inc.* (Telecommunications)	73,834	2,056,277
CIT Group, Inc. (Diversified Financial Services)	2,345	128,576
Citigroup, Inc. (Diversified Financial Services)	60,166	3,085,914
Citizens Communications Co. (Telecommunications)	4,154	63,432
Citrix Systems, Inc.* (Software)	2,211	74,444
Clear Channel Communications, Inc. (Media)	6,030	228,055
Clorox Co. (Household Products/Wares)	1,876	116,500
CMS Energy Corp. (Electric)	2,747	47,248
Coach, Inc.* (Apparel)	4,489	212,734
Coca-Cola Co. (Beverages)	24,455	1,279,241
Coca-Cola Enterprises, Inc. (Beverages)	3,417	82,008
Cognizant Technology Solutions Corp.* (Computers)	1,742	130,807
Colgate-Palmolive Co. (Cosmetics/Personal Care)	6,231	404,080
Comcast Corp.—Special Class A* (Media)	37,855	1,064,483
Comerica, Inc. (Banks)	1,876	111,566
Commerce Bancorp, Inc. (Banks)	2,345	86,742
Compass Bancshares, Inc. (Banks)	1,608	110,920
Computer Sciences Corp.* (Computers)	2,077	122,855
Compuware Corp.* (Software)	3,685	43,704
ConAgra Foods, Inc. (Food)	6,030	161,966
ConocoPhillips (Oil & Gas)	19,899	1,562,071
CONSOL Energy, Inc. (Coal)	2,211	101,949
Consolidated Edison, Inc. (Electric)	3,283	148,129
Constellation Brands, Inc.* (Beverages)	2,345	56,937
Constellation Energy Group, Inc. (Electric)	2,211	192,733
Convergys Corp.* (Commercial Services)	1,675	40,602
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	2,211	126,226
Corning, Inc.* (Telecommunications)	19,162	489,589
Costco Wholesale Corp. (Retail)	5,427	317,588
Countrywide Credit Industries, Inc. (Diversified Financial Services)	7,236	263,029
Coventry Health Care, Inc.* (Healthcare-Services)	1,876	108,151
CSX Corp. (Transportation)	5,293	238,608
Cummins, Inc. (Machinery-Diversified)	1,273	128,840
CVS Corp. (Retail)	18,759	683,766
D.R. Horton, Inc. (Home Builders)	3,350	66,765
Danaher Corp. (Miscellaneous Manufacturing)	2,881	217,515
Darden Restaurants, Inc. (Retail)	1,742	76,631
Dean Foods Co. (Food)	1,608	51,247
Deere & Co. (Machinery-Diversified)	2,747	331,673
Dell, Inc.* (Computers)	27,604	788,094
Developers Diversified Realty Corp. (REIT)	1,541	81,226
Devon Energy Corp. (Oil & Gas)	5,427	424,880
Dillards, Inc.—Class A (Retail)	737	26,480
DIRECTV Group, Inc.* (Media)	9,380	216,772
Dollar General Corp. (Retail)	3,819	83,712
Dominion Resources, Inc. (Electric)	4,288	370,097
Dover Corp. (Miscellaneous Manufacturing)	2,479	126,801
Dow Jones & Co., Inc. (Media)	804	46,190
DTE Energy Co. (Electric)	2,144	103,384
Du Pont (Chemicals)	11,256	572,255
Duke Energy Corp. (Electric)	15,343	280,777
Dynegy, Inc.—Class A* (Electric)	4,891	46,171
E* TRADE Financial Corp.** (Diversified Financial Services)	5,226	115,442
Eastman Chemical Co. (Chemicals)	1,005	64,652
Eastman Kodak Co. (Miscellaneous Manufacturing)	3,484	96,960
Eaton Corp. (Miscellaneous Manufacturing)	1,809	168,237
eBay, Inc.* (Internet)	13,802	444,148
Ecolab, Inc. (Chemicals)	2,144	91,549
Edison International (Electric)	3,953	221,842
El Paso Corp. (Pipelines)	8,509	146,610
Electronic Arts, Inc.* (Software)	3,752	177,545
Electronic Data Systems Corp. (Computers)	6,164	170,928
Eli Lilly & Co. (Pharmaceuticals)	11,993	670,169
Embarq Corp. (Telecommunications)	1,809	114,636
EMC Corp.* (Computers)	25,527	462,039
Emerson Electric Co. (Electrical Components & Equipment)	9,648	451,526
Ensco International, Inc. (Oil & Gas)	1,809	110,367
Entergy Corp. (Electric)	2,412	258,928
EOG Resources, Inc. (Oil & Gas)	2,948	215,381
Equifax, Inc. (Commercial Services)	1,742	77,380
Equity Residential Properties Trust (REIT)	3,551	162,032
Exelon Corp. (Electric)	8,174	593,432
Express Scripts, Inc.* (Pharmaceuticals)	3,350	167,533
Exxon Mobil Corp. (Oil & Gas)	68,541	5,749,219
Family Dollar Stores, Inc. (Retail)	1,809	62,085
Fannie Mae (Diversified Financial Services)	11,859	774,748
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,072	41,090
FedEx Corp. (Transportation)	3,752	416,359
Fidelity National Information Services, Inc. (Software)	2,010	109,103
Fifth Third Bancorp (Banks)	6,700	266,459
First Data Corp. (Software)	9,179	299,878
First Horizon National Corp. (Banks)	1,541	60,099
FirstEnergy Corp. (Electric)	3,685	238,530
Fiserv, Inc.* (Software)	2,077	117,974
Fluor Corp. (Engineering & Construction)	1,072	119,389
Ford Motor Co. (Auto Manufacturers)	22,847	215,219
Forest Laboratories, Inc.* (Pharmaceuticals)	3,886	177,396
Fortune Brands, Inc. (Household Products/Wares)	1,876	154,526
FPL Group, Inc. (Electric)	4,958	281,317
Franklin Resources, Inc. (Diversified Financial Services)	2,010	266,265

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Freddie Mac (Diversified Financial Services)	8,040	$488,028
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	4,556	377,328
Gannett Co., Inc. (Media)	2,881	158,311
General Dynamics Corp. (Aerospace/Defense)	4,958	387,815
General Electric Co. (Miscellaneous Manufacturing)	125,156	4,790,972
General Growth Properties, Inc. (REIT)	2,881	152,549
General Mills, Inc. (Food)	4,221	246,591
General Motors Corp. (Auto Manufacturers)	6,901	260,858
Genuine Parts Co. (Distribution/Wholesale)	2,077	103,019
Genworth Financial, Inc.—Class A (Diversified Financial Services)	5,092	175,165
Genzyme Corp.* (Biotechnology)	3,216	207,110
Gilead Sciences, Inc.* (Pharmaceuticals)	11,390	441,590
Goodrich Corp. (Aerospace/Defense)	1,541	91,782
Google, Inc.—Class A* (Internet)	2,680	1,402,658
H & R Block, Inc. (Commercial Services)	3,953	92,382
Halliburton Co. (Oil & Gas Services)	11,122	383,709
Harley-Davidson, Inc. (Leisure Time)	3,149	187,712
Harman International Industries, Inc. (Home Furnishings)	804	93,907
Harrah’s Entertainment, Inc. (Lodging)	2,278	194,222
Hartford Financial Services Group, Inc. (Insurance)	3,886	382,810
Hasbro, Inc. (Toys/Games/Hobbies)	1,943	61,030
Heinz (H.J.) Co. (Food)	3,953	187,649
Hercules, Inc.* (Chemicals)	1,407	27,648
Hess Corp. (Oil & Gas)	3,350	197,516
Hewlett-Packard Co. (Computers)	31,892	1,423,021
Hilton Hotels Corp. (Lodging)	4,757	159,217
Home Depot, Inc. (Retail)	23,986	943,849
Honeywell International, Inc. (Miscellaneous Manufacturing)	9,514	535,448
Hospira, Inc.* (Pharmaceuticals)	1,876	73,239
Host Marriott Corp. (REIT)	6,365	147,159
Hudson City Bancorp, Inc. (Savings & Loans)	5,896	72,049
Humana, Inc.* (Healthcare-Services)	2,077	126,510
Huntington Bancshares, Inc. (Banks)	2,881	65,514
IAC/InterActiveCorp* (Internet)	2,680	92,755
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	5,025	272,305
IMS Health, Inc. (Software)	2,412	77,498
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	3,685	202,012
Integrys Energy Group, Inc. (Electric)	938	47,585
Intel Corp. (Semiconductors)	70,685	1,679,476
International Business Machines Corp. (Computers)	16,616	1,748,834
International Flavors & Fragrances, Inc. (Chemicals)	938	48,907
International Game Technology (Entertainment)	4,020	159,594
International Paper Co. (Forest Products & Paper)	5,293	206,692
Interpublic Group of Cos., Inc.* (Advertising)	5,695	64,923
Intuit, Inc.* (Software)	4,154	124,952
ITT Industries, Inc. (Miscellaneous Manufacturing)	2,211	150,967
J.C. Penney Co., Inc. (Holding Company) (Retail)	2,747	198,828
J.P. Morgan Chase & Co. (Diversified Financial Services)	41,540	2,012,613
Jabil Circuit, Inc. (Electronics)	2,211	48,797
Janus Capital Group, Inc. (Diversified Financial Services)	2,278	63,419
JDS Uniphase Corp.* (Telecommunications)	2,546	34,193
Johnson & Johnson (Healthcare-Products)	35,242	2,171,612
Johnson Controls, Inc. (Auto Parts & Equipment)	2,412	279,237
Jones Apparel Group, Inc. (Apparel)	1,340	37,855
Juniper Networks, Inc.* (Telecommunications)	6,901	173,698
KB Home (Home Builders)	938	36,929
Kellogg Co. (Food)	3,015	156,147
KeyCorp (Banks)	4,757	163,308
KeySpan Corp. (Gas)	2,144	90,005
Kimberly-Clark Corp. (Household Products/Wares)	5,561	371,975
Kimco Realty Corp. (REIT)	2,747	104,578
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,948	60,316
KLA-Tencor Corp. (Semiconductors)	2,345	128,858
Kohls Corp.* (Retail)	3,953	280,782
Kraft Foods, Inc. (Food)	19,497	687,269
Kroger Co. (Food)	8,643	243,128
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,541	150,078
Laboratory Corp. of America Holdings* (Healthcare-Services)	1,407	110,112
Legg Mason, Inc. (Diversified Financial Services)	1,608	158,195
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,144	47,275
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	6,499	484,305
Lennar Corp.—Class A (Home Builders)	1,675	61,238
Lexmark International, Inc.—Class A* (Computers)	1,139	56,164
Limited, Inc. (Retail)	4,154	114,027
Lincoln National Corp. (Insurance)	3,283	232,929
Linear Technology Corp. (Semiconductors)	3,082	111,507
Liz Claiborne, Inc. (Apparel)	1,273	47,483
Lockheed Martin Corp. (Aerospace/Defense)	4,288	403,629
Loews Corp. (Insurance)	5,427	276,668
Lowe’s Cos., Inc. (Retail)	18,291	561,351
LSI Logic Corp.* (Semiconductors)	9,380	70,444
M&T Bank Corp. (Banks)	938	100,272
Macy’s, Inc. (Retail)	5,561	221,217
Manor Care, Inc. (Healthcare-Services)	871	56,868
Marathon Oil Corp. (Oil & Gas)	8,308	498,148
Marriott International, Inc.—Class A (Lodging)	4,020	173,825
Marsh & McLennan Cos., Inc. (Insurance)	6,767	208,965
Marshall & Ilsley Corp. (Banks)	3,149	149,987
Masco Corp. (Building Materials)	4,623	131,617
Mattel, Inc. (Toys/Games/Hobbies)	4,757	120,305
Maxim Integrated Products, Inc. (Semiconductors)	3,886	129,831
MBIA, Inc. (Insurance)	1,608	100,050
McCormick & Co., Inc. (Food)	1,608	61,393
McDonald’s Corp. (Retail)	14,539	738,000
McGraw-Hill Cos., Inc. (Media)	4,154	282,804
McKesson Corp. (Commercial Services)	3,618	215,777
MeadWestvaco Corp. (Forest Products & Paper)	2,211	78,092
Medco Health Solutions, Inc.* (Pharmaceuticals)	3,417	266,492
Medtronic, Inc. (Healthcare-Products)	14,003	726,196
Mellon Financial Corp. (Banks)	5,092	224,048
MEMC Electronic Materials, Inc.* (Semiconductors)	2,747	167,897
Merck & Co., Inc. (Pharmaceuticals)	26,398	1,314,620
Meredith Corp. (Media)	469	28,890
Merrill Lynch & Co., Inc. (Diversified Financial Services)	10,586	884,778
MetLife, Inc. (Insurance)	9,045	583,222
MGIC Investment Corp. (Insurance)	1,005	57,144
Micron Technology, Inc.* (Semiconductors)	9,179	115,013
Microsoft Corp. (Software)	102,443	3,018,995
Millipore Corp.* (Biotechnology)	670	50,310
Molex, Inc. (Electrical Components & Equipment)	1,742	52,277
Molson Coors Brewing Co.—Class B (Beverages)	603	55,753
Monsanto Co. (Agriculture)	6,633	447,993
Monster Worldwide, Inc.* (Internet)	1,608	66,089
Moody’s Corp. (Commercial Services)	2,814	175,031
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	12,797	1,073,412
Motorola, Inc. (Telecommunications)	28,140	498,078

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Murphy Oil Corp. (Oil & Gas)	2,278	$135,404
Mylan Laboratories, Inc. (Pharmaceuticals)	3,015	54,843
Nabors Industries, Ltd.ADR* (Oil & Gas)	3,417	114,059
National City Corp. (Banks)	7,035	234,406
National Semiconductor Corp. (Semiconductors)	3,417	96,599
National-Oilwell Varco, Inc.* (Oil & Gas Services)	2,144	223,491
NCR Corp.* (Computers)	2,211	116,166
Network Appliance, Inc.* (Computers)	4,489	131,079
Newell Rubbermaid, Inc. (Housewares)	3,417	100,562
Newmont Mining Corp. (Mining)	5,494	214,596
News Corp.—Class A (Media)	28,341	601,113
Nicor, Inc. (Gas)	536	23,005
NIKE, Inc.—Class B (Apparel)	4,623	269,475
NiSource, Inc. (Electric)	3,350	69,378
Noble Corp.ADR (Oil & Gas)	1,608	156,812
Nordstrom, Inc. (Retail)	2,747	140,427
Norfolk Southern Corp. (Transportation)	4,757	250,075
Northern Trust Corp. (Banks)	2,278	146,339
Northrop Grumman Corp. (Aerospace/Defense)	4,221	328,689
Novell, Inc.* (Software)	4,221	32,882
Novellus Systems, Inc.* (Semiconductors)	1,541	43,718
Nucor Corp. (Iron/Steel)	3,685	216,125
NVIDIA Corp.* (Semiconductors)	4,422	182,673
Occidental Petroleum Corp. (Oil & Gas)	10,117	585,572
Office Depot, Inc.* (Retail)	3,350	101,505
OfficeMax, Inc. (Retail)	938	36,863
Omnicom Group, Inc. (Advertising)	4,020	212,738
Oracle Corp.* (Software)	48,173	949,490
PACCAR, Inc. (Auto Manufacturers)	3,015	262,426
Pactiv Corp.* (Packaging & Containers)	1,608	51,279
Pall Corp. (Miscellaneous Manufacturing)	1,474	67,789
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,407	137,759
Patterson Cos., Inc.* (Healthcare-Products)	1,675	62,427
Paychex, Inc. (Commercial Services)	4,154	162,504
Peabody Energy Corp. (Coal)	3,216	155,590
PepsiCo, Inc. (Beverages)	19,832	1,286,105
PerkinElmer, Inc. (Electronics)	1,474	38,412
Pfizer, Inc. (Pharmaceuticals)	85,358	2,182,604
PG&E Corp. (Electric)	4,288	194,246
Pinnacle West Capital Corp. (Electric)	1,206	48,059
Pitney Bowes, Inc. (Office/Business Equipment)	2,680	125,478
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,144	89,319
PNC Financial Services Group (Banks)	4,221	302,139
Polo Ralph Lauren Corp. (Apparel)	737	72,307
PPG Industries, Inc. (Chemicals)	2,010	152,981
PPL Corp. (Electric)	4,690	219,445
Praxair, Inc. (Chemicals)	3,886	279,753
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,675	203,278
Principal Financial Group, Inc. (Insurance)	3,283	191,366
Procter & Gamble Co. (Cosmetics/Personal Care)	38,324	2,345,046
Progress Energy, Inc. (Electric)	3,082	140,508
Progressive Corp. (Insurance)	8,978	214,844
Prologis (REIT)	3,149	179,178
Prudential Financial, Inc. (Insurance)	5,695	553,725
Public Service Enterprise Group, Inc. (Electric)	3,082	270,538
Public Storage, Inc. (REIT)	1,474	113,233
Pulte Homes, Inc. (Home Builders)	2,613	58,662
QLogic Corp.* (Semiconductors)	1,943	32,351
Qualcomm, Inc. (Telecommunications)	20,301	880,860
Quest Diagnostics, Inc. (Healthcare-Services)	1,943	100,356
Questar Corp. (Pipelines)	2,144	113,310
Qwest Communications International, Inc.* (Telecommunications)	18,894	183,272
R.R. Donnelley & Sons Co. (Commercial Services)	2,680	116,607
RadioShack Corp. (Retail)	1,675	55,509
Raytheon Co. (Aerospace/Defense)	5,427	292,461
Regions Financial Corp. (Banks)	8,576	283,866
Reynolds American, Inc. (Agriculture)	2,077	135,420
Robert Half International, Inc. (Commercial Services)	2,010	73,365
Rockwell Collins, Inc. (Aerospace/Defense)	2,010	141,986
Rockwell International Corp. (Machinery-Diversified)	1,943	134,922
Rohm & Haas Co. (Chemicals)	1,742	95,253
Rowan Cos., Inc. (Oil & Gas)	1,340	54,913
Ryder System, Inc. (Transportation)	737	39,651
SAFECO Corp. (Insurance)	1,273	79,257
Safeway, Inc. (Food)	5,360	182,401
SanDisk Corp.* (Computers)	2,747	134,438
Sara Lee Corp. (Food)	8,911	155,051
Schering-Plough Corp. (Pharmaceuticals)	18,090	550,660
Schlumberger, Ltd.ADR (Oil & Gas Services)	14,338	1,217,870
Schwab (Diversified Financial Services)	12,328	252,971
Sealed Air Corp. (Packaging & Containers)	1,943	60,272
Sears Holdings Corp.* (Retail)	1,005	170,347
Sempra Energy (Gas)	3,216	190,484
Sherwin-Williams Co. (Chemicals)	1,340	89,070
Sigma-Aldrich Corp. (Chemicals)	1,608	68,613
Simon Property Group, Inc. (REIT)	2,747	255,581
SLM Corp. (Diversified Financial Services)	5,025	289,339
Smith International, Inc. (Oil & Gas Services)	2,412	141,440
Snap-on, Inc. (Hand/Machine Tools)	737	37,226
Solectron Corp.* (Electronics)	10,988	40,436
Southern Co. (Electric)	9,179	314,748
Southwest Airlines Co. (Airlines)	9,514	141,854
Sovereign Bancorp, Inc. (Savings & Loans)	4,422	93,481
Spectra Energy Corp. (Pipelines)	7,705	200,022
Sprint Corp. (Telecommunications)	35,175	728,474
St. Jude Medical, Inc.* (Healthcare-Products)	4,087	169,570
Staples, Inc. (Retail)	8,710	206,688
Starbucks Corp.* (Retail)	9,045	237,341
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,613	175,254
State Street Corp. (Banks)	4,087	279,551
Stryker Corp. (Healthcare-Products)	3,618	228,260
Sun Microsystems, Inc.* (Computers)	43,416	228,368
Sunoco, Inc. (Oil & Gas)	1,474	117,448
SunTrust Banks, Inc. (Banks)	4,355	373,398
SuperValu, Inc. (Food)	2,546	117,931
Symantec Corp.* (Internet)	10,988	221,958
Synovus Financial Corp. (Banks)	3,953	121,357
Sysco Corp. (Food)	7,504	247,557
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,216	166,878
Target Corp. (Retail)	10,385	660,486
TECO Energy, Inc. (Electric)	2,546	43,740
Tektronix, Inc. (Electronics)	1,005	33,909
Tellabs, Inc.* (Telecommunications)	5,293	56,953
Temple-Inland, Inc. (Forest Products & Paper)	1,273	78,328
Tenet Healthcare Corp.* (Healthcare-Services)	5,762	37,511
Teradyne, Inc.* (Semiconductors)	2,278	40,047
Terex Corp.* (Machinery-Construction & Mining)	1,273	103,495
Texas Instruments, Inc. (Semiconductors)	17,420	655,515
Textron, Inc. (Miscellaneous Manufacturing)	1,541	169,679
The AES Corp.* (Electric)	8,107	177,381
The Dow Chemical Co. (Chemicals)	11,591	512,554
The E.W. Scripps Co.—Class A (Media)	1,005	45,918
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	1,407	64,033

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

The Gap, Inc. (Retail)	6,432	$122,851
The Goldman Sachs Group, Inc. (Diversified Financial Services)	4,958	1,074,646
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,479	86,170
The Hershey Co. (Food)	2,077	105,138
The New York Times Co.—Class A (Media)	1,742	44,247
The Pepsi Bottling Group, Inc. (Beverages)	1,608	54,157
The Stanley Works (Hand/Machine Tools)	1,005	61,003
The Travelers Companies, Inc. (Insurance)	8,107	433,724
The Williams Cos., Inc. (Pipelines)	7,303	230,921
Thermo Electron Corp.* (Electronics)	5,159	266,823
Tiffany & Co. (Retail)	1,675	88,875
Time Warner, Inc. (Media)	46,029	968,450
TJX Cos., Inc. (Retail)	5,561	152,927
Torchmark Corp. (Insurance)	1,139	76,313
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	3,484	369,234
Tribune Co. (Media)	1,005	29,547
TXU Corp. (Electric)	5,561	374,255
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	24,120	815,015
Tyson Foods, Inc.—Class A (Food)	3,082	71,009
U.S. Bancorp (Banks)	21,172	697,617
Union Pacific Corp. (Transportation)	3,283	378,037
Unisys Corp.* (Computers)	4,221	38,580
United Parcel Service, Inc.—Class B (Transportation)	12,864	939,072
United States Steel Corp. (Iron/Steel)	1,407	153,011
United Technologies Corp. (Aerospace/Defense)	12,127	860,168
UnitedHealth Group, Inc. (Healthcare-Services)	16,281	832,610
UnumProvident Corp. (Insurance)	4,154	108,461
UST, Inc. (Agriculture)	1,943	104,359
V.F. Corp. (Apparel)	1,072	98,174
Valero Energy Corp. (Oil & Gas)	6,700	494,862
Varian Medical Systems, Inc.* (Healthcare-Products)	1,541	65,508
VeriSign, Inc.* (Internet)	3,015	95,666
Verizon Communications, Inc. (Telecommunications)	35,309	1,453,672
Viacom, Inc.—Class B* (Media)	8,375	348,651
Vornado Realty Trust (REIT)	1,608	176,623
Vulcan Materials Co. (Building Materials)	1,139	130,461
W.W. Grainger, Inc. (Distribution/Wholesale)	871	81,047
Wachovia Corp. (Banks)	23,249	1,191,511
Wal-Mart Stores, Inc. (Retail)	29,480	1,418,283
Walgreen Co. (Retail)	12,194	530,927
Walt Disney Co. (Media)	24,120	823,457
Washington Mutual, Inc. (Savings & Loans)	10,787	459,958
Waste Management, Inc. (Environmental Control)	6,298	245,937
Waters Corp.* (Electronics)	1,206	71,588
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	1,273	41,411
Weatherford International, Ltd.ADR* (Oil & Gas Services)	4,087	225,766
WellPoint, Inc.* (Healthcare-Services)	7,437	593,696
Wells Fargo & Co. (Banks)	40,602	1,427,972
Wendy’s International, Inc. (Retail)	1,072	39,396
Western Union Co. (Commercial Services)	9,380	195,385
Weyerhaeuser Co. (Forest Products & Paper)	2,613	206,244
Whirlpool Corp. (Home Furnishings)	938	104,306
Whole Foods Market, Inc. (Food)	1,742	66,719
Windstream Corp. (Telecommunications)	5,829	86,036
Wrigley (Wm.) Jr. Co. (Food)	2,613	144,525
Wyeth (Pharmaceuticals)	16,348	937,394
Wyndham Worldwide Corp.* (Lodging)	2,211	80,171
Xcel Energy, Inc. (Electric)	4,958	101,490
Xerox Corp.* (Office/Business Equipment)	11,390	210,487
Xilinx, Inc. (Semiconductors)	3,618	96,854
XL Capital, Ltd.—Class A (Insurance)	2,278	192,013
XTO Energy, Inc. (Oil & Gas)	4,690	281,869
Yahoo!, Inc.* (Internet)	14,740	399,896
YUM! Brands, Inc. (Retail)	6,432	210,455
Zimmer Holdings, Inc.* (Healthcare-Products)	2,881	244,568
Zions Bancorp (Banks)	1,340	103,059

TOTAL COMMON STOCKS
(Cost $99,338,057)		162,571,129

Repurchase Agreements (18.3%)
	Principal
	Amount

UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $36,552,163 (Collateralized by $37,371,000 of various U.S. Government Agency Obligations, 5.00% - 5.228%**, 7/24/07-2/11/10, market value $37,268,114)	$36,537,000	36,537,000

TOTAL REPURCHASE AGREEMENTS
(Cost $36,537,000)		36,537,000

TOTAL INVESTMENT SECURITIES
(Cost $135,875,057)—99.7%		199,108,129
Net other assets (liabilities)—0.3%		655,036

NET ASSETS—100.0%		$199,763,165

*	Non-income producing security
**	Represents the effective yield or interest rate in effect at June 30, 2007.
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $1,137,750)	15	$(23,284)
S&P 500 Futures Contract expiring September 2007 (Underlying face amount at value $37,166,500)	98	3,719

ProFund VP Bull invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising	0.1%
Aerospace/Defense	2.0%
Agriculture	1.4%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	5.0%
Beverages	1.4%
Biotechnology	0.7%
Building Materials	0.3%
Chemicals	1.0%

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP Bull (unaudited)	Schedule of Portfolio Investments June 30, 2007

Coal	0.2%
Commercial Services	0.7%
Computers	3.5%
Cosmetics/Personal Care	1.5%
Distribution/Wholesale	0.1%
Diversified Financial Services	6.5%
Electric	2.6%
Electrical Components & Equipment	0.2%
Electronics	0.2%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.5%
Forest Products & Paper	0.2%
Gas	0.1%
Hand/Machine Tools	NM
Healthcare-Products	2.4%
Healthcare-Services	1.3%
Home Builders	NM
Home Furnishings	0.2%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	3.8%
Internet	1.5%
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	0.4%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.4%
Media	2.5%
Metal Fabricate/Hardware	0.1%
Mining	0.5%
Miscellaneous Manufacturing	4.5%
Office/Business Equipment	0.2%
Oil & Gas	7.4%
Oil & Gas Services	1.4%
Packaging & Containers	NM
Pharmaceuticals	4.7%
Pipelines	0.4%
REIT	1.1%
Real Estate	NM
Retail	4.4%
Savings & Loans	0.3%
Semiconductors	2.5%
Software	3.1%
Telecommunications	5.1%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other***	18.6%

***	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

6

PROFUNDS VP ProFund VP Bull (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $99,338,057)	$162,571,129
Repurchase agreements, at cost	36,537,000

Total Investment Securities	199,108,129
Cash	25,819
Segregated cash balances with brokers for futures contracts	1,762,450
Dividends and interest receivable	188,739
Receivable for capital shares issued	164,113
Receivable for investments sold	66,120
Prepaid expenses	2,036

Total Assets	201,317,406

Liabilities:
Payable for investments purchased	152,549
Payable for capital shares redeemed	1,011,176
Variation margin on futures contracts	25,250
Advisory fees payable	119,788
Management services fees payable	15,972
Administration fees payable	4,834
Administrative services fees payable	77,862
Distribution fees payable	68,674
Trustee fees payable	44
Transfer agency fees payable	10,887
Fund accounting fees payable	7,264
Compliance services fees payable	1,270
Other accrued expenses	58,671

Total Liabilities	1,554,241

Net Assets	$199,763,165

Net Assets consist of:
Capital	$141,853,522
Accumulated net investment income (loss)	1,342,068
Accumulated net realized gains (losses) on investments	(6,645,932)
Net unrealized appreciation (depreciation) on investments	63,213,507

Net Assets	$199,763,165

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	6,198,400

Net Asset Value (offering and redemption price per share)	$32.23

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$1,711,962
Interest	376,104

Total Investment Income	2,088,066

Expenses:
Advisory fees	728,365
Management services fees	145,674
Administration fees	30,651
Transfer agency fees	31,139
Administrative services fees	304,611
Distribution fees	242,788
Custody fees	26,036
Fund accounting fees	44,014
Trustee fees	1,533
Compliance services fees	2,166
Other fees	57,124

Total Gross Expenses before reductions	1,614,101
Less Expenses reduced by the Advisor	(48,559)

Total Net Expenses	1,565,542

Net Investment Income (Loss)	522,524

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	16,115,273
Net realized gains (losses) on futures contracts	377,647
Change in net unrealized appreciation/depreciation on investments	(6,847,533)

Net Realized and Unrealized Gains (Losses) on Investments	9,645,387

Change in Net Assets Resulting from Operations	$10,167,911

See accompanying notes to the financial statements.

7

PROFUNDS VP ProFund VP Bull

Statements of Changes in Net Assets
	For the six months ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$522,524	$819,544
Net realized gains (losses) on investments	16,492,920	6,021,928
Change in net unrealized appreciation/depreciation on investments	(6,847,533)	21,358,958

Change in net assets resulting from operations	10,167,911	28,200,430

Distributions to Shareholders From:
Net investment income	—	(507,507)
Net realized gains on investments	—	(9,946,579)

Change in net assets resulting from distributions	—	(10,454,086)

Capital Transactions:
Proceeds from shares issued	373,316,270	807,020,180
Dividends reinvested	—	10,454,086
Value of shares redeemed	(494,614,881)	(821,872,926)

Change in net assets resulting from capital transactions	(121,298,611)	(4,398,660)

Change in net assets	(111,130,700)	13,347,684
Net Assets:
Beginning of period	310,893,865	297,546,181

End of period	$199,763,165	$310,893,865

Accumulated net investment income (loss)	$1,342,068	$819,544

Share Transactions:
Issued	11,849,144	27,597,405
Reinvested	—	370,187
Redeemed	(15,878,040)	(28,267,308)

Change in shares	(4,028,896)	(299,716)

See accompanying notes to the financial statements.

8

PROFUNDS VP ProFund VP Bull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002

Net Asset Value, Beginning of Period	$30.40		$28.27	$27.59	$25.72	$20.48	$26.94

Investment Activities:
Net investment income (loss)(a)	0.08		0.11	0.06	0.06	(0.05)	(0.04)
Net realized and unrealized gains (losses) on investments	1.75		3.63	0.69	2.19	5.29	(6.42)

Total income (loss) from investment activities	1.83		3.74	0.75	2.25	5.24	(6.46)

Distributions to Shareholders From:
Net investment income	—		(0.08)	(0.07)	—	—	—
Net realized gains on investments	—		(1.53)	—	(0.38)	—	—

Total distributions	—		(1.61)	(0.07)	(0.38)	—	—

Net Asset Value, End of Period	$32.23		$30.40	$28.27	$27.59	$25.72	$20.48

Total Return	6.02	%(b)	13.66%	2.74%	8.83%	25.59%	(23.98)%

Ratios to Average Net Assets:
Gross expenses(c)	1.66%		1.70%	1.78%	1.78%	1.87%	1.91%
Net expenses(c)	1.61%		1.67%	1.78%	1.78%	1.87%	1.91%
Net investment income (loss)(c)	0.54%		0.38%	0.21%	0.22%	(0.24)%	(0.18)%

Supplemental Data:
Net assets, end of period (000’s)	$199,763		$310,894	$297,546	$391,257	$223,123	$92,750
Portfolio turnover rate(d)	62	%(b)	224%	273%	202%	392%	260%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

9

PROFUNDS VP ProFund VP Small-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	88%
Futures Contracts	1%
Swap Agreements	11%

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

CF Industries Holdings, Inc.	0.2%
Florida East Coast Industries, Inc.	0.2%
ValueClick, Inc.	0.2%
FLIR Systems, Inc.	0.2%
Hologic, Inc.	0.2%

Russell 2000 Index - Composition
% of Index

Financial	20%
Consumer Non-Cyclical	20%
Industrial	15%
Consumer Cyclical	14%
Communications	10%
Technology	9%
Energy	5%
Basic Materials	4%
Utilities	3%
Diversified	NM
NM Not meaningful, amount is less than 0.5%.

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks (88.3%)
	Shares	Value

3Com Corp.* (Telecommunications)	30,094	$124,288
AAR Corp.* (Aerospace/Defense)	2,936	96,917
Aaron Rents, Inc. (Commercial Services)	3,670	107,164
ABM Industries, Inc. (Commercial Services)	4,037	104,195
Acco Brands Corp.* (Household Products/Wares)	4,037	93,053
Actuant Corp.—Class A (Miscellaneous Manufacturing)	2,202	138,858
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,936	176,982
Adams Respiratory Therapeutics, Inc.* (Pharmaceuticals)	2,569	101,193
Administaff, Inc. (Commercial Services)	2,202	73,745
ADTRAN, Inc. (Telecommunications)	4,404	114,372
Advance America Cash Advance Centers, Inc. (Commercial Services)	5,872	104,169
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,303	74,846
Advanced Magnetics, Inc.* (Biotechnology)	1,101	64,034
Advanta Corp.—Class B (Diversified Financial Services)	3,303	102,855
Advisory Board Co.* (Commercial Services)	1,835	101,953
Aecom Technology Corp.* (Engineering & Construction)	3,303	81,947
Aeroflex, Inc.* (Telecommunications)	6,606	93,607
Aeropostale, Inc.* (Retail)	3,303	137,669
AFC Enterprises, Inc.* (Retail)	4,404	76,145
Affymetrix, Inc.* (Biotechnology)	4,771	118,750
Aftermarket Technology Corp.* (Auto Parts & Equipment)	2,569	76,248
Agile Software Corp.* (Internet)	9,175	73,951
Agilysys, Inc. (Computers)	3,303	74,318
AirTran Holdings, Inc.* (Airlines)	7,340	80,153
Alaska Air Group, Inc.* (Airlines)	3,303	92,022
Alaska Communications Systems Group, Inc. (Telecommunications)	5,505	87,199
Albany International Corp.—Class A (Machinery-Diversified)	2,569	103,890
Alesco Financial, Inc. (REIT)	8,808	71,609
Alexandria Real Estate Equities, Inc. (REIT)	1,835	177,665
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,569	115,759
Align Technology, Inc.* (Healthcare-Products)	4,404	106,401
Alkermes, Inc.* (Pharmaceuticals)	7,707	112,522
Alliance One International, Inc.* (Agriculture)	8,808	88,520
Allscripts Healthcare Solutions, Inc.* (Software)	4,037	102,863
Alnylam Pharmaceuticals, Inc.* (Pharmaceuticals)	4,037	61,322
Alpha Natural Resources, Inc.* (Coal)	5,505	114,449
Alpharma, Inc.—Class A (Pharmaceuticals)	3,303	85,911
Amedisys, Inc.* (Healthcare-Services)	2,202	79,999
AMERCO* (Trucking & Leasing)	1,101	83,125
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	3,670	108,705
American Campus Communities, Inc. (REIT)	3,670	103,824
American Commercial Lines, Inc.* (Transportation)	4,771	124,285
American Dental Partners, Inc.* (Healthcare-Services)	2,936	76,248
American Equity Investment Life Holding Co. (Insurance)	6,973	84,234
American Financial Realty Trust (REIT)	12,845	132,560
American Home Mortgage Investment Corp. (REIT)	4,037	74,200
American Medical Systems Holdings, Inc.* (Healthcare-Products)	5,872	105,931
American Physicians Capital, Inc.* (Insurance)	2,202	89,181
American Reprographics Co.* (Software)	2,569	79,100
American States Water Co. (Water)	4,037	143,596
American Superconductor Corp.* (Electrical Components & Equipment)	3,670	70,868
AmericanWest Bancorp. (Banks)	5,505	100,356
AMERIGROUP Corp.* (Healthcare-Services)	4,037	96,081
Ameris Bancorp (Banks)	4,404	98,958
Ameristar Casinos, Inc. (Lodging)	2,569	89,247
Ameron International Corp. (Miscellaneous Manufacturing)	1,101	99,299
Amkor Technology, Inc.* (Semiconductors)	7,707	121,385
AMN Healthcare Services, Inc.* (Commercial Services)	3,303	72,666
ANADIGICS, Inc.* (Semiconductors)	5,138	70,853
Analogic Corp. (Electronics)	1,468	107,913
Andrew Corp.* (Telecommunications)	11,377	164,284

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks, continued
	Shares	Value

Anixter International, Inc.* (Telecommunications)	1,835	$138,010
ANSYS, Inc.* (Software)	5,505	145,882
Anworth Mortgage Asset Corp. (REIT)	9,909	89,676
Apex Silver Mines, Ltd.ADR* (Mining)	4,404	88,873
Apogee Enterprises, Inc. (Building Materials)	2,936	81,680
Apollo Investment Corp. (Investment Companies)	6,606	142,161
Applebee’s International, Inc. (Retail)	5,505	132,670
Applera Corp.-Celera Genomics Group* (Biotechnology)	7,707	95,567
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,670	108,265
Applied Micro Circuits Corp.* (Semiconductors)	27,892	69,730
Apria Healthcare Group, Inc.* (Healthcare-Services)	3,303	95,027
AptarGroup, Inc. (Miscellaneous Manufacturing)	4,771	169,657
Aquila, Inc.* (Electric)	33,764	138,095
Arbitron, Inc. (Commercial Services)	2,202	113,469
Arch Chemicals, Inc. (Chemicals)	2,569	90,275
Arena Pharmaceuticals, Inc.* (Biotechnology)	6,606	72,600
Argonaut Group, Inc. (Insurance)	3,303	103,087
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	12,111	66,489
Ariba, Inc.* (Internet)	8,074	80,013
Arlington Tankers, Ltd.ADR (Transportation)	4,404	126,307
Array BioPharma, Inc.* (Pharmaceuticals)	6,239	72,809
Arris Group, Inc.* (Telecommunications)	7,707	135,566
Arrow International, Inc. (Healthcare-Products)	2,202	84,293
ArthroCare Corp.* (Healthcare-Products)	2,202	96,690
ArvinMeritor, Inc. (Auto Parts & Equipment)	5,872	130,358
Ashford Hospitality Trust (REIT)	9,909	116,530
Aspen Insurance Holdings, Ltd. (Insurance)	6,239	175,129
Aspen Technology, Inc.* (Software)	6,973	97,622
Assisted Living Concepts, Inc.—Class A* (Healthcare-Services)	6,973	74,262
Assured Guaranty, Ltd.ADR (Insurance)	5,138	151,879
Astec Industries, Inc.* (Machinery-Construction & Mining)	1,835	77,474
Atheros Communications* (Telecommunications)	4,037	124,501
Atlas America, Inc. (Oil & Gas)	1,835	98,595
ATMI, Inc.* (Semiconductors)	2,936	88,080
ATP Oil & Gas Corp.* (Oil & Gas)	1,835	89,254
Atwood Oceanics, Inc.* (Oil & Gas)	1,835	125,918
Authorize.Net Holdings, Inc.* (Internet)	4,037	72,222
Avid Technology, Inc.* (Software)	3,303	116,761
Avocent Corp.* (Internet)	4,037	117,113
Badger Meter, Inc. (Electronics)	2,936	82,971
Baldor Electric Co. (Hand/Machine Tools)	3,303	162,772
Bally Technologies, Inc.* (Entertainment)	4,404	116,354
Banco Latinoamericano de Exportaciones, S.A.—Class EADR (Banks)	4,404	82,795
BankFinancial Corp. (Savings & Loans)	7,340	113,403
Banner Corp. (Banks)	3,303	112,500
Barnes Group, Inc. (Miscellaneous Manufacturing)	3,670	116,266
Basic Energy Services, Inc.* (Oil & Gas Services)	3,670	93,842
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	4,404	74,824
BearingPoint, Inc.* (Commercial Services)	15,781	115,359
Beazer Homes USA, Inc. (Home Builders)	2,936	72,431
Belden, Inc. (Electrical Components & Equipment)	2,936	162,508
Belo Corp.—Class A (Media)	6,606	136,018
Benchmark Electronics, Inc.* (Electronics)	5,138	116,222
Berry Petroleum Co.—Class A (Oil & Gas)	2,936	110,628
Big 5 Sporting Goods Corp. (Retail)	3,303	84,226
Bill Barrett Corp.* (Oil & Gas)	2,202	81,100
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	1,468	110,937
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	7,340	131,680
BioMed Realty Trust, Inc. (REIT)	5,505	138,286
Biosite Diagnostics, Inc.* (Healthcare-Products)	1,101	101,842
Blackbaud, Inc. (Software)	4,037	89,137
Blackboard, Inc.* (Software)	2,569	108,206
Blockbuster, Inc.—Class A* (Retail)	16,882	72,761
Blue Nile, Inc.* (Internet)	1,101	66,500
Bob Evans Farms, Inc. (Retail)	3,303	121,716
Borders Group, Inc. (Retail)	4,771	90,935
Borland Software Corp.* (Software)	12,845	76,299
Boston Private Financial Holdings, Inc. (Banks)	4,404	118,335
Bowater, Inc. (Forest Products & Paper)	4,404	109,880
Bowne & Co., Inc. (Commercial Services)	4,404	85,922
Brady Corp.—Class A (Electronics)	3,670	136,304
Briggs & Stratton Corp. (Machinery-Diversified)	3,670	115,825
Bright Horizons Family Solutions, Inc.* (Commercial Services)	2,569	99,960
Brightpoint, Inc.* (Distribution/Wholesale)	4,404	60,731
Bristow Group, Inc.* (Transportation)	1,835	90,924
Brooks Automation, Inc.* (Semiconductors)	5,872	106,577
Brown Shoe Co., Inc. (Retail)	3,670	89,254
Brush Engineered Materials, Inc.* (Mining)	1,835	77,052
Buckeye Technologies, Inc.* (Forest Products & Paper)	5,138	79,485
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	2,569	181,834
Buffalo Wild Wings, Inc.* (Retail)	1,468	61,054
C-COR, Inc.* (Telecommunications)	4,771	67,080
CACI International, Inc.—Class A* (Computers)	2,202	107,568
Calamos Asset Management, Inc. (Diversified Financial Services)	3,303	84,392
California Water Service Group (Water)	4,037	151,347
Callaway Golf Co. (Leisure Time)	6,239	111,117
Capital City Bank Group, Inc. (Banks)	4,037	126,520
Capital Lease Funding, Inc. (REIT)	9,542	102,576
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,835	76,097
Carter’s, Inc.* (Apparel)	4,404	114,240
Cascade Corp. (Machinery-Diversified)	1,101	86,362
Casey’s General Stores, Inc. (Retail)	4,037	110,049
Cash America International, Inc. (Retail)	2,569	101,861
Cbeyond, Inc.* (Telecommunications)	1,835	70,666
CBRE Realty Finance, Inc. (REIT)	6,606	78,545
CBRL Group, Inc. (Retail)	2,202	93,541
Centene Corp.* (Healthcare-Services)	4,037	86,473
Centennial Bank Holdings, Inc.* (Banks)	12,478	105,689
Centerline Holding Co. (Diversified Financial Services)	5,505	99,090
Central European Distribution Corp.* (Distribution/Wholesale)	2,936	101,644
Central Garden & Pet Co.—Class A* (Household Products/Wares)	6,973	81,793
Central Vermont Public Service Corp. (Electric)	2,202	82,971
Century Aluminum Co.* (Mining)	1,835	100,246
Cenveo, Inc.* (Commercial Services)	4,404	102,129
Cepheid, Inc.* (Healthcare-Products)	5,505	80,373
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,835	135,717
CF Industries Holdings, Inc. (Chemicals)	3,670	219,796
Champion Enterprises, Inc.* (Home Builders)	6,606	64,937
Charlotte Russe Holding, Inc.* (Retail)	2,569	69,029
Charming Shoppes, Inc.* (Retail)	9,542	103,340
Charter Communications, Inc.—Class A* (Media)	30,094	121,881
Chattem, Inc.* (Cosmetics/Personal Care)	1,468	93,042
Checkpoint Systems, Inc.* (Electronics)	3,303	83,401
Chemed Corp. (Commercial Services)	1,835	121,642
Cherokee, Inc. (Apparel)	2,569	93,871
Chipotle Mexican Grill, Inc.—Class B* (Retail)	2,202	173,143
Chiquita Brands International, Inc. (Food)	4,037	76,542
Christopher & Banks Corp. (Retail)	3,670	62,941
Cincinnati Bell, Inc.* (Telecommunications)	19,818	114,548

See accompanying notes to the financial statements.

11

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks, continued
	Shares	Value

Cirrus Logic, Inc.* (Semiconductors)	9,175	$76,153
Citadel Broadcasting Corp. (Media)	18,717	120,725
Citi Trends, Inc.* (Retail)	1,835	69,657
Citizens Republic Bancorp, Inc. (Banks)	6,606	120,890
CKE Restaurants, Inc. (Retail)	5,138	103,120
Clarcor, Inc. (Miscellaneous Manufacturing)	4,037	151,105
CLECO Corp. (Electric)	5,138	125,881
CMGI, Inc.* (Internet)	39,269	76,575
CNET Networks, Inc.* (Internet)	13,212	108,206
CoBiz Financial, Inc. (Banks)	5,872	106,401
Coeur d’Alene Mines Corp.* (Mining)	21,653	77,734
Cogent Communications Group, Inc.* (Internet)	3,670	109,623
Cognex Corp. (Machinery-Diversified)	4,404	99,134
Cohen & Steers, Inc. (Diversified Financial Services)	1,468	63,785
Coherent, Inc.* (Electronics)	2,936	89,577
Cohu, Inc. (Semiconductors)	4,037	89,823
Coinmatch Service Corp.—Class A (Commercial Services)	8,808	116,530
Coinstar, Inc.* (Commercial Services)	2,936	92,425
Color Kinetics, Inc.* (Electrical Components & Equipment)	1,835	61,307
Columbia Banking System, Inc. (Banks)	4,771	139,552
Community Banks, Inc. (Banks)	3,303	106,423
Community Trust Bancorp, Inc. (Banks)	3,670	118,541
Commvault Systems, Inc.* (Software)	4,037	69,719
Compass Minerals International, Inc. (Mining)	2,936	101,762
Complete Production Services, Inc.* (Oil & Gas Services)	3,303	85,383
Comstock Resources, Inc.* (Oil & Gas)	3,303	98,991
Comtech Telecommunications Corp.* (Telecommunications)	1,835	85,181
Conceptus, Inc.* (Healthcare-Products)	3,670	71,088
Concur Technologies, Inc.* (Software)	3,670	83,859
CONMED Corp.* (Healthcare-Products)	2,936	85,966
Consolidated Communications Holdings, Inc. (Telecommunications)	4,037	91,236
Consolidated Water Co., Ltd.ADR (Water)	4,037	118,324
Consolidated-Tomoka Land Co. (Real Estate)	1,468	101,718
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	4,404	121,638
Corinthian Colleges, Inc.* (Commercial Services)	7,707	125,547
Corporate Office Properties Trust (REIT)	2,936	120,405
Corus Bankshares, Inc. (Banks)	4,771	82,347
CoStar Group, Inc.* (Commercial Services)	1,835	97,035
Covansys Corp.* (Computers)	2,202	74,714
Crosstex Energy, Inc. (Oil & Gas)	3,670	105,439
CSG Systems International, Inc.* (Software)	3,670	97,292
CSK Auto Corp.* (Retail)	4,404	81,034
CT Communications, Inc. (Telecommunications)	2,569	78,380
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	4,771	94,036
Curtiss-Wright Corp. (Aerospace/Defense)	3,303	153,953
CV Therapeutics, Inc.* (Pharmaceuticals)	5,505	72,721
Cymer, Inc.* (Electronics)	2,569	103,274
Daktronics, Inc. (Electronics)	2,936	63,065
Darling International, Inc.* (Environmental Control)	7,707	70,442
Dawson Geophysical Co.* (Oil & Gas Services)	1,101	67,667
DCT Industrial Trust, Inc. (REIT)	13,946	150,059
DealerTrack Holdings, Inc.* (Internet)	2,569	94,642
Deckers Outdoor Corp.* (Apparel)	1,101	111,091
Deerfield Triarc Capital Corp. (REIT)	6,606	96,646
Delta Petroleum Corp.* (Oil & Gas)	5,138	103,171
Deluxe Corp. (Commercial Services)	3,670	149,039
DeVry, Inc. (Commercial Services)	4,404	149,824
DiamondRock Hospitality Co. (REIT)	7,707	147,050
Digene Corp.* (Biotechnology)	1,835	110,192
Digi International, Inc.* (Software)	5,138	75,734
Digital Realty Trust, Inc. (REIT)	4,037	152,114
Digital River, Inc.* (Internet)	2,936	132,854
Dionex Corp.* (Electronics)	1,468	104,213
DJO, Inc.* (Healthcare-Products)	2,202	90,877
Dobson Communications Corp.—Class A* (Telecommunications)	11,377	126,398
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	2,202	89,930
Dress Barn, Inc.* (Retail)	3,670	75,308
Drill-Quip, Inc.* (Oil & Gas Services)	1,835	82,483
DTS, Inc.* (Home Furnishings)	3,670	79,896
Dycom Industries, Inc.* (Engineering & Construction)	3,303	99,024
Eagle Bulk Shipping, Inc.ADR (Transportation)	4,404	98,694
EarthLink, Inc.* (Internet)	13,212	98,694
Eclipsys Corp.* (Software)	4,037	79,933
Edge Petroleum Corp.* (Oil & Gas)	4,404	61,700
Education Realty Trust, Inc. (REIT)	8,808	123,576
eFunds Corp.* (Software)	3,303	116,563
EGL, Inc.* (Transportation)	2,569	119,407
El Paso Electric Co.* (Electric)	4,771	117,176
Electronics for Imaging, Inc.* (Computers)	4,404	124,281
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	3,303	80,131
EMCOR Group, Inc.* (Engineering & Construction)	2,202	160,526
Empire District Electric Co. (Electric)	6,606	147,776
Employers Holdings, Inc. (Insurance)	5,505	116,926
EMS Technologies, Inc.* (Telecommunications)	4,037	89,056
Emulex Corp.* (Semiconductors)	5,872	128,244
Encore Acquisition Co.* (Oil & Gas)	4,037	112,229
Encore Wire Corp. (Electrical Components & Equipment)	2,569	75,631
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	2,936	90,488
EnergySouth, Inc. (Gas)	2,202	112,302
Ennis, Inc. (Household Products/Wares)	3,670	86,318
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,835	78,520
Entegris, Inc.* (Semiconductors)	10,643	126,439
Entertainment Properties Trust (REIT)	2,202	118,424
Entravision Communications Corp.* (Media)	8,074	84,212
Enzon Pharmaceuticals, Inc.* (Biotechnology)	10,643	83,548
Epicor Software Corp.* (Software)	6,239	92,774
Equinix, Inc.* (Internet)	2,202	201,417
Equity Inns, Inc. (REIT)	5,505	123,312
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	2,202	79,845
Euronet Worldwide, Inc.* (Commercial Services)	3,670	107,017
Evergreen Solar, Inc.* (Energy-Alternate Sources)	8,074	75,088
Excel Technology, Inc.* (Electronics)	3,670	102,540
EXCO Resources, Inc.* (Oil & Gas)	4,771	83,206
Exelixis, Inc.* (Biotechnology)	9,175	111,017
Exponent, Inc.* (Commercial Services)	4,037	90,308
Extra Space Storage, Inc. (REIT)	7,707	127,165
Federal Agricultural Mortgage Corp.—Class C (Diversified Financial Services)	2,569	87,911
FEI Co.* (Electronics)	2,936	95,303
FelCor Lodging Trust, Inc. (REIT)	5,138	133,742
Ferro Corp. (Chemicals)	4,037	100,642
Finisar Corp.* (Telecommunications)	22,020	83,236
First BanCorp. (Banks)	7,707	84,700
First Financial Holdings, Inc. (Savings & Loans)	3,670	120,046
First Merchants Corp. (Banks)	5,138	123,466
First Place Finacial Corp. (Savings & Loans)	4,771	100,764
First Potomac Realty Trust (REIT)	4,771	111,117
First Republic Bank (Banks)	2,202	118,159
First State Bancorporation (Banks)	5,138	109,388
Fisher Communications, Inc.* (Media)	1,835	93,200
Fleetwood Enterprises, Inc.* (Home Builders)	7,707	69,748
FLIR Systems, Inc.* (Electronics)	4,404	203,685

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks, continued
	Shares	Value

Florida East Coast Industries, Inc. (Transportation)	2,569	$213,176
Flow International Corp.* (Machinery-Diversified)	5,872	73,987
Flowers Foods, Inc. (Food)	3,670	122,431
Flushing Financial Corp. (Savings & Loans)	6,606	106,092
Force Protection, Inc.* (Auto Manufacturers)	4,771	98,473
FormFactor, Inc.* (Semiconductors)	3,303	126,505
Forward Air Corp. (Transportation)	3,303	112,599
Fossil, Inc.* (Household Products/Wares)	3,303	97,405
Foundry Networks, Inc.* (Telecommunications)	9,909	165,084
FPIC Insurance Group, Inc.* (Insurance)	2,202	89,776
Franklin Bank Corp. Houston* (Savings & Loans)	6,239	92,961
Fremont General Corp. (Banks)	5,505	59,234
Friedman, Billings, Ramsey Group, Inc.—Class A (Diversified Financial Services)	14,680	80,153
FTI Consulting, Inc.* (Commercial Services)	2,936	111,656
Fuel Tech, Inc.* (Environmental Control)	2,202	75,419
FuelCell Energy, Inc.* (Energy-Alternate Sources)	8,441	66,853
Fuller (H.B.) Co. (Chemicals)	4,404	131,636
Gartner Group, Inc.* (Commercial Services)	5,138	126,343
Gaylord Entertainment Co.* (Lodging)	2,936	157,487
Gemstar-TV Guide International, Inc.* (Media)	20,919	102,921
Genco Shipping & Trading, Ltd.ADR (Transportation)	1,835	75,712
GenCorp, Inc.* (Aerospace/Defense)	6,973	91,137
General Communication, Inc.—Class A* (Telecommunications)	6,239	79,922
Genesco, Inc.* (Retail)	1,835	95,989
Genesee & Wyoming, Inc.—Class A* (Transportation)	3,303	98,562
Genesis Healthcare Corp.* (Healthcare-Services)	1,468	100,441
GeoEye, Inc.* (Telecommunications)	3,303	71,774
Georgia Gulf Corp. (Chemicals)	3,670	66,464
Gevity HR, Inc. (Commercial Services)	3,303	63,847
Gladstone Capital Corp. (Investment Companies)	4,404	94,510
GMH Communities Trust (REIT)	8,808	85,350
Golden Telecom, Inc. (Telecommunications)	1,468	80,755
Goodman Global, Inc.* (Building Materials)	3,670	81,547
GrafTech International, Ltd.* (Electrical Components & Equipment)	7,340	123,606
Granite Construction, Inc. (Engineering & Construction)	2,202	141,324
Great Wolf Resorts, Inc.* (Entertainment)	6,606	94,135
Greatbatch, Inc.* (Electrical Components & Equipment)	2,569	83,236
Greater Bay Bancorp (Banks)	4,404	122,607
Greenhill & Co., Inc. (Diversified Financial Services)	1,468	100,866
Greif Brothers Corp.—Class A (Packaging & Containers)	2,202	131,261
Grey Wolf, Inc.* (Oil & Gas)	13,579	111,891
Group 1 Automotive, Inc. (Retail)	2,202	88,829
Guitar Center, Inc.* (Retail)	2,202	131,702
GulfMark Offshore, Inc.* (Transportation)	1,835	93,989
Haemonetics Corp.* (Healthcare-Products)	2,202	115,847
Hanover Compressor Co.* (Oil & Gas Services)	6,239	148,800
Harleysville National Corp. (Banks)	6,973	112,405
Harvest Natural Resources, Inc.* (Oil & Gas)	6,606	78,677
Haynes International, Inc.* (Metal Fabricate/Hardware)	1,101	92,957
HealthExtras, Inc.* (Pharmaceuticals)	2,936	86,847
HEALTHSOUTH Corp.* (Healthcare-Services)	5,872	106,342
Healthways, Inc.* (Healthcare-Services)	2,569	121,694
Hecla Mining Co.* (Mining)	9,175	78,355
HEICO Corp. (Aerospace/Defense)	2,936	123,547
Heidrick & Struggles International, Inc.* (Commercial Services)	1,835	94,025
Helen of Troy, Ltd.ADR* (Household Products/Wares)	2,936	79,272
Hercules Offshore, Inc.* (Oil & Gas Services)	2,202	71,301
Hercules Technology Growth Capital, Inc. (Investment Companies)	7,340	99,163
Hercules, Inc.* (Chemicals)	8,074	158,654
Herman Miller, Inc. (Office Furnishings)	4,037	127,569
Hersha Hospitality Trust (REIT)	9,175	108,448
Hexcel Corp.* (Aerospace/Defense Equipment)	6,973	146,921
Hibbett Sports, Inc.* (Retail)	3,303	90,436
Highland Hospitality Corp. (REIT)	5,872	112,742
Highwoods Properties, Inc. (REIT)	4,037	151,387
Hilb, Rogal, and Hobbs Co. (Insurance)	2,569	110,107
Hologic, Inc.* (Healthcare-Products)	3,670	202,988
Horizon Lines, Inc.—Class A (Transportation)	3,303	108,206
Horizon Offshore, Inc.* (Oil & Gas Services)	3,670	70,464
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	1,835	71,125
Hub Group, Inc.—Class A* (Transportation)	3,303	116,133
Hudson Highland Group, Inc.* (Commercial Services)	2,936	62,801
Human Genome Sciences, Inc.* (Biotechnology)	11,744	104,756
Huron Consulting Group, Inc.* (Commercial Services)	1,468	107,179
Iconix Brand Group, Inc.* (Apparel)	4,404	97,857
IDACORP, Inc. (Electric)	4,037	129,345
IHS, Inc.—Class A* (Computers)	2,569	118,174
II-VI, Inc.* (Electronics)	2,569	69,800
IKON Office Solutions, Inc. (Office/Business Equipment)	8,074	126,035
Illumina, Inc.* (Biotechnology)	3,670	148,965
Imation Corp. (Computers)	2,936	108,221
Immucor, Inc.* (Healthcare-Products)	4,771	133,445
Independent Bank Corp. Massachusetts (Banks)	3,670	108,412
Independent Bank Corp. Michigan (Banks)	5,872	101,057
Infinity Property & Casualty Corp. (Insurance)	2,202	111,707
Infocrossing, Inc.* (Software)	4,037	74,563
Informatica Corp.* (Software)	6,973	102,991
Infospace, Inc. (Internet)	3,670	85,181
Infrasource Services, Inc.* (Engineering & Construction)	2,936	108,926
Ingles Markets, Inc.—Class A (Food)	2,202	75,859
Innospec, Inc. (Chemicals)	1,468	86,920
Input/Output, Inc.* (Oil & Gas Services)	5,505	85,933
Insight Enterprises, Inc.* (Retail)	4,404	99,398
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	3,670	80,043
Integra Bank Corp. (Banks)	5,505	118,192
Interactive Brokers Group, Inc.—Class A* (Diversified Financial Services)	3,670	99,567
Interdigital Communications Corp.* (Telecommunications)	3,670	118,064
Interface, Inc.—Class A (Office Furnishings)	5,138	96,903
Interline Brands, Inc.* (Building Materials)	2,936	76,571
Intermec, Inc.* (Machinery-Diversified)	4,771	120,754
InterMune, Inc.* (Biotechnology)	2,569	66,640
Internap Network Services Corp.* (Internet)	4,404	63,506
International Coal Group, Inc.* (Coal)	11,744	70,229
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	2,569	167,884
Interwoven, Inc.* (Internet)	5,505	77,290
inVentiv Health, Inc.* (Advertising)	2,569	94,051
Inverness Medical Innovations, Inc.* (Healthcare-Products)	3,303	168,519
IPC Holdings, Ltd.ADR (Insurance)	4,771	154,056
iPCS, Inc. (Telecommunications)	2,569	87,012
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	8,074	78,156
ITC Holdings Corp. (Electric)	3,670	149,112
Itron, Inc.* (Electronics)	2,202	171,624
J. Crew Group, Inc.* (Retail)	2,569	138,957

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks, continued
	Shares	Value

j2 Global Communications, Inc.* (Internet)	4,037	$140,891
Jack Henry & Associates, Inc. (Computers)	5,505	141,754
Jack in the Box, Inc.* (Retail)	2,202	156,210
Jackson Hewitt Tax Service, Inc. (Commercial Services)	2,936	82,531
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	2,936	82,619
Jamba, Inc.* (Retail)	7,340	67,088
Jer Investors Trust, Inc. (REIT)	5,872	88,080
JetBlue Airways Corp.* (Airlines)	11,744	137,992
Jo-Ann Stores, Inc.* (Retail)	2,202	62,603
Jos. A. Bank Clothiers, Inc.* (Retail)	1,835	76,097
K-V Pharmaceutical Co.* (Pharmaceuticals)	3,303	89,974
K2, Inc.* (Leisure Time)	5,138	78,046
Kadant, Inc.* (Machinery-Diversified)	2,569	80,153
Kaiser Aluminum Corp.* (Mining)	1,101	80,241
Kaman Corp. (Aerospace/Defense)	2,936	91,574
Kaydon Corp. (Metal Fabricate/Hardware)	2,202	114,768
KBW, Inc.* (Diversified Financial Services)	2,569	75,477
KEMET Corp.* (Electronics)	9,909	69,858
Kenexa Corp.* (Commercial Services)	2,202	83,037
Keystone Automotive Industries, Inc.* (Auto Parts & Equipment)	1,835	75,914
Kindred Healthcare, Inc.* (Healthcare-Services)	2,202	67,645
KNBT Bancorp, Inc. (Savings & Loans)	8,441	124,083
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	7,707	127,936
Knight Transportation, Inc. (Transportation)	5,138	99,574
Knightsbridge Tankers, Ltd.ADR (Transportation)	2,936	89,577
Knoll, Inc. (Office Furnishings)	4,037	90,429
Korn/Ferry International* (Commercial Services)	3,670	96,374
Kulicke & Soffa Industries, Inc.* (Semiconductors)	7,340	76,850
Kyphon, Inc.* (Healthcare-Products)	3,303	159,039
L-1 Identity Solutions, Inc.* (Electronics)	4,771	97,567
Labor Ready, Inc.* (Commercial Services)	4,037	93,295
Laclede Group, Inc. (Gas)	5,138	163,799
Lance, Inc. (Food)	3,670	86,465
LandAmerica Financial Group, Inc. (Insurance)	1,101	106,235
Landauer, Inc. (Commercial Services)	2,202	108,448
LaSalle Hotel Properties (REIT)	3,303	143,416
Lattice Semiconductor Corp.* (Semiconductors)	13,579	77,672
Lawson Software, Inc.* (Software)	10,643	105,259
Layne Christensen Co.* (Engineering & Construction)	1,835	75,143
LCA-Vision, Inc. (Healthcare-Products)	1,835	86,722
Leapfrog Enterprises, Inc.* (Toys/Games/Hobbies)	6,606	67,712
Lear Corp.* (Auto Parts & Equipment)	5,138	182,964
Lee Enterprises, Inc. (Media)	4,404	91,867
LIFE TIME FITNESS, Inc.* (Leisure Time)	2,202	117,212
Lifecell Corp.* (Biotechnology)	2,936	89,665
Ligand Pharmaceuticals, Inc.—Class B (Pharmaceuticals)	9,542	65,649
Lin TV Corp.—Class A* (Media)	3,303	62,129
Littelfuse, Inc.* (Electrical Components & Equipment)	2,202	74,362
Live Nation, Inc.* (Commercial Services)	4,771	106,775
LKQ Corp.* (Distribution/Wholesale)	4,404	108,603
LodgeNet Entertainment Corp.* (Media)	2,569	82,362
Longs Drug Stores Corp. (Retail)	2,202	115,649
LoopNet, Inc.* (Internet)	3,303	77,059
LTC Properties, Inc. (REIT)	5,138	116,889
Luminent Mortgage Capital, Inc. (REIT)	8,441	85,170
Luminex Corp.* (Healthcare-Products)	5,505	67,767
M&F Worldwide Corp.* (Food)	1,101	73,305
Macrovision Corp.* (Entertainment)	4,037	121,352
MAF Bancorp, Inc. (Savings & Loans)	2,569	139,394
Magellan Health Services, Inc.* (Healthcare-Services)	2,936	136,436
Maguire Properties, Inc. (REIT)	3,303	113,392
Manhattan Associates, Inc.* (Computers)	2,936	81,944
MannKind Corp.* (Pharmaceuticals)	4,771	58,826
Mariner Energy, Inc.* (Oil & Gas)	6,239	151,296
Martek Biosciences Corp.* (Biotechnology)	3,670	95,310
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	4,404	112,214
MasTec, Inc.* (Telecommunications)	4,771	75,477
Matria Healthcare, Inc.* (Healthcare-Services)	2,202	66,677
Matrix Service Co.* (Oil & Gas Services)	2,569	63,840
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	2,936	128,039
Mattson Technology, Inc.* (Semiconductors)	6,973	67,638
Max Capital Group, Ltd. (Insurance)	5,138	145,405
MAXIMUS, Inc. (Commercial Services)	1,835	79,602
McCormick & Schmick’s Seafood Restaurants, Inc.* (Retail)	3,670	95,200
MCG Capital Corp. (Investment Companies)	6,606	105,828
McGrath Rentcorp (Commercial Services)	2,936	98,914
Medarex, Inc.* (Pharmaceuticals)	9,175	131,111
Mediacom Communications Corp.—Class A* (Media)	8,074	78,237
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	4,037	123,290
Mentor Corp. (Healthcare-Products)	2,936	119,436
Mentor Graphics Corp.* (Computers)	6,973	91,834
Meridian Bioscience, Inc. (Healthcare-Products)	4,037	87,441
Meritage Homes Corp.* (Home Builders)	2,202	58,904
Metal Management, Inc. (Environmental Control)	1,835	80,868
Methode Electronics, Inc. (Electronics)	4,771	74,666
MGE Energy, Inc. (Electric)	4,037	131,889
MGI Pharma, Inc.* (Pharmaceuticals)	5,872	131,357
Micros Systems, Inc.* (Computers)	2,936	159,718
Microsemi Corp.* (Semiconductors)	5,505	131,845
MicroStrategy, Inc.—Class A* (Software)	734	69,356
Midas, Inc.* (Commercial Services)	3,670	83,199
MKS Instruments, Inc.* (Semiconductors)	4,037	111,825
Mobile Mini, Inc.* (Storage/Warehousing)	3,303	96,448
Monaco Coach Corp. (Home Builders)	5,138	73,730
Monarch Casino & Resort, Inc.* (Lodging)	2,569	68,978
Montpelier Re Holdings, Ltd.ADR (Insurance)	8,074	149,692
Moog, Inc.—Class A* (Aerospace/Defense)	2,936	129,507
MPS Group, Inc.* (Commercial Services)	8,074	107,949
MSC.Software Corp.* (Software)	5,505	74,538
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,303	113,755
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	9,542	162,787
MVC Capital, Inc. (Investment Companies)	4,037	75,936
Myriad Genetics, Inc.* (Biotechnology)	3,303	122,839
Nara Bancorp, Inc. (Banks)	5,872	93,541
Nash Finch Co. (Food)	1,468	72,666
NATCO Group, Inc.—Class A* (Oil & Gas Services)	1,835	84,483
National CineMedia, Inc.* (Entertainment)	4,037	113,076
National Financial Partners (Diversified Financial Services)	2,936	135,966
Nationwide Health Properties, Inc. (REIT)	6,239	169,701
NCI Building Systems, Inc.* (Building Materials)	1,835	90,521
Nektar Therapeutics* (Biotechnology)	7,707	73,139
Net 1 UEPS Technologies, Inc.* (Commercial Services)	3,303	79,767
Netflix, Inc.* (Internet)	4,037	78,277
NETGEAR, Inc.* (Telecommunications)	2,936	106,430
NewAlliance Bancshares, Inc. (Savings & Loans)	9,175	135,056
NGP Capital Resources Co. (Investment Companies)	5,505	92,044
Nicor, Inc. (Gas)	3,303	141,765
Nordson Corp. (Machinery-Diversified)	2,569	128,861
North Pittsburgh Systems, Inc. (Telecommunications)	3,670	77,988
NorthStar Realty Finance Corp. (REIT)	7,340	91,823
Novatel Wireless, Inc.* (Telecommunications)	2,569	66,845

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks, continued
	Shares	Value

Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	2,936	$68,849
NTELOS Holdings Corp. (Telecommunications)	2,936	81,151
Nuance Communications, Inc.* (Software)	9,175	153,498
NuVasive, Inc.* (Healthcare-Products)	3,670	99,127
O’Charley’s, Inc. (Retail)	4,404	88,785
Ohio Casualty Corp. (Insurance)	4,404	190,737
Oil States International, Inc.* (Oil & Gas Services)	3,303	136,546
Old Dominion Freight Line, Inc.* (Transportation)	2,936	88,520
Olin Corp. (Chemicals)	5,872	123,312
OM Group, Inc.* (Chemicals)	2,202	116,530
OMEGA Healthcare Investors, Inc. (REIT)	7,707	122,002
Omnicell, Inc.* (Software)	3,670	76,263
OmniVision Technologies, Inc.* (Semiconductors)	4,771	86,403
ON Semiconductor Corp.* (Semiconductors)	16,148	173,107
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	3,670	98,723
Opsware, Inc.* (Internet)	8,074	76,784
optionsXpress Holdings, Inc. (Diversified Financial Services)	3,670	94,172
OraSure Technologies, Inc.* (Healthcare-Products)	9,909	81,056
Orbital Sciences Corp.* (Aerospace/Defense)	4,771	100,239
Orthofix International NVADR* (Healthcare-Products)	1,835	82,520
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	4,404	159,469
OSI Systems, Inc.* (Electronics)	2,569	70,262
Owens & Minor, Inc. (Distribution/Wholesale)	3,303	115,407
P.F. Chang’s China Bistro, Inc.* (Retail)	2,569	90,429
Pacer International, Inc. (Transportation)	3,670	86,318
Pacific Sunwear of California, Inc.* (Retail)	5,138	113,036
PAETEC Holding Corp.* (Telecommunications)	6,973	78,725
Palm, Inc.* (Computers)	7,340	117,513
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,936	82,883
Parallel Petroleum Corp.* (Oil & Gas)	3,670	80,373
Parametric Technology Corp.* (Software)	7,707	166,548
PAREXEL International Corp.* (Commercial Services)	2,202	92,616
Parker Drilling Co.* (Oil & Gas)	8,808	92,836
Partners Trust Financial Group, Inc. (Savings & Loans)	10,643	111,751
Payless ShoeSource, Inc.* (Retail)	4,404	138,946
Peet’s Coffee & Tea, Inc.* (Beverages)	3,670	90,392
Penn Virginia Corp. (Oil & Gas)	2,569	103,274
Performance Food Group Co.* (Food)	3,303	107,314
Perini Corp.* (Engineering & Construction)	1,835	112,908
Perot Systems Corp.—Class A* (Computers)	6,239	106,313
Perrigo Co. (Pharmaceuticals)	6,239	122,160
Petrohawk Energy Corp.* (Oil & Gas)	11,377	180,439
PetroQuest Energy, Inc.* (Oil & Gas)	4,771	69,370
Pharmion Corp.* (Pharmaceuticals)	2,202	63,748
Phase Forward, Inc.* (Software)	4,404	74,119
PHH Corp.* (Commercial Services)	4,037	125,995
PHI, Inc.* (Transportation)	2,936	87,463
Pier 1 Imports, Inc. (Retail)	9,175	77,896
Pilgrim’s Pride Corp. (Food)	2,936	112,067
Pinnacle Entertainment, Inc.* (Entertainment)	4,404	123,973
Pinnacle Financial Partners, Inc.* (Banks)	4,404	129,301
Piper Jaffray* (Diversified Financial Services)	1,835	102,265
Plantronics, Inc. (Telecommunications)	3,670	96,227
Platinum Underwriters Holdings, Ltd.ADR (Insurance)	4,404	153,039
Playtex Products, Inc.* (Household Products/Wares)	5,872	86,964
Plexus Corp.* (Electronics)	3,670	84,373
PMA Capital Corp.—Class A* (Insurance)	8,808	94,158
PMC-Sierra, Inc.* (Semiconductors)	16,148	124,824
PNM Resources, Inc. (Electric)	5,872	163,183
Polaris Industries, Inc. (Leisure Time)	2,936	159,014
Polycom, Inc.* (Telecommunications)	5,872	197,299
PolyMedica Corp. (Healthcare-Products)	2,202	89,952
PolyOne Corp.* (Chemicals)	10,276	73,884
Portfolio Recovery Associates, Inc. (Diversified Financial Services)	1,468	88,109
Post Properties, Inc. (REIT)	2,936	153,054
Potlatch Corp. (Forest Products & Paper)	3,303	142,194
Powerwave Technologies, Inc.* (Telecommunications)	11,744	78,685
Preferred Bank (Banks)	2,936	117,440
Presidential Life Corp. (Insurance)	4,771	93,798
Priceline.com, Inc.* (Internet)	2,569	176,593
PRIMEDIA, Inc.* (Media)	25,690	73,217
ProAssurance Corp.* (Insurance)	2,569	143,016
Progress Software Corp.* (Software)	3,303	105,002
Prospect Capital Corp. (Investment Companies)	4,771	83,349
Provident New York Bancorp (Savings & Loans)	8,441	114,038
PSS World Medical, Inc.* (Healthcare-Products)	5,505	100,301
Psychiatric Solutions, Inc.* (Healthcare-Services)	4,037	146,382
Quanex Corp. (Metal Fabricate/Hardware)	2,569	125,110
Quantum Corp.* (Computers)	22,754	72,130
Quest Software, Inc.* (Software)	5,505	89,126
Quiksilver, Inc.* (Apparel)	9,175	129,643
RAIT Financial Trust (REIT)	4,771	124,141
Ralcorp Holdings, Inc.* (Food)	2,202	117,697
Raven Industries, Inc. (Miscellaneous Manufacturing)	2,202	78,633
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	2,202	90,832
RC2 Corp.* (Toys/Games/Hobbies)	2,202	88,102
RealNetworks, Inc.* (Internet)	9,542	77,958
Realty Income Corp. (REIT)	7,340	184,895
Red Robin Gourmet Burgers, Inc.* (Retail)	2,202	88,895
Reddy Ice Holdings, Inc. (Miscellaneous Manufacturing)	3,303	94,202
Regal-Beloit Corp. (Hand/Machine Tools)	2,202	102,481
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,138	92,073
Regis Corp. (Retail)	3,303	126,340
Renasant Corp. (Banks)	4,404	100,147
Rent-A-Center, Inc.* (Commercial Services)	5,138	134,770
Republic Property Trust (REIT)	8,441	103,402
Resource Capital Corp. (REIT)	5,872	82,091
Resources Connection, Inc.* (Commercial Services)	3,670	121,771
RF Micro Devices, Inc.* (Telecommunications)	14,680	91,603
Rimage Corp.* (Computers)	2,569	81,155
Robbins & Myers, Inc. (Machinery-Diversified)	1,468	77,995
Rock-Tenn Co.—Class A (Forest Products & Paper)	2,936	93,130
Rofin-Sinar Technologies, Inc.* (Electronics)	1,468	101,292
Rosetta Resources, Inc.* (Oil & Gas)	4,404	94,862
RTI International Metals, Inc.* (Mining)	1,468	110,643
Rudolph Technologies, Inc.* (Semiconductors)	4,404	73,150
Rush Enterprises, Inc.* (Retail)	3,303	71,741
Russ Berrie and Co., Inc.* (Household Products/Wares)	4,037	75,209
Ryerson, Inc. (Iron/Steel)	2,202	82,905
SAIC, Inc.* (Commercial Services)	6,973	126,002
Sally Beauty Holdings, Inc.* (Retail)	7,707	69,363
Sanderson Farms, Inc. (Food)	1,835	82,612
Sandy Spring Bancorp, Inc. (Banks)	3,670	115,385
Sapient Corp.* (Internet)	8,808	68,086
Savient Pharmaceuticals, Inc.* (Biotechnology)	5,138	63,814
SAVVIS, Inc.* (Telecommunications)	2,202	109,021
ScanSource, Inc.* (Distribution/Wholesale)	2,936	93,923
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	1,835	87,970
Scholastic Corp.* (Media)	3,303	118,710
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,936	91,016
Sciele Pharma, Inc.* (Pharmaceuticals)	3,303	77,819
Seabright Insurance Holdings* (Insurance)	5,138	89,812
Seacoast Banking Corp. of Florida (Banks)	4,771	103,769

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks, continued
	Shares	Value

Security Bank Corp. (Banks)	5,138	$103,274
Select Comfort Corp.* (Retail)	4,404	71,433
Selective Insurance Group, Inc. (Insurance)	5,138	138,109
Semtech Corp.* (Semiconductors)	6,239	108,122
Senior Housing Properties Trust (REIT)	6,606	134,432
Senomyx, Inc.* (Commercial Services)	4,771	64,409
Signature Bank* (Banks)	2,936	100,118
Silgan Holdings, Inc. (Packaging & Containers)	1,835	101,439
Silicon Image, Inc.* (Semiconductors)	8,441	72,424
Sinclair Broadcast Group, Inc.—Class A (Media)	5,505	78,281
SiRF Technology Holdings, Inc.* (Semiconductors)	4,037	83,727
Skilled Healthcare Group, Inc.—Class A* (Healthcare-Services)	4,771	73,998
SkyWest, Inc. (Airlines)	4,404	104,947
Skyworks Solutions, Inc.* (Semiconductors)	12,845	94,411
Smart Modular Technologies (WWH), Inc.ADR* (Computers)	4,404	60,599
Sohu.com, Inc.* (Internet)	2,569	82,182
Sonic Corp.* (Retail)	5,505	121,771
SonicWALL, Inc.* (Internet)	8,441	72,508
SonoSite, Inc.* (Healthcare-Products)	2,569	80,744
Sonus Networks, Inc.* (Telecommunications)	17,616	150,088
Sotheby’s (Commercial Services)	4,404	202,672
Southwest Bancorp, Inc. (Banks)	4,404	105,872
Spansion, Inc.—Class A* (Semiconductors)	7,340	81,474
Spartan Motors, Inc. (Auto Parts & Equipment)	3,303	56,217
Spartan Stores, Inc. (Food)	2,569	84,546
Spartech Corp. (Chemicals)	2,936	77,951
Spherion Corp.* (Commercial Services)	7,707	72,369
Spirit Finance Corp. (REIT)	9,175	133,588
SPSS, Inc.* (Software)	1,835	80,997
Stage Stores, Inc. (Retail)	4,037	84,616
Standard Microsystems Corp.* (Semiconductors)	2,569	88,219
Standard Pacific Corp. (Home Builders)	5,138	90,069
Standex International Corp. (Miscellaneous Manufacturing)	4,037	114,812
Steiner Leisure, Ltd.ADR* (Commercial Services)	1,835	90,135
STERIS Corp. (Healthcare-Products)	4,771	145,993
Sterling Financial Corp. (Savings & Loans)	4,404	127,452
Steven Madden, Ltd. (Apparel)	2,569	84,160
Stewart Enterprises, Inc.—Class A (Commercial Services)	10,643	82,909
Stifel Financial Corp.* (Diversified Financial Services)	1,468	86,451
Stone Energy Corp.* (Oil & Gas)	2,569	88,014
Strategic Hotels & Resorts, Inc. (REIT)	5,872	132,061
Strayer Education, Inc. (Commercial Services)	1,101	145,013
Suffolk Bancorp (Banks)	3,303	105,432
Sunrise Assisted Living, Inc.* (Healthcare-Services)	3,303	132,087
Sunstone Hotel Investors, Inc. (REIT)	5,138	145,868
Superior Bancorp* (Banks)	11,010	112,632
Superior Essex, Inc.* (Electrical Components & Equipment)	2,202	82,245
SureWest Communications (Telecommunications)	2,936	79,977
Swift Energy Co.* (Oil & Gas)	2,202	94,158
Sybase, Inc.* (Software)	5,872	140,282
Symbion, Inc.* (Healthcare-Services)	3,303	71,708
Symmetricom, Inc.* (Telecommunications)	8,441	70,904
Synaptics, Inc.* (Computers)	2,202	78,810
Take-Two Interactive Software, Inc.* (Software)	5,505	109,935
Taser International, Inc.* (Electronics)	5,872	81,973
Technitrol, Inc. (Electronics)	3,303	94,697
Technology Investment Capital Corp. (Investment Companies)	6,239	98,514
Tekelec* (Telecommunications)	5,138	74,090
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,569	118,046
TeleTech Holdings, Inc.* (Commercial Services)	2,936	95,361
Tempur-Pedic International, Inc. (Home Furnishings)	5,505	142,579
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	3,670	128,597
Terra Industries, Inc.* (Chemicals)	6,606	167,925
Tessera Technologies, Inc.* (Semiconductors)	3,303	133,937
Tetra Tech, Inc.* (Environmental Control)	4,771	102,815
Texas Capital Bancshares, Inc.* (Banks)	4,404	98,429
Texas Industries, Inc. (Building Materials)	1,835	143,882
The BISYS Group, Inc.* (Computers)	9,542	112,882
The Children’s Place Retail Stores, Inc.* (Retail)	1,835	94,759
The Commerce Group, Inc. (Insurance)	4,037	140,165
The Genlyte Group, Inc.* (Building Materials)	1,835	144,121
The Geo Group, Inc.* (Commercial Services)	4,037	117,477
The Gymboree Corp.* (Apparel)	2,569	101,244
The Hain Celestial Group, Inc.* (Food)	3,670	99,604
The Medicines Co.* (Pharmaceuticals)	4,404	77,598
The Men’s Wearhouse, Inc. (Retail)	3,670	187,427
The Middleby Corp.* (Machinery-Diversified)	1,468	87,816
The Pantry, Inc.* (Retail)	1,835	84,593
The Pep Boys—Manny, Moe & Jack (Retail)	3,670	73,987
The Phoenix Cos., Inc. (Insurance)	9,542	143,225
The Spectranetics Corp.* (Healthcare-Products)	6,606	76,101
The Steak n Shake Co.* (Retail)	6,239	104,129
The Stride Rite Corp. (Apparel)	3,670	74,354
The Timberland Co.—Class A* (Apparel)	4,037	101,692
The Topps Co., Inc. (Toys/Games/Hobbies)	9,175	96,429
The TriZetto Group, Inc.* (Internet)	4,404	85,261
The Ultimate Software Group, Inc.* (Software)	2,936	84,938
The Warnaco Group, Inc.* (Apparel)	3,670	144,378
Thoratec Corp.* (Healthcare-Products)	4,771	87,739
THQ, Inc.* (Software)	4,404	134,410
Tibco Software, Inc.* (Internet)	14,680	132,854
TierOne Corp. (Savings & Loans)	2,569	77,327
Time Warner Telecom, Inc.—Class A* (Telecommunications)	9,542	191,794
Titan International, Inc. (Auto Parts & Equipment)	2,202	69,605
TiVo, Inc.* (Home Furnishings)	11,744	67,998
TNS, Inc. (Commercial Services)	5,872	84,616
Transaction Systems Architect, Inc.* (Software)	2,936	98,826
TreeHouse Foods, Inc.* (Food)	3,303	87,893
Triarc Cos., Inc. (Retail)	6,239	97,952
TriCo Bancshares (Banks)	4,404	98,473
Trident Microsystems, Inc.* (Software)	4,404	80,813
TriQuint Semiconductor, Inc.* (Semiconductors)	15,781	79,852
Tronox, Inc.—Class B (Chemicals)	5,505	77,345
Trump Entertainment Resorts, Inc.* (Lodging)	4,404	55,270
TrustCo Bank Corp. NY (Banks)	14,680	145,038
Tupperware Corp. (Household Products/Wares)	4,771	137,119
Tween Brands, Inc.* (Retail)	2,202	98,209
TXCO Resources, Inc.* (Oil & Gas)	5,872	60,364
UAP Holding Corp. (Chemicals)	4,404	132,737
UCBH Holdings, Inc. (Banks)	7,707	140,807
UIL Holdings Corp. (Electric)	3,303	109,329
Under Armour, Inc.—Class A* (Retail)	1,835	83,768
United America Indemnity, Ltd.—Class A* (Insurance)	4,404	109,527
United Natural Foods, Inc.* (Food)	3,670	97,549
United Online, Inc. (Internet)	6,606	108,933
United Stationers, Inc.* (Distribution/Wholesale)	1,835	122,284
United Therapeutics Corp.* (Pharmaceuticals)	1,835	117,000
Universal American Financial Corp.* (Insurance)	4,771	101,527
Universal Compression Holdings, Inc.* (Oil & Gas Services)	1,835	132,982
Universal Corp. (Agriculture)	1,835	111,788

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Common Stocks, continued
	Shares	Value

Universal Health Realty Income Trust (REIT)	3,670	$122,211
Urstadt Biddle Properties—Class A (REIT)	6,606	112,368
USA Mobility, Inc. (Telecommunications)	2,936	78,567
USEC, Inc.* (Mining)	6,239	137,133
UTStarcom, Inc.* (Telecommunications)	11,744	65,884
Vail Resorts, Inc.* (Entertainment)	2,202	134,036
Valassis Communications, Inc.* (Commercial Services)	4,404	75,705
Valeant Pharmaceuticals International (Pharmaceuticals)	6,973	116,379
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,468	106,812
ValueClick, Inc.* (Internet)	6,973	205,425
Varian, Inc.* (Electronics)	2,202	120,736
Veeco Instruments, Inc.* (Semiconductors)	4,404	91,339
Ventana Medical Systems, Inc.* (Healthcare-Products)	2,202	170,149
Viad Corp. (Commercial Services)	2,202	92,858
ViaSat, Inc.* (Telecommunications)	2,569	82,465
Vignette Corp.* (Internet)	4,404	84,381
ViroPharma, Inc.* (Pharmaceuticals)	5,872	81,034
VistaPrint, Ltd.ADR* (Commercial Services)	3,303	126,340
Visteon Corp.* (Auto Parts & Equipment)	11,010	89,181
Volcom, Inc.* (Apparel)	1,468	73,591
W-H Energy Services, Inc.* (Oil & Gas Services)	2,202	136,326
W.R. Grace & Co.* (Chemicals)	5,138	125,830
Wabtec Corp. (Machinery-Diversified)	3,670	134,065
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	5,872	152,731
Walter Industries, Inc. (Holding Companies-Diversified)	4,037	116,912
Warren Resources, Inc.* (Oil & Gas)	6,239	72,872
Washington Group International, Inc.* (Engineering & Construction)	1,835	146,818
Watsco, Inc. (Distribution/Wholesale)	1,835	99,824
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	2,936	148,209
Watts Water Technologies, Inc.—Class A (Electronics)	2,569	96,260
WD-40 Co. (Household Products/Wares)	2,936	96,506
Websense, Inc.* (Internet)	3,670	77,988
West Coast Bancorp (Banks)	4,037	122,684
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,569	121,128
Westar Energy, Inc. (Electric)	6,973	169,304
Whiting Petroleum Corp.* (Oil & Gas)	2,569	104,096
Willbros Group, Inc.ADR* (Oil & Gas Services)	2,569	76,248
Wind River Systems, Inc.* (Software)	7,340	80,740
Winn-Dixie Stores, Inc.* (Food)	2,569	75,272
Winnebago Industries, Inc. (Home Builders)	2,936	86,671
Winston Hotels, Inc. (REIT)	7,707	115,605
Winthrop Realty Trust (REIT)	16,148	111,583
WMS Industries, Inc.* (Leisure Time)	3,670	105,916
Wolverine World Wide, Inc. (Apparel)	4,404	122,035
Woodward Governor Co. (Electronics)	2,202	118,181
World Acceptance Corp.* (Diversified Financial Services)	1,835	78,410
World Fuel Services Corp. (Retail)	2,202	92,616
Worthington Industries, Inc. (Metal Fabricate/Hardware)	5,138	111,238
Wright Express Corp.* (Commercial Services)	3,303	113,194
Wright Medical Group, Inc.* (Healthcare-Products)	3,670	88,520
WSFS Financial Corp. (Savings & Loans)	1,835	120,064
XenoPort, Inc.* (Pharmaceuticals)	1,835	81,511
Yardville National Bancorp (Banks)	3,303	112,797
Zale Corp.* (Retail)	3,670	87,383
Zenith National Insurance Corp. (Insurance)	2,936	138,256
Zoltek Cos., Inc.* (Chemicals)	1,835	76,208
Zoran Corp.* (Semiconductors)	4,404	88,256
Zumiez, Inc.* (Retail)	1,835	69,326
Zymogenetics, Inc.* (Pharmaceuticals)	5,138	75,066

TOTAL COMMON STOCKS
(Cost $72,751,803)		86,765,153
Repurchase Agreements (13.1%)
	Principal
	Amount

UBS, 4.98%, 7/2/07+, dated 6/29/07, with a repurchase price of $12,934,366 (Collateralized by $12,971,000 of various U.S. Government Agency Obligations, 5.125% - 5.25%, 9/2/08-9/13/10, market value $13,189,962)	$12,929,000	12,929,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,929,000)		12,929,000

TOTAL INVESTMENT SECURITIES
(Cost $85,680,803)—101.4%		99,694,153
Net other assets (liabilities)—(1.4)%		(1,409,505)

NET ASSETS—100.0%		$98,284,648

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $502,500)	6	$(11,058)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Russell 2000 Index expiring 7/30/07	$6,632,905	$(45,563)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 7/30/07	4,498,757	(26,571)

ProFund VP Small-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising	0.1%
Aerospace/Defense	0.8%
Aerospace/Defense Equipment	0.1%
Agriculture	0.2%
Airlines	0.4%
Apparel	1.2%
Auto Manufacturers	0.1%
Auto Parts & Equipment	1.1%

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP Small-Cap	Schedule of Portfolio Investments June 30, 2007
(unaudited)

Banks	4.0%
Beverages	0.1%
Biotechnology	1.9%
Building Materials	0.6%
Chemicals	1.9%
Coal	0.2%
Commercial Services	5.8%
Computers	1.8%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.9%
Electric	1.3%
Electrical Components & Equipment	1.1%
Electronics	2.7%
Energy-Alternate Sources	0.2%
Engineering & Construction	1.0%
Entertainment	0.6%
Environmental Control	0.4%
Food	1.5%
Forest Products & Paper	0.5%
Gas	0.4%
Hand/Machine Tools	0.3%
Healthcare-Products	3.4%
Healthcare-Services	1.6%
Holding Companies-Diversified	0.1%
Home Builders	0.7%
Home Furnishings	0.3%
Household Products/Wares	0.9%
Insurance	2.8%
Internet	3.3%
Investment Companies	0.8%
Iron/Steel	0.2%
Leisure Time	0.6%
Lodging	0.5%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	1.2%
Media	1.3%
Metal Fabricate/Hardware	0.9%
Mining	0.9%
Miscellaneous Manufacturing	1.5%
Office Furnishings	0.3%
Office/Business Equipment	0.1%
Oil & Gas	2.7%
Oil & Gas Services	1.5%
Packaging & Containers	0.2%
Pharmaceuticals	3.0%
REIT	4.9%
Real Estate	0.1%
Retail	5.8%
Savings & Loans	1.3%
Semiconductors	3.0%
Software	3.5%
Storage/Warehousing	0.1%
Telecommunications	4.6%
Toys/Games/Hobbies	0.5%
Transportation	1.8%
Trucking & Leasing	0.1%
Water	0.3%
Other**	11.7%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

18

PROFUNDS VP ProFund VP Small-Cap
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $72,751,803)	$86,765,153
Repurchase agreements, at cost	12,929,000

Total Investment Securities	99,694,153
Cash	136,957
Segregated cash balances with brokers for futures contracts	18,587
Dividends and interest receivable	112,046
Prepaid expenses	1,271

Total Assets	99,963,014

Liabilities:
Payable for capital shares redeemed	1,342,513
Unrealized loss on swap agreements	72,134
Variation margin on futures contracts	5,814
Advisory fees payable	63,387
Management services fees payable	8,452
Administration fees payable	2,558
Administrative services fees payable	65,931
Distribution fees payable	66,146
Trustee fees payable	25
Transfer agency fees payable	5,763
Fund accounting fees payable	4,167
Compliance services fees payable	740
Other accrued expenses	40,736

Total Liabilities	1,678,366

Net Assets	$98,284,648

Net Assets consist of:
Capital	$67,855,802
Accumulated net investment income (loss)	848,788
Accumulated net realized gains (losses) on investments	15,649,900
Net unrealized appreciation (depreciation) on investments	13,930,158

Net Assets	$98,284,648

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,485,125

Net Asset Value (offering and redemption price per share)	$39.55

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$686,789
Interest	410,724

Total Investment Income	1,097,513

Expenses:
Advisory fees	396,530
Management services fees	79,307
Administration fees	15,975
Transfer agency fees	19,594
Administrative services fees	131,687
Distribution fees	132,177
Custody fees	10,072
Fund accounting fees	29,676
Trustee fees	1,000
Compliance services fees	1,364
Other fees	32,301

Total Gross Expenses before reductions	849,683
Less Expenses reduced by the Advisor	(26,436)

Total Net Expenses	823,247

Net Investment Income (Loss)	274,266

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	5,686,759
Net realized gains (losses) on futures contracts	(866,310)
Net realized gains (losses) on swap agreements	458,643
Change in net unrealized appreciation/depreciation on investments	(199,878)

Net Realized and Unrealized Gains (Losses) on Investments	5,079,214

Change in Net Assets Resulting from Operations	$5,353,480

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP Small-Cap

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$274,266	$574,522
Net realized gains (losses) on investments	5,279,092	11,307,871
Change in net unrealized appreciation/depreciation on investments	(199,878)	4,127,076

Change in net assets resulting from operations	5,353,480	16,009,469

Distributions to Shareholders From:
Net realized gains on investments	—	(1,937,600)

Change in net assets resulting from distributions	—	(1,937,600)

Capital Transactions:
Proceeds from shares issued	75,423,967	195,973,365
Dividends reinvested	—	1,937,600
Value of shares redeemed	(102,440,423)	(209,143,242)

Change in net assets resulting from capital transactions	(27,016,456)	(11,232,277)

Change in net assets	(21,662,976)	2,839,592
Net Assets:
Beginning of period	119,947,624	117,108,032

End of period	$98,284,648	$119,947,624

Accumulated net investment income (loss)	$848,788	$574,522

Share Transactions:
Issued	1,963,325	5,545,049
Reinvested	—	55,839
Redeemed	(2,698,819)	(5,934,020)

Change in shares	(735,494)	(333,132)

See accompanying notes to the financial statements.

20

PROFUNDS VP ProFund VP Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2007		year ended	year ended	year ended	year ended	year ended
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$37.24		$32.95	$35.93	$31.62	$22.15	$28.56

Investment Activities:
Net investment income (loss)(a)	0.10		0.17	— (b)	(0.14)	(0.14)	(0.16)
Net realized and unrealized gains (losses) on investments	2.21		4.65	1.04	5.37	9.61	(6.25)

Total income (loss) from investment activities	2.31		4.82	1.04	5.23	9.47	(6.41)

Distributions to Shareholders From:
Net realized gains on investments	—		(0.53)	(4.02)	(0.92)	—	—

Net Asset Value, End of Period	$39.55		$37.24	$32.95	$35.93	$31.62	$22.15

Total Return	6.20	%(c)	14.75%	2.81%	16.74%	42.75%	(22.44)%

Ratios to Average Net Assets:
Gross expenses(d)	1.61%		1.59%	1.60%	1.61%	1.73%	1.97%
Net expenses(d)	1.56%		1.55%	1.60%	1.61%	1.73%	1.97%
Net investment income (loss)(d)	0.52%		0.47%	(0.01)%	(0.44)%	(0.52)%	(0.62)%

Supplemental Data:
Net assets, end of period (000’s)	$98,285		$119,948	$117,108	$147,828	$127,335	$38,612
Portfolio turnover rate(e)	5	%(c)	53%	67%	161%	189%	527%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

21

PROFUNDS VP
ProFund VP OTC
Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP OTC seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	77%
Futures Contracts	24%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	6.9%
Microsoft Corp.	4.6%
Qualcomm, Inc.	4.1%
Google, Inc.—Class A	3.4%
Cisco Systems, Inc.	2.8%

NASDAQ-100 Index - Composition
% of Index

Technology	42%
Communications	30%
Consumer Non-Cyclical	14%
Consumer Cyclical	10%
Industrial	3%
Basic Materials	NM
Energy	NM

NM	Not meaningful, amount is less than 0.5%.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP OTC (unaudited)	June 30, 2007

Common Stocks (76.9%)
	Shares	Value

Activision, Inc.* (Software)	8,448	$157,724
Adobe Systems, Inc.* (Software)	19,200	770,880
Akamai Technologies, Inc.* (Internet)	5,248	255,263
Altera Corp. (Semiconductors)	16,640	368,243
Amazon.com, Inc.* (Internet)	8,960	612,954
Amgen, Inc.* (Biotechnology)	18,048	997,874
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	4,224	173,860
Apollo Group, Inc.—Class A* (Commercial Services)	5,760	336,557
Apple Computer, Inc.* (Computers)	40,192	4,905,032
Applied Materials, Inc. (Semiconductors)	23,808	473,065
Autodesk, Inc.* (Software)	7,936	373,627
BEA Systems, Inc.* (Software)	12,032	164,718
Bed Bath & Beyond, Inc.* (Retail)	12,416	446,852
Biogen Idec, Inc.* (Biotechnology)	12,416	664,256
Biomet, Inc. (Healthcare-Products)	10,922	499,354
Broadcom Corp.—Class A* (Semiconductors)	14,208	415,584
C.H. Robinson Worldwide, Inc. (Transportation)	5,504	289,070
Cadence Design Systems, Inc.* (Computers)	9,728	213,627
CDW Corp.* (Distribution/Wholesale)	2,688	228,399
Celgene Corp.* (Biotechnology)	12,544	719,147
Cephalon, Inc.* (Pharmaceuticals)	2,048	164,639
Check Point Software Technologies, Ltd.ADR* Internet)	7,424	169,341
CheckFree Corp.* (Internet)	2,688	108,058
Cintas Corp. (Textiles)	6,272	247,305
Cisco Systems, Inc.* (Telecommunications)	72,448	2,017,677
Citrix Systems, Inc.* (Software)	7,040	237,037
Cognizant Technology Solutions Corp.* (Computers)	4,608	346,015
Comcast Corp.—Special Class A* (Media)	48,384	1,360,558
Costco Wholesale Corp. (Retail)	7,808	456,924
Dell, Inc.* (Computers)	27,904	796,659
DENTSPLY International, Inc. (Healthcare-Products)	4,864	186,097
Discovery Holding Co.—Class A* (Media)	7,936	182,449
eBay, Inc.* (Internet)	33,920	1,091,546
EchoStar Communications Corp.—Class A* (Media)	7,168	310,876
Electronic Arts, Inc.* (Software)	10,368	490,614
Expedia, Inc.* (Internet)	9,984	292,431
Expeditors International of Washington, Inc. (Transportation)	6,912	285,466
Express Scripts, Inc.* (Pharmaceuticals)	7,936	396,879
Fastenal Co. (Distribution/Wholesale)	4,736	198,249
Fiserv, Inc.* (Software)	6,912	392,602
Flextronics International, Ltd.ADR* (Electronics)	22,016	237,773
Garmin, Ltd.ADR (Electronics)	6,656	492,344
Genzyme Corp.* (Biotechnology)	11,008	708,915
Gilead Sciences, Inc.* (Pharmaceuticals)	30,720	1,191,014
Google, Inc.—Class A* (Internet)	4,608	2,411,735
IAC/InterActiveCorp* (Internet)	9,984	345,546
Infosys Technologies, Ltd.ADR (Software)	3,712	187,011
Intel Corp. (Semiconductors)	67,840	1,611,878
Intuit, Inc.* (Software)	14,080	423,526
Intuitive Surgical, Inc.* (Healthcare-Products)	1,152	159,863
Joy Global, Inc. (Machinery-Construction & Mining)	3,456	201,588
Juniper Networks, Inc.* (Telecommunications)	12,416	312,511
KLA-Tencor Corp. (Semiconductors)	7,680	422,016
Lam Research Corp.* (Semiconductors)	4,608	236,851
Lamar Advertising Co. (Advertising)	2,560	160,666
Level 3 Communications, Inc.* (Telecommunications)	49,792	291,283
Liberty Global, Inc.—Class A* (Media)	6,400	262,656
Liberty Media Holding Corp.—Interactive Series A* (Internet)	19,968	445,885
Linear Technology Corp. (Semiconductors)	11,264	407,532
Logitech International SAADR* (Computers)	5,888	155,384
Marvell Technology Group, Ltd.ADR* (Semiconductors)	18,560	337,978
Maxim Integrated Products, Inc. (Semiconductors)	14,976	500,348
Microchip Technology, Inc. (Semiconductors)	6,016	222,833
Microsoft Corp. (Software)	109,952	3,240,285
Millicom International Cellular SAADR* (Telecommunications)	3,200	293,248
Monster Worldwide, Inc.* (Internet)	4,352	178,867
Network Appliance, Inc.* (Computers)	12,928	377,498
NII Holdings, Inc.—Class B* (Telecommunications)	5,248	423,724
NVIDIA Corp.* (Semiconductors)	11,904	491,754
Oracle Corp.* (Software)	71,552	1,410,290
PACCAR, Inc. (Auto Manufacturers)	9,216	802,161
Patterson Cos., Inc.* (Healthcare-Products)	4,352	162,199
Patterson-UTI Energy, Inc. (Oil & Gas)	5,248	137,550
Paychex, Inc. (Commercial Services)	12,032	470,692
Petsmart, Inc. (Retail)	4,480	145,376
Qualcomm, Inc. (Telecommunications)	67,072	2,910,254

See accompanying notes to the financial statements.

22

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP OTC (unaudited)	June 30, 2007

Common Stocks, continued
	Shares	Value

Research In Motion, Ltd.ADR* (Computers)	6,144	$1,228,739
Ross Stores, Inc. (Retail)	4,480	137,984
Ryanair Holdings PLCADR* (Airlines)	3,840	144,960
SanDisk Corp.* (Computers)	6,912	338,273
Sears Holdings Corp.* (Retail)	5,248	889,536
Sepracor, Inc.* (Pharmaceuticals)	3,328	136,515
Sigma-Aldrich Corp. (Chemicals)	4,096	174,776
Sirius Satellite Radio, Inc.* (Media)	52,864	159,649
Staples, Inc. (Retail)	16,000	379,680
Starbucks Corp.* (Retail)	34,304	900,137
Sun Microsystems, Inc.* (Computers)	51,840	272,678
Symantec Corp.* (Internet)	31,360	633,472
Telefonaktiebolaget LM EricssonADR (Telecommunications)	4,352	173,601
Tellabs, Inc.* (Telecommunications)	8,320	89,523
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	20,224	834,240
UAL Corp.* (Airlines)	3,584	145,475
VeriSign, Inc.* (Internet)	7,552	239,625
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,480	127,949
Virgin Media, Inc. (Telecommunications)	11,904	290,100
Whole Foods Market, Inc. (Food)	4,608	176,486
Wynn Resorts, Ltd. (Lodging)	3,712	332,929
Xilinx, Inc. (Semiconductors)	13,184	352,936
XM Satellite Radio Holdings, Inc.—Class A* (Media)	10,496	123,538
Yahoo!, Inc.* (Internet)	21,504	583,403

TOTAL COMMON STOCKS
(Cost $31,839,218)		54,434,746

Repurchase Agreements (18.3%)
	Principal
	Amount

UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $12,984,386 (Collateralized by $13,012,000 Federal Farm Credit Bank, 5.25%, 9/13/10, market value $13,239,439)	$12,979,000	12,979,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,979,000)		12,979,000

TOTAL INVESTMENT SECURITIES
(Cost $44,818,218)—95.2%		67,413,746
Net other assets (liabilities)—4.8%		3,406,540

NET ASSETS—100.0%		$70,820,286

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

NASDAQ Futures Contract expiring September 2007 (Underlying face amount at value $16,828,050)	86	$149,926

ProFund VP OTC invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising	0.2%
Airlines	0.4%
Auto Manufacturers	1.1%
Biotechnology	4.5%
Chemicals	0.3%
Commercial Services	1.2%
Computers	12.1%
Distribution/Wholesale	0.6%
Electronics	1.0%
Food	0.3%
Healthcare-Products	1.4%
Internet	10.4%
Lodging	0.5%
Machinery-Construction & Mining	0.3%
Media	3.4%
Oil & Gas	0.2%
Pharmaceuticals	4.2%
Retail	4.7%
Semiconductors	8.3%
Software	11.1%
Telecommunications	9.5%
Textiles	0.4%
Transportation	0.8%
Other**	23.1%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

23

PROFUNDS VP
ProFund VP OTC
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $31,839,218)	$54,434,746
Repurchase agreements, at cost	12,979,000

Total Investment Securities	67,413,746
Segregated cash balances with brokers for futures contracts	1,231,876
Dividends and interest receivable	5,255
Receivable for capital shares issued	2,678,914
Variation margin on futures contracts	24,376
Prepaid expenses	695

Total Assets	71,354,862

Liabilities:
Cash overdraft	24,247
Payable for investments purchased	421,370
Advisory fees payable	36,437
Management services fees payable	4,858
Administration fees payable	1,471
Administrative services fees payable	18,066
Distribution fees payable	13,840
Trustee fees payable	14
Transfer agency fees payable	3,164
Fund accounting fees payable	2,182
Compliance services fees payable	395
Other accrued expenses	8,532

Total Liabilities	534,576

Net Assets	$70,820,286

Net Assets consist of:
Capital	$78,790,228
Accumulated net investment income (loss)	(158,710)
Accumulated net realized gains (losses) on investments	(30,556,686)
Net unrealized appreciation (depreciation) on investments	22,745,454

Net Assets	$70,820,286

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,088,963

Net Asset Value (offering and redemption price per share)	$17.32

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$205,233
Dividends	117,803

Total Investment Income	323,036

Expenses:
Advisory fees	221,662
Management services fees	44,333
Administration fees	10,025
Transfer agency fees	8,238
Administrative services fees	100,840
Distribution fees	73,887
Custody fees	5,974
Fund accounting fees	11,484
Trustee fees	400
Compliance services fees	593
Other fees	19,088

Total Gross Expenses before reductions	496,524
Less Expenses reduced by the Advisor	(14,778)

Total Net Expenses	481,746

Net Investment Income (Loss)	(158,710)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	10,594,073
Net realized gains (losses) on futures contracts	(13,381)
Change in net unrealized appreciation/depreciation on investments	(5,526,873)

Net Realized and Unrealized Gains (Losses) on Investments	5,053,819

Change in Net Assets Resulting from Operations	$4,895,109

See accompanying notes to the financial statements.

24

PROFUNDS VP
ProFund VP OTC

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$(158,710)	$(823,690)
Net realized gains (losses) on investments	10,580,692	1,430,891
Change in net unrealized appreciation/depreciation on investments	(5,526,873)	738,142

Change in net assets resulting from operations	4,895,109	1,345,343

Capital Transactions:
Proceeds from shares issued	116,987,547	288,617,735
Value of shares redeemed	(124,851,253)	(306,504,615)

Change in net assets resulting from capital transactions	(7,863,706)	(17,886,880)

Change in net assets	(2,968,597)	(16,541,537)
Net Assets:
Beginning of period	73,788,883	90,330,420

End of period	$70,820,286	$73,788,883

Accumulated net investment income (loss)	$(158,710)	$—

Share Transactions:
Issued	7,035,618	18,911,700
Redeemed	(7,609,095)	(20,269,034)

Change in shares	(573,477)	(1,357,334)

See accompanying notes to the financial statements.

25

PROFUNDS VP
ProFund VP OTC
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002

Net Asset Value, Beginning of Period	$15.83		$15.01	$16.45	$15.79	$10.76	$17.53

Investment Activities:
Net investment income (loss)(a)	(0.04)		(0.16)	(0.18)	(0.12)	(0.22)	(0.23)
Net realized and unrealized gains (losses) on investments	1.53		0.98	0.18	1.42	5.25	(6.54)

Total income (loss) from investment activities	1.49		0.82	—	1.30	5.03	(6.77)

Distributions to Shareholders From:
Net realized gains on investments	—		—	(1.44)	(0.64)	—	—

Net Asset Value, End of Period	$17.32		$15.83	$15.01	$16.45	$15.79	$10.76

Total Return	9.41	%(b)	5.46%	0.18%	8.53%	46.75%	(38.62)%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.73%	1.84%	1.87%	1.95%	2.03%
Net expenses(c)	1.63%		1.70%	1.84%	1.87%	1.95%	1.98%
Net investment income (loss)(c)	(0.54)%		(1.05)%	(1.21)%	(0.75)%	(1.68)%	(1.75)%

Supplemental Data:
Net assets, end of period (000’s)	$70,820		$73,789	$90,330	$157,144	$154,003	$76,250
Portfolio turnover rate(d)	46	%(b)	258%	387%	540%	510%	534%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

26

PROFUNDS VP ProFund VP Short Small-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(31)%
Swap Agreements	(69)%
Options	NM

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM   Not meaningful, amount is less than 0.0%.

Holdings
The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition
% of Index

Financial	20%
Consumer Non-Cyclical	20%
Industrial	15%
Consumer Cyclical	14%
Communications	10%
Technology	9%
Energy	5%
Basic Materials	4%
Utilities	3%
Diversified	NM

NM Not meaningful, amount is less than 0.5%.

PROFUNDS VP ProFund VP Short Small-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2007

U.S. Government Agency Obligations (72.6%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 4.60%, 7/2/07+	$2,666,000	$2,665,659
Federal Farm Credit Bank, 4.60%, 7/2/07+	2,666,000	2,665,659
Federal Home Loan Bank, 4.60%, 7/2/07+	2,666,000	2,665,659
Federal Home Loan Mortgage Corp., 4.60%, 7/2/07+	2,666,000	2,665,659

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,662,636)		10,662,636

Repurchase Agreements (18.1%)
UBS, 4.98%, 7/2/07+, dated 6/29/07, with a repurchase price of $2,665,106 (Collateralized by $2,666,000 of various Federal National Mortgage Association Securities, 4.75% - 5.50%, 8/3/07-3/15/11, market value $2,718,438)	2,664,000	2,664,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,664,000)		2,664,000

Options Purchased(NM)
	Contracts

Russell 2000 Futures Call Option 1100 expiring July 2007	100	800
Russell 2000 Futures Call Option 1200 expiring September 2007	50	526

TOTAL OPTIONS PURCHASED (Cost $3,802)		1,326

TOTAL INVESTMENT SECURITIES (Cost $13,330,438)—90.7%		13,327,962
Net other assets (liabilities)—9.3%		1,366,005

NET ASSETS—100.0%		$14,693,967

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $2,177,500)	26	$(21,758)

Futures Contracts Sold
Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $6,700,000)	16	84,728

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the Russell 2000 Index expiring 7/30/07	$(10,197,370)	$59,943
Equity Index Swap Agreement based on the Russell 2000 Index expiring 7/30/07	(631)	4

See accompanying notes to the financial statements.

27

PROFUNDS VP ProFund VP Short Small-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $10,666,438)	$10,663,962
Repurchase agreements, at cost	2,664,000

Total Investment Securities	13,327,962
Segregated cash balances with brokers for futures contracts	177,973
Segregated cash balances with custodian for swap agreements	20,613
Interest receivable	737
Unrealized gain on swap agreements	59,947
Receivable for capital shares issued	1,141,623
Variation margin on futures contracts	32,198
Prepaid expenses	575

Total Assets	14,761,628

Liabilities:
Cash overdraft	31,159
Advisory fees payable	10,781
Management services fees payable	1,438
Administration fees payable	436
Administrative services fees payable	7,575
Distribution fees payable	7,726
Trustee fees payable	7
Transfer agency fees payable	1,049
Fund accounting fees payable	629
Compliance services fees payable	278
Other accrued expenses	6,583

Total Liabilities	67,661

Net Assets	$14,693,967

Net Assets consist of:
Capital	$25,205,110
Accumulated net investment income (loss)	1,790,325
Accumulated net realized gains (losses) on investments	(12,421,909)
Net unrealized appreciation (depreciation) on investments	120,441

Net Assets	$14,693,967

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,043,091

Net Asset Value (offering and redemption price per share)	$14.09

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$775,041

Expenses:
Advisory fees	110,880
Management services fees	22,176
Administration fees	3,408
Transfer agency fees	4,821
Administrative services fees	42,727
Distribution fees	36,960
Custody fees	5,921
Fund accounting fees	6,560
Trustee fees	206
Compliance services fees	395
Other fees	8,215

Total Gross Expenses before reductions	242,269
Less Expenses reduced by the Advisor	(7,392)

Total Net Expenses	234,877

Net Investment Income (Loss)	540,164

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(11,781)
Net realized gains (losses) on futures contracts	(2,649,199)
Net realized gains (losses) on swap agreements	(1,892,455)
Change in net unrealized appreciation/depreciation on investments	(34,849)

Net Realized and Unrealized Gains (Losses) on Investments	(4,588,284)

Change in Net Assets Resulting from Operations	$(4,048,120)

See accompanying notes to the financial statements.

28

PROFUNDS VP ProFund VP Short Small-Cap

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$540,164	$1,250,161
Net realized gains (losses) on investments	(4,553,435)	(7,344,023)
Change in net unrealized appreciation/depreciation on investments	(34,849)	94,691

Change in net assets resulting from operations	(4,048,120)	(5,999,171)

Distributions to Shareholders From:
Net investment income	—	(284,372)

Change in net assets resulting from distributions	—	(284,372)

Capital Transactions:
Proceeds from shares issued	340,768,410	762,477,311
Dividends reinvested	—	284,372
Value of shares redeemed	(335,078,478)	(752,619,018)

Change in net assets resulting from capital transactions	5,689,932	10,142,665

Change in net assets	1,641,812	3,859,122
Net Assets:
Beginning of period	13,052,155	9,193,033

End of period	$14,693,967	$13,052,155

Accumulated net investment income (loss)	$1,790,325	$1,250,161

Share Transactions:
Issued	23,443,242	48,792,089
Reinvested	—	18,335
Redeemed	(23,295,384)	(48,468,287)

Change in shares	147,858	342,137

See accompanying notes to the financial statements.

29

PROFUNDS VP ProFund VP Short Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the						For the period
	six months ended		For the	For the	For the	For the	September 3, 2002
	June 30, 2007		year ended	year ended	year ended	year ended	through
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002(a)

Net Asset Value, Beginning of Period	$14.58		$16.62	$17.12	$18.82	$28.74	$30.00

Investment Activities:
Net investment income (loss)(b)	0.26		0.56	0.23	(0.11)	(0.20)	(0.02)
Net realized and unrealized gains (losses) on investments	(0.75)		(2.50)	(0.73)	(1.59)	(9.72)	(1.24)

Total income (loss) from investment activities	(0.49)		(1.94)	(0.50)	(1.70)	(9.92)	(1.26)

Distributions to Shareholders From:
Net investment income	—		(0.10)	—	—	—	—

Net Asset Value, End of Period	$14.09		$14.58	$16.62	$17.12	$18.82	$28.74

Total Return	(3.29	)%(c)	(11.73)%	(2.92)%	(9.03)%	(34.52)%	(4.20	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.64%		1.67%	1.90%	2.28%	2.71%	1.73%
Net expenses(d)	1.59%		1.62%	1.90%	1.98%	1.98%	1.73%
Net investment income (loss)(d)	3.66%		3.52%	1.36%	(0.62)%	(0.80)%	(0.23)%

Supplemental Data:
Net assets, end of period (000’s)	$14,694		$13,052	$9,193	$6,934	$125	$2,173
Portfolio turnover rate(e)	—	(c)	—	—	—	—	—	(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

30

PROFUNDS VP ProFund VP Money Market

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

Market Exposure
Investment Type	% of Net Assets

U.S. Government Agency Obligations	70%
Repurchase Agreements	18%

Total Exposure	88%

An investment in the ProFund VP Money Market is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP Money Market seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund VP Money Market.

PROFUNDS VP ProFund VP Money Market (unaudited)	Schedule of Portfolio Investments June 30, 2007

U.S. Government Agency Obligations (70.2%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 4.60%, 7/2/07	$28,182,000	$28,178,399
Federal Farm Credit Bank, 4.60%, 7/2/07	28,182,000	28,178,399
Federal Home Loan Bank, 4.60%, 7/2/07	28,182,000	28,178,399
Federal Home Loan Mortgage Corp., 4.60%, 7/2/07	28,182,000	28,178,399

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $112,713,596)		112,713,596

Repurchase Agreements (17.6%)
UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $28,182,691 (Collateralized by $28,842,000 of various U.S. Government Agency Obligations, 4.75% - 5.228%*, 7/24/07-5/7/10, market value $28,735,349)	28,171,000	28,171,000

TOTAL REPURCHASE AGREEMENTS
(Cost $28,171,000)		28,171,000

TOTAL INVESTMENT SECURITIES
(Cost $140,884,596)—87.8%		140,884,596
Net other assets (liabilities)—12.2%		19,595,539

NET ASSETS—100.0%		$160,480,135

*	Represents the effective yield or interest rate in effect at June 30, 2007.

See accompanying notes to the financial statements.

31

PROFUNDS VP ProFund VP Money Market (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $112,713,596)	$112,713,596
Repurchase agreements, at cost	28,171,000

Total Investment Securities	140,884,596
Cash	1,033
Interest receivable	7,794
Receivable for capital shares issued	20,764,819
Prepaid expenses	2,144

Total Assets	161,660,386

Liabilities:
Payable for capital shares redeemed	925,843
Advisory fees payable	95,464
Management services fees payable	12,729
Administration fees payable	3,855
Administrative services fees payable	13,949
Distribution fees payable	92,430
Trustee fees payable	40
Transfer agency fees payable	7,985
Fund accounting fees payable	5,568
Compliance services fees payable	1,248
Other accrued expenses	21,140

Total Liabilities	1,180,251

Net Assets	$160,480,135

Net Assets consist of:
Capital	$160,480,135

Net Assets	$160,480,135

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	160,480,135

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$3,886,067

Expenses:
Advisory fees	557,170
Management services fees	111,435
Administration fees	22,299
Transfer agency fees	22,051
Administrative services fees	26,982
Distribution fees	185,723
Custody fees	9,474
Fund accounting fees	30,017
Trustee fees	1,071
Compliance services fees	1,736
Other fees	34,948

Total Gross Expenses before reductions	1,002,906
Less Expenses reduced by the Advisor	(37,146)

Total Net Expenses	965,760

Net Investment Income (Loss)	2,920,307

Change in Net Assets Resulting from Operations	$2,920,307

See accompanying notes to the financial statements.

32

PROFUNDS VP ProFund VP Money Market

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$2,920,307	$4,894,152

Distributions to Shareholders From:
Net investment income	(2,920,307)	(4,894,152)

Change in net assets resulting from distributions	(2,920,307)	(4,894,152)

Capital Transactions:
Proceeds from shares issued	1,938,484,992	3,307,894,162
Dividends reinvested	2,920,307	4,894,152
Value of shares redeemed	(1,933,674,752)	(3,216,324,243)

Change in net assets resulting from capital transactions	7,730,547	96,464,071

Change in net assets	7,730,547	96,464,071
Net Assets:
Beginning of period	152,749,588	56,285,517

End of period	$160,480,135	$152,749,588

Share Transactions:
Issued	1,938,484,992	3,307,894,162
Reinvested	2,920,307	4,894,152
Redeemed	(1,933,674,752)	(3,216,324,243)

Change in shares	7,730,547	96,464,071

See accompanying notes to the financial statements.

33

PROFUNDS VP ProFund VP Money Market

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2007		year ended	year ended	year ended	year ended	year ended
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value,
Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income (loss)	0.020		0.036	0.018	0.001	0.001	0.002

Distributions to Shareholders From:
Net investment income	(0.020)		(0.036)	(0.018)	(0.001)	(0.001)	(0.002)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	1.97	%(a)	3.68%	1.80%	0.08%	0.12%	0.21%
Ratios to Average Net Assets:
Gross expenses(b)	1.35%		1.33%	1.34%	1.35%	1.43%	1.51%
Net expenses(b)	1.30%		1.29%	1.34%	1.15%	0.93%	1.32%
Net investment income (loss)(b)	3.93%		3.65%	1.91%	0.05%	0.12%	0.22%
Supplemental Data:
Net assets, end of period (000’s)	$160,480		$152,750	$56,286	$30,701	$45,786	$69,179

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

34

PROFUNDS VP

Notes to Financial Statements
June 30, 2007
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Bull, ProFund VP Small-Cap, ProFund VP OTC, ProFund VP Short Small-Cap and ProFund VP Money Market (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP”. Each non-money market ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s and ProFunds VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act.

For the non-money market ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor.

35

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The non-money market ProFunds VP, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of June 30, 2007, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each non-money market ProFund VP, may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued or delayed-delivery securities. As of June 30, 2007, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options

The non-money market ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

36

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

Index Options

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of June 30, 2007 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements

The non-money market ProFunds VP may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFunds VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, which is generally no later than monthly, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The non-money market ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

37

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund VP will enter into swap agreements only with large, well-capitalized and well established financial institutions. The creditworthiness of each of the firms, which is a party to a swap agreement, is monitored by the Advisor. Swap agreements are collateralized by cash and certain securities as indicated on the Schedule of Portfolio Investments of each particular ProFund VP.

Investment Transactions and Related Income

Investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the five active ProFunds VP included in this report, the Advisor serves as the investment advisor for each of the additional 97 active ProFunds in the ProFunds Trust not included in this report and each of the Funds in the Access One Trust and ProShares Trust (other trusts in the Fund Complex advised by the Advisor or an affiliate).

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Money Market) intends to declare and distribute net investment income at least annually. ProFund VP Money Market declares dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

In addition, effective June 29, 2007, the ProFunds VP adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ VP tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then). The adoption of FIN 48 did not impact the ProFunds’ VP net assets or results of operations.

38

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the ProFunds VP do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays BISYS an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to BISYS by the Trust for support of the ProFunds VP Compliance Service Program. ProFunds Distributors, Inc. (the “Distributor”), an affiliate of BISYS, serves as the Trust’s distributor. Under the Amended and Restated Distribution Agreement dated July 1, 2006, for providing the distribution entity and infrastructure related platform the Distributor receives an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts. To the extent the Trusts cannot pay the Distributor such compensation and expense reimbursements in full pursuant to the Distribution and Shareholder Services Plan, it is contemplated that the Advisor, or an affiliate of the Advisor will pay any unpaid portion of such compensation and expense reimbursements to the Distributor. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives a base fee, service charges, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as reimbursement or compensation for distribution-related activities and/or shareholder services. Under the Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 0.25% (on an annual basis) of the average daily net assets of the applicable ProFund VP attributable to, or held in the name of the Authorized Firm for, its clients. Each ProFund VP may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers. During the period ended June 30, 2007, the Advisor, as an Authorized Firm, was reimbursed $924,512 for expenses incurred under the Plan in aggregate relating to the Trust.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One Trust and ProShares Trust will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $65,000. Independent Trustees will also receive $3,000 for attending each regular quarterly in person meeting, $3,000 for attending each special in-person meeting and $1,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $41,500 ($83,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended June 30, 2007. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

39

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2006 through April 30, 2007, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP Money Market). ProFund VP Money Market’s operating expenses were limited to an annualized rate of 1.30% of its average daily net assets.

Effective May 1, 2007, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2007 through April 30, 2008 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP Money Market). ProFund VP Money Market’s operating expense are limited to an annualized rate of 1.30% of its average daily net assets.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. As of June 30, 2007, the reimbursements that may potentially be made by the ProFunds VP are as follows:

Expires
4/30/10

ProFund VP OTC	$3,520

During the period ended June 30, 2007, the Advisor voluntarily waived additional management services fees in the amounts listed below for the ProFunds VP. These fees were voluntarily waived to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

Waiver

ProFund VP Bull	$48,559
ProFund VP Small-Cap	426,436
ProFund VP OTC	14,778
ProFund VP Short Small-Cap	7,392
ProFund VP Money Market	37,146

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2007 were as follows:

	Purchases	Sales

ProFund VP Bull	$116,167,455	$224,424,565
ProFund VP Small-Cap	4,382,313	25,457,457
ProFund VP OTC	24,973,649	49,729,984

5.	Concentration Risk

ProFund VP Short Small-Cap may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated.

40

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2006, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires
	12/31/12	12/31/13	12/31/14	Total

ProFund VP OTC	$—	$—	$3,476,760	$3,476,760
ProFund VP Short Small-Cap	34,822	423,868	7,270,343	7,729,033

As of the latest tax year end of December 31, 2006, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires
	12/31/09	12/31/10	12/31/11	12/31/12	Total

ProFund VP OTC	$—	$15,203,537	$1,424,903	$6,628,365	$23,256,805
ProFund VP Short Small-Cap	34,606	5,700	5,700	—	46,006

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Bull	$3,838,095	$6,615,991	$10,454,086
ProFund VP Small-Cap	—	1,937,600	1,937,600
ProFund VP Short Small-Cap	284,372	—	284,372
ProFund VP Money Market	4,590,652	—	4,590,652

As of the latest tax year ended December 31, 2006, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Bull	$2,622,613	$—	$—	$—	$45,119,119	$47,741,732
ProFund VP Small-Cap	3,474,877	8,256,975	—	—	13,343,514	25,075,366
ProFund VP OTC	—	—	—	(26,733,565)	13,868,514	(12,865,051)
ProFund VP Short Small-Cap	1,250,161	—	—	(7,775,039)	61,855	(6,463,023)
ProFund VP Money Market	410,212	—	(410,212)	—	—	—

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2007.

At June 30, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$154,149,836	$45,369,098	$(410,805)	$44,958,293
ProFund VP Small-Cap	86,287,699	15,482,071	(2,075,617)	13,406,454
ProFund VP OTC	44,818,218	22,867,103	(271,575)	22,595,528
ProFund VP Short Small-Cap	13,330,438	—	(2,476)	(2,476)
ProFund VP Money Market	140,884,596	—	—	—

41

PROFUNDS VP

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2007 and held for the entire period from January 1, 2007 through June 30, 2007.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07

ProFund VP Bull	$1,000.00	$1,060.20	$8.22	1.61%
ProFund VP Small-Cap	1,000.00	1,062.03	7.98	1.56%
ProFund VP OTC	1,000.00	1,094.13	8.46	1.63%
ProFund VP Short Small-Cap	1,000.00	967.06	7.75	1.59%
ProFund VP Money Market	1,000.00	1,019.65	6.51	1.30%

* Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypthetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07

ProFund VP Bull	$1,000.00	$1,016.81	$8.05	1.61%
ProFund VP Small-Cap	1,000.00	1,017.06	7.80	1.56%
ProFund VP OTC	1,000.00	1,016.71	8.15	1.63%
ProFund VP Short Small-Cap	1,000.00	1,016.91	7.95	1.59%
ProFund VP Money Market	1,000.00	1,018.35	6.51	1.30%

* Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

42

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ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

06/07

Not just funds, ProFundsSM Classic ProFunds VP Small-Cap Value Japan Ultra ProFund VP UltraMid-Cap Sector ProFund VP Oil & Gas

Semiannual Report
June 30, 2007

i	Message from the Chairman
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements

1	ProFund VP Small-Cap Value
9	ProFund VP Japan
13	ProFund VP UltraMid-Cap
21	ProFund VP Oil & Gas

26	Notes to Financial Statements

33	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to Shareholders of ProFunds VP for the six months ended June 30, 2007.

During the period, the U.S. economy seemed poised to pull off the “soft landing” that the Federal Reserve had been hoping for. Gross Domestic Product (GDP) moderated during the first quarter, suggesting that the economys’ growth rate had slowed to less than 1% per year. But with most economic indicators pointing to stronger growth in the second quarter, most economists surveyed by the Wall Street Journal are forecasting 2-3% growth rates for the second half of 2007. However, a minority of economists worry that the consensus fails to factor in the negative impact that lower housing prices and higher mortgage rates will have on the consumers’ pocketbooks.

Equities Continued to March Forward . . .

 The broad U.S. equity market continued upward during the first six months of 2007, as evidenced by the S&P 500 Index, which returned 7.0% for the period. Other major indexes also posted solid six-month returns, including the Dow Jones Industrial Average 8.8%, the NASDAQ-100 Index 10.3%, the S&P MidCap 400 Index 12.0%, and the Russell 2000 Index 6.4%.

Looking under the hood, however, it was clear that not all the moving parts were moving in synch. Of the ten primary industry groups, as measured by the Dow Jones Sector indexes, the Basic Materials, Oil & Gas, and Telecommunications surged ahead, returning 20.0%, 18.3%, and 15.4%, respectively. Financials was the only industry group that turned in a negative performance for the period, –0.9%. Other industry groups that trailed the broader market averages included Consumer Services, Consumer Goods, and Health Care, with returns of 4.5%, 5.8%, and 5.9%, respectively.

. . . While Bonds Faltered

The Fed remained vigilant in its efforts to keep inflation under control, and held its key shortterm interest rate, the Fed Funds Target Rate, steady, at 5.25%. The long end of the yield curve moved higher, as the 30-year bond yield went from 4.8% to 5.1% over the period, resulting in a –3.7% return for investors in the Long Bond.

 Navigate Today’s Markets

 Whatever direction the market takes, ProFunds believes investors should have abundant opportunities to increase potential return and reduce risk. That’s why we continue to offer innovative ways for investors to seek higher potential returns and reduced risk through exposure to a variety of U.S. and foreign equity, fixed income and currency market indexes.

As always, we deeply appreciate your continued trust in ProFunds VP.

Sincerely,

Michael Sapir
Chairman

This material must be preceded or accompanied by a current prospectus. Investing in the ProFunds VP involves certain risks, including in all or some cases, leverage, liquidity, concentration, non-diversification, repurchase agreement and inverse correlation risks. These risks can increase volatility and decrease performance. Please see the prospectus for a more complete description of these risks. All ProFunds VP permit active investment strategies, which can decrease performance.

i

PROFUNDS VP ProFund VP Small-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%
Futures Contracts	NM

Total Exposure	100%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Largest Equity Holdings
Company	% of Net Assets

Shaw Group, Inc.	1.2%
UGI Corp.	0.9%
Kansas City Southern Industries, Inc.	0.9%
Atmos Energy Corp.	0.8%
URS Corp.	0.8%

S&P SmallCap 600/Citigroup Value Index - Composition
% of Index

Industrial	25%
Financial	20%
Consumer Cyclical	15%
Consumer Non-Cyclical	13%
Utilities	8%
Technology	7%
Basic Materials	5%
Communications	5%
Energy	2%

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (100.1%)
	Shares	Value

4Kids Entertainment, Inc.* (Media)	1,976	$29,640
A.M. Castle & Co. (Metal Fabricate/Hardware)	1,729	62,088
AAR Corp.* (Aerospace/Defense)	5,434	179,376
Aaron Rents, Inc. (Commercial Services)	2,964	86,549
ABM Industries, Inc. (Commercial Services)	6,422	165,752
Acadia Realty Trust (REIT)	4,693	121,783
Actel Corp.* (Semiconductors)	2,717	37,793
Acuity Brands, Inc. (Miscellaneous Manufacturing)	3,705	223,337
Adaptec, Inc.* (Telecommunications)	17,043	64,934
Administaff, Inc. (Commercial Services)	2,223	74,448
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	5,187	117,537
Aeroflex, Inc.* (Telecommunications)	4,940	70,000
Agilysys, Inc. (Computers)	4,446	100,035
Alabama National BanCorp. (Banks)	1,235	76,372
Albany International Corp.—Class A (Machinery-Diversified)	4,199	169,808
ALLETE, Inc. (Electric)	4,446	209,184
Alliance One International, Inc.* (Agriculture)	12,844	129,082
Allscripts Healthcare Solutions, Inc.* (Software)	3,952	100,697
Alpharma, Inc.—Class A (Pharmaceuticals)	6,175	160,612
AMCOL International Corp. (Mining)	3,211	87,692
American States Water Co. (Water)	2,470	87,858
AMERIGROUP Corp.* (Healthcare-Services)	4,693	111,693
Analogic Corp. (Electronics)	1,976	145,256
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,235	32,345
Angelica Corp. (Textiles)	1,482	31,241
Anixter International, Inc.* (Telecommunications)	4,940	371,537
Ansoft Corp.* (Computers)	494	14,568
Apogee Enterprises, Inc. (Building Materials)	4,199	116,816
Applied Industrial Technologies, Inc. (Machinery-Diversified)	5,434	160,303
Applied Signal Technology, Inc. (Telecommunications)	1,729	26,990
AptarGroup, Inc. (Miscellaneous Manufacturing)	4,446	158,100
Arbitron, Inc. (Commercial Services)	1,976	101,823
Arch Chemicals, Inc. (Chemicals)	3,458	121,514
Arctic Cat, Inc. (Leisure Time)	1,729	34,234
Arkansas Best Corp. (Transportation)	3,705	144,384
ArQule, Inc.* (Biotechnology)	2,717	19,155
Arris Group, Inc.* (Telecommunications)	12,350	217,236
Ashworth, Inc.* (Apparel)	2,223	15,561
Astec Industries, Inc.* (Machinery-Construction & Mining)	1,976	83,427
ATMI, Inc.* (Semiconductors)	3,458	103,740
Atmos Energy Corp. (Gas)	12,597	378,666
Atwood Oceanics, Inc.* (Oil & Gas)	2,223	152,542
Audiovox Corp.—Class A* (Telecommunications)	2,717	35,239
Authorize.Net Holdings, Inc.* (Internet)	2,470	44,188
Avid Technology, Inc.* (Software)	4,199	148,435
Avista Corp. (Electric)	7,657	165,008
Axcelis Technologies, Inc.* (Semiconductors)	14,820	96,182
Baldor Electric Co. (Hand/Machine Tools)	5,681	279,960
Bank Mutual Corp. (Banks)	8,892	102,525
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	6,669	57,420
BankUnited Financial Corp.—Class A (Savings & Loans)	2,717	54,530
Barnes Group, Inc. (Miscellaneous Manufacturing)	5,681	179,974
Bassett Furniture Industries, Inc. (Home Furnishings)	1,729	23,601
Bel Fuse, Inc.—Class B (Electronics)	1,235	42,027
Belden, Inc. (Electrical Components & Equipment)	6,422	355,458
Bell Microproducts, Inc.* (Distribution/Wholesale)	4,446	28,988
Benchmark Electronics, Inc.* (Electronics)	9,386	212,311
Big 5 Sporting Goods Corp. (Retail)	2,223	56,686
Black Box Corp. (Telecommunications)	2,470	102,209
Blue Coat Systems, Inc.* (Internet)	1,482	73,389
Blue Nile, Inc.* (Internet)	1,482	89,513
Boston Private Financial Holdings, Inc. (Banks)	2,470	66,369
Bowne & Co., Inc. (Commercial Services)	4,199	81,922
Brady Corp.—Class A (Electronics)	4,446	165,124
Briggs & Stratton Corp. (Machinery-Diversified)	7,163	226,064
Brightpoint, Inc.* (Distribution/Wholesale)	7,410	102,184
Bristow Group, Inc.* (Transportation)	1,729	85,672
Brookline Bancorp, Inc. (Savings & Loans)	8,892	102,347
Brooks Automation, Inc.* (Semiconductors)	10,868	197,254
Brown Shoe Co., Inc. (Retail)	3,952	96,113
Brush Engineered Materials, Inc.* (Mining)	2,223	93,344
Buckeye Technologies, Inc.* (Forest Products & Paper)	5,434	84,064
Building Materials Holding Corp. (Distribution/Wholesale)	4,199	59,584

See accompanying notes to the financial statements.

1

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

C&D Technologies, Inc.* (Electrical Components & Equipment)	3,705	$20,748
C-COR, Inc.* (Telecommunications)	5,434	76,402
California Pizza Kitchen, Inc.* (Retail)	1,482	31,833
Cambrex Corp. (Biotechnology)	3,952	52,443
Captaris, Inc.* (Software)	2,717	13,911
Caraustar Industries, Inc.* (Forest Products & Paper)	4,199	22,045
Cascade Corp. (Machinery-Diversified)	988	77,499
Cascade Natural Gas Corp. (Gas)	1,729	45,663
Casey’s General Stores, Inc. (Retail)	7,410	201,997
Cash America International, Inc. (Retail)	1,482	58,761
Catapult Communications Corp.* (Computers)	741	7,351
CDI Corp. (Commercial Services)	1,976	63,627
Centene Corp.* (Healthcare-Services)	3,211	68,780
Central Garden & Pet Co.—Class A* (Household Products/Wares)	6,916	81,125
Central Pacific Financial Corp. (Banks)	4,446	146,762
Central Vermont Public Service Corp. (Electric)	1,482	55,842
Century Aluminum Co.* (Mining)	4,199	229,391
CH Energy Group, Inc. (Electric)	1,976	88,861
Champion Enterprises, Inc.* (Home Builders)	11,115	109,260
Charlotte Russe Holding, Inc.* (Retail)	988	26,548
Chattem, Inc.* (Cosmetics/Personal Care)	988	62,619
Checkpoint Systems, Inc.* (Electronics)	3,211	81,078
Chemed Corp. (Commercial Services)	3,705	245,604
Chesapeake Corp. (Packaging & Containers)	2,964	37,257
Chittenden Corp. (Banks)	6,669	233,082
Ciber, Inc.* (Computers)	7,904	64,655
CKE Restaurants, Inc. (Retail)	10,127	203,249
Clarcor, Inc. (Miscellaneous Manufacturing)	2,964	110,943
CLECO Corp. (Electric)	8,398	205,751
Coachmen Industries, Inc. (Home Builders)	2,223	21,474
Cognex Corp. (Machinery-Diversified)	6,422	144,559
Coherent, Inc.* (Electronics)	4,446	135,647
Cohu, Inc. (Semiconductors)	3,211	71,445
Colonial Properties Trust (REIT)	6,669	243,085
Community Bank System, Inc. (Banks)	4,446	89,009
Concur Technologies, Inc.* (Software)	2,470	56,439
CONMED Corp.* (Healthcare-Products)	2,717	79,554
Consolidated Graphics, Inc.* (Commercial Services)	1,729	119,785
Corn Products International, Inc. (Food)	6,669	303,106
Corus Bankshares, Inc. (Banks)	3,458	59,685
Cost Plus, Inc.* (Retail)	3,211	27,229
CPI Corp. (Commercial Services)	741	51,499
Cross Country Healthcare, Inc.* (Commercial Services)	1,235	20,600
CryoLife, Inc.* (Biotechnology)	2,470	32,135
CT Communications, Inc. (Telecommunications)	2,223	67,824
CTS Corp. (Electronics)	5,187	65,667
Cubic Corp. (Electronics)	988	29,818
Cyberonics, Inc.* (Healthcare-Products)	1,235	20,773
Cymer, Inc.* (Electronics)	3,211	129,082
Datascope Corp. (Healthcare-Products)	1,729	66,186
Delphi Financial Group, Inc.—Class A (Insurance)	2,717	113,625
Deltic Timber Corp. (Forest Products & Paper)	988	54,162
Digi International, Inc.* (Software)	3,705	54,612
Dime Community Bancshares, Inc. (Savings & Loans)	3,952	52,127
Ditech Networks, Inc.* (Telecommunications)	3,458	28,321
DJO, Inc.* (Healthcare-Products)	1,235	50,968
Downey Financial Corp. (Savings & Loans)	2,717	179,268
Drill-Quip, Inc.* (Oil & Gas Services)	1,482	66,616
DSP Group, Inc.* (Semiconductors)	1,482	30,337
EastGroup Properties, Inc. (REIT)	3,458	151,530
EDO Corp. (Aerospace/Defense)	988	32,476
EGL, Inc.* (Transportation)	4,693	218,131
El Paso Electric Co.* (Electric)	4,199	103,127
Electro Scientific Industries, Inc.* (Electronics)	4,199	87,339
EMCOR Group, Inc.* (Engineering & Construction)	4,693	342,120
Energen Corp. (Gas)	3,952	217,123
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,235	52,846
Entertainment Properties Trust (REIT)	3,952	212,539
Enzo Biochem, Inc.* (Biotechnology)	2,470	36,926
Epicor Software Corp.* (Software)	3,458	51,420
Essex Property Trust, Inc. (REIT)	1,976	229,809
Esterline Technologies Corp.* (Aerospace/Defense)	2,470	119,326
Ethan Allen Interiors, Inc. (Home Furnishings)	4,693	160,735
Exar Corp.* (Semiconductors)	5,434	72,816
FEI Co.* (Electronics)	1,976	64,141
Financial Federal Corp. (Diversified Financial Services)	3,952	117,849
First BanCorp. (Banks)	11,856	130,297
First Cash Financial Services, Inc.* (Retail)	988	23,159
First Commonwealth Financial Corp. (Banks)	9,139	99,798
First Financial Bancorp (Banks)	4,693	70,348
First Indiana Corp. (Banks)	1,976	43,709
First Midwest Bancorp, Inc. (Banks)	4,693	166,648
First Republic Bank (Banks)	2,717	145,794
FirstFed Financial Corp.* (Savings & Loans)	1,235	70,062
Flagstar Bancorp, Inc. (Savings & Loans)	5,681	68,456
Fleetwood Enterprises, Inc.* (Home Builders)	9,386	84,943
Flowers Foods, Inc. (Food)	7,410	247,198
Fred’s, Inc. (Retail)	5,928	79,317
Fremont General Corp. (Banks)	9,880	106,309
Frontier Airlines Holdings, Inc.* (Airlines)	5,434	30,430
Frontier Financial Corp. (Banks)	2,470	55,649
Fuller (H.B.) Co. (Chemicals)	8,645	258,399
G & K Services, Inc. (Textiles)	3,211	126,867
Gardner Denver, Inc.* (Machinery-Diversified)	3,458	147,138
GenCorp, Inc.* (Aerospace/Defense)	4,199	54,881
Genesco, Inc.* (Retail)	741	38,762
Genesis Healthcare Corp.* (Healthcare-Services)	2,964	202,797
Gentiva Health Services, Inc.* (Healthcare-Services)	3,952	79,277
Georgia Gulf Corp. (Chemicals)	4,940	89,463
Gerber Scientific, Inc.* (Machinery-Diversified)	3,458	40,182
Gevity HR, Inc. (Commercial Services)	3,705	71,618
Gibraltar Industries, Inc. (Iron/Steel)	4,199	93,008
Glacier Bancorp, Inc. (Banks)	3,211	65,344
Griffon Corp.* (Miscellaneous Manufacturing)	1,729	37,658
Group 1 Automotive, Inc. (Retail)	3,458	139,496
Haemonetics Corp.* (Healthcare-Products)	1,482	77,968
Hanmi Financial Corp. (Banks)	2,717	46,352
Harmonic, Inc.* (Telecommunications)	7,904	70,108
Haverty Furniture Cos., Inc. (Retail)	3,211	37,472
Healthcare Services Group, Inc. (Commercial Services)	1,482	43,719
Heidrick & Struggles International, Inc.* (Commercial Services)	1,976	101,250
Hooper Holmes, Inc.* (Commercial Services)	9,880	33,098
Hub Group, Inc.—Class A* (Transportation)	3,705	130,268
Hutchinson Technology, Inc.* (Computers)	1,729	32,522
Iconix Brand Group, Inc.* (Apparel)	5,681	126,232
IDEX Corp. (Machinery-Diversified)	6,669	257,023
IHOP Corp. (Retail)	1,235	67,221
Independent Bank Corp. Michigan (Banks)	1,482	25,505
Informatica Corp.* (Software)	7,410	109,446
Infospace, Inc. (Internet)	4,446	103,192
Inland Real Estate Corp. (REIT)	9,880	167,762
Input/Output, Inc.* (Oil & Gas Services)	7,410	115,670
Insight Enterprises, Inc.* (Retail)	7,163	161,669
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	2,223	48,484
Inter-Tel, Inc. (Software)	3,211	76,839

See accompanying notes to the financial statements.

2

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Interface, Inc.—Class A (Office Furnishings)	5,434	$102,485
Intevac, Inc.* (Machinery-Diversified)	2,223	47,261
Invacare Corp. (Healthcare-Products)	4,693	86,023
inVentiv Health, Inc.* (Advertising)	2,964	108,512
Irwin Financial Corp. (Banks)	2,717	40,673
J & J Snack Foods Corp. (Food)	988	37,287
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	3,952	111,209
JDA Software Group, Inc.* (Software)	2,717	53,335
Jo-Ann Stores, Inc.* (Retail)	3,458	98,311
K2, Inc.* (Leisure Time)	7,163	108,806
Kaman Corp. (Aerospace/Defense)	3,458	107,855
Kansas City Southern Industries, Inc.* (Transportation)	11,115	417,257
Kaydon Corp. (Metal Fabricate/Hardware)	2,470	128,736
Keithley Instruments, Inc. (Electronics)	1,976	24,799
Kellwood Co. (Apparel)	3,705	104,185
Kendle International, Inc.* (Commercial Services)	988	36,329
Keystone Automotive Industries, Inc.* (Auto Parts & Equipment)	988	40,874
Kilroy Realty Corp. (REIT)	3,211	227,467
Kite Realty Group Trust (REIT)	4,199	79,865
Kopin Corp.* (Semiconductors)	6,669	26,009
Kulicke & Soffa Industries, Inc.* (Semiconductors)	8,398	87,927
La-Z-Boy, Inc. (Home Furnishings)	7,410	84,919
Labor Ready, Inc.* (Commercial Services)	4,199	97,039
LaBranche & Co., Inc.* (Diversified Financial Services)	7,657	56,509
Laclede Group, Inc. (Gas)	3,211	102,367
Lance, Inc. (Food)	4,446	104,748
LandAmerica Financial Group, Inc. (Insurance)	2,470	238,330
Landry’s Restaurants, Inc. (Retail)	2,470	74,742
Lawson Products, Inc. (Metal Fabricate/Hardware)	494	19,118
LCA-Vision, Inc. (Healthcare-Products)	1,729	81,713
Lennox International, Inc. (Building Materials)	8,398	287,464
Lexington Corporate Properties Trust (REIT)	9,880	205,504
Libbey, Inc. (Housewares)	1,976	42,622
Lindsay Manufacturing Co. (Machinery-Diversified)	741	32,819
Lithia Motors, Inc.—Class A (Retail)	1,729	43,813
Littelfuse, Inc.* (Electrical Components & Equipment)	1,976	66,730
Live Nation, Inc.* (Commercial Services)	9,633	215,587
LoJack Corp.* (Electronics)	988	22,023
Longs Drug Stores Corp. (Retail)	4,199	220,531
LTC Properties, Inc. (REIT)	2,964	67,431
Lufkin Industries, Inc. (Oil & Gas Services)	1,235	79,719
Lydall, Inc.* (Miscellaneous Manufacturing)	2,470	36,087
M/I Schottenstein Homes, Inc. (Home Builders)	1,729	45,991
MAF Bancorp, Inc. (Savings & Loans)	3,952	214,435
MagneTek, Inc.* (Electrical Components & Equipment)	2,717	13,993
Mannatech, Inc. (Pharmaceuticals)	1,235	19,624
Marcus Corp. (Lodging)	3,211	76,293
MarineMax, Inc.* (Retail)	1,482	29,670
Martek Biosciences Corp.* (Biotechnology)	1,482	38,488
Massey Energy Co. (Coal)	11,609	309,380
Material Sciences Corp.* (Iron/Steel)	1,729	20,385
Matria Healthcare, Inc.* (Healthcare-Services)	1,729	52,354
Matrix Service Co.* (Oil & Gas Services)	1,235	30,690
MAXIMUS, Inc. (Commercial Services)	1,729	75,004
Medical Properties Trust, Inc. (REIT)	5,928	78,427
Mercury Computer Systems, Inc.* (Computers)	1,235	15,067
Meridian Bioscience, Inc. (Healthcare-Products)	2,470	53,500
Mesa Air Group, Inc.* (Airlines)	5,187	34,286
Methode Electronics, Inc. (Electronics)	5,434	85,042
MGI Pharma, Inc.* (Pharmaceuticals)	4,940	110,508
Microsemi Corp.* (Semiconductors)	5,928	141,976
Mid-America Apartment Communities, Inc. (REIT)	3,458	181,476
Midas, Inc.* (Commercial Services)	1,729	39,196
MIVA, Inc.* (Internet)	4,199	27,293
MKS Instruments, Inc.* (Semiconductors)	5,434	150,522
Monaco Coach Corp. (Home Builders)	3,952	56,711
Moog, Inc.—Class A* (Aerospace/Defense)	2,964	130,742
Movado Group, Inc. (Retail)	1,729	58,336
MTS Systems Corp. (Computers)	1,235	55,167
Mueller Industries, Inc. (Metal Fabricate/Hardware)	5,434	187,147
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,952	87,379
Napster, Inc.* (Software)	4,693	15,956
Nash Finch Co. (Food)	1,976	97,812
National Presto Industries, Inc. (Housewares)	741	46,194
National Retail Properties, Inc. (REIT)	8,645	188,980
NCI Building Systems, Inc.* (Building Materials)	1,729	85,292
Neenah Paper, Inc. (Forest Products & Paper)	2,223	91,721
Network Equipment Technologies, Inc.* (Telecommunications)	2,717	25,920
New Jersey Resources Corp. (Gas)	3,952	201,631
Newport Corp.* (Electronics)	5,928	91,765
Northwest Natural Gas Co. (Gas)	3,952	182,543
Novatel Wireless, Inc.* (Telecommunications)	3,458	89,977
O’Charley’s, Inc. (Retail)	3,458	69,713
Old Dominion Freight Line, Inc.* (Transportation)	1,729	52,129
OM Group, Inc.* (Chemicals)	4,199	222,211
Omnova Solutions, Inc.* (Chemicals)	6,175	37,359
On Assignment, Inc.* (Commercial Services)	3,211	34,422
Option Care, Inc. (Healthcare-Services)	741	11,411
Osteotech, Inc.* (Healthcare-Products)	2,470	17,784
Owens & Minor, Inc. (Distribution/Wholesale)	5,928	207,124
Oxford Industries, Inc. (Apparel)	1,235	54,760
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,482	51,440
PAREXEL International Corp.* (Commercial Services)	1,976	83,111
Park Electrochemical Corp. (Electronics)	2,964	83,526
Parkway Properties, Inc. (REIT)	2,223	106,771
PC-Tel, Inc.* (Internet)	2,470	21,612
Peet’s Coffee & Tea, Inc.* (Beverages)	741	18,251
Penford Corp. (Chemicals)	1,235	33,703
Performance Food Group Co.* (Food)	5,187	168,526
Pericom Semiconductor Corp.* (Semiconductors)	3,705	41,348
Phoenix Technologies, Ltd.* (Software)	2,223	18,740
Photon Dynamics, Inc.* (Electronics)	2,470	26,923
Photronics, Inc.* (Semiconductors)	6,175	91,884
Piedmont Natural Gas Co., Inc. (Gas)	10,868	267,896
Pinnacle Entertainment, Inc.* (Entertainment)	8,151	229,451
Piper Jaffray* (Diversified Financial Services)	2,717	151,418
Planar Systems, Inc.* (Electronics)	2,470	18,500
Plexus Corp.* (Electronics)	6,669	153,320
Polaris Industries, Inc. (Leisure Time)	1,729	93,643
PolyOne Corp.* (Chemicals)	13,585	97,676
Pope & Talbot, Inc.* (Forest Products & Paper)	2,470	9,806
Presidential Life Corp. (Insurance)	3,211	63,128
ProAssurance Corp.* (Insurance)	1,729	96,253
Progress Software Corp.* (Software)	2,470	78,521
Prosperity Bancshares, Inc. (Banks)	1,482	48,550
Provident Bankshares Corp. (Banks)	4,693	153,837
PS Business Parks, Inc. (REIT)	1,235	78,262
PSS World Medical, Inc.* (Healthcare-Products)	6,175	112,508
Quaker Chemical Corp. (Chemicals)	1,482	34,975
Quanex Corp. (Metal Fabricate/Hardware)	5,434	264,636
Radiant Systems, Inc.* (Computers)	3,705	49,054
Radio One, Inc.—Class D* (Media)	11,115	78,472
RadiSys Corp.* (Computers)	3,211	39,816
Ralcorp Holdings, Inc.* (Food)	1,482	79,213
RARE Hospitality International, Inc.* (Retail)	1,482	39,673
RC2 Corp.* (Toys/Games/Hobbies)	988	39,530
Red Robin Gourmet Burgers, Inc.* (Retail)	1,235	49,857

See accompanying notes to the financial statements.

3

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Regal-Beloit Corp. (Hand/Machine Tools)	4,446	$206,917
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,952	70,820
RehabCare Group, Inc.* (Healthcare-Services)	2,470	35,173
Res-Care, Inc.* (Healthcare-Services)	2,964	62,659
RLI Corp. (Insurance)	988	55,279
Robbins & Myers, Inc. (Machinery-Diversified)	1,482	78,739
Rock-Tenn Co.—Class A (Forest Products & Paper)	4,693	148,862
Rogers Corp.* (Electronics)	1,235	45,695
RTI International Metals, Inc.* (Mining)	1,976	148,931
Rudolph Technologies, Inc.* (Semiconductors)	2,223	36,924
Russ Berrie and Co., Inc.* (Household Products/Wares)	1,729	32,211
Ruth’s Chris Steak House, Inc.* (Retail)	1,235	20,983
Ryerson, Inc. (Iron/Steel)	3,705	139,493
Safety Insurance Group, Inc. (Insurance)	1,976	81,806
Savient Pharmaceuticals, Inc.* (Biotechnology)	4,199	52,152
School Specialty, Inc.* (Retail)	1,482	52,522
Schulman (A.), Inc. (Chemicals)	3,458	84,133
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,223	68,913
SCPIE Holdings, Inc.* (Insurance)	1,482	37,050
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,976	184,479
Secure Computing Corp.* (Internet)	4,199	31,870
Select Comfort Corp.* (Retail)	2,964	48,076
Selective Insurance Group, Inc. (Insurance)	8,398	225,738
Senior Housing Properties Trust (REIT)	9,880	201,058
Shaw Group, Inc.* (Engineering & Construction)	11,609	537,381
SI International, Inc.* (Computers)	1,482	48,936
Signature Bank* (Banks)	1,976	67,382
Skechers U.S.A., Inc.—Class A* (Apparel)	1,482	43,274
Skyline Corp. (Home Builders)	988	29,650
SkyWest, Inc. (Airlines)	9,386	223,668
Skyworks Solutions, Inc.* (Semiconductors)	23,465	172,468
Smith Corp. (Miscellaneous Manufacturing)	3,211	128,087
Sonic Automotive, Inc. (Retail)	4,446	128,801
Sonic Solutions* (Electronics)	1,976	24,917
South Financial Group, Inc. (Banks)	10,868	246,051
South Jersey Industries, Inc. (Gas)	4,199	148,561
Southern Union Co. (Gas)	8,645	281,741
Southwest Gas Corp. (Gas)	5,928	200,426
Sovran Self Storage, Inc. (REIT)	2,964	142,746
Spartan Stores, Inc. (Food)	3,211	105,674
Spectrum Brands, Inc.* (Household Products/Wares)	5,434	36,788
Spherion Corp.* (Commercial Services)	8,151	76,538
SPSS, Inc.* (Software)	1,976	87,221
Stamps.com, Inc.* (Internet)	1,482	20,422
Standard Microsystems Corp.* (Semiconductors)	1,729	59,374
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,729	25,987
Standard Pacific Corp. (Home Builders)	9,386	164,537
Standex International Corp. (Miscellaneous Manufacturing)	1,729	49,173
StarTek, Inc. (Commercial Services)	1,729	18,656
Stein Mart, Inc. (Retail)	3,952	48,452
Sterling Bancorp (Banks)	2,717	43,553
Sterling Bancshares, Inc. (Banks)	5,928	67,046
Sterling Financial Corp. (Savings & Loans)	2,717	78,630
Stewart Information Services Corp. (Insurance)	2,717	108,218
Stratasys, Inc.* (Computers)	494	23,208
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	2,717	42,168
Superior Industries International, Inc. (Auto Parts & Equipment)	3,211	69,871
Supertex, Inc.* (Semiconductors)	1,235	38,705
Susquehanna Bancshares, Inc. (Banks)	7,657	171,287
SWS Group, Inc. (Diversified Financial Services)	3,705	80,102
Sykes Enterprises, Inc.* (Computers)	2,964	56,286
Symmetricom, Inc.* (Telecommunications)	6,669	56,020
Symmetry Medical, Inc.* (Healthcare-Products)	4,940	79,089
Tanger Factory Outlet Centers, Inc. (REIT)	4,446	166,503
Technitrol, Inc. (Electronics)	3,952	113,304
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,717	124,846
Tetra Tech, Inc.* (Environmental Control)	5,187	111,780
TETRA Technologies, Inc.* (Oil & Gas Services)	4,199	118,412
Texas Industries, Inc. (Building Materials)	3,952	309,876
Texas Roadhouse, Inc.—Class A* (Retail)	3,458	44,228
The Cato Corp.—Class A (Retail)	2,223	48,773
The Finish Line, Inc.—Class A (Retail)	2,717	24,752
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	2,964	99,413
The Hain Celestial Group, Inc.* (Food)	2,964	80,443
The Men’s Wearhouse, Inc. (Retail)	3,211	163,986
The Pep Boys—Manny, Moe & Jack (Retail)	7,904	159,345
The Standard Register Co. (Household Products/Wares)	1,729	19,711
The Steak n Shake Co.* (Retail)	1,729	28,857
The Stride Rite Corp. (Apparel)	5,187	105,089
Theragenics Corp.* (Pharmaceuticals)	4,940	20,600
THQ, Inc.* (Software)	3,458	105,538
Tollgrade Communications, Inc.* (Telecommunications)	1,976	20,847
Tower Group, Inc. (Insurance)	1,482	47,276
TradeStation Group, Inc.* (Diversified Financial Services)	2,223	25,898
Tredegar Corp. (Miscellaneous Manufacturing)	3,952	84,178
TreeHouse Foods, Inc.* (Food)	1,976	52,581
Triad Guaranty, Inc.* (Insurance)	494	19,725
Triarc Cos., Inc. (Retail)	5,928	93,070
Triumph Group, Inc. (Aerospace/Defense)	2,470	161,711
Tronox, Inc.—Class B (Chemicals)	5,928	83,288
TrustCo Bank Corp. NY (Banks)	10,868	107,376
TTM Technologies, Inc.* (Electronics)	3,458	44,954
Tuesday Morning Corp. (Retail)	1,729	21,370
UGI Corp. (Gas)	15,314	417,766
UIL Holdings Corp. (Electric)	3,705	122,635
Ultratech Stepper, Inc.* (Semiconductors)	3,458	46,095
Umpqua Holdings Corp. (Banks)	4,446	104,525
UniFirst Corp. (Textiles)	988	43,521
Unisource Energy Corp. (Electric)	5,187	170,600
United Bankshares, Inc. (Banks)	5,434	172,801
United Community Banks, Inc. (Banks)	2,470	63,948
United Fire & Casualty Co. (Insurance)	1,482	52,433
United Online, Inc. (Internet)	9,633	158,848
United Stationers, Inc.* (Distribution/Wholesale)	4,446	296,281
Universal Forest Products, Inc. (Building Materials)	2,717	114,820
Universal Technical Institute, Inc.* (Commercial Services)	2,223	56,442
URS Corp.* (Engineering & Construction)	7,657	371,747
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,235	89,859
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	6,916	277,055
Veeco Instruments, Inc.* (Semiconductors)	4,446	92,210
Viad Corp. (Commercial Services)	3,211	135,408
ViaSat, Inc.* (Telecommunications)	1,729	55,501
Vicor Corp. (Electrical Components & Equipment)	2,964	39,214
ViroPharma, Inc.* (Pharmaceuticals)	5,187	71,581
Vital Signs, Inc. (Healthcare-Products)	494	27,442
Volcom, Inc.* (Apparel)	741	37,146
Volt Information Sciences, Inc.* (Commercial Services)	1,729	31,883
Wabash National Corp. (Auto Manufacturers)	4,446	65,045
Watsco, Inc. (Distribution/Wholesale)	2,223	120,931

See accompanying notes to the financial statements.

4

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	1,729	$87,280
Watts Water Technologies, Inc.—Class A (Electronics)	2,223	83,296
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	6,422	86,055
WD-40 Co. (Household Products/Wares)	1,235	40,594
Whitney Holding Corp. (Banks)	9,633	289,953
Wintrust Financial Corp. (Banks)	1,235	54,155
WMS Industries, Inc.* (Leisure Time)	2,964	85,541
Wolverine World Wide, Inc. (Apparel)	2,964	82,132
Woodward Governor Co. (Electronics)	2,717	145,821
World Fuel Services Corp. (Retail)	1,482	62,333
X-Rite, Inc. (Electronics)	2,717	40,130
Zale Corp.* (Retail)	3,211	76,454
Zenith National Insurance Corp. (Insurance)	2,223	104,681

TOTAL COMMON STOCKS
(Cost $30,093,397)		45,396,281

Repurchase Agreements (1.9%)
	Principal
	Amount

UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $849,352 (Collateralized by $854,000 Federal National Mortgage Association, 5.125%, 9/2/08, market value $866,553)	$849,000	849,000

TOTAL REPURCHASE AGREEMENTS
(Cost $849,000)		849,000

TOTAL INVESTMENT SECURITIES
(Cost $30,942,397)—102.0%		46,245,281
Net other assets (liabilities)—(2.0)%		(894,187)

NET ASSETS—100.0%		$45,351,094

* Non-income producing security

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)

E-Mini Russell 2000 Futures Contract expiring September 2007 (Underlying face amount at value $167,500)	2	$(885)

ProFund VP Small-Cap Value invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising	0.2%
Aerospace/Defense	2.1%
Agriculture	0.3%
Airlines	0.7%
Apparel	1.2%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.4%
Banks	7.0%
Beverages	NM
Biotechnology	0.7%
Building Materials	2.1%
Chemicals	2.5%
Coal	0.7%
Commercial Services	5.1%
Computers	1.0%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	1.9%
Diversified Financial Services	1.0%
Electric	2.6%
Electrical Components & Equipment	1.3%
Electronics	4.8%
Engineering & Construction	2.9%
Entertainment	0.5%
Environmental Control	0.2%
Food	3.0%
Forest Products & Paper	1.2%
Gas	5.2%
Hand/Machine Tools	1.1%
Healthcare-Products	1.7%
Healthcare-Services	1.3%
Home Builders	1.1%
Home Furnishings	0.7%
Household Products/Wares	0.5%
Housewares	0.2%
Insurance	2.6%
Internet	1.2%
Iron/Steel	0.5%
Leisure Time	0.7%
Lodging	0.2%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	3.2%
Media	0.3%
Metal Fabricate/Hardware	1.6%
Mining	1.2%
Miscellaneous Manufacturing	2.6%
Office Furnishings	0.2%
Oil & Gas	0.3%
Oil & Gas Services	1.4%
Packaging & Containers	0.1%
Pharmaceuticals	0.8%
REIT	6.3%
Retail	6.7%
Savings & Loans	2.1%
Semiconductors	4.2%
Software	1.9%
Telecommunications	3.1%
Textiles	0.5%
Toys/Games/Hobbies	0.3%
Transportation	2.3%
Water	0.2%
Other**	(0.1)%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

5

PROFUNDS VP ProFund VP Small-Cap Value (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $30,093,397)	$45,396,281
Repurchase agreements, at cost	849,000

Total Investment Securities	46,245,281
Cash	1,844
Segregated cash balances with brokers for futures contracts	6,411
Dividends and interest receivable	56,295
Receivable for investments sold	105,593
Prepaid and other expenses	1,081

Total Assets	46,416,505

Liabilities:
Payable for capital shares redeemed	1,000,701
Variation margin on futures contracts	1,680
Advisory fees payable	28,994
Management services fees payable	3,866
Administration fees payable	1,170
Administrative services fees payable	13,415
Distribution fees payable	10,564
Trustee fees payable	13
Transfer agency fees payable	2,659
Fund accounting fees payable	1,948
Compliance services fees payable	401

Total Liabilities	1,065,411

Net Assets	$45,351,094

Net Assets consist of:
Capital	$30,345,304
Accumulated net investment income (loss)	63,526
Accumulated net realized gains (losses) on investments	(359,735)
Net unrealized appreciation (depreciation) on investments	15,301,999

Net Assets	$45,351,094

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,171,249

Net Asset Value (offering and redemption price per share)	$38.72

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$565,761
Interest	6,252

Total Investment Income	572,013

Expenses:
Advisory fees	233,966
Management services fees	46,793
Administration fees	8,678
Transfer agency fees	6,708
Administrative services fees	106,301
Distribution fees	77,989
Custody fees	20,914
Fund accounting fees	10,229
Trustee fees	375
Compliance services fees	429
Other fees	11,703

Total Gross Expenses before reductions	524,085
Less Expenses reduced by the Advisor	(15,598)

Total Net Expenses	508,487

Net Investment Income (Loss)	63,526

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	4,317,484
Net realized gains (losses) on futures contracts	5,574
Change in net unrealized appreciation/depreciation on investments	(2,579,656)

Net Realized and Unrealized Gains (Losses) on Investments	1,743,402

Change in Net Assets Resulting from Operations	$1,806,928

See accompanying notes to the financial statements.

6

PROFUNDS VP ProFund VP Small-Cap Value

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$63,526	$(257,611)
Net realized gains (losses) on investments	4,323,058	2,921,635
Change in net unrealized appreciation/depreciation on investments	(2,579,656)	6,987,519

Change in net assets resulting from operations	1,806,928	9,651,543

Distributions to Shareholders From:
Net realized gains on investments	—	(3,876,765)

Change in net assets resulting from distributions	—	(3,876,765)

Capital Transactions:
Proceeds from shares issued	141,401,509	375,396,216
Dividends reinvested	—	3,876,765
Value of shares redeemed	(200,617,669)	(345,106,978)

Change in net assets resulting from capital transactions	(59,216,160)	34,166,003

Change in net assets	(57,409,232)	39,940,781
Net Assets:
Beginning of period	102,760,326	62,819,545

End of period	$45,351,094	$102,760,326

Accumulated net investment income (loss)	$63,526	$—

Share Transactions:
Issued	3,769,828	10,490,030
Reinvested	—	113,588
Redeemed	(5,403,068)	(9,709,908)

Change in shares	(1,633,240)	893,710

See accompanying notes to the financial statements.

7

PROFUNDS VP ProFund VP Small-Cap Value
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 through December 31, 2002(a)

Net Asset Value, Beginning of Period	$36.64		$32.88	$33.54	$28.97	$21.51	$30.00

Investment Activities:
Net investment income (loss)(b)	0.04		(0.12)	(0.23)	(0.16)	(0.22)	(0.09)
Net realized and unrealized gains (losses) on investments	2.04		5.71	1.59	5.92	7.68	(8.40)

Total income (loss) from investment activities	2.08		5.59	1.36	5.76	7.46	(8.49)

Distributions to Shareholders From:
Net realized gains on investments	—		(1.83)	(2.02)	(1.19)	—	—

Net Asset Value, End of Period	$38.72		$36.64	$32.88	$33.54	$28.97	$21.51

Total Return	5.65	%(c)	17.43%	4.00%	20.12%	34.68%	(28.30	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.79%	1.91%	1.95%	2.08%	2.45%
Net expenses(d)	1.63%		1.75%	1.91%	1.95%	1.98%	1.98%
Net investment income (loss)(d)	0.20%		(0.34)%	(0.69)%	(0.53)%	(0.87)%	(0.61)%

Supplemental Data:
Net assets, end of period (000’s)	$45,351		$102,760	$62,820	$179,162	$147,174	$29,165
Portfolio turnover rate(e)	192	%(c)	436%	573%	819%	906%	1,253	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

8

PROFUNDS VP
ProFund VP Japan

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	100%
Options	NM

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition
% of Index

Industrial	29%
Consumer Cyclical	22%
Consumer Non-Cyclical	15%
Technology	10%
Financial	9%
Basic Materials	7%
Communications	7%
Energy	1%
Utilities	NM

NM Not meaningful, amount is less than 0.5%.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	June 30, 2007
(unaudited)

U.S. Government Agency Obligations (75.5%)
	Principal
	Amount	Value

Federal Agricultural Mortgage Corp., 4.60%, 7/2/07	$9,303,000	$ 9,301,811
Federal Farm Credit Bank, 4.60%, 7/2/07	9,303,000	9,301,811
Federal Home Loan Bank, 4.60%, 7/2/07	9,303,000	9,301,811
Federal Home Loan Mortgage Corp., 4.60%, 7/2/07	9,303,000	9,301,811

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $37,207,244)		37,207,244

Repurchase Agreements (18.8%)
UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $9,303,860 (Collateralized by $9,255,000 Federal Home Loan Mortgage Corp., 5.50%, 1/18/08, market value $9,486,349)	9,300,000	9,300,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,300,000)		9,300,000

Options Purchased(NM)
	Contracts

Nikkei 225 Futures Put Option 10000 expiring September 2007	200	1,945

TOTAL OPTIONS PURCHASED
(Cost $3,301)		1,945

TOTAL INVESTMENT SECURITIES
(Cost $46,510,545)—94.3%		46,509,189
Net other assets (liabilities)—5.7%		2,785,739

NET ASSETS—100.0%		$49,294,928

NM  Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring September 2007 (Underlying face amount at value $49,286,400)	544	$244,864

See accompanying notes to the financial statements.

9

PROFUNDS VP
ProFund VP Japan
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $37,210,545)	$37,209,189
Repurchase agreements, at cost	9,300,000

Total Investment Securities	46,509,189
Segregated cash balances with brokers for futures contracts	3,106,549
Interest receivable	2,573
Receivable for capital shares issued	47,292
Variation margin on futures contracts	356,126
Prepaid expenses	897

Total Assets	50,022,626

Liabilities:
Cash overdraft	355,317
Payable for capital shares redeemed	289,261
Advisory fees payable	31,781
Management services fees payable	4,237
Administration fees payable	1,284
Administrative services fees payable	15,091
Distribution fees payable	10,850
Trustee fees payable	14
Transfer agency fees payable	3,019
Fund accounting fees payable	1,854
Compliance services fees payable	449
Other accrued expenses	14,541

Total Liabilities	727,698

Net Assets	$49,294,928

Net Assets consist of:
Capital	$46,508,018
Accumulated net investment income (loss)	3,572,405
Accumulated net realized gains (losses) on investments	(1,029,003)
Net unrealized appreciation (depreciation) on investments	243,508

Net Assets	$49,294,928

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,618,144

Net Asset Value (offering and redemption price per share)	$30.46

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$1,699,634

Expenses:
Advisory fees	245,911
Management services fees	49,183
Administration fees	9,005
Transfer agency fees	10,828
Administrative services fees	114,614
Distribution fees	81,970
Custody fees	5,724
Fund accounting fees	14,693
Trustee fees	581
Compliance services fees	713
Other fees	16,662

Total Gross Expenses before reductions	549,884
Less Expenses reduced by the Advisor	(16,395)

Total Net Expenses	533,489

Net Investment Income (Loss)	1,166,145

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(468)
Net realized gains (losses) on futures contracts	4,507,657
Change in net unrealized appreciation/depreciation on investments	(2,900,143)

Net Realized and Unrealized Gains (Losses) on Investments	1,607,046

Change in Net Assets Resulting from Operations	$2,773,191

See accompanying notes to the financial statements.

10

PROFUNDS VP ProFund VP Japan

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$1,166,145	$2,406,260
Net realized gains (losses) on investments	4,507,189	(325,180)
Change in net unrealized appreciation/depreciation on investments	(2,900,143)	(1,538,978)

Change in net assets resulting from operations	2,773,191	542,102

Distributions to Shareholders From:
Net investment income	—	(616,089)
Net realized gains on investments	—	(18,291,662)

Change in net assets resulting from distributions	—	(18,907,751)

Capital Transactions:
Proceeds from shares issued	87,267,051	195,438,192
Dividends reinvested	—	18,907,751
Value of shares redeemed	(108,772,396)	(257,108,253)

Change in net assets resulting from capital transactions	(21,505,345)	(42,762,310)

Change in net assets	(18,732,154)	(61,127,959)
Net Assets:
Beginning of period	68,027,082	129,155,041

End of period	$49,294,928	$68,027,082

Accumulated net investment income (loss)	$3,572,405	$2,406,260

Share Transactions:
Issued	2,982,192	5,355,733
Reinvested	—	730,029
Redeemed	(3,743,458)	(7,005,385)

Change in shares	(761,266)	(919,623)

See accompanying notes to the financial statements.

11

PROFUNDS VP
ProFund VP Japan

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the	For the	For the	For the	For the period
	June 30, 2007		year ended	year ended	year ended	year ended	May 1, 2002 through
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002(a)

Net Asset Value,
Beginning of Period	$28.59		$39.15	$27.62	$27.84	$21.96	$30.00

Investment Activities:
Net investment income (loss)(b)	0.52		1.10	0.49	(0.21)	(0.28)	(0.14)
Net realized and unrealized gains (losses) on investments	1.35		1.77 (c)	11.04	2.20	6.16	(7.90)

Total income (loss) from investment activities	1.87		2.87	11.53	1.99	5.88	(8.04)

Distributions to Shareholders From:
Net investment income	—		(0.44)	—	—	—	—
Net realized gains on investments	—		(12.99)	—	(2.21)	—	—

Total distributions	—		(13.43)	—	(2.21)	—	—

Net Asset Value, End of Period	$30.46		$28.59	$39.15	$27.62	$27.84	$21.96

Total Return	6.58	%(d)	10.86%	41.78%	7.56%	26.78%	(26.80	)%(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.68%		1.73%	1.83%	1.85%	1.95%	2.06%
Net expenses(e)	1.63%		1.70%	1.83%	1.85%	1.95%	1.98%
Net investment income (loss)(e)	3.56%		3.06%	1.52%	(0.72)%	(1.12)%	(0.85)%
Supplemental Data:
Net assets, end of period (000’s)	$49,295		$68,027	$129,155	$27,659	$25,188	$3,072
Portfolio turnover rate(f)	—	(d)	—	—	—	—	—	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

12

PROFUNDS VP ProFund VP UltraMid-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P MidCap 400 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	86%
Futures Contracts	39%
Swap Agreements	75%

Total Exposure	200%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Noble Energy, Inc.	0.7%
Expeditors International of Washington, Inc.	0.6%
Microchip Technology, Inc.	0.6%
Cameron International Corp.	0.6%
Lyondell Chemical Co.	0.6%

S&P MidCap 400 Index - Composition
% of Index

Consumer Non-Cyclical	17%
Industrial	16%
Financial	16%
Consumer Cyclical	14%
Energy	10%
Technology	10%
Utilities	6%
Communications	6%
Basic Materials	5%
Diversified	NM

NM	Not meaningful, amount is less than 0.5%.

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (85.6%)
	Shares	Value

3Com Corp.* (Telecommunications)	29,845	$123,260
99 Cents Only Stores* (Retail)	3,810	49,949
Activision, Inc.* (Software)	19,050	355,663
Acxiom Corp. (Software)	5,080	134,366
ADC Telecommunications, Inc.* (Telecommunications)	8,890	162,954
ADTRAN, Inc. (Telecommunications)	4,445	115,437
Advance Auto Parts, Inc. (Retail)	8,255	334,575
Advanced Medical Optics, Inc.* (Healthcare-Products)	4,445	155,042
Advent Software, Inc.* (Software)	1,270	41,339
Aeropostale, Inc.* (Retail)	3,810	158,801
Affymetrix, Inc.* (Biotechnology)	5,080	126,441
AGCO Corp.* (Machinery-Diversified)	6,985	303,219
AGL Resources, Inc. (Gas)	5,715	231,343
Airgas, Inc. (Chemicals)	5,715	273,748
AirTran Holdings, Inc.* (Airlines)	6,985	76,276
Alaska Air Group, Inc.* (Airlines)	3,175	88,456
Albemarle Corp. (Chemicals)	5,715	220,199
Alberto-Culver Co. (Cosmetics/Personal Care)	6,350	150,622
Alexander & Baldwin, Inc. (Transportation)	3,175	168,624
Alliance Data Systems Corp.* (Commercial Services)	5,080	392,582
Alliant Energy Corp. (Electric)	8,890	345,376
Alliant Techsystems, Inc.* (Aerospace/Defense)	2,540	251,841
AMB Property Corp. (REIT)	7,620	405,536
American Eagle Outfitters, Inc. (Retail)	14,605	374,764
American Financial Group, Inc. (Insurance)	5,080	173,482
American Greetings Corp.—Class A (Household Products/Wares)	4,445	125,927
AmeriCredit Corp.* (Diversified Financial Services)	8,890	236,029
Ametek, Inc. (Electrical Components & Equipment)	8,255	327,558
Amphenol Corp.—Class A (Electronics)	13,335	475,393
Andrew Corp.* (Telecommunications)	11,430	165,049
AnnTaylor Stores Corp.* (Retail)	5,080	179,934
Applebee’s International, Inc. (Retail)	5,715	137,732
Apria Healthcare Group, Inc.* (Healthcare-Services)	3,175	91,345
Aqua America, Inc. (Water)	10,160	228,498
Aquila, Inc.* (Electric)	27,940	114,275
Arch Coal, Inc. (Coal)	10,795	375,666
Arrow Electronics, Inc.* (Electronics)	9,525	366,046
Arthur J. Gallagher & Co. (Insurance)	7,620	212,446
ArvinMeritor, Inc. (Auto Parts & Equipment)	5,080	112,776
Associated Banc-Corp (Banks)	9,525	311,467
Astoria Financial Corp. (Savings & Loans)	6,350	159,004
Atmel Corp.* (Semiconductors)	32,385	180,061
Avis Budget Group, Inc.* (Commercial Services)	7,620	216,637
Avnet, Inc.* (Electronics)	9,525	377,571
Avocent Corp.* (Internet)	3,810	110,528
Bank of Hawaii Corp. (Banks)	3,810	196,748
Barnes & Noble, Inc. (Retail)	3,810	146,571
Beazer Homes USA, Inc. (Home Builders)	3,175	78,327
Beckman Coulter, Inc. (Healthcare-Products)	4,445	287,503
Belo Corp.—Class A (Media)	6,350	130,747
BJ’s Wholesale Club, Inc.* (Retail)	5,080	183,032
Black Hills Corp. (Electric)	2,540	100,965
Blyth, Inc. (Household Products/Wares)	1,905	50,635
Bob Evans Farms, Inc. (Retail)	2,540	93,599
Borders Group, Inc. (Retail)	4,445	84,722
BorgWarner, Inc. (Auto Parts & Equipment)	4,445	382,448
Bowater, Inc. (Forest Products & Paper)	4,445	110,903
Boyd Gaming Corp. (Lodging)	3,175	156,178
Brinker International, Inc. (Retail)	8,255	241,624
Broadridge Financial Solutions, Inc. (Software)	10,160	194,259
Brown & Brown, Inc. (Insurance)	8,890	223,495
Cabot Corp. (Chemicals)	5,080	242,214
Cadence Design Systems, Inc.* (Computers)	20,955	460,172
Callaway Golf Co. (Leisure Time)	4,445	79,165
Cameron International Corp.* (Oil & Gas Services)	8,255	589,985
Career Education Corp.* (Commercial Services)	6,985	235,883
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	4,445	206,737
Carmax, Inc.* (Retail)	15,875	404,812
Carpenter Technology Corp. (Iron/Steel)	1,905	248,241
Catalina Marketing Corp. (Advertising)	2,540	80,010
Cathay Bancorp, Inc. (Banks)	3,810	127,787

See accompanying notes to the financial statements.

13

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

CBRL Group, Inc. (Retail)	1,905	$80,924
CDW Corp.* (Distribution/Wholesale)	4,445	377,692
Cephalon, Inc.* (Pharmaceuticals)	5,080	408,381
Ceridian Corp.* (Computers)	10,795	377,825
Cerner Corp.* (Software)	5,080	281,788
Charles River Laboratories International, Inc.* (Biotechnology)	5,080	262,230
Charming Shoppes, Inc.* (Retail)	9,525	103,156
CheckFree Corp.* (Internet)	6,350	255,270
Cheesecake Factory, Inc.* (Retail)	5,715	140,132
Chemtura Corp. (Chemicals)	18,415	204,591
Chico’s FAS, Inc.* (Retail)	13,335	324,574
Choicepoint, Inc.* (Commercial Services)	5,715	242,602
Church & Dwight, Inc. (Household Products/Wares)	5,080	246,177
Cimarex Energy Co. (Oil & Gas)	6,350	250,253
Cincinnati Bell, Inc.* (Telecommunications)	18,415	106,439
City National Corp. (Banks)	3,175	241,586
Coldwater Creek, Inc.* (Retail)	4,445	103,257
Commercial Metals Co. (Metal Fabricate/Hardware)	8,890	300,215
Commscope, Inc.* (Telecommunications)	4,445	259,366
Community Health Systems, Inc.* (Healthcare-Services)	6,985	282,543
Con-way, Inc. (Transportation)	3,175	159,512
Copart, Inc.* (Retail)	5,080	155,397
Corinthian Colleges, Inc.* (Commercial Services)	6,350	103,442
Cousins Properties, Inc. (REIT)	3,175	92,107
Covance, Inc.* (Healthcare-Services)	5,080	348,285
Crane Co. (Miscellaneous Manufacturing)	3,810	173,164
Cree Research, Inc.* (Semiconductors)	6,350	164,148
CSG Systems International, Inc.* (Software)	3,175	84,169
Cullen/Frost Bankers, Inc. (Banks)	4,445	237,674
Cypress Semiconductor Corp.* (Semiconductors)	11,430	266,205
Cytec Industries, Inc. (Chemicals)	3,175	202,470
CYTYC Corp.* (Healthcare-Products)	8,890	383,248
Deluxe Corp. (Commercial Services)	3,810	154,724
Denbury Resources, Inc.* (Oil & Gas)	8,890	333,375
DENTSPLY International, Inc. (Healthcare-Products)	11,430	437,312
DeVry, Inc. (Commercial Services)	4,445	151,219
Dick’s Sporting Goods, Inc.* (Retail)	3,175	184,690
Diebold, Inc. (Computers)	5,080	265,176
Digital River, Inc.* (Internet)	3,175	143,669
Dollar Tree Stores, Inc.* (Retail)	7,620	331,851
Donaldson Co., Inc. (Miscellaneous Manufacturing)	5,080	180,594
DPL, Inc. (Electric)	8,255	233,947
DRS Technologies, Inc. (Aerospace/Defense)	3,175	181,832
DST Systems, Inc.* (Computers)	3,810	301,790
Dun & Bradstreet Corp. (Software)	4,445	457,746
Dycom Industries, Inc.* (Engineering & Construction)	3,175	95,187
Eaton Vance Corp. (Diversified Financial Services)	9,525	420,814
Edwards (A.G), Inc. (Diversified Financial Services)	5,715	483,203
Edwards Lifesciences Corp.* (Healthcare-Products)	4,445	219,316
Encore Acquisition Co.* (Oil & Gas)	3,810	105,918
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	10,160	347,777
Energizer Holdings, Inc.* (Electrical Components & Equipment)	4,445	442,722
Energy East Corp. (Electric)	12,065	314,776
Entercom Communications Corp. (Media)	1,905	47,415
Equitable Resources, Inc. (Pipelines)	8,890	440,588
Equity One, Inc. (REIT)	2,540	64,897
Everest Re Group, Ltd.ADR (Insurance)	4,445	482,905
Expeditors International of Washington, Inc (Transportation)	15,875	655,637
F5 Networks, Inc.* (Internet)	3,175	255,905
Fair Isaac Corp. (Software)	4,445	178,333
Fairchild Semiconductor International, Inc.* (Semiconductors)	9,525	184,023
Fastenal Co. (Distribution/Wholesale)	9,525	398,716
Federal Signal Corp. (Miscellaneous Manufacturing)	3,810	60,427
Ferro Corp. (Chemicals)	3,175	79,153
Fidelity National Title Group, Inc.—Class A (Insurance)	16,510	391,287
First American Financial Corp. (Insurance)	6,985	345,757
First Community Bancorp (Banks)	1,905	108,985
First Niagara Financial Group, Inc. (Savings & Loans)	8,255	108,141
FirstMerit Corp. (Banks)	6,350	132,906
Florida Rock Industries, Inc. (Building Materials)	3,810	257,175
Flowserve Corp. (Machinery-Diversified)	4,445	318,262
FMC Corp. (Chemicals)	3,175	283,813
FMC Technologies, Inc.* (Oil & Gas Services)	5,080	402,438
Foot Locker, Inc. (Retail)	11,430	249,174
Forest Oil Corp.* (Oil & Gas)	5,715	241,516
Frontier Oil Corp. (Oil & Gas)	8,255	361,321
Furniture Brands International, Inc. (Home Furnishings)	3,810	54,102
GameStop Corp.* (Retail)	11,430	446,913
Gartner Group, Inc.* (Commercial Services)	3,810	93,688
GATX Corp. (Trucking & Leasing)	3,810	187,642
Gen-Probe, Inc.* (Healthcare-Products)	3,810	230,200
Gentex Corp. (Electronics)	10,795	212,554
Global Payments, Inc. (Software)	5,080	201,422
Graco, Inc. (Machinery-Diversified)	5,080	204,622
Granite Construction, Inc. (Engineering & Construction)	2,540	163,017
Grant Prideco, Inc.* (Oil & Gas Services)	9,525	512,731
Great Plains Energy, Inc. (Electric)	6,350	184,912
Greater Bay Bancorp (Banks)	3,810	106,070
Hanesbrands, Inc.* (Apparel)	6,985	188,805
Hanover Compressor Co.* (Oil & Gas Services)	7,620	181,737
Hanover Insurance Group, Inc. (Insurance)	3,810	185,890
Hansen Natural Corp.* (Beverages)	4,445	191,046
Harris Corp. (Telecommunications)	10,160	554,228
Harsco Corp. (Miscellaneous Manufacturing)	6,350	330,200
Harte-Hanks, Inc. (Advertising)	3,810	97,841
Hawaiian Electric Industries, Inc. (Electric)	6,350	150,432
HCC Insurance Holdings, Inc. (Insurance)	8,255	275,800
Health Management Associates, Inc.—Class A (Healthcare-Services)	18,415	209,194
Health Net, Inc.* (Healthcare-Services)	8,255	435,864
Helmerich & Payne, Inc. (Oil & Gas)	7,620	269,900
Henry Schein, Inc.* (Healthcare-Products)	6,985	373,209
Herman Miller, Inc. (Office Furnishings)	5,080	160,528
Highwoods Properties, Inc. (REIT)	4,445	166,687
Hillenbrand Industries, Inc. (Healthcare-Products)	4,445	288,925
HNI Corp. (Office Furnishings)	3,810	156,210
Horace Mann Educators Corp. (Insurance)	3,175	67,437
Hormel Foods Corp. (Food)	5,715	213,455
Hospitality Properties Trust (REIT)	6,985	289,808
Hovnanian Enterprises, Inc.—Class A*. (Home Builders)	2,540	41,986
Hubbell, Inc.—Class B (Electrical Components & Equipment)	4,445	241,008
IDACORP, Inc. (Electric)	3,175	101,727
Imation Corp. (Computers)	2,540	93,624
IndyMac Bancorp, Inc. (Diversified Financial Services)	5,715	166,707
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	10,795	234,359
Integrated Device Technology, Inc.* (Semiconductors)	14,605	223,018
International Rectifier Corp.* (Semiconductors)	5,715	212,941
International Speedway Corp. (Entertainment)	2,540	133,883
Intersil Corp.—Class A (Semiconductors)	10,160	319,634

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

Intuitive Surgical, Inc.* (Healthcare-Products)	2,540	$352,476
Invitrogen Corp.* (Biotechnology)	3,810	280,987
ITT Educational Services, Inc.* (Commercial Services)	2,540	298,145
J.B. Hunt Transport Services, Inc. (Transportation)	7,620	223,418
Jack Henry & Associates, Inc. (Computers)	5,715	147,161
Jacobs Engineering Group, Inc.* (Engineering & Construction)	8,890	511,264
Jefferies Group, Inc. (Diversified Financial Services)	8,255	222,720
JetBlue Airways Corp.* (Airlines)	13,335	156,686
JM Smucker Co. (Food)	4,445	282,969
John Wiley & Sons, Inc. (Media)	3,175	153,321
Joy Global, Inc. (Machinery-Construction & Mining)	8,255	481,514
KBR, Inc.* (Engineering & Construction)	12,700	333,121
Kelly Services, Inc.—Class A (Commercial Services)	1,905	52,311
KEMET Corp.* (Electronics)	6,350	44,768
Kennametal, Inc. (Hand/Machine Tools)	3,175	260,445
Kindred Healthcare, Inc.* (Healthcare-Services)	2,540	78,029
Korn/Ferry International* (Commercial Services)	3,810	100,051
Lam Research Corp.* (Semiconductors)	10,160	522,224
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,905	79,800
Lattice Semiconductor Corp.* (Semiconductors)	8,890	50,851
Laureate Education, Inc.* (Commercial Services)	3,810	234,925
Lear Corp.* (Auto Parts & Equipment)	5,715	203,511
Lee Enterprises, Inc. (Media)	3,175	66,231
Leucadia National Corp. (Holding Companies-Diversified)	12,065	425,291
Liberty Property Trust (REIT)	6,985	306,851
LifePoint Hospitals, Inc.* (Healthcare-Services)	4,445	171,933
Lincare Holdings, Inc.* (Healthcare-Services)	6,350	253,047
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,175	235,712
Louisiana-Pacific Corp. (Forest Products & Paper)	7,620	144,170
Lubrizol Corp. (Chemicals)	5,080	327,914
Lyondell Chemical Co. (Chemicals)	15,875	589,280
M.D.C. Holdings, Inc. (Home Builders)	2,540	122,834
Mack-Cali Realty Corp. (REIT)	5,080	220,929
Macrovision Corp.* (Entertainment)	3,810	114,529
Manpower, Inc. (Commercial Services)	6,350	585,724
Martin Marietta Materials (Building Materials)	3,175	514,413
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	2,540	110,769
McAfee, Inc.* (Internet)	12,065	424,688
MDU Resources Group, Inc. (Electric)	13,335	373,913
Media General, Inc.—Class A (Media)	1,905	63,379
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	4,445	135,750
Mentor Graphics Corp.* (Computers)	6,350	83,630
Mercury General Corp. (Insurance)	2,540	139,979
Micrel, Inc. (Semiconductors)	4,445	56,540
Microchip Technology, Inc. (Semiconductors)	16,510	611,530
Millennium Pharmaceuticals, Inc.* (Biotechnology)	24,130	255,054
Mine Safety Appliances Co. (Environmental Control)	2,540	111,150
Minerals Technologies, Inc. (Chemicals)	1,270	85,027
Modine Manufacturing Co. (Auto Parts & Equipment)	2,540	57,404
Mohawk Industries, Inc.* (Textiles)	3,810	384,010
Moneygram International, Inc. (Software)	6,350	177,482
MPS Group, Inc.* (Commercial Services)	7,620	101,879
MSC Industrial Direct Co.—Class A (Retail)	3,810	209,550
National Fuel Gas Co. (Pipelines)	6,350	275,018
National Instruments Corp. (Computers)	4,445	144,774
Nationwide Health Properties, Inc. (REIT)	6,985	189,992
Navigant Consulting Co.* (Commercial Services)	3,175	58,928
NBTY, Inc.* (Pharmaceuticals)	4,445	192,024
Netflix, Inc.* (Internet)	4,445	86,189
NeuStar, Inc.* (Telecommunications)	5,080	147,168
New York Community Bancorp (Savings & Loans)	20,955	356,654
Newfield Exploration Co.* (Oil & Gas)	9,525	433,864
Noble Energy, Inc. (Oil & Gas)	12,700	792,353
Nordson Corp. (Machinery-Diversified)	2,540	127,406
Northeast Utilities System (Electric)	11,430	324,155
NSTAR (Electric)	8,255	267,875
Nuveen Investments—Class A (Diversified Financial Services)	5,715	355,187
NVR, Inc.* (Home Builders)	635	431,641
O’Reilly Automotive, Inc.* (Retail)	8,255	301,720
OGE Energy Corp. (Electric)	6,985	256,000
Ohio Casualty Corp. (Insurance)	4,445	192,513
Old Republic International Corp. (Insurance)	17,145	364,503
Olin Corp. (Chemicals)	5,715	120,015
Omnicare, Inc. (Pharmaceuticals)	8,890	320,573
ONEOK, Inc. (Gas)	8,255	416,135
Oshkosh Truck Corp. (Auto Manufacturers)	5,715	359,588
Overseas Shipholding Group, Inc. (Transportation)	1,905	155,067
Pacific Sunwear of California, Inc.* (Retail)	5,080	111,760
Packaging Corp. of America (Packaging & Containers)	6,350	160,719
Palm, Inc.* (Computers)	7,620	121,996
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,540	71,704
Parametric Technology Corp.* (Software)	8,890	192,113
Patterson-UTI Energy, Inc. (Oil & Gas)	12,065	316,224
Payless ShoeSource, Inc.* (Retail)	5,080	160,274
PDL BioPharma, Inc.* (Biotechnology)	8,890	207,137
Pentair, Inc. (Miscellaneous Manufacturing)	7,620	293,903
Pepco Holdings, Inc. (Electric)	14,605	411,861
PepsiAmericas, Inc. (Beverages)	4,445	109,169
Perrigo Co. (Pharmaceuticals)	5,715	111,900
Petsmart, Inc. (Retail)	10,160	329,692
Pharmaceutical Product Development, Inc. (Commercial Services)	7,620	291,617
Phillips-Van Heusen Corp. (Apparel)	4,445	269,234
Pioneer Natural Resources Co. (Oil & Gas)	9,525	463,963
Plains Exploration & Production Co.* (Oil & Gas)	5,080	242,875
Plantronics, Inc. (Telecommunications)	3,810	99,898
PMI Group, Inc. (Insurance)	6,350	283,654
PNM Resources, Inc. (Electric)	5,715	158,820
Pogo Producing Co. (Oil & Gas)	4,445	225,762
Polycom, Inc.* (Telecommunications)	6,985	234,696
Potlatch Corp. (Forest Products & Paper)	3,175	136,684
Powerwave Technologies, Inc.* (Telecommunications)	9,525	63,818
Pride International, Inc.* (Oil & Gas)	12,700	475,742
Protective Life Corp. (Insurance)	5,080	242,875
Psychiatric Solutions, Inc.* (Healthcare-Services)	3,810	138,151
Puget Energy, Inc. (Electric)	8,890	214,960
Quanta Services, Inc.* (Commercial Services)	8,890	272,656
Quicksilver Resources, Inc.* (Oil & Gas)	4,445	198,158
Radian Group, Inc. (Insurance)	5,715	308,610
Raymond James Financial Corp. (Diversified Financial Services)	6,985	215,836
Rayonier, Inc. (Forest Products & Paper)	5,715	257,975
Regency Centers Corp. (REIT)	5,080	358,140
Regis Corp. (Retail)	3,175	121,444
Reliance Steel & Aluminum Co. (Iron/Steel)	5,080	285,801
Rent-A-Center, Inc.* (Commercial Services)	5,080	133,248
Republic Services, Inc. (Environmental Control)	12,700	389,128
ResMed, Inc.* (Healthcare-Products)	5,715	235,801
RF Micro Devices, Inc.* (Telecommunications)	14,605	91,135
Rollins, Inc. (Commercial Services)	1,905	43,377
Roper Industries, Inc. (Miscellaneous Manufacturing)	6,350	362,585
Ross Stores, Inc. (Retail)	10,795	332,486

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks, continued
	Shares	Value

RPM, Inc. (Chemicals)	8,890	$205,448
Ruby Tuesday, Inc. (Retail)	3,810	100,317
Ruddick Corp. (Food)	2,540	76,505
Saks, Inc. (Retail)	10,795	230,473
SCANA Corp. (Electric)	8,890	340,398
Scholastic Corp.* (Media)	1,905	68,466
Scientific Games Corp.—Class A* (Entertainment)	5,080	177,546
SEI Investments Co. (Software)	10,160	295,046
Semtech Corp.* (Semiconductors)	4,445	77,032
Sensient Technologies Corp. (Chemicals)	3,810	96,736
Sepracor, Inc.* (Pharmaceuticals)	8,255	338,620
Sequa Corp.—Class A* (Aerospace/Defense)	635	71,120
Sierra Pacific Resources* (Electric)	16,510	289,916
Silicon Laboratories, Inc.* (Semiconductors)	3,810	131,864
Smithfield Foods, Inc.* (Food)	8,890	273,723
Sonoco Products Co. (Packaging & Containers)	7,620	326,212
Sotheby’s (Commercial Services)	4,445	204,559
Southwestern Energy Co.* (Oil & Gas)	12,700	565,150
SPX Corp. (Miscellaneous Manufacturing)	4,445	390,315
SRA International, Inc.—Class A* (Computers)	3,175	80,201
StanCorp Financial Group, Inc. (Insurance)	3,810	199,949
Steel Dynamics, Inc. (Iron/Steel)	6,350	266,128
Stericycle, Inc.* (Environmental Control)	6,350	282,321
STERIS Corp. (Healthcare-Products)	5,080	155,448
Strayer Education, Inc. (Commercial Services)	1,270	167,272
Superior Energy Services, Inc.* (Oil & Gas Services)	6,350	253,492
SVB Financial Group* (Banks)	2,540	134,899
Sybase, Inc.* (Software)	6,985	166,872
Synopsys, Inc.* (Computers)	10,795	285,312
TCF Financial Corp. (Banks)	8,255	229,489
Tech Data Corp.* (Distribution/Wholesale)	4,445	170,955
Techne Corp.* (Healthcare-Products)	3,175	181,642
Teleflex, Inc. (Miscellaneous Manufacturing)	3,175	259,651
Telephone & Data Systems, Inc. (Telecommunications)	7,620	476,783
The BISYS Group, Inc.* (Computers)	8,890	105,169
The Brink’s Co. (Miscellaneous Manufacturing)	3,810	235,801
The Colonial BancGroup, Inc. (Banks)	11,430	285,407
The Commerce Group, Inc. (Insurance)	3,810	132,283
The Corporate Executive Board Co. (Commercial Services)	3,175	206,089
The Macerich Co. (REIT)	5,080	418,694
The Ryland Group, Inc. (Home Builders)	3,175	118,650
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	3,175	136,335
The Timberland Co.—Class A* (Apparel)	3,810	95,974
Thomas & Betts Corp.* (Electronics)	3,810	220,980
Thor Industries, Inc. (Home Builders)	2,540	114,656
Tidewater, Inc. (Oil & Gas Services)	4,445	315,062
Timken Co. (Metal Fabricate/Hardware)	6,985	252,228
Toll Brothers, Inc.* (Home Builders)	9,525	237,934
Tootsie Roll Industries, Inc. (Food)	1,905	52,788
Transaction Systems Architect, Inc.* (Software)	2,540	85,496
Triad Hospitals, Inc.* (Healthcare-Services)	6,985	375,514
Trinity Industries, Inc. (Miscellaneous Manufacturing)	5,715	248,831
TriQuint Semiconductor, Inc.* (Semiconductors)	10,160	51,410
Tupperware Corp. (Household Products/Wares)	4,445	127,749
UDR, Inc. (REIT)	10,160	267,208
United Rentals, Inc.* (Commercial Services)	5,080	165,303
Unitrin, Inc. (Insurance)	3,175	156,147
Universal Corp. (Agriculture)	1,905	116,053
Universal Health Services, Inc.—Class B (Healthcare-Services)	3,810	234,315
Urban Outfitters, Inc.* (Retail)	8,255	198,368
UTStarcom, Inc.* (Telecommunications)	8,255	46,311
Valassis Communications, Inc.* (Commercial Services)	3,810	65,494
Valeant Pharmaceuticals International (Pharmaceuticals)	6,985	116,580
Valspar Corp. (Chemicals)	7,620	216,484
ValueClick, Inc.* (Internet)	7,620	224,485
Varian, Inc.* (Electronics)	2,540	139,268
VCA Antech, Inc.* (Pharmaceuticals)	6,350	239,331
Vectren Corp. (Gas)	5,715	153,905
Ventana Medical Systems, Inc.* (Healthcare-Products)	2,540	196,266
Vertex Pharmaceuticals, Inc.* (Biotechnology)	9,525	272,034
Vishay Intertechnology, Inc.* (Electronics)	13,970	221,005
W.R. Berkley Corp. (Insurance)	12,700	413,258
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	6,350	165,164
Washington Federal, Inc. (Savings & Loans)	6,350	154,369
Washington Post Co.—Class B (Media)	635	492,817
Webster Financial Corp. (Banks)	4,445	189,668
Weingarten Realty Investors (REIT)	5,715	234,886
WellCare Health Plans, Inc.* (Healthcare-Services)	2,540	229,895
Werner Enterprises, Inc. (Transportation)	3,810	76,772
Westamerica Bancorp (Banks)	2,540	112,370
Westar Energy, Inc. (Electric)	6,350	154,178
Western Digital Corp.* (Computers)	16,510	319,468
Westwood One, Inc. (Media)	5,080	36,525
WGL Holdings, Inc. (Gas)	3,810	124,358
Williams Sonoma, Inc. (Retail)	8,255	260,693
Wilmington Trust Corp. (Banks)	5,080	210,871
Wind River Systems, Inc.* (Software)	5,715	62,865
Wisconsin Energy Corp. (Electric)	8,890	393,205
Worthington Industries, Inc. (Metal
Fabricate/Hardware)	5,080	109,982
YRC Worldwide, Inc.* (Transportation)	4,445	163,576
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	5,080	196,799

TOTAL COMMON STOCKS
(Cost $73,657,090)		90,729,187

Repurchase Agreements (17.0%)
	Principal
	Amount

UBS, 4.98%, 7/2/07+, dated 6/29/07, with a repurchase price of $18,076,499 (Collateralized by $18,566,000 Federal Home Loan Mortgage Corp., 5.25%, 12/5/11, market value $18,431,319)	$18,069,000	18,069,000

TOTAL REPURCHASE AGREEMENTS
(Cost $18,069,000)		18,069,000

TOTAL INVESTMENT SECURITIES
(Cost $91,726,090)—102.6%		108,798,187
Net other assets (liabilities)—(2.6)%		(2,739,939)

NET ASSETS—100.0%		$106,058,248

*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)	Schedule of Portfolio Investments June 30, 2007

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

S&P MidCap 400 Futures Contract expiring September 2007 (Underlying face amount at value $54,661,750)	121	$(892,799)

Futures Contracts Sold
E-Mini S&P MidCap 400 Futures Contract expiring September 2007 (Underlying face amount at value $13,010,400)	144	130,889

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 7/30/07	$32,785,852	$(95,431)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 7/30/07	46,980,963	(105,978)

ProFund VP UltraMid-Cap invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Advertising	0.2%
Aerospace/Defense	0.5%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.6%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.8%
Banks	2.4%
Beverages	0.3%
Biotechnology	1.3%
Building Materials	0.7%
Chemicals	3.1%
Coal	0.4%
Commercial Services	4.4%
Computers	2.7%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	1.2%
Diversified Financial Services	2.2%
Electric	4.4%
Electrical Components & Equipment	0.9%
Electronics	1.8%
Engineering & Construction	1.1%
Entertainment	0.4%
Environmental Control	0.8%
Food	0.9%
Forest Products & Paper	0.5%
Gas	0.8%
Hand/Machine Tools	0.4%
Healthcare-Products	3.3%
Healthcare-Services	2.7%
Holding Companies-Diversified	0.4%
Home Builders	1.0%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Insurance	4.6%
Internet	1.3%
Iron/Steel	0.8%
Leisure Time	0.1%
Lodging	0.1%
Machinery-Construction & Mining	0.5%
Machinery-Diversified	1.1%
Media	1.0%
Metal Fabricate/Hardware	0.6%
Miscellaneous Manufacturing	2.8%
Office Furnishings	0.3%
Oil & Gas	4.7%
Oil & Gas Services	2.2%
Packaging & Containers	0.5%
Pharmaceuticals	2.1%
Pipelines	0.7%
REIT	3.0%
Retail	6.3%
Savings & Loans	0.6%
Semiconductors	3.0%
Software	2.9%
Telecommunications	2.4%
Textiles	0.4%
Transportation	1.6%
Trucking & Leasing	0.2%
Water	0.2%
Other**	14.4%

**	Includes any non-equity securities and net other assets (liabilities).
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

17

PROFUNDS VP ProFund VP UltraMid-Cap (unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (cost $73,657,090)	$90,729,187
Repurchase agreements, at cost	18,069,000

Total Investment Securities	108,798,187
Cash	137,226
Segregated cash balances with brokers for futures contracts	1,620,041
Dividends and interest receivable	44,940
Receivable for capital shares issued	47,573
Receivable for investments sold	356,344
Prepaid expenses	932

Total Assets	111,005,243

Liabilities:
Payable for investments purchased	271,901
Payable for capital shares redeemed	4,164,908
Unrealized loss on swap agreements	201,409
Variation margin on futures contracts	142,910
Advisory fees payable	65,550
Management services fees payable	8,740
Administration fees payable	2,642
Administrative services fees payable	30,462
Distribution fees payable	25,148
Trustee fees payable	23
Transfer agency fees payable	6,032
Fund accounting fees payable	4,042
Compliance services fees payable	638
Other accrued expenses	22,590

Total Liabilities	4,946,995

Net Assets	$106,058,248

Net Assets consist of:
Capital	$86,458,535
Accumulated net investment income (loss)	484,218
Accumulated net realized gains (losses) on investments	3,006,717
Net unrealized appreciation (depreciation) on investments	16,108,778

Net Assets	$106,058,248

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,645,067

Net Asset Value (offering and redemption price per share)	$40.10

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Interest	$506,105
Dividends	496,924

Total Investment Income	1,003,029

Expenses:
Advisory fees	365,110
Management services fees	73,022
Administration fees	16,124
Transfer agency fees	15,243
Administrative services fees	162,001
Distribution fees	121,703
Custody fees	15,140
Fund accounting fees	21,963
Trustee fees	788
Compliance services fees	1,109
Other fees	25,021

Total Gross Expenses before reductions	817,224
Less Expenses reduced by the Advisor	(24,341)

Total Net Expenses	792,883

Net Investment Income (Loss)	210,146

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	3,898,647
Net realized gains (losses) on futures contracts	2,320,218
Net realized gains (losses) on swap agreements	3,906,179
Change in net unrealized appreciation/depreciation on investments	3,063,938

Net Realized and Unrealized Gains (Losses) on Investments	13,188,982

Change in Net Assets Resulting from Operations	$13,399,128

See accompanying notes to the financial statements.

18

PROFUNDS VP ProFund VP UltraMid-Cap

Statements of Changes in Net Assets
	For the six months
	ended June 30, 2007	For the year ended
	(unaudited)	December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$210,146	$274,072
Net realized gains (losses) on investments	10,125,044	1,727,346
Change in net unrealized appreciation/depreciation on investments	3,063,938	1,448,172

Change in net assets resulting from operations	13,399,128	3,449,590

Distributions to Shareholders From:
Net realized gains on investments	—	(11,961,148)

Change in net assets resulting from distributions	—	(11,961,148)

Capital Transactions:
Proceeds from shares issued	587,905,150	840,981,184
Dividends reinvested	—	11,961,148
Value of shares redeemed	(574,865,425)	(852,528,779)

Change in net assets resulting from capital transactions	13,039,725	413,553

Change in net assets	26,438,853	(8,098,005)
Net Assets:
Beginning of period	79,619,395	87,717,400

End of period	$106,058,248	$79,619,395

Accumulated net investment income (loss)	$484,218	$274,072

Share Transactions:
Issued	15,496,238	22,392,961
Reinvested	—	402,191
Redeemed	(15,239,277)	(22,719,838)

Change in shares	256,961	75,314

See accompanying notes to the financial statements.

19

PROFUNDS VP ProFund VP UltraMid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the six months ended June 30, 2007 (unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the period May 1, 2002 through December 31, 2002(a)

Net Asset Value, Beginning of Period	$33.34		$37.93	$35.37	$29.46	$17.32	$30.00

Investment Activities:
Net investment income (loss)(b)	0.08		0.13	(0.09)	(0.23)	(0.20)	(0.09)
Net realized and unrealized gains (losses) on investments	6.68		2.96	6.29	8.14	12.34	(12.59)

Total income (loss) from investment activities	6.76		3.09	6.20	7.91	12.14	(12.68)

Distributions to Shareholders From:
Net realized gains on investments	—		(7.68)	(3.64)	(2.00)	—	—

Net Asset Value, End of Period	$40.10		$33.34	$37.93	$35.37	$29.46	$17.32

Total Return	20.28	%(c)	10.64%	17.89%	27.70%	70.09%	(42.27	)%(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.76%	1.91%	1.94%	2.08%	2.36%
Net expenses(d)	1.63%		1.73%	1.91%	1.94%	1.98%	1.98%
Net investment income (loss)(d)	0.43%		0.34%	(0.25)%	(0.72)%	(0.88)%	(0.72)%

Supplemental Data:
Net assets, end of period (000’s)	$106,058		$79,619	$87,717	$88,463	$38,653	$20,777
Portfolio turnover rate(e)	288	%(c)	612%	692%	602%	1,202%	2,654	%(c)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

20

PROFUNDS VP
ProFund VP Oil & Gas

Allocation of Portfolio Holdings & Index Composition (unaudited)
June 30, 2007

Investment Objective: The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	94%

Total Exposure	94%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	24.5%
ChevronTexaco Corp.	11.3%
ConocoPhillips	7.4%
Schlumberger, Ltd.	6.2%
Occidental Petroleum Corp.	3.0%

Dow Jones U.S. Oil and Gas Index - Composition
% of Index

Oil and Gas Producers	75.0%
Oil Equipment, Services & Distribution	25.0%

PROFUNDS VP ProFund VP Oil & Gas (unaudited)	Schedule of Portfolio Investments June 30, 2007

Common Stocks (94.1%)
	Shares	Value

Anadarko Petroleum Corp. (Oil & Gas)	56,913	$2,958,907
Apache Corp. (Oil & Gas)	40,119	3,273,309
Atwood Oceanics, Inc.* (Oil & Gas)	3,732	256,090
Baker Hughes, Inc. (Oil & Gas Services)	39,186	3,296,718
Berry Petroleum Co.—Class A (Oil & Gas)	4,665	175,777
BJ Services Co. (Oil & Gas Services)	35,454	1,008,312
Bristow Group, Inc.* (Transportation)	2,799	138,690
Cabot Oil & Gas Corp. (Oil & Gas)	12,129	447,318
Cameron International Corp.* (Oil & Gas Services)	13,062	933,541
Cheniere Energy, Inc.* (Oil & Gas)	6,531	253,337
Chesapeake Energy Corp. (Oil & Gas)	53,181	1,840,063
ChevronTexaco Corp. (Oil & Gas)	264,039	22,242,645
Cimarex Energy Co. (Oil & Gas)	10,263	404,465
Comstock Resources, Inc.* (Oil & Gas)	5,598	167,772
ConocoPhillips (Oil & Gas)	186,600	14,648,100
Core Laboratories NVADR* (Oil & Gas Services)	2,799	284,630
Crosstex Energy, Inc. (Oil & Gas)	5,598	160,831
Delta Petroleum Corp.* (Oil & Gas)	8,397	168,612
Denbury Resources, Inc.* (Oil & Gas)	14,928	559,800
Devon Energy Corp. (Oil & Gas)	51,315	4,017,451
Diamond Offshore Drilling, Inc. (Oil & Gas)	8,397	852,799
Dresser-Rand Group, Inc.* (Oil & Gas Services)	10,263	405,389
Dynegy, Inc.—Class A* (Electric)	49,449	466,799
El Paso Corp. (Pipelines)	86,769	1,495,030
Encore Acquisition Co.* (Oil & Gas)	6,531	181,562
Ensco International, Inc. (Oil & Gas)	18,660	1,138,447
EOG Resources, Inc. (Oil & Gas)	29,856	2,181,279
EXCO Resources, Inc.* (Oil & Gas)	10,263	178,987
Exxon Mobil Corp. (Oil & Gas)	574,951	48,226,890
FMC Technologies, Inc.* (Oil & Gas Services)	8,397	665,210
Forest Oil Corp.* (Oil & Gas)	9,330	394,286
Frontier Oil Corp. (Oil & Gas)	13,062	571,724
Global Industries, Ltd.* (Oil & Gas Services)	10,263	275,254
GlobalSantaFe Corp.ADR (Oil & Gas)	27,990	2,022,278
Grant Prideco, Inc.* (Oil & Gas Services)	15,861	853,798
Grey Wolf, Inc.* (Oil & Gas)	22,392	184,510
Halliburton Co. (Oil & Gas Services)	111,960	3,862,620
Hanover Compressor Co.* (Oil & Gas Services)	11,196	267,025
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	10,263	409,596
Helmerich & Payne, Inc. (Oil & Gas)	12,129	429,609
Hess Corp. (Oil & Gas)	34,521	2,035,358
Holly Corp. (Oil & Gas)	5,598	415,316
Input/Output, Inc.* (Oil & Gas Services)	8,397	131,077
Marathon Oil Corp. (Oil & Gas)	83,970	5,034,841
Mariner Energy, Inc.* (Oil & Gas)	10,263	248,878
Murphy Oil Corp. (Oil & Gas)	21,459	1,275,523
Nabors Industries, Ltd.ADR* (Oil & Gas)	34,521	1,152,311
National-Oilwell Varco, Inc.* (Oil & Gas Services)	21,459	2,236,886
Newfield Exploration Co.* (Oil & Gas)	15,861	722,469
Newpark Resources, Inc.* (Oil & Gas Services)	11,196	86,769
Noble Corp.ADR (Oil & Gas)	16,794	1,637,751
Noble Energy, Inc. (Oil & Gas)	20,526	1,280,617
Occidental Petroleum Corp. (Oil & Gas)	101,697	5,886,222
Oceaneering International, Inc.* (Oil & Gas Services)	6,531	343,792
OGE Energy Corp. (Electric)	11,196	410,333
Oil States International, Inc.* (Oil & Gas Services)	5,598	231,421
Parker Drilling Co.* (Oil & Gas)	13,062	137,673
Patterson-UTI Energy, Inc. (Oil & Gas)	19,593	513,533
Penn Virginia Corp. (Oil & Gas)	3,732	150,026
Petrohawk Energy Corp.* (Oil & Gas)	20,526	325,542
Pioneer Natural Resources Co. (Oil & Gas)	14,928	727,143
Plains Exploration & Production Co.* (Oil & Gas)	8,397	401,461
Pogo Producing Co. (Oil & Gas)	6,531	331,710
Pride International, Inc.* (Oil & Gas)	20,526	768,904
Quicksilver Resources, Inc.* (Oil & Gas)	6,531	291,152
Range Resources Corp. (Oil & Gas)	17,727	663,167
Rowan Cos., Inc. (Oil & Gas)	13,062	535,281
Schlumberger, Ltd.ADR (Oil & Gas Services)	144,615	12,283,598
SEACOR SMIT, Inc.* (Oil & Gas Services)	2,799	261,315
Smith International, Inc. (Oil & Gas Services)	24,258	1,422,489
Southwestern Energy Co.* (Oil & Gas)	20,526	913,407
St. Mary Land& Exploration Co. (Oil & Gas)	7,464	273,332
Stone Energy Corp.* (Oil & Gas)	2,799	95,894
Sunoco, Inc. (Oil & Gas)	14,928	1,189,463
Superior Energy Services, Inc.* (Oil & Gas Services)	10,263	409,699
Swift Energy Co.* (Oil & Gas)	3,732	159,580
Tesoro Petroleum Corp. (Oil & Gas)	16,794	959,777
TETRA Technologies, Inc.* (Oil & Gas Services)	9,330	263,106
Tidewater, Inc. (Oil & Gas Services)	7,464	529,048

See accompanying notes to the financial statements.

21

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas (unaudited)	June 30, 2007

Common Stocks, continued
	Shares	Value

Todco—Class A* (Oil & Gas)	7,464	$352,375
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	35,454	3,757,415
Ultra Petroleum Corp.* (Oil & Gas)	18,660	1,030,778
Unit Corp.* (Oil & Gas)	5,598	352,170
Universal Compression Holdings, Inc.* (Oil & Gas Services)	3,732	270,458
Valero Energy Corp. (Oil & Gas)	67,176	4,961,619
W-H Energy Services, Inc.* (Oil & Gas Services)	3,732	231,048
Weatherford International, Ltd.ADR* (Oil & Gas Services)	41,985	2,319,251
Whiting Petroleum Corp.* (Oil & Gas)	4,665	189,026
XTO Energy, Inc. (Oil & Gas)	44,784	2,691,518

TOTAL COMMON STOCKS
(Cost $106,291,649)		185,190,982

Repurchase Agreements (0.2%)
	Principal
	Amount

UBS, 4.98%, 7/2/07, dated 6/29/07, with a repurchase price of $403,167 (Collateralized by $402,000 Federal National Mortgage Association, 5.50%, 3/15/11, market value $411,927)	$403,000	403,000

TOTAL REPURCHASE AGREEMENTS
(Cost $403,000)		403,000

TOTAL INVESTMENT SECURITIES
(Cost $106,694,649)—94.3%		185,593,982
Net other assets (liabilities)—5.7%		11,292,341

NET ASSETS—100.0%		$196,886,323

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Oil & Gas invested, as a percentage of net assets, in the following industries, as of June 30, 2007:

Electric	0.4%
Oil & Gas	76.2%
Oil & Gas Services	16.6%
Pipelines	0.8%
Transportation	0.1%
Other**	5.9%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

22

PROFUNDS VP
ProFund VP Oil & Gas
(unaudited)

Statement of Assets and Liabilities
June 30, 2007

Assets:
Securities, at value (Cost $106,291,649)	$185,190,982
Repurchase agreements, at cost	403,000

Total Investment Securities	185,593,982
Cash	530
Dividends and interest receivable	69,303
Receivable for capital shares issued	1,272,738
Receivable for investments sold	10,231,983
Prepaid expenses	1,545

Total Assets	197,170,081

Liabilities:
Payable for capital shares redeemed	447
Advisory fees payable	118,805
Management services fees payable	15,841
Administration fees payable	4,799
Administrative services fees payable	55,607
Distribution fees payable	39,884
Trustee fees payable	41
Transfer agency fees payable	10,016
Fund accounting fees payable	6,983
Compliance services fees payable	1,123
Other accrued expenses	30,212

Total Liabilities	283,758

Net Assets	$196,886,323

Net Assets consist of:
Capital	$121,245,622
Accumulated net investment income (loss)	(94,409)
Accumulated net realized gains (losses) on investments	(3,164,223)
Net unrealized appreciation (depreciation) on investments	78,899,333

Net Assets	$196,886,323

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,256,588

Net Asset Value (offering and redemption price per share)	$60.46

Statement of Operations
For the six months ended June 30, 2007

Investment Income:
Dividends	$1,075,956
Interest	11,530

Total Investment Income	1,087,486

Expenses:
Advisory fees	543,818
Management services fees	108,764
Administration fees	26,280
Transfer agency fees	19,125
Administrative services fees	253,276
Distribution fees	181,272
Custody fees	14,967
Fund accounting fees	26,311
Trustee fees	905
Compliance services fees	1,468
Other fees	41,965

Total Gross Expenses before reductions	1,218,151
Less Expenses reduced by the Advisor	(36,256)

Total Net Expenses	1,181,895

Net Investment Income (Loss)	(94,409)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	6,611,067
Change in net unrealized appreciation/depreciation on investments	15,590,044

Net Realized and Unrealized Gains (Losses) on Investments	22,201,111

Change in Net Assets Resulting from Operations	$22,106,702

See accompanying notes to the financial statements.

23

PROFUNDS VP
ProFund VP Oil & Gas

Statements of Changes in Net Assets
	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31, 2006

From Investment Activities:
Operations:
Net investment income (loss)	$(94,409)	$(239,949)
Net realized gains (losses) on investments	6,611,067	9,392,567
Change in net unrealized appreciation/depreciation on investments	15,590,044	12,483,729

Change in net assets resulting from operations	22,106,702	21,636,347

Distributions to Shareholders From:
Net realized gains on investments	—	(12,141,848)

Change in net assets resulting from distributions	—	(12,141,848)

Capital Transactions:
Proceeds from shares issued	147,859,140	274,270,360
Dividends reinvested	—	12,141,848
Value of shares redeemed	(117,295,265)	(300,156,977)

Change in net assets resulting from capital transactions	30,563,875	(13,744,769)

Change in net assets	52,670,577	(4,250,270)
Net Assets:
Beginning of period	144,215,746	148,466,016

End of period	$196,886,323	$144,215,746

Accumulated net investment income (loss)	$(94,409)	$—

Share Transactions:
Issued	2,650,472	5,281,488
Reinvested	—	269,939
Redeemed	(2,193,801)	(5,908,691)

Change in shares	456,671	(357,264)

See accompanying notes to the financial statements.

24

PROFUNDS VP
ProFund VP Oil & Gas

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the
	six months ended		For the	For the	For the	For the	For the
	June 30, 2007		year ended	year ended	year ended	year ended	year ended
	(unaudited)		December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003	December 31, 2002

Net Asset Value, Beginning of Period	$51.51		$47.02	$36.63	$28.33	$23.17	$27.93

Investment Activities:
Net investment income (loss)(a)	(0.04)		(0.08)	(0.15)	(0.05)	(0.01)	(0.05)
Net realized and unrealized gains (losses) on investments	8.99		9.13	11.64	8.37	5.17	(4.71)

Total income (loss) from investment activities	8.95		9.05	11.49	8.32	5.16	(4.76)

Distributions to Shareholders From:
Net realized gains on investments	—		(4.56)	(1.10)	(0.02)	—	—

Net Asset Value, End of Period	$60.46		$51.51	$47.02	$36.63	$28.33	$23.17

Total Return	17.38	%(b)	20.63%	31.31%	29.36%	22.27%	(17.04)%
Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.76%	1.86%	1.92%	2.09%	2.16%
Net expenses(c)	1.63%		1.68%	1.86%	1.92%	1.98%	1.98%
Net investment income (loss)(c)	(0.13)%		(0.15)%	(0.34)%	(0.16)%	(0.05)%	(0.18)%
Supplemental Data:
Net assets, end of period (000’s)	$196,886		$144,216	$148,466	$85,137	$44,398	$19,283
Portfolio turnover rate(d)	82	%(b)	166%	298%	470%	1,091%	1,632%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition on derivative instruments including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

25

PROFUNDS VP

Notes to Financial Statements
June 30, 2007
(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: ProFund VP Small-Cap Value, ProFund VP Japan, ProFund VP UltraMid-Cap and ProFund VP Oil & Gas (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s and ProFunds VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.

Significant Accounting Policies

 The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds VP, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

 Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by the Advisor.

26

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of June 30, 2007, there were no short sale transactions.

When-Issued and Delayed-Delivery Securities

Each ProFund VP, may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued or delayed-delivery securities. As of June 30, 2007, the ProFunds VP did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

27

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

Index Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of June 30, 2007 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Swap Agreements

The ProFunds VP may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFunds VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund VP will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund VP’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund VP on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, which is generally no later than monthly, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The ProFunds VP may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

28

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund VP has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund VP will enter into swap agreements only with large, well-capitalized and well established financial institutions. The creditworthiness of each of the firms, which is a party to a swap agreement, is monitored by the Advisor. Swap agreements are collateralized by cash and certain securities as indicated on the Schedule of Portfolio Investments of each particular ProFund VP.

Investment Transactions and Related Income

 Investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

 In addition to the four active ProFunds VP included in this report, the Advisor serves as the investment advisor for each of the additional 98 active ProFunds in the ProFunds Trust not included in this report and each of the Funds in the Access One Trust and ProShares Trust (other trusts in the Fund Complex advised by the Advisor or an affiliate).

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP are allocated among the respective ProFunds VP based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

Distributions to Shareholders

 Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification.

Federal Income Taxes

 Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

In addition, effective June 29, 2007, the ProFunds VP adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ VP tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then). The adoption of FIN 48 did not impact the ProFunds’ VP net assets or results of operations.

29

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

New Accounting Standards

 In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the ProFunds VP do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

3.

Fees and Transactions with Affiliates

 The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays BISYS an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to BISYS by the Trust for support of the ProFunds VP Compliance Service Program. ProFunds Distributors, Inc. (the “Distributor”), an affiliate of BISYS, serves as the Trust’s distributor. Under the Amended and Restated Distribution Agreement dated July 1, 2006, for providing the distribution entity and infrastructure related platform the Distributor receives an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts. To the extent the Trusts cannot pay the Distributor such compensation and expense reimbursements in full pursuant to the Distribution and Shareholder Services Plan, it is contemplated that the Advisor, or an affiliate of the Advisor will pay any unpaid portion of such compensation and expense reimbursements to the Distributor. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives a base fee, service charges, fees based on the number of Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as reimbursement or compensation for distribution-related activities and/or shareholder services. Under the Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 0.25% (on an annual basis) of the average daily net assets of the applicable ProFund VP attributable to, or held in the name of the Authorized Firm for, its clients. Each ProFund VP may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers. During the period ended June 30, 2007, the Advisor, as an Authorized Firm, was reimbursed $924,512 for expenses incurred under the Plan in aggregate relating to the Trust.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One Trust and ProShares Trust will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $65,000. Independent Trustees will also receive $3,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $1,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $41,500 ($83,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended June 30, 2007. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

30

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

For the period May 1, 2006 through April 30, 2007, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP.

Effective May 1, 2007, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2007 through April 30, 2008 in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. As of June 30, 2007, the reimbursements that may potentially be made by the ProFunds VP are as follows:

Expires 4/30/10

ProFund VP Small-Cap Value	$4,722
ProFund VP Japan	5,380
ProFund VP Oil & Gas	62,332

During the period ended June 30, 2007, the Advisor voluntarily waived additional management services fees in the amounts listed below for the ProFunds VP. These fees were voluntarily waived to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

Waiver

ProFund VP Small-Cap Value	$15,598
ProFund VP Japan	16,395
ProFund VP UltraMid-Cap	24,341
ProFund VP Oil & Gas	36,256

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2007 were as follows:

	Purchases	Sales

ProFund VP Small-Cap Value	$133,628,492	$192,911,927
ProFund VP UltraMid-Cap	267,918,183	255,659,664
ProFund VP Oil & Gas	147,884,758	118,387,613

5.	Concentration Risk

ProFund VP Japan may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which its investments are focused.

6.	Federal Income Tax Information

As of the latest tax year end of December 31, 2006, the following ProFund VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires
	12/31/14	Total

ProFund VP Japan	$1,864,160	$1,864,160

As of the latest tax year end of December 31, 2006, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable

31

PROFUNDS VP

Notes to Financial Statements (continued)
June 30, 2007
(unaudited)

annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires
	12/31/09	12/31/10	12/31/11	12/31/13	Total

ProFund VP Japan	$—	$436,173	$92,208	$—	$528,381
ProFund VP UltraMid-Cap	—	1,237,920	—	—	1,237,920
ProFund VP Oil & Gas	584,947	2,141,711	506,983	506,983	3,740,624

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Small-Cap Value	$—	$3,876,765	$3,876,765
ProFund VP Japan	6,224,426	12,683,325	18,907,751
ProFund VP UltraMid-Cap	9,481,967	2,479,181	11,961,148
ProFund VP Oil & Gas	11,591,552	550,296	12,141,848

As of the latest tax year ended December 31, 2006, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Small-Cap Value	$2,612,774	$3,076,187	$—	$—	$7,509,901	$13,198,862
ProFund VP Japan	2,406,260	—	—	(2,392,541)	—	13,719
ProFund VP UltraMid-Cap	1,752,342	598,106	—	(1,237,920)	5,088,057	6,200,585
ProFund VP Oil & Gas	—	4,258,910	—	(3,740,624)	53,015,713	53,533,999

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2007.

At June 30, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Small-Cap Value	$37,103,027	$9,576,246	$(433,992)	$9,142,254
ProFund VP Japan	46,510,545	—	(1,356)	(1,356)
ProFund VP UltraMid-Cap	100,299,797	8,892,880	(394,490)	8,498,390
ProFund VP Oil & Gas	116,947,938	68,975,469	(329,425)	68,646,044

32

PROFUNDS VP

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2007 and held for the entire period from January 1, 2007 through June 30, 2007.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07

ProFund VP Small-Cap Value	$1,000.00	$1,056.48	$8.31	1.63%
ProFund VP Japan	1,000.00	1,065.80	8.35	1.63%
ProFund VP UltraMid-Cap	1,000.00	1,202.76	8.90	1.63%
ProFund VP Oil & Gas	1,000.00	1,173.75	8.79	1.63%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07

ProFund VP Small-Cap Value	$1,000.00	$1,016.71	$8.15	1.63%
ProFund VP Japan	1,000.00	1,016.71	8.15	1.63%
ProFund VP UltraMid-Cap	1,000.00	1,016.71	8.15	1.63%
ProFund VP Oil & Gas	1,000.00	1,016.71	8.15	1.63%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

33

This Page Intentionally Left Blank

ProFundsTM

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Not just funds, ProFundsSM

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds VP. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average®,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VP. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds VP are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP.

06/07

Semi-Annual Money Market ProFunds

Semiannual Report

June 30, 2007

Money Market ProFund

i	Message from the Chairman
ii	Allocation of Portfolio Holdings & Composition
ii	Expense Examples
1	Statement of Assets and Liabilities
1	Statement of Operations
2	Statements of Changes in Net Assets
3	Financial Highlights
6	Notes to Financial Statements
10	Other Information
Cash Management Portfolio
11	Schedule of Portfolio Investments
15	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets
17	Financial Highlights
18	Notes to Financial Statements

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to Shareholders of the Money Market ProFund for the six months ended June 30, 2007.

During the period, the U.S. economy seemed poised to pull off the “soft landing” that the Federal Reserve had been hoping for. Gross Domestic Product (GDP) moderated during the first quarter, suggesting that the economys’ growth rate had slowed to less than 1% per year. But with most economic indicators pointing to stronger growth in the second quarter, most economists surveyed by the Wall Street Journal are forecasting 23% growth rates for the second half of 2007. However, a minority of economists worry that the consensus fails to factor in the negative impact that lower housing prices and higher mortgage rates will have on the consumers’ pocketbooks.

Equities Continued to March Forward . . .

The broad U.S. equity market continued upward during the first six months of 2007, as evidenced by the S&P 500 Index, which returned 7.0% for the period. Other major indexes also posted solid six-month returns, including the Dow Jones Industrial Average 8.8%, the NASDAQ-100 Index 10.3%, the S&P MidCap 400 Index 12.0%, and the Russell 2000 Index 6.4%.

Looking under the hood, however, it was clear that not all the moving parts were moving in synch. Of the ten primary industry groups, as measured by the Dow Jones Sector indexes, the Basic Materials, Oil & Gas, and Telecommunications surged ahead, returning 20.0%, 18.3%, and 15.4%, respectively. Financials was the only industry group that turned in a negative performance for the period, -0.9%. Other industry groups that trailed the broader market averages included Consumer Services, Consumer Goods, and Health Care, with returns of 4.5%, 5.8%, and 5.9%, respectively.

. . . While Bonds Faltered

The Fed remained vigilant in its efforts to keep inflation under control, and held its key short-term interest rate, the Fed Funds Target Rate, steady, at 5.25%. The long end

Michael L. Sapir — Chairman

of the yield curve moved higher, as the 30-year bond yield went from 4.8% to 5.1% over the period, resulting in a -3.7% return for investors in the Long Bond.

Navigate Today’s Markets

Whatever direction the market takes, ProFunds believes investors should have abundant opportunities to increase potential return and reduce risk. That’s why we continue to offer innovative ways for investors to seek higher potential returns and reduced risk through exposure to a variety of U.S. and foreign equity, fixed income and currency market indexes.

As always, we deeply appreciate your continued trust in ProFunds.

Sincerely,

Michael L. Sapir

Chairman

An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

An investor should consider the investment objectives, risks, and changes and expenses of ProFunds carefully before investing or sending money. The prospectus contains this and other information about ProFunds. To obtain a prospectus, please call (888)-776-3637 or visit www.profunds.com. The prospectus should be read carefully before investing.

i

Allocation of Portfolio Holdings & Composition (unaudited)

June 30, 2007

Money Market ProFund

Investment Objective: The Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

Market Exposure

Investment Type	% of Net Assets
Investment in Cash Management Portfolio	100%
Total Exposure	100%

The Cash Management Portfolio holdings are included in the accompanying financial statements of the Portfolio.

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses (including expenses allocated from the Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at January 1, 2007 and held for the entire period from January 1, 2007 through June 30, 2007.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07	Expense Ratio During Period 1/1/07 - 6/30/07
Actual Expense
Money Market ProFund—Investor Class	$1,000.00	$1,022.60	$4.31	0.86%
Money Market ProFund—Service Class	1,000.00	1,017.60	9.30	1.86%
Money Market ProFund—Class A	1,000.00	1,021.30	5.56	1.11%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expenses Paid During Period* 1/1/07 - 6/30/07	Expense Ratio During Period 1/1/07 - 6/30/07
Hypothetical Expense
Money Market ProFund—Investor Class	$1,000.00	$1,020.53	$4.31	0.86%
Money Market ProFund—Service Class	1,000.00	1,015.57	9.30	1.86%
Money Market ProFund—Class A	1,000.00	1,019.29	5.56	1.11%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

ii

PROFUNDS

Money Market ProFund

(unaudited)

Statement of Assets and Liabilities
	June 30, 2007
Assets:
Securities, at cost	$671,799,520	(a)

Securities, at value	671,799,520	(a)
Prepaid expenses	44,464

Total Assets	671,843,984

Liabilities:
Dividends payable	1,868,964
Management services fees payable	193,760
Administration fees payable	12,355
Distribution and services fees payable—Service Class	77,607
Distribution and services fees payable—Class A	99
Trustee fees payable	141
Transfer agency fees payable	198,060
Fund accounting fees payable	5,000
Compliance services fees payable	5,515
Service fees payable	11,441
Other accrued expenses	170,145

Total Liabilities	2,543,087

Net Assets	$669,300,897

Net Assets consist of:
Capital	$669,353,158
Accumulated net investment income (loss)	(31,136)
Accumulated net realized gains (losses) on investments	(21,125)

Net Assets	$669,300,897

Investor Class:
Net Assets	$583,952,710
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	583,967,308
Net Asset Value (offering and redemption price per share)	$1.00

Service Class:
Net Assets	$83,350,727
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	83,352,394
Net Asset Value (offering and redemption price per share)	$1.00

Class A:
Net Assets	$1,997,460
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,997,460
Net Asset Value (offering and redemption price per share)(b)	$1.00

(a)	Investment in Cash Management Portfolio
(b)	Certain purchases of Class A shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase.

Statement of Operations
For the six months ended June 30, 2007
Investment Income:
Interest	$16,751,747	(c)
Expenses(d)	(535,174	)(c)

Net Investment Income	16,216,573

Expenses:
Management services fees	1,091,274
Administration fees	75,140
Distribution and services fees—Service Class	426,362
Distribution and services fees—Class A	218
Transfer agency fees	629,406
Administrative services fees	23,245
Registration and filing fees	55,000
Custody fees	207
Fund accounting fees	5,000
Trustee fees	5,234
Compliance services fees	8,271
Service fees	70,687
Other fees	198,941

Total Gross Expenses before reductions	2,588,985
Less Expenses reduced by Third Party	(29,540)

Total Net Expenses	2,559,445

Net Investment Income (Loss)	13,657,128

Realized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	974	(c)

Change in Net Assets Resulting from Operations	$13,658,102

(c)	Allocated from Cash Management Portfolio
(d)	For the six months ended June 30, 2007, the Advisor to the Cash Management Portfolio waived fees, of which $53,450 was allocated to the Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

1

PROFUNDS

Money Market ProFund

Statements of Changes in Net Assets
	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31, 2006
From Investment Activities:
Operations:
Net investment income (loss)	$13,657,128	$25,964,178
Net realized gains (losses) on investments	974	(22,099)

Change in net assets resulting from operations	13,658,102	25,942,079

Distributions to Shareholders From:
Net investment income
Investor Class	(12,153,292)	(22,384,077)
Service Class	(1,500,166)	(3,632,760)
Class A	(3,722)	(7,910)

Change in net assets resulting from distributions	(13,657,180)	(26,024,747)

Capital Transactions:
Proceeds from shares issued
Investor Class	5,377,170,374	10,572,507,456
Service Class	505,010,495	1,628,681,155
Class A	2,027,211	4,727,468
Dividends reinvested
Investor Class	11,706,562	21,709,916
Service Class	1,701,340	3,456,842
Class A	3,183	6,697
Value of shares redeemed
Investor Class	(5,316,634,045)	(10,597,720,743)
Service Class	(499,023,526)	(1,667,620,615)
Class A	(522,131)	(4,244,968)

Change in net assets resulting from capital transactions	81,439,463	(38,496,792)

Change in net assets	81,440,385	(38,579,460)
Net Assets:
Beginning of period	587,860,512	626,439,972

End of period	$669,300,897	$587,860,512

Accumulated net investment income (loss)	$(31,136)	$(31,084)

Share Transactions:
Issued
Investor Class	5,377,170,378	10,572,476,793
Service Class	505,010,495	1,628,677,667
Class A	2,027,211	4,727,468
Reinvested
Investor Class	11,706,562	21,709,916
Service Class	1,701,340	3,456,842
Class A	3,183	6,697
Redeemed
Investor Class	(5,316,634,045)	(10,597,720,743)
Service Class	(499,023,526)	(1,667,620,615)
Class A	(522,131)	(4,244,968)

Change in shares	81,439,467	(38,530,943)

See accompanying notes to the financial statements.

2

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized Gains (Losses) on Investments(a)		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a), (b)	Net Expenses(a), (b)	Net Investment Income (Loss)(a), (b)	Net Assets, End of Period (000’s)
Money Market ProFund
Six Months Ended June 30, 2007 (unaudited)	$1.000	0.022		—	(c)	0.022	(0.022)	(0.022)	$1.000	2.26	%(d)	0.87%	0.86%	4.52%	$583,953
Year Ended December 31, 2006	$1.000	0.042		—	(c)	0.042	(0.042)	(0.042)	$1.000	4.25%		0.85%	0.85%	4.19%	$511,709
Year Ended December 31, 2005	$1.000	0.024		—	(c)	0.024	(0.024)	(0.024)	$1.000	2.46%		0.85%	0.85%	2.43%	$515,282
Year Ended December 31, 2004	$1.000	0.006		—	(c)	0.006	(0.006)	(0.006)	$1.000	0.61%		0.82%	0.82%	0.59%	$447,156
Year Ended December 31, 2003	$1.000	0.003		—	(c)	0.003	(0.003)	(0.003)	$1.000	0.31%		0.93%	0.93%	0.31%	$398,934
Year Ended December 31, 2002	$1.000	0.009	(e)	—		0.009	(0.009)	(0.009)	$1.000	0.94%		1.03%	0.98%	0.93%	$447,211

(a)	Per share amounts and percentages include the applicable allocation from the Cash Management Portfolio.
(b)	Annualized for periods less than one year.
(c)	Amount is less than $0.0005.
(d)	Not annualized for periods less than one year.
(e)	Per share net investment income (loss) has been calculated using the average daily shares method.

See accompanying notes to the financial statements.

3

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)		Net Realized Gains (Losses) on Investments(a)		Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a), (b)	Net Expenses(a), (b)	Net Investment Income (Loss)(a), (b)	Net Assets, End of Period (000’s)
Money Market ProFund
Six Months Ended June 30, 2007 (unaudited)	$1.000	0.017		—	(c)	0.017		(0.017)	(0.017)	$1.000	1.76	%(d)	1.87%	1.86%	3.52%	$83,351
Year Ended December 31, 2006	$1.000	0.032		—	(c)	0.032		(0.032)	(0.032)	$1.000	3.22%		1.85%	1.85%	3.19%	$75,663
Year Ended December 31, 2005	$1.000	0.014		—	(c)	0.014		(0.014)	(0.014)	$1.000	1.45%		1.85%	1.85%	1.43%	$111,158
Year Ended December 31, 2004	$1.000	0.001		—	(c)	0.001		(0.001)	(0.001)	$1.000	0.08%		1.33%	1.33%	0.08%	$62,857
Year Ended December 31, 2003	$1.000	—	(c)	—	(c)	—	(c)	— (c)	— (c)	$1.000	0.05%		1.18%	1.18%	0.06%	$105,320
Year Ended December 31, 2002	$1.000	0.001	(e)	—		0.001		(0.001)	(0.001)	$1.000	0.06%		1.78%	1.72%	0.06%	$173,646

(a)	Per share amounts and percentages include the applicable allocation from the Cash Management Portfolio.
(b)	Annualized for periods less than one year.
(c)	Amount is less than $0.0005.
(d)	Not annualized for periods less than one year.
(e)	Per share net investment income (loss) has been calculated using the daily average shares method.

See accompanying notes to the financial statements.

4

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From					Ratios to Average Net Assets			Supplemental Data
Class A	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized Gains (Losses) on Investments(a)		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a), (b)	Net Expenses(a), (b)	Net Investment Income (Loss)(a), (b)	Net Assets, End of Period (000’s)
Money Market ProFund
Six Months Ended June 30, 2007 (unaudited)	$1.000	0.021	—	(c)	0.021	(0.021)	(0.021)	$1.000	2.13	%(d)	1.12%	1.11%	4.27%	$1,997
July 3, 2006 through December 31, 2006(e)	$1.000	0.020	—	(c)	0.020	(0.020)	(0.020)	$1.000	2.03	%(d)	1.10%	1.10%	3.94%	$489

(a)	Per share amounts and percentages include the applicable allocation from the Cash Management Portfolio.
(b)	Annualized for periods less than one year.
(c)	Amount is less than $0.0005.
(d)	Not annualized for periods less than one year.
(e)	Commencement of operations

See accompanying notes to the financial statements.

5

PROFUNDS

Notes to Financial Statements

June 30, 2007

(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Money Market ProFund (the “ProFund”). The ProFund offers three classes of shares: the Investor Class, Service Class and Class A. The ProFund seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), an open-end management investment company that has the same investment objective as the ProFund. The percentage of the Portfolio’s interests owned by the ProFund as of June 30, 2007 was approximately 6.2%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund’s financial statements.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan, voting rights on matters affecting a single class of shares and sales charges. Certain purchases of Class A shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund. However, based on experience, the ProFund expects any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Security Valuation

The ProFund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note A of the notes to financial statements of the Portfolio included elsewhere in this report.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio’s income, expenses and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

In addition to the one active ProFund included in this report, ProFund Advisors LLC (the “Advisor”) also serves as the investment advisor for each of the additional 101 active ProFunds in the ProFunds Trust not included in this report and each of the Funds in the Access One Trust and ProShares Trust (other trusts in the Fund Complex advised by the Advisor or an affiliate). Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds, Access One and ProShares Trusts are allocated across the ProFunds, Access One and ProShares Trusts based upon relative net assets or another reasonable basis.

The investment income and realized gains and losses on investments allocated from the Portfolio and expenses of the ProFund (other than class specific expenses charged to a class) are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares dividends from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, are distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification.

6

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2007

(unaudited)

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. The ProFund has a tax year end of December 31st.

In addition, effective June 29, 2007, the ProFund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the ProFunds’ tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then). The adoption of FIN 48 did not impact the ProFunds’ net assets or results of operations.

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the ProFund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

3.	Fees and Transactions with Affiliates

The Advisor serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invest the assets of the ProFund. Deutsche Asset Management, Inc. (“DeAM”) is the investment advisor to the Portfolio in which the ProFund invests its assets. DeAM has committed to provide ProFunds Distributors, Inc. with additional resources to enhance the visibility and distribution of the ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the ProFund.

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays BISYS an annual fee based on the ProFunds’ and Access One Trusts’ aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to BISYS by the Trust for support of the ProFunds’ Compliance Service Program. ProFunds Distributors, Inc. (the “Distributor”), an affiliate of BISYS, serves as the Trust’s distributor. Under the Amended and Restated Distribution Agreement dated July 1, 2006, for providing the distribution entity and infrastructure related platform, the Distributor receives an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts. To the extent the Trusts cannot pay the Distributor such compensation and expense reimbursements in full pursuant to the Distribution and Shareholder Services Plan, it is contemplated that the Advisor, or an affiliate of the Advisor will pay any unpaid portion of such compensation and expense reimbursements to the Distributor. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, BISYS Fund Services Ohio, Inc. receives a base fee, account and service charges and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. Under this agreement, the Advisor may receive 0.35% of the ProFund’s average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly fee as reflected on the Statement of Operations as “Service fees.”

7

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2007

(unaudited)

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as “Administrative services fees.”

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities and/or shareholder services with respect to Service Class shares. Under the Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Service Class shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Class shares of the applicable ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFund may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

Under the Plan, the ProFund’s Class A shares are authorized to pay a fee at an annual rate not to exceed 0.40% of average daily net assets attributable to Class A shares as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of the ProFund’s average daily net assets attributable to Class A shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in, or not opposed to, the best interest of Class A shareholders to do so.

During the period ended June 30, 2007, the Advisor, as an Authorized Firm, was reimbursed $924,512 for expenses incurred under the Plan in aggregate relating to the Trust.

The Advisor or other parties may voluntarily waive or reimburse fees at their discretion. Any voluntary waivers or reimbursements are not subject to recoupment in subsequent years and may be stopped at any time.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with the Access One Trust and ProShares Trust, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $65,000. Independent Trustees will also receive $3,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $1,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $41,500 ($83,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and ProShares Trusts for the period ended June 30, 2007. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFund reimburses the Advisor for its related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

4.	Federal Income Tax Information

As of the latest tax year end of December 31, 2006, the ProFund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

Expires 12/31/14
Money Market ProFund	$22,010

Under current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The ProFund had deferred losses, which will be treated as arising on the first day of the fiscal year ended December 31, 2007, as follows:

Post-October Losses
Money Market ProFund	$89

The tax character of dividends paid to shareholders during the tax year ended December 31, 2006, which may differ from the amounts noted in the Statements of Changes in Net Assets because of tax rules, were as follows:

	Ordinary Income	Total Distributions Paid
Money Market ProFund	$25,644,774	$25,644,774

8

PROFUNDS

Notes to Financial Statements (continued)

June 30, 2007

(unaudited)

As of the latest tax year end of December 31, 2006, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Money Market ProFund	$—	$—	$ (31,084)	$ (22,099)	$—	$ (53,183)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2007.

At June 30, 2007, the cost and unrealized appreciation (depreciation) on securities, for federal income tax purposes, were as follows:

	Tax Cost	Net Unrealized Appreciation (Depreciation)
Money Market ProFund	$671,799,520	$—

9

Other Information (unaudited)

On March 15, 2007, the Board of Trustees of ProFunds (the “Trust”), upon the recommendation of the Audit Committee of the Board of Trustees, determined not to retain Ernst & Young LLP (“E&Y”) and approved a change of the Trust’s independent auditor to PricewaterhouseCoopers LLP (“PWC”) for the Money Market ProFund (the “ProFund”) of the Trust. For the fiscal year ended December 31, 2006, E&Y served as the Trust’s independent auditor with respect to the ProFund. During the ProFund’s fiscal year ended December 31, 2006, E&Y’s audit report concerning the ProFund contained no adverse opinion or disclaimer of opinion; nor was its report qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audit for the fiscal year ended December 31, 2006 and through March 15, 2007, there were no disagreements between the ProFund and E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of E&Y would have caused it to make reference to the disagreements in its report on the financial statements for such periods.

10

Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments as of June 30, 2007

Certificates of Deposit and Bank Notes 15.9%
	Principal Amount	Value
ABN AMRO Bank NV, 5.31%, 8/16/2007	$115,000,000	$115,000,000
Banco Bilbao Vizcaya Argentaria SA, 5.305%, 7/23/2007	98,000,000	98,000,296
Bank of America NA, 5.25%, 9/7/2007	56,500,000	56,500,000
Bank of Montreal, 5.315%, 8/14/2007	114,000,000	114,000,000
Bank of Tokyo-Mitsubishi–UFJ, Ltd.:
5.34%, 7/19/2007	190,000,000	190,000,000
5.35%, 7/25/2007	148,000,000	148,000,000
Barclays Bank PLC:
5.31%, 8/16/2007	158,000,000	158,000,000
5.31%, 11/1/2007	75,000,000	74,998,239
Calyon, 5.325%, 8/31/2007	28,000,000	28,003,147
Credit Agricole SA, 5.31%, 11/13/2007	27,500,000	27,498,996
Credit Industrial Et Commercial, 5.33%, 8/21/2007	50,000,000	50,000,349
Credit Suisse, 5.307%, 11/2/2007	26,000,000	25,999,782
Depfa Bank PLC, 5.31%, 8/9/2007	58,500,000	58,500,000
Mizuho Corporate Bank:
5.31%, 7/2/2007	40,000,000	40,000,000
5.31%, 7/16/2007	30,000,000	30,000,000
5.32%, 7/19/2007	72,700,000	72,700,000
5.32%, 7/25/2007	86,500,000	86,500,000
5.33%, 8/20/2007	80,000,000	80,000,000
Norinchukin Bank:
5.27%, 9/10/2007	54,800,000	54,800,000
5.35%, 7/10/2007	15,000,000	15,000,000
5.35%, 8/27/2007	34,800,000	34,800,583
Societe Generale, 5.34%, 7/19/2007	90,000,000	90,000,000
Swedbank AB, 5.42%, 8/31/2007	6,000,000	5,999,551
UBS AG:
5.29%, 7/2/2007	52,500,000	52,500,000
5.3%, 7/2/2007	25,000,000	25,000,000

TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES (Cost $1,731,800,943)		1,731,800,943

Commercial Paper** 34.3%
Alliance & Leicester PLC, 5.235%, 8/10/2007	75,000,000	74,563,750
ANZ National International Ltd., 5.235%, 8/20/2007	100,000,000	99,272,917
AstraZeneca PLC:
5.255%, 9/18/2007	115,200,000	113,871,536
5.275%, 9/24/2007	75,000,000	74,065,885
Bank of America Corp.:
5.224%, 9/24/2007	35,000,000	34,568,294
5.23%, 8/15/2007	100,000,000	99,346,250
5.265%, 9/28/2007	50,000,000	49,349,188

Commercial Paper**, continued
	Principal Amount	Value
Caisse Nationale Des Caisses D’Epargne et Prevoyan, 5.168%, 11/13/2007	$75,000,000	$73,546,500
Cancara Asset Securitization LLC, 5.32%, 7/26/2007	30,291,000	30,179,092
Carrera Capital Finance LLC, 5.245%, 7/9/2007	10,000,000	9,988,344
Cedar Springs Capital Co., LLC:
5.255%, 7/20/2007	21,149,000	21,090,344
5.28%, 9/12/2007	46,000,000	45,507,493
5.285%, 8/20/2007	14,145,000	14,041,172
5.295%, 7/11/2007	40,202,000	40,142,870
Charta, LLC, 5.275%, 8/15/2007	79,000,000	78,479,094
CHI Catholic Health Initiatives, 5.33%, 8/7/2007	60,000,000	60,000,000
Cobbler Funding LLC:
5.24%, 7/27/2007	22,696,000	22,610,108
5.245%, 7/25/2007	36,000,000	35,874,120
5.26%, 9/10/2007	49,500,000	48,986,493
5.28%, 9/17/2007	25,000,000	24,714,000
Compass Securitization LLC, 5.3%, 7/20/2007	60,000,000	59,832,167
Danske Corp., 5.165%, 11/9/2007	100,000,000	98,120,514
Depfa Bank PLC, 5.12%, 8/24/2007	20,000,000	19,846,400
Five Finance, Inc., 5.21%, 7/24/2007	27,000,000	26,910,128
Giro Balanced Funding Corp.:
5.255%, 7/19/2007	40,000,000	39,894,900
5.255%, 7/20/2007	50,000,000	49,861,326
5.3%, 7/11/2007	30,456,000	30,411,162
5.31%, 7/20/2007	75,000,000	74,789,812
Giro Funding US Corp.:
5.255%, 7/24/2007	132,362,000	131,917,613
5.26%, 8/31/2007	30,000,000	29,732,617
5.265%, 9/7/2007	20,000,000	19,801,100
5.275%, 8/30/2007	31,638,000	31,359,849
Grampian Funding Ltd.:
5.175%, 10/10/2007	80,000,000	78,838,500
5.21%, 7/25/2007	14,000,000	13,951,373
Greyhawk Funding LLC, 5.3%, 7/20/2007	158,500,000	158,056,640
Irish Life & Permanent PLC:
5.195%, 7/16/2007	38,200,000	38,117,313
5.195%, 7/20/2007	34,000,000	33,906,779
Jupiter Securitization Corp., 5.3%, 7/18/2007	100,000,000	99,749,722
K2 (USA) LLC, 5.145%, 8/8/2007	30,000,000	29,837,075
KFW International Finance, Inc., 5.185%, 10/9/2007	6,000,000	5,913,583
Lake Constance Funding LLC, 5.26%, 9/5/2007	45,000,000	44,566,050
Liberty Street Funding:
5.24%, 7/24/2007	25,000,000	24,916,306
5.26%, 7/5/2007	5,000,000	4,997,078

The accompanying notes are an integral part of the financial statements.

11

Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments as of June 30, 2007

Commercial Paper**, continued
	Principal Amount	Value
Mane Funding Corp., 5.26%, 8/7/2007	$15,357,000	$15,273,978
MetLife, Inc.:
5.23%, 8/15/2007	32,799,000	32,584,577
5.26%, 8/15/2007	26,474,000	26,299,933
Morrigan TRR Funding LLC:
5.29%, 9/12/2007	80,000,000	79,141,844
5.355%, 7/23/2007	72,000,000	71,764,380
5.375%, 7/23/2007	73,300,000	73,059,230
Nationwide Building Society, 5.24%, 7/5/2007	10,000,000	9,994,178
Nieuw Amsterdam Receivables Corp.:
5.24%, 7/23/2007	51,619,000	51,453,704
5.28%, 8/8/2007	80,727,000	80,277,082
Northern Rock PLC, 5.235%, 8/13/2007	40,000,000	39,749,883
Perry Global Funding LLC:
Series A, 5.17%, 10/25/2007	63,693,000	62,631,945
Series A, 5.23%, 12/21/2007	22,981,000	22,403,417
Series A, 5.27%, 9/26/2007	81,705,000	80,664,419
Siemens Captal Co., LLC, 5.27%, 9/27/2007	271,200,000	267,706,341
Simba Funding Corp.:
5.24%, 8/17/2007	65,742,000	65,292,252
5.26%, 9/10/2007	20,188,000	19,978,572
5.265%, 9/20/2007	39,519,000	39,050,848
Societe Generale North America, Inc., 5.17%, 11/9/2007	52,000,000	51,021,721
Stony Point Capital Co., LLC:
5.32%, 7/2/2007	75,000,000	74,988,917
5.33%, 7/13/2007	35,603,000	35,539,745
SwedBank AB:
5.19%, 10/11/2007	64,000,000	63,058,880
5.255%, 7/10/2007	92,000,000	91,879,135
Swedish National Housing Finance Corp., 5.31%, 8/13/2007	40,000,000	39,746,300
UBS Finance LLC, 5.19%, 10/5/2007	80,800,000	79,681,728
Valcour Bay Capital Co., LLC:
5.3%, 7/13/2007	35,169,000	35,106,868
5.31%, 8/16/2007	14,000,000	13,905,010
5.28%, 9/13/2007	20,000,000	19,782,933

TOTAL COMMERCIAL PAPER (Cost $3,737,563,277)		3,737,563,277

Master Notes 1.8%
The Bear Stearns Companies, Inc.:
5.475%*, 7/2/2007(a)	125,000,000	125,000,000
5.505%*, 7/2/2007(a)	75,000,000	75,000,000

TOTAL MASTER NOTES (Cost $200,000,000)		200,000,000

Government & Agency Obligations 0.2%
	Principal Amount	Value
Federal Home Loan Mortgage Corp., 5.35%, 3/26/2008 (Cost $20,290,000)	$20,290,000	$20,290,000

Funding Agreements* 3.0%
Genworth Life Insurance Co.:
5.415%, 1/25/2008	75,000,000	75,000,000
5.42%, 9/4/2007	105,000,000	105,000,000
5.42%, 3/3/2008	20,000,000	20,000,000
Metlife Insurance Co., 5.409%, 3/31/2008	30,000,000	30,000,000
New York Life Insurance Co., 5.42%, 9/18/2007	100,000,000	100,000,000

TOTAL FUNDING AGREEMENTS (Cost $330,000,000)		330,000,000

Asset Backed 0.2%
Steers Mercury III Trust, 144A, 5.34%*, 5/27/2048 (Cost $24,765,785)	24,765,785	24,765,785

Promissory Notes 2.5%
The Goldman Sachs Group, Inc.:
5.37%*, 1/18/2008	100,000,000	100,000,000
5.38%*, 10/19/2007	170,000,000	170,000,000

TOTAL PROMISSORY NOTES (Cost $270,000,000)		270,000,000

Short–Term Notes* 38.1%
AIG–FP Matched Funding Corp., 5.31%, 12/17/2007	31,500,000	31,500,647
Alliance & Leicester PLC, 5.33%, 7/8/2008	20,000,000	20,000,000
Allied Irish Banks PLC, 144A, 5.338%, 7/18/2008	118,400,000	118,400,000
American Express Bank FSB:
5.28%, 2/8/2008	80,000,000	80,000,000
5.29%, 11/8/2007	64,000,000	63,997,766
American Express Centurion Bank:
5.29%, 9/13/2007	50,000,000	50,000,000
5.29%, 11/6/2007	175,000,000	175,000,000
American Honda Finance Corp.:
5.32%, 3/20/2008	25,000,000	25,000,000
5.325%, 10/30/2007	60,000,000	60,000,000
144A, 5.43%, 7/11/2008	8,000,000	8,008,751
144A, 5.46%, 9/27/2007	25,000,000	25,007,695
Australia & New Zealand Banking Group Ltd., 5.34%, 5/22/2008	30,000,000	30,000,000
Banco Bilbao Vizcaya Argentaria SA, 5.376%, 4/17/2008	175,050,000	175,107,894
Banco Espanol de Credito SA, 144A, 5.334%, 4/18/2008	122,000,000	122,000,000
Bank of America NA, 5.315%, 5/16/2008	35,000,000	35,000,000
Bank of Tokyo-Mitsubishi–UFJ, Ltd., 5.41%, 8/23/2007	50,000,000	50,005,979

The accompanying notes are an integral part of the financial statements.

12

Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments as of June 30, 2007

Short–Term Notes*, continued
	Principal Amount	Value
BellSouth Corp., 5.485%, 11/15/2007	$23,000,000	$23,011,704
BMW US Capital LLC, 144A, 5.34%, 4/15/2010	10,000,000	10,000,000
BNP Paribas:
5.29%, 10/3/2007	75,000,000	74,993,683
5.31%, 7/25/2008	20,000,000	20,000,000
5.325%, 5/7/2008	15,000,000	15,000,000
Caisse Nationale des Caisses d’Epargne et de Prevoyance, 144A, 5.326%, 6/2/2008	42,000,000	42,000,000
Caja de Ahorros y Monte de Piedad de Madrid, 5.359%, 5/12/2008	75,000,000	75,000,000
Calyon:
5.26%, 10/3/2007	75,000,000	74,993,311
5.3%, 9/13/2007	48,000,000	47,997,602
144A, 5.33%, 7/21/2008	121,000,000	121,000,000
Canadian Imperial Bank of Commerce:
5.39%, 10/26/2007	100,000,000	99,992,748
5.41%, 6/9/2008	24,750,000	24,750,000
Carrera Capital Finance LLC, 5.31%, 8/24/2007	70,000,000	70,000,000
Citigroup Global Markets Holdings, Inc., 5.43%, 8/16/2007	50,000,000	50,006,871
Commonwealth Bank of Australia, 5.32%, 5/23/2008	40,000,000	40,000,000
Danske Bank AS, 144A, 5.29%, 7/18/2008	118,000,000	117,990,466
DNB NOR Bank ASA, 5.32%, 5/23/2008	50,000,000	50,000,000
General Electric Capital Corp.:
5.28%, 8/19/2011	60,000,000	60,000,000
5.4%, 3/4/2008	95,000,000	95,044,538
HSBC Finance Corp.:
5.33%, 2/6/2012	75,000,000	75,000,000
5.37%, 5/23/2008	25,000,000	25,000,000
HSH Nordbank AG:
5.29%, 3/25/2008	40,000,000	39,994,240
144A, 5.33%, 7/18/2008	85,000,000	85,000,000
International Business Machine Corp., 5.33%, 12/8/2010	86,000,000	86,000,000
Intesa Bank Ireland PLC, 5.32%, 7/25/2011	55,000,000	55,000,000
K2 (USA) LLC:
144A, 5.3%, 7/16/2007	40,000,000	39,999,995
5.309%, 1/31/2008	30,000,000	29,998,332
Links Finance LLC:
5.315%, 4/28/2008	20,000,000	19,998,397
144A, 5.325%, 8/15/2007	39,000,000	39,001,168
144A, 5.33%, 2/25/2008	14,000,000	13,999,512
M&I Marshall & Ilsley Bank, 5.32%, 6/13/2008	56,000,000	56,000,000
Merrill Lynch & Co., Inc.:
5.05%, 7/6/2007	35,000,000	35,000,327
5.29%, 7/27/2007	5,000,000	5,000,000
5.3%, 7/17/2008	25,000,000	25,000,000
5.3%, 8/24/2011	90,000,000	90,000,000
5.33%, 9/15/2010	55,000,000	55,000,000
5.4%, 2/3/2009	50,000,000	50,000,000

Short–Term Notes*, continued
	Principal Amount	Value
Mitsubishi UFJ Trust & Banking Corp., 5.31%, 2/19/2008	$23,000,000	$23,000,000
Morgan Stanley:
5.34%, 9/5/2007	140,000,000	140,000,000
5.34%, 12/14/2007	40,000,000	40,000,000
5.435%, 9/10/2007	130,000,000	130,000,000
Natixis SA, 5.42%, 8/31/2007	75,000,000	75,000,000
Nordea Bank AB, 5.31%, 4/8/2011	40,000,000	40,000,000
Northern Rock PLC:
144A, 5.325%, 10/22/2007	90,000,000	90,000,000
5.34%, 11/5/2007	30,000,000	30,000,000
Parkland (USA) LLC, 5.325%, 10/31/2007	20,000,000	19,998,663
Premier Asset Collateralized Entity LLC, 144A, 5.325%, 1/30/2008	30,000,000	29,998,249
Pyxis Master Trust, Series 2007–6, 144A, 5.38%, 9/6/2014	37,000,000	37,000,000
Skandinaviska Enskilda Banken:
5.272%, 7/6/2007	32,000,000	31,999,832
5.32%, 2/9/2011	10,000,000	10,000,000
Societe Generale, 5.27%, 3/25/2008	35,500,000	35,493,575
Tango Finance Corp.:
144A, 5.29%, 9/24/2007	50,000,000	49,998,842
144A, 5.29%, 10/3/2007	25,000,000	24,999,355
The Goldman Sachs Group, Inc., 5.475%, 10/5/2007	55,000,000	55,022,234
Toyota Motor Credit Corp.:
5.3%, 2/11/2008	100,000,000	100,000,000
5.302%, 6/30/2008	80,000,000	80,000,000
UniCredito Italiano Bank (Ireland) PLC:
5.33%, 6/13/2008	75,000,000	75,000,000
144A, 5.34%, 5/2/2008	20,000,000	19,998,355
UniCredito Italiano SpA, 5.33%, 9/11/2007	10,000,000	9,999,756

TOTAL SHORT–TERM NOTES (Cost $4,153,310,487)		4,153,310,487

Time Deposits 3.1%
Caixa Geral de Depositos, 5.375%, 7/2/2007	100,000,000	100,000,000
Fortis Bank SA, 5.343%, 7/2/2007	231,922,312	231,922,312

TOTAL TIME DEPOSITS (Cost $331,922,312)		331,922,312

	% of Net Assets
TOTAL INVESTMENT PORTFOLIO (Cost $10,799,652,804)+	99.1	10,799,652,804
Other Assets and Liabilities, Net	0.9	100,834,879

NET ASSETS	100.0	$10,900,487,683

The accompanying notes are an integral part of the financial statements.

13

Cash Management Portfolio (Unaudited)	Schedule of Portfolio Investments as of June 30, 2007

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon–equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2007.
**	Annualized yield at time of purchase; not a coupon rate.
+	The cost for federal income tax purposes was $10,799,652,804.
(a)	Reset date; not a maturity date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

14

Cash Management Portfolio

(Unaudited)

Statement of Assets and Liabilities
as of June 30, 2007
Assets
Investments in securities, valued at amortized cost	$10,799,652,804
Receivable for investments sold	50,125,513
Interest receivable	52,039,028
Other assets	419,595

Total assets	10,902,236,940

Liabilities
Cash overdraft	240,991
Accrued advisory fee	1,040,683
Accrued administration fee	282,065
Other accrued expenses and payables	185,518

Total liabilities	1,749,257

Net assets, at value	$10,900,487,683

Statement of Operations
For the six months ended June 30, 2007
Investment Income
Income:
Interest	$250,559,354

Expenses:
Advisory fee	6,875,728
Administration fee	1,401,778
Custodian fee	226,425
Auditing	25,340
Legal	4,219
Trustees’ fees and expenses	136,290
Other	224,518

Total expenses before expense reductions	8,894,298

Expense reductions	(946,500)

Total expenses after expense reductions	7,947,798

Net investment income	242,611,556

Net realized gain (loss) from investments	15,008

Net increase (decrease) in net assets resulting from operations	$242,626,564

The accompanying notes are an integral part of the financial statements.

15

Cash Management Portfolio

Statement of Changes in Net Assets
	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$242,611,556	$410,705,445
Net realized gain (loss) on investment transactions	15,008	(284,968)

Net increase (decrease) in net assets resulting from operations	242,626,564	410,420,477

Capital transaction in shares of beneficial interest:
Proceeds from capital invested	42,894,522,885	100,741,342,219
Value of capital withdrawn	(41,113,505,675)	(102,206,284,505)

Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	1,781,017,210	(1,464,942,286)
Increase (decrease) in net assets	2,023,643,774	(1,054,521,809)

Net assets at beginning of period	8,876,843,909	9,931,365,718

Net assets at end of period	$10,900,487,683	$8,876,843,909

The accompanying notes are an integral part of the financial statements.

16

Cash Management Portfolio

Financial Highlights
	Years Ended December 31,
	2007(a)		2006	2005	2004	2003	2002
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10,900		8,877	9,931	9,812	12,550	11,237

Ratio of expenses before expense reductions (%)	.19	*	.20	.21	.21	.21	.20

Ratio of expenses after expense reductions (%)	.17	*	.18	.18	.18	.18	.18

Ratio of net investment income (%)	5.19	*	4.83	3.08	1.22	1.04	1.71

Total Return (%)(b),(c)	2.61	**	4.97	3.15	1.26	1.06	1.72

(a)	For the six months ended June 30, 2007 (Unaudited).
(b)	Total return would have been lower had certain expenses not been reduced.
(c)	Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.
*	Annualized
**	Not annualized

The accompanying notes are an integral part of the financial statements.

17

Cash Management Portfolio

Notes to Financial Statements

June 30, 2007

A.	Significant Accounting Policies

Cash Management Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open–end management investment company organized as a New York business trust.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. The Portfolio’s securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a–7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Investments in open–end investment companies are valued at their net asset value each business day.

In September 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of June 30, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub–custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

In July 2006, FASB issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for the Portfolio a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns. Management has evaluated the application of FIN 48 and has determined there is no impact on the Portfolio’s financial statements.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex–dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B.	Fees and Transactions with Affiliates

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for the master portfolio.

18

Cash Management Portfolio

Notes to Financial Statements (continued)

June 30, 2007

Effective May 14, 2007, under the Advisor Agreement, the Portfolio pays the Advisor a monthly advisory fee based on its average daily net assets accrued daily and payable monthly, at the following annual rates:

First $5.5 billion of the Fund’s average daily net assets	.150%
Next $5 billion of such net assets	.135%
Over $10.5 billion of such net assets	.120%

Prior to May 14, 2007, the Portfolio paid the Advisor an annual fee of 0.15%, based on its average daily net assets, calculated daily and paid monthly.

For the period from January 1, 2007 through May 13, 2007, the Advisor contractually agreed to waive a portion of their fees and/or reimburse expenses of the Portfolio, to the extent necessary, to maintain total operating expenses at 0.18% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering expenses). The amount of the waiver and whether the Advisor and Administrator waive a portion of their fees may vary at any time without notice to shareholders.

For the period from May 14, 2007 through July 29, 2010, the Advisor has contractually agreed to maintain total operating expenses at 0.15% of its average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organizational and offering expenses). The amount of the waiver and whether the Advisor and Administrator waive a portion of their fees may vary at any time without notice to shareholders.

Accordingly, for the six months ended June 30, 2007 the Advisor waived a portion of its Advisory fee as follows:

	Total Aggregated	Waived	Annualized Effective Rate
Cash Management Portfolio	$6,875,728	$912,475.13%

Administration Fee. Pursuant to an Administrative Services Agreement with the Advisor, the Advisor provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2007, the Advisor received an Administration fee of $1,401,778, of which $282,065 is unpaid.

Trustees’ Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out–of–pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Board and the Chairperson of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

C.	Fee Reductions

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the six months ended June 30, 2007, the Portfolio’s custodian fees were reduced by $34,025 for custody credits earned.

D.	Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $750 million revolving credit facility administered by JPMorgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Portfolio may borrow up to a maximum of 5 percent of its net assets under this agreement.

E.	Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management (“DeAM”) settled proceedings with the Securities and Exchange Commission (“SEC”) and the New York Attorney General on behalf of Deutsche Asset Management, Inc. (“DAMI”) and Deutsche Investment Management Americas Inc. (“DIMA”), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading of fund shares at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged

19

Cash Management Portfolio

Notes to Financial Statements (continued)

June 30, 2007

that although the prospectuses for certain funds in the regulators’ view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admitted nor denied any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds in accordance with a distribution plan to be developed by a distribution consultant. The funds’ investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above–described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors’ Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors’ supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds’ Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for these certain funds during this period; the funds retain a senior officer (or independent consultants, as applicable) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds’ web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers (“NASD”) announced final agreements in which Deutsche Investment Management Americas Inc. (“DIMA”), Deutsche Asset Management, Inc. (“DAMI”) and Scudder Distributors, Inc. (“SDI”) (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds’ (now known as the DWS Scudder Funds) shares during 2001–2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI’s use of certain funds’ brokerage commissions to reduce revenue sharing costs to broker–dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DAMI and SDI neither admitted nor denied any of the regulators’ findings, DIMA, DAMI and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker–dealers who sold fund shares. Based on the prescribed settlement order, the Fund was not entitled to a portion of the settlement.

As part of the settlements, DIMA, DAMI and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

20

Cash Management Portfolio

Notes to Financial Statements (continued)

June 30, 2007

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds’ investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund’s investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

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ProFunds™

Post Office Mailing Address for Investments
P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers
For Financial Professionals:	(888) PRO-5717	(888) 776-5717
For All Others:	(888) PRO-FNDS	(888) 776-3637
Or:	(614) 470-8122
Fax Number:	(800) 782-4797

Website Address
www.profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit www.profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the ProFunds’ website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the Profunds’ website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

06/07

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Not applicable - only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date	September 4, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date	September 4, 2007

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date	September 4, 2007

* Print the name and title of each signing officer under his or her signature.